UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10385

Pacific Funds Series Trust

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Funds Series Trust

700 Newport Center Drive, P.O. Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code: 949-219-6767

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

September 30, 2018

SEMI-ANNUAL REPORT

PACIFIC FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2018

Pacific Funds Series Trust, which is a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust”.

PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

September 30, 2018 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	1,097,666	$11,382,794
Pacific Funds Floating Rate Income ‘P’	965,708	9,801,935
Pacific Funds High Income ‘P’	923,535	9,355,414
PF Inflation Managed Fund ‘P’	2,243,400	19,921,393
PF Managed Bond Fund ‘P’	9,150,966	95,902,126
PF Short Duration Bond Fund ‘P’	3,650,347	36,028,928
PF Emerging Markets Debt Fund ‘P’	1,567,220	13,760,194
Pacific Funds Small-Cap Growth ‘P’	68,928	971,892
PF Developing Growth Fund ‘P’ *	21,913	420,518
PF Large-Cap Value Fund ‘P’	226,085	4,121,526
PF Multi-Asset Fund ‘P’ *	5,074,237	51,604,991
PF Small-Cap Value Fund ‘P’	112,279	1,350,720
PF Emerging Markets Fund ‘P’	216,594	3,482,831
PF International Large-Cap Fund ‘P’	32,103	680,586
PF International Small-Cap Fund ‘P’	240,128	2,576,572
PF International Value Fund ‘P’	95,385	960,523
PF Real Estate Fund ‘P’	218,882	2,790,751
PF Currency Strategies Fund ‘P’	543,507	4,962,221
PF Equity Long/Short Fund ‘P’	548,645	4,860,995
PF Global Absolute Return Fund ‘P’	550,516	4,927,115

Total Affiliated Mutual Funds (Cost $274,215,919)		279,864,025

TOTAL INVESTMENTS - 100.1% (Cost $274,215,919)		279,864,025

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(258,502)

NET ASSETS - 100.0%		$279,605,523

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Funds’ composition as a percentage of net assets was as follows:

Pacific Funds Portfolio Optimization Conservative
Affiliated Fixed Income Funds	71.9%
Affiliated Equity Funds	28.2%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	1,281,107	$13,285,080
Pacific Funds Floating Rate Income ‘P’	1,421,912	14,432,409
Pacific Funds High Income ‘P’	1,035,058	10,485,134
PF Inflation Managed Fund ‘P’	1,867,979	16,587,656
PF Managed Bond Fund ‘P’	11,124,436	116,584,095
PF Short Duration Bond Fund ‘P’	2,841,711	28,047,688
PF Emerging Markets Debt Fund ‘P’	2,076,629	18,232,805
Pacific Funds Small-Cap Growth ‘P’	207,243	2,922,131
PF Developing Growth Fund ‘P’ *	67,231	1,290,167
PF Large-Cap Value Fund ‘P’	321,378	5,858,729
PF Multi-Asset Fund ‘P’ *	13,377,499	136,049,160
PF Small-Cap Value Fund ‘P’	330,581	3,976,888
PF Emerging Markets Fund ‘P’	663,470	10,668,595
PF International Large-Cap Fund ‘P’	94,504	2,003,486
PF International Small-Cap Fund ‘P’	706,628	7,582,119
PF International Value Fund ‘P’	260,733	2,625,586
PF Real Estate Fund ‘P’	487,695	6,218,112
PF Currency Strategies Fund ‘P’	800,587	7,309,360
PF Equity Long/Short Fund ‘P’	807,284	7,152,535
PF Global Absolute Return Fund ‘P’	810,426	7,253,310

Total Affiliated Mutual Funds (Cost $405,483,430)		418,565,045

TOTAL INVESTMENTS - 100.2% (Cost $405,483,430)		418,565,045

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(780,402)

NET ASSETS - 100.0%		$417,784,643

Pacific Funds Portfolio Optimization Moderate-Conservative
Affiliated Fixed Income Funds	53.8%
Affiliated Equity Funds	46.4%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds' investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds' assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Conservative
Assets	Affiliated Mutual Funds	$279,864,025	$279,864,025	$—	$—

Pacific Funds Portfolio Optimization Moderate-Conservative
Assets	Affiliated Mutual Funds	$418,565,045	$418,565,045	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-1

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

September 30, 2018 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	2,475,406	$25,669,957
Pacific Funds Floating Rate Income ‘P’	1,866,614	18,946,128
Pacific Funds High Income ‘P’	2,486,866	25,191,954
PF Inflation Managed Fund ‘P’	2,791,431	24,787,908
PF Managed Bond Fund ‘P’	21,945,128	229,984,941
PF Short Duration Bond Fund ‘P’	3,785,114	37,359,074
PF Emerging Markets Debt Fund ‘P’	2,827,831	24,828,359
Pacific Funds Small-Cap Growth ‘P’	1,001,322	14,118,635
PF Developing Growth Fund ‘P’ *	276,574	5,307,460
PF Growth Fund ‘P’	2,248,020	65,844,501
PF Large-Cap Value Fund ‘P’	4,218,127	76,896,453
PF Multi-Asset Fund ‘P’ *	49,379,256	502,187,034
PF Small-Cap Value Fund ‘P’	2,532,472	30,465,640
PF Emerging Markets Fund ‘P’	2,748,146	44,190,187
PF International Large-Cap Fund ‘P’	973,109	20,629,906
PF International Small-Cap Fund ‘P’	2,709,217	29,069,903
PF International Value Fund ‘P’	2,852,171	28,721,363
PF Real Estate Fund ‘P’	1,493,686	19,044,501
PF Currency Strategies Fund ‘P’	2,315,347	21,139,118
PF Equity Long/Short Fund ‘P’	2,208,251	19,565,100
PF Global Absolute Return Fund ‘P’	2,215,177	19,825,835

Total Affiliated Mutual Funds (Cost $1,159,761,310)		1,283,773,957

TOTAL INVESTMENTS - 100.2% (Cost $1,159,761,310)		1,283,773,957

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,213,235)

NET ASSETS - 100.0%		$1,281,560,722

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Funds’ composition as a percentage of net assets was as follows:

Pacific Funds Portfolio Optimization Moderate
Affiliated Equity Funds	68.5%
Affiliated Fixed Income Funds	31.7%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	860,929	$8,927,830
Pacific Funds Floating Rate Income ‘P’	933,945	9,479,542
Pacific Funds High Income ‘P’	933,184	9,453,152
PF Inflation Managed Fund ‘P’	523,734	4,650,754
PF Managed Bond Fund ‘P’	7,632,369	79,987,230
PF Emerging Markets Debt Fund ‘P’	2,122,051	18,631,611
Pacific Funds Small-Cap Growth ‘P’	994,545	14,023,092
PF Developing Growth Fund ‘P’ *	287,920	5,525,193
PF Growth Fund ‘P’	2,463,598	72,158,792
PF Large-Cap Value Fund ‘P’	4,749,063	86,575,422
PF Multi-Asset Fund ‘P’ *	46,155,071	469,397,072
PF Small-Cap Value Fund ‘P’	2,280,311	27,432,139
PF Emerging Markets Fund ‘P’	2,587,921	41,613,768
PF International Large-Cap Fund ‘P’	1,043,108	22,113,899
PF International Small-Cap Fund ‘P’	2,438,461	26,164,682
PF International Value Fund ‘P’	3,043,979	30,652,871
PF Real Estate Fund ‘P’	1,124,646	14,339,240
PF Currency Strategies Fund ‘P’	1,328,965	12,133,454
PF Equity Long/Short Fund ‘P’	1,355,259	12,007,597
PF Global Absolute Return Fund ‘P’	1,359,957	12,171,617

Total Affiliated Mutual Funds (Cost $843,939,445)		977,438,957

TOTAL INVESTMENTS - 100.1% (Cost $843,939,445)		977,438,957

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,148,468)

NET ASSETS - 100.0%		$976,290,489

Pacific Funds Portfolio Optimization Growth
Affiliated Equity Funds	85.4%
Affiliated Fixed Income Funds	14.7%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Moderate
Assets	Affiliated Mutual Funds	$1,283,773,957	$1,283,773,957	$—	$—

Pacific Funds Portfolio Optimization Growth
Assets	Affiliated Mutual Funds	$977,438,957	$977,438,957	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-2

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

September 30, 2018 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED ALTERNATIVES

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Floating Rate Income ‘P’	329,916	$3,348,643
PF Emerging Markets Debt Fund ‘P’	375,031	3,292,775
Pacific Funds Small-Cap Growth ‘P’	447,056	6,303,489
PF Developing Growth Fund ‘P’ *	119,957	2,301,976
PF Growth Fund ‘P’	1,280,816	37,515,102
PF Large-Cap Value Fund ‘P’	1,918,973	34,982,880
PF Multi-Asset Fund ‘P’ *	16,535,542	168,166,465
PF Small-Cap Value Fund ‘P’	1,074,796	12,929,795
PF Emerging Markets Fund ‘P’	1,110,039	17,849,422
PF International Large-Cap Fund ‘P’	514,683	10,911,278
PF International Small-Cap Fund ‘P’	1,007,535	10,810,856
PF International Value Fund ‘P’	1,500,832	15,113,383
PF Real Estate Fund ‘P’	527,968	6,731,588
PF Currency Strategies Fund ‘P’	360,980	3,295,743
PF Equity Long/Short Fund ‘P’	355,366	3,148,540
PF Global Absolute Return Fund ‘P’	356,185	3,187,857

Total Affiliated Mutual Funds (Cost $278,598,508)		339,889,792

TOTAL INVESTMENTS - 100.1% (Cost $278,598,508)		339,889,792

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(230,159)

NET ASSETS - 100.0%		$339,659,633

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Funds’ composition as a percentage of net assets was as follows:

Pacific Funds Portfolio Optimization Aggressive-Growth
Affiliated Equity Funds	97.2%
Affiliated Fixed Income Funds	2.9%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Floating Rate Income ‘P’	398,509	$4,044,866
PF Inflation Managed Fund ‘P’	247,316	2,196,168
PF Emerging Markets Debt Fund ‘P’	680,878	5,978,105
PF Emerging Markets Fund ‘P’	90,492	1,455,113
PF International Small-Cap Fund ‘P’	259,941	2,789,170
PF Real Estate Fund ‘P’	211,161	2,692,305
PF Currency Strategies Fund ‘P’	989,155	9,030,982
PF Equity Long/Short Fund ‘P’	488,476	4,327,894
PF Global Absolute Return Fund ‘P’	1,067,474	9,553,895

Total Affiliated Mutual Funds (Cost $42,865,409)		42,068,498

TOTAL INVESTMENTS - 100.2% (Cost $42,865,409)		42,068,498

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(103,687)

NET ASSETS - 100.0%		$41,964,811

Pacific Funds Diversified Alternatives
Affiliated Fixed Income Funds	51.8%
Affiliated Equity Funds	48.4%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Aggressive-Growth
Assets	Affiliated Mutual Funds	$339,889,792	$339,889,792	$—	$—

Pacific Funds Diversified Alternatives
Assets	Affiliated Mutual Funds	$42,068,498	$42,068,498	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-3

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 63.7%

Basic Materials - 1.3%

Anglo American Capital PLC (South Africa) 3.750% due 04/10/22 ~	$3,000,000	$2,963,927
Glencore Funding LLC (Switzerland) 3.000% due 10/27/22 ~	3,000,000	2,880,282

		5,844,209

Communications - 6.2%

Alibaba Group Holding Ltd (China)
2.800% due 06/06/23	1,700,000	1,637,656
3.125% due 11/28/21	2,856,000	2,823,515
AT&T Inc 3.200% due 03/01/22	3,000,000	2,957,299
Charter Communications Operating LLC 3.579% due 07/23/20	3,738,000	3,741,793
DISH DBS Corp 5.125% due 05/01/20	2,000,000	2,025,000
Sprint Corp 7.250% due 09/15/21	1,000,000	1,058,750
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	1,500,000	1,498,125
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	2,765,000	2,746,362
The Interpublic Group of Cos Inc 3.750% due 10/01/21	2,000,000	2,005,294
Verizon Communications Inc
3.334% (USD LIBOR + 1.000%) due 03/16/22 §	2,250,000	2,298,609
3.414% (USD LIBOR + 1.100%) due 05/15/25 §	6,000,000	6,057,274

		28,849,677

Consumer, Cyclical - 6.7%

Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	3,000,000	2,885,880
Daimler Finance North America LLC (Germany) 2.300% due 02/12/21 ~	5,000,000	4,871,005
Delta Air Lines Inc 2.600% due 12/04/20	2,050,000	2,006,165
Ford Motor Credit Co LLC 3.656% (USD LIBOR + 1.270%) due 03/28/22 §	1,100,000	1,099,087
General Motors Financial Co Inc 3.696% (USD LIBOR + 1.310%) due 06/30/22 §	2,745,000	2,775,660
GLP Capital LP 4.875% due 11/01/20	4,250,000	4,335,000
Hyundai Capital America 3.750% due 07/08/21 ~	2,100,000	2,089,591
Lennar Corp 4.500% due 06/15/19	1,500,000	1,513,125
Sands China Ltd (Macau)
4.600% due 08/08/23 ~	3,300,000	3,307,339
5.125% due 08/08/25 ~	1,750,000	1,748,243
Toll Brothers Finance Corp 4.000% due 12/31/18	3,350,000	3,355,695
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	718,599	722,340
4.750% due 10/11/23	543,585	547,009

		31,256,139

Consumer, Non-Cyclical - 10.5%

Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	4,000,000	3,944,848
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.077% (USD LIBOR + 0.740%) due 01/12/24 §	3,350,000	3,367,548

	Principal Amount	Value
BAT Capital Corp (United Kingdom)
2.764% due 08/15/22 ~	$4,500,000	$4,339,464
2.909% (USD LIBOR + 0.590%) due 08/14/20 § ~	2,400,000	2,409,153
BAT International Finance PLC (United Kingdom) 3.250% due 06/07/22 ~	2,640,000	2,592,205
Bausch Health Cos Inc 6.500% due 03/15/22 ~	1,575,000	1,641,938
Campbell Soup Co 3.300% due 03/15/21	4,000,000	3,963,972
General Mills Inc 3.346% (USD LIBOR + 1.010%) due 10/17/23 §	3,100,000	3,125,588
Halfmoon Parent Inc
3.200% due 09/17/20 ~	4,000,000	3,986,716
3.224% (USD LIBOR + 0.890%) due 07/15/23 § ~	2,300,000	2,301,628
Humana Inc 2.625% due 10/01/19	2,500,000	2,490,497
Keurig Dr Pepper Inc
3.130% due 12/15/23	2,500,000	2,385,156
3.551% due 05/25/21 ~	2,500,000	2,497,029
Laboratory Corp of America Holdings 2.625% due 02/01/20	2,500,000	2,485,018
Moody’s Corp 2.625% due 01/15/23	3,000,000	2,878,872
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	4,500,000	4,231,161

		48,640,793

Energy - 4.2%

Andeavor Logistics LP 3.500% due 12/01/22	3,900,000	3,843,004
BP Capital Markets PLC (United Kingdom) 2.237% due 05/10/19	2,000,000	1,995,309
Energy Transfer Partners LP 3.600% due 02/01/23	1,325,000	1,303,272
EQT Corp 2.500% due 10/01/20	2,800,000	2,734,342
Harvest Operations Corp (South Korea) 4.200% due 06/01/23 ~	2,350,000	2,384,427
Kinder Morgan Energy Partners LP 4.150% due 03/01/22	720,000	728,741
Kinder Morgan Inc 5.625% due 11/15/23 ~	3,000,000	3,204,336
Petrobras Global Finance BV (Brazil) 6.125% due 01/17/22	1,154,000	1,194,217
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	2,000,000	2,081,208

		19,468,856

Financial - 26.8%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	3,100,000	2,989,085
4.250% due 07/01/20	2,000,000	2,020,942
Air Lease Corp
2.500% due 03/01/21	2,000,000	1,954,673
2.750% due 01/15/23	2,000,000	1,898,020
3.500% due 01/15/22	1,350,000	1,340,976
Alexandria Real Estate Equities Inc REIT 4.000% due 01/15/24	1,250,000	1,254,232
American Express Co 2.500% due 08/01/22	2,000,000	1,920,693
American Tower Corp REIT 3.400% due 02/15/19	3,500,000	3,506,408
Australia & New Zealand Banking Group Ltd (Australia) 3.032% (USD LIBOR + 0.710%) due 05/19/22 § ~	3,000,000	3,021,632

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-4

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Bank of America Corp
2.328% due 10/01/21	$2,450,000	$2,397,431
3.111% (USD LIBOR + 0.770%) due 02/05/26 §	3,000,000	2,952,073
3.307% (USD LIBOR + 0.960%) due 07/23/24 §	5,000,000	5,026,515
3.550% due 03/05/24	1,700,000	1,681,092
BOC Aviation Ltd (Singapore) 2.750% due 09/18/22 ~	3,500,000	3,325,116
Capital One Financial Corp 3.059% (USD LIBOR + 0.720%) due 01/30/23 §	1,625,000	1,618,781
Capital One NA 3.489% (USD LIBOR + 1.150%) due 01/30/23 §	1,625,000	1,643,516
CBOE Global Markets Inc 1.950% due 06/28/19	1,750,000	1,739,584
Citigroup Inc 3.751% (USD LIBOR + 1.430%) due 09/01/23 §	4,500,000	4,608,855
Citizens Bank NA 3.336% (USD LIBOR + 0.950%) due 03/29/23 §	2,000,000	2,003,688
Cooperatieve Rabobank UA (Netherlands)
2.894% (USD LIBOR + 0.480%) due 01/10/23 §	3,000,000	2,994,693
3.234% (USD LIBOR + 0.860%) due 09/26/23 § ~	1,500,000	1,502,859
Credit Suisse Group AG (Switzerland) 3.532% (USD LIBOR + 1.200%) due 12/14/23 § ~	3,000,000	3,021,359
Crown Castle International Corp REIT
2.250% due 09/01/21	3,000,000	2,883,517
4.875% due 04/15/22	2,000,000	2,064,924
Goldman Sachs Bank USA 3.200% due 06/05/20	2,000,000	2,005,781
HSBC Holdings PLC (United Kingdom) 3.262% due 03/13/23	3,400,000	3,332,294
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	3,830,000	3,676,838
JPMorgan Chase & Co
3.077% (USD LIBOR + 0.730%) due 04/23/24 §	4,000,000	3,985,006
3.235% (USD LIBOR + 0.900%) due 04/25/23 §	3,450,000	3,484,002
3.572% (USD LIBOR + 1.230%) due 10/24/23 §	3,500,000	3,572,131
Mitsubishi UFJ Financial Group Inc (Japan) 2.665% due 07/25/22	3,000,000	2,892,006
Morgan Stanley
2.625% due 11/17/21	2,000,000	1,945,246
3.277% (USD LIBOR + 0.930%) due 07/22/22 §	4,000,000	4,036,000
3.742% (USD LIBOR + 1.400%) due 10/24/23 §	1,500,000	1,542,226
New York Life Global Funding 3.250% due 08/06/21 ~	1,500,000	1,499,139
Sumitomo Mitsui Financial Group Inc (Japan)
2.784% due 07/12/22	3,250,000	3,147,065
3.076% (USD LIBOR + 0.740%) due 01/17/23 §	5,000,000	5,007,949
The Goldman Sachs Group Inc
3.122% (USD LIBOR + 0.780%) due 10/31/22 §	2,000,000	2,010,526
3.366% (USD LIBOR + 1.050%) due 06/05/23 §	3,750,000	3,796,776
3.484% (USD LIBOR + 1.170%) due 05/15/26 §	4,000,000	4,005,969
UBS AG (Switzerland) 2.450% due 12/01/20 ~	4,200,000	4,118,146

	Principal Amount	Value
Wells Fargo & Co
2.625% due 07/22/22	$4,400,000	$4,251,240
3.450% due 02/13/23	3,000,000	2,949,103
Westpac Banking Corp (Australia) 2.984% (USD LIBOR + 0.570%) due 01/11/23 §	3,000,000	2,995,876
Zions Bancorp NA 3.500% due 08/27/21	1,000,000	994,826

		124,618,809

Industrial - 4.0%

General Dynamics Corp 3.000% due 05/11/21	5,000,000	4,974,207
Masco Corp 3.500% due 04/01/21	2,811,000	2,810,988
Penske Truck Leasing Co LP 4.125% due 08/01/23 ~	2,750,000	2,747,936
Roper Technologies Inc 3.650% due 09/15/23	2,250,000	2,237,233
United Technologies Corp
3.350% due 08/16/21	3,000,000	2,997,720
3.650% due 08/16/23	3,000,000	2,988,388

		18,756,472

Technology - 1.0%

Dell International LLC 3.480% due 06/01/19 ~	2,500,000	2,506,765
Fiserv Inc 3.800% due 10/01/23	2,000,000	2,005,039

		4,511,804

Utilities - 3.0%

Duke Energy Corp 2.400% due 08/15/22	2,150,000	2,058,433
Duke Energy Progress LLC 3.375% due 09/01/23	1,650,000	1,646,078
Emera US Finance LP (Canada) 2.150% due 06/15/19	3,500,000	3,477,993
FirstEnergy Corp 2.850% due 07/15/22	3,800,000	3,676,043
Sempra Energy 2.839% (USD LIBOR + 0.500%) due 01/15/21 §	3,000,000	3,000,890

		13,859,437

Total Corporate Bonds & Notes (Cost $298,211,780)		295,806,196

SENIOR LOAN NOTES - 12.1%

Basic Materials - 0.2%

PQ Corp Term B 4.742% (USD LIBOR + 2.500%) due 02/08/25 §	945,021	947,088

Communications - 1.9%

Altice US Finance I Corp Term B 4.492% (USD LIBOR + 2.250%) due 07/28/25 §	2,481,156	2,479,089
Avaya Inc Term B 6.408% (USD LIBOR + 4.250%) due 12/15/24 §	1,488,750	1,502,974
CSC Holdings LLC 4.408% (USD LIBOR + 2.250%) due 07/17/25 §	972,070	973,083
Frontier Communications Corp Term B-1 6.000% (USD LIBOR + 3.750%) due 06/15/24 §	997,475	980,955
Sprint Communications Inc Term B 4.750% (USD LIBOR + 2.500%) due 02/02/24 §	2,957,475	2,966,717

		8,902,818

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-5

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 4.0%

Bass Pro Group LLC Term B 7.242% (USD LIBOR + 5.000%) due 09/25/24 §	$994,975	$1,006,324
Belk Inc Term B 6.883% (USD LIBOR + 4.750%) due 12/10/22 §	500,000	439,018
BJ’s Wholesale Club Inc Term B 5.148% (USD LIBOR + 3.000%) due 02/03/24 §	1,397,745	1,407,093
Golden Nugget Inc Term B 4.952% (USD LIBOR + 2.750%) due 10/04/23 §	1,477,938	1,486,066
Hilton Worldwide Finance LLC Term B-2 3.966% (USD LIBOR + 1.750%) due 10/25/23 §	2,305,297	2,316,830
Las Vegas Sands LLC Term B 3.992% (USD LIBOR + 1.750%) due 03/27/25 §	1,914,595	1,915,248
Marriott Ownership Resorts Inc Term B 4.492% (USD LIBOR + 2.250%) due 08/29/25 §	2,000,000	2,020,416
New Red Finance Inc Term B (Canada) 4.492% (USD LIBOR + 2.250%) due 02/17/24 §	1,463,035	1,465,256
Nexeo Solutions LLC Term B 5.597% (USD LIBOR + 3.250%) due 06/09/23 §	977,662	984,750
SeaWorld Parks & Entertainment Inc Term B-2
4.492% (USD LIBOR + 2.250%) due 05/14/20 §	1,962,857	1,964,435
Term B-5
5.242% (USD LIBOR + 3.000%) due 03/31/24 §	1,481,203	1,480,409
SRS Distribution Inc Term B 5.441% (USD LIBOR + 3.250%) due 05/24/25 §	1,000,000	992,857
Univar USA Inc Term B-3 4.492% (USD LIBOR + 2.500%) due 07/01/24 §	1,003,360	1,006,983

		18,485,685

Consumer, Non-Cyclical - 1.9%

Albertson’s LLC Term B-4 4.992% (USD LIBOR + 2.750%) due 08/25/21 §	2,533,417	2,539,277
Bausch Health Cos Inc Term B 5.104% (USD LIBOR + 3.000%) due 06/01/25 §	1,462,500	1,471,641
Enterprise Merger Sub Inc due 09/28/25 ¥	2,500,000	2,499,220
Refinitiv US Holdings Inc Term B due 10/01/25 ¥	1,000,000	999,018
US Foods Inc Term B 4.242% (USD LIBOR + 2.000%) due 06/27/23 §	1,466,250	1,472,665

		8,981,821

Financial - 0.9%

MGM Growth Properties Operating Partnership LP REIT Term B 4.242% (USD LIBOR + 2.000%) due 03/25/25 §	1,462,500	1,466,026
USI Inc Term B 5.386% (USD LIBOR + 3.000%) due 05/16/24 §	1,980,000	1,982,829
VICI Properties 1 LLC Term B 4.212% (USD LIBOR + 2.250%) due 12/22/24 §	477,273	478,764

		3,927,619

	Principal Amount	Value
Industrial - 1.8%

Avolon (US) LLC Term B-3 (Ireland) 4.165% (USD LIBOR + 2.000%) due 01/15/25 §	$1,980,038	$1,988,704
Berry Global Inc Term Q 4.186% (USD LIBOR + 2.000%) due 10/01/22 §	1,131,746	1,134,615
BWAY Holding Co Term B 5.581% (USD LIBOR + 3.250%) due 04/03/24 §	740,625	741,088
Proampac PG Borrower LLC 5.777% (USD LIBOR + 3.500%) due 11/18/23 §	1,969,925	1,980,513
Reynolds Group Holdings Inc Term B 4.992% (USD LIBOR + 3.000%) due 02/05/23 §	2,691,272	2,706,596

		8,551,516

Technology - 0.8%

Tempo Acquisition LLC Term B 5.242% (USD LIBOR + 3.000%) due 05/01/24 §	1,984,925	1,994,601
Vertafore Inc Term B 5.492% (USD LIBOR + 3.250%) due 07/02/25 §	1,500,000	1,508,169

		3,502,770

Utilities - 0.6%

Talen Energy Supply LLC Term B-1 6.242% (USD LIBOR + 4.000%) due 07/06/23 §	1,476,272	1,486,052
Vistra Operations Co LLC Term B-1 4.242% (USD LIBOR + 2.000%) due 08/04/23 §	1,200,054	1,212,054

		2,698,106

Total Senior Loan Notes (Cost $55,714,721)		55,997,423

ASSET-BACKED SECURITIES - 17.6%

Ally Auto Receivables Trust
2.480% due 05/16/22	535,000	529,376
3.020% due 09/15/23	1,000,000	988,879
American Express Credit Account Master Trust 2.350% due 05/15/25	1,500,000	1,450,302
AmeriCredit Automobile Receivables Trust
1.530% due 07/08/21	1,115,738	1,110,237
2.300% due 02/18/22	1,250,000	1,237,476
2.360% due 12/19/22	2,000,000	1,960,603
2.600% due 09/18/23	2,000,000	1,956,140
3.450% due 06/18/24	2,000,000	1,996,118
3.500% due 01/18/24	2,000,000	1,993,693
Apidos CLO XXX ‘A1A’ (Cayman) 3.560% (USD LIBOR + 1.140%) due 10/18/31 § ~	3,000,000	2,998,888
Buttermilk Park CLO Ltd ‘A1’ (Cayman) 3.438% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	850,000
Carlyle Global Market Strategies CLO Ltd (Cayman)
3.138% (USD LIBOR + 1.050%) due 07/27/31 § ~	500,000	499,300
4.348% (USD LIBOR + 2.000%) due 04/20/27 § ~	1,550,000	1,552,364
Chase Issuance Trust 1.490% due 07/15/22	4,600,000	4,476,634
CIFC Funding 2015-III Ltd (Cayman) 3.212% (USD LIBOR + 0.870%) due 04/19/29 § ~	3,000,000	2,988,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-6

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Citibank Credit Card Issuance Trust 1.750% due 11/19/21	$1,000,000	$987,407
Dryden Senior Loan Fund ‘A’ (Cayman) 3.190% (USD LIBOR + 0.970%) due 04/18/31 § ~	2,000,000	1,986,659
Dryden Senior Loan Fund ‘A1’ (Cayman)
3.061% (USD LIBOR + 1.020%) due 04/15/31 § ~	2,500,000	2,495,825
3.321% (USD LIBOR + 1.000%) due 07/17/31 § ~	2,000,000	1,991,746
Ford Credit Auto Owner Trust
2.140% due 10/15/22	2,000,000	1,974,678
2.350% due 04/15/23	1,000,000	977,840
2.360% due 03/15/29 ~	3,000,000	2,879,456
2.500% due 05/15/24	1,750,000	1,711,065
GM Financial Consumer Automobile Receivables Trust ‘B’ 3.270% due 01/16/24	1,200,000	1,194,682
Magnetite XIV-R Ltd ‘A1’ (Cayman) due 10/18/31 # ~	3,000,000	3,000,000
Navient Private Education Loan Trust 3.610% due 12/15/59 ~	1,400,000	1,396,055
OCP CLO Ltd (Cayman) 3.155% (USD LIBOR + 0.820%) due 10/26/27 § ~	2,000,000	2,001,243
Octagon Investment Partners 25 Ltd (Cayman) 3.148% (USD LIBOR + 0.800%) due 10/20/26 § ~	3,000,000	2,981,760
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	1,600,000	1,573,222
Regatta XIV Funding Ltd ‘A’ (Cayman) 3.402% (USD LIBOR + 1.190%) due 10/25/31 § ~	2,500,000	2,500,000
Santander Drive Auto Receivables Trust
2.660% due 11/15/21	500,000	498,856
3.030% due 09/15/22	2,000,000	1,992,004
3.270% due 01/17/23	1,600,000	1,595,906
3.290% due 10/17/22	1,150,000	1,148,519
SLC Student Loan Trust
2.444% (USD LIBOR + 0.110%) due 03/15/27 §	1,384,628	1,380,225
3.186% (USD LIBOR + 0.875%) due 11/25/42 §	465,162	470,926
3.934% (USD LIBOR + 1.600%) due 12/15/32 §	441,071	458,592
SLM Private Credit Student Loan Trust
2.624% (USD LIBOR + 0.290%) due 06/15/39 §	1,776,702	1,735,245
2.644% (USD LIBOR + 0.310%) due 12/15/38 §	800,000	783,992
SLM Private Education Loan Trust 3.500% due 06/15/44 ~	720,000	718,425
SLM Student Loan Trust
2.885% (USD LIBOR + 0.550%) due 04/27/26 § ~	345,550	346,364
2.965% (USD LIBOR + 0.630%) due 01/25/40 § ~	3,150,000	3,178,819
SMB Private Education Loan Trust
2.340% due 09/15/34 ~	3,500,000	3,397,812
2.700% due 05/15/31 ~	843,578	828,287
3.058% (USD LIBOR + 0.900%) due 09/15/34 § ~	1,450,000	1,460,356
3.600% due 01/15/37 ~	3,000,000	2,987,501
3.630% due 11/15/35 ~ ±	2,300,000	2,299,048

Total Asset-Backed Securities (Cost $81,903,971)		81,521,275

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 3.7%

U.S. Treasury Notes - 3.7%

0.875% due 09/15/19	$4,500,000	$4,425,822
1.250% due 10/31/18	4,000,000	3,997,393
1.250% due 06/30/19	5,000,000	4,952,930
2.750% due 09/30/20	4,000,000	3,995,000

Total U.S. Treasury Obligations (Cost $17,386,388)		17,371,145

MUNICIPAL BONDS - 0.2%

Pennsylvania Higher Education Assistance Agency ‘A’ 3.235% (USD LIBOR + 0.900%) due 07/25/29 §	769,811	772,166

Total Municipal Bonds (Cost $771,254)		772,166

	Shares

SHORT-TERM INVESTMENT - 3.2%

BlackRock Liquidity Funds T-Fund Portfolio	15,139,714	15,139,714

Total Short-Term Investment (Cost $15,139,714)		15,139,714

TOTAL INVESTMENTS - 100.5% (Cost $469,127,828)		466,607,919

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(2,544,475)

NET ASSETS - 100.0%		$464,063,444

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	63.7%
Asset-Backed Securities	17.6%
Senior Loan Notes	12.1%
U.S. Treasury Obligations	3.7%
Short-Term Investment	3.2%
Others (each less than 3.0%)	0.2%

	100.5%
Other Assets & Liabilities, Net	(0.5%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-7

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$295,806,196	$—	$295,806,196	$—
	Senior Loan Notes	55,997,423	—	55,997,423	—
	Asset-Backed Securities	81,521,275	—	79,222,227	2,299,048
	U.S. Treasury Obligations	17,371,145	—	17,371,145	—
	Municipal Bonds	772,166	—	772,166	—
	Short-Term Investment	15,139,714	15,139,714	—	—

	Total	$466,607,919	$15,139,714	$449,169,157	$2,299,048

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-8

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 45.8%

Basic Materials - 0.9%

Syngenta Finance NV (Switzerland) 5.182% due 04/24/28 ~	$2,700,000	$2,586,670
Teck Resources Ltd (Canada) 6.000% due 08/15/40	3,000,000	3,075,000

		5,661,670

Communications - 3.8%

Alibaba Group Holding Ltd (China) 4.000% due 12/06/37	1,450,000	1,332,358
Amazon.com Inc 4.250% due 08/22/57	2,000,000	2,004,705
AT&T Inc
4.750% due 05/15/46	2,400,000	2,197,393
5.250% due 03/01/37	2,000,000	1,996,723
Charter Communications Operating LLC
5.750% due 04/01/48	4,000,000	4,011,679
6.384% due 10/23/35	2,000,000	2,159,911
Sprint Corp 7.250% due 09/15/21	3,500,000	3,705,625
Tencent Holdings Ltd (China) 3.595% due 01/19/28 ~	2,700,000	2,557,456
Verizon Communications Inc 5.250% due 03/16/37	1,950,000	2,082,789
Vodafone Group PLC (United Kingdom) 5.250% due 05/30/48	1,800,000	1,811,220

		23,859,859

Consumer, Cyclical - 9.4%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	4,319,565	4,341,163
Alimentation Couche-Tard Inc (Canada) 4.500% due 07/26/47 ~	3,000,000	2,808,858
American Airlines Pass-Through Trust ‘AA’
3.575% due 07/15/29	4,521,880	4,415,658
3.600% due 03/22/29	2,732,985	2,671,561
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	662,627	664,814
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	3,181,254	3,258,383
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,703,941	2,707,321
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,392,985	1,383,012
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,750,000	2,825,625
General Motors Co 5.200% due 04/01/45	3,000,000	2,731,075
GLP Capital LP 5.250% due 06/01/25	1,950,000	1,990,580
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	1,872,330	1,844,030
Kohl’s Corp 5.550% due 07/17/45	2,000,000	1,924,858
Lennar Corp
4.750% due 11/29/27	2,000,000	1,932,500
6.250% due 12/15/21	2,500,000	2,625,000
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	2,500,000	2,437,500
Nordstrom Inc 5.000% due 01/15/44	2,000,000	1,847,999
Sands China Ltd (Macao) 5.125% due 08/08/25 ~	2,200,000	2,197,791
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	1,964,000

	Principal Amount	Value
Spirit Airlines Pass- Through Trust ‘AA’ 3.375% due 08/15/31	$441,540	$422,789
4.100% due 10/01/29	604,745	603,989
Tesla Inc 5.300% due 08/15/25 ~	2,000,000	1,692,500
United Airlines Pass-Through Trust ‘B’
3.650% due 04/07/27	1,722,917	1,650,664
4.750% due 10/11/23	4,022,528	4,047,870
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	2,571,177	2,634,423
Virgin Australia Pass-Through Trust ‘A’ (Australia) 5.000% due 04/23/25 ~ ±	1,054,191	1,071,333

		58,695,296

Consumer, Non-Cyclical - 3.2%

Anheuser-Busch InBev Worldwide Inc (Belgium) 4.750% due 04/15/58	1,950,000	1,897,544
Bacardi Ltd (Bermuda) 4.700% due 05/15/28 ~	3,000,000	2,982,286
BAT Capital Corp (United Kingdom) 4.390% due 08/15/37 ~	2,500,000	2,330,388
Bausch Health Cos Inc 6.500% due 03/15/22 ~	2,000,000	2,085,000
CHS/Community Health Systems Inc 5.125% due 08/01/21	2,000,000	1,955,000
Halfmoon Parent Inc 4.375% due 10/15/28 ~	3,350,000	3,345,091
MEDNAX Inc 5.250% due 12/01/23 ~	2,000,000	2,007,500
Mylan Inc 4.550% due 04/15/28 ~	900,000	876,227
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.200% due 07/21/21	1,000,000	940,258
2.800% due 07/21/23	1,500,000	1,336,875

		19,756,169

Energy - 8.2%

Andeavor Logistics LP
5.200% due 12/01/47	1,200,000	1,201,140
5.250% due 01/15/25	6,500,000	6,665,295
Concho Resources Inc 4.300% due 08/15/28	2,750,000	2,743,002
Diamondback Energy Inc 5.375% due 05/31/25	3,000,000	3,078,750
Energy Transfer Partners LP 4.750% due 01/15/26	3,000,000	3,034,469
EQT Corp 3.900% due 10/01/27	4,200,000	3,941,006
EQT Midstream Partners LP 6.500% due 07/15/48	4,000,000	4,246,009
Kinder Morgan Energy Partners LP
4.300% due 05/01/24	2,720,000	2,748,719
5.000% due 08/15/42	2,500,000	2,454,738
Marathon Oil Corp 5.200% due 06/01/45	2,000,000	2,089,602
MPLX LP 4.500% due 04/15/38	2,450,000	2,313,590
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25 ~	2,000,000	1,873,000
7.375% due 01/17/27	2,000,000	2,028,600
Petroleos Mexicanos (Mexico)
5.350% due 02/12/28 ~	2,000,000	1,890,000
6.350% due 02/12/48 ~	2,100,000	1,934,100
6.500% due 03/13/27	2,000,000	2,048,000
Sabine Pass Liquefaction LLC 5.000% due 03/15/27	2,100,000	2,157,393
Southwestern Energy Co 6.200% due 01/23/25	2,500,000	2,489,063
Williams Partners LP 4.850% due 03/01/48	1,800,000	1,743,956

		50,680,432

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-9

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Financial - 13.6%

Ares Capital Corp 4.250% due 03/01/25	$1,750,000	$1,679,850
Bank of America Corp
4.183% due 11/25/27	4,850,000	4,739,665
4.200% due 08/26/24	3,500,000	3,518,415
4.250% due 10/22/26	5,500,000	5,439,911
Citigroup Inc
4.075% due 04/23/29	4,500,000	4,419,021
4.125% due 07/25/28	3,600,000	3,480,038
4.400% due 06/10/25	5,000,000	4,993,313
4.600% due 03/09/26	3,948,000	3,978,595
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	3,500,000	3,406,270
Healthcare Realty Trust Inc REIT 3.625% due 01/15/28	1,900,000	1,770,525
Hudson Pacific Properties LP REIT 3.950% due 11/01/27	3,500,000	3,262,654
JPMorgan Chase & Co
3.797% due 07/23/24	4,000,000	3,999,467
4.125% due 12/15/26	4,000,000	3,975,212
Morgan Stanley 5.000% due 11/24/25	7,500,000	7,775,822
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,100,000	3,105,052
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	2,912,810
The Goldman Sachs Group Inc
3.272% due 09/29/25	2,000,000	1,911,823
3.500% due 11/16/26	8,000,000	7,595,930
UDR Inc REIT 2.950% due 09/01/26	2,000,000	1,834,119
Ventas Realty LP REIT 3.500% due 02/01/25	4,450,000	4,253,102
Wells Fargo & Co 4.400% due 06/14/46	3,750,000	3,531,115
Willis North America Inc 4.500% due 09/15/28	3,200,000	3,203,683

		84,786,392

Industrial - 3.5%

Allegion US Holding Co Inc 3.550% due 10/01/27	4,500,000	4,096,834
Fortune Brands Home & Security Inc 4.000% due 06/15/25	5,000,000	4,926,523
Masco Corp 7.750% due 08/01/29	1,300,000	1,544,249
Novelis Corp
5.875% due 09/30/26 ~	1,000,000	978,750
6.250% due 08/15/24 ~	3,000,000	3,067,500
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	2,500,000	2,531,250
Standard Industries Inc 4.750% due 01/15/28 ~	875,000	811,519
United Technologies Corp
4.125% due 11/16/28	1,800,000	1,791,557
4.625% due 11/16/48	1,800,000	1,807,354

		21,555,536

Utilities - 3.2%

Calpine Corp 5.250% due 06/01/26 ~	2,000,000	1,860,000
Electricite de France SA (France) 4.500% due 09/21/28 ~	5,150,000	5,076,327
Exelon Corp 5.100% due 06/15/45	2,000,000	2,108,670
FirstEnergy Corp 4.850% due 07/15/47	3,000,000	3,058,591

	Principal Amount	Value
IPALCO Enterprises Inc 3.700% due 09/01/24	$3,500,000	$3,397,267
Northern States Power Co 4.200% due 09/01/48	2,850,000	2,801,571
Talen Energy Supply LLC 6.500% due 06/01/25	2,000,000	1,550,000

		19,852,426

Total Corporate Bonds & Notes (Cost $291,468,715)		284,847,780

SENIOR LOAN NOTES - 19.6%

Basic Materials - 0.5%

PQ Corp Term B 4.742% (USD LIBOR + 2.500%) due 02/08/25 §	2,835,062	2,841,265

Communications - 3.0%

Altice US Finance I Corp Term B 4.492% (USD LIBOR + 2.250%) due 07/28/25 §	5,386,145	5,381,658
Avaya Inc Term B 6.408% (USD LIBOR + 4.250%) due 12/15/24 §	2,481,250	2,504,956
CSC Holdings LLC 4.408% (USD LIBOR + 2.250%) due 07/17/25 §	2,947,070	2,950,141
Frontier Communications Corp Term B-1 6.000% (USD LIBOR + 3.750%) due 06/15/24 §	1,994,949	1,961,909
Level 3 Parent LLC Term B 4.432% (USD LIBOR + 2.250%) due 02/22/24 §	2,500,000	2,508,855
Sprint Communications Inc Term B 4.750% (USD LIBOR + 2.500%) due 02/02/24 §	2,959,950	2,969,200

		18,276,719

Consumer, Cyclical - 6.3%

Bass Pro Group LLC Term B 7.242% (USD LIBOR + 5.000%) due 09/25/24 §	1,989,950	2,012,647
Belk Inc Term B 6.883% (USD LIBOR + 4.750%) due 12/10/22 §	1,000,000	878,036
BJ’s Wholesale Club Inc Term B 5.148% (USD LIBOR + 3.000%) due 02/03/24 §	2,329,574	2,345,155
ClubCorp Holdings Inc Term B 5.136% (USD LIBOR + 2.750%) due 09/18/24 §	2,203,353	2,193,714
Golden Nugget Inc Term B 4.952% (USD LIBOR + 2.750%) due 10/04/23 §	3,448,522	3,467,488
Hilton Worldwide Finance LLC Term B-2 3.966% (USD LIBOR + 1.750%) due 10/25/23 §	3,488,928	3,506,383
Las Vegas Sands LLC Term B 3.992% (USD LIBOR + 1.750%) due 03/27/25 §	4,801,992	4,803,630
Marriott Ownership Resorts Inc Term B 4.492% (USD LIBOR + 2.250%) due 08/29/25 §	3,000,000	3,030,624
New Red Finance Inc Term B (Canada) 4.492% (USD LIBOR + 2.250%) due 02/17/24 §	5,281,246	5,289,263
Nexeo Solutions LLC Term B 5.597% (USD LIBOR + 3.250%) due 06/09/23 §	1,955,324	1,969,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-10

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
SeaWorld Parks & Entertainment Inc Term B-5 5.242% (USD LIBOR + 3.000%) due 03/31/24 §	$3,954,849	$3,952,730
SRS Distribution Inc Term B 5.441% (USD LIBOR + 3.250%) due 05/24/25 §	2,500,000	2,482,143
Univar USA Inc Term B-3 4.492% (USD LIBOR + 2.500%) due 07/01/24 §	3,018,583	3,029,483

		38,960,796

Consumer, Non-Cyclical - 3.1%

Albertson’s LLC Term B-4 4.992% (USD LIBOR + 2.750%) due 08/25/21 §	3,821,872	3,830,712
Bausch Health Cos Inc Term B 5.104% (USD LIBOR + 3.000%) due 06/01/25 §	1,950,000	1,962,188
Enterprise Merger Sub Inc due 09/28/25 ¥	5,000,000	4,998,440
Jaguar Holding Co II 4.742% (USD LIBOR + 2.500%) due 08/18/22 §	3,173,693	3,179,644
Refinitiv US Holdings Inc Term B due 10/01/25 ¥	2,000,000	1,998,036
US Foods Inc Term B 4.242% (USD LIBOR + 2.000%) due 06/27/23 §	3,421,250	3,436,218

		19,405,238

Financial - 1.0%

HUB International Ltd Term B 5.335% (USD LIBOR + 3.000%) due 04/25/25 §	1,496,250	1,500,504
USI Inc Term B 5.386% (USD LIBOR + 3.000%) due 05/16/24 §	3,960,000	3,965,659
VICI Properties 1 LLC Term B 4.212% (USD LIBOR + 2.250%) due 12/22/24 §	954,545	957,528

		6,423,691

Industrial - 3.3%

Avolon (US) LLC Term B-3 (Ireland) 4.165% (USD LIBOR + 2.000%) due 01/15/25 §	3,960,075	3,977,408
BWAY Holding Co Term B 5.581% (USD LIBOR + 3.250%) due 04/03/24 §	1,481,250	1,482,176
Proampac PG Borrower LLC 5.777% (USD LIBOR + 3.500%) due 11/18/23 §	3,939,850	3,961,026
Reynolds Group Holdings Inc Term B 4.992% (USD LIBOR + 3.000%) due 02/05/23 §	5,467,894	5,499,028
TransDigm Inc
Term E 4.742% (USD LIBOR + 2.500%) due 05/30/25 §	1,932,929	1,940,544
Term F 4.742% (USD LIBOR + 2.500%) due 06/09/23 §	3,850,945	3,868,239

		20,728,421

	Principal Amount	Value
Technology - 1.4%

First Data Corp 4.212% (USD LIBOR + 2.250%) due 07/10/22 §	$2,809,890	$2,814,985
Tempo Acquisition LLC Term B 5.242% (USD LIBOR + 3.000%) due 05/01/24 §	1,984,925	1,994,601
Vertafore Inc Term B 5.492% (USD LIBOR + 3.250%) due 07/02/25 §	4,000,000	4,021,784

		8,831,370

Utilities - 1.0%

Talen Energy Supply LLC Term B-1 6.242% (USD LIBOR + 4.000%) due 07/06/23 §	3,935,081	3,961,151
Vistra Operations Co LLC Term B-1 4.242% (USD LIBOR + 2.000%) due 08/04/23 §	2,400,107	2,424,108

		6,385,259

Total Senior Loan Notes (Cost $121,278,889)		121,852,759

MORTGAGE-BACKED SECURITIES - 1.3%

Fannie Mae - 0.7%

2.500% due 10/01/33	4,500,000	4,342,237

Freddie Mac - 0.6%

2.500% due 10/01/33	4,000,000	3,857,637

Total Mortgage-Backed Securities (Cost $8,216,953)		8,199,874

ASSET-BACKED SECURITIES - 18.6%

ALM XII Ltd (Cayman) 3.689% (USD LIBOR + 1.350%) due 04/16/27 § ~	1,900,000	1,891,987
AmeriCredit Automobile Receivables Trust
2.240% due 06/19/23	950,000	933,329
2.400% due 05/18/22	1,850,000	1,828,094
2.690% due 06/19/23	1,050,000	1,031,857
2.710% due 08/18/22	1,500,000	1,480,569
Apidos CLO XXX (Cayman) 4.020% (USD LIBOR + 1.600%) due 10/18/31 § ~	3,600,000	3,597,319
Atrium XI (Cayman) 3.487% (USD LIBOR + 1.140%) due 10/23/25 § ~	1,250,000	1,251,306
BlueMountain CLO Ltd (Cayman) 3.479% (USD LIBOR + 1.140%) due 10/15/26 § ~	2,500,000	2,501,179
Buttermilk Park CLO Ltd (Cayman) 3.438% (USD LIBOR + 1.100%) due 10/15/31 § ~	1,600,000	1,600,000
Capital Auto Receivables Asset Trust
1.690% due 03/20/21	1,250,000	1,238,060
2.110% due 03/22/21	600,000	594,320
3.090% due 08/22/22 ~	1,600,000	1,589,403
Carlyle Global Market Strategies CLO Ltd (Cayman)
3.138% (USD LIBOR + 1.050%) due 07/27/31 § ~	1,000,000	998,600
3.638% (USD LIBOR + 1.550%) due 07/27/31 § ~	2,000,000	1,999,697
4.348% (USD LIBOR + 2.000%) due 04/20/27 § ~	2,975,000	2,979,537

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-11

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
CIFC Funding Ltd (Cayman)
3.212% (USD LIBOR + 0.870%) due 04/19/29 § ~	$3,000,000	$2,988,750
3.992% (USD LIBOR + 1.650%) due 04/19/29 § ~	1,805,000	1,786,051
Citibank Credit Card Issuance Trust 2.904% (USD LIBOR + 0.770%) due 05/14/29 §	1,000,000	1,008,696
Dryden Senior Loan Fund ‘B’ (Cayman)
3.620% (USD LIBOR + 1.400%) due 04/18/31 § ~	1,600,000	1,588,022
3.821% (USD LIBOR + 1.500%) due 07/17/31 § # ~	2,000,000	1,999,386
Dryden Senior Loan Fund ‘C’ (Cayman)
3.941% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	996,517
4.121% (USD LIBOR + 1.800%) due 07/17/31 § # ~	2,000,000	1,999,377
Ford Credit Auto Owner Trust
1.730% due 03/15/22	850,000	828,526
2.240% due 06/15/22	1,000,000	980,160
2.350% due 04/15/23	2,500,000	2,444,599
3.190% due 07/15/31 ~	6,500,000	6,347,277
Madison Park Funding Ltd (Cayman)
due 10/18/30 #	2,600,000	2,600,000
3.937% (USD LIBOR + 1.600%) due 07/15/30 § ~	2,600,000	2,588,791
4.187% (USD LIBOR + 1.850%) due 07/15/30 § ~	1,400,000	1,393,663
Navient Private Education Loan Trust 2.858% (USD LIBOR + 0.700%) due 09/16/24 § ~	766,801	767,820
Navient Student Loan Trust 2.936% (USD LIBOR + 0.720%) due 03/25/67 § ~	2,000,000	2,013,384
Oak Hill Credit Partners X Ltd (Cayman) 3.478% (USD LIBOR + 1.130%) due 07/20/26 § ~	2,500,000	2,502,176
Octagon Investment Partners 25 Ltd (Cayman) 3.548% (USD LIBOR + 1.200%) due 10/20/26 § ~	2,000,000	1,976,566
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	4,000,000	3,933,054
Regatta XIV Funding Ltd (Cayman) 3.402% (USD LIBOR + 1.190%) due 10/25/31 § ~	3,300,000	3,300,000
Santander Drive Auto Receivables Trust
2.630% due 07/15/22	2,350,000	2,336,643
2.660% due 11/15/21	1,000,000	997,711
2.960% due 03/15/24	1,850,000	1,828,403
3.290% due 10/17/22	750,000	749,034
3.350% due 07/17/23	2,000,000	1,990,254
3.510% due 08/15/23	2,500,000	2,494,613
SLM Private Credit Student Loan Trust ‘A’ 2.624% (USD LIBOR + 0.290%) due 06/15/39 §	3,553,404	3,470,489
SLM Student Loan Trust
2.445% (USD LIBOR + 0.110%) due 01/25/27 §	1,367,329	1,365,824
2.885% (USD LIBOR + 0.550%) due 10/25/64 § ~	5,000,000	5,005,100
2.885% (USD LIBOR + 0.550%) due 10/25/64 § ~	5,000,000	5,029,789
SMB Private Education Loan Trust
2.340% due 09/15/34 ~	2,500,000	2,427,009
2.700% due 05/15/31 ~	2,108,946	2,070,717
2.820% due 10/15/35 ~	4,150,000	4,019,631
2.880% due 09/15/34 ~	4,500,000	4,399,907

	Principal Amount	Value
3.058% (USD LIBOR + 0.900%) due 09/15/34 § ~	$2,300,000	$2,316,427
3.500% due 02/15/36 ~	2,300,000	2,287,980
3.600% due 01/15/37 ~	1,550,000	1,543,542
3.630% due 11/15/35 ~ ±	2,000,000	1,999,173

Total Asset-Backed Securities (Cost $116,476,413)		115,890,318

U.S. GOVERNMENT AGENCY ISSUES - 1.8%

Fannie Mae 1.500% due 02/28/20	5,500,000	5,406,533
Freddie Mac 1.250% due 10/02/19	5,500,000	5,424,529

Total U.S. Government Agency Issues (Cost $10,919,517)		10,831,062

U.S. TREASURY OBLIGATIONS - 10.4%

U.S. Treasury Bonds - 2.9%

2.250% due 08/15/46	4,050,000	3,343,465
2.500% due 02/15/45	2,000,000	1,751,406
2.500% due 02/15/46	3,500,000	3,053,887
2.500% due 05/15/46	3,000,000	2,615,508
2.750% due 11/15/47	4,000,000	3,660,312
3.000% due 02/15/48	3,500,000	3,367,520

		17,792,098

U.S. Treasury Notes - 7.5%

1.125% due 03/31/20	5,000,000	4,880,957
1.125% due 04/30/20	4,500,000	4,386,094
1.250% due 07/31/23	5,000,000	4,620,898
1.375% due 08/31/23	4,000,000	3,713,595
1.375% due 09/30/23	4,500,000	4,172,522
1.500% due 10/31/19	4,000,000	3,950,312
1.625% due 07/31/20	4,500,000	4,405,606
1.625% due 02/15/26	2,000,000	1,815,586
1.625% due 05/15/26	5,000,000	4,524,805
2.000% due 10/31/21	3,000,000	2,922,246
2.125% due 12/31/21	4,500,000	4,393,564
2.500% due 06/30/20	3,000,000	2,985,059

		46,771,244

Total U.S. Treasury Obligations (Cost $66,923,888)		64,563,342

FOREIGN GOVERNMENT BONDS & NOTES - 1.8%

Chile Government (Chile) 2.250% due 10/30/22	2,000,000	1,922,100
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	1,900,000	1,876,596
Mexico Government (Mexico) 4.350% due 01/15/47	2,000,000	1,820,020
Province of British Columbia (Canada) 2.000% due 10/23/22	3,000,000	2,867,203
Province of Ontario (Canada) 1.650% due 09/27/19	3,000,000	2,964,350

Total Foreign Government Bonds & Notes (Cost $11,823,671)		11,450,269

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-12

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds T-Fund Portfolio	8,236,258	$8,236,258

Total Short-Term Investment (Cost $8,236,258)		8,236,258

TOTAL INVESTMENTS - 100.6% (Cost $635,344,304)		625,871,662

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(3,742,172)

NET ASSETS - 100.0%		$622,129,490

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	45.8%
Senior Loan Notes	19.6%
Asset-Backed Securities	18.6%
U.S. Treasury Obligations	10.4%
Others (each less than 3.0%)	6.2%

	100.6%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$284,847,780	$—	$283,776,447	$1,071,333
	Senior Loan Notes	121,852,759	—	121,852,759	—
	Mortgage-Backed Securities	8,199,874	—	8,199,874	—
	Asset-Backed Securities	115,890,318	—	113,891,145	1,999,173
	U.S. Government Agency Issues	10,831,062	—	10,831,062	—
	U.S. Treasury Obligations	64,563,342	—	64,563,342	—
	Foreign Government Bonds & Notes	11,450,269	—	11,450,269	—
	Short-Term Investment	8,236,258	8,236,258	—	—

	Total	$625,871,662	$8,236,258	$614,564,898	$3,070,506

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-13

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 4.0%

Basic Materials - 0.3%

Constellium NV ‘A’ *	142,978	$1,765,778

Consumer, Cyclical - 0.9%

Cedar Fair LP	27,237	1,418,503
Las Vegas Sands Corp	20,642	1,224,690
Lennar Corp ‘A’	22,751	1,062,244
Mohawk Industries Inc *	6,772	1,187,470

		4,892,907

Energy - 0.7%

Concho Resources Inc *	8,270	1,263,243
Diamondback Energy Inc	8,645	1,168,718
Pioneer Natural Resources Co	7,350	1,280,296

		3,712,257

Financial - 1.3%

Bank of America Corp	46,717	1,376,283
Citigroup Inc	18,432	1,322,312
JPMorgan Chase & Co	11,000	1,241,240
The Goldman Sachs Group Inc	6,042	1,354,858
The PNC Financial Services Group Inc	7,650	1,041,853
Wells Fargo & Co	26,387	1,386,901

		7,723,447

Industrial - 0.6%

Berry Global Group Inc *	28,994	1,403,020
Crown Holdings Inc *	24,880	1,194,240
Evoqua Water Technologies Corp *	58,968	1,048,451

		3,645,711

Technology - 0.2%

NXP Semiconductors NV (Netherlands)	16,307	1,394,248

Total Common Stocks (Cost $22,578,305)		23,134,348

	Principal Amount

CORPORATE BONDS & NOTES - 55.9%

Basic Materials - 3.4%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$2,600,000	2,804,750
Aleris International Inc 10.750% due 07/15/23 ~	150,000	159,375
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	4,125,000	4,104,375
Constellium NV 5.750% due 05/15/24 ~	375,000	374,531
5.875% due 02/15/26 ~	250,000	245,312
6.625% due 03/01/25 ~	1,250,000	1,268,750
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	1,400,000	1,411,155
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	3,750,000	3,524,435
4.125% due 05/30/23 ~	1,000,000	999,830
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	1,575,000	1,578,937
Syngenta Finance NV (Switzerland) 4.892% due 04/24/25 ~	3,000,000	2,947,699

		19,419,149

	Principal Amount	Value
Communications - 3.5%

AT&T Inc 5.450% due 03/01/47	$2,000,000	$2,005,535
CCO Holdings LLC 5.875% due 04/01/24 ~	900,000	921,375
Charter Communications Operating LLC 3.750% due 02/15/28	1,500,000	1,383,343
4.200% due 03/15/28	1,500,000	1,436,837
4.500% due 02/01/24	3,000,000	3,016,092
Radiate Holdco LLC 6.875% due 02/15/23 ~	2,175,000	2,104,312
Sprint Capital Corp 6.875% due 11/15/28	850,000	856,111
8.750% due 03/15/32	2,000,000	2,254,380
Sprint Corp 7.625% due 02/15/25	3,090,000	3,284,670
7.625% due 03/01/26	775,000	822,081
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	150,000	149,812
The Interpublic Group of Cos Inc 4.650% due 10/01/28	2,000,000	2,005,853

		20,240,401

Consumer, Cyclical - 10.7%

Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	816,783	802,490
American Airlines Pass-Through Trust ‘A’ 4.100% due 07/15/29	1,356,529	1,350,958
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	1,191,332	1,231,014
Beazer Homes USA Inc 5.875% due 10/15/27	2,475,000	2,116,125
6.750% due 03/15/25	1,000,000	929,800
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	2,475,000	2,363,625
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	2,600,000	2,476,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,250,000	2,311,875
Ford Motor Co 4.346% due 12/08/26	250,000	235,791
Ford Motor Credit Co LLC 3.810% due 01/09/24	2,000,000	1,908,616
3.815% due 11/02/27	3,000,000	2,687,241
4.250% due 09/20/22	1,250,000	1,239,623
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	1,275,000	1,345,125
General Motors Financial Co Inc 3.200% due 07/06/21	1,550,000	1,532,328
4.375% due 09/25/21	1,500,000	1,527,633
GLP Capital LP 5.300% due 01/15/29	3,000,000	3,012,840
Golden Nugget Inc 6.750% due 10/15/24 ~	2,725,000	2,770,998
8.750% due 10/01/25 ~	1,450,000	1,523,631
Hyundai Capital America 4.125% due 06/08/23 ~	3,500,000	3,478,027
KGA Escrow LLC 7.500% due 08/15/23 ~	2,700,000	2,808,000
L Brands Inc 5.250% due 02/01/28	4,425,000	3,812,359
Lennar Corp 4.750% due 11/29/27	4,075,000	3,937,469
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	1,450,000	1,413,750
Mattel Inc 3.150% due 03/15/23	925,000	811,687
5.450% due 11/01/41	1,925,000	1,568,875
6.750% due 12/31/25 ~	1,850,000	1,817,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-14

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Norwegian Air Shuttle ASA Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	$339,059	$352,621
PF Chang’s China Bistro Inc 10.250% due 06/30/20 ~	770,000	744,975
Taylor Morrison Communities Inc 6.625% due 05/15/22	2,000,000	2,067,900
Tesla Inc 5.300% due 08/15/25 ~	4,650,000	3,935,062
Wyndham Worldwide Corp 3.900% due 03/01/23	350,000	325,500
5.400% due 04/01/24	1,750,000	1,706,250
5.625% due 03/01/21	1,250,000	1,281,250

		61,427,563

Consumer, Non-Cyclical - 5.9%

Ahern Rentals Inc 7.375% due 05/15/23 ~	4,800,000	4,752,000
Bacardi Ltd (Bermuda) 4.450% due 05/15/25 ~	450,000	449,073
4.700% due 05/15/28 ~	2,000,000	1,988,190
BAT Capital Corp (United Kingdom) 3.222% due 08/15/24 ~	2,200,000	2,099,095
Bausch Health Cos Inc 5.625% due 12/01/21 ~	1,350,000	1,350,000
5.875% due 05/15/23 ~	900,000	877,050
7.500% due 07/15/21 ~	900,000	919,125
8.500% due 01/31/27 ~	625,000	657,812
9.250% due 04/01/26 ~	375,000	405,469
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	800,000	812,000
HCA Inc 5.250% due 04/15/25	2,425,000	2,506,844
5.375% due 09/01/26	1,850,000	1,876,825
Jaguar Holding Co II 6.375% due 08/01/23 ~	500,000	505,000
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	775,000	790,694
JBS USA LUX SA (Brazil) 5.750% due 06/15/25 ~	500,000	488,750
5.875% due 07/15/24 ~	425,000	420,219
7.250% due 06/01/21 ~	1,575,000	1,606,500
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	625,000	604,687
5.875% due 09/30/27 ~	1,100,000	1,045,000
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	2,858,000	3,063,776
Refinitiv US Holdings Inc 6.250% due 05/15/26 ~	300,000	300,188
8.250% due 11/15/26 ~	300,000	298,932
Reynolds American Inc (United Kingdom) 4.450% due 06/12/25	1,500,000	1,512,529
TMS International Corp 7.250% due 08/15/25 ~	3,300,000	3,333,000
Verscend Escrow Corp 9.750% due 08/15/26 ~	1,450,000	1,498,938

		34,161,696

Energy - 11.3%

Andeavor Logistics LP 5.250% due 01/15/25	4,825,000	4,947,700
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	1,900,000	1,891,925
Calfrac Holdings LP (Canada) 8.500% due 06/15/26 ~	2,500,000	2,343,750
Concho Resources Inc 4.375% due 01/15/25	3,000,000	3,023,124

	Principal Amount	Value
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	$3,075,000	$3,090,375
5.750% due 01/30/28 ~	750,000	752,813
Energy Transfer Partners LP 4.050% due 03/15/25	1,200,000	1,175,939
4.750% due 01/15/26	1,550,000	1,567,809
5.800% due 06/15/38	3,000,000	3,121,485
6.250% due 02/15/23	2,700,000	2,603,813
EnLink Midstream Partners LP 4.400% due 04/01/24	2,500,000	2,429,692
EP Energy LLC 7.750% due 05/15/26 ~	1,375,000	1,412,812
EQT Corp 3.900% due 10/01/27	3,000,000	2,815,004
EQT Midstream Partners LP 4.750% due 07/15/23	2,850,000	2,892,278
Halcon Resources Corp 6.750% due 02/15/25	3,850,000	3,715,250
Kinder Morgan Energy Partners LP 4.300% due 05/01/24	4,100,000	4,143,290
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	3,050,000	3,061,438
Northern Oil and Gas Inc 8.500% Cash or 9.500% PIK due 05/15/23 ~	300,000	317,250
Parsley Energy LLC 5.250% due 08/15/25 ~	1,350,000	1,350,000
5.375% due 01/15/25 ~	1,775,000	1,788,313
5.625% due 10/15/27 ~	150,000	150,750
Petroleos Mexicanos (Mexico) 6.500% due 03/13/27	1,350,000	1,382,400
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	2,525,000	2,695,493
Sanchez Energy Corp 6.125% due 01/15/23	3,725,000	2,160,500
7.250% due 02/15/23 ~	1,575,000	1,557,281
Southwestern Energy Co 6.200% due 01/23/25	1,000,000	995,625
7.500% due 04/01/26	2,150,000	2,262,875
7.750% due 10/01/27	500,000	530,000
Sunoco Logistics Partners Operations LP 4.000% due 10/01/27	1,200,000	1,140,878
Targa Resources Partners LP 5.000% due 01/15/28 ~	650,000	635,050
5.125% due 02/01/25	900,000	909,000
5.375% due 02/01/27	200,000	201,000
5.875% due 04/15/26 ~	850,000	880,813
Ultra Resources Inc 7.125% due 04/15/25 ~	3,379,000	1,385,390

		65,331,115

Financial - 10.8%

AerCap Ireland Capital DAC (Ireland) 3.300% due 01/23/23	1,850,000	1,783,809
3.950% due 02/01/22	750,000	748,359
4.450% due 10/01/25	3,000,000	2,971,579
Air Lease Corp 3.625% due 04/01/27	1,500,000	1,386,871
3.750% due 02/01/22	1,750,000	1,754,220
4.250% due 09/15/24	1,000,000	996,028
4.625% due 10/01/28	3,000,000	2,960,948
Bank of America Corp 3.023% (USD LIBOR + 0.650%) due 06/25/22 §	3,000,000	3,009,066
3.111% (USD LIBOR + 0.770%) due 02/05/26 §	2,000,000	1,968,049
3.366% due 01/23/26	1,000,000	962,092
4.183% due 11/25/27	2,500,000	2,443,126
BOC Aviation Ltd (Singapore) 3.500% due 09/18/27 ~	4,000,000	3,680,352

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-15

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Citigroup Inc 3.295% (USD LIBOR + 0.960%) due 04/25/22 §	$3,000,000	$3,031,393
4.075% due 04/23/29	3,000,000	2,946,014
4.400% due 06/10/25	1,500,000	1,497,994
Jefferies Finance LLC 6.875% due 04/15/22 ~	500,000	505,000
7.500% due 04/15/21 ~	2,000,000	2,055,000
JPMorgan Chase & Co 2.972% due 01/15/23	2,000,000	1,948,692
3.125% due 01/23/25	1,100,000	1,055,702
4.005% due 04/23/29	4,000,000	3,934,711
Morgan Stanley 3.563% (USD LIBOR + 1.220%) due 05/08/24 §	2,000,000	2,033,811
3.591% due 07/22/28	4,000,000	3,797,291
3.772% due 01/24/29	1,050,000	1,008,479
5.000% due 11/24/25	2,000,000	2,073,553
The Goldman Sachs Group Inc 2.350% due 11/15/21	2,000,000	1,926,821
3.272% due 09/29/25	2,500,000	2,389,779
3.342% (USD LIBOR + 1.000%) due 07/24/23 §	3,000,000	3,033,424
3.500% due 11/16/26	1,000,000	949,491
3.750% due 02/25/26	1,300,000	1,264,617
UDR Inc REIT 3.500% due 01/15/28	2,000,000	1,889,465

		62,005,736

Industrial - 9.3%

Allegion US Holding Co Inc 3.200% due 10/01/24	3,000,000	2,806,424
Apex Tool Group LLC 9.000% due 02/15/23 ~	2,425,000	2,364,375
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	2,050,000	2,080,750
ARD Securities Finance SARL (Luxembourg) 8.750% Cash or PIK due 01/31/23 ~	750,000	753,750
Ardagh Packaging Finance PLC (Ireland) 6.000% due 02/15/25 ~	750,000	738,375
7.250% due 05/15/24 ~	1,400,000	1,470,000
Brand Industrial Services Inc 8.500% due 07/15/25 ~	2,425,000	2,501,703
BWAY Holding Co 5.500% due 04/15/24 ~	1,350,000	1,330,546
7.250% due 04/15/25 ~	2,900,000	2,834,460
Cloud Crane LLC 10.125% due 08/01/24 ~	3,300,000	3,621,750
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	1,650,000	1,584,000
7.875% due 07/15/26 ~	1,150,000	1,138,500
Hulk Finance Corp (Canada) 7.000% due 06/01/26 ~	2,325,000	2,252,344
Itron Inc 5.000% due 01/15/26 ~	3,125,000	3,007,812
Masco Corp 3.500% due 04/01/21	1,075,000	1,074,996
7.750% due 08/01/29	4,110,000	4,882,203
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	2,600,000	2,796,625
Novelis Corp 5.875% due 09/30/26 ~	1,975,000	1,933,031
6.250% due 08/15/24 ~	1,400,000	1,431,500
Standard Industries Inc 4.750% due 01/15/28 ~	4,100,000	3,802,545
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	3,395,000	2,953,650

	Principal Amount	Value
Wabtec Corp 4.150% due 03/15/24	$500,000	$496,054
4.700% due 09/15/28	3,000,000	2,948,804
Zekelman Industries Inc 9.875% due 06/15/23 ~	2,785,000	3,032,169

		53,836,366

Utilities - 1.0%

Calpine Corp 5.250% due 06/01/26 ~	2,200,000	2,046,000
Electricite de France SA (France) 4.500% due 09/21/28 ~	3,000,000	2,957,084
Talen Energy Supply LLC 6.500% due 09/15/24 ~	500,000	342,500
6.500% due 06/01/25	800,000	620,000

		5,965,584

Total Corporate Bonds & Notes (Cost $328,136,047)		322,387,610

SENIOR LOAN NOTES - 32.3%

Basic Materials - 0.6%

Aleris International Inc 6.992% (USD LIBOR + 4.750%) due 02/27/23 §	3,491,250	3,559,619

Communications - 2.3%

Altice US Finance I Corp Term B 4.492% (USD LIBOR + 2.250%) due 07/28/25 §	2,447,615	2,445,576
CSC Holdings LLC 4.408% (USD LIBOR + 2.250%) due 07/17/25 §	648,047	648,722
Term B
4.658% (USD LIBOR + 2.500%) due 01/25/26 §	3,990,000	3,998,977
Frontier Communications Corp Term B-1 6.000% (USD LIBOR + 3.750%) due 06/15/24 §	3,989,899	3,923,818
Sprint Communications Inc Term B 4.750% (USD LIBOR + 2.500%) due 02/02/24 §	2,467,450	2,475,161

		13,492,254

Consumer, Cyclical - 6.8%

Belk Inc Term B 6.883% (USD LIBOR + 4.750%) due 12/10/22 § ¥	1,530,987	1,344,262
BJ’s Wholesale Club Inc Term B 5.148% (USD LIBOR + 3.000%) due 02/03/24 §	3,000,000	3,020,064
Caesars Resort Collection LLC Term B 4.992% (USD LIBOR + 2.750%) due 12/22/24 §	4,962,500	4,994,846
CEC Entertainment Inc Term B 5.492% (USD LIBOR + 3.250%) due 02/14/21 §	2,677,625	2,595,385
ClubCorp Holdings Inc Term B 5.136% (USD LIBOR + 2.750%) due 09/18/24 §	3,427,438	3,412,443
Neiman Marcus Group Ltd LLC 5.370% (USD LIBOR + 3.250%) due 10/25/20 §	2,446,908	2,276,133
New Red Finance Inc Term B (Canada) 4.492% (USD LIBOR + 2.250%) due 02/17/24 §	4,940,635	4,948,135
Petco Animal Supplies Inc Term B-1 5.592% (USD LIBOR + 3.250%) due 01/26/23 §	2,939,774	2,392,976

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-16

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
PF Chang’s China Bistro Inc due 08/18/22 ¥	$2,493,703	$2,490,586
SeaWorld Parks & Entertainment Inc
Term B-2 due 05/14/20 ¥	993,732	994,531
Term B-5 5.242% (USD LIBOR + 3.000%) due 03/31/24 §	4,453,571	4,451,184
SRS Distribution Inc Term B due 05/23/25 ¥	3,000,000	2,978,571
Tacala Investment Corp Term B 5.492% (USD LIBOR + 3.250%) due 02/01/25 §	2,985,000	3,003,191

		38,902,307

Consumer, Non-Cyclical - 4.7%

Air Medical Group Holdings Inc Term B due 03/14/25 ¥	3,491,206	3,479,985
Bausch Health Cos Inc Term B 5.104% (USD LIBOR + 3.000%) due 06/01/25 § ¥	3,437,500	3,458,984
Enterprise Merger Sub Inc due 09/28/25 ¥	5,000,000	4,998,440
Jaguar Holding Co II 4.742% (USD LIBOR + 2.500%) due 08/18/22 §	3,405,759	3,412,145
Post Holdings Inc Term B 4.220% (USD LIBOR + 2.000%) due 05/24/24 §	3,482,368	3,487,156
Prime Security Services Borrower LLC Term B 4.992% (USD LIBOR + 2.750%) due 05/02/22 §	4,452,459	4,479,049
Refinitiv US Holdings Inc Term B due 10/01/25 ¥	3,750,000	3,746,317

		27,062,076

Energy - 0.4%

Arch Coal Inc Term B 4.992% (USD LIBOR + 2.750%) due 03/07/24 §	2,468,672	2,474,535

Financial - 2.1%

HUB International Ltd Term B 5.335% (USD LIBOR + 3.000%) due 04/25/25 §	4,488,750	4,501,511
USI Inc Term B 5.386% (USD LIBOR + 3.000%) due 05/16/24 §	3,960,000	3,965,659
VICI Properties 1 LLC Term B 4.212% (USD LIBOR + 2.250%) due 12/22/24 §	3,863,636	3,875,710

		12,342,880

Industrial - 12.6%

Accudyne Industries Borrower SCA Term B (Luxembourg) due 08/18/24 ¥	3,622,526	3,642,149
Advanced Disposal Services Inc Term B 4.413% (USD LIBOR + 2.250%) due 11/10/23 §	6,298,865	6,328,394
Avolon (US) LLC Term B-3 (Ireland) 4.165% (USD LIBOR + 2.000%) due 01/15/25 §	4,968,778	4,990,526
Brand Industrial Services Inc 6.596% (USD LIBOR + 4.250%) due 06/21/24 §	3,959,900	3,989,599
BWAY Holding Co Term B 5.581% (USD LIBOR + 3.250%) due 04/03/24 §	3,213,087	3,215,096

	Principal Amount	Value
Crosby US Acquisition Corp 5.212% (USD LIBOR + 3.000%) due 11/22/20 §	$4,171,867	$4,140,578
(2nd Lien) 8.212% (USD LIBOR + 6.000%) due 11/22/21 §	1,650,000	1,636,594
CROWN Americas LLC Term B 4.163% (USD LIBOR + 2.000%) due 04/03/25 §	3,491,250	3,514,160
EWT Holdings III Corp 5.242% (USD LIBOR + 3.000%) due 12/20/24 §	2,791,353	2,813,159
Flex Acquisition Co Inc 5.337% (USD LIBOR + 3.000%) due 12/29/23 §	1,975,000	1,976,853
Term B 5.751% (USD LIBOR + 3.250%) due 06/22/25 §	1,000,000	1,003,125
Gates Global LLC Term B-2 4.992% (USD LIBOR + 3.000%) due 03/31/24 §	3,879,875	3,907,457
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 6.492% (USD LIBOR + 4.250%) due 06/30/22 §	2,970,000	2,893,894
North American Lifting Holdings Inc due 11/27/20 ¥	2,493,463	2,437,360
(2nd Lien) 11.386% (USD LIBOR + 9.000%) due 11/27/21 §	2,000,000	1,766,666
Proampac PG Borrower LLC 5.777% (USD LIBOR + 3.500%) due 11/18/23 §	3,208,671	3,225,917
(2nd Lien) 10.810% (USD LIBOR + 8.500%) due 10/18/24 §	500,000	507,500
Quikrete Holdings Inc Term B 4.992% (USD LIBOR + 2.750%) due 11/15/23 §	3,500,000	3,510,283
Reynolds Group Holdings Inc Term B 4.992% (USD LIBOR + 3.000%) due 02/05/23 §	4,166,414	4,190,138
Titan Acquisition Ltd Term B (Canada) 5.242% (USD LIBOR + 3.000%) due 03/28/25 §	2,992,481	2,906,214
TransDigm Inc
Term E 4.742% (USD LIBOR + 2.500%) due 05/30/25 §	2,962,852	2,974,526
Term F 4.742% (USD LIBOR + 2.500%) due 06/09/23 §	977,397	981,787
Term G 4.742% (USD LIBOR + 2.500%) due 08/22/24 §	2,480,006	2,490,685
Wrangler Buyer Corp Term B 4.992% (USD LIBOR + 2.750%) due 09/28/24 §	3,482,456	3,507,488

		72,550,148

Technology - 1.9%

First Data Corp 4.212% (USD LIBOR + 2.250%) due 07/10/22 §	1,204,239	1,206,422
4.212% (USD LIBOR + 2.250%) due 04/26/24 §	2,500,000	2,504,532
Kronos Inc (2nd Lien) 10.593% (USD LIBOR + 8.250%) due 11/01/24 §	1,500,000	1,539,141

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-17

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Tempo Acquisition LLC Term B 5.242% (USD LIBOR + 3.000%) due 05/01/24 §	$1,975,000	$1,984,628
Vertafore Inc
(2nd Lien) 9.492% (USD LIBOR + 7.250%) due 07/02/26 §	1,000,000	1,009,062
Term B 5.492% (USD LIBOR + 3.250%) due 07/02/25 §	2,500,000	2,513,615

		10,757,400

Utilities - 0.9%

Calpine Construction Finance Co LP 4.742% (USD LIBOR + 2.500%) due 01/15/25 §	2,977,500	2,983,348
Talen Energy Supply LLC Term B-1 6.242% (USD LIBOR + 4.000%) due 07/06/23 §	1,974,937	1,988,021

		4,971,369

Total Senior Loan Notes (Cost $185,873,708)		186,112,588

MORTGAGE-BACKED SECURITIES - 0.7%

Fannie Mae - 0.4%

2.500% due 10/01/33	2,000,000	1,929,883

Freddie Mac - 0.3%

2.500% due 10/01/33	2,000,000	1,928,818

Total Mortgage-Backed Securities (Cost $3,866,719)		3,858,701

ASSET-BACKED SECURITIES - 3.8%

ALM XII Ltd (Cayman) 3.689% (USD LIBOR + 1.350%) due 04/16/27 § ~	900,000	896,204
Apidos CLO XXX ‘A2’ (Cayman) 4.020% (USD LIBOR + 1.600%) due 10/18/31 §	2,400,000	2,398,212
Buttermilk Park CLO Ltd ‘A1’ (Cayman) 3.438% (USD LIBOR + 1.100%) due 10/15/31 §	700,000	700,000
Carlyle Global Market Strategies CLO Ltd (Cayman) 4.348% (USD LIBOR + 2.000%) due 04/20/27 § ~	1,200,000	1,201,830
CIFC Funding 2015-III Ltd (Cayman) 3.992% (USD LIBOR + 1.650%) due 04/19/29 § ~	1,100,000	1,088,452
Dryden Senior Loan Fund ‘B’ (Cayman) 3.620% (USD LIBOR + 1.400%) due 04/18/31 § ~	2,600,000	2,580,535
3.821% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,500,000	1,499,540
Dryden Senior Loan Fund ‘C’ (Cayman) 3.941% (USD LIBOR + 1.900%) due 04/15/31 § ~	250,000	249,129
4.121% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,500,000	1,499,533
Madison Park Funding XXVIII Ltd (Cayman) due 10/18/30 #	2,650,000	2,650,000
3.937% (USD LIBOR + 1.600%) due 07/15/30 § ~	2,000,000	1,991,377
4.187% (USD LIBOR + 1.850%) due 07/15/30 § ~	1,000,000	995,474

	Principal Amount	Value
Regatta XIII Funding Ltd ‘D’ (Cayman) 8.284% (USD LIBOR + 5.950%) due 07/15/31 §	$2,500,000	$2,490,943
SLM Private Credit Student Loan Trust 2.624% (USD LIBOR + 0.290%) due 06/15/39 §	1,776,702	1,735,245

		21,976,474

Total Asset-Backed Securities (Cost $21,891,090)		21,976,474

FOREIGN GOVERNMENT BONDS & NOTES - 0.9%

Mexico Government (Mexico)
3.750% due 01/11/28	2,750,000	2,624,188
4.600% due 02/10/48	3,000,000	2,827,500

Total Foreign Government Bonds & Notes (Cost $5,729,965)		5,451,688

	Shares

SHORT-TERM INVESTMENT - 6.9%

Money Market Fund - 6.9%

BlackRock Liquidity Funds T-Fund Portfolio	39,867,991	39,867,991

Total Short-Term Investment (Cost $39,867,991)		39,867,991

TOTAL INVESTMENTS - 104.5% (Cost $607,943,825)		602,789,400

OTHER ASSETS & LIABILITIES, NET - (4.5%)		(25,765,200)

NET ASSETS - 100.0%		$577,024,200

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	55.9%
Senior Loan Notes	32.3%
Short-Term Investment	6.9%
Common Stocks	4.0%
Asset-Backed Securities	3.8%
Others (each less than 3.0%)	1.6%

	104.5%
Other Assets & Liabilities, Net	(4.5%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-18

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$23,134,348	$23,134,348	$—	$—
	Corporate Bonds & Notes	322,387,610	—	322,387,610	—
	Senior Loan Notes	186,112,588	—	186,112,588	—
	Mortgage-Backed Securities	3,858,701	—	3,858,701	—
	Asset-Backed Securities	21,976,474	—	21,976,474	—
	Foreign Government Bonds & Notes	5,451,688	—	5,451,688	—
	Short-Term Investment	39,867,991	39,867,991	—	—

	Total	$602,789,400	$63,002,339	$539,787,061	—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-19

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 4.3%

Communications - 0.5%

Sprint Corp 7.875% due 09/15/23	$8,292,000	$8,954,199

Consumer, Cyclical - 0.7%

Constellation Merger Sub Inc 8.500% due 09/15/25 ~	2,609,000	2,485,072
Mattel Inc 6.750% due 12/31/25 ~	7,127,000	7,002,277
SRS Distribution Inc 8.250% due 07/01/26 ~	3,459,000	3,398,467

		12,885,816

Consumer, Non-Cyclical - 0.8%

Ahern Rentals Inc 7.375% due 05/15/23 ~	8,500,000	8,415,000
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	6,584,000	7,058,048

		15,473,048

Industrial - 2.3%

GFL Environmental Inc (Canada) 5.375% due 03/01/23 ~	250,000	235,625
5.625% due 05/01/22 ~	7,336,000	7,134,260
Reynolds Group Issuer Inc 5.750% due 10/15/20	13,480,288	13,530,839
5.839% (USD LIBOR + 3.500%)
due 07/15/21 § ~	21,000,000	21,341,250

		42,241,974

Total Corporate Bonds & Notes (Cost $79,343,292)		79,555,037

SENIOR LOAN NOTES - 90.8%

Basic Materials - 4.0%

Aleris International Inc 6.992% (USD LIBOR + 4.750%) due 02/27/23 §	10,972,500	11,187,374
GrafTech Finance Inc Term B 5.742% (USD LIBOR + 3.500%) due 02/12/25 §	11,850,000	11,946,281
MacDermid Inc
Term B-6
5.242% (USD LIBOR + 3.000%)
due 11/02/21 §	4,368,846	4,391,372
Term B-7
4.742% (USD LIBOR + 2.500%)
due 06/07/20 §	9,962,380	10,021,537
PQ Corp Term B 4.742% (USD LIBOR + 2.500%) due 02/08/25 §	10,054,474	10,076,473
Solenis International LP 6.311% (USD LIBOR + 4.000%) due 12/26/23 § ¥	15,211,875	15,354,486
Starfruit US Holdco LLC due 10/01/25 ¥	7,700,000	7,741,934
Vantage Specialty Chemicals Inc Term B 6.269% (USD LIBOR + 4.000%) due 10/28/24 §	4,714,375	4,738,927

		75,458,384

	Principal Amount	Value
Communications - 7.9%

Altice US Finance I Corp Term B 4.492% (USD LIBOR + 2.250%) due 07/28/25 §	$14,331,125	$14,319,187
CSC Holdings LLC 4.408% (USD LIBOR + 2.250%) due 07/17/25 §	5,393,713	5,399,335
Term B
4.658% (USD LIBOR + 2.500%)
due 01/25/26 §	8,279,250	8,297,878
iHeartCommunications Inc Term D 8.827% (USD LIBOR + 6.750%) due 01/30/19 § Y ¥	10,125,000	7,570,543
Intelsat Jackson Holdings SA Term B-3 (Luxembourg) 5.980% (USD LIBOR + 3.750%) due 11/27/23 §	18,400,000	18,496,931
MTN Infrastructure TopCo Inc Term B 5.242% (USD LIBOR + 3.000%) due 11/17/24 §	12,635,674	12,677,132
NEP/NCP Holdco Inc Term B due 07/21/22 ¥	9,974,747	9,991,375
SBA Senior Finance II LLC Term B 4.250% (USD LIBOR + 2.000%) due 04/11/25 § ¥	19,441,274	19,483,812
Sprint Communications Inc Term B 4.750% (USD LIBOR + 2.500%) due 02/02/24 § ¥	27,493,488	27,579,405
Uber Technologies Inc 6.120% (USD LIBOR + 4.000%) due 04/04/25 §	8,229,375	8,298,296
Term B 5.648% (USD LIBOR + 3.500%) due 07/13/23 §	16,229,375	16,320,666

		148,434,560

Consumer, Cyclical - 23.6%

24 Hour Fitness Worldwide Inc Term B 5.742% (USD LIBOR + 3.500%) due 05/31/25 §	6,733,125	6,789,232
Bass Pro Group LLC Term B 7.242% (USD LIBOR + 5.000%) due 09/25/24 §	18,552,373	18,763,981
Belk Inc Term B 6.883% (USD LIBOR + 4.750%) due 12/10/22 § ¥	11,006,056	9,663,713
BJ’s Wholesale Club Inc Term B 5.148% (USD LIBOR + 3.000%) due 02/03/24 § ¥	10,551,636	10,622,206
Caesars Resort Collection LLC Term B 4.992% (USD LIBOR + 2.750%) due 12/22/24 §	23,833,681	23,989,029
ClubCorp Holdings Inc Term B 5.136% (USD LIBOR + 2.750%) due 09/18/24 §	20,678,655	20,588,186
EG America LLC (2nd Lien) (United Kingdom) 10.386% (USD LIBOR + 8.000%) due 03/23/26 §	9,310,000	9,216,900
EG Finco Ltd Term B-1 (United Kingdom) 6.267% (USD LIBOR + 4.000%) due 02/06/25 §	10,198,750	10,217,874
Federal-Mogul LLC Term C 5.890% (USD LIBOR + 3.750%) due 04/15/21 §	2,500,000	2,505,730
Flynn Restaurant Group LP 5.742% (USD LIBOR + 3.500%) due 06/29/25 §	13,715,625	13,689,908
(2nd Lien)
9.104% (USD LIBOR + 7.000%)
due 06/29/26 §	8,285,000	8,264,287

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-20

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Formula One Management Ltd Term B-3 (United Kingdom) 4.742% (USD LIBOR + 2.500%) due 02/01/24 §	$17,500,000	$17,375,312
GC EOS Buyer Inc 6.604% (USD LIBOR + 4.000%) due 08/01/25 §	4,000,000	4,022,500
Golden Nugget Inc Term B 4.952% (USD LIBOR + 2.750%) due 10/04/23 § ¥	17,634,122	17,731,110
K-MAC Holdings Corp 5.415% (USD LIBOR + 3.250%) due 03/16/25 §	6,965,000	7,004,178
(2nd Lien)
8.915% (USD LIBOR + 6.750%)
due 03/16/26 §	11,500,000	11,586,250
Navistar Inc Term B 5.640% (USD LIBOR + 3.500%) due 11/06/24 §	17,307,500	17,404,647
Neiman Marcus Group Ltd LLC 5.370% (USD LIBOR + 3.250%) due 10/25/20 § ¥	14,567,958	13,551,231
New Red Finance Inc Term B (Canada) 4.492% (USD LIBOR + 2.250%) due 02/17/24 §	30,474,288	30,520,548
Nexeo Solutions LLC Term B 5.597% (USD LIBOR + 3.250%) due 06/09/23 §	19,225,227	19,364,610
NPC International Inc 5.576% (USD LIBOR + 3.500%) due 04/20/24 §	8,315,475	8,358,782
(2nd Lien)
9.576% (USD LIBOR + 7.500%)
due 04/18/25 §	11,582,389	11,727,169
Owens & Minor Distribution Inc Term B 6.604% (USD LIBOR + 4.500%) due 10/31/25 §	2,500,000	2,379,167
Petco Animal Supplies Inc Term B-1 5.592% (USD LIBOR + 3.250%) due 01/26/23 §	8,878,899	7,227,424
PF Chang’s China Bistro Inc 7.671% (USD LIBOR + 5.000%) due 09/01/22 § ¥	18,927,915	18,904,255
Playa Resorts Holding BV Term B 4.990% (USD LIBOR + 3.250%) due 04/27/24 §	7,478,489	7,430,971
SeaWorld Parks & Entertainment Inc
Term B-2
4.492% (USD LIBOR + 2.250%)
due 05/14/20 § ¥	9,458,775	9,466,379
Term B-5
5.242% (USD LIBOR + 3.000%)
due 03/31/24 §	11,879,397	11,873,030
SIWF Holdings Inc 6.408% (USD LIBOR + 4.250%) due 06/15/25 §	5,586,000	5,613,930
SMG US Midco 2 Inc 5.242% (USD LIBOR + 3.250%) due 01/23/25 § ¥	5,953,791	5,992,859
(2nd Lien)
9.422% (USD LIBOR + 7.000%)
due 01/23/26 §	11,700,000	11,824,312
Spin Holdco Inc Term B 5.589% (USD LIBOR + 3.250%) due 11/14/22 § ¥	19,558,433	19,651,336
SRS Distribution Inc Term B 5.441% (USD LIBOR + 3.250%) due 05/24/25 §	21,750,000	21,594,640

	Principal Amount	Value
Tacala Investment Corp
(2nd Lien)
9.242% (USD LIBOR + 7.000%)
due 02/01/26 §	$8,250,000	$8,384,063
Term B
5.492% (USD LIBOR + 3.250%)
due 02/01/25 §	11,551,950	11,622,348
Univar USA Inc Term B-3 4.492% (USD LIBOR + 2.500%) due 07/01/24 §	4,774,117	4,791,357

		439,713,454

Consumer, Non-Cyclical - 16.1%

Air Medical Group Holdings Inc Term B 5.383% (USD LIBOR + 3.250%) due 04/28/22 § ¥	6,910,976	6,818,107
6.415% (USD LIBOR + 4.250%) due 03/14/25 §	13,552,095	13,508,539
Air Methods Corp due 04/21/24 ¥	5,062,500	4,629,656
Albertson’s LLC
Term B-4
4.992% (USD LIBOR + 2.750%)
due 08/25/21 §	8,626,397	8,646,350
Term B-6
5.311% (USD LIBOR + 3.000%)
due 06/22/23 §	11,488,015	11,503,811
AlixPartners LLP Term B 4.992% (USD LIBOR + 2.750%) due 04/04/24 §	23,018,094	23,147,571
Allied Universal Holdco LLC 6.136% (USD LIBOR + 3.750%) due 07/28/22 §	9,302,296	9,162,761
Alphabet Holding Co Inc 5.742% (USD LIBOR + 3.500%) due 09/28/24 § ¥	8,393,846	8,130,228
(2nd Lien)
9.992% (USD LIBOR + 7.750%)
due 08/15/25 §	3,825,000	3,442,500
Ardent Health Partners LLC Term B 6.742% (USD LIBOR + 4.500%) due 06/15/25 §	6,483,750	6,572,902
Bausch Health Cos Inc Term B 5.104% (USD LIBOR + 3.000%) due 06/01/25 §	27,838,437	28,012,427
Enterprise Merger Sub Inc due 09/28/25 ¥	39,000,000	38,987,832
Garda World Security Corp Term B (Canada) (Canada) 5.821% (USD LIBOR + 3.500%) due 05/26/24 §	11,607,560	11,675,267
Hearthside Group Holdings LLC 5.242% (USD LIBOR + 3.000%) due 05/25/25 §	4,987,500	4,979,041
Heartland Dental LLC 5.992% (USD LIBOR + 3.750%) due 04/30/25 §	11,276,087	11,294,884
NVA Holdings Inc Term B-3 4.992% (USD LIBOR + 2.750%) due 02/02/25 § ¥	19,140,097	19,125,148
Pearl Intermediate Parent LLC 4.915% (USD LIBOR + 2.750%) due 02/14/25 §	12,303,836	12,103,898
(2nd Lien)
8.415% (USD LIBOR + 6.250%)
due 02/01/26 §	7,000,000	6,991,250
Prime Security Services Borrower LLC Term B 4.992% (USD LIBOR + 2.750%) due 05/02/22 §	12,532,252	12,607,095

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-21

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
PSC Industrial Outsourcing LP
(2nd Lien)
10.658% (USD LIBOR + 8.500%)
due 10/05/25 §	$5,000,000	$4,975,000
Term B
5.908% (USD LIBOR + 3.750%)
due 10/05/24 §	8,691,837	8,729,864
Refinitiv US Holdings Inc Term B due 10/01/25 ¥	17,500,000	17,482,815
Shearer’s Foods LLC 6.492% (USD LIBOR + 4.250%) due 06/30/21 §	6,963,731	6,923,111
US Security Associates Holdings Inc Term B 5.742% (USD LIBOR + 3.500%) due 07/28/23 §	5,597,899	5,611,894
VetCor Professional Practices LLC 5.242% (USD LIBOR + 3.000%) due 07/02/25 §	15,461,250	15,383,944

		300,445,895

Energy - 1.9%

Drillship Kithira Owners Inc (Cayman) 8.000% due 09/20/24	17,621,014	18,568,143
Keane Group Holdings LLC Term B 6.000% (USD LIBOR + 3.750%) due 05/25/25 §	10,124,625	10,010,723
PowerTeam Services LLC 5.636% (USD LIBOR + 3.250%) due 03/05/25 §	6,319,884	6,311,985

		34,890,851

Financial - 6.1%

Alliant Holdings Intermediate LLC Term B 5.148% (USD LIBOR + 3.000%) due 05/10/25 §	13,593,106	13,637,325
AssuredPartners Inc Term B 5.492% (USD LIBOR + 3.250%) due 10/22/24 § ¥	7,961,247	7,984,470
Dakota Holding Corp Term B 5.492% (USD LIBOR + 3.250%) due 02/13/25 § ¥	22,802,707	22,857,935
DTZ US Borrower LLC Term B 5.492% (USD LIBOR + 3.250%) due 08/21/25 §	8,750,000	8,790,101
HUB International Ltd Term B 5.335% (USD LIBOR + 3.000%) due 04/25/25 §	16,469,038	16,515,860
Lightstone Holdco LLC
Term B
5.992% (USD LIBOR + 3.750%)
due 01/30/24 §	4,033,371	4,012,845
Term C
5.992% (USD LIBOR + 3.750%)
due 01/30/24 §	216,630	215,527
NFP Corp Term B 5.242% (USD LIBOR + 3.000%) due 01/08/24 § ¥	23,386,545	23,415,778
USI Inc Term B 5.386% (USD LIBOR + 3.000%) due 05/16/24 §	16,387,969	16,411,388

		113,841,229

Industrial - 21.3%

Accudyne Industries Borrower SCA Term B (Luxembourg) 5.242% (USD LIBOR + 3.250%) due 08/18/24 §	16,179,583	16,267,227
Antelliq Holdings Inc Term B 5.586% (USD LIBOR + 3.250%) due 07/17/20 §	5,819,249	5,850,236

	Principal Amount	Value
Avolon (US) LLC Term B-3 (Ireland) 4.165% (USD LIBOR + 2.000%) due 01/15/25 §	$21,198,122	$21,290,906
Brand Industrial Services Inc 6.596% (USD LIBOR + 4.250%) due 06/21/24 §	18,288,637	18,425,802
BWAY Holding Co Term B 5.581% (USD LIBOR + 3.250%) due 04/03/24 §	9,875,000	9,881,172
CD&R Hydra Buyer Inc Term B (2nd Lien) 10.242% (USD LIBOR + 8.000%) due 04/30/26 §	6,250,000	6,214,844
Crosby US Acquisition Corp 5.212% (USD LIBOR + 3.000%) due 11/22/20 §	20,304,746	20,152,460
(2nd Lien)
8.212% (USD LIBOR + 6.000%)
due 11/22/21 §	8,786,340	8,714,951
DiversiTech Holdings Inc
(2nd Lien)
9.890% (USD LIBOR + 7.500%)
due 06/01/25 §	5,750,000	5,836,250
Term B
5.240% (USD LIBOR + 3.000%)
due 06/01/24 §	9,385,628	9,352,385
Engineered Machinery Holdings Inc (2nd Lien) 9.636% (USD LIBOR + 7.250%) due 07/19/25 §	9,632,191	9,620,151
EWT Holdings III Corp 5.242% (USD LIBOR + 3.000%) due 12/20/24 §	16,413,934	16,542,160
Flex Acquisition Co Inc 5.337% (USD LIBOR + 3.000%) due 12/29/23 §	5,873,720	5,879,229
Term B
5.751% (USD LIBOR + 3.250%)
due 06/22/25 §	13,500,000	13,542,188
Gates Global LLC Term B-2 4.992% (USD LIBOR + 3.000%) due 03/31/24 §	11,054,785	11,133,374
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 6.492% (USD LIBOR + 4.250%) due 06/30/22 §	17,696,200	17,242,735
NCI Building Systems Inc Term B 4.242% (USD LIBOR + 2.000%) due 02/08/25 §	3,491,228	3,497,774
North American Lifting Holdings Inc 6.886% (USD LIBOR + 4.500%) due 11/27/20 §	11,617,597	11,356,201
Pisces Midco Inc Term B 6.087% (USD LIBOR + 3.750%) due 04/12/25 §	21,850,000	22,018,420
Plastipak Holdings Inc Term B 4.750% (USD LIBOR + 2.500%) due 10/14/24 §	9,949,749	9,972,554
Pro Mach Group Inc Term B 5.133% (USD LIBOR + 3.000%) due 03/07/25 § ¥	14,362,663	14,344,710
Proampac PG Borrower LLC 5.777% (USD LIBOR + 3.500%) due 11/18/23 §	20,071,867	20,179,753
(2nd Lien)
10.810% (USD LIBOR + 8.500%)
due 10/18/24 §	3,710,000	3,765,650
Quikrete Holdings Inc Term B 4.992% (USD LIBOR + 2.750%) due 11/15/23 §	11,457,948	11,491,611
Reynolds Group Holdings Inc Term B 4.992% (USD LIBOR + 3.000%) due 02/05/23 §	11,205,439	11,269,242

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-22

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
StandardAero Aviation Holdings Inc 5.990% (USD LIBOR + 3.750%) due 07/07/22 § ¥	$20,804,477	$20,953,084
Titan Acquisition Ltd Term B (Canada) 5.242% (USD LIBOR + 3.000%) due 03/28/25 §	11,691,250	11,354,215
Transcendia Holdings Inc Term B 5.742% (USD LIBOR + 3.500%) due 05/30/24 §	6,192,587	6,169,365
TransDigm Inc
Term E
4.742% (USD LIBOR + 2.500%)
due 05/30/25 §	8,955,000	8,990,283
Term F
4.742% (USD LIBOR + 2.500%)
due 06/09/23 §	8,216,689	8,253,590
Term G
4.742% (USD LIBOR + 2.500%)
due 08/22/24 §	21,087,346	21,178,148
TricorBraun Inc
6.103% (USD LIBOR + 3.750%)
due 10/31/23 §	351,622	353,527
6.136% (USD LIBOR + 3.750%)
due 10/30/23 §	3,489,584	3,508,487
Wrangler Buyer Corp Term B 4.992% (USD LIBOR + 2.750%) due 09/28/24 §	12,711,751	12,803,123

		397,405,807

Technology - 8.3%

Applied Systems Inc (2nd Lien) 9.386% (USD LIBOR + 7.000%) due 09/19/25 § ¥	14,989,070	15,358,446
Cypress Intermediate Holdings III Inc
(2nd Lien)
8.992% (USD LIBOR + 6.750%)
due 03/31/25 §	8,205,000	8,284,490
Term B
5.250% (USD LIBOR + 3.000%)
due 03/31/24 § ¥	7,468,498	7,507,006
Kronos Inc
(2nd Lien)
10.593% (USD LIBOR + 8.250%)
due 11/01/24 §	14,935,000	15,324,714
Term B
5.343% (USD LIBOR + 3.000%)
due 11/01/23 §	1,294,039	1,301,762
Mitel US Holdings Inc Term B (Canada) 5.992% (USD LIBOR + 3.750%) due 09/25/23 §	17,626,596	17,817,545
RP Crown Parent LLC Term B 4.992% (USD LIBOR + 2.750%) due 10/12/23 §	14,979,327	15,069,128
Sophia LP Term B 5.636% (USD LIBOR + 3.250%) due 09/30/22 §	16,856,370	16,946,973
Tempo Acquisition LLC Term B 5.242% (USD LIBOR + 3.000%) due 05/01/24 §	19,282,368	19,376,369
Vertafore Inc
(2nd Lien)
9.492% (USD LIBOR + 7.250%)
due 07/02/26 §	20,500,000	20,685,771
Term B
5.492% (USD LIBOR + 3.250%)
due 07/02/25 §	17,550,000	17,645,577

		155,317,781

	Principal Amount	Value
Utilities - 1.6%

Helix Gen Funding LLC Term B 5.992% (USD LIBOR + 3.750%) due 06/03/24 §	$2,376,269	$2,234,118
Pike Corp Term B 5.750% (USD LIBOR + 3.500%) due 03/23/25 § ¥	7,402,736	7,470,596
Talen Energy Supply LLC
Term B-1
6.242% (USD LIBOR + 4.000%)
due 07/06/23 §	10,696,881	10,767,748
Term B-2
6.242% (USD LIBOR + 4.000%)
due 04/13/24 § ¥	9,297,107	9,371,484

		29,843,946

Total Senior Loan Notes (Cost $1,689,965,795)		1,695,351,907

	Shares

SHORT-TERM INVESTMENT - 8.8%

BlackRock Liquidity Funds T-Fund Portfolio	164,922,162	164,922,162

Total Short-Term Investment (Cost $164,922,162)		164,922,162

TOTAL INVESTMENTS - 103.9% (Cost $1,934,231,249)		1,939,829,106

OTHER ASSETS & LIABILITIES, NET - (3.9%)		(73,618,061)

NET ASSETS - 100.0%		$1,866,211,045

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	24.3%
Industrial	23.6%
Consumer, Non-Cyclical	16.9%
Short-Term Investment	8.8%
Communications	8.4%
Technology	8.3%
Financial	6.1%
Basic Materials	4.0%
Others (each less than 3.0%)	3.5%

	103.9%
Other Assets & Liabilities, Net	(3.9%	)

	100.0%

(b)	An investment with a value of $7,570,543 or 0.4% of the Fund’s net assets was in default as of September 30, 2018.

(c)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Heartland Dental LLC	$1,695,652	$1,698,479	$2,827
Pearl Intermediate Parent LLC	2,414,862	2,392,160	(22,702)

	$4,110,514	$4,090,639	($19,875)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-23

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$79,555,037	$—	$79,555,037	$—
	Senior Loan Notes	1,695,351,907	—	1,695,351,907	—
	Short-Term Investment	164,922,162	164,922,162	—	—
	Unfunded Loan Commitments	4,090,639	—	4,090,639	—

	Total	$1,943,919,745	$164,922,162	$1,778,997,583	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-24

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.2%

Basic Materials - 0.2%

Constellium NV ‘A’ *	11,031	$136,233

Consumer, Cyclical - 0.9%

Cedar Fair LP	3,875	201,810
Las Vegas Sands Corp	1,918	113,795
Mohawk Industries Inc *	352	61,723
Six Flags Entertainment Corp	2,720	189,910

		567,238

Financial - 0.8%

Bank of America Corp	7,683	226,341
Outfront Media Inc REIT	4,360	86,982
The PNC Financial Services Group Inc	785	106,909
Wells Fargo & Co	2,206	115,948

		536,180

Industrial - 0.1%

Evoqua Water Technologies Corp *	5,232	93,025

Technology - 0.2%

NXP Semiconductors NV (Netherlands)	1,320	112,860

Total Common Stocks (Cost $1,504,070)		1,445,536

	Principal Amount
CORPORATE BONDS & NOTES - 89.6%

Basic Materials - 3.8%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$400,000	431,500
Aleris International Inc 10.750% due 07/15/23 ~	75,000	79,687
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	500,000	497,500
Blue Cube Spinco Inc 9.750% due 10/15/23	125,000	141,719
Constellium NV 6.625% due 03/01/25 ~	350,000	355,250
Hexion Inc 6.625% due 04/15/20	250,000	235,625
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	325,000	325,812
Olin Corp 5.000% due 02/01/30	525,000	492,844

		2,559,937

Communications - 12.6%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	125,000	122,187
Altice France SA (France) 7.375% due 05/01/26 ~	450,000	452,160
CSC Holdings LLC 6.625% due 10/15/25 ~	600,000	633,750
Frontier Communications Corp 8.500% due 04/01/26 ~	25,000	23,719
11.000% due 09/15/25	300,000	235,413
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	600,000	602,250
8.000% due 02/15/24 ~	75,000	79,103
8.500% due 10/15/24 ~	125,000	126,250
Level 3 Financing Inc 5.250% due 03/15/26	925,000	912,327

	Principal Amount	Value
Outfront Media Capital LLC 5.875% due 03/15/25	$725,000	$734,969
Radiate Holdco LLC 6.875% due 02/15/23 ~	425,000	411,187
Sprint Capital Corp 6.875% due 11/15/28	150,000	151,078
8.750% due 03/15/32	150,000	169,078
Sprint Corp 7.250% due 09/15/21	250,000	264,687
7.625% due 02/15/25	1,400,000	1,488,200
7.625% due 03/01/26	25,000	26,519
T-Mobile USA Inc 4.500% due 02/01/26	1,125,000	1,073,812
Townsquare Media Inc 6.500% due 04/01/23 ~	175,000	162,531
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	700,000	694,750

		8,363,970

Consumer, Cyclical - 19.8%

American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	138,989	143,618
American Axle & Manufacturing Inc 6.250% due 04/01/25	75,000	74,970
6.250% due 03/15/26	325,000	320,125
6.500% due 04/01/27	75,000	74,530
Beazer Homes USA Inc 5.875% due 10/15/27	775,000	662,625
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	475,000	453,625
CCM Merger Inc 6.000% due 03/15/22 ~	425,000	437,308
CEC Entertainment Inc 8.000% due 02/15/22	125,000	113,750
Cedar Fair LP 5.375% due 06/01/24	350,000	350,000
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	1,025,000	976,312
Core & Main LP 6.125% due 08/15/25 ~	425,000	410,652
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	350,000	359,625
Golden Nugget Inc 6.750% due 10/15/24 ~	775,000	788,082
8.750% due 10/01/25 ~	650,000	683,007
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	375,000	385,781
IHO Verwaltungs GmbH (Germany) 4.750% Cash or 5.500% PIK due 09/15/26 ~	700,000	661,500
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	450,000	478,759
KGA Escrow LLC 7.500% due 08/15/23 ~	325,000	338,000
L Brands Inc 5.250% due 02/01/28	275,000	236,926
6.950% due 03/01/33	175,000	143,008
Lennar Corp 4.750% due 05/30/25	600,000	587,250
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	400,000	390,000
Mattel Inc 3.150% due 03/15/23	375,000	329,062
5.450% due 11/01/41	325,000	264,875
6.750% due 12/31/25 ~	100,000	98,250
Merlin Entertainments PLC (United Kingdom) 5.750% due 06/15/26 ~	525,000	531,562
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	425,000	408,004

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-25

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
PF Chang’s China Bistro Inc 10.250% due 06/30/20 ~	$86,000	$83,205
Scientific Games International Inc 5.000% due 10/15/25 ~	650,000	619,125
Taylor Morrison Communities Inc 6.625% due 05/15/22	675,000	697,916
Tesla Inc 5.300% due 08/15/25 ~	775,000	655,844
The Men’s Wearhouse Inc 7.000% due 07/01/22	261,000	269,482
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	178,167	182,421

		13,209,199

Consumer, Non-Cyclical - 10.9%

Ahern Rentals Inc 7.375% due 05/15/23 ~	1,245,000	1,232,550
Bausch Health Cos Inc 5.500% due 11/01/25 ~	275,000	275,550
5.875% due 05/15/23 ~	50,000	48,725
7.500% due 07/15/21 ~	375,000	382,969
8.500% due 01/31/27 ~	125,000	131,562
9.000% due 12/15/25 ~	275,000	297,011
9.250% due 04/01/26 ~	25,000	27,031
CHS/Community Health Systems Inc 5.125% due 08/01/21	450,000	439,875
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	635,000	644,525
HCA Inc 4.500% due 02/15/27	1,000,000	985,000
5.375% due 09/01/26	150,000	152,175
Jaguar Holding Co II 6.375% due 08/01/23 ~	90,000	90,900
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	200,000	204,050
JBS USA LUX SA (Brazil) 5.875% due 07/15/24 ~	575,000	568,531
7.250% due 06/01/21 ~	50,000	51,000
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	50,000	48,375
5.875% due 09/30/27 ~	50,000	47,500
Refinitiv US Holdings Inc 6.250% due 05/15/26 ~	75,000	75,047
8.250% due 11/15/26 ~	75,000	74,733
Tenet Healthcare Corp 6.750% due 06/15/23	625,000	625,000
TMS International Corp 7.250% due 08/15/25 ~	665,000	671,650
Verscend Escrow Corp 9.750% due 08/15/26 ~	200,000	206,750

		7,280,509

Energy - 15.1%

Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	400,000	398,300
Calfrac Holdings LP (Canada) 8.500% due 06/15/26 ~	350,000	328,125
Callon Petroleum Co 6.125% due 10/01/24	125,000	127,812
6.375% due 07/01/26	100,000	102,250
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	25,000	25,156
5.875% due 03/31/25	375,000	394,687
Cheniere Energy Partners LP 5.625% due 10/01/26 ~	625,000	630,281
Chesapeake Energy Corp 8.000% due 01/15/25	150,000	155,175
8.000% due 06/15/27	25,000	25,550
Crestwood Midstream Partners LP 5.750% due 04/01/25	400,000	410,000

	Principal Amount	Value
Denbury Resources Inc 5.500% due 05/01/22	$30,000	$27,750
7.500% due 02/15/24 ~	75,000	77,344
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	50,000	50,250
5.750% due 01/30/28 ~	375,000	376,406
Energy Transfer Partners LP 6.250% due 02/15/23	300,000	289,313
Ensco PLC 5.750% due 10/01/44	50,000	37,562
7.750% due 02/01/26	100,000	99,625
EP Energy LLC 7.750% due 09/01/22	170,000	131,750
7.750% due 05/15/26 ~	250,000	256,875
Halcon Resources Corp 6.750% due 02/15/25	500,000	482,500
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	485,000	486,819
Noble Holding International Ltd 7.750% due 01/15/24	104,000	103,740
Northern Oil and Gas Inc 8.500% Cash or 9.500% PIK due 05/15/23 ~	75,000	79,313
Parsley Energy LLC 5.250% due 08/15/25 ~	350,000	350,000
5.375% due 01/15/25 ~	225,000	226,687
5.625% due 10/15/27 ~	25,000	25,125
Range Resources Corp 5.875% due 07/01/22	485,000	495,913
Sanchez Energy Corp 6.125% due 01/15/23	725,000	420,500
7.250% due 02/15/23 ~	225,000	222,469
SemGroup Corp 5.625% due 11/15/23	500,000	487,500
SESI LLC 7.750% due 09/15/24	300,000	307,125
Southwestern Energy Co 7.500% due 04/01/26	625,000	657,813
7.750% due 10/01/27	35,000	37,100
Targa Resources Partners LP 5.125% due 02/01/25	500,000	505,000
5.375% due 02/01/27	50,000	50,250
5.875% due 04/15/26 ~	150,000	155,438
6.750% due 03/15/24	50,000	52,875
Transocean Inc 7.500% due 04/15/31	240,000	229,800
Ultra Resources Inc 7.125% due 04/15/25 ~	512,000	209,920
Weatherford International Ltd 8.250% due 06/15/23	175,000	166,250
Whiting Petroleum Corp 6.250% due 04/01/23	300,000	311,100
6.625% due 01/15/26	25,000	26,094

		10,033,542

Financial - 5.9%

Ally Financial Inc 5.750% due 11/20/25	1,150,000	1,191,688
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	325,000	317,688
Jefferies Finance LLC 6.875% due 04/15/22 ~	306,000	309,060
MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	575,000	591,531
Springleaf Finance Corp 6.875% due 03/15/25	25,000	25,050
7.125% due 03/15/26	125,000	125,000
8.250% due 12/15/20	675,000	736,594
The Howard Hughes Corp 5.375% due 03/15/25 ~	650,000	645,151

		3,941,762

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-26

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Industrial - 17.7%

Apex Tool Group LLC 9.000% due 02/15/23 ~	$425,000	$414,375
ARD Securities Finance SARL (Luxembourg) 8.750% Cash or PIK due 01/31/23 ~	209,138	210,184
Ardagh Packaging Finance PLC (Ireland) 7.250% due 05/15/24 ~	500,000	525,000
BBA US Holdings Inc 5.375% due 05/01/26 ~	450,000	452,813
Bombardier Inc (Canada) 7.500% due 03/15/25 ~	125,000	129,531
8.750% due 12/01/21 ~	325,000	361,026
Brand Industrial Services Inc 8.500% due 07/15/25 ~	450,000	464,234
BWAY Holding Co 5.500% due 04/15/24 ~	125,000	123,199
7.250% due 04/15/25 ~	800,000	781,920
BWX Technologies Inc 5.375% due 07/15/26 ~	625,000	628,906
Cloud Crane LLC 10.125% due 08/01/24 ~	650,000	713,375
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	485,000	465,600
7.875% due 07/15/26 ~	50,000	49,500
Hulk Finance Corp (Canada) 7.000% due 06/01/26 ~	525,000	508,594
Itron Inc 5.000% due 01/15/26 ~	525,000	505,313
Louisiana-Pacific Corp 4.875% due 09/15/24	600,000	600,000
Mueller Water Products Inc 5.500% due 06/15/26 ~	350,000	352,625
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	375,000	403,359
Novelis Corp
5.875% due 09/30/26 ~	750,000	734,063
6.250% due 08/15/24 ~	125,000	127,813
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	425,000	430,844
5.500% due 02/15/24 ~	50,000	51,313
Sensata Technologies BV 5.625% due 11/01/24 ~	575,000	595,844
Standard Industries Inc 4.750% due 01/15/28 ~	675,000	626,029
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	335,000	291,450
TransDigm Inc 6.500% due 07/15/24	1,000,000	1,027,000
TransDigm UK Holdings PLC 6.875% due 05/15/26 ~	200,000	205,750

		11,779,660

Technology - 1.6%

Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	1,025,000	1,041,144

Utilities - 2.2%

Calpine Corp 5.250% due 06/01/26 ~	50,000	46,500
5.875% due 01/15/24 ~	350,000	353,500
NRG Energy Inc 7.250% due 05/15/26	315,000	344,349
Talen Energy Supply LLC 6.500% due 06/01/25	525,000	406,875

	Principal Amount	Value
Vistra Energy Corp 7.625% due 11/01/24	$98,000	$105,963
Vistra Operations Co LLC 5.500% due 09/01/26 ~	200,000	202,500

		1,459,687

Total Corporate Bonds & Notes (Cost $60,190,976)		59,669,410

SENIOR LOAN NOTES - 3.7%

Basic Materials - 0.4%

Aleris International Inc 6.992% (USD LIBOR + 4.750%) due 02/27/23 §	249,375	254,259

Communications - 0.5%

Avaya Inc Term B 6.408% (USD LIBOR + 4.250%) due 12/15/24 §	348,246	351,573

Consumer, Cyclical - 0.7%

Belk Inc Term B 6.883% due 12/10/22 ¥	191,299	167,967
Neiman Marcus Group Ltd LLC 5.370% (USD LIBOR + 3.250%) due 10/25/20 §	347,919	323,637

		491,604

Industrial - 2.1%

Crosby US Acquisition Corp (2nd Lien) 8.212% (USD LIBOR + 6.000%) due 11/22/21 §	400,000	396,750
EWT Holdings III Corp 5.242% (USD LIBOR + 3.000%) due 12/20/24 §	682,331	687,661
North American Lifting Holdings Inc (2nd Lien) 11.386% (USD LIBOR + 9.000%) due 11/27/21 §	350,000	309,167

		1,393,578

Total Senior Loan Notes (Cost $2,451,118)		2,491,014

ASSET-BACKED SECURITIES - 0.7%

Benefit Street Partners CLO Ltd ‘D’ (Cayman) 8.067% (USD LIBOR + 5.950%) due 04/20/31 § ~	250,000	250,862
Dryden Senior Loan Fund CLO ‘F’ (Cayman) 9.241% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	236,483

Total Asset-Backed Securities (Cost $482,448)		487,345

	Shares
SHORT-TERM INVESTMENT - 3.4%

Money Market Fund - 3.4%

BlackRock Liquidity Funds T-Fund Portfolio	2,265,024	2,265,024

Total Short-Term Investment (Cost $2,265,024)		2,265,024

TOTAL INVESTMENTS - 99.6% (Cost $66,893,636)		66,358,329

OTHER ASSETS & LIABILITIES, NET - 0.4%		254,231

NET ASSETS - 100.0%		$66,612,560

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-27

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	21.4%
Industrial	19.9%
Energy	15.1%
Communications	13.1%
Consumer, Non-Cyclical	10.9%
Financial	6.7%
Basic Materials	4.4%
Short-Term Investment	3.4%
Others (each less than 3.0%)	4.7%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,445,536	$1,445,536	$ —	$—
	Corporate Bonds & Notes	59,669,410	—	59,669,410	—
	Senior Loan Notes	2,491,014	—	2,491,014	—
	Asset-Backed Securities	487,345	—	487,345	—
	Short-Term Investment	2,265,024	2,265,024	—	—

	Total	$66,358,329	$3,710,560	$62,647,769	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-28

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Basic Materials - 2.4%

Air Products & Chemicals Inc	1,399	$233,703
DowDuPont Inc	4,265	274,282

		507,985

Communications - 18.4%

Alphabet Inc ‘A’ *	360	434,549
Alphabet Inc ‘C’ *	160	190,955
Amazon.com Inc *	466	933,398
AT&T Inc	9,331	313,335
Cisco Systems Inc	8,976	436,682
Comcast Corp ‘A’	8,751	309,873
Facebook Inc ‘A’ *	2,627	432,036
Netflix Inc *	357	133,564
The Walt Disney Co	2,146	250,953
Verizon Communications Inc	6,251	333,741
Viacom Inc ‘B’	4,099	138,382

		3,907,468

Consumer, Cyclical - 7.8%

Alaska Air Group Inc	1,708	117,613
BorgWarner Inc	4,771	204,103
Costco Wholesale Corp	895	210,218
Delta Air Lines Inc	2,342	135,438
Foot Locker Inc	4,491	228,951
PVH Corp	1,562	225,553
The Home Depot Inc	1,760	364,584
Tiffany & Co	1,244	160,439

		1,646,899

Consumer, Non-Cyclical - 19.5%

AbbVie Inc	2,712	256,501
Allergan PLC	1,231	234,481
Biogen Inc *	676	238,838
CVS Health Corp	3,090	243,245
Eli Lilly & Co	2,912	312,487
Gilead Sciences Inc	3,584	276,721
Johnson & Johnson	777	107,358
Laboratory Corp of America Holdings *	1,205	209,284
Medtronic PLC	3,415	335,934
Pfizer Inc	7,392	325,765
The Kroger Co	8,202	238,760
The Procter & Gamble Co	4,581	381,277
Thermo Fisher Scientific Inc	1,209	295,093
Tyson Foods Inc ‘A’	3,650	217,285
UnitedHealth Group Inc	1,773	471,689

		4,144,718

Energy - 6.8%

Chevron Corp	1,635	199,928
EOG Resources Inc	2,210	281,930
Exxon Mobil Corp	939	79,834
Marathon Petroleum Corp	3,870	309,484
Noble Energy Inc	5,704	177,908
Occidental Petroleum Corp	2,966	243,716
Phillips 66	1,276	143,831

		1,436,631

Financial - 17.3%

Alexandria Real Estate Equities Inc REIT	829	104,280
American Express Co	2,346	249,826
American Tower Corp REIT	1,084	157,505
Bank of America Corp	14,395	424,077
Discover Financial Services	2,436	186,232
E*TRADE Financial Corp *	4,365	228,682
Highwoods Properties Inc REIT	3,547	167,631
Huntington Bancshares Inc	13,194	196,854

	Shares	Value
Intercontinental Exchange Inc	2,772	$207,595
JPMorgan Chase & Co	4,574	516,130
Prudential Financial Inc	2,570	260,392
T Rowe Price Group Inc	1,861	203,184
The Travelers Cos Inc	1,578	204,682
Visa Inc ‘A’	3,750	562,838

		3,669,908

Industrial - 8.2%

Caterpillar Inc	1,804	275,092
Cummins Inc	1,223	178,644
Deere & Co	1,488	223,691
Honeywell International Inc	1,606	267,238
Owens Corning	2,149	116,626
Raytheon Co	1,058	218,646
Stanley Black & Decker Inc	1,605	235,036
Waste Management Inc	2,556	230,960

		1,745,933

Technology - 15.9%

Adobe Systems Inc *	854	230,537
Analog Devices Inc	2,460	227,452
Apple Inc	3,759	848,557
Broadcom Inc	1,143	282,012
Electronic Arts Inc *	1,832	220,738
Intel Corp	6,108	288,847
Microsoft Corp	8,982	1,027,271
Synopsys Inc *	2,471	243,665

		3,369,079

Utilities - 2.2%

Ameren Corp	3,699	233,851
DTE Energy Co	2,130	232,447

		466,298

Total Common Stocks (Cost $17,443,836)		20,894,919

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio	288,510	288,510

Total Short-Term Investment (Cost $288,510)		288,510

TOTAL INVESTMENTS - 99.9% (Cost $17,732,346)		21,183,429

OTHER ASSETS & LIABILITIES, NET - 0.1%		27,030

NET ASSETS - 100.0%		$21,210,459

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	19.5%
Communications	18.4%
Financial	17.3%
Technology	15.9%
Industrial	8.2%
Consumer, Cyclical	7.8%
Energy	6.8%
Others (each less than 3.0%)	6.0%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-29

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$20,894,919	$20,894,919	$—	$—
	Short-Term Investment	288,510	288,510	—	—

	Total	$21,183,429	$21,183,429	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-30

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP VALUE

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Basic Materials - 1.9%

Air Products & Chemicals Inc	2,331	$389,394
Nucor Corp	2,849	180,769

		570,163

Communications - 12.7%

AT&T Inc	22,548	757,162
Cisco Systems Inc	15,544	756,216
Comcast Corp ‘A’	16,562	586,460
eBay Inc *	8,097	267,363
The Walt Disney Co	2,498	292,116
Verizon Communications Inc	16,109	860,060
Viacom Inc ‘B’	11,458	386,822

		3,906,199

Consumer, Cyclical - 4.5%

BorgWarner Inc	8,315	355,716
Delta Air Lines Inc	6,881	397,928
PVH Corp	2,535	366,054
The Home Depot Inc	1,265	262,045

		1,381,743

Consumer, Non-Cyclical - 19.9%

AbbVie Inc	2,332	220,561
Allergan PLC	1,618	308,197
Biogen Inc *	1,040	367,442
Danaher Corp	2,127	231,120
Eli Lilly & Co	2,248	241,233
Gilead Sciences Inc	4,735	365,589
Hill-Rom Holdings Inc	2,016	190,310
Johnson & Johnson	4,656	643,320
Laboratory Corp of America Holdings *	2,105	365,596
Medtronic PLC	3,300	324,621
PepsiCo Inc	3,614	404,045
Pfizer Inc	17,229	759,282
Quanta Services Inc *	5,762	192,336
The Procter & Gamble Co	4,922	409,658
Thermo Fisher Scientific Inc	1,405	342,932
Tyson Foods Inc ‘A’	6,374	379,444
UnitedHealth Group Inc	1,389	369,530

		6,115,216

Energy - 11.5%

Chevron Corp	6,637	811,572
ConocoPhillips	7,289	564,169
EOG Resources Inc	3,823	487,700
Exxon Mobil Corp	5,613	477,217
Halliburton Co	5,159	209,094
Marathon Petroleum Corp	6,040	483,019
Noble Energy Inc	6,130	191,195
Phillips 66	2,750	309,980

		3,533,946

Financial - 27.4%

Alexandria Real Estate Equities Inc REIT	2,347	295,229
American Express Co	3,617	385,174
Bank of America Corp	33,866	997,692
Berkshire Hathaway Inc ‘B’ *	982	210,256
Chubb Ltd	3,913	522,933
Discover Financial Services	5,759	440,276
E*TRADE Financial Corp *	5,316	278,505
Equity LifeStyle Properties Inc REIT	3,158	304,589
Highwoods Properties Inc REIT	3,888	183,747
Huntington Bancshares Inc	25,605	382,027
Intercontinental Exchange Inc	4,858	363,816
JPMorgan Chase & Co	10,895	1,229,392
Morgan Stanley	5,867	273,226

	Shares	Value
Prologis Inc REIT	6,823	$462,531
Prudential Financial Inc	3,981	403,355
State Street Corp	4,144	347,184
SunTrust Banks Inc	6,354	424,384
The Allstate Corp	2,985	294,620
The Travelers Cos Inc	2,123	275,374
Wells Fargo & Co	5,949	312,679

		8,386,989

Industrial - 9.2%

Caterpillar Inc	1,390	211,961
Honeywell International Inc	1,993	331,635
Ingersoll-Rand PLC	2,541	259,944
Northrop Grumman Corp	817	259,291
Owens Corning	4,071	220,933
Parker-Hannifin Corp	2,022	371,907
Raytheon Co	2,335	482,551
Stanley Black & Decker Inc	1,225	179,389
Waste Management Inc	5,610	506,920

		2,824,531

Technology - 6.6%

Broadcom Inc	1,555	383,665
Microsoft Corp	5,277	603,531
ON Semiconductor Corp *	15,045	277,279
Oracle Corp	9,648	497,451
QUALCOMM Inc	3,415	245,982

		2,007,908

Utilities - 4.5%

American Electric Power Co Inc	4,499	318,889
DTE Energy Co	2,290	249,908
Public Service Enterprise Group Inc	5,688	300,269
Xcel Energy Inc	10,979	518,319

		1,387,385

Total Common Stocks (Cost $24,669,755)		30,114,080

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio	432,465	432,465

Total Short-Term Investment (Cost $432,465)		432,465

TOTAL INVESTMENTS - 99.6% (Cost $25,102,220)		30,546,545

OTHER ASSETS & LIABILITIES, NET - 0.4%		120,464

NET ASSETS - 100.0%		$30,667,009

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	27.4%
Consumer, Non-Cyclical	19.9%
Communications	12.7%
Energy	11.5%
Industrial	9.2%
Technology	6.6%
Utilities	4.5%
Consumer, Cyclical	4.5%
Others (each less than 3.0%)	3.3%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-31

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP VALUE

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$30,114,080	$30,114,080	$—	$—
	Short-Term Investment	432,465	432,465	—	—

	Total	$30,546,545	$30,546,545	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-32

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Basic Materials - 3.9%

Commercial Metals Co	41,459	$850,739
Kaiser Aluminum Corp	21,295	2,322,433
Kraton Corp *	49,948	2,355,048
PolyOne Corp	36,938	1,614,929
Rogers Corp *	9,156	1,348,862
Steel Dynamics Inc	32,249	1,457,332
The Chemours Co	31,027	1,223,705

		11,173,048

Communications - 6.3%

CDW Corp	16,366	1,455,265
Ciena Corp *	70,939	2,216,134
GrubHub Inc *	13,433	1,862,082
Imperva Inc *	38,780	1,801,331
LiveRamp Holdings Inc *	67,284	3,324,502
LogMeIn Inc	12,381	1,103,147
NETGEAR Inc *	32,554	2,046,019
Sinclair Broadcast Group Inc ‘A’	52,243	1,481,089
Vonage Holdings Corp *	190,804	2,701,785

		17,991,354

Consumer, Cyclical - 15.3%

Altra Industrial Motion Corp	23,008	950,230
AMC Entertainment Holdings Inc ‘A’	45,517	933,098
Aramark	70,791	3,045,429
Beacon Roofing Supply Inc *	28,887	1,045,421
Big Lots Inc	27,376	1,144,043
BJ’s Restaurants Inc	31,561	2,278,704
Bloomin’ Brands Inc	93,550	1,851,354
Cooper-Standard Holdings Inc *	19,543	2,344,769
G-III Apparel Group Ltd *	35,046	1,688,867
iRobot Corp *	23,124	2,541,790
Lithia Motors Inc ‘A’	11,892	971,101
Marriott Vacations Worldwide Corp	10,614	1,186,114
Meritor Inc *	21,828	422,590
Michael Kors Holdings Ltd *	34,334	2,353,939
Pool Corp	9,819	1,638,595
SeaWorld Entertainment Inc *	74,679	2,347,161
SkyWest Inc	36,722	2,162,926
Sleep Number Corp *	55,715	2,049,198
Sonic Corp	54,006	2,340,620
Steven Madden Ltd	28,036	1,483,104
Texas Roadhouse Inc	15,769	1,092,634
The Children’s Place Inc	12,790	1,634,562
Wabash National Corp	91,630	1,670,415
Watsco Inc	15,546	2,768,743
Wolverine World Wide Inc	45,055	1,759,398

		43,704,805

Consumer, Non-Cyclical - 27.2%

Acadia Healthcare Co Inc *	53,226	1,873,555
Adtalem Global Education Inc *	41,801	2,014,808
Amedisys Inc *	26,686	3,334,683
Amicus Therapeutics Inc *	92,435	1,117,539
AMN Healthcare Services Inc *	29,433	1,609,985
Cardtronics PLC ‘A’ *	30,106	952,554
Central Garden & Pet Co ‘A’ *	55,239	1,830,620
Charles River Laboratories International Inc *	22,380	3,011,005
Deluxe Corp	28,634	1,630,420
Eagle Pharmaceuticals Inc *	23,754	1,646,865
Encompass Health Corp	25,055	1,953,037
Euronet Worldwide Inc *	22,097	2,214,561
Green Dot Corp ‘A’ *	43,491	3,862,871
Hill-Rom Holdings Inc	35,804	3,379,898
Horizon Pharma PLC *	65,447	1,281,452
Hostess Brands Inc *	115,815	1,282,072

	Shares	Value
ICF International Inc	27,129	$2,046,883
Insperity Inc	35,538	4,191,707
Ionis Pharmaceuticals Inc *	23,891	1,232,298
J&J Snack Foods Corp	7,690	1,160,344
Lamb Weston Holdings Inc	32,977	2,196,268
LHC Group Inc *	28,607	2,946,235
LivaNova PLC *	25,037	3,103,837
ManpowerGroup Inc	6,754	580,574
MarketAxess Holdings Inc	6,944	1,239,435
Merit Medical Systems Inc *	26,782	1,645,754
Molina Healthcare Inc *	25,141	3,738,467
Neurocrine Biosciences Inc *	5,911	726,757
NuVasive Inc *	28,199	2,001,565
Performance Food Group Co *	76,562	2,549,515
Post Holdings Inc *	11,576	1,134,911
PRA Health Sciences Inc *	20,581	2,267,820
Quidel Corp *	27,927	1,820,003
Service Corp International	69,221	3,059,568
Supernus Pharmaceuticals Inc *	49,205	2,477,472
Teleflex Inc	6,457	1,718,143
The Cooper Cos Inc	10,564	2,927,813

		77,761,294

Energy - 3.5%

Energen Corp *	37,544	3,235,166
Helix Energy Solutions Group Inc *	138,744	1,370,791
Newfield Exploration Co *	88,530	2,552,320
PDC Energy Inc *	39,307	1,924,471
WPX Energy Inc *	46,383	933,226

		10,015,974

Financial - 18.5%

Aircastle Ltd	104,998	2,300,506
Alleghany Corp	4,049	2,642,094
Chemical Financial Corp	42,846	2,287,976
Douglas Emmett Inc REIT	47,066	1,775,330
East West Bancorp Inc	37,351	2,254,880
Equity LifeStyle Properties Inc REIT	24,036	2,318,272
Essent Group Ltd *	31,810	1,407,592
Everest Re Group Ltd	11,731	2,680,182
FNB Corp	182,115	2,316,503
Highwoods Properties Inc REIT	32,305	1,526,734
Hudson Pacific Properties Inc REIT	51,926	1,699,019
IBERIABANK Corp	27,813	2,262,588
Life Storage Inc REIT	23,240	2,211,518
Mid-America Apartment Communities Inc REIT	10,901	1,092,062
Moelis & Co ‘A’	10,946	599,841
PacWest Bancorp	48,597	2,315,647
PotlatchDeltic Corp REIT	27,198	1,113,758
PS Business Parks Inc REIT	9,159	1,164,017
Radian Group Inc	131,615	2,720,482
Ryman Hospitality Properties Inc REIT	28,042	2,416,379
Simmons First National Corp ‘A’	52,823	1,555,637
The Hanover Insurance Group Inc	16,124	1,989,218
Virtu Financial Inc ‘A’	83,753	1,712,749
Washington Real Estate Investment Trust REIT	57,578	1,764,766
Western Alliance Bancorp *	29,929	1,702,661
Wintrust Financial Corp	26,733	2,270,701
Zions Bancorp	53,708	2,693,456

		52,794,568

Industrial - 13.8%

AAR Corp	35,015	1,676,868
Aerojet Rocketdyne Holdings Inc *	62,322	2,118,325
Ambarella Inc *	27,585	1,066,988
American Woodmark Corp *	21,591	1,693,814
EMCOR Group Inc	31,241	2,346,512
EnPro Industries Inc	16,379	1,194,520
Generac Holdings Inc *	41,362	2,333,230
Graphic Packaging Holding Co	155,746	2,182,001

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-33

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Harsco Corp *	61,637	$1,759,736
Hubbell Inc	9,779	1,306,181
ITT Inc	34,845	2,134,605
Kirby Corp *	13,927	1,145,496
Lydall Inc *	24,512	1,056,467
MasTec Inc *	47,676	2,128,733
Owens Corning	34,119	1,851,638
PerkinElmer Inc	25,575	2,487,680
Rexnord Corp *	44,858	1,381,626
Ryder System Inc	25,937	1,895,217
Spirit AeroSystems Holdings Inc ‘A’	18,005	1,650,518
SPX Corp *	63,590	2,118,183
TopBuild Corp *	24,734	1,405,386
US Concrete Inc *	25,081	1,149,964
WestRock Co	24,722	1,321,144

		39,404,832

Technology - 8.0%

Aspen Technology Inc *	10,847	1,235,582
Bottomline Technologies Inc *	49,897	3,628,011
CommVault Systems Inc *	27,837	1,948,590
j2 Global Inc	26,856	2,225,020
MKS Instruments Inc	16,238	1,301,476
Nuance Communications Inc *	54,822	949,517
PTC Inc *	13,204	1,402,133
RealPage Inc *	49,088	3,234,899
Silicon Laboratories Inc *	26,292	2,413,606
SPS Commerce Inc *	10,396	1,031,699
Synopsys Inc *	20,305	2,002,276
TiVo Corp	76,115	947,632
Xperi Corp	28,126	417,671

		22,738,112

Utilities - 1.6%

Black Hills Corp	27,641	1,605,666
CMS Energy Corp	26,743	1,310,407
Portland General Electric Co	36,250	1,653,362

		4,569,435

Total Common Stocks (Cost $235,585,084)		280,153,422

	Shares	Value

SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio	4,725,792	$4,725,792

Total Short-Term Investment (Cost $4,725,792)		4,725,792

TOTAL INVESTMENTS - 99.7% (Cost $240,310,876)		284,879,214

OTHER ASSETS & LIABILITIES, NET - 0.3%		736,146

NET ASSETS - 100.0%		$285,615,360

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	27.2%
Financial	18.5%
Consumer, Cyclical	15.3%
Industrial	13.8%
Technology	8.0%
Communications	6.3%
Basic Materials	3.9%
Energy	3.5%
Others (each less than 3.0%)	3.2%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$280,153,422	$280,153,422	$—	$—
	Short-Term Investment	4,725,792	4,725,792	—	—

	Total	$284,879,214	$284,879,214	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-34

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Basic Materials - 2.9%

Commercial Metals Co	6,925	$142,101
Kraton Corp *	5,127	241,738
PolyOne Corp	5,691	248,811
Rogers Corp *	864	127,284

		759,934

Communications - 5.1%

Ciena Corp *	6,320	197,437
Imperva Inc *	3,062	142,230
LiveRamp Holdings Inc *	6,066	299,721
NETGEAR Inc *	2,892	181,762
Perficient Inc *	5,653	150,652
Sinclair Broadcast Group Inc ‘A’	5,788	164,090
Vonage Holdings Corp *	15,017	212,641

		1,348,533

Consumer, Cyclical - 11.8%

Altra Industrial Motion Corp	2,193	90,571
Beacon Roofing Supply Inc *	1,218	44,079
Big Lots Inc	2,478	103,556
BJ’s Restaurants Inc	3,094	223,387
Bloomin’ Brands Inc	6,905	136,650
Camping World Holdings Inc ‘A’	2,639	56,263
Cooper-Standard Holdings Inc *	1,622	194,608
Del Taco Restaurants Inc *	7,841	92,602
G-III Apparel Group Ltd *	2,941	141,727
Golden Entertainment Inc *	2,255	54,142
Lithia Motors Inc ‘A’	1,662	135,719
Marriott Vacations Worldwide Corp	2,174	242,944
Meritor Inc *	5,147	99,646
SeaWorld Entertainment Inc *	3,713	116,699
SkyWest Inc	4,387	258,394
Sleep Number Corp *	5,848	215,089
Sonic Corp	3,647	158,061
Steven Madden Ltd	3,751	198,428
Texas Roadhouse Inc	2,216	153,546
The Children’s Place Inc	1,447	184,927
Wabash National Corp	5,741	104,658
Wolverine World Wide Inc	2,648	103,404

		3,109,100

Consumer, Non-Cyclical - 24.6%

Acadia Healthcare Co Inc *	5,108	179,802
Adtalem Global Education Inc *	4,969	239,506
Amedisys Inc *	2,773	346,514
Amicus Therapeutics Inc *	8,475	102,463
AMN Healthcare Services Inc *	3,907	213,713
Amphastar Pharmaceuticals Inc *	7,030	135,257
BioScrip Inc *	36,876	114,316
Cardtronics PLC ‘A’ *	5,202	164,591
Central Garden & Pet Co ‘A’ *	6,427	212,991
Deluxe Corp	2,482	141,325
Eagle Pharmaceuticals Inc *	3,196	221,579
FibroGen Inc *	2,814	170,950
Green Dot Corp ‘A’ *	2,736	243,011
Horizon Pharma PLC *	11,892	232,845
Hostess Brands Inc *	11,604	128,456
ICF International Inc	2,873	216,768
Insperity Inc	3,401	401,148
J&J Snack Foods Corp	845	127,502
LHC Group Inc *	2,743	282,502
LivaNova PLC *	2,190	271,494
Merit Medical Systems Inc *	5,880	361,326
NuVasive Inc *	4,262	302,517
Orthofix Medical Inc *	2,518	145,566
Performance Food Group Co *	6,404	213,253

	Shares	Value
Quidel Corp *	3,326	$216,755
SP Plus Corp *	2,362	86,213
Supernus Pharmaceuticals Inc *	6,345	319,471
Syneos Health Inc *	3,835	197,694
TrueBlue Inc *	6,040	157,342
Vanda Pharmaceuticals Inc *	9,032	207,284
Viad Corp	2,351	139,297

		6,493,451

Energy - 2.7%

Helix Energy Solutions Group Inc *	22,030	217,656
Laredo Petroleum Inc *	8,778	71,716
PDC Energy Inc *	4,094	200,442
QEP Resources Inc *	6,068	68,690
WildHorse Resource Development Corp *	6,280	148,459

		706,963

Financial - 23.1%

AG Mortgage Investment Trust Inc REIT	5,442	98,935
Aircastle Ltd	10,792	236,453
Apollo Commercial Real Estate Finance Inc REIT	3,999	75,461
Argo Group International Holdings Ltd	3,748	236,311
Armada Hoffler Properties Inc REIT	5,899	89,134
BrightSphere Investment Group PLC	14,146	175,410
Cathay General Bancorp	5,388	223,279
CenterState Bank Corp	6,811	191,049
Chemical Financial Corp	3,929	209,809
Enterprise Financial Services Corp	3,826	202,969
Essent Group Ltd *	2,075	91,819
First Bancorp	1,552	62,872
First Industrial Realty Trust Inc REIT	8,376	263,006
First Interstate BancSystem Inc ‘A’	895	40,096
First Merchants Corp	4,877	219,416
First Midwest Bancorp Inc	7,220	191,980
Heritage Insurance Holdings Inc	5,585	82,770
Home BancShares Inc	8,364	183,172
IBERIABANK Corp	2,595	211,103
Independent Bank Corp	2,995	70,832
Life Storage Inc REIT	1,284	122,185
Moelis & Co ‘A’	3,549	194,485
National Storage Affiliates Trust REIT	4,533	115,320
Old National Bancorp	11,738	226,543
Pacific Premier Bancorp Inc *	1,792	66,662
PotlatchDeltic Corp REIT	3,738	153,071
Preferred Bank	1,681	98,339
PS Business Parks Inc REIT	1,599	203,217
Radian Group Inc	11,636	240,516
Ryman Hospitality Properties Inc REIT	3,058	263,508
Sandy Spring Bancorp Inc	2,656	104,407
Simmons First National Corp ‘A’	7,760	228,532
Stifel Financial Corp	3,356	172,029
Sunstone Hotel Investors Inc REIT	12,242	200,279
United Community Banks Inc	6,915	192,859
Washington Real Estate Investment Trust REIT	5,480	167,962
WSFS Financial Corp	3,984	187,846

		6,093,636

Industrial - 14.9%

AAR Corp	2,392	114,553
Air Transport Services Group Inc *	7,729	165,942
Ambarella Inc *	2,457	95,037
American Woodmark Corp *	1,258	98,690
Belden Inc	1,771	126,467
EMCOR Group Inc	3,217	241,629
EnerSys	2,451	213,556
Generac Holdings Inc *	3,153	177,861
Harsco Corp *	9,412	268,713
Knowles Corp *	3,519	58,486
MasTec Inc *	5,703	254,639
Milacron Holdings Corp *	7,225	146,306
Rexnord Corp *	6,877	211,812

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-35

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Saia Inc *	3,959	$302,666
SPX Corp *	4,998	166,483
SYNNEX Corp	1,374	116,378
TopBuild Corp *	2,702	153,528
Trinseo SA	3,874	303,334
Universal Forest Products Inc	5,339	188,627
US Concrete Inc *	1,846	84,639
Vishay Intertechnology Inc	10,277	209,137
Werner Enterprises Inc	4,027	142,354
YRC Worldwide Inc *	8,273	74,292

		3,915,129

Technology - 11.1%

Allscripts Healthcare Solutions Inc *	12,032	171,456
Bottomline Technologies Inc *	2,201	160,035
Cabot Microelectronics Corp	1,509	155,684
CACI International Inc ‘A’ *	1,516	279,171
CommVault Systems Inc *	3,130	219,100
Entegris Inc	7,745	224,218
Glu Mobile Inc *	27,493	204,823
Integrated Device Technology Inc *	5,221	245,439
j2 Global Inc	2,819	233,554
RealPage Inc *	3,020	199,018
Silicon Laboratories Inc *	1,473	135,221
SPS Commerce Inc *	773	76,713
TiVo Corp	8,013	99,762
Verint Systems Inc *	5,689	285,019
Virtusa Corp *	3,444	184,977
Xperi Corp	4,189	62,207

		2,936,397

Utilities - 2.0%

ALLETE Inc	2,957	221,805
Black Hills Corp	2,236	129,889
Southwest Gas Holdings Inc	2,265	179,003

		530,697

Total Common Stocks (Cost $22,319,311)		25,893,840

	Shares	Value

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds T-Fund Portfolio	478,501	$478,501

Total Short-Term Investment (Cost $478,501)		478,501

TOTAL INVESTMENTS - 100.0% (Cost $22,797,812)		26,372,341

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,905)

NET ASSETS - 100.0%		$26,369,436

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.6%
Financial	23.1%
Industrial	14.9%
Consumer, Cyclical	11.8%
Technology	11.1%
Communications	5.1%
Others (each less than 3.0%)	9.4%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$25,893,840	$25,893,840	$—	$—
	Short-Term Investment	478,501	478,501	—	—

	Total	$26,372,341	$26,372,341	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-36

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.4%

Basic Materials - 2.6%

Commercial Metals Co	6,971	$143,045
Kaiser Aluminum Corp	2,080	226,845
Kraton Corp *	6,457	304,448
Minerals Technologies Inc	1,728	116,813

		791,151

Communications - 2.9%

LiveRamp Holdings Inc *	9,331	461,045
NETGEAR Inc *	4,174	262,336
Perficient Inc *	5,971	159,127

		882,508

Consumer, Cyclical - 8.5%

Altra Industrial Motion Corp	3,165	130,714
Beacon Roofing Supply Inc *	3,933	142,335
Big Lots Inc	3,386	141,501
Caleres Inc	4,800	172,128
Cooper-Standard Holdings Inc *	2,350	281,953
Del Taco Restaurants Inc *	15,111	178,461
FirstCash Inc	1,798	147,436
G-III Apparel Group Ltd *	4,415	212,759
Marriott Vacations Worldwide Corp	2,270	253,672
Meritor Inc *	2,975	57,596
SkyWest Inc	7,387	435,094
The Children’s Place Inc	2,186	279,371
Wabash National Corp	8,064	147,007

		2,580,027

Consumer, Non-Cyclical - 12.7%

Aaron’s Inc	4,980	271,211
Acadia Healthcare Co Inc *	7,813	275,018
Adtalem Global Education Inc *	10,722	516,800
AngioDynamics Inc *	7,191	156,332
BioScrip Inc *	38,763	120,165
Central Garden & Pet Co ‘A’ *	8,648	286,595
CONMED Corp	4,072	322,584
Deluxe Corp	3,486	198,493
Horizon Pharma PLC *	15,898	311,283
Hostess Brands Inc *	12,625	139,759
ICF International Inc	3,267	246,495
LivaNova PLC *	1,566	194,137
Magellan Health Inc *	1,851	133,365
Orthofix Medical Inc *	3,652	211,122
SP Plus Corp *	5,068	184,982
Viad Corp	4,637	274,742

		3,843,083

Energy - 4.1%

Exterran Corp *	7,018	186,188
Helix Energy Solutions Group Inc *	23,749	234,640
Laredo Petroleum Inc *	15,755	128,718
PDC Energy Inc *	5,651	276,673
QEP Resources Inc *	17,853	202,096
WildHorse Resource Development Corp *	8,409	198,789

		1,227,104

Financial - 37.9%

AG Mortgage Investment Trust Inc REIT	4,929	89,609
Agree Realty Corp REIT	1,906	101,247
Aircastle Ltd	13,626	298,546
Apollo Commercial Real Estate Finance Inc REIT	8,355	157,656
Argo Group International Holdings Ltd	6,199	390,847
Armada Hoffler Properties Inc REIT	6,296	95,133
BrightSphere Investment Group PLC	17,893	221,873
Camden National Corp	4,251	184,663
Cathay General Bancorp	8,751	362,641

	Shares	Value
CenterState Bank Corp	10,106	$283,473
Chemical Financial Corp	5,708	304,807
CNO Financial Group Inc	4,216	89,464
Enterprise Financial Services Corp	4,555	241,643
Essent Group Ltd *	4,737	209,612
First Bancorp	7,155	289,849
First Industrial Realty Trust Inc REIT	12,086	379,500
First Interstate BancSystem Inc ‘A’	7,134	319,603
First Merchants Corp	987	44,405
First Midwest Bancorp Inc	12,313	327,403
Heritage Financial Corp	5,687	199,898
Heritage Insurance Holdings Inc	9,405	139,382
Hilltop Holdings Inc	9,882	199,320
Home BancShares Inc	11,457	250,908
Horizon Bancorp Inc	9,094	179,606
IBERIABANK Corp	4,630	376,650
Independent Bank Corp	7,885	186,480
Invesco Mortgage Capital Inc REIT	11,685	184,857
Investors Bancorp Inc	7,029	86,246
Life Storage Inc REIT	3,033	288,620
MFA Financial Inc REIT	15,900	116,865
National Storage Affiliates Trust REIT	8,861	225,424
Old National Bancorp	12,619	243,547
Old Second Bancorp Inc	10,778	166,520
Pacific Premier Bancorp Inc *	3,242	120,602
PotlatchDeltic Corp REIT	6,917	283,251
Preferred Bank	3,453	202,000
PS Business Parks Inc REIT	2,695	342,508
QCR Holdings Inc	4,092	167,158
Radian Group Inc	19,275	398,414
Ryman Hospitality Properties Inc REIT	5,617	484,017
Sandy Spring Bancorp Inc	4,861	191,086
Simmons First National Corp ‘A’	11,280	332,196
State Bank Financial Corp	7,251	218,835
Stifel Financial Corp	4,857	248,970
Sunstone Hotel Investors Inc REIT	24,782	405,434
United Community Banks Inc	10,421	290,642
Washington Real Estate Investment Trust REIT	10,423	319,465
WSFS Financial Corp	4,758	224,340

		11,465,215

Industrial - 13.9%

AAR Corp	4,381	209,806
ArcBest Corp	1,972	95,741
Belden Inc	4,639	331,271
EMCOR Group Inc	4,642	348,661
EnerSys	2,071	180,446
Harsco Corp *	7,364	210,242
Knowles Corp *	11,155	185,396
MasTec Inc *	2,726	121,716
Milacron Holdings Corp *	12,855	260,314
Rexnord Corp *	7,767	239,224
Sanmina Corp *	5,344	147,494
SYNNEX Corp	2,055	174,059
TopBuild Corp *	4,410	250,576
TriMas Corp *	8,922	271,229
Trinseo SA	4,793	375,292
Universal Forest Products Inc	7,826	276,493
Vishay Intertechnology Inc	10,661	216,951
Werner Enterprises Inc	5,139	181,664
YRC Worldwide Inc *	13,731	123,304

		4,199,879

Technology - 7.0%

Allscripts Healthcare Solutions Inc *	20,068	285,969
CACI International Inc ‘A’ *	3,009	554,107
CSG Systems International Inc	5,775	231,809
Glu Mobile Inc *	18,080	134,696
Insight Enterprises Inc *	4,536	245,352
TiVo Corp	15,720	195,714
Verint Systems Inc *	9,581	480,008

		2,127,655

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-37

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Utilities - 4.8%

ALLETE Inc	5,444	$408,354
Black Hills Corp	5,308	308,342
Portland General Electric Co	8,512	388,232
Southwest Gas Holdings Inc	4,347	343,543

		1,448,471

Total Common Stocks (Cost $24,117,691)		28,565,093

EXCHANGE-TRADED FUND - 2.7%

iShares Russell 2000 Value	6,265	833,245

Total Exchange-Traded Fund (Cost $814,782)		833,245

SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds T-Fund Portfolio	744,136	744,136

Total Short-Term Investment (Cost $744,136)		744,136

TOTAL INVESTMENTS - 99.6% (Cost $25,676,609)		30,142,474

OTHER ASSETS & LIABILITIES, NET - 0.4%		125,367

NET ASSETS - 100.0%		$30,267,841

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	37.9%
Industrial	13.9%
Consumer, Non-Cyclical	12.7%
Consumer, Cyclical	8.5%
Technology	7.0%
Utilities	4.8%
Energy	4.1%
Others (each less than 3.0%)	10.7%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$28,565,093	$28,565,093	$—	$—
	Exchange-Traded Fund	833,245	833,245	—	—
	Short-Term Investment	744,136	744,136	—	—

	Total	$30,142,474	$30,142,474	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-38

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP GROWTH

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Basic Materials - 3.3%

Kaiser Aluminum Corp	5,924	$646,071
PolyOne Corp	18,267	798,633
Rogers Corp *	6,083	896,148

		2,340,852

Communications - 8.1%

Ciena Corp *	27,804	868,597
Imperva Inc *	14,738	684,580
LiveRamp Holdings Inc *	18,146	896,594
NETGEAR Inc *	12,849	807,560
Shutterfly Inc *	11,113	732,235
Sinclair Broadcast Group Inc ‘A’	18,385	521,215
Vonage Holdings Corp *	81,352	1,151,944

		5,662,725

Consumer, Cyclical - 13.5%

AMC Entertainment Holdings Inc ‘A’	18,906	387,573
Beacon Roofing Supply Inc *	12,556	454,402
BJ’s Restaurants Inc	11,022	795,788
Bloomin’ Brands Inc	37,009	732,408
Camping World Holdings Inc ‘A’	16,049	342,165
G-III Apparel Group Ltd *	14,030	676,106
Golden Entertainment Inc *	16,298	391,315
iRobot Corp *	5,762	633,359
Lithia Motors Inc ‘A’	6,973	569,415
SeaWorld Entertainment Inc *	16,644	523,121
Sleep Number Corp *	22,043	810,742
Sonic Corp	14,647	634,801
Steven Madden Ltd	12,283	649,771
The Children’s Place Inc	5,768	737,150
Wabash National Corp	20,431	372,457
Wolverine World Wide Inc	18,801	734,179

		9,444,752

Consumer, Non-Cyclical - 35.5%

Acadia Healthcare Co Inc *	17,075	601,040
Aclaris Therapeutics Inc *	16,207	235,326
Amedisys Inc *	8,682	1,084,903
Amicus Therapeutics Inc *	49,316	596,230
AMN Healthcare Services Inc *	12,360	676,092
Amphastar Pharmaceuticals Inc *	18,229	350,726
BioScrip Inc *	107,929	334,580
BioTelemetry Inc *	12,845	827,860
Cardtronics PLC ‘A’ *	24,550	776,762
Chegg Inc *	25,230	717,289
Deluxe Corp	12,208	695,124
Eagle Pharmaceuticals Inc *	10,192	706,611
Esperion Therapeutics Inc *	9,104	403,944
FibroGen Inc *	12,110	735,682
Green Dot Corp ‘A’ *	14,517	1,289,400
Heron Therapeutics Inc *	17,547	555,363
Horizon Pharma PLC *	51,886	1,015,928
Insperity Inc	10,984	1,295,563
iRhythm Technologies Inc *	8,937	845,976
J&J Snack Foods Corp	4,045	610,350
LHC Group Inc *	8,913	917,950
LivaNova PLC *	8,471	1,050,150
Merit Medical Systems Inc *	12,451	765,114
NuVasive Inc *	11,540	819,109
Orthofix Medical Inc *	11,629	672,272
Performance Food Group Co *	22,058	734,531
PTC Therapeutics Inc *	9,359	439,873
Puma Biotechnology Inc *	11,432	524,157
Quidel Corp *	10,804	704,097
Revance Therapeutics Inc *	16,167	401,750
Supernus Pharmaceuticals Inc *	20,857	1,050,150

	Shares	Value
Syneos Health Inc *	12,011	$619,167
TrueBlue Inc *	16,837	438,604
Ultragenyx Pharmaceutical Inc *	9,564	730,116
Vanda Pharmaceuticals Inc *	29,344	673,445

		24,895,234

Energy - 0.9%

Matador Resources Co *	18,315	605,311

Financial - 6.6%

BrightSphere Investment Group PLC	32,879	407,700
Essent Group Ltd *	12,207	540,160
Home BancShares Inc	29,204	639,568
Moelis & Co ‘A’	10,988	602,142
Pacific Premier Bancorp Inc *	13,406	498,703
Preferred Bank	9,268	542,178
PS Business Parks Inc REIT	4,492	570,888
Ryman Hospitality Properties Inc REIT	9,748	839,985

		4,641,324

Industrial - 13.7%

Aerojet Rocketdyne Holdings Inc *	20,433	694,518
Ambarella Inc *	9,586	370,786
American Woodmark Corp *	7,147	560,682
EnPro Industries Inc	7,790	568,125
Generac Holdings Inc *	14,627	825,109
Harsco Corp *	26,076	744,470
Lydall Inc *	9,678	417,122
Masonite International Corp *	8,722	559,080
MasTec Inc *	14,942	667,160
Saia Inc *	9,560	730,862
SPX Corp *	25,171	838,446
Tetra Tech Inc	10,426	712,096
TopBuild Corp *	8,495	482,686
Trinseo SA	9,452	740,092
US Concrete Inc *	9,543	437,546
YRC Worldwide Inc *	32,898	295,424

		9,644,204

Technology - 16.9%

Allscripts Healthcare Solutions Inc *	45,926	654,446
Bottomline Technologies Inc *	19,219	1,397,413
CommVault Systems Inc *	12,163	851,410
Cornerstone OnDemand Inc *	17,138	972,582
Glu Mobile Inc *	141,498	1,054,160
Hortonworks Inc *	32,173	733,866
HubSpot Inc *	6,562	990,534
Integrated Device Technology Inc *	18,218	856,428
j2 Global Inc	9,136	756,918
MaxLinear Inc *	21,115	419,766
RealPage Inc *	8,699	573,264
Silicon Laboratories Inc *	8,248	757,166
SPS Commerce Inc *	3,716	368,776
TiVo Corp	32,583	405,658
Virtusa Corp *	14,178	761,500
Xperi Corp	19,721	292,857

		11,846,744

Total Common Stocks (Cost $58,205,443)		69,081,146

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-39

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP GROWTH

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio	1,084,102	$1,084,102

Total Short-Term Investment (Cost $1,084,102)		1,084,102

TOTAL INVESTMENTS - 100.1% (Cost $59,289,545)		70,165,248

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(53,413)

NET ASSETS - 100.0%		$70,111,835

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	35.5%
Technology	16.9%
Industrial	13.7%
Consumer, Cyclical	13.5%
Communications	8.1%
Financial	6.6%
Basic Materials	3.3%
Others (each less than 3.0%)	2.5%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$69,081,146	$69,081,146	$—	$—
	Short-Term Investment	1,084,102	1,084,102	—	—

	Total	$70,165,248	$70,165,248	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-41

A-40

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2018 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2018. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of September 30, 2018.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A under the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
±	Investments categorized as a significant unobservable input (Level 3) (See Note 3D in Notes to Financial Statements).

Reference Rate Abbreviation:

USD LIBOR	United States Dollar London Interbank Offered Rate

Other Abbreviations:

PIK	Payment In Kind
REIT	Real Estate Investment Trust

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

A-41

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2018 (Unaudited)

	Pacific Funds Portfolio Optimization					Pacific Funds Diversified Alternatives
	Conservative	Moderate- Conservative	Moderate	Growth	Aggressive- Growth
ASSETS
Investments in affiliated mutual funds, at value	$279,864,025	$418,565,045	$1,283,773,957	$977,438,957	$339,889,792	$42,068,498
Receivables:
Fund shares sold	99,972	53,282	298,901	261,050	31,962	80,225
Securities sold	96,196	352,362	431,138	680,845	152,766	—
Due from adviser	19,222	25,354	65,009	51,042	21,212	—
Prepaid expenses and other assets	2,735	3,609	1,577	1,005	2,775	26,663
Total Assets	280,082,150	418,999,652	1,284,570,582	978,432,899	340,098,507	42,175,386
LIABILITIES
Payables:
Fund shares redeemed	311,255	972,220	2,284,768	1,597,195	252,866	154,299
Securities purchased	—	—	—	—	—	33,116
Accrued advisory fees	46,225	69,153	211,063	160,644	55,704	10,386
Accrued administration fees	34,669	51,864	158,297	120,483	41,778	5,321
Accrued support service expenses	9,914	14,660	43,876	33,139	11,191	1,202
Accrued legal, audit and tax service fees	19,545	29,178	86,859	65,735	22,222	2,553
Accrued trustees’ fees and expenses and deferred compensation	4,807	5,714	15,306	10,610	3,139	—
Accrued distribution fees	18,041	23,997	69,300	48,566	15,396	397
Accrued service fees	11,185	16,920	51,580	39,156	13,422	353
Accrued other	20,986	31,303	88,811	66,882	23,156	2,948
Total Liabilities	476,627	1,215,009	3,009,860	2,142,410	438,874	210,575
NET ASSETS	$279,605,523	$417,784,643	$1,281,560,722	$976,290,489	$339,659,633	$41,964,811
NET ASSETS CONSIST OF:
Paid-in capital	$253,565,616	$349,985,872	$971,968,473	$686,575,850	$230,100,220	$43,553,897
Undistributed/accumulated net investment income (loss)	(478,549)	(1,497,346)	(4,538,934)	(5,000,566)	(1,747,118)	(67,928)
Undistributed/accumulated net realized gain (loss)	20,870,350	56,214,502	190,118,536	161,215,693	50,015,247	(724,247)
Net unrealized appreciation (depreciation) on investments	5,648,106	13,081,615	124,012,647	133,499,512	61,291,284	(796,911)
NET ASSETS	$279,605,523	$417,784,643	$1,281,560,722	$976,290,489	$339,659,633	$41,964,811
Class A Shares:
Net Assets	$122,534,633	$213,472,050	$675,699,392	$548,506,770	$196,847,798	$5,378,325
Shares of beneficial interest outstanding	10,867,568	16,755,018	45,946,687	33,922,818	10,939,461	563,244
Net Asset Value per share*	$11.28	$12.74	$14.71	$16.17	$17.99	$9.55
Sales Charge–Maximum is 5.50% of offering price	0.66	0.74	0.86	0.94	1.05	0.56
Maximum offering price per share	$11.94	$13.48	$15.57	$17.11	$19.04	$10.11
Class B Shares:
Net Assets	$20,656,370	$33,876,983	$108,869,690	$81,083,893	$25,262,267
Shares of beneficial interest outstanding	1,878,666	2,719,660	7,532,443	5,111,025	1,443,917
Net Asset Value per share*	$11.00	$12.46	$14.45	$15.86	$17.50
Class C Shares:
Net Assets	$123,987,900	$158,654,762	$444,284,106	$307,623,750	$96,967,878	$3,230,677
Shares of beneficial interest outstanding	11,281,452	12,743,977	30,791,395	19,452,307	5,552,604	345,547
Net Asset Value per share*	$10.99	$12.45	$14.43	$15.81	$17.46	$9.35
Class R Shares:
Net Assets	$4,809,160	$5,084,291	$23,471,427	$13,714,803	$6,949,752
Shares of beneficial interest outstanding	430,007	402,158	1,603,389	851,918	389,455
Net Asset Value per share	$11.18	$12.64	$14.64	$16.10	$17.84
Advisor Class:
Net Assets	$7,617,460	$6,696,557	$29,236,107	$25,361,273	$13,631,938	$33,355,809
Shares of beneficial interest outstanding	673,189	523,426	1,981,163	1,562,137	754,944	3,475,284
Net Asset Value per share	$11.32	$12.79	$14.76	$16.23	$18.06	$9.60

Investments in affiliated mutual funds, at cost	$274,215,919	$405,483,430	$1,159,761,310	$843,939,445	$278,598,508	$42,865,409

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2018 (Unaudited)

	Pacific Funds Short Duration Income	Pacific Funds Core Income	Pacific Funds Strategic Income	Pacific Funds Floating Rate Income	Pacific Funds High Income
ASSETS
Investments, at value (excluding derivatives)	$466,607,919	$625,871,662	$602,789,400	$1,939,829,106	$66,358,329
Cash	32,275	111,408	113,940	4,488,071	2,071
Foreign currency held, at value	—	—	5,157	—	644
Receivables:
Dividends and interest	2,413,392	4,595,865	5,412,606	7,006,272	1,095,286
Fund shares sold	3,869,800	2,348,438	2,112,790	14,622,904	115
Securities sold	3,227,326	11,204,440	6,430,551	107,483,761	228,281
Due from adviser	100,346	152,772	131,843	364,815	13,298
Unfunded loan commitment appreciation	—	—	—	2,827	—
Prepaid expenses and other assets	52,244	15,031	59,098	38,940	26,314
Total Assets	476,303,302	644,299,616	617,055,385	2,073,836,696	67,724,338
LIABILITIES
Payables:
Fund shares redeemed	1,073,732	2,718,963	2,564,413	4,727,112	70,396
Securities purchased	10,731,865	18,547,057	36,445,751	199,769,303	972,843
Income distributions	74,924	336,390	462,510	1,291,296	1,449
Accrued advisory fees	149,713	257,803	284,751	968,367	32,951
Accrued administration fees	109,529	145,779	141,787	390,692	9,689
Accrued support service expenses	13,438	19,962	16,923	60,229	2,677
Accrued custodian fees and expenses	10,111	17,389	12,854	57,299	1,301
Accrued legal, audit and tax service fees	27,333	44,510	35,206	96,929	4,360
Accrued distribution fees	5,210	10,777	7,129	25,231	507
Accrued service fees	5,097	7,596	5,185	17,127	391
Accrued other	38,906	63,900	54,676	199,364	15,214
Unfunded loan commitment depreciation	—	—	—	22,702	—
Total Liabilities	12,239,858	22,170,126	40,031,185	207,625,651	1,111,778
NET ASSETS	$464,063,444	$622,129,490	$577,024,200	$1,866,211,045	$66,612,560
NET ASSETS CONSIST OF:
Paid-in capital	$468,668,718	$649,374,566	$588,288,629	$1,898,073,142	$75,690,826
Undistributed/accumulated net investment income (loss)	111,245	192,379	215,642	219,521	30,633
Undistributed/accumulated net realized gain (loss)	(2,196,610)	(17,964,813)	(6,324,163)	(37,659,600)	(8,573,448)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(2,519,909)	(9,472,642)	(5,155,908)	5,577,982	(535,451)
NET ASSETS	$464,063,444	$622,129,490	$577,024,200	$1,866,211,045	$66,612,560
Class A Shares:
Net Assets	$82,049,939	$96,733,573	$67,844,411	$212,136,107	$5,392,694
Shares of beneficial interest outstanding	8,020,868	9,358,709	6,357,784	20,934,366	527,672
Net Asset Value per share*	$10.23	$10.34	$10.67	$10.13	$10.22
Sales Charge (1)	0.32	0.46	0.47	0.31	0.45
Maximum offering price per share	$10.55	$10.80	$11.14	$10.44	$10.67
Class C Shares:
Net Assets	$42,226,805	$87,156,625	$57,634,246	$205,500,785	$4,110,441
Shares of beneficial interest outstanding	4,136,133	8,430,115	5,412,886	20,319,426	402,822
Net Asset Value per share*	$10.21	$10.34	$10.65	$10.11	$10.20
Class I Shares:
Net Assets	$26,962,635	$13,974,812	$4,832,744	$453,830,683	$235,366
Shares of beneficial interest outstanding	2,639,400	1,350,823	455,543	44,721,186	23,239
Net Asset Value per share	$10.22	$10.35	$10.61	$10.15	$10.13
Class P Shares:
Net Assets		$59,295,537		$60,005,918	$54,463,830
Shares of beneficial interest outstanding		5,715,107		5,914,219	5,378,645
Net Asset Value per share		$10.38		$10.15	$10.13
Advisor Class:
Net Assets	$312,824,065	$364,968,943	$446,712,799	$934,737,552	$2,410,229
Shares of beneficial interest outstanding	30,574,996	35,231,745	41,856,839	91,922,055	235,656
Net Asset Value per share	$10.23	$10.36	$10.67	$10.17	$10.23

Investments, at cost (excluding derivatives)	$469,127,828	$635,344,304	$607,943,825	$1,934,231,249	$66,893,636
Foreign currency held, at cost	—	—	6,640	—	788

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)

The Class A shares of Pacific Funds Short Duration Income and Pacific Funds Floating Rate Income are subject to a maximum 3.00% front-end sales charge. The Class A shares of Pacific Funds Core Income, Pacific Funds Strategic Income, and Pacific Funds High Income are subject to a maximum 4.25% front-end sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2018 (Unaudited)

	Pacific Funds Large-Cap	Pacific Funds Large-Cap Value	Pacific Funds Small/Mid-Cap	Pacific Funds Small-Cap	Pacific Funds Small-Cap Value	Pacific Funds Small-Cap Growth
ASSETS
Investments, at value (excluding derivatives)	$21,183,429	$30,546,545	$284,879,214	$26,372,341	$30,142,474	$70,165,248
Cash	—	—	155	53	—	—
Receivables:
Dividends and interest	14,403	28,848	242,898	33,386	69,562	17,548
Fund shares sold	30,825	2,474	775,355	11,141	130,000	60,000
Securities sold	424,393	133,725	246,375	31,718	24,922	326,825
Due from adviser	8,047	9,251	42,484	8,794	8,446	9,115
Prepaid expenses and other assets	—	188	629	82	354	368
Total Assets	21,661,097	30,721,031	286,187,110	26,457,515	30,375,758	70,579,104
LIABILITIES
Payables:
Fund shares redeemed	41,539	15,407	243,712	17,361	28,457	37,969
Securities purchased	381,508	—	—	35,048	37,265	352,137
Accrued advisory fees	9,617	16,432	198,806	18,531	21,422	47,919
Accrued administration fees	5,110	7,342	68,827	6,485	6,283	10,865
Accrued support service expenses	942	1,836	13,337	1,239	2,072	2,989
Accrued custodian fees and expenses	1,046	1,327	3,969	1,068	1,372	1,477
Accrued legal, audit and tax service fees	1,102	1,814	15,356	1,445	1,815	3,339
Accrued distribution fees	532	517	2,300	127	196	99
Accrued service fees	479	335	1,889	283	130	154
Accrued other	8,763	9,012	23,554	6,492	8,905	10,321
Total Liabilities	450,638	54,022	571,750	88,079	107,917	467,269
NET ASSETS	$21,210,459	$30,667,009	$285,615,360	$26,369,436	$30,267,841	$70,111,835
NET ASSETS CONSIST OF:
Paid-in capital	$17,029,100	$23,525,414	$234,260,093	$21,856,379	$22,067,114	$54,791,219
Undistributed/accumulated net investment income (loss)	95,135	241,208	64,452	5,513	88,174	(137,321)
Undistributed/accumulated net realized gain (loss)	635,141	1,456,062	6,722,477	933,015	3,646,688	4,582,234
Net unrealized appreciation (depreciation) on investments	3,451,083	5,444,325	44,568,338	3,574,529	4,465,865	10,875,703
NET ASSETS	$21,210,459	$30,667,009	$285,615,360	$26,369,436	$30,267,841	$70,111,835
Class A Shares:
Net Assets	$7,378,442	$3,937,306	$27,142,985	$5,849,222	$1,576,832	$3,011,988
Shares of beneficial interest outstanding	544,062	329,711	1,871,824	420,176	133,040	215,275
Net Asset Value per share*	$13.56	$11.94	$14.50	$13.92	$11.85	$13.99
Sales Charge — Maximum is 4.25% of offering price	0.60	0.53	0.64	0.62	0.53	0.62
Maximum offering price per share	$14.16	$12.47	$15.14	$14.54	$12.38	$14.61
Class C Shares:
Net Assets	$4,312,753	$4,178,166	$18,679,832	$1,033,237	$1,572,436	$805,251
Shares of beneficial interest outstanding	320,686	353,989	1,314,830	75,053	134,609	58,762
Net Asset Value per share*	$13.45	$11.80	$14.21	$13.77	$11.68	$13.70
Class P Shares:
Net Assets						$38,339,145
Shares of beneficial interest outstanding						2,719,095
Net Asset Value per share						$14.10
Advisor Class:
Net Assets	$8,860,776	$20,590,066	$228,936,901	$19,044,625	$16,920,651	$15,736,304
Shares of beneficial interest outstanding	647,868	1,717,269	15,707,600	1,347,527	1,417,335	1,115,442
Net Asset Value per share	$13.68	$11.99	$14.57	$14.13	$11.94	$14.11
Class S:
Net Assets	$658,488	$1,961,471	$10,855,642	$442,352	$10,197,922	$12,219,147
Shares of beneficial interest outstanding	48,997	164,005	744,354	34,007	856,185	863,567
Net Asset Value per share	$13.44	$11.96	$14.58	$13.01	$11.91	$14.15

Investments, at cost (excluding derivatives)	$17,732,346	$25,102,220	$240,310,876	$22,797,812	$25,676,609	$59,289,545

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2018 (Unaudited)

	Pacific Funds Portfolio Optimization					Pacific Funds Diversified Alternatives
	Conservative	Moderate- Conservative	Moderate	Growth	Aggressive- Growth
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$771,808	$938,770	$1,785,750	$691,458	$82,263	$95,966
Total Investment Income	771,808	938,770	1,785,750	691,458	82,263	95,966

EXPENSES
Advisory fees	293,219	436,026	1,307,432	989,550	337,121	42,550
Administration fees	219,914	327,020	980,574	742,162	252,841	31,913
Support services expenses	25,235	37,633	111,889	84,532	28,578	3,381
Shareholder report expenses	13,192	19,673	58,492	44,191	14,940	1,768
Distribution fees (1)
Class B	84,607	135,899	427,703	318,225	97,630
Class C	492,716	627,754	1,712,022	1,177,851	367,647	11,889
Class R	6,225	6,361	30,327	17,806	8,897
Service fees (1)
Class A	159,023	276,935	860,496	695,263	243,659	6,865
Class B	28,202	45,300	142,568	106,075	32,543
Class C	164,239	209,251	570,674	392,617	122,549	3,963
Class R	6,225	6,361	30,327	17,806	8,897
Transfer agency out-of-pocket expenses	10,582	15,780	46,915	35,443	11,982	1,418
Registration fees	38,023	37,228	47,004	45,548	38,089	22,619
Legal, audit and tax service fees	20,325	30,319	90,285	68,283	23,114	2,733
Trustees’ fees and expenses	6,780	10,110	30,050	22,699	7,672	870
Recoupment of adviser reimbursement (2)	—	—	—	—	—	18,987
Other	6,111	8,433	22,248	17,044	6,541	1,412
Total Expenses	1,574,618	2,230,083	6,469,006	4,775,095	1,602,700	150,368
Adviser Expense Reimbursement (2)	(120,247)	(159,176)	(406,882)	(317,739)	(130,916)	—
Net Expenses	1,454,371	2,070,907	6,062,124	4,457,356	1,471,784	150,368
NET INVESTMENT INCOME (LOSS)	(682,563)	(1,132,137)	(4,276,374)	(3,765,898)	(1,389,521)	(54,402)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions in affiliated mutual funds	9,047,964	26,735,336	76,982,338	77,048,862	30,111,531	(507,884)
Net Realized Gain (Loss)	9,047,964	26,735,336	76,982,338	77,048,862	30,111,531	(507,884)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities in affiliated mutual fund investments	(8,012,045)	(20,905,516)	(34,361,157)	(30,686,189)	(10,695,799)	(1,146,077)
Change in Net Unrealized Appreciation (Depreciation)	(8,012,045)	(20,905,516)	(34,361,157)	(30,686,189)	(10,695,799)	(1,146,077)
NET GAIN (LOSS)	1,035,919	5,829,820	42,621,181	46,362,673	19,415,732	(1,653,961)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$353,356	$4,697,683	$38,344,807	$42,596,775	$18,026,211	($1,708,363)

(1)	The Advisor Class shares are not subject to distribution and service fees (see Notes 1 and 6 in Notes to Financial Statements).
(2)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2018 (Unaudited)

	Pacific Funds Short Duration Income	Pacific Funds Core Income	Pacific Funds Strategic Income	Pacific Funds Floating Rate Income	Pacific Funds High Income
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$56,899	$118,072	$390,129	$1,084,888	$38,584
Interest, net of foreign taxes withheld	6,910,277	12,754,870	13,863,864	46,865,643	2,295,771
Total Investment Income	6,967,176	12,872,942	14,253,993	47,950,531	2,334,355

EXPENSES
Advisory fees	869,732	1,630,774	1,679,182	5,581,296	220,367
Administration fees	644,877	926,080	836,292	2,220,591	64,342
Support services expenses	35,251	56,894	45,539	132,188	6,441
Custodian fees and expenses	7,093	14,686	8,990	37,366	957
Shareholder report expenses	18,428	29,742	23,807	69,104	3,367
Distribution fees (1)
Class C	162,858	353,265	218,144	742,458	16,499
Service fees (1)
Class A	111,425	143,894	89,752	272,780	6,854
Class C	54,286	117,755	72,714	247,486	5,500
Transfer agency out-of-pocket expenses	14,779	23,858	19,092	55,395	2,702
Registration fees	44,223	47,556	44,402	66,168	27,676
Legal, audit and tax service fees	28,572	45,616	36,931	114,684	5,120
Trustees’ fees and expenses	9,076	14,645	11,726	34,059	1,657
Interest expense	—	—	—	158,855	—
Other	15,159	23,751	22,703	38,494	8,768
Total Expenses	2,015,759	3,428,516	3,109,274	9,770,924	370,250
Advisory Fee Waiver (2)	—	—	—	(89,323)	—
Adviser Expense Reimbursement (3)	(600,025)	(967,421)	(785,261)	(2,072,164)	(85,402)
Net Expenses	1,415,734	2,461,095	2,324,013	7,609,437	284,848
NET INVESTMENT INCOME (LOSS)	5,551,442	10,411,847	11,929,980	40,341,094	2,049,507

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	(476,688)	(2,849,131)	1,870,975	545,325	168,096
Net Realized Gain (Loss)	(476,688)	(2,849,131)	1,870,975	545,325	168,096

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	192,376	(4,597,494)	(3,605,087)	2,151,986	(159,280)
Foreign currencies	—	—	(13)	—	(2)
Unfunded loan commitments	—	—	9,744	(83,187)	—
Change in Net Unrealized Appreciation (Depreciation)	192,376	(4,597,494)	(3,595,356)	2,068,799	(159,282)
NET GAIN (LOSS)	(284,312)	(7,446,625)	(1,724,381)	2,614,124	8,814
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,267,130	$2,965,222	$10,205,599	$42,955,218	$2,058,321

Foreign taxes withheld on dividends and interest	$1,509	$1,466	$2,389	$—	$50

(1)	The Class I, Class P, and the Advisor Class shares are not subject to distribution and service fees (see Notes 1 and 6 in Notes to Financial Statements)
(2)	See Note 6 in Notes to Financial Statements.
(3)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2018 (Unaudited)

	Pacific Funds Large-Cap	Pacific Funds Large-Cap Value	Pacific Funds Small/Mid-Cap	Pacific Funds Small-Cap	Pacific Funds Small-Cap Value	Pacific Funds Small-Cap Growth
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$176,275	$344,405	$1,578,742	$151,972	$249,545	$211,709
Total Investment Income	176,275	344,405	1,578,742	151,972	249,545	211,709

EXPENSES
Advisory fees	61,998	97,703	1,128,401	108,598	126,106	249,370
Administration fees	28,098	43,614	390,376	37,986	36,830	57,678
Support services expenses	1,526	2,517	21,086	1,990	2,516	4,786
Custodian fees and expenses	755	968	2,905	774	1,007	1,083
Shareholder report expenses	799	1,315	11,022	1,041	1,315	2,502
Distribution fees (1)
Class C	14,685	15,850	63,708	3,598	5,848	2,953
Investor Class (2)	274	89	4,864	2,789	156	1,318
Service fees (1)
Class A	7,395	4,618	32,230	4,278	1,708	1,829
Class C	4,895	5,284	21,236	1,200	1,949	984
Transfer agency out-of-pocket expenses	641	1,056	8,838	834	1,055	2,007
Registration fees	30,609	29,623	40,494	29,618	29,122	29,162
Legal, audit and tax service fees	1,244	2,035	17,314	1,639	2,034	3,888
Trustees’ fees and expenses	393	649	5,431	512	648	1,232
Other	3,023	3,354	9,815	3,586	3,657	4,186
Total Expenses	156,335	208,675	1,757,720	198,443	213,951	362,978
Advisory Fee Waiver (3)	(9,439)	—	—	—	—	—
Adviser Expense Reimbursement (4)	(48,285)	(56,055)	(243,430)	(51,984)	(51,041)	(56,814)
Net Expenses	98,611	152,620	1,514,290	146,459	162,910	306,164
NET INVESTMENT INCOME (LOSS)	77,664	191,785	64,452	5,513	86,635	(94,455)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	459,948	512,400	6,309,878	898,424	1,952,360	3,622,263
Net Realized Gain (Loss)	459,948	512,400	6,309,878	898,424	1,952,360	3,622,263

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	1,336,264	854,164	17,682,602	1,107,673	(340,280)	3,986,521
Change in Net Unrealized Appreciation (Depreciation)	1,336,264	854,164	17,682,602	1,107,673	(340,280)	3,986,521
NET GAIN (LOSS)	1,796,212	1,366,564	23,992,480	2,006,097	1,612,080	7,608,784
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,873,876	$1,558,349	$24,056,932	$2,011,610	$1,698,715	$7,514,329

(1)	The Class P, Advisor, and Class S shares are not subject to distribution and service fees (see Notes 1 and 6 in Notes to Financial Statements)
(2)	Investor Class shares were converted to Class A shares on July 31, 2018 (see Note 1 in Notes to Financial Statements).
(3)	See Note 6 in Notes to Financial Statements.
(4)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Funds Portfolio Optimization Conservative		Pacific Funds Portfolio Optimization Moderate-Conservative		Pacific Funds Portfolio Optimization Moderate
	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018
OPERATIONS
Net investment income (loss)	($682,563)	$5,719,354	($1,132,137)	$7,534,144	($4,276,374)	$14,645,844
Net realized gain (loss)	9,047,964	17,159,884	26,735,336	39,487,398	76,982,338	142,206,222
Change in net unrealized appreciation (depreciation)	(8,012,045)	(9,276,548)	(20,905,516)	(18,755,868)	(34,361,157)	(49,367,075)
Net Increase (Decrease) in Net Assets Resulting from Operations	353,356	13,602,690	4,697,683	28,265,674	38,344,807	107,484,991

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(2,912,601)	—	(4,861,302)	—	(11,726,102)
Class B	—	(421,675)	—	(633,795)	—	(1,396,913)
Class C	—	(2,263,679)	—	(2,848,132)	—	(5,375,396)
Class R	—	(118,481)	—	(100,872)	—	(382,575)
Advisor Class	—	(147,955)	—	(115,522)	—	(428,003)
Net realized gains
Class A	—	—	—	(2,532,640)	—	(15,115,123)
Class B	—	—	—	(462,792)	—	(2,761,348)
Class C	—	—	—	(2,043,625)	—	(10,579,522)
Class R	—	—	—	(56,995)	—	(548,419)
Advisor Class	—	—	—	(55,238)	—	(489,198)
Net Decrease from Dividends and Distributions to Shareholders	—	(5,864,391)	—	(13,710,913)	—	(48,802,599)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	6,815,959	21,118,348	9,629,070	28,225,155	28,785,961	65,600,073
Class B	220,647	1,060,894	38,628	838,578	362,127	2,400,014
Class C	5,235,134	14,413,486	4,399,286	11,011,781	12,837,940	30,037,376
Class R	337,703	1,904,395	335,696	658,179	1,984,504	6,480,702
Advisor Class	2,399,735	7,308,745	2,555,014	2,838,923	10,973,662	13,885,108
Dividends and distribution reinvestments
Class A	—	2,851,921	—	7,238,144	—	26,555,935
Class B	—	403,817	—	1,058,797	—	4,060,560
Class C	—	2,169,873	—	4,734,975	—	15,594,027
Class R	—	118,481	—	157,867	—	930,994
Advisor Class	—	130,245	—	148,989	—	806,051
Cost of shares repurchased
Class A	(15,712,323)	(33,043,648)	(26,364,495)	(51,882,098)	(65,131,652)	(152,420,279)
Class B	(4,144,002)	(7,281,860)	(5,472,358)	(9,415,432)	(14,438,690)	(26,922,276)
Class C	(18,211,464)	(36,458,058)	(21,975,712)	(46,863,745)	(46,891,165)	(116,379,682)
Class R	(551,819)	(5,572,314)	(455,402)	(1,760,589)	(3,404,320)	(8,442,266)
Advisor Class	(2,945,631)	(4,859,568)	(1,133,573)	(2,855,308)	(5,587,441)	(10,245,364)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(26,556,061)	(35,735,243)	(38,443,846)	(55,865,784)	(80,509,074)	(148,059,027)
NET INCREASE (DECREASE) IN NET ASSETS	(26,202,705)	(27,996,944)	(33,746,163)	(41,311,023)	(42,164,267)	(89,376,635)

NET ASSETS
Beginning of Year or Period	305,808,228	333,805,172	451,530,806	492,841,829	1,323,724,989	1,413,101,624
End of Year or Period	$279,605,523	$305,808,228	$417,784,643	$451,530,806	$1,281,560,722	$1,323,724,989
Undistributed/Accumulated Net Investment Income (Loss)	($478,549)	$204,014	($1,497,346)	($365,209)	($4,538,934)	($262,560)

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Portfolio Optimization Growth		Pacific Funds Portfolio Optimization Aggressive-Growth		Pacific Funds Diversified Alternatives
	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018
OPERATIONS
Net investment income (loss)	($3,765,898)	$8,452,838	($1,389,521)	$1,490,511	($54,402)	$566,858
Net realized gain (loss)	77,048,862	111,873,756	30,111,531	34,901,107	(507,884)	145,674
Change in net unrealized appreciation (depreciation)	(30,686,189)	(23,161,117)	(10,695,799)	1,005,591	(1,146,077)	258,496
Net Increase (Decrease) in Net Assets Resulting from Operations	42,596,775	97,165,477	18,026,211	37,397,209	(1,708,363)	971,028

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(8,314,557)	—	(2,191,024)	—	(98,284)
Class B	—	(854,443)	—	(170,680)
Class C	—	(3,023,542)	—	(605,589)	—	(55,299)
Class R	—	(211,322)	—	(77,380)
Advisor Class	—	(269,165)	—	(122,224)	—	(489,276)
Net realized gains
Class A	—	(14,105,079)	—	(5,356,432)	—	—
Class B	—	(2,390,612)	—	(830,146)
Class C	—	(8,452,254)	—	(2,902,552)	—	—
Class R	—	(415,832)	—	(230,283)
Advisor Class	—	(405,922)	—	(256,767)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(38,442,728)	—	(12,743,077)	—	(642,859)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	23,152,442	51,974,122	9,258,218	17,680,573	1,301,729	2,577,620
Class B	323,151	2,326,243	217,900	1,055,232
Class C	9,491,781	22,707,932	4,130,810	13,056,528	398,539	2,068,688
Class R	889,916	2,363,340	486,810	1,544,987
Advisor Class	12,074,431	6,843,745	4,518,877	4,131,416	12,000,736	25,813,307
Dividends and distribution reinvestments
Class A	—	22,209,123	—	7,488,586	—	92,137
Class B	—	3,159,808	—	986,595
Class C	—	11,246,878	—	3,424,678	—	55,259
Class R	—	627,154	—	307,663
Advisor Class	—	610,159	—	362,989	—	487,508
Cost of shares repurchased
Class A	(54,807,160)	(111,400,463)	(12,995,477)	(29,068,542)	(604,263)	(478,948)
Class B	(11,604,201)	(20,370,468)	(3,451,639)	(7,037,527)
Class C	(32,034,116)	(83,362,341)	(10,045,166)	(25,517,655)	(98,756)	(540,742)
Class R	(3,297,535)	(3,743,904)	(1,482,761)	(2,178,564)
Advisor Class	(3,881,996)	(5,247,841)	(1,581,795)	(2,145,476)	(10,181,998)	(2,514,438)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(59,693,287)	(100,056,513)	(10,944,223)	(15,908,517)	2,815,987	27,560,391
NET INCREASE (DECREASE) IN NET ASSETS	(17,096,512)	(41,333,764)	7,081,988	8,745,615	1,107,624	27,888,560

NET ASSETS
Beginning of Year or Period	993,387,001	1,034,720,765	332,577,645	323,832,030	40,857,187	12,968,627
End of Year or Period	$976,290,489	$993,387,001	$339,659,633	$332,577,645	$41,964,811	$40,857,187
Undistributed/Accumulated Net Investment Income (Loss)	($5,000,566)	($1,234,668)	($1,747,118)	($357,597)	($67,928)	($13,526)

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Short Duration Income		Pacific Funds Core Income		Pacific Funds Strategic Income
	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018
OPERATIONS
Net investment income (loss)	$5,551,442	$7,415,954	$10,411,847	$20,722,649	$11,929,980	$16,428,184
Net realized gain (loss)	(476,688)	808,998	(2,849,131)	3,341,867	1,870,975	4,492,052
Change in net unrealized appreciation (depreciation)	192,376	(4,727,335)	(4,597,494)	(8,743,244)	(3,595,356)	(5,940,593)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,267,130	3,497,617	2,965,222	15,321,272	10,205,599	14,979,643

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(1,082,063)	(1,670,968)	(1,793,127)	(3,861,326)	(1,495,101)	(2,533,746)
Class C	(372,529)	(522,455)	(1,129,753)	(2,037,140)	(1,017,048)	(1,592,221)
Class I	(158,143)	(89,609)	(130,312)	(139,896)	(99,882)	(136,861)
Class P			(1,079,313)	(3,205,207)
Advisor Class	(3,994,236)	(5,007,525)	(6,437,456)	(11,251,230)	(9,469,570)	(11,977,951)
Net realized gains
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Class P			—	—
Advisor Class	—	—	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	(5,606,971)	(7,290,557)	(10,569,961)	(20,494,799)	(12,081,601)	(16,240,779)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	13,767,351	58,408,543	5,821,747	30,371,212	11,332,273	31,105,423
Class C	5,487,906	15,019,325	2,825,951	11,003,930	6,860,114	19,269,415
Class I	24,032,884	2,696,087	10,450,595	1,487,585	1,409,280	2,419,650
Class P			886,884	1,057,954
Advisor Class	125,385,891	249,409,205	81,748,390	266,427,285	120,423,534	301,909,775
Dividends and distribution reinvestments
Class A	914,033	1,505,440	1,577,259	3,401,268	1,240,068	2,058,751
Class C	346,890	491,064	1,004,117	1,813,120	853,227	1,371,761
Class I	157,305	89,514	129,597	139,095	98,842	134,988
Class P			1,079,313	3,205,207
Advisor Class	3,720,405	4,566,532	4,435,350	7,861,439	7,083,052	9,467,320
Cost of shares repurchased
Class A	(26,762,830)	(31,774,445)	(41,244,025)	(61,588,358)	(16,422,323)	(28,122,369)
Class C	(7,912,175)	(13,904,093)	(16,734,666)	(31,816,511)	(7,265,074)	(13,321,375)
Class I	(1,529,609)	(1,825,490)	(873,782)	(1,833,325)	(544,353)	(1,106,790)
Class P			(8,695,921)	(59,290,467)
Advisor Class	(88,336,445)	(141,710,576)	(105,658,943)	(219,522,626)	(84,587,234)	(122,216,357)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	49,271,606	142,971,106	(63,248,134)	(47,283,192)	40,481,406	202,970,192
NET INCREASE (DECREASE) IN NET ASSETS	48,931,765	139,178,166	(70,852,873)	(52,456,719)	38,605,404	201,709,056

NET ASSETS
Beginning of Year or Period	415,131,679	275,953,513	692,982,363	745,439,082	538,418,796	336,709,750
End of Year or Period	$464,063,444	$415,131,679	$622,129,490	$692,982,363	$577,024,200	$538,418,796
Undistributed/Accumulated Net Investment Income (Loss)	$111,245	$166,774	$192,379	$350,493	$215,642	$367,263

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Floating Rate Income		Pacific Funds High Income
	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018
OPERATIONS
Net investment income (loss)	$40,341,094	$52,185,397	$2,049,507	$1,365,516
Net realized gain (loss)	545,325	848,283	168,096	525,467
Change in net unrealized appreciation (depreciation)	2,068,799	(4,167,986)	(159,282)	(968,872)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,955,218	48,865,694	2,058,321	922,111

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(5,055,906)	(8,455,737)	(154,004)	(287,489)
Class C	(3,900,615)	(6,345,408)	(107,640)	(212,556)
Class I	(10,244,249)	(10,496,193)	(6,560)	(124,627)
Class P	(1,532,488)	(3,251,568)	(1,773,549)	(651,705)
Advisor Class	(20,262,295)	(23,304,092)	(71,248)	(123,295)
Net realized gains
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class P	—	—	—	—
Advisor Class	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	(40,995,553)	(51,852,998)	(2,113,001)	(1,399,672)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	61,874,387	83,291,116	653,481	3,546,975
Class C	33,237,763	46,285,914	593,727	762,952
Class I	236,360,359	131,227,624	36,755	458,335
Class P	1,155,355	6,914,472	134,713	60,058,075
Advisor Class	368,812,872	456,907,837	835,683	1,531,699
Dividends and distribution reinvestments
Class A	4,475,466	7,678,324	150,036	283,527
Class C	3,464,305	5,716,395	104,595	210,060
Class I	5,961,468	6,157,540	6,525	124,561
Class P	1,532,488	3,251,568	1,773,549	651,705
Advisor Class	17,477,244	20,332,301	69,841	119,839
Cost of shares repurchased
Class A	(63,415,568)	(88,619,207)	(867,789)	(3,956,374)
Class C	(22,629,212)	(40,876,685)	(998,649)	(1,330,054)
Class I	(83,418,473)	(92,405,337)	(18,645)	(5,617,055)
Class P	(7,294,224)	(24,098,458)	(16,250,281)	(1,993,459)
Advisor Class	(168,225,634)	(210,975,450)	(995,135)	(1,423,922)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	389,368,596	310,787,954	(14,771,594)	53,426,864
NET INCREASE (DECREASE) IN NET ASSETS	391,328,261	307,800,650	(14,826,274)	52,949,303

NET ASSETS
Beginning of Year or Period	1,474,882,784	1,167,082,134	81,438,834	28,489,531
End of Year or Period	$1,866,211,045	$1,474,882,784	$66,612,560	$81,438,834
Undistributed/Accumulated Net Investment Income (Loss)	$219,521	$873,980	$30,633	$94,127

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Large-Cap		Pacific Funds Large-Cap Value		Pacific Funds Small/Mid-Cap
	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018
OPERATIONS
Net investment income (loss)	$77,664	$86,807	$191,785	$318,398	$64,452	($236,628)
Net realized gain (loss)	459,948	422,128	512,400	1,291,881	6,309,878	657,794
Change in net unrealized appreciation (depreciation)	1,336,264	1,000,877	854,164	1,131,106	17,682,602	16,333,908
Net Increase (Decrease) in Net Assets Resulting from Operations	1,873,876	1,509,812	1,558,349	2,741,385	24,056,932	16,755,074

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(35,500)	—	(35,012)	—	—
Class C	—	(2,093)	—	(25,207)	—	—
Advisor Class	—	(40,042)	—	(285,750)	—	—
Investor Class	—	(3,345)	—	(1,526)	—	—
Class S	—	(9,360)	—	(25,707)	—	—
Net realized gains
Class A	—	(30,938)	—	(69,181)	—	(20,277)
Class C	—	(23,450)	—	(94,471)	—	(14,961)
Advisor Class	—	(38,500)	—	(496,519)	—	(150,439)
Investor Class	—	(4,283)	—	(2,272)	—	(8,905)
Class S	—	(3,547)	—	(37,097)	—	(10,307)
Net Decrease from Dividends and Distributions to Shareholders	—	(191,058)	—	(1,072,742)	—	(204,889)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	2,328,758	2,836,240	657,728	1,653,951	9,052,255	15,490,343
Class C	768,718	1,039,440	535,509	1,510,001	3,288,553	8,607,340
Advisor Class	917,599	9,049,665	140,263	1,451,424	56,473,527	118,174,037
Investor Class	21	377,037	—	23,121	637,611	4,781,673
Class S	—	356,031	15,000	494,965	—	491,152
Dividends and distribution reinvestments
Class A	—	65,908	—	101,722	—	19,606
Class C	—	22,688	—	105,137	—	14,371
Advisor Class	—	76,302	—	777,555	—	147,311
Investor Class	—	7,628	—	3,798	—	8,905
Class S	—	12,907	—	62,804	—	10,307
Cost of shares repurchased
Class A	(814,274)	(2,988,482)	(319,024)	(1,189,450)	(10,755,272)	(14,661,733)
Class C	(371,199)	(640,775)	(887,125)	(552,537)	(1,524,531)	(1,682,738)
Advisor Class	(954,043)	(3,725,130)	(234,749)	(8,592,650)	(23,342,442)	(23,352,704)
Investor Class	(138,888)	(270,990)	(3,085)	(21,651)	(2,180,734)	(5,902,271)
Class S	(102,966)	(897,495)	(120,583)	(40,946)	(91,333)	(37,472)
Share class conversions
Class A (2)	336,632	—	106,330	—	5,349,094	—
Investor Class (2)	(336,632)	—	(106,330)	—	(5,349,094)	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,633,726	5,320,974	(216,066)	(4,212,756)	31,557,634	102,108,127
NET INCREASE (DECREASE) IN NET ASSETS	3,507,602	6,639,728	1,342,283	(2,544,113)	55,614,566	118,658,312

NET ASSETS
Beginning of Year or Period	17,702,857	11,063,129	29,324,726	31,868,839	230,000,794	111,342,482
End of Year or Period	$21,210,459	$17,702,857	$30,667,009	$29,324,726	$285,615,360	$230,000,794
Undistributed/Accumulated Net Investment Income (Loss)	$95,135	$17,471	$241,208	$49,423	$64,452	$—

(1)	Unaudited.
(2)	Investor Class shares were converted to Class A shares on July 31, 2018 (see Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Small-Cap		Pacific Funds Small-Cap Value		Pacific Funds Small-Cap Growth
	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018
OPERATIONS
Net investment income (loss)	$5,513	($1,502)	$86,635	$111,562	($94,455)	($149,089)
Net realized gain (loss)	898,424	271,077	1,952,360	2,665,440	3,622,263	2,754,520
Change in net unrealized appreciation (depreciation)	1,107,673	1,124,666	(340,280)	(874,669)	3,986,521	1,827,259
Net Increase (Decrease) in Net Assets Resulting from Operations	2,011,610	1,394,241	1,698,715	1,902,333	7,514,329	4,432,690

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(1,364)	—	(2,806)	—	—
Class C	—	—	—	—	—	—
Class P					—	—
Advisor Class	—	(8,019)	—	(89,039)	—	—
Investor Class	—	—	—	(354)	—	—
Class S	—	—	—	(60,605)	—	—
Net realized gains
Class A	—	(25,601)	—	(93,928)	—	(20,463)
Class C	—	(14,438)	—	(126,239)	—	(23,761)
Class P					—	(482,393)
Advisor Class	—	(204,616)	—	(1,716,659)	—	(505,887)
Investor Class	—	(47)	—	(6,608)	—	(50,324)
Class S	—	(5,916)	—	(823,893)	—	(430,196)
Net Decrease from Dividends and Distributions to Shareholders	—	(260,001)	—	(2,920,131)	—	(1,513,024)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	635,044	1,248,952	245,840	820,522	563,937	322,272
Class C	330,076	347,384	420,752	857,695	211,320	594,445
Class P					11,701,301	15,447,521
Advisor Class	4,681,445	7,913,651	1,150,183	2,581,805	366,012	2,024,783
Investor Class	362,923	3,164,853	39,672	119,544	202	190,193
Class S	—	304,126	—	455,387	—	738,140
Dividends and distribution reinvestments
Class A	—	22,792	—	95,628	—	20,463
Class C	—	14,438	—	126,228	—	23,761
Class P					—	482,393
Advisor Class	—	150,773	—	1,778,765	—	505,887
Investor Class	—	47	—	6,962	—	50,324
Class S	—	5,916	—	884,498	—	430,196
Cost of shares repurchased
Class A	(872,412)	(757,281)	(42,407)	(518,797)	(78,815)	(191,258)
Class C	(157,792)	(271,294)	(502,474)	(466,654)	(264,578)	(77,739)
Class P					(3,728,025)	(2,042,042)
Advisor Class	(1,877,670)	(2,556,841)	(672,665)	(8,873,257)	(155,309)	(3,478,137)
Investor Class	(168,462)	(613,752)	(8,109)	(165,781)	—	(22,005)
Class S	(53,790)	(15,132)	(60,300)	(1,012,550)	(147,710)	(1,050,902)
Share class conversions
Class A (2)	3,512,299	—	201,962	—	1,611,351	—
Investor Class (2)	(3,512,299)	—	(201,962)	—	(1,611,351)	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,879,362	8,958,632	570,492	(3,310,005)	8,468,335	13,968,295
NET INCREASE (DECREASE) IN NET ASSETS	4,890,972	10,092,872	2,269,207	(4,327,803)	15,982,664	16,887,961

NET ASSETS
Beginning of Year or Period	21,478,464	11,385,592	27,998,634	32,326,437	54,129,171	37,241,210
End of Year or Period	$26,369,436	$21,478,464	$30,267,841	$27,998,634	$70,111,835	$54,129,171
Undistributed/Accumulated Net Investment Income (Loss)	$5,513	$—	$88,174	$1,539	($137,321)	($42,866)

(1)	Unaudited.
(2)	Investor Class shares were converted to Class A shares on July 31, 2018 (see Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Conservative
Class A
4/1/2018 - 9/30/2018 (6)	$11.24	($0.00	)(7)	$0.04	$0.04	$—	$—	$—	$11.28	0.68%	0.60%	(0.07%)	0.36%	$122,535	10%
4/1/2017 - 3/31/2018	10.98	0.25		0.26	0.51	(0.25)	—	(0.25)	11.24	0.68%	0.60%	2.18%	4.60%	131,023	30%
4/1/2016 - 3/31/2017	10.63	0.19		0.52	0.71	(0.22)	(0.14)	(0.36)	10.98	0.68%	0.60%	1.70%	6.59%	136,881	57%
4/1/2015 - 3/31/2016	11.22	0.22		(0.43)	(0.21)	(0.28)	(0.10)	(0.38)	10.63	0.67%	0.60%	1.99%	(1.73%)	154,762	42%
4/1/2014 - 3/31/2015	11.29	0.16		0.26	0.42	(0.23)	(0.26)	(0.49)	11.22	0.68%	0.60%	1.44%	3.71%	169,945	17%
4/1/2013 - 3/31/2014	11.40	0.10		0.10	0.20	(0.15)	(0.16)	(0.31)	11.29	0.70%	0.60%	0.90%	1.78%	190,492	11%
Class B
4/1/2018 - 9/30/2018 (6)	$11.00	($0.05)		$0.05	$—	$—	$—	$—	$11.00	1.43%	1.35%	(0.82%)	0.00%	$20,656	10%
4/1/2017 - 3/31/2018	10.76	0.16		0.26	0.42	(0.18)	—	(0.18)	11.00	1.43%	1.35%	1.43%	3.78%	24,600	30%
4/1/2016 - 3/31/2017	10.45	0.10		0.50	0.60	(0.15)	(0.14)	(0.29)	10.76	1.43%	1.35%	0.95%	5.89%	29,734	57%
4/1/2015 - 3/31/2016	11.05	0.13		(0.41)	(0.28)	(0.22)	(0.10)	(0.32)	10.45	1.42%	1.35%	1.24%	(2.51%)	33,675	42%
4/1/2014 - 3/31/2015	11.14	0.08		0.25	0.33	(0.16)	(0.26)	(0.42)	11.05	1.43%	1.35%	0.69%	3.00%	37,979	17%
4/1/2013 - 3/31/2014	11.27	0.02		0.10	0.12	(0.09)	(0.16)	(0.25)	11.14	1.45%	1.35%	0.15%	1.06%	39,160	11%
Class C
4/1/2018 - 9/30/2018 (6)	$11.00	($0.05)		$0.04	($0.01)	$—	$—	$—	$10.99	1.43%	1.35%	(0.82%)	(0.09%)	$123,988	10%
4/1/2017 - 3/31/2018	10.76	0.16		0.26	0.42	(0.18)	—	(0.18)	11.00	1.43%	1.35%	1.43%	3.89%	137,036	30%
4/1/2016 - 3/31/2017	10.44	0.10		0.51	0.61	(0.15)	(0.14)	(0.29)	10.76	1.43%	1.35%	0.95%	5.79%	153,433	57%
4/1/2015 - 3/31/2016	11.05	0.13		(0.42)	(0.29)	(0.22)	(0.10)	(0.32)	10.44	1.42%	1.35%	1.24%	(2.51%)	173,137	42%
4/1/2014 - 3/31/2015	11.13	0.08		0.26	0.34	(0.16)	(0.26)	(0.42)	11.05	1.43%	1.35%	0.69%	3.09%	191,946	17%
4/1/2013 - 3/31/2014	11.26	0.02		0.10	0.12	(0.09)	(0.16)	(0.25)	11.13	1.45%	1.35%	0.15%	1.04%	204,180	11%
Class R
4/1/2018 - 9/30/2018 (6)	$11.16	($0.02)		$0.04	$0.02	$—	$—	$—	$11.18	0.93%	0.85%	(0.32%)	0.18%	$4,809	10%
4/1/2017 - 3/31/2018	10.90	0.22		0.26	0.48	(0.22)	—	(0.22)	11.16	0.93%	0.85%	1.93%	4.37%	5,014	30%
4/1/2016 - 3/31/2017	10.57	0.16		0.51	0.67	(0.20)	(0.14)	(0.34)	10.90	0.93%	0.85%	1.45%	6.36%	8,354	57%
4/1/2015 - 3/31/2016	11.16	0.19		(0.42)	(0.23)	(0.26)	(0.10)	(0.36)	10.57	0.92%	0.85%	1.74%	(2.05%)	10,116	42%
4/1/2014 - 3/31/2015	11.24	0.14		0.25	0.39	(0.21)	(0.26)	(0.47)	11.16	0.93%	0.85%	1.19%	3.48%	11,820	17%
4/1/2013 - 3/31/2014	11.36	0.07		0.10	0.17	(0.13)	(0.16)	(0.29)	11.24	0.95%	0.85%	0.65%	1.52%	11,132	11%
Advisor Class
4/1/2018 - 9/30/2018 (6)	$11.26	$0.01		$0.05	$0.06	$—	$—	$—	$11.32	0.43%	0.35%	0.18%	0.53%	$7,617	10%
4/1/2017 - 3/31/2018	11.00	0.28		0.25	0.53	(0.27)	—	(0.27)	11.26	0.43%	0.35%	2.43%	4.79%	8,135	30%
4/1/2016 - 3/31/2017	10.65	0.21		0.52	0.73	(0.24)	(0.14)	(0.38)	11.00	0.43%	0.35%	1.95%	6.89%	5,404	57%
4/1/2015 - 3/31/2016	11.23	0.25		(0.43)	(0.18)	(0.30)	(0.10)	(0.40)	10.65	0.42%	0.35%	2.24%	(1.53%)	4,976	42%
4/1/2014 - 3/31/2015	11.29	0.19		0.26	0.45	(0.25)	(0.26)	(0.51)	11.23	0.43%	0.35%	1.69%	4.01%	7,872	17%
4/1/2013 - 3/31/2014	11.41	0.12		0.09	0.21	(0.17)	(0.16)	(0.33)	11.29	0.45%	0.40%	1.10%	1.87%	3,867	11%
Pacific Funds Portfolio Optimization Moderate-Conservative
Class A
4/1/2018 - 9/30/2018 (6)	$12.58	($0.01)		$0.17	$0.16	$—	$—	$—	$12.74	0.67%	0.60%	(0.17%)	1.27%	$213,472	16%
4/1/2017 - 3/31/2018	12.21	0.25		0.53	0.78	(0.27)	(0.14)	(0.41)	12.58	0.67%	0.60%	1.95%	6.36%	227,420	30%
4/1/2016 - 3/31/2017	11.73	0.20		0.79	0.99	(0.24)	(0.27)	(0.51)	12.21	0.67%	0.60%	1.68%	8.49%	236,725	53%
4/1/2015 - 3/31/2016	12.61	0.25		(0.50)	(0.25)	(0.29)	(0.34)	(0.63)	11.73	0.67%	0.60%	2.07%	(1.87%)	255,376	34%
4/1/2014 - 3/31/2015	12.48	0.18		0.40	0.58	(0.25)	(0.20)	(0.45)	12.61	0.67%	0.60%	1.40%	4.69%	276,898	17%
4/1/2013 - 3/31/2014	12.10	0.11		0.50	0.61	(0.18)	(0.05)	(0.23)	12.48	0.69%	0.60%	0.89%	5.08%	274,899	5%
Class B
4/1/2018 - 9/30/2018 (6)	$12.35	($0.06)		$0.17	$0.11	$—	$—	$—	$12.46	1.42%	1.35%	(0.92%)	0.89%	$33,877	16%
4/1/2017 - 3/31/2018	12.01	0.15		0.52	0.67	(0.19)	(0.14)	(0.33)	12.35	1.42%	1.35%	1.20%	5.58%	39,004	30%
4/1/2016 - 3/31/2017	11.56	0.11		0.78	0.89	(0.17)	(0.27)	(0.44)	12.01	1.42%	1.35%	0.93%	7.75%	45,184	53%
4/1/2015 - 3/31/2016	12.46	0.16		(0.49)	(0.33)	(0.23)	(0.34)	(0.57)	11.56	1.42%	1.35%	1.32%	(2.61%)	47,540	34%
4/1/2014 - 3/31/2015	12.36	0.08		0.40	0.48	(0.18)	(0.20)	(0.38)	12.46	1.42%	1.35%	0.65%	3.91%	51,223	17%
4/1/2013 - 3/31/2014	11.99	0.02		0.51	0.53	(0.11)	(0.05)	(0.16)	12.36	1.44%	1.35%	0.14%	4.47%	52,285	5%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Moderate-Conservative (Continued)
Class C
4/1/2018 - 9/30/2018 (6)	$12.34	($0.06)	$0.17	$0.11	$—	$—	$—	$12.45	1.42%	1.35%	(0.92%)	0.89%	$158,655	16%
4/1/2017 - 3/31/2018	12.00	0.15	0.52	0.67	(0.19)	(0.14)	(0.33)	12.34	1.42%	1.35%	1.20%	5.60%	174,766	30%
4/1/2016 - 3/31/2017	11.56	0.11	0.77	0.88	(0.17)	(0.27)	(0.44)	12.00	1.42%	1.35%	0.93%	7.74%	200,105	53%
4/1/2015 - 3/31/2016	12.45	0.16	(0.48)	(0.32)	(0.23)	(0.34)	(0.57)	11.56	1.42%	1.35%	1.32%	(2.61%)	221,192	34%
4/1/2014 - 3/31/2015	12.35	0.08	0.40	0.48	(0.18)	(0.20)	(0.38)	12.45	1.42%	1.35%	0.65%	3.93%	240,803	17%
4/1/2013 - 3/31/2014	11.99	0.02	0.51	0.53	(0.12)	(0.05)	(0.17)	12.35	1.44%	1.35%	0.14%	4.41%	228,445	5%
Class R
4/1/2018 - 9/30/2018 (6)	$12.50	($0.03)	$0.17	$0.14	$—	$—	$—	$12.64	0.92%	0.85%	(0.42%)	1.12%	$5,084	16%
4/1/2017 - 3/31/2018	12.14	0.21	0.53	0.74	(0.24)	(0.14)	(0.38)	12.50	0.92%	0.85%	1.70%	6.11%	5,146	30%
4/1/2016 - 3/31/2017	11.68	0.17	0.78	0.95	(0.22)	(0.27)	(0.49)	12.14	0.92%	0.85%	1.43%	8.26%	5,934	53%
4/1/2015 - 3/31/2016	12.56	0.22	(0.49)	(0.27)	(0.27)	(0.34)	(0.61)	11.68	0.92%	0.85%	1.82%	(2.15%)	5,761	34%
4/1/2014 - 3/31/2015	12.44	0.14	0.41	0.55	(0.23)	(0.20)	(0.43)	12.56	0.92%	0.85%	1.15%	4.43%	6,881	17%
4/1/2013 - 3/31/2014	12.06	0.08	0.51	0.59	(0.16)	(0.05)	(0.21)	12.44	0.94%	0.85%	0.64%	4.91%	7,000	5%
Advisor Class
4/1/2018 - 9/30/2018 (6)	$12.62	$0.01	$0.16	$0.17	$—	$—	$—	$12.79	0.42%	0.35%	0.08%	1.35%	$6,697	16%
4/1/2017 - 3/31/2018	12.24	0.28	0.53	0.81	(0.29)	(0.14)	(0.43)	12.62	0.42%	0.35%	2.20%	6.62%	5,196	30%
4/1/2016 - 3/31/2017	11.75	0.23	0.79	1.02	(0.26)	(0.27)	(0.53)	12.24	0.42%	0.35%	1.93%	8.78%	4,895	53%
4/1/2015 - 3/31/2016	12.62	0.28	(0.49)	(0.21)	(0.32)	(0.34)	(0.66)	11.75	0.42%	0.35%	2.32%	(1.60%)	4,891	34%
4/1/2014 - 3/31/2015	12.49	0.21	0.40	0.61	(0.28)	(0.20)	(0.48)	12.62	0.42%	0.35%	1.65%	4.89%	5,568	17%
4/1/2013 - 3/31/2014	12.10	0.13	0.51	0.64	(0.20)	(0.05)	(0.25)	12.49	0.44%	0.40%	1.09%	5.32%	2,892	5%
Pacific Funds Portfolio Optimization Moderate
Class A
4/1/2018 - 9/30/2018 (6)	$14.26	($0.02)	$0.47	$0.45	$—	$—	$—	$14.71	0.66%	0.60%	(0.33%)	3.16%	$675,699	17%
4/1/2017 - 3/31/2018	13.67	0.20	0.94	1.14	(0.24)	(0.31)	(0.55)	14.26	0.66%	0.60%	1.40%	8.36%	690,689	36%
4/1/2016 - 3/31/2017	12.99	0.22	1.17	1.39	(0.24)	(0.47)	(0.71)	13.67	0.66%	0.60%	1.60%	10.94%	720,438	48%
4/1/2015 - 3/31/2016	14.20	0.25	(0.60)	(0.35)	(0.28)	(0.58)	(0.86)	12.99	0.66%	0.60%	1.85%	(2.50%)	771,853	35%
4/1/2014 - 3/31/2015	13.98	0.18	0.55	0.73	(0.32)	(0.19)	(0.51)	14.20	0.66%	0.60%	1.28%	5.30%	844,759	19%
4/1/2013 - 3/31/2014	13.06	0.11	1.00	1.11	(0.19)	—	(0.19)	13.98	0.69%	0.60%	0.84%	8.51%	814,707	1%
Class B
4/1/2018 - 9/30/2018 (6)	$14.06	($0.08)	$0.47	$0.39	$—	$—	$—	$14.45	1.41%	1.35%	(1.08%)	2.70%	$108,870	17%
4/1/2017 - 3/31/2018	13.52	0.09	0.92	1.01	(0.16)	(0.31)	(0.47)	14.06	1.41%	1.35%	0.65%	7.53%	119,870	36%
4/1/2016 - 3/31/2017	12.87	0.11	1.17	1.28	(0.16)	(0.47)	(0.63)	13.52	1.41%	1.35%	0.85%	10.18%	134,766	48%
4/1/2015 - 3/31/2016	14.10	0.15	(0.60)	(0.45)	(0.20)	(0.58)	(0.78)	12.87	1.41%	1.35%	1.10%	(3.21%)	142,921	35%
4/1/2014 - 3/31/2015	13.89	0.07	0.55	0.62	(0.22)	(0.19)	(0.41)	14.10	1.41%	1.35%	0.53%	4.49%	159,975	19%
4/1/2013 - 3/31/2014	12.96	0.01	1.01	1.02	(0.09)	—	(0.09)	13.89	1.44%	1.35%	0.09%	7.90%	156,450	1%
Class C
4/1/2018 - 9/30/2018 (6)	$14.04	($0.08)	$0.47	$0.39	$—	$—	$—	$14.43	1.41%	1.35%	(1.08%)	2.78%	$444,284	17%
4/1/2017 - 3/31/2018	13.50	0.09	0.92	1.01	(0.16)	(0.31)	(0.47)	14.04	1.41%	1.35%	0.65%	7.47%	465,913	36%
4/1/2016 - 3/31/2017	12.85	0.11	1.17	1.28	(0.16)	(0.47)	(0.63)	13.50	1.41%	1.35%	0.85%	10.19%	515,691	48%
4/1/2015 - 3/31/2016	14.08	0.15	(0.60)	(0.45)	(0.20)	(0.58)	(0.78)	12.85	1.41%	1.35%	1.10%	(3.22%)	554,661	35%
4/1/2014 - 3/31/2015	13.87	0.07	0.55	0.62	(0.22)	(0.19)	(0.41)	14.08	1.41%	1.35%	0.53%	4.51%	601,814	19%
4/1/2013 - 3/31/2014	12.95	0.01	1.01	1.02	(0.10)	—	(0.10)	13.87	1.44%	1.35%	0.09%	7.89%	566,257	1%
Class R
4/1/2018 - 9/30/2018 (6)	$14.21	($0.04)	$0.47	$0.43	$—	$—	$—	$14.64	0.91%	0.85%	(0.58%)	3.03%	$23,471	17%
4/1/2017 - 3/31/2018	13.64	0.16	0.99	1.15	(0.27)	(0.31)	(0.58)	14.21	0.91%	0.85%	1.15%	8.05%	24,165	36%
4/1/2016 - 3/31/2017	12.97	0.18	1.17	1.35	(0.21)	(0.47)	(0.68)	13.64	0.91%	0.85%	1.35%	10.66%	24,224	48%
4/1/2015 - 3/31/2016	14.18	0.22	(0.60)	(0.38)	(0.25)	(0.58)	(0.83)	12.97	0.91%	0.85%	1.60%	(2.70%)	25,429	35%
4/1/2014 - 3/31/2015	13.96	0.15	0.54	0.69	(0.28)	(0.19)	(0.47)	14.18	0.91%	0.85%	1.03%	5.00%	28,097	19%
4/1/2013 - 3/31/2014	13.03	0.08	1.00	1.08	(0.15)	—	(0.15)	13.96	0.94%	0.85%	0.59%	8.33%	31,641	1%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Moderate (Continued)
Advisor Class
4/1/2018 - 9/30/2018 (6)	$14.29	($0.01)	$0.48	$0.47	$—	$—	$—	$14.76	0.41%	0.35%	(0.08%)	3.29%	$29,236	17%
4/1/2017 - 3/31/2018	13.69	0.24	0.89	1.13	(0.22)	(0.31)	(0.53)	14.29	0.41%	0.35%	1.65%	8.54%	23,088	36%
4/1/2016 - 3/31/2017	13.00	0.25	1.18	1.43	(0.27)	(0.47)	(0.74)	13.69	0.41%	0.35%	1.85%	11.30%	17,983	48%
4/1/2015 - 3/31/2016	14.20	0.29	(0.60)	(0.31)	(0.31)	(0.58)	(0.89)	13.00	0.41%	0.35%	2.10%	(2.24%)	19,835	35%
4/1/2014 - 3/31/2015	13.98	0.22	0.55	0.77	(0.36)	(0.19)	(0.55)	14.20	0.41%	0.35%	1.53%	5.54%	21,896	19%
4/1/2013 - 3/31/2014	13.06	0.14	1.00	1.14	(0.22)	—	(0.22)	13.98	0.44%	0.40%	1.04%	8.73%	19,945	1%
Pacific Funds Portfolio Optimization Growth
Class A
4/1/2018 - 9/30/2018 (6)	$15.46	($0.04)	$0.75	$0.71	$—	$—	$—	$16.17	0.66%	0.60%	(0.46%)	4.59%	$548,507	25%
4/1/2017 - 3/31/2018	14.61	0.18	1.30	1.48	(0.23)	(0.40)	(0.63)	15.46	0.66%	0.60%	1.14%	10.10%	555,328	39%
4/1/2016 - 3/31/2017	13.74	0.22	1.54	1.76	(0.23)	(0.66)	(0.89)	14.61	0.67%	0.60%	1.55%	13.08%	560,395	43%
4/1/2015 - 3/31/2016	15.34	0.19	(0.69)	(0.50)	(0.23)	(0.87)	(1.10)	13.74	0.66%	0.60%	1.29%	(3.35%)	570,267	34%
4/1/2014 - 3/31/2015	14.74	0.16	0.77	0.93	(0.33)	—	(0.33)	15.34	0.66%	0.60%	1.07%	6.36%	607,360	21%
4/1/2013 - 3/31/2014	13.33	0.09	1.51	1.60	(0.19)	—	(0.19)	14.74	0.69%	0.60%	0.66%	12.01%	555,319	1%
Class B
4/1/2018 - 9/30/2018 (6)	$15.23	($0.09)	$0.72	$0.63	$—	$—	$—	$15.86	1.41%	1.35%	(1.21%)	4.14%	$81,084	25%
4/1/2017 - 3/31/2018	14.42	0.06	1.29	1.35	(0.14)	(0.40)	(0.54)	15.23	1.41%	1.35%	0.39%	9.33%	88,937	39%
4/1/2016 - 3/31/2017	13.59	0.11	1.53	1.64	(0.15)	(0.66)	(0.81)	14.42	1.42%	1.35%	0.80%	12.30%	98,256	43%
4/1/2015 - 3/31/2016	15.22	0.08	(0.69)	(0.61)	(0.15)	(0.87)	(1.02)	13.59	1.41%	1.35%	0.54%	(4.13%)	102,001	34%
4/1/2014 - 3/31/2015	14.62	0.05	0.77	0.82	(0.22)	—	(0.22)	15.22	1.41%	1.35%	0.32%	5.61%	119,159	21%
4/1/2013 - 3/31/2014	13.22	(0.01)	1.50	1.49	(0.09)	—	(0.09)	14.62	1.44%	1.35%	(0.09%)	11.25%	119,506	1%
Class C
4/1/2018 - 9/30/2018 (6)	$15.18	($0.09)	$0.72	$0.63	$—	$—	$—	$15.81	1.41%	1.35%	(1.21%)	4.15%	$307,624	25%
4/1/2017 - 3/31/2018	14.38	0.06	1.28	1.34	(0.14)	(0.40)	(0.54)	15.18	1.41%	1.35%	0.39%	9.29%	317,342	39%
4/1/2016 - 3/31/2017	13.55	0.11	1.53	1.64	(0.15)	(0.66)	(0.81)	14.38	1.42%	1.35%	0.80%	12.33%	347,447	43%
4/1/2015 - 3/31/2016	15.18	0.08	(0.69)	(0.61)	(0.15)	(0.87)	(1.02)	13.55	1.41%	1.35%	0.54%	(4.13%)	366,805	34%
4/1/2014 - 3/31/2015	14.59	0.05	0.76	0.81	(0.22)	—	(0.22)	15.18	1.41%	1.35%	0.32%	5.59%	398,716	21%
4/1/2013 - 3/31/2014	13.19	(0.01)	1.50	1.49	(0.09)	—	(0.09)	14.59	1.44%	1.35%	(0.09%)	11.33%	375,368	1%
Class R
4/1/2018 - 9/30/2018 (6)	$15.42	($0.06)	$0.74	$0.68	$—	$—	$—	$16.10	0.91%	0.85%	(0.71%)	4.41%	$13,715	25%
4/1/2017 - 3/31/2018	14.57	0.14	1.31	1.45	(0.20)	(0.40)	(0.60)	15.42	0.91%	0.85%	0.89%	9.86%	15,501	39%
4/1/2016 - 3/31/2017	13.71	0.18	1.54	1.72	(0.20)	(0.66)	(0.86)	14.57	0.92%	0.85%	1.30%	12.86%	15,347	43%
4/1/2015 - 3/31/2016	15.32	0.15	(0.68)	(0.53)	(0.21)	(0.87)	(1.08)	13.71	0.91%	0.85%	1.04%	(3.60%)	18,328	34%
4/1/2014 - 3/31/2015	14.72	0.12	0.77	0.89	(0.29)	—	(0.29)	15.32	0.91%	0.85%	0.82%	6.10%	21,383	21%
4/1/2013 - 3/31/2014	13.32	0.06	1.49	1.55	(0.15)	—	(0.15)	14.72	0.94%	0.85%	0.41%	11.67%	20,326	1%
Advisor Class
4/1/2018 - 9/30/2018 (6)	$15.51	($0.02)	$0.74	$0.72	$—	$—	$—	$16.23	0.41%	0.35%	(0.21%)	4.64%	$25,361	25%
4/1/2017 - 3/31/2018	14.64	0.22	1.31	1.53	(0.26)	(0.40)	(0.66)	15.51	0.41%	0.35%	1.39%	10.42%	16,280	39%
4/1/2016 - 3/31/2017	13.76	0.26	1.54	1.80	(0.26)	(0.66)	(0.92)	14.64	0.42%	0.35%	1.80%	13.34%	13,275	43%
4/1/2015 - 3/31/2016	15.35	0.22	(0.68)	(0.46)	(0.26)	(0.87)	(1.13)	13.76	0.41%	0.35%	1.54%	(3.10%)	12,084	34%
4/1/2014 - 3/31/2015	14.75	0.19	0.78	0.97	(0.37)	—	(0.37)	15.35	0.41%	0.35%	1.32%	6.61%	10,165	21%
4/1/2013 - 3/31/2014	13.34	0.12	1.51	1.63	(0.22)	—	(0.22)	14.75	0.44%	0.40%	0.86%	12.21%	5,111	1%
Pacific Funds Portfolio Optimization Aggressive-Growth
Class A
4/1/2018 - 9/30/2018 (6)	$17.03	($0.05)	$1.01	$0.96	$—	$—	$—	$17.99	0.68%	0.60%	(0.55%)	5.64%	$196,848	26%
4/1/2017 - 3/31/2018	15.79	0.12	1.81	1.93	(0.20)	(0.49)	(0.69)	17.03	0.68%	0.60%	0.74%	12.17%	189,903	41%
4/1/2016 - 3/31/2017	14.70	0.19	1.96	2.15	(0.19)	(0.87)	(1.06)	15.79	0.68%	0.60%	1.25%	15.06%	179,825	41%
4/1/2015 - 3/31/2016	15.85	0.16	(0.85)	(0.69)	(0.28)	(0.18)	(0.46)	14.70	0.68%	0.60%	1.03%	(4.37%)	170,874	35%
4/1/2014 - 3/31/2015	15.23	0.15	0.79	0.94	(0.32)	—	(0.32)	15.85	0.68%	0.60%	0.97%	6.18%	177,171	20%
4/1/2013 - 3/31/2014	13.50	0.08	1.77	1.85	(0.12)	—	(0.12)	15.23	0.71%	0.60%	0.58%	13.70%	161,858	5%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations					Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)		Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Aggressive-Growth (Continued)
Class B
4/1/2017 - 3/31/2018 (6)	$16.62	($0.11)		$0.99		$0.88	$—	$—	$—	$17.50	1.43%	1.35%	(1.30%)	5.29%	$25,262	26%
4/1/2017 - 3/31/2018	15.46	(0.00	)(7)	1.75		1.75	(0.10)	(0.49)	(0.59)	16.62	1.43%	1.35%	(0.01%)	11.35%	27,173	41%
4/1/2016 - 3/31/2017	14.43	0.07		1.93		2.00	(0.10)	(0.87)	(0.97)	15.46	1.43%	1.35%	0.50%	14.22%	29,946	41%
4/1/2015 - 3/31/2016	15.57	0.04		(0.84)		(0.80)	(0.16)	(0.18)	(0.34)	14.43	1.43%	1.35%	0.28%	(5.15%)	30,038	35%
4/1/2014 - 3/31/2015	14.94	0.03		0.80		0.83	(0.20)	—	(0.20)	15.57	1.43%	1.35%	0.22%	5.55%	35,840	20%
4/1/2013 - 3/31/2014	13.22	(0.02)		1.76		1.74	(0.02)	—	(0.02)	14.94	1.46%	1.35%	(0.17%)	13.13%	37,704	5%
Class C
4/1/2017 - 3/31/2018 (6)	$16.59	($0.11)		$0.98		$0.87	$—	$—	$—	$17.46	1.43%	1.35%	(1.30%)	5.24%	$96,968	26%
4/1/2017 - 3/31/2018	15.43	(0.00	)(7)	1.75		1.75	(0.10)	(0.49)	(0.59)	16.59	1.43%	1.35%	(0.01%)	11.39%	97,877	41%
4/1/2016 - 3/31/2017	14.41	0.07		1.93		2.00	(0.11)	(0.87)	(0.98)	15.43	1.43%	1.35%	0.50%	14.18%	99,582	41%
4/1/2015 - 3/31/2016	15.55	0.04		(0.83)		(0.79)	(0.17)	(0.18)	(0.35)	14.41	1.43%	1.35%	0.28%	(5.13%)	100,573	35%
4/1/2014 - 3/31/2015	14.93	0.03		0.79		0.82	(0.20)	—	(0.20)	15.55	1.43%	1.35%	0.22%	5.54%	110,241	20%
4/1/2013 - 3/31/2014	13.22	(0.02)		1.75		1.73	(0.02)	—	(0.02)	14.93	1.46%	1.35%	(0.17%)	13.12%	101,888	5%
Class R
4/1/2017 - 3/31/2018 (6)	$16.91	($0.07)		$1.00		$0.93	$—	$—	$—	$17.84	0.93%	0.85%	(0.80%)	5.50%	$6,950	26%
4/1/2017 - 3/31/2018	15.70	0.08		1.79		1.87	(0.17)	(0.49)	(0.66)	16.91	0.93%	0.85%	0.49%	11.92%	7,558	41%
4/1/2016 - 3/31/2017	14.63	0.15		1.95		2.10	(0.16)	(0.87)	(1.03)	15.70	0.93%	0.85%	1.00%	14.71%	7,313	41%
4/1/2015 - 3/31/2016	15.77	0.12		(0.84)		(0.72)	(0.24)	(0.18)	(0.42)	14.63	0.93%	0.85%	0.78%	(4.59%)	7,036	35%
4/1/2014 - 3/31/2015	15.15	0.11		0.79		0.90	(0.28)	—	(0.28)	15.77	0.93%	0.85%	0.72%	5.94%	8,893	20%
4/1/2013 - 3/31/2014	13.43	0.05		1.75		1.80	(0.08)	—	(0.08)	15.15	0.96%	0.85%	0.33%	13.45%	8,151	5%
Advisor Class
4/1/2017 - 3/31/2018 (6)	$17.07	($0.03)		$1.02		$0.99	$—	$—	$—	$18.06	0.43%	0.35%	(0.30%)	5.80%	$13,632	26%
4/1/2017 - 3/31/2018	15.82	0.17		1.80		1.97	(0.23)	(0.49)	(0.72)	17.07	0.43%	0.35%	0.99%	12.48%	10,067	41%
4/1/2016 - 3/31/2017	14.71	0.23		1.97		2.20	(0.22)	(0.87)	(1.09)	15.82	0.43%	0.35%	1.50%	15.32%	7,166	41%
4/1/2015 - 3/31/2016	15.86	0.19		(0.84)		(0.65)	(0.32)	(0.18)	(0.50)	14.71	0.43%	0.35%	1.28%	(4.13%)	6,679	35%
4/1/2014 - 3/31/2015	15.23	0.19		0.79		0.98	(0.35)	—	(0.35)	15.86	0.43%	0.35%	1.22%	6.50%	6,480	20%
4/1/2013 - 3/31/2014	13.51	0.11		1.76		1.87	(0.15)	—	(0.15)	15.23	0.46%	0.40%	0.78%	13.84%	2,719	5%
Pacific Funds Diversified Alternatives
Class A
4/1/2018 - 9/30/2018 (6)	$9.95	($0.02)		($0.38)		($0.40)	$—	$—	$—	$9.55	0.85%	0.85%	(0.40%)	(4.02%)	$5,378	21%
4/1/2017 - 3/31/2018	9.70	0.23		0.26		0.49	(0.24)	—	(0.24)	9.95	0.85%	0.85%	2.36%	5.13%	4,904	20%
4/1/2016 - 3/31/2017	9.63	0.58		0.11		0.69	(0.62)	—	(0.62)	9.70	1.24%	0.85%	5.96%	7.28%	2,647	37%
4/1/2015 - 3/31/2016	10.00	0.35		(0.31)		0.04	(0.37)	(0.04)	(0.41)	9.63	1.36%	0.85%	3.65%	0.55%	3,136	73%
4/1/2014 - 3/31/2015	9.99	0.38		(0.06)		0.32	(0.29)	(0.02)	(0.31)	10.00	2.83%	0.85%	3.77%	3.19%	1,465	23%
12/31/2013 - 3/31/2014	10.00	(0.01)		(0.00	)(7)	(0.01)	—	—	—	9.99	3.36%	0.85%	(0.34%)	(0.10%)	10	1%
Class C
4/1/2018 - 9/30/2018 (6)	$9.77	($0.05)		($0.37)		($0.42)	$—	$—	$—	$9.35	1.60%	1.60%	(1.15%)	(4.40%)	$3,231	21%
4/1/2017 - 3/31/2018	9.57	0.16		0.24		0.40	(0.20)	—	(0.20)	9.77	1.60%	1.60%	1.61%	4.31%	3,070	20%
4/1/2016 - 3/31/2017	9.55	0.51		0.10		0.61	(0.59)	—	(0.59)	9.57	1.99%	1.60%	5.21%	6.48%	1,452	37%
4/1/2015 - 3/31/2016	9.92	0.28		(0.31)		(0.03)	(0.30)	(0.04)	(0.34)	9.55	2.11%	1.60%	2.90%	(0.19%)	661	73%
4/1/2014 - 3/31/2015	9.97	0.30		(0.06)		0.24	(0.27)	(0.02)	(0.29)	9.92	3.58%	1.60%	3.02%	2.39%	558	23%
12/31/2013 - 3/31/2014	10.00	(0.03)		(0.00	)(7)	(0.03)	—	—	—	9.97	4.11%	1.60%	(1.09%)	(0.30%)	10	1%
Advisor Class
4/1/2018 - 9/30/2018 (6)	$9.98	($0.01)		($0.37)		($0.38)	$—	$—	$—	$9.60	0.60%	0.60%	(0.15%)	(3.90%)	$33,356	21%
4/1/2017 - 3/31/2018	9.73	0.26		0.25		0.51	(0.26)	—	(0.26)	9.98	0.60%	0.60%	2.61%	5.38%	32,883	20%
4/1/2016 - 3/31/2017	9.65	0.61		0.12		0.73	(0.65)	—	(0.65)	9.73	0.99%	0.60%	6.21%	7.49%	8,870	37%
4/1/2015 - 3/31/2016	10.01	0.39		(0.33)		0.06	(0.38)	(0.04)	(0.42)	9.65	1.11%	0.60%	3.90%	0.86%	2,476	73%
4/1/2014 - 3/31/2015	9.99	0.41		(0.08)		0.33	(0.29)	(0.02)	(0.31)	10.01	2.58%	0.60%	4.02%	3.37%	3,771	23%
12/31/2013 - 3/31/2014	10.00	(0.00	)(7)	(0.01)		(0.01)	—	—	—	9.99	3.11%	0.60%	(0.09%)	(0.10%)	1,978	1%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Short Duration Income
Class A
4/1/2018 - 9/30/2018 (6)	$10.24	$0.13	($0.01)	$0.12	($0.13)	$—	($0.13)	$10.23	1.03%	0.75%	2.45%	1.14%	$82,050	39%
4/1/2017 - 3/31/2018	10.32	0.21	(0.09)	0.12	(0.20)	—	(0.20)	10.24	1.04%	0.75%	2.03%	1.18%	94,197	76%
4/1/2016 - 3/31/2017	10.26	0.18	0.06	0.24	(0.18)	—	(0.18)	10.32	1.05%	0.83%	1.77%	2.36%	66,901	86%
4/1/2015 - 3/31/2016	10.41	0.17	(0.15)	0.02	(0.17)	—	(0.17)	10.26	1.06%	0.85%	1.62%	0.15%	69,477	41%
4/1/2014 - 3/31/2015	10.46	0.19	(0.03)	0.16	(0.18)	(0.03)	(0.21)	10.41	1.09%	0.85%	1.77%	1.51%	48,685	78%
4/1/2013 - 3/31/2014	10.46	0.17	0.04	0.21	(0.18)	(0.03)	(0.21)	10.46	1.14%	0.85%	1.68%	2.00%	60,012	98%
Class C
4/1/2018 - 9/30/2018 (6)	$10.22	$0.09	($0.01)	$0.08	($0.09)	$—	($0.09)	$10.21	1.78%	1.50%	1.70%	0.77%	$42,227	39%
4/1/2017 - 3/31/2018	10.30	0.13	(0.09)	0.04	(0.12)	—	(0.12)	10.22	1.79%	1.50%	1.28%	0.43%	44,337	76%
4/1/2016 - 3/31/2017	10.24	0.11	0.05	0.16	(0.10)	—	(0.10)	10.30	1.80%	1.58%	1.02%	1.60%	43,092	86%
4/1/2015 - 3/31/2016	10.39	0.09	(0.15)	(0.06)	(0.09)	—	(0.09)	10.24	1.81%	1.60%	0.87%	(0.58%)	44,180	41%
4/1/2014 - 3/31/2015	10.45	0.11	(0.03)	0.08	(0.11)	(0.03)	(0.14)	10.39	1.84%	1.60%	1.02%	0.68%	31,569	78%
4/1/2013 - 3/31/2014	10.45	0.10	0.03	0.13	(0.10)	(0.03)	(0.13)	10.45	1.89%	1.60%	0.93%	1.28%	23,769	98%
Class I
4/1/2018 - 9/30/2018 (6)	$10.22	$0.14	$0.00 (7)	$0.14	($0.14)	$—	($0.14)	$10.22	0.63%	0.50%	2.70%	1.37%	$26,963	39%
4/1/2017 - 3/31/2018	10.30	0.24	(0.09)	0.15	(0.23)	—	(0.23)	10.22	0.64%	0.50%	2.28%	1.43%	4,329	76%
4/1/2016 - 3/31/2017	10.25	0.21	0.05	0.26	(0.21)	—	(0.21)	10.30	0.65%	0.53%	2.06%	2.56%	3,407	86%
4/1/2015 - 3/31/2016	10.39	0.20	(0.14)	0.06	(0.20)	—	(0.20)	10.25	0.66%	0.55%	1.92%	0.54%	1,695	41%
4/1/2014 - 3/31/2015	10.45	0.21	(0.03)	0.18	(0.21)	(0.03)	(0.24)	10.39	0.69%	0.57%	2.05%	1.70%	1,516	78%
4/1/2013 - 3/31/2014	10.45	0.21	0.02	0.23	(0.20)	(0.03)	(0.23)	10.45	0.74%	0.60%	1.93%	2.20%	979	98%
Advisor Class
4/1/2018 - 9/30/2018 (6)	$10.24	$0.14	($0.01)	$0.13	($0.14)	$—	($0.14)	$10.23	0.78%	0.50%	2.70%	1.26%	$312,824	39%
4/1/2017 - 3/31/2018	10.32	0.24	(0.09)	0.15	(0.23)	—	(0.23)	10.24	0.79%	0.50%	2.28%	1.43%	272,268	76%
4/1/2016 - 3/31/2017	10.26	0.21	0.06	0.27	(0.21)	—	(0.21)	10.32	0.80%	0.57%	2.02%	2.62%	162,554	86%
4/1/2015 - 3/31/2016	10.41	0.19	(0.15)	0.04	(0.19)	—	(0.19)	10.26	0.81%	0.60%	1.87%	0.40%	129,455	41%
4/1/2014 - 3/31/2015	10.46	0.21	(0.02)	0.19	(0.21)	(0.03)	(0.24)	10.41	0.83%	0.60%	2.02%	1.78%	51,901	78%
4/1/2013 - 3/31/2014	10.46	0.20	0.03	0.23	(0.20)	(0.03)	(0.23)	10.46	0.89%	0.60%	1.93%	2.25%	9,595	98%
Pacific Funds Core Income
Class A
4/1/2018 - 9/30/2018 (6)	$10.45	$0.16	($0.11)	$0.05	($0.16)	$—	($0.16)	$10.34	1.13%	0.85%	3.10%	0.53%	$96,734	46%
4/1/2017 - 3/31/2018	10.51	0.28	(0.06)	0.22	(0.28)	—	(0.28)	10.45	1.12%	0.85%	2.62%	2.05%	132,006	91%
4/1/2016 - 3/31/2017	10.45	0.28	0.06	0.34	(0.28)	—	(0.28)	10.51	1.13%	0.93%	2.63%	3.23%	160,226	82%
4/1/2015 - 3/31/2016	10.79	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)	10.45	1.14%	0.95%	2.92%	(0.27%)	196,297	74%
4/1/2014 - 3/31/2015	10.66	0.31	0.13	0.44	(0.31)	—	(0.31)	10.79	1.14%	0.93%	2.93%	4.17%	218,368	53%
4/1/2013 - 3/31/2014	10.92	0.32	(0.09)	0.23	(0.33)	(0.16)	(0.49)	10.66	1.16%	0.90%	3.03%	2.27%	221,086	120%
Class C
4/1/2018 - 9/30/2018 (6)	$10.46	$0.12	($0.11)	$0.01	($0.13)	$—	($0.13)	$10.34	1.88%	1.60%	2.35%	0.06%	$87,157	46%
4/1/2017 - 3/31/2018	10.51	0.20	(0.05)	0.15	(0.20)	—	(0.20)	10.46	1.87%	1.60%	1.87%	1.38%	101,156	91%
4/1/2016 - 3/31/2017	10.45	0.20	0.06	0.26	(0.20)	—	(0.20)	10.51	1.88%	1.68%	1.88%	2.46%	120,546	82%
4/1/2015 - 3/31/2016	10.79	0.23	(0.34)	(0.11)	(0.23)	—	(0.23)	10.45	1.89%	1.70%	2.17%	(1.03%)	140,657	74%
4/1/2014 - 3/31/2015	10.66	0.23	0.13	0.36	(0.23)	—	(0.23)	10.79	1.89%	1.68%	2.18%	3.42%	183,952	53%
4/1/2013 - 3/31/2014	10.93	0.24	(0.10)	0.14	(0.25)	(0.16)	(0.41)	10.66	1.91%	1.65%	2.28%	1.41%	122,946	120%
Class I
4/1/2018 - 9/30/2018 (6)	$10.46	$0.18	($0.11)	$0.07	($0.18)	$—	($0.18)	$10.35	0.73%	0.55%	3.40%	0.58%	$13,975	46%
4/1/2017 - 3/31/2018	10.52	0.31	(0.06)	0.25	(0.31)	—	(0.31)	10.46	0.72%	0.55%	2.92%	2.35%	4,339	91%
4/1/2016 - 3/31/2017	10.46	0.31	0.06	0.37	(0.31)	—	(0.31)	10.52	0.73%	0.62%	2.93%	3.54%	4,563	82%
4/1/2015 - 3/31/2016	10.80	0.34	(0.34)	0.00	(0.34)	—	(0.34)	10.46	0.74%	0.65%	3.22%	0.03%	3,585	74%
4/1/2014 - 3/31/2015	10.67	0.34	0.13	0.47	(0.34)	—	(0.34)	10.80	0.73%	0.65%	3.21%	4.46%	3,806	53%
4/1/2013 - 3/31/2014	10.93	0.35	(0.09)	0.26	(0.36)	(0.16)	(0.52)	10.67	0.76%	0.65%	3.28%	2.53%	1,187	120%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)		Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Core Income (Continued)
Class P
4/1/2018 - 9/30/2018 (6)	$10.49	$0.18	($0.11)	$0.07	($0.18)	$—	($0.18)	$10.38	0.73%	0.55%		3.40%	0.59%	$59,296	46%
4/1/2017 - 3/31/2018	10.55	0.31	(0.07)	0.24	(0.30)	—	(0.30)	10.49	0.72%	0.60%		2.87%	2.29%	66,750	91%
4/1/2016 - 3/31/2017	10.49	0.30	0.06	0.36	(0.30)	—	(0.30)	10.55	0.73%	0.70%		2.86%	3.46%	122,260	82%
4/27/2015 - 3/31/2016	10.88	0.31	(0.39)	(0.08)	(0.31)	—	(0.31)	10.49	0.74%	0.70%		3.17%	(0.75%)	15,964	74%
Advisor Class
4/1/2018 - 9/30/2018 (6)	$10.48	$0.18	($0.12)	$0.06	($0.18)	$—	($0.18)	$10.36	0.88%	0.55%		3.40%	0.58%	$364,969	46%
4/1/2017 - 3/31/2018	10.53	0.31	(0.05)	0.26	(0.31)	—	(0.31)	10.48	0.87%	0.55%		2.92%	2.45%	388,730	91%
4/1/2016 - 3/31/2017	10.47	0.31	0.05	0.36	(0.30)	—	(0.30)	10.53	0.88%	0.66%		2.90%	3.50%	337,844	82%
4/1/2015 - 3/31/2016	10.81	0.33	(0.34)	(0.01)	(0.33)	—	(0.33)	10.47	0.89%	0.70%		3.17%	(0.02%)	249,677	74%
4/1/2014 - 3/31/2015	10.68	0.34	0.13	0.47	(0.34)	—	(0.34)	10.81	0.88%	0.69%		3.17%	4.43%	219,437	53%
4/1/2013 - 3/31/2014	10.95	0.35	(0.10)	0.25	(0.36)	(0.16)	(0.52)	10.68	0.91%	0.65%		3.28%	2.53%	69,489	120%
Pacific Funds Strategic Income
Class A
4/1/2018 - 9/30/2018 (6)	$10.71	$0.22	($0.04)	$0.18	($0.22)	$—	($0.22)	$10.67	1.23%	0.95%		4.14%	1.74%	$67,844	55%
4/1/2017 - 3/31/2018	10.68	0.40	0.02	0.42	(0.39)	—	(0.39)	10.71	1.23%	0.95%		3.70%	3.95%	71,948	94%
4/1/2016 - 3/31/2017	10.09	0.39	0.59	0.98	(0.39)	—	(0.39)	10.68	1.25%	1.02%		3.71%	9.82%	66,765	116%
4/1/2015 - 3/31/2016	10.75	0.43	(0.66)	(0.23)	(0.43)	—	(0.43)	10.09	1.26%	1.05%		4.20%	(2.17%)	52,218	94%
4/1/2014 - 3/31/2015	11.20	0.46	(0.37)	0.09	(0.44)	(0.10)	(0.54)	10.75	1.28%	1.05%		4.18%	0.84%	51,175	157%
4/1/2013 - 3/31/2014	11.23	0.48	0.30	0.78	(0.49)	(0.32)	(0.81)	11.20	1.43%	1.05%		4.34%	7.25%	37,896	190%
Class C
4/1/2018 - 9/30/2018 (6)	$10.69	$0.18	($0.03)	$0.15	($0.19)	$—	($0.19)	$10.65	1.98%	1.65%		3.44%	1.39%	$57,634	55%
4/1/2017 - 3/31/2018	10.66	0.32	0.02	0.34	(0.31)	—	(0.31)	10.69	1.98%	1.65%		3.00%	3.25%	57,389	94%
4/1/2016 - 3/31/2017	10.07	0.31	0.59	0.90	(0.31)	—	(0.31)	10.66	2.00%	1.76%		2.97%	9.03%	50,016	116%
4/1/2015 - 3/31/2016	10.73	0.36	(0.67)	(0.31)	(0.35)	—	(0.35)	10.07	2.01%	1.80%		3.45%	(2.90%)	44,196	94%
4/1/2014 - 3/31/2015	11.19	0.38	(0.38)	—	(0.36)	(0.10)	(0.46)	10.73	2.03%	1.80%		3.43%	0.03%	42,684	157%
4/1/2013 - 3/31/2014	11.22	0.40	0.30	0.70	(0.41)	(0.32)	(0.73)	11.19	2.18%	1.80%		3.59%	6.51%	23,451	190%
Class I
4/1/2018 - 9/30/2018 (6)	$10.65	$0.24	($0.04)	$0.20	($0.24)	$—	($0.24)	$10.61	0.83%	0.65%		4.44%	1.90%	$4,833	55%
4/1/2017 - 3/31/2018	10.62	0.43	0.02	0.45	(0.42)	—	(0.42)	10.65	0.83%	0.65%		4.00%	4.28%	3,882	94%
4/1/2016 - 3/31/2017	10.03	0.42	0.59	1.01	(0.42)	—	(0.42)	10.62	0.85%	0.71%		4.01%	10.20%	2,446	116%
4/1/2015 - 3/31/2016	10.70	0.46	(0.67)	(0.21)	(0.46)	—	(0.46)	10.03	0.86%	0.75%		4.50%	(1.98%)	948	94%
4/1/2014 - 3/31/2015	11.15	0.49	(0.37)	0.12	(0.47)	(0.10)	(0.57)	10.70	0.88%	0.77%		4.46%	1.13%	1,381	157%
4/1/2013 - 3/31/2014	11.18	0.52	0.28	0.80	(0.51)	(0.32)	(0.83)	11.15	1.03%	0.80%		4.59%	7.51%	1,686	190%
Advisor Class
4/1/2018 - 9/30/2018 (6)	$10.71	$0.24	($0.04)	$0.20	($0.24)	$—	($0.24)	$10.67	0.98%	0.70%		4.39%	1.87%	$446,713	55%
4/1/2017 - 3/31/2018	10.68	0.43	0.02	0.45	(0.42)	—	(0.42)	10.71	0.98%	0.70%		3.95%	4.21%	405,200	94%
4/1/2016 - 3/31/2017	10.09	0.42	0.58	1.00	(0.41)	—	(0.41)	10.68	1.00%	0.77%		3.96%	10.09%	217,482	116%
4/1/2015 - 3/31/2016	10.76	0.46	(0.68)	(0.22)	(0.45)	—	(0.45)	10.09	1.01%	0.80%		4.45%	(2.01%)	115,565	94%
4/1/2014 - 3/31/2015	11.20	0.48	(0.35)	0.13	(0.47)	(0.10)	(0.57)	10.76	1.03%	0.80%		4.43%	1.20%	66,223	157%
4/1/2013 - 3/31/2014	11.24	0.51	0.29	0.80	(0.52)	(0.32)	(0.84)	11.20	1.18%	0.80%		4.59%	7.42%	9,302	190%
Pacific Funds Floating Rate Income
Class A
4/1/2018 - 9/30/2018 (6)	$10.12	$0.23	$0.01	$0.24	($0.23)	$—	($0.23)	$10.13	1.28%	1.01	%(8)	4.58%	2.44%	$212,136	71%
4/1/2017 - 3/31/2018	10.15	0.42	(0.04)	0.38	(0.41)	—	(0.41)	10.12	1.28%	1.01%		4.11%	3.85%	209,034	158%
4/1/2016 - 3/31/2017	9.76	0.42	0.38	0.80	(0.41)	—	(0.41)	10.15	1.30%	1.09%		4.21%	8.32%	207,238	168%
4/1/2015 - 3/31/2016	10.08	0.39	(0.32)	0.07	(0.39)	—	(0.39)	9.76	1.30%	1.12%		3.92%	0.72%	191,376	99%
4/1/2014 - 3/31/2015	10.51	0.44	(0.40)	0.04	(0.44)	(0.03)	(0.47)	10.08	1.29%	1.07%		4.20%	0.38%	215,160	80%
4/1/2013 - 3/31/2014	10.46	0.40	0.04	0.44	(0.37)	(0.02)	(0.39)	10.51	1.30%	1.05%		3.86%	4.30%	375,848	123%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)		Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Floating Rate Income (Continued)
Class C
4/1/2018 - 9/30/2018 (6)	$10.10	$0.20	$0.01	$0.21	($0.20)	$—	($0.20)	$10.11	2.03%	1.71	%(8)	3.88%	2.09%	$205,501	71%
4/1/2017 - 3/31/2018	10.13	0.34	(0.03)	0.31	(0.34)	—	(0.34)	10.10	2.03%	1.71%		3.41%	3.14%	191,239	158%
4/1/2016 - 3/31/2017	9.74	0.35	0.37	0.72	(0.33)	—	(0.33)	10.13	2.05%	1.83%		3.47%	7.54%	180,612	168%
4/1/2015 - 3/31/2016	10.06	0.31	(0.31)	0.00	(0.32)	—	(0.32)	9.74	2.05%	1.87%		3.17%	(0.04%)	161,326	99%
4/1/2014 - 3/31/2015	10.50	0.36	(0.40)	(0.04)	(0.37)	(0.03)	(0.40)	10.06	2.04%	1.82%		3.45%	(0.46%)	179,798	80%
4/1/2013 - 3/31/2014	10.45	0.33	0.04	0.37	(0.30)	(0.02)	(0.32)	10.50	2.05%	1.80%		3.11%	3.57%	214,365	123%
Class I
4/1/2018 - 9/30/2018 (6)	$10.14	$0.25	$0.01	$0.26	($0.25)	$—	($0.25)	$10.15	0.88%	0.71	%(8)	4.88%	2.60%	$453,831	71%
4/1/2017 - 3/31/2018	10.16	0.45	(0.03)	0.42	(0.44)	—	(0.44)	10.14	0.88%	0.71%		4.41%	4.25%	294,352	158%
4/1/2016 - 3/31/2017	9.77	0.45	0.38	0.83	(0.44)	—	(0.44)	10.16	0.89%	0.78%		4.52%	8.63%	249,811	168%
4/1/2015 - 3/31/2016	10.09	0.42	(0.32)	0.10	(0.42)	—	(0.42)	9.77	0.90%	0.82%		4.22%	1.02%	91,984	99%
4/1/2014 - 3/31/2015	10.53	0.46	(0.40)	0.06	(0.47)	(0.03)	(0.50)	10.09	0.89%	0.81%		4.46%	0.55%	88,508	80%
4/1/2013 - 3/31/2014	10.47	0.43	0.05	0.48	(0.40)	(0.02)	(0.42)	10.53	0.90%	0.80%		4.11%	4.65%	96,635	123%
Class P
4/1/2018 - 9/30/2018 (6)	$10.14	$0.25	$0.01	$0.26	($0.25)	$—	($0.25)	$10.15	0.88%	0.71	%(8)	4.88%	2.59%	$60,006	71%
4/1/2017 - 3/31/2018	10.16	0.44	(0.02)	0.42	(0.44)	—	(0.44)	10.14	0.88%	0.76%		4.36%	4.20%	64,557	158%
4/1/2016 - 3/31/2017	9.76	0.45	0.38	0.83	(0.43)	—	(0.43)	10.16	0.89%	0.87%		4.43%	8.56%	78,660	168%
4/1/2015 - 3/31/2016	10.09	0.41	(0.33)	0.08	(0.41)	—	(0.41)	9.76	0.90%	0.87%		4.17%	0.97%	568	99%
4/1/2014 - 3/31/2015	10.52	0.45	(0.38)	0.07	(0.47)	(0.03)	(0.50)	10.09	0.89%	0.83%		4.44%	0.64%	691	80%
4/1/2013 - 3/31/2014	10.47	0.43	0.04	0.47	(0.40)	(0.02)	(0.42)	10.52	0.90%	0.80%		4.11%	4.53%	249	123%
Advisor Class
4/1/2018 - 9/30/2018 (6)	$10.16	$0.25	$0.01	$0.26	($0.25)	$—	($0.25)	$10.17	1.03%	0.76	%(8)	4.83%	2.57%	$934,738	71%
4/1/2017 - 3/31/2018	10.18	0.44	(0.02)	0.42	(0.44)	—	(0.44)	10.16	1.03%	0.76%		4.36%	4.20%	715,700	158%
4/1/2016 - 3/31/2017	9.79	0.45	0.37	0.82	(0.43)	—	(0.43)	10.18	1.04%	0.83%		4.47%	8.56%	450,761	168%
4/1/2015 - 3/31/2016	10.11	0.41	(0.32)	0.09	(0.41)	—	(0.41)	9.79	1.05%	0.87%		4.17%	0.96%	231,437	99%
4/1/2014 - 3/31/2015	10.54	0.46	(0.39)	0.07	(0.47)	(0.03)	(0.50)	10.11	1.04%	0.82%		4.45%	0.63%	270,383	80%
4/1/2013 - 3/31/2014	10.49	0.43	0.04	0.47	(0.40)	(0.02)	(0.42)	10.54	1.05%	0.80%		4.11%	4.54%	368,122	123%
Pacific Funds High Income
Class A
4/1/2018 - 9/30/2018 (6)	$10.23	$0.28	$0.00 (7)	$0.28	($0.29)	$—	($0.29)	$10.22	1.30%	0.95%		5.41%	2.76%	$5,393	23%
4/1/2017 - 3/31/2018	10.29	0.50	(0.03)	0.47	(0.53)	—	(0.53)	10.23	1.46%	0.95%		4.82%	4.66%	5,463	72%
4/1/2016 - 3/31/2017	9.44	0.48	0.92	1.40	(0.55)	—	(0.55)	10.29	1.32%	1.03%		4.81%	15.16%	5,626	61%
4/1/2015 - 3/31/2016	10.48	0.50	(1.10)	(0.60)	(0.44)	—	(0.44)	9.44	1.28%	1.05%		5.05%	(5.79%)	10,391	54%
4/1/2014 - 3/31/2015	11.22	0.54	(0.60)	(0.06)	(0.52)	(0.16)	(0.68)	10.48	1.50%	1.05%		4.90%	(0.49%)	5,900	60%
4/1/2013 - 3/31/2014	11.16	0.56	0.25	0.81	(0.55)	(0.20)	(0.75)	11.22	1.67%	1.05%		5.03%	7.50%	6,441	99%
Class C
4/1/2018 - 9/30/2018 (6)	$10.21	$0.24	$0.00 (7)	$0.24	($0.25)	$—	($0.25)	$10.20	2.05%	1.65%		4.71%	2.40%	$4,110	23%
4/1/2017 - 3/31/2018	10.28	0.43	(0.04)	0.39	(0.46)	—	(0.46)	10.21	2.21%	1.65%		4.12%	3.84%	4,418	72%
4/1/2016 - 3/31/2017	9.43	0.41	0.92	1.33	(0.48)	—	(0.48)	10.28	2.07%	1.76%		4.07%	14.36%	4,802	61%
4/1/2015 - 3/31/2016	10.47	0.43	(1.10)	(0.67)	(0.37)	—	(0.37)	9.43	2.03%	1.80%		4.30%	(6.52%)	4,324	54%
4/1/2014 - 3/31/2015	11.21	0.45	(0.59)	(0.14)	(0.44)	(0.16)	(0.60)	10.47	2.24%	1.80%		4.15%	(1.22%)	5,419	60%
4/1/2013 - 3/31/2014	11.16	0.47	0.25	0.72	(0.47)	(0.20)	(0.67)	11.21	2.42%	1.80%		4.28%	6.65%	5,245	99%
Class I
4/1/2018 - 9/30/2018 (6)	$10.14	$0.29	$0.00 (7)	$0.29	($0.30)	$—	($0.30)	$10.13	0.90%	0.70%		5.66%	2.91%	$235	23%
4/1/2017 - 3/31/2018	10.21	0.52	(0.02)	0.50	(0.57)	—	(0.57)	10.14	1.07%	0.70%		5.07%	4.95%	211	72%
4/1/2016 - 3/31/2017	9.37	0.51	0.91	1.42	(0.58)	—	(0.58)	10.21	0.90%	0.73%		5.10%	15.52%	5,204	61%
4/1/2015 - 3/31/2016	10.41	0.54	(1.11)	(0.57)	(0.47)	—	(0.47)	9.37	0.88%	0.75%		5.35%	(5.57%)	58	54%
4/1/2014 - 3/31/2015	11.14	0.57	(0.61)	(0.04)	(0.53)	(0.16)	(0.69)	10.41	1.10%	0.77%		5.18%	(0.30%)	241	60%
4/1/2013 - 3/31/2014	11.09	0.58	0.24	0.82	(0.57)	(0.20)	(0.77)	11.14	1.27%	0.80%		5.28%	7.72%	9,493	99%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds High Income (Continued)
Class P
4/1/2018 - 9/30/2018 (6)	$10.14	$0.29	$0.00 (7)	$0.29	($0.30)		$—	($0.30)	$10.13	0.90%	0.70%	5.66%	2.91%	$54,464	23%
4/1/2017 - 3/31/2018	10.20	0.52	(0.02)	0.50	(0.56)		—	(0.56)	10.14	1.06%	0.73%	5.04%	4.92%	68,844	72%
4/1/2016 - 3/31/2017	9.36	0.49	0.93	1.42	(0.58)		—	(0.58)	10.20	0.95%	0.80%	5.04%	15.47%	10,554	61%
4/1/2015 - 3/31/2016	10.40	0.52	(1.09)	(0.57)	(0.47)		—	(0.47)	9.36	0.88%	0.80%	5.30%	(5.60%)	113,998	54%
1/14/2015 - 3/31/2015	10.22	0.11	0.19	0.30	(0.12)		—	(0.12)	10.40	1.06%	0.80%	5.15%	2.94%	38,919	60%
Advisor Class
4/1/2018 - 9/30/2018 (6)	$10.24	$0.29	$0.00 (7)	$0.29	($0.30)		$—	($0.30)	$10.23	1.05%	0.70%	5.66%	2.88%	$2,410	23%
4/1/2017 - 3/31/2018	10.30	0.53	(0.03)	0.50	(0.56)		—	(0.56)	10.24	1.21%	0.70%	5.07%	4.91%	2,503	72%
4/1/2016 - 3/31/2017	9.44	0.51	0.93	1.44	(0.58)		—	(0.58)	10.30	1.06%	0.77%	5.07%	15.58%	2,304	61%
4/1/2015 - 3/31/2016	10.49	0.53	(1.12)	(0.59)	(0.46)		—	(0.46)	9.44	1.03%	0.80%	5.30%	(5.66%)	1,666	54%
4/1/2014 - 3/31/2015	11.23	0.57	(0.60)	(0.03)	(0.55)		(0.16)	(0.71)	10.49	1.24%	0.80%	5.15%	(0.23%)	3,807	60%
4/1/2013 - 3/31/2014	11.18	0.58	0.24	0.82	(0.57)		(0.20)	(0.77)	11.23	1.42%	0.80%	5.28%	7.67%	3,064	99%
Pacific Funds Large-Cap (9), (10)
Class A
4/1/2018 - 9/30/2018 (6)	$12.28	$0.06	$1.22	$1.28	$—		$—	$—	$13.56	1.61%	1.00%	0.84%	10.42%	$7,378	36%
4/1/2017 - 3/31/2018	11.08	0.08	1.30	1.38	(0.10)		(0.08)	(0.18)	12.28	1.73%	1.00%	0.69%	12.43%	4,939	98%
4/1/2016 - 3/31/2017	9.66	0.11	1.40	1.51	(0.09)		—	(0.09)	11.08	2.86%	1.00%	1.08%	15.69%	4,599	108%
1/11/2016 - 3/31/2016	9.10	0.03	0.53	0.56	—		—	—	9.66	6.07%	1.00%	1.35%	6.15%	551	27%
Class C
4/1/2018 - 9/30/2018 (6)	$12.22	$0.01	$1.22	$1.23	$—		$—	$—	$13.45	2.36%	1.75%	0.10%	10.07%	$4,313	36%
4/1/2017 - 3/31/2018	11.03	(0.01)	1.29	1.28	(0.01)		(0.08)	(0.09)	12.22	2.48%	1.75%	(0.06%)	11.60%	3,545	98%
4/1/2016 - 3/31/2017	9.65	0.03	1.39	1.42	(0.04)		—	(0.04)	11.03	3.61%	1.75%	0.33%	14.74%	2,804	108%
1/11/2016 - 3/31/2016	9.10	0.01	0.54	0.55	—		—	—	9.65	6.82%	1.75%	0.60%	6.04%	525	27%
Advisor Class
4/1/2018 - 9/30/2018 (6)	$12.37	$0.07	$1.24	$1.31	$—		$—	$—	$13.68	1.36%	0.75%	1.10%	10.59%	$8,861	36%
4/1/2017 - 3/31/2018	11.11	0.12	1.30	1.42	(0.08)		(0.08)	(0.16)	12.37	1.48%	0.75%	0.94%	12.83%	8,070	98%
4/1/2016 - 3/31/2017	9.67	0.14	1.39	1.53	(0.09)		—	(0.09)	11.11	2.61%	0.75%	1.33%	15.89%	2,176	108%
1/11/2016 - 3/31/2016	9.10	0.03	0.54	0.57	—		—	—	9.67	5.82%	0.75%	1.60%	6.26%	564	27%
Class S
4/1/2018 - 9/30/2018 (6)	$12.15	$0.08	$1.21	$1.29	$—		$—	$—	$13.44	1.21%	0.65%	1.20%	10.62%	$658	36%
4/1/2017 - 3/31/2018	11.03	0.12	1.30	1.42	(0.22)		(0.08)	(0.30)	12.15	1.33%	0.65%	1.04%	12.85%	692	98%
4/1/2016 - 3/31/2017	9.66	0.15	1.39	1.54	(0.17)		—	(0.17)	11.03	2.46%	0.65%	1.43%	16.08%	1,184	108%
12/1/2015 - 3/31/2016	10.09	0.05	(0.30)	(0.25)	(0.18	)(11)	—	(0.18)	9.66	5.99%	0.65%	1.70%	(2.54%)	1,879	27%
3/20/2015 - 11/30/2015	10.26	0.12	(0.29)	(0.17)	—		—	—	10.09	9.85%	0.65%	1.72%	(1.66%)	1,895	45%
Pacific Funds Large-Cap Value (9), (10)
Class A
4/1/2018 - 9/30/2018 (6)	$11.34	$0.07	$0.53	$0.60	$—		$—	$—	$11.94	1.48%	1.10%	1.19%	5.29%	$3,937	15%
4/1/2017 - 3/31/2018	10.75	0.11	0.86	0.97	(0.13)		(0.25)	(0.38)	11.34	1.47%	1.10%	0.96%	9.03%	3,304	50%
4/1/2016 - 3/31/2017	9.46	0.14	1.27	1.41	(0.10)		(0.02)	(0.12)	10.75	1.79%	1.10%	1.35%	14.92%	2,572	65%
1/11/2016 - 3/31/2016	8.97	0.04	0.45	0.49	—		—	—	9.46	10.34%	1.10%	1.92%	5.46%	499	48%
Class C
4/1/2018 - 9/30/2018 (6)	$11.25	$0.03	$0.52	$0.55	$—		$—	$—	$11.80	2.23%	1.85%	0.44%	4.89%	$4,178	15%
4/1/2017 - 3/31/2018	10.69	0.02	0.86	0.88	(0.07)		(0.25)	(0.32)	11.25	2.22%	1.85%	0.21%	8.16%	4,327	50%
4/1/2016 - 3/31/2017	9.45	0.06	1.26	1.32	(0.06)		(0.02)	(0.08)	10.69	2.54%	1.85%	0.60%	14.03%	3,056	65%
1/11/2016 - 3/31/2016	8.97	0.02	0.46	0.48	—		—	—	9.45	11.09%	1.85%	1.17%	5.35%	477	48%
Advisor Class
4/1/2018 - 9/30/2018 (6)	$11.37	$0.08	$0.54	$0.62	$—		$—	$—	$11.99	1.23%	0.85%	1.44%	5.45%	$20,590	15%
4/1/2017 - 3/31/2018	10.78	0.14	0.87	1.01	(0.17)		(0.25)	(0.42)	11.37	1.22%	0.85%	1.21%	9.33%	19,624	50%
4/1/2016 - 3/31/2017	9.47	0.16	1.26	1.42	(0.09)		(0.02)	(0.11)	10.78	1.54%	0.85%	1.60%	15.10%	24,779	65%
1/11/2016 - 3/31/2016	8.97	0.04	0.46	0.50	—		—	—	9.47	10.09%	0.85%	2.17%	5.57%	777	48%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Large-Cap Value (Continued) (9), (10)
Class S
4/1/2018 - 9/30/2018 (6)	$11.34	$0.09		$0.53	$0.62	$—	$—	$—	$11.96	1.08%	0.75%	1.54%	5.47%	$1,961	15%
4/1/2017 - 3/31/2018	10.75	0.15		0.86	1.01	(0.17)	(0.25)	(0.42)	11.34	1.07%	0.75%	1.31%	9.36%	1,963	50%
4/1/2016 - 3/31/2017	9.47	0.17		1.28	1.45	(0.15)	(0.02)	(0.17)	10.75	1.39%	0.75%	1.70%	15.35%	1,365	65%
1/11/2016 - 3/31/2016	8.97	0.04		0.46	0.50	—	—	—	9.47	9.93%	0.75%	2.27%	5.57%	210	48%
Pacific Funds Small/Mid-Cap (9), (10)
Class A
4/1/2018 - 9/30/2018 (6)	$13.23	($0.01)		$1.28	$1.27	$—	$—	$—	$14.50	1.49%	1.30%	(0.11%)	9.60%	$27,143	13%
4/1/2017 - 3/31/2018	11.93	(0.04)		1.35	1.31	—	(0.01)	(0.01)	13.23	1.51%	1.30%	(0.28%)	11.02%	21,131	23%
4/1/2016 - 3/31/2017	9.93	(0.02)		2.05	2.03	—	(0.03)	(0.03)	11.93	1.71%	1.30%	(0.19%)	20.44%	18,360	45%
1/11/2016 - 3/31/2016	9.33	0.00	(7)	0.60	0.60	—	—	—	9.93	5.43%	1.30%	0.07%	6.43%	2,254	11%
Class C
4/1/2018 - 9/30/2018 (6)	$13.01	($0.06)		$1.26	$1.20	$—	$—	$—	$14.21	2.24%	2.05%	(0.86%)	9.22%	$18,680	13%
4/1/2017 - 3/31/2018	11.81	(0.13)		1.34	1.21	—	(0.01)	(0.01)	13.01	2.26%	2.05%	(1.03%)	10.28%	15,458	23%
4/1/2016 - 3/31/2017	9.91	(0.10)		2.03	1.93	—	(0.03)	(0.03)	11.81	2.46%	2.05%	(0.94%)	19.47%	7,383	45%
1/11/2016 - 3/31/2016	9.33	(0.01)		0.59	0.58	—	—	—	9.91	6.18%	2.05%	(0.68%)	6.22%	527	11%
Advisor Class
4/1/2018 - 9/30/2018 (6)	$13.28	$0.01		$1.28	$1.29	$—	$—	$—	$14.57	1.24%	1.05%	0.14%	9.71%	$228,937	13%
4/1/2017 - 3/31/2018	11.94	0.00	(7)	1.35	1.35	—	(0.01)	(0.01)	13.28	1.26%	1.05%	(0.03%)	11.34%	176,897	23%
4/1/2016 - 3/31/2017	9.92	0.01		2.05	2.06	(0.01)	(0.03)	(0.04)	11.94	1.46%	1.05%	0.06%	20.73%	70,260	45%
1/11/2016 - 3/31/2016	9.33	0.01		0.58	0.59	—	—	—	9.92	5.18%	1.05%	0.32%	6.32%	1,965	11%
Class S
4/1/2018 - 9/30/2018 (6)	$13.29	$0.01		$1.28	$1.29	$—	$—	$—	$14.58	1.09%	1.00%	0.19%	9.71%	$10,856	13%
4/1/2017 - 3/31/2018	11.94	0.00	(7)	1.36	1.36	—	(0.01)	(0.01)	13.29	1.11%	1.00%	0.02%	11.43%	9,977	23%
4/1/2016 - 3/31/2017	9.92	0.01		2.05	2.06	(0.01)	(0.03)	(0.04)	11.94	1.31%	1.00%	0.11%	20.78%	8,531	45%
12/1/2015 - 3/31/2016	10.48	0.01		(0.49)	(0.48)	(0.03)	(0.05)	(0.08)	9.92	9.62%	1.00%	0.37%	(4.55%)	711	11%
12/31/2014 - 11/30/2015	10.00	0.01		0.47	0.48	—	—	—	10.48	29.84%	1.00%	0.12%	4.80%	524	30%
Pacific Funds Small-Cap (9), (10)
Class A
4/1/2018 - 9/30/2018 (6)	$12.86	($0.01)		$1.07	$1.06	$—	$—	$—	$13.92	1.71%	1.30%	(0.11%)	8.24%	$5,849	26%
4/1/2017 - 3/31/2018	11.77	(0.02)		1.33	1.31	(0.01)	(0.21)	(0.22)	12.86	1.89%	1.30%	(0.16%)	11.17%	2,367	62%
4/1/2016 - 3/31/2017	9.68	(0.00	)(7)	2.19	2.19	(0.10)	—	(0.10)	11.77	3.44%	1.30%	(0.04%)	22.70%	1,759	62%
1/11/2016 - 3/31/2016	9.10	0.01		0.57	0.58	—	—	—	9.68	17.67%	1.30%	0.31%	6.37%	324	27%
Class C
4/1/2018 - 9/30/2018 (6)	$12.76	($0.06)		$1.07	$1.01	$—	$—	$—	$13.77	2.46%	2.05%	(0.86%)	7.92%	$1,033	26%
4/1/2017 - 3/31/2018	11.76	(0.11)		1.32	1.21	—	(0.21)	(0.21)	12.76	2.64%	2.05%	(0.91%)	10.32%	797	62%
4/1/2016 - 3/31/2017	9.66	(0.09)		2.19	2.10	—	—	—	11.76	4.19%	2.05%	(0.79%)	21.74%	641	62%
1/11/2016 - 3/31/2016	9.10	(0.01)		0.57	0.56	—	—	—	9.66	18.42%	2.05%	(0.44%)	6.15%	130	27%
Advisor Class
4/1/2018 - 9/30/2018 (6)	$13.04	$0.01		$1.08	$1.09	$—	$—	$—	$14.13	1.46%	1.05%	0.14%	8.36%	$19,045	26%
4/1/2017 - 3/31/2018	11.90	0.01		1.35	1.36	(0.01)	(0.21)	(0.22)	13.04	1.64%	1.05%	0.09%	11.45%	14,767	62%
4/1/2016 - 3/31/2017	9.68	0.02		2.21	2.23	(0.01)	—	(0.01)	11.90	3.19%	1.05%	0.21%	23.03%	8,265	62%
1/11/2016 - 3/31/2016	9.10	0.01		0.57	0.58	—	—	—	9.68	17.42%	1.05%	0.56%	6.37%	153	27%
Class S
4/1/2018 - 9/30/2018 (6)	$12.00	$0.01		$1.00	$1.01	$—	$—	$—	$13.01	1.31%	1.00%	0.19%	8.42%	$442	26%
4/1/2017 - 3/31/2018	10.95	0.02		1.24	1.26	—	(0.21)	(0.21)	12.00	1.49%	1.00%	0.14%	11.54%	457	62%
4/1/2016 - 3/31/2017	9.67	0.03		2.17	2.20	(0.92)	—	(0.92)	10.95	3.04%	1.00%	0.26%	23.03%	140	62%
12/1/2015 - 3/31/2016	10.31	0.02		(0.60)	(0.58)	(0.06)	—	(0.06)	9.67	10.38%	1.00%	0.61%	(5.68%)	497	27%
12/31/2014 - 11/30/2015	10.00	0.02		0.29	0.31	—	—	—	10.31	30.41%	1.00%	0.24%	3.10%	516	27%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Small-Cap Value (9), (10)
Class A
4/1/2018 - 9/30/2018 (6)	$11.17	$0.02		$0.66	$0.68	$—		$—	$—	$11.85	1.68%	1.30%	0.38%	6.09%	$1,577	22%
4/1/2017 - 3/31/2018	11.52	0.02		0.62	0.64	(0.03)		(0.96)	(0.99)	11.17	1.65%	1.30%	0.14%	5.41%	1,105	47%
4/1/2016 - 3/31/2017	9.47	0.03		2.13	2.16	(0.06)		(0.05)	(0.11)	11.52	1.90%	1.30%	0.23%	22.65%	743	76%
1/11/2016 - 3/31/2016	8.80	0.02		0.65	0.67	—		—	—	9.47	15.99%	1.30%	0.97%	7.73%	148	17%
Class C
4/1/2018 - 9/30/2018 (6)	$11.06	($0.02)		$0.64	$0.62	$—		$—	$—	$11.68	2.43%	2.05%	(0.37%)	5.61%	$1,572	22%
4/1/2017 - 3/31/2018	11.46	(0.07)		0.63	0.56	—		(0.96)	(0.96)	11.06	2.40%	2.05%	(0.61%)	4.72%	1,568	47%
4/1/2016 - 3/31/2017	9.46	(0.06)		2.12	2.06	(0.01)		(0.05)	(0.06)	11.46	2.65%	2.05%	(0.52%)	21.81%	1,105	76%
1/11/2016 - 3/31/2016	8.80	0.00	(7)	0.66	0.66	—		—	—	9.46	16.74%	2.05%	0.22%	7.50%	121	17%
Advisor Class
4/1/2018 - 9/30/2018 (6)	$11.24	$0.04		$0.66	$0.70	$—		$—	$—	$11.94	1.43%	1.05%	0.63%	6.23%	$16,921	22%
4/1/2017 - 3/31/2018	11.59	0.05		0.63	0.68	(0.07)		(0.96)	(1.03)	11.24	1.40%	1.05%	0.39%	5.70%	15,511	47%
4/1/2016 - 3/31/2017	9.48	0.05		2.15	2.20	(0.04)		(0.05)	(0.09)	11.59	1.65%	1.05%	0.48%	23.02%	20,617	76%
1/11/2016 - 3/31/2016	8.80	0.02		0.66	0.68	—		—	—	9.48	15.74%	1.05%	1.22%	7.84%	261	17%
Class S
4/1/2018 - 9/30/2018 (6)	$11.21	$0.04		$0.66	$0.70	$—		$—	$—	$11.91	1.28%	1.00%	0.68%	6.24%	$10,198	22%
4/1/2017 - 3/31/2018	11.55	0.05		0.64	0.69	(0.07)		(0.96)	(1.03)	11.21	1.25%	1.00%	0.44%	5.78%	9,657	47%
4/1/2016 - 3/31/2017	9.47	0.06		2.13	2.19	(0.06)		(0.05)	(0.11)	11.55	1.50%	1.00%	0.53%	23.02%	9,655	76%
12/1/2015 - 3/31/2016	10.14	0.04		(0.49)	(0.45)	(0.12)		(0.10)	(0.22)	9.47	16.02%	1.00%	1.27%	(4.37%)	1,118	17%
12/31/2014 - 11/30/2015	10.00	0.06		0.08	0.14	—		—	—	10.14	26.85%	1.00%	0.63%	1.40%	706	29%
Pacific Funds Small-Cap Growth (9), (10)
Class A
4/1/2018 - 9/30/2018 (6)	$12.26	($0.04)		$1.77	$1.73	$—		$—	$—	$13.99	1.56%	1.30%	(0.58%)	14.11%	$3,012	28%
4/1/2017 - 3/31/2018	11.14	(0.08)		1.68	1.60	—		(0.48)	(0.48)	12.26	1.62%	1.30%	(0.65%)	14.51%	713	51%
4/1/2016 - 3/31/2017	9.61	(0.07)		1.80	1.73	—		(0.20)	(0.20)	11.14	1.93%	1.30%	(0.68%)	17.83%	514	49%
1/11/2016 - 3/31/2016	9.27	(0.01)		0.35	0.34	—		—	—	9.61	12.44%	1.30%	(0.70%)	3.88%	43	7%
Class C
4/1/2018 - 9/30/2018 (6)	$12.06	($0.09)		$1.73	$1.64	$—		$—	$—	$13.70	2.32%	2.05%	(1.33%)	13.60%	$805	28%
4/1/2017 - 3/31/2018	11.05	(0.16)		1.65	1.49	—		(0.48)	(0.48)	12.06	2.37%	2.05%	(1.40%)	13.62%	759	51%
4/1/2016 - 3/31/2017	9.61	(0.15)		1.79	1.64	—		(0.20)	(0.20)	11.05	2.68%	2.05%	(1.43%)	17.14%	187	49%
1/11/2016 - 3/31/2016	9.27	(0.03)		0.37	0.34	—		—	—	9.61	13.19%	2.05%	(1.45%)	3.67%	34	7%
Class P
4/1/2018 - 9/30/2018 (6)	$12.35	($0.02)		$1.77	$1.75	$—		$—	$—	$14.10	1.17%	1.05%	(0.33%)	14.17%	$38,339	28%
4/1/2017 - 3/31/2018	11.19	(0.05)		1.69	1.64	—		(0.48)	(0.48)	12.35	1.22%	1.05%	(0.40%)	14.80%	26,764	51%
6/8/2016 - 3/31/2017	10.06	(0.04)		1.37	1.33	—		(0.20)	(0.20)	11.19	1.43%	1.05%	(0.43%)	13.29%	12,385	49%
Advisor Class
4/1/2018 - 9/30/2018 (6)	$12.35	($0.02)		$1.78	$1.76	$—		$—	$—	$14.11	1.32%	1.05%	(0.33%)	14.25%	$15,736	28%
4/1/2017 - 3/31/2018	11.19	(0.05)		1.69	1.64	—		(0.48)	(0.48)	12.35	1.37%	1.05%	(0.40%)	14.80%	13,574	51%
4/1/2016 - 3/31/2017	9.64	(0.05)		1.80	1.75	—		(0.20)	(0.20)	11.19	1.68%	1.05%	(0.43%)	18.23%	13,321	49%
1/11/2016 - 3/31/2016	9.27	(0.01)		0.38	0.37	—		—	—	9.64	12.19%	1.05%	(0.45%)	3.99%	234	7%
Class S
4/1/2018 - 9/30/2018 (6)	$12.38	($0.01)		$1.78	$1.77	$—		$—	$—	$14.15	1.17%	0.90%	(0.18%)	14.30%	$12,219	28%
4/1/2017 - 3/31/2018	11.20	(0.03)		1.69	1.66	—		(0.48)	(0.48)	12.38	1.22%	0.90%	(0.25%)	14.97%	10,826	51%
4/1/2016 - 3/31/2017	9.63	(0.03)		1.80	1.77	(0.00	)(7)	(0.20)	(0.20)	11.20	1.53%	0.90%	(0.28%)	18.47%	9,680	49%
1/11/2016 - 3/31/2016	9.27	(0.00	)(7)	0.36	0.36	—		—	—	9.63	12.04%	0.90%	(0.29%)	3.88%	411	7%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

(1)	For share classes that commenced operations after April 1, 2013, the first date reported represents the commencement date of operations for that share class.
(2)	Net investment income (loss) per share has been calculated using the average shares method.
(3)	The ratios are annualized for periods of less than one full year.
(4)	The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any, as discussed in Notes 6 and 7B in Notes to Financial Statements. The expense ratios for all the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives do not include fees and expenses of the underlying funds (see Note 1 in Notes to Financial Statements) in which the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives invest.
(5)	The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.
(6)	Unaudited for the six-month period ended September 30, 2018.
(7)	Reflects an amount rounding to less than $0.01 per share.
(8)	The annualized ratios of expenses, excluding interest expense, after expense reductions to average net assets for the six-month period ended September 30, 2018 are as follows:

Fund	Class A	Class C	Class I	Class P	Advisor Class
Pacific Funds Floating Rate Income	0.99%	1.69%	0.69%	0.69%	0.74%

(9)	Because of the change in fiscal year end from November 30 to March 31 for the Fund, the following periods are shown for the Fund prior to April 1, 2016: (i) the period from December 31, 2014 through November 30, 2015, which reflects the fiscal year end prior to the reorganization and (ii) the period from December 1, 2015 or class commencement date through March 31, 2016, which reflects the change in fiscal year end for the Fund upon the reorganization.
(10)	Investor Class shares were converted to Class A shares on July 31, 2018 (see Note 1 in Notes to Financial Statements).
(11)	Includes $0.01 per share return of capital distribution.

See Notes to Financial Statements

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company, and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of September 30, 2018, the Trust was comprised of thirty-five separate funds, seventeen of which are presented in these financial statements (each individually a “Fund”, and collectively the “Funds”):

Fund
Pacific FundsSM Portfolio Optimization Conservative (1)
Pacific FundsSM Portfolio Optimization Moderate-Conservative (1)
Pacific FundsSM Portfolio Optimization Moderate (1)
Pacific FundsSM Portfolio Optimization Growth (1)
Pacific FundsSM Portfolio Optimization Aggressive-Growth (1)
Pacific FundsSM Diversified Alternatives
Pacific FundsSM Short Duration Income (2)
Pacific FundsSM Core Income (2)
Pacific FundsSM Strategic Income (2)

Fund
Pacific FundsSM Floating Rate Income (2)
Pacific FundsSM High Income (2)
Pacific FundsSM Large-Cap (3)
Pacific FundsSM Large-Cap Value (3)
Pacific FundsSM Small/Mid-Cap (3)
Pacific FundsSM Small-Cap (3)
Pacific FundsSM Small-Cap Value (3)
Pacific FundsSM Small-Cap Growth (3)

(1)	These Funds are collectively known as the “Portfolio Optimization Funds”.
(2)	These Funds are collectively known as the “PF Fixed Income Funds”.
(3)	These Funds are collectively known as the “PF U.S. Equity Funds”.

The Portfolio Optimization Funds offer Class A, Class B, Class C, Class R, and Advisor Class shares. Pacific Funds Diversified Alternatives offers Class A, Class C, and Advisor Class shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class B shares are subject to a maximum 5.00% contingent deferred sales charge (“CDSC”); (iii) Class C shares are subject to a maximum 1.00% CDSC; and (iv) Class R and Advisor Class shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1.00% on redemptions of such Class A shares within one year of purchase, which may be waived in certain circumstances. Class B shares were closed to any new or additional purchases (except through reinvestment of dividends and capital gains distributions) as of the close of business on July 31, 2017.

The PF Fixed Income Funds offer Class A, Class C, Class I, and Advisor Class shares. Additionally, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income offer Class P shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares of Pacific Funds Short Duration Income and Pacific Funds Floating Rate Income are subject to a maximum 3.00% front-end sales charge, and Class A shares of Pacific Funds Core Income, Pacific Funds Strategic Income, and Pacific Funds High Income are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I, Class P, and Advisor Class shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances.

The PF U.S. Equity Funds offer Class A, Class C, Advisor Class, and Class S shares. Effective July 31, 2018, all Investor Class shares in the PF U.S. Equity Funds were converted to Class A shares within each Fund. Additionally, Pacific Funds Small-Cap Growth offers Class P shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class P, Advisor Class, and Class S shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances.

The Trust’s distributor receives all net commissions (front-end sales charges and CDSCs) from the sales of all applicable share classes (see Note 6).

The Portfolio Optimization Funds invest their assets in Class P shares of certain other funds of the Trust (collectively, the “PF Underlying Funds”) as well as Class P shares of Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth. Pacific Funds Diversified Alternatives invests all of its assets in certain PF Underlying Funds and Class P shares of Pacific Funds Floating Rate Income.

There is a separate semi-annual report containing the financial statements for the PF Underlying Funds, which is available without charge. For information on how to obtain the semi-annual report for these Funds, see the Where to Go for More Information section of this report on page D-4.

C-1

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP. The following Accounting Standards Update (“ASU”) was implemented during this reporting cycle.

On August 28, 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. This update intends to improve the effectiveness of disclosure requirements on fair value measurements, including the consideration of costs and benefits. Changes to disclosure as a result of the implementation of ASU 2018-13, if any, are disclosed in Note 3D.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

For the Portfolio Optimization Funds, Pacific Funds Diversified Alternatives, and PF U.S. Equity Funds, dividends on net investment income, if any, are generally declared and paid annually. For the PF Fixed Income Funds (except Pacific Funds Floating Rate Income), dividends on net investment income, if any, are generally declared and paid monthly. For Pacific Funds Floating Rate Income, dividends, if any, are generally declared daily and paid monthly. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders. All realized capital gains are distributed at least annually for each Fund. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW PRONOUNCEMENTS

On March 30, 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities, which requires the premium associated with the purchase of callable debt securities be amortized to the earliest call date and no longer amortized through the

C-2

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

contractual life of the instrument. The changes are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of this ASU and its impact on the financial statements of the Trust.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund presented in these financial statements is divided into shares and share classes. The price per share of each class of a Fund’s shares is called the NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Mutual Funds

Fund investments in affiliated or unaffiliated mutual funds are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are

C-3

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of September 30, 2018, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche

C-4

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Total Return Swaps – Total return swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds. This semi-annual report contains information about the risks associated with investing in Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth. The semi-annual report for the PF Underlying Funds contains information about the risks associated with investing in the PF Underlying Funds.

C-5

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Allocations among the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth (See Note 7C).

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. The exact time frame for the implementation of Brexit is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk, and geographic focus risk, among other risks.

C-6

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2018, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2018, Pacific Funds Floating Rate Income had unfunded loan commitments of $4,110,514 (see details in the Notes to Schedule of Investments).

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

C-7

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below. The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same derivative risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds

C-8

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds. The semi-annual report of the PF Underlying Funds discusses in further detail the derivative instruments and the reasons a PF Underlying Fund invested in derivatives during the reporting period.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

None of the Funds presented in these financial statements held total return swaps as of September 30, 2018.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

None of the Funds presented in these financial statements were subject to enforceable master agreements with netting arrangements as of September 30, 2018.

C-9

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Investment Adviser to each Fund of the Trust. PLFA manages the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives. PLFA also manages the PF Fixed Income Funds under the name Pacific Asset Management. For the PF U.S. Equity Funds, PLFA has retained another investment management firm to sub-advise each Fund, as discussed later in this section. PLFA receives investment advisory fees from each Fund which are based on the following annual percentage of the average daily net assets of each Fund:

Fund	Advisory Fee Rate
Pacific Funds Portfolio Optimization Conservative (1) Pacific Funds Portfolio Optimization Moderate-Conservative (1) Pacific Funds Portfolio Optimization Moderate (1) Pacific Funds Portfolio Optimization Growth (1) Pacific Funds Portfolio Optimization Aggressive-Growth (1) Pacific Funds Diversified Alternatives (1)	0.20%
Pacific Funds Short Duration Income (2)	0.40%
Pacific Funds Core Income (2)	0.50%
Pacific Funds Strategic Income (2) Pacific Funds High Income (2)	0.60%
Pacific Funds Floating Rate Income (2) Pacific Funds Large-Cap (3) Pacific Funds Large-Cap Value	0.65%
Pacific Funds Small/Mid-Cap Pacific Funds Small-Cap Pacific Funds Small-Cap Value Pacific Funds Small-Cap Growth	0.85%

(1)

PLFA has agreed to waive the following advisory fees through July 31, 2019: 1) 0.025% on net assets above $2 billion through $3 billion; 2) 0.050% on net assets above $3 billion through $5 billion; 3) 0.075% on net assets above $5 billion through $7.5 billion; and 4) 0.100% on net assets above $7.5 billion. There is no guarantee that PLFA will continue such waiver after that date. As of the period ended September 30, 2018, none of the Funds meet net asset levels where portions of the advisory fee would be waived.

(2)

PLFA has agreed to waive the following advisory fees through July 31, 2019: 1) 0.025% on net assets above $1 billion through $2 billion; 2) 0.050% on net assets above $2 billion through $3 billion; and 3) 0.075% on net assets above $3 billion. There is no guarantee that PLFA will continue such waiver after that date. As of the period ended September 30 2018, none of the Funds meet net asset levels where portions of the advisory fee would be waived with exception of Pacific Funds Floating Rate Income.

(3)	PLFA agreed to waive 0.10% of its advisory fee through July 31, 2019 for Pacific Funds Large-Cap. There is no guarantee that PLFA will continue such waiver after that date.

Pursuant to a Sub-Advisory Agreement, the Trust and PLFA engaged Rothschild Asset Management Inc. under PLFA’s supervision to act as sub-adviser for the PF U.S. Equity Funds. PLFA, as Investment Adviser to each PF U.S. Equity Fund, pays related management fees to Rothschild Asset Management Inc. as compensation for its sub-advisory services provided to each PF U.S. Equity Fund.

Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and Investment Adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of Pacific Life and PLFA (including individuals who may be officers or Trustees of the Trust), to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust. Support services do not include services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pacific Life receives an administration fee from each Fund and applicable share class presented in these financial statements, which are based on the following annual percentage of average daily net assets of each Fund:

Fund	Share Class	Administration Fee Rate
Portfolio Optimization Funds	A, B, C, R, and Advisor	0.15%
Pacific Funds Diversified Alternatives	A, C, and Advisor	0.15%
Pacific Funds Short Duration Income Pacific Funds Strategic Income	A, C, and Advisor	0.30%
	I	0.15%
Pacific Funds Core Income Pacific Funds Floating Rate Income Pacific Funds High Income	A, C, and Advisor	0.30%
	I and P	0.15%
PF U.S. Equity Funds	A, C, and Advisor	0.30%
	S	0.15%
Pacific Funds Small-Cap Growth	P	0.15%

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of

C-10

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Distributor receives distribution and service fees pursuant to class-specific distribution and service plans, each adopted in accordance with Rule 12b-1 (“12b-1”) under the 1940 Act (together the “12b-1 Plans”) for Class B, C, and R shares. The Distributor also receives service fees pursuant to a non-12b-1 service plan for Class A shares (“Class A Plan”). The Distributor receives distribution and/or service fees from each Fund and applicable share class presented in these financial statements, which are based on the following annual percentages of average daily net assets:

Plan	Share Class	Distribution Fee Rate	Service Fee Rate
12b-1 Plans	B and C	0.75%	0.25%
	R	0.25%	0.25%
	Investor (1)	0.25%
Class A Plan	A		0.25%

(1)	Investor Class shares were converted to Class A shares on July 31, 2018 (see Note 1 in Notes to Financial Statements).

There are no distribution and service fees for Class I, Class P, Advisor Class, and Class S shares. The distribution and service fees are accrued daily. For the period ended September 30, 2018, the Distributor, acting as underwriter, received net commissions (front-end sales charges) of $2,933,972 from the sale of Class A shares and received $135,778 in CDSC from redemptions of Class A, B, and C shares.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION AND/OR SERVICE FEES, AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, the administration fees earned by Pacific Life, the distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the period ended September 30, 2018 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2018 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund presented in these financial statements for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets. These operating expenses include, but are not limited to: administration fees and expenses; organizational expenses; custody expenses; expenses for audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; and extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses, and other expenses not incurred in the ordinary course of each Fund’s business. The expense caps for each Fund and share class presented in these financial statements are as follows:

Fund	Share Class	Expense Caps
Portfolio Optimization Funds	A, B, C, R, and Advisor	0.15% through 7/31/2019 and 0.30% thereafter through 7/31/2023
Pacific Funds Short Duration Income	A, C, I, and Advisor	0.10% through 7/31/2019
Pacific Funds Core Income	A and C	0.10% through 7/31/2019
	I, Advisor, and P	0.05% through 7/31/2019
Pacific Funds Strategic Income	A and Advisor	0.10% through 7/31/2019
	C and I	0.05% through 7/31/2019
Pacific Funds Floating Rate Income	A and Advisor	0.10% through 7/31/2019
	C, I, and P	0.05% through 7/31/2019
Pacific Funds High Income	A, I, Advisor, and P	0.10% through 7/31/2019
	C	0.05% through 7/31/2019
Pacific Funds Diversified Alternatives	A, C, and Advisor	0.40% through 7/31/2019
Pacific Funds Large-Cap Pacific Funds Large-Cap Value	A	0.20% through 7/31/2020
	C and Advisor	0.20% through 7/31/2019
	S	0.10% through 7/31/2019
Pacific Funds Small/Mid-Cap Pacific Funds Small-Cap Pacific Funds Small-Cap Value	A	0.20% through 7/31/2020
	C and Advisor	0.20% through 7/31/2019
	S	0.15% through 7/31/2019
Pacific Funds Small-Cap Growth	A	0.15% through 7/31/2020
	C, Advisor, and P	0.20% through 7/31/2019
	S	0.05% through 7/31/2019

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from

C-11

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund presented in these financial statements for the period ended September 30, 2018 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of September 30, 2018 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of September 30, 2018 that are subject to recoupment by PLFA from the Funds presented in these financial statements are as follows:

Fund	3/31/2019	3/31/2020	3/31/2021	3/31/2022
Pacific Funds Portfolio Optimization Conservative	$289,997	$290,877	$250,155	$120,247
Pacific Funds Portfolio Optimization Moderate-Conservative	393,236	376,333	334,819	159,176
Pacific Funds Portfolio Optimization Moderate	954,419	946,295	841,944	406,882
Pacific Funds Portfolio Optimization Growth	708,782	694,650	646,561	317,739
Pacific Funds Portfolio Optimization Aggressive-Growth	259,000	256,470	256,481	130,916
Pacific Funds Diversified Alternatives	11,890	28,564	6,603	—
Pacific Funds Short Duration Income	369,896	600,137	1,000,932	600,025
Pacific Funds Core Income	1,162,780	1,321,088	2,102,504	967,421
Pacific Funds Strategic Income	445,582	587,614	1,246,313	785,261
Pacific Funds Floating Rate Income	1,185,282	1,512,901	3,114,566	2,072,164
Pacific Funds High Income	124,097	118,054	119,953	85,402
Pacific Funds Large-Cap	31,382	136,174	87,705	48,285
Pacific Funds Large-Cap Value	29,093	157,996	111,953	56,055
Pacific Funds Small/Mid-Cap	27,939	202,048	341,697	243,430
Pacific Funds Small-Cap	25,943	135,916	88,698	51,984
Pacific Funds Small-Cap Value	29,397	161,192	104,441	51,041
Pacific Funds Small-Cap Growth	25,758	150,256	107,736	56,814

Total	$6,074,473	$7,676,565	$10,763,061	$6,152,842

During the period ended September 30, 2018, PLFA recouped $18,987 from Pacific Funds Diversified Alternatives under the expense limitation agreement. There was no recoupment of expense reimbursement by PLFA from any other Funds presented in these financial statements for the period ended September 30, 2018.

C. INVESTMENTS IN AFFILIATED FUNDS

As of September 30, 2018, each of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth. A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended September 30, 2018 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2018	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2018
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$12,008,188	$696,413	$202,583	$1,391,852	($48,700)	($83,838)	$11,382,794	1,097,666
Pacific Funds Floating Rate Income	10,788,557	75,032	240,621	1,314,019	(9,345)	21,089	9,801,935	965,708
Pacific Funds High Income	13,332,629	60,930	319,817	4,352,817	(22,596)	17,451	9,355,414	923,535
PF Inflation Managed	22,457,862	129,091	—	2,671,745	26,583	(20,398)	19,921,393	2,243,400
PF Managed Bond	108,532,267	618,181	—	12,237,989	(310,966)	(699,367)	95,902,126	9,150,966
PF Short Duration Bond	40,140,896	232,365	—	4,652,399	(59,791)	367,857	36,028,928	3,650,347
PF Emerging Markets Debt	12,362,023	3,764,505	—	1,608,911	(92,627)	(664,796)	13,760,194	1,567,220
PF Comstock (4)	4,391,519	1,922	—	4,622,244	2,624,866	(2,396,063)	—	—
PF Growth	2,177,824	961	—	2,360,738	1,119,503	(937,550)	—	—
Pacific Funds Small-Cap Growth	—	988,860	—	14,890	(13)	(2,065)	971,892	68,928
PF Developing Growth	—	423,797	—	6,380	33	3,068	420,518	21,913
PF Large-Cap Growth (4)	431,220	192	—	474,559	231,702	(188,555)	—
PF Large-Cap Value	5,438,384	26,395	—	1,635,393	829,885	(537,745)	4,121,526	226,085
PF Multi-Asset	28,274,555	20,519,650	—	—	—	2,810,786	51,604,991	5,074,237
PF Small-Cap Value	1,469,882	8,903	—	234,074	36,117	69,892	1,350,720	112,279
PF Main Street Core (4)	1,735,705	769	—	1,833,744	1,138,476	(1,041,206)	—	—
PF Mid-Cap Equity	736,134	321	—	780,526	450,159	(406,088)	—	—
PF Mid-Cap Value (4)	4,689,761	2,049	—	4,795,168	1,119,128	(1,015,770)	—	—
PF Emerging Markets	7,523,652	185,232	—	3,643,463	632,098	(1,214,688)	3,482,831	216,594
PF International Large-Cap	5,745,646	6,565	—	5,202,512	1,206,613	(1,075,726)	680,586	32,103
PF International Small-Cap	3,013,395	37,742	—	345,178	(14,214)	(115,173)	2,576,572	240,128
PF International Value	2,434,976	6,808	—	1,454,828	415,673	(442,106)	960,523	95,385
PF Real Estate	1,539,980	1,421,561	—	261,401	(69,259)	159,870	2,790,751	218,882
PF Currency Strategies	5,609,576	32,050	—	692,368	(45,621)	58,584	4,962,221	543,507
PF Equity Long/Short	5,580,935	408,124	—	638,577	(54,434)	(435,053)	4,860,995	548,645
PF Global Absolute Return	5,670,880	194,576	—	638,578	(55,308)	(244,455)	4,927,115	550,516
	$306,086,446	$29,842,994	$763,021	$57,864,353	$9,047,962	($8,012,045)	$279,864,025	27,548,044

C-12

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2018	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2018
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$15,100,997	$7,854	$243,583	$1,900,270	($61,865)	($105,219)	$13,285,080	1,281,107
Pacific Funds Floating Rate Income	16,022,369	27,207	356,504	1,990,448	(14,479)	31,256	14,432,409	1,421,912
Pacific Funds High Income	11,598,181	6,068	325,630	1,434,756	(9,005)	(984)	10,485,134	1,035,058
PF Inflation Managed	18,850,021	9,759	—	2,278,290	24,866	(18,700)	16,587,656	1,867,979
PF Managed Bond	136,762,116	70,569	—	18,947,450	(538,541)	(762,599)	116,584,095	11,124,436
PF Short Duration Bond	31,521,230	35,847	—	3,750,478	(51,097)	292,186	28,047,688	2,841,711
PF Emerging Markets Debt	16,056,221	5,440,659	—	2,277,940	(140,674)	(845,461)	18,232,805	2,076,629
Pacific Funds Small-Cap Growth	1,509,760	1,479,488	—	266,079	33,944	165,018	2,922,131	207,243
PF Comstock (4)	11,118,411	6,069	—	11,703,487	5,318,267	(4,739,260)	—	—
PF Developing Growth	652,667	634,066	—	175,993	51,670	127,757	1,290,167	67,231
PF Growth	2,330,560	1,309	—	2,526,788	1,798,699	(1,603,780)	—	—
PF Large-Cap Growth (4)	2,348,242	1,309	—	2,584,861	1,282,835	(1,047,525)	—	—
PF Large-Cap Value	12,587,390	7,021	—	7,281,954	3,552,279	(3,006,007)	5,858,729	321,378
PF Multi-Asset	71,419,307	57,378,728	—	—	—	7,251,125	136,049,160	13,377,499
PF Main Street Core (4)	10,528,986	5,831	—	11,124,917	5,448,379	(4,858,279)	—	—
PF Mid-Cap Equity	2,840,731	1,547	—	3,012,429	1,492,029	(1,321,878)	—	—
PF Mid-Cap Value (4)	6,957,566	3,808	—	7,114,239	1,631,022	(1,478,157)	—	—
PF Small-Cap Value	4,388,500	2,380	—	731,337	133,741	183,604	3,976,888	330,581
PF Emerging Markets	17,886,152	422,237	—	6,313,409	1,342,516	(2,668,901)	10,668,595	663,470
PF International Large-Cap	12,990,756	6,902	—	11,286,223	4,203,258	(3,911,207)	2,003,486	94,504
PF International Small-Cap	8,945,799	108,740	—	1,087,087	(46,316)	(339,017)	7,582,119	706,628
PF International Value	9,943,151	5,236	—	7,212,449	1,732,837	(1,843,189)	2,625,586	260,733
PF Real Estate	4,571,967	2,114,743	—	765,179	(223,696)	520,277	6,218,112	487,695
PF Currency Strategies	8,332,641	4,284	—	1,050,270	(65,938)	88,643	7,309,360	800,587
PF Equity Long/Short	8,288,482	599,417	—	1,005,575	(92,009)	(637,780)	7,152,535	807,284
PF Global Absolute Return	8,422,793	280,921	—	1,005,576	(67,389)	(377,439)	7,253,310	810,426
	$451,974,996	$68,661,999	$925,717	$108,827,484	$26,735,333	($20,905,516)	$418,565,045	40,584,091

Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$29,863,502	$47,326	$472,091	$4,380,517	($162,800)	($169,645)	$25,669,957	2,475,406
Pacific Funds Floating Rate Income	20,353,016	58,954	459,471	1,948,566	(13,917)	37,170	18,946,128	1,866,614
Pacific Funds High Income	33,708,038	47,933	837,532	9,385,531	(49,293)	33,275	25,191,954	2,486,866
PF Inflation Managed	27,244,820	133,885	—	2,598,053	27,912	(20,656)	24,787,908	2,791,431
PF Managed Bond	264,563,772	423,686	—	32,470,405	(901,190)	(1,630,922)	229,984,941	21,945,128
PF Short Duration Bond	40,623,281	316,736	—	3,897,080	(38,379)	354,516	37,359,074	3,785,114
PF Emerging Markets Debt	27,187,923	1,929,432	—	2,598,053	(147,573)	(1,543,370)	24,828,359	2,827,831
Pacific Funds Small-Cap Growth	9,630,161	4,513,925	—	1,316,806	31,548	1,259,807	14,118,635	1,001,322
PF Comstock (4)	37,382,885	14,452	—	39,353,930	16,370,294	(14,413,701)	—	—
PF Developing Growth	3,232,758	1,932,916	—	746,784	337,920	550,650	5,307,460	276,574
PF Growth	67,208,407	114,851	—	11,096,371	319,536	9,298,078	65,844,501	2,248,020
PF Large-Cap Growth (4)	17,088,528	6,727	—	18,814,005	9,151,981	(7,433,231)	—	—
PF Large-Cap Value	47,781,415	31,976,439	—	6,817,975	801,489	3,155,085	76,896,453	4,218,127
PF Multi-Asset	303,577,481	169,810,500	—	—	—	28,799,053	502,187,034	49,379,256
PF Main Street Core (4)	50,936,766	19,933	—	53,827,910	21,970,718	(19,099,507)	—	—
PF Mid-Cap Equity	12,957,985	4,984	—	13,742,694	5,232,856	(4,453,131)	—	—
PF Mid-Cap Value (4)	34,830,270	13,455	—	35,613,186	8,084,026	(7,314,565)	—	—
PF Small-Cap Value	32,641,447	56,803	—	4,593,267	833,033	1,527,624	30,465,640	2,532,472
PF Emerging Markets	66,250,540	2,022,558	—	19,168,131	3,866,411	(8,781,191)	44,190,187	2,748,146
PF International Large-Cap	42,435,927	45,746	—	22,702,924	9,528,502	(8,677,345)	20,629,906	973,109
PF International Small-Cap	33,146,658	625,309	—	3,247,593	(134,651)	(1,319,820)	29,069,903	2,709,217
PF International Value	42,201,525	56,848	—	13,079,380	2,411,084	(2,868,714)	28,721,363	2,852,171
PF Real Estate	13,566,494	6,446,840	—	1,854,279	(65,729)	951,175	19,044,501	1,493,686
PF Currency Strategies	23,314,463	38,625	—	2,269,220	(183,492)	238,742	21,139,118	2,315,347
PF Equity Long/Short	21,894,327	1,751,787	—	2,143,349	(179,102)	(1,758,563)	19,565,100	2,208,251
PF Global Absolute Return	22,242,579	917,486	—	2,143,350	(108,909)	(1,081,971)	19,825,835	2,215,177
	$1,325,864,968	$223,328,136	$1,769,094	$309,809,359	$76,982,275	($34,361,157)	$1,283,773,957	115,349,265

C-13

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2018	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2018
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$9,763,241	$135,291	$161,057	$1,023,281	($31,433)	($77,045)	$8,927,830	860,929
Pacific Funds Floating Rate Income	10,270,420	43,555	231,414	1,077,180	(7,883)	19,216	9,479,542	933,945
Pacific Funds High Income	10,228,959	19,781	290,570	1,077,177	(6,933)	(2,048)	9,453,152	933,184
PF Inflation Managed	5,165,217	22,521	—	538,568	4,481	(2,897)	4,650,754	523,734
PF Managed Bond	88,559,419	1,457,039	—	9,209,641	(233,689)	(585,898)	79,987,230	7,632,369
PF Emerging Markets Debt	20,604,556	1,464,266	—	2,154,290	(154,617)	(1,128,304)	18,631,611	2,122,051
Pacific Funds Small-Cap Growth	10,727,966	3,424,229	—	1,566,937	39,119	1,398,715	14,023,092	994,545
PF Comstock (4)	47,629,727	43,885	—	50,160,798	17,123,715	(14,636,529)	—	—
PF Developing Growth	3,930,872	1,466,881	—	942,864	93,847	976,457	5,525,193	287,920
PF Growth	100,139,562	93,199	—	40,854,938	1,263,544	11,517,425	72,158,792	2,463,598
PF Large-Cap Growth (4)	16,756,209	15,834	—	18,457,460	8,824,199	(7,138,782)	—
PF Large-Cap Value	61,938,367	28,822,216	—	8,875,428	871,871	3,818,396	86,575,422	4,749,063
PF Multi-Asset	242,328,530	202,258,723	—	—	—	24,809,819	469,397,072	46,155,071
PF Main Street Core (4)	53,064,448	49,766	—	56,101,141	21,612,313	(18,625,386)	—	—
PF Mid-Cap Equity	9,818,882	9,049	—	10,418,488	3,931,959	(3,341,402)	—	—
PF Mid-Cap Value (4)	19,899,376	18,549	—	20,357,771	4,615,478	(4,175,632)	—	—
PF Small-Cap Value	29,677,556	27,146	—	4,419,364	1,167,849	978,952	27,432,139	2,280,311
PF Emerging Markets	60,251,593	1,848,607	—	16,072,147	3,133,159	(7,547,444)	41,613,768	2,587,921
PF International Large-Cap	45,115,963	40,717	—	23,940,119	9,826,865	(8,929,527)	22,113,899	1,043,108
PF International Small-Cap	30,151,859	565,279	—	3,231,468	(137,850)	(1,183,138)	26,164,682	2,438,461
PF International Value	62,945,157	56,100	—	31,651,585	4,114,723	(4,811,524)	30,652,871	3,043,979
PF Real Estate	15,419,418	4,891,111	—	6,852,384	1,222,393	(341,298)	14,339,240	1,124,646
PF Currency Strategies	13,485,480	14,564	—	1,400,292	(87,022)	120,724	12,133,454	1,328,965
PF Equity Long/Short	13,539,320	1,123,106	—	1,454,164	(120,953)	(1,079,712)	12,007,597	1,355,259
PF Global Absolute Return	13,765,686	595,702	—	1,454,164	(16,280)	(719,327)	12,171,617	1,359,957
	$995,177,783	$248,507,116	$683,041	$313,291,649	$77,048,855	($30,686,189)	$977,438,957	84,219,016

Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Floating Rate Income	$3,463,583	$83,384	$79,404	$281,938	($2,081)	$6,291	$3,348,643	329,916
PF Managed Bond	24,042	—	—	23,656	(28)	(358)	—	—
PF Emerging Markets Debt	3,456,106	334,076	—	281,941	(16,365)	(199,101)	3,292,775	375,031
Pacific Funds Small-Cap Growth	4,903,851	1,294,799	—	563,313	10,817	657,335	6,303,489	447,056
PF Comstock (4)	16,355,050	66,051	—	17,280,515	6,466,138	(5,606,724)	—	—
PF Developing Growth	1,649,781	544,268	—	348,056	191,404	264,579	2,301,976	119,957
PF Growth	34,863,767	799,965	—	3,335,044	56,776	5,129,638	37,515,102	1,280,816
PF Large-Cap Growth (4)	13,397,863	55,376	—	14,810,591	5,986,879	(4,629,527)	—	—
PF Large-Cap Value	27,201,526	8,576,728	—	2,724,169	249,622	1,679,173	34,982,880	1,918,973
PF Multi-Asset	87,733,392	71,497,985	—	—	—	8,935,088	168,166,465	16,535,542
PF Main Street Core (4)	20,845,041	85,400	—	22,112,380	8,071,578	(6,889,639)	—	—
PF Mid-Cap Equity	4,958,077	20,016	—	5,278,504	1,915,516	(1,615,105)	—	—
PF Mid-Cap Value (4)	4,427,120	18,015	—	4,543,806	1,037,089	(938,418)	—	—
PF Small-Cap Value	13,341,629	297,910	—	1,676,786	370,859	596,183	12,929,795	1,074,796
PF Emerging Markets	23,672,464	1,235,861	—	5,310,947	804,092	(2,552,048)	17,849,422	1,110,039
PF International Large-Cap	19,109,882	280,189	—	8,852,501	3,875,698	(3,501,990)	10,911,278	514,683
PF International Small-Cap	11,811,550	514,299	—	986,778	(42,075)	(486,140)	10,810,856	1,007,535
PF International Value	26,144,575	383,296	—	11,135,711	1,195,517	(1,474,294)	15,113,383	1,500,832
PF Real Estate	5,190,610	1,801,836	—	612,920	(22,307)	374,369	6,731,588	527,968
PF Currency Strategies	3,509,231	74,478	—	294,753	(11,334)	18,121	3,295,743	360,980
PF Equity Long/Short	3,381,718	350,866	—	281,941	(23,109)	(278,994)	3,148,540	355,366
PF Global Absolute Return	3,448,337	208,857	—	281,942	(3,157)	(184,238)	3,187,857	356,185
	$332,889,195	$88,523,655	$79,404	$101,018,192	$30,111,529	($10,695,799)	$339,889,792	27,815,675

Pacific Funds Diversified Alternatives
Pacific Funds Floating Rate Income	$3,683,217	$944,164	$92,818	$682,069	$6,922	($186)	$4,044,866	398,509
PF Inflation Managed	2,056,202	521,874	—	378,927	(5,850)	2,869	2,196,168	247,316
PF Emerging Markets Debt	6,089,353	1,043,747	—	757,853	(85,923)	(311,219)	5,978,105	680,878
PF Emerging Markets	2,799,853	730,623	—	1,832,611	(105,201)	(137,551)	1,455,113	90,492
PF International Small-Cap	2,775,316	521,873	—	378,926	(29,998)	(99,095)	2,789,170	259,941
PF Real Estate	1,228,163	1,615,238	—	227,356	(52,213)	128,473	2,692,305	211,161
PF Currency Strategies	8,334,492	2,609,367	—	1,894,632	(51,271)	33,026	9,030,982	989,155
PF Equity Long/Short	4,411,448	1,148,122	—	833,638	(116,634)	(281,404)	4,327,894	488,476
PF Global Absolute Return	9,387,866	2,609,367	—	1,894,632	(67,716)	(480,990)	9,553,895	1,067,474
	$40,765,910	$11,744,375	$92,818	$8,880,644	($507,884)	($1,146,077)	$42,068,498	4,433,402

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)

Distributions received include distributions from net investment income, if any, from the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth.

(3)

Net realized gain (loss) includes capital gains distributions from the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth, if any.

(4)	All shares in the PF Comstock, PF Large-Cap Growth, PF Main Street Core, and PF Mid-Cap Value Funds were fully redeemed during the period.

C-14

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

As of September 30, 2018, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Diversified Alternatives	5.34%
Pacific Funds Large-Cap Value	58.16%
Pacific Funds Small-Cap Value	41.61%
Pacific Funds Small-Cap Growth	20.67%

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. A Trustee who defers compensation has the option to select credit rate options that track the performance, at NAV of Class A of certain series of the Trust without a sales load or at NAV of Class I shares of the Pacific Select Fund. Pacific Select Fund is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Select Fund. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended September 30, 2018, such expenses increased by $7,018 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of September 30, 2018, the total amount in the DCP Liability accounts for all applicable Funds presented in these financial statements was $43,101.

E. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

G. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board will be asked to determine that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended September 30, 2018, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act are summarized in the following table:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Pacific Funds Short Duration Income	$—	$8,672,559	($90,280)
Pacific Funds Core Income	—	21,520,873	(154,729)

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $125,000,000 committed revolving line of credit agreement with The Bank of New York Mellon (the “Bank”), which is renewed annually. The committed line of credit applies to Pacific Funds Floating Rate Income only. The interest rate on borrowing under the line of credit agreement is the higher of the Federal Funds effective rate or the overnight Eurodollar rate, plus 1.20%. Pacific Funds Floating Rate Income pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line up to a maximum of $312,500. As of September 30, 2018, the actual interest rate on borrowing by the Trust was 3.37%. The commitment fees and interest incurred by Pacific Funds Floating Rate Income are recorded as an expense. For the period ended September 30, 2018, Pacific Funds Floating Rate Income had no loans outstanding in connection with this revolving line of credit.

C-15

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended September 30, 2018, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Pacific Funds Portfolio Optimization Conservative	$—	$—	$30,606,015	$57,864,353
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	69,587,716	108,827,484
Pacific Funds Portfolio Optimization Moderate	—	—	225,097,230	309,809,359
Pacific Funds Portfolio Optimization Growth	—	—	249,190,157	313,291,649
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	88,603,059	101,018,192
Pacific Funds Diversified Alternatives	—	—	11,837,193	8,880,644
Pacific Funds Short Duration Income	13,359,101	—	187,870,439	161,683,058
Pacific Funds Core Income	71,933,985	68,545,027	226,665,242	301,564,767
Pacific Funds Strategic Income	25,212,266	25,228,437	301,857,779	273,550,622
Pacific Funds Floating Rate Income	—	—	1,522,319,572	1,175,529,041
Pacific Funds High Income	—	—	16,426,844	29,138,796
Pacific Funds Large-Cap	—	—	8,509,636	6,810,218
Pacific Funds Large-Cap Value	—	—	4,336,039	4,394,533
Pacific Funds Small/Mid-Cap	—	—	65,473,514	32,710,490
Pacific Funds Small-Cap	—	—	9,203,274	6,386,275
Pacific Funds Small-Cap Value	—	—	6,482,346	6,518,281
Pacific Funds Small-Cap Growth	—	—	24,787,611	16,243,480

10. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the year or period ended March 31, 2018, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for short-term capital gain distributions received, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, for tax purposes as of March 31, 2018:

		Distributable Earnings		Late-Year Ordinary and Post-October Losses Deferrals
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
Pacific Funds Portfolio Optimization Conservative	$—	$207,524	$15,081,462	$—	$—	$—	$—
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	33,401,316	361,146	—	—	361,146
Pacific Funds Portfolio Optimization Moderate	—	—	120,304,302	251,828	—	—	251,828
Pacific Funds Portfolio Optimization Growth	—	—	94,558,020	1,227,329	—	—	1,227,329
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	29,526,080	355,476	—	—	355,476
Pacific Funds Diversified Alternatives	—	—	211,070	13,526	—	—	13,526
Pacific Funds Short Duration Income	(1,660,459)	231,364	—	—	—	—	—
Pacific Funds Core Income	(14,940,157)	715,643	—	—	—	—	—
Pacific Funds Strategic Income	(8,207,407)	731,945	—	—	—	—	—
Pacific Funds Floating Rate Income	(38,073,700)	1,569,240	—	—	—	—	—
Pacific Funds Limited Duration High Income	(3,657,416)	26,372	—	—	—	—	—
Pacific Funds High Income	(8,690,963)	94,566	—	—	—	—	—
Pacific Funds Large-Cap	—	25,939	294,863	—	—	—	—
Pacific Funds Large-Cap Value	—	168,814	886,735	—	—	—	—
Pacific Funds Small/Mid-Cap	—	—	699,237	—	—	—	—
Pacific Funds Small-Cap	—	42,545	88,174	—	—	—	—
Pacific Funds Small-Cap Value	—	218,035	1,506,171	—	—	—	—
Pacific Funds Small-Cap Growth	—	—	1,078,811	42,866	—	—	42,866

C-16

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Accumulated capital losses represent net capital loss carryovers as of March 31, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2018 and capital loss carryover from prior years utilized during the year or period ended March 31, 2018:

	Unlimited Period of Net		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2018
	Capital Loss Carryover
Fund	Short Term	Long Term
Pacific Funds Portfolio Optimization Conservative	$—	$—	$—	$1,090,496
Pacific Funds Diversified Alternatives	—	—	—	109,306
Pacific Funds Short Duration Income	—	(1,660,459)	(1,660,459)	805,629
Pacific Funds Core Income	(5,856,804)	(9,083,353)	(14,940,157)	4,741,349
Pacific Funds Strategic Income	—	(8,207,407)	(8,207,407)	4,382,803
Pacific Funds Floating Rate Income	—	(38,073,700)	(38,073,700)	932,499
Pacific Funds Limited Duration High Income	(250,677)	(3,406,739)	(3,657,416)	3,875
Pacific Funds High Income	(3,230,606)	(5,460,357)	(8,690,963)	426,975
Pacific Funds Large-Cap	—	—	—	76,446

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of September 30, 2018, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation)	Net Unrealized Appreciation (Depreciation) on Other (2)	Net Unrealized Appreciation (Depreciation)
Pacific Funds Portfolio Optimization Conservative	$276,904,227	$4,723,492	($1,763,694)	$2,959,798	$—	$2,959,798
Pacific Funds Portfolio Optimization Moderate-Conservative	407,916,606	13,432,363	(2,783,924)	10,648,439	—	10,648,439
Pacific Funds Portfolio Optimization Moderate	1,164,760,287	125,626,995	(6,613,325)	119,013,670	—	119,013,670
Pacific Funds Portfolio Optimization Growth	849,954,622	130,662,861	(3,178,526)	127,484,335	—	127,484,335
Pacific Funds Portfolio Optimization Aggressive-Growth	284,549,782	56,117,490	(777,480)	55,340,010	—	55,340,010
Pacific Funds Diversified Alternatives	43,612,313	405,438	(1,949,253)	(1,543,815)	—	(1,543,815)
Pacific Funds Short Duration Income	469,127,836	1,202,289	(3,722,206)	(2,519,917)	—	(2,519,917)
Pacific Funds Core Income	635,519,453	1,921,549	(11,569,340)	(9,647,791)	—	(9,647,791)
Pacific Funds Strategic Income	607,946,959	4,987,083	(10,144,642)	(5,157,559)	(1,483)	(5,159,042)
Pacific Funds Floating Rate Income	1,934,370,235	9,539,785	(4,080,914)	5,458,871	(19,875)	5,438,996
Pacific Funds High Income	66,895,854	721,085	(1,258,610)	(537,525)	(144)	(537,669)
Pacific Funds Large-Cap	17,839,509	3,539,106	(195,186)	3,343,920	—	3,343,920
Pacific Funds Large-Cap Value	25,166,814	5,874,509	(494,778)	5,379,731	—	5,379,731
Pacific Funds Small/Mid-Cap	240,593,442	52,396,202	(8,110,430)	44,285,772	—	44,285,772
Pacific Funds Small-Cap	22,879,643	4,252,533	(759,835)	3,492,698	—	3,492,698
Pacific Funds Small-Cap Value	25,701,524	5,228,495	(787,545)	4,440,950	—	4,440,950
Pacific Funds Small-Cap Growth	59,491,259	13,204,971	(2,530,982)	10,673,989	—	10,673,989

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives, short sales, and foreign currencies, if any.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2014.

C-17

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gains distributions to shareholders during the period ended September 30, 2018 and the fiscal year ended March 31, 2018, were as follows:

	For the Six-Month Period Ended September 30, 2018			For the Year Ended March 31, 2018
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Pacific Funds Portfolio Optimization Conservative	$—	$—	$—	$5,864,391	$—	$5,864,391
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	—	8,726,055	4,984,858	13,710,913
Pacific Funds Portfolio Optimization Moderate	—	—	—	19,841,711	28,960,888	48,802,599
Pacific Funds Portfolio Optimization Growth	—	—	—	13,468,839	24,973,889	38,442,728
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	—	3,290,514	9,452,563	12,743,077
Pacific Funds Diversified Alternatives	—	—	—	642,859	—	642,859
Pacific Funds Short Duration Income	5,606,971	—	5,606,971	7,264,060	—	7,264,060
Pacific Funds Core Income	10,569,961	—	10,569,961	20,400,769	—	20,400,769
Pacific Funds Strategic Income	12,081,601	—	12,081,601	16,016,399	—	16,016,399
Pacific Funds Floating Rate Income	40,995,553	—	40,995,553	51,890,071	—	51,890,071
Pacific Funds High Income	2,113,001	—	2,113,001	1,400,258	—	1,400,258
Pacific Funds Large-Cap	—	—	—	99,599	91,459	191,058
Pacific Funds Large-Cap Value	—	—	—	787,226	285,516	1,072,742
Pacific Funds Small/Mid-Cap	—	—	—	158,695	46,194	204,889
Pacific Funds Small-Cap	—	—	—	130,030	129,971	260,001
Pacific Funds Small-Cap Value	—	—	—	2,228,046	692,924	2,920,970
Pacific Funds Small-Cap Growth	—	—	—	508,907	1,004,117	1,513,024

12. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended September 30, 2018 and the fiscal year ended March 31, 2018, were as follows:

	Pacific Funds Portfolio Optimization Conservative		Pacific Funds Portfolio Optimization Moderate-Conservative		Pacific Funds Portfolio Optimization Moderate		Pacific Funds Portfolio Optimization Growth
	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018
Class A
Shares sold	606,802	1,862,768	763,003	2,219,877	1,993,329	4,573,013	1,467,545	3,358,865
Dividends and distribution reinvested	—	251,720	—	567,952	—	1,840,517	—	1,421,816
Shares repurchased	(1,398,155)	(2,925,798)	(2,085,680)	(4,098,294)	(4,491,734)	(10,664,851)	(3,457,372)	(7,232,106)
Net increase (decrease)	(791,353)	(811,310)	(1,322,677)	(1,310,465)	(2,498,405)	(4,251,321)	(1,989,827)	(2,451,425)
Beginning shares outstanding	11,658,921	12,470,231	18,077,695	19,388,160	48,445,092	52,696,413	35,912,645	38,364,070
Ending shares outstanding	10,867,568	11,658,921	16,755,018	18,077,695	45,946,687	48,445,092	33,922,818	35,912,645
Class B
Shares sold	20,132	96,799	3,118	68,406	25,386	173,280	20,718	156,935
Dividends and distribution reinvested	—	36,347	—	84,578	—	285,597	—	205,810
Shares repurchased	(377,840)	(658,988)	(442,742)	(756,471)	(1,015,609)	(1,905,989)	(749,621)	(1,336,648)
Net increase (decrease)	(357,708)	(525,842)	(439,624)	(603,487)	(990,223)	(1,447,112)	(728,903)	(973,903)
Beginning shares outstanding	2,236,374	2,762,216	3,159,284	3,762,771	8,522,666	9,969,778	5,839,928	6,813,831
Ending shares outstanding	1,878,666	2,236,374	2,719,660	3,159,284	7,532,443	8,522,666	5,111,025	5,839,928
Class C
Shares sold	477,339	1,302,659	355,306	888,220	903,002	2,134,712	613,235	1,500,550
Dividends and distribution reinvested	—	195,310	—	378,552	—	1,098,406	—	734,622
Shares repurchased	(1,658,895)	(3,293,276)	(1,775,221)	(3,774,978)	(3,293,890)	(8,262,627)	(2,064,941)	(5,498,751)
Net increase (decrease)	(1,181,556)	(1,795,307)	(1,419,915)	(2,508,206)	(2,390,888)	(5,029,509)	(1,451,706)	(3,263,579)
Beginning shares outstanding	12,463,008	14,258,315	14,163,892	16,672,098	33,182,283	38,211,792	20,904,013	24,167,592
Ending shares outstanding	11,281,452	12,463,008	12,743,977	14,163,892	30,791,395	33,182,283	19,452,307	20,904,013
Class R
Shares sold	30,285	169,031	26,720	52,403	137,662	452,515	56,382	153,184
Dividends and distribution reinvested	—	10,522	—	12,463	—	64,753	—	40,288
Shares repurchased	(49,476)	(496,622)	(36,250)	(141,956)	(234,952)	(592,663)	(209,986)	(241,006)
Net increase (decrease)	(19,191)	(317,069)	(9,530)	(77,090)	(97,290)	(75,395)	(153,604)	(47,534)
Beginning shares outstanding	449,198	766,267	411,688	488,778	1,700,679	1,776,074	1,005,522	1,053,056
Ending shares outstanding	430,007	449,198	402,158	411,688	1,603,389	1,700,679	851,918	1,005,522
Advisor Class
Shares sold	212,955	645,171	200,891	223,680	751,644	960,627	755,969	442,524
Dividends and distribution reinvested	—	11,476	—	11,659	—	55,742	—	38,927
Shares repurchased	(261,934)	(425,881)	(89,228)	(223,525)	(386,182)	(713,947)	(243,694)	(338,539)
Net increase (decrease)	(48,979)	230,766	111,663	11,814	365,462	302,422	512,275	142,912
Beginning shares outstanding	722,168	491,402	411,763	399,949	1,615,701	1,313,279	1,049,862	906,950
Ending shares outstanding	673,189	722,168	523,426	411,763	1,981,163	1,615,701	1,562,137	1,049,862

C-18

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Portfolio Optimization Aggressive-Growth		Pacific Funds Diversified Alternatives		Pacific Funds Short Duration Income		Pacific Funds Core Income
	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018
Class A
Shares sold	529,878	1,046,502	132,629	259,543	1,344,535	5,645,132	561,196	2,853,778
Dividends and distribution reinvested	—	438,169	—	9,360	89,376	145,784	152,395	320,338
Shares repurchased	(740,503)	(1,719,876)	(62,425)	(48,684)	(2,614,855)	(3,072,099)	(3,983,273)	(5,788,158)
Net increase (decrease)	(210,625)	(235,205)	70,204	220,219	(1,180,944)	2,718,817	(3,269,682)	(2,614,042)
Beginning shares outstanding	11,150,086	11,385,291	493,040	272,821	9,201,812	6,482,995	12,628,391	15,242,433
Ending shares outstanding	10,939,461	11,150,086	563,244	493,040	8,020,868	9,201,812	9,358,709	12,628,391
Class B
Shares sold	12,755	65,522
Dividends and distribution reinvested	—	59,328
Shares repurchased	(203,608)	(427,490)
Net increase (decrease)	(190,853)	(302,640)
Beginning shares outstanding	1,634,770	1,937,410
Ending shares outstanding	1,443,917	1,634,770
Class C
Shares sold	242,486	789,991	41,722	212,173	537,262	1,455,593	272,453	1,034,435
Dividends and distribution reinvested	—	206,344	—	5,700	33,980	47,646	96,974	170,753
Shares repurchased	(589,119)	(1,550,277)	(10,268)	(55,446)	(774,601)	(1,347,545)	(1,613,763)	(2,995,730)
Net increase (decrease)	(346,633)	(553,942)	31,454	162,427	(203,359)	155,694	(1,244,336)	(1,790,542)
Beginning shares outstanding	5,899,237	6,453,179	314,093	151,666	4,339,492	4,183,798	9,674,451	11,464,993
Ending shares outstanding	5,552,604	5,899,237	345,547	314,093	4,136,133	4,339,492	8,430,115	9,674,451
Class I
Shares sold					2,349,982	260,960	1,007,807	139,908
Dividends and distribution reinvested					15,395	8,683	12,515	13,088
Shares repurchased					(149,436)	(176,849)	(84,244)	(172,027)
Net increase (decrease)					2,215,941	92,794	936,078	(19,031)
Beginning shares outstanding					423,459	330,665	414,745	433,776
Ending shares outstanding					2,639,400	423,459	1,350,823	414,745
Class P
Shares sold							85,493	99,141
Dividends and distribution reinvested							103,921	300,661
Shares repurchased							(836,169)	(5,627,239)
Net increase (decrease)							(646,755)	(5,227,437)
Beginning shares outstanding							6,361,862	11,589,299
Ending shares outstanding							5,715,107	6,361,862
Class R
Shares sold	27,961	91,655
Dividends and distribution reinvested	—	18,141
Shares repurchased	(85,452)	(128,684)
Net increase (decrease)	(57,491)	(18,888)
Beginning shares outstanding	446,946	465,834
Ending shares outstanding	389,455	446,946
Advisor Class
Shares sold	255,385	244,236	1,223,433	2,584,747	12,245,087	24,113,523	7,862,583	24,984,787
Dividends and distribution reinvested	—	21,172	—	49,465	363,732	442,376	427,498	738,996
Shares repurchased	(90,184)	(128,735)	(1,041,660)	(252,423)	(8,627,019)	(13,714,412)	(10,164,654)	(20,688,961)
Net increase (decrease)	165,201	136,673	181,773	2,381,789	3,981,800	10,841,487	(1,874,573)	5,034,822
Beginning shares outstanding	589,743	453,070	3,293,511	911,722	26,593,196	15,751,709	37,106,318	32,071,496
Ending shares outstanding	754,944	589,743	3,475,284	3,293,511	30,574,996	26,593,196	35,231,745	37,106,318

C-19

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Strategic Income		Pacific Funds Floating Rate Income		Pacific Funds High Income		Pacific Funds Large Cap (1)
	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018
Class A
Shares sold	1,060,322	2,876,142	6,117,611	8,217,926	63,768	340,288	178,393	240,285
Dividends and distribution reinvested	116,356	190,685	443,038	758,911	14,712	27,282	—	5,266
Shares repurchased	(1,538,096)	(2,600,456)	(6,273,730)	(8,747,944)	(84,861)	(380,058)	(62,100)	(258,602)
Converted from Investor Class shares							25,599	—
Net increase (decrease)	(361,418)	466,371	286,919	228,893	(6,381)	(12,488)	141,892	(13,051)
Beginning shares outstanding	6,719,202	6,252,831	20,647,447	20,418,554	534,053	546,541	402,170	415,221
Ending shares outstanding	6,357,784	6,719,202	20,934,366	20,647,447	527,672	534,053	544,062	402,170
Class C
Shares sold	643,747	1,785,872	3,291,633	4,575,555	57,816	73,339	58,964	86,657
Dividends and distribution reinvested	80,231	127,294	344,009	566,096	10,271	20,241	—	1,836
Shares repurchased	(681,851)	(1,235,156)	(2,241,825)	(4,042,161)	(97,842)	(128,162)	(28,322)	(52,654)
Net increase (decrease)	42,127	678,010	1,393,817	1,099,490	(29,755)	(34,582)	30,642	35,839
Beginning shares outstanding	5,370,759	4,692,749	18,925,609	17,826,119	432,577	467,159	290,044	254,205
Ending shares outstanding	5,412,886	5,370,759	20,319,426	18,925,609	402,822	432,577	320,686	290,044
Class I
Shares sold	132,823	225,115	23,326,574	12,933,593	3,627	44,474
Dividends and distribution reinvested	9,329	12,568	588,830	607,872	646	12,101
Shares repurchased	(51,218)	(103,454)	(8,228,641)	(9,085,917)	(1,841)	(545,262)
Net increase (decrease)	90,934	134,229	15,686,763	4,455,548	2,432	(488,687)
Beginning shares outstanding	364,609	230,380	29,034,423	24,578,875	20,807	509,494
Ending shares outstanding	455,543	364,609	44,721,186	29,034,423	23,239	20,807
Class P
Shares sold			114,084	681,526	13,268	5,887,930
Dividends and distribution reinvested			151,450	321,026	175,465	63,442
Shares repurchased			(720,265)	(2,374,473)	(1,601,787)	(194,186)
Net increase (decrease)			(454,731)	(1,371,921)	(1,413,054)	5,757,186
Beginning shares outstanding			6,368,950	7,740,871	6,791,699	1,034,513
Ending shares outstanding			5,914,219	6,368,950	5,378,645	6,791,699
Advisor Class
Shares sold	11,272,852	27,902,838	36,316,370	44,928,526	81,707	146,665	70,197	774,299
Dividends and distribution reinvested	664,578	876,500	1,724,783	2,003,170	6,843	11,534	—	6,060
Shares repurchased	(7,917,925)	(11,306,609)	(16,569,109)	(20,747,337)	(97,441)	(137,360)	(74,747)	(323,783)
Net increase (decrease)	4,019,505	17,472,729	21,472,044	26,184,359	(8,891)	20,839	(4,550)	456,576
Beginning shares outstanding	37,837,334	20,364,605	70,450,011	44,265,652	244,547	223,708	652,418	195,842
Ending shares outstanding	41,856,839	37,837,334	91,922,055	70,450,011	235,656	244,547	647,868	652,418
Investor Class
Shares sold							2	31,271
Dividends and distribution reinvested							—	618
Shares repurchased							(11,711)	(21,675)
Converted to Class A shares							(25,899)	—
Net increase (decrease)							(37,608)	10,214
Beginning shares outstanding							37,608	27,394
Ending shares outstanding							—	37,608
Class S
Shares sold							—	29,866
Dividends and distribution reinvested							—	1,039
Shares repurchased							(7,968)	(81,335)
Net increase (decrease)							(7,968)	(50,430)
Beginning shares outstanding							56,965	107,395
Ending shares outstanding							48,997	56,965

C-20

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Large-Cap Value (1)		Pacific Funds Small/Mid-Cap (1)		Pacific Funds Small Cap (1)		Pacific Funds Small-Cap Value (1)
	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018
Class A
Shares sold	56,871	148,815	641,637	1,217,736	46,709	95,701	20,960	71,018
Dividends and distribution reinvested	—	8,802	—	1,494	—	1,776	—	8,365
Shares repurchased	(27,537)	(105,439)	(747,719)	(1,162,227)	(65,322)	(62,757)	(3,623)	(45,061)
Converted from Investor Class shares	9,042	—	381,261	—	254,699	—	16,830	—
Net increase (decrease)	38,376	52,178	275,179	57,003	236,086	34,720	34,167	34,322
Beginning shares outstanding	291,335	239,157	1,596,645	1,539,642	184,090	149,370	98,873	64,551
Ending shares outstanding	329,711	291,335	1,871,824	1,596,645	420,176	184,090	133,040	98,873
Class C
Shares sold	46,319	138,902	238,234	694,691	24,402	28,721	35,515	75,210
Dividends and distribution reinvested	—	9,196	—	1,110	—	1,132	—	11,162
Shares repurchased	(76,872)	(49,534)	(111,192)	(132,991)	(11,790)	(21,930)	(42,719)	(41,000)
Net increase (decrease)	(30,553)	98,564	127,042	562,810	12,612	7,923	(7,204)	45,372
Beginning shares outstanding	384,542	285,978	1,187,788	624,978	62,441	54,518	141,813	96,441
Ending shares outstanding	353,989	384,542	1,314,830	1,187,788	75,053	62,441	134,609	141,813
Advisor Class
Shares sold	12,049	128,648	4,028,730	9,245,101	352,120	633,456	94,756	221,165
Dividends and distribution reinvested	—	66,983	—	11,179	—	11,601	—	154,246
Shares repurchased	(20,090)	(768,092)	(1,637,717)	(1,824,233)	(137,123)	(207,244)	(57,168)	(775,141)
Net increase (decrease)	(8,041)	(572,461)	2,391,013	7,432,047	214,997	437,813	37,588	(399,730)
Beginning shares outstanding	1,725,310	2,297,771	13,316,587	5,884,540	1,132,530	694,717	1,379,747	1,779,477
Ending shares outstanding	1,717,269	1,725,310	15,707,600	13,316,587	1,347,527	1,132,530	1,417,335	1,379,747
Investor Class
Shares sold	—	1,998	47,147	372,712	26,848	240,780	3,432	10,384
Dividends and distribution reinvested	—	332	—	679	—	4	—	610
Shares repurchased	(268)	(1,977)	(160,177)	(450,208)	(12,459)	(51,108)	(703)	(14,758)
Converted to Class A shares	(9,143)	—	(382,123)	—	(253,088)	—	(16,862)	—
Net increase (decrease)	(9,411)	353	(495,153)	(76,817)	(238,699)	189,676	(14,133)	(3,764)
Beginning shares outstanding	9,411	9,058	495,153	571,970	238,699	49,023	14,133	17,897
Ending shares outstanding	—	9,411	—	495,153	—	238,699	—	14,133
Class S
Shares sold	1,289	44,243	—	38,303	—	26,161	—	39,304
Dividends and distribution reinvested	—	5,426	—	782	—	495	—	76,957
Shares repurchased	(10,352)	(3,641)	(6,414)	(2,909)	(4,106)	(1,361)	(4,979)	(90,779)
Net increase (decrease)	(9,063)	46,028	(6,414)	36,176	(4,106)	25,295	(4,979)	25,482
Beginning shares outstanding	173,068	127,040	750,768	714,592	38,113	12,818	861,164	835,682
Ending shares outstanding	164,005	173,068	744,354	750,768	34,007	38,113	856,185	861,164

C-21

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Small-Cap Growth (1)
	Six-Month Period Ended 9/30/2018	Year Ended 3/31/2018
Class A
Shares sold	41,463	26,759
Dividends and distribution reinvested	—	1,727
Shares repurchased	(6,059)	(16,453)
Converted from Investor Class shares	121,703	—
Net increase (decrease)	157,107	12,033
Beginning shares outstanding	58,168	46,135
Ending shares outstanding	215,275	58,168
Class C
Shares sold	15,991	50,695
Dividends and distribution reinvested	—	2,034
Shares repurchased	(20,200)	(6,659)
Net increase (decrease)	(4,209)	46,070
Beginning shares outstanding	62,971	16,901
Ending shares outstanding	58,762	62,971
Class P
Shares sold	828,564	1,192,397
Dividends and distribution reinvested	—	40,435
Shares repurchased	(277,221)	(171,822)
Net increase (decrease)	551,343	1,061,010
Beginning shares outstanding	2,167,752	1,106,742
Ending shares outstanding	2,719,095	2,167,752
Advisor Class
Shares sold	28,203	170,917
Dividends and distribution reinvested	—	42,405
Shares repurchased	(11,517)	(304,493)
Net increase (decrease)	16,686	(91,171)
Beginning shares outstanding	1,098,756	1,189,927
Ending shares outstanding	1,115,442	1,098,756
Investor Class
Shares sold	15	15,685
Dividends and distribution reinvested	—	4,250
Shares repurchased	—	(1,916)
Converted to Class A shares	(121,841)	—
Net increase (decrease)	(121,826)	18,019
Beginning shares outstanding	121,826	103,807
Ending shares outstanding	—	121,826
Class S
Shares sold	—	61,575
Dividends and distribution reinvested	—	35,999
Shares repurchased	(10,792)	(87,375)
Net increase (decrease)	(10,792)	10,199
Beginning shares outstanding	874,359	864,160
Ending shares outstanding	863,567	874,359

(1)	Investor Class shares were converted to Class A shares on July 31, 2018 (see Note 1 in Notes to Financial Statements).

C-22

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2018 to September 30, 2018.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable fee waivers and expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 09/30/18” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/18-09/30/18” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2018 to September 30, 2018.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/18-09/30/18.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable fee waivers and expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/18	Ending Account Value at 09/30/18	Annualized Expense Ratio	Expenses Paid During the Period 04/01/18 - 09/30/18 (1)
Pacific Funds Portfolio Optimization Conservative (2)
Actual Fund Return
Class A	$1,000.00	$1,003.60	0.60%	$3.01
Class B	1,000.00	1,000.00	1.35%	6.77
Class C	1,000.00	999.10	1.35%	6.77
Class R	1,000.00	1,001.80	0.85%	4.27
Advisor Class	1,000.00	1,005.30	0.35%	1.76

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Moderate-Conservative (2)
Actual Fund Return
Class A	$1,000.00	$1,012.70	0.60%	$3.03
Class B	1,000.00	1,008.90	1.35%	6.80
Class C	1,000.00	1,008.90	1.35%	6.80
Class R	1,000.00	1,011.20	0.85%	4.29
Advisor Class	1,000.00	1,013.50	0.35%	1.77

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Moderate (2)
Actual Fund Return
Class A	$1,000.00	$1,031.60	0.60%	$3.06
Class B	1,000.00	1,027.00	1.35%	6.86
Class C	1,000.00	1,027.80	1.35%	6.86
Class R	1,000.00	1,030.30	0.85%	4.33
Advisor Class	1,000.00	1,032.90	0.35%	1.78

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Growth (2)
Actual Fund Return
Class A	$1,000.00	$1,045.90	0.60%	$3.08
Class B	1,000.00	1,041.40	1.35%	6.91
Class C	1,000.00	1,041.50	1.35%	6.91
Class R	1,000.00	1,044.10	0.85%	4.36
Advisor Class	1,000.00	1,046.40	0.35%	1.80

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78

See explanation of references on page D-3

D-1

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/18	Ending Account Value at 09/30/18	Annualized Expense Ratio	Expenses Paid During the Period 04/01/18 - 09/30/18 (1)
Pacific Funds Portfolio Optimization Aggressive-Growth (2)
Actual Fund Return
Class A	$1,000.00	$1,056.40	0.60%	$3.09
Class B	1,000.00	1,052.90	1.35%	6.95
Class C	1,000.00	1,052.40	1.35%	6.95
Class R	1,000.00	1,055.00	0.85%	4.38
Advisor Class	1,000.00	1,058.00	0.35%	1.81

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Diversified Alternatives (2)
Actual Fund Return
Class A	$1,000.00	$959.80	0.85%	$4.18
Class C	1,000.00	956.00	1.60%	7.85
Advisor Class	1,000.00	961.00	0.60%	2.95

Hypothetical
Class A	$1,000.00	$1,020.81	0.85%	$4.31
Class C	1,000.00	1,017.05	1.60%	8.09
Advisor Class	1,000.00	1,022.06	0.60%	3.04
Pacific Funds Short Duration Income
Actual Fund Return
Class A	$1,000.00	$1,011.40	0.75%	$3.78
Class C	1,000.00	1,007.70	1.50%	7.55
Class I	1,000.00	1,013.70	0.50%	2.52
Advisor Class	1,000.00	1,012.60	0.50%	2.52

Hypothetical
Class A	$1,000.00	$1,021.31	0.75%	$3.80
Class C	1,000.00	1,017.55	1.50%	7.59
Class I	1,000.00	1,022.56	0.50%	2.54
Advisor Class	1,000.00	1,022.56	0.50%	2.54
Pacific Funds Core Income
Actual Fund Return
Class A	$1,000.00	$1,005.30	0.85%	$4.27
Class C	1,000.00	1,000.60	1.60%	8.02
Class I	1,000.00	1,005.80	0.55%	2.77
Class P	1,000.00	1,005.90	0.55%	2.77
Advisor Class	1,000.00	1,005.80	0.55%	2.77

Hypothetical
Class A	$1,000.00	$1,020.81	0.85%	$4.31
Class C	1,000.00	1,017.05	1.60%	8.09
Class I	1,000.00	1,022.31	0.55%	2.79
Class P	1,000.00	1,022.31	0.55%	2.79
Advisor Class	1,000.00	1,022.31	0.55%	2.79

	Beginning Account Value at 04/01/18	Ending Account Value at 09/30/18	Annualized Expense Ratio	Expenses Paid During the Period 04/01/18 - 09/30/18 (1)
Pacific Funds Strategic Income
Actual Fund Return
Class A	$1,000.00	$1,017.40	0.95%	$4.80
Class C	1,000.00	1,013.90	1.65%	8.33
Class I	1,000.00	1,019.00	0.65%	3.29
Advisor Class	1,000.00	1,018.70	0.70%	3.54

Hypothetical
Class A	$1,000.00	$1,020.31	0.95%	$4.81
Class C	1,000.00	1,016.80	1.65%	8.34
Class I	1,000.00	1,021.81	0.65%	3.29
Advisor Class	1,000.00	1,021.56	0.70%	3.55
Pacific Funds Floating Rate Income
Actual Fund Return
Class A	$1,000.00	$1,024.40	1.01%	$5.13
Class C	1,000.00	1,020.90	1.71%	8.66
Class I	1,000.00	1,026.00	0.71%	3.61
Class P	1,000.00	1,025.90	0.71%	3.61
Advisor Class	1,000.00	1,025.70	0.76%	3.86

Hypothetical
Class A	$1,000.00	$1,020.00	1.01%	$5.11
Class C	1,000.00	1,016.50	1.71%	8.64
Class I	1,000.00	1,021.51	0.71%	3.60
Class P	1,000.00	1,021.51	0.71%	3.60
Advisor Class	1,000.00	1,021.26	0.76%	3.85
Pacific Funds High Income
Actual Fund Return
Class A	$1,000.00	$1,027.60	0.95%	$4.83
Class C	1,000.00	1,024.00	1.65%	8.37
Class I	1,000.00	1,029.10	0.70%	3.56
Class P	1,000.00	1,029.10	0.70%	3.56
Advisor Class	1,000.00	1,028.80	0.70%	3.56

Hypothetical
Class A	$1,000.00	$1,020.31	0.95%	$4.81
Class C	1,000.00	1,016.80	1.65%	8.34
Class I	1,000.00	1,021.56	0.70%	3.55
Class P	1,000.00	1,021.56	0.70%	3.55
Advisor Class	1,000.00	1,021.56	0.70%	3.55
Pacific Funds Large-Cap
Actual Fund Return
Class A	$1,000.00	$1,104.20	1.00%	$5.27
Class C	1,000.00	1,100.70	1.75%	9.22
Advisor Class	1,000.00	1,105.90	0.75%	3.96
Class S	1,000.00	1,106.20	0.65%	3.43

Hypothetical
Class A	$1,000.00	$1,020.05	1.00%	$5.06
Class C	1,000.00	1,016.29	1.75%	8.85
Advisor Class	1,000.00	1,021.31	0.75%	3.80
Class S	1,000.00	1,021.81	0.65%	3.29

See explanation of references on page D-3

D-2

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/18	Ending Account Value at 09/30/18	Annualized Expense Ratio	Expenses Paid During the Period 04/01/18 - 09/30/18 (1)
Pacific Funds Large-Cap Value
Actual Fund Return
Class A	$1,000.00	$1,052.90	1.10%	$5.66
Class C	1,000.00	1,048.90	1.85%	9.50
Advisor Class	1,000.00	1,054.50	0.85%	4.38
Class S	1,000.00	1,054,70	0.75%	3.86

Hypothetical
Class A	$1,000.00	$1,019.55	1.10%	$5.57
Class C	1,000.00	1,015.79	1.85%	9.35
Advisor Class	1,000.00	1,020.81	0.85%	4.31
Class S	1,000.00	1,021.31	0.75%	3.80
Pacific Funds Small/Mid-Cap
Actual Fund Return
Class A	$1,000.00	$1,096.00	1.30%	$6.83
Class C	1,000.00	1,092.20	2.05%	10.75
Advisor Class	1,000.00	1,097.10	1.05%	5.52
Class S	1,000.00	1,097.10	1.00%	5.26

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58
Class C	1,000.00	1,014.79	2.05%	10.35
Advisor Class	1,000.00	1,019.80	1.05%	5.32
Class S	1,000.00	1,020.05	1.00%	5.06
Pacific Funds Small-Cap
Actual Fund Return
Class A	$1,000.00	$1,082.40	1.30%	$6.79
Class C	1,000.00	1,079.20	2.05%	10.69
Advisor Class	1,000.00	1,083.60	1.05%	5.48
Class S	1,000.00	1,084.20	1.00%	5.22

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58
Class C	1,000.00	1,014.79	2.05%	10.35
Advisor Class	1,000.00	1,019.80	1.05%	5.32
Class S	1,000.00	1,020.05	1.00%	5.06

	Beginning Account Value at 04/01/18	Ending Account Value at 09/30/18	Annualized Expense Ratio	Expenses Paid During the Period 04/01/18 - 09/30/18 (1)
Pacific Funds Small-Cap Value
Actual Fund Return
Class A	$1,000.00	$1,060.90	1.30%	$6.72
Class C	1,000.00	1,056.10	2.05%	10.57
Advisor Class	1,000.00	1,062.30	1.05%	5.43
Class S	1,000.00	1,062.40	1.00%	5.17

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58
Class C	1,000.00	1,014.79	2.05%	10.35
Advisor Class	1,000.00	1,019.80	1.05%	5.32
Class S	1,000.00	1,020.05	1.00%	5.06
Pacific Funds Small-Cap Growth
Actual Fund Return
Class A	$1,000.00	$1,141.10	1.30%	$6.98
Class C	1,000.00	1,136.00	2.05%	10.98
Class P	1,000.00	1,141.70	1.05%	5.64
Advisor Class	1,000.00	1,142.50	1.05%	5.64
Class S	1,000.00	1,143.00	0.90%	4.83

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58
Class C	1,000.00	1,014.79	2.05%	10.35
Class P	1,000.00	1,019.80	1.05%	5.32
Advisor Class	1,000.00	1,019.80	1.05%	5.32
Class S	1,000.00	1,020.56	0.90%	4.56

(1)

Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.

(2)

The annualized expense ratios for the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives do not include fees and expenses of their respective PF Underlying Funds and the Class P shares of Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth in which the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives invest (see Note 1 in Notes to Financial Statements).

D-3

PACIFIC FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s website at https://www.pacificlife.com/pacificfunds.html. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies) and annual and semi-annual reports are available:

•	On the Trust’s website at https://www.pacificlife.com/pacificfunds.html

•	On the SEC’s website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

D-4

Pacific Funds

Mailing address:

P.O. Box 9768

Providence, RI 02940-9768

ADDRESS SERVICE REQUESTED

Semi-Annual Report as of September 30, 2018 for:

• Pacific Funds

Form Nos.	3167-18A

PF Underlying Funds

Semi-Annual Report

As of September 30, 2018

PACIFIC FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2018

Pacific Funds Series Trust, which is a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust”.

PACIFIC FUNDSSM

PF INFLATION MANAGED FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.3%

Communications - 0.1%

AT&T Inc
3.071% (USD LIBOR + 0.750%) due 06/01/21 §	$100,000	$100,936

Energy - 0.5%

Petrobras Global Finance BV (Brazil) 5.999% due 01/27/28	180,000	166,410
7.375% due 01/17/27	180,000	182,574

		348,984

Financial - 0.5%

Bank of America Corp 5.875% due 09/15/67	10,000	9,925
Royal Bank of Scotland Group PLC (United Kingdom) 7.500% due 09/30/67	200,000	205,250
The Goldman Sachs Group Inc 3.534% (USD LIBOR + 1.200%) due 09/15/20 §	100,000	101,599

		316,774

Utilities - 0.2%

Dominion Energy Gas Holdings LLC 2.934% (USD LIBOR + 0.600%) due 06/15/21 §	100,000	99,987
NextEra Energy Capital Holdings Inc 2.636% (USD LIBOR + 0.315%) due 09/03/19 §	20,000	20,037

		120,024

Total Corporate Bonds & Notes (Cost $906,072)		886,718

MORTGAGE-BACKED SECURITIES - 9.5%

Collateralized Mortgage Obligation - Commercial - 0.2%

Latitude Management Real Estate Capital Inc 3.192% (USD LIBOR + 0.980%) due 02/22/32 § ~	150,000	150,325

Collateralized Mortgage Obligations - Residential - 2.2%

Alternative Loan Trust
2.336% (USD LIBOR + 0.120%) due 06/25/36 §	148,039	138,910
6.000% due 03/25/37	180,250	133,367
Banc of America Funding Trust 3.835% due 06/29/37 § ~	83,857	75,472
Banc of America Mortgage Trust 4.342% due 07/25/35 §	43,918	40,831
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.576% (USD LIBOR + 0.360%) due 03/25/35 § ~	159,480	160,603
Countrywide Home Loan Mortgage Pass-Through Trust 4.498% due 01/19/34 §	19,615	19,993
Credit Suisse Mortgage Trust 2.366% (USD LIBOR + 0.150%) due 09/29/36 § ~	302,000	285,224
Fannie Mae
2.566% (USD LIBOR + 0.350%) due 07/25/37 §	22,805	22,780
2.596% (USD LIBOR + 0.380%) due 07/25/37 §	35,193	35,400

	Principal Amount	Value
2.656% (USD LIBOR + 0.440%) due 05/25/36 §	$17,358	$17,358
2.661% (USD LIBOR + 0.445%) due 02/25/37 §	7,317	7,302
2.896% (USD LIBOR + 0.680%) due 02/25/41 §	97,340	99,268
GSR Mortgage Loan Trust 3.903% due 09/25/35 §	14,322	14,650
JP Morgan Mortgage Trust 3.815% due 06/25/35 §	38,976	38,796
Merrill Lynch Mortgage Investors Trust 4.050% due 12/25/34 §	49,308	49,652
Residential Accredit Loans Inc Trust 2.396% (USD LIBOR + 0.180%) due 06/25/46 §	93,509	43,085
Residential Asset Securitization Trust 6.500% due 09/25/36	200,360	144,589
Structured Adjustable Rate Mortgage Loan Trust 0.440% (USD LIBOR + 0.250%) due 02/25/35 §	15,514	14,438
Structured Asset Mortgage Investments II Trust 2.426% (USD LIBOR + 0.210%) due 05/25/36 §	72,800	67,307
WaMu Mortgage Pass-Through Certificates 2.586% (USD LIBOR + 0.370%) due 01/25/45 §	56,149	56,436

		1,465,461

Fannie Mae - 7.1%

3.000% due 11/01/48	200,000	191,205
3.500% due 11/01/48	1,670,000	1,641,771
4.000% due 11/01/48	3,000,000	3,025,213

		4,858,189

Total Mortgage-Backed Securities (Cost $6,486,894)		6,473,975

ASSET-BACKED SECURITIES - 3.5%

Asset Backed Funding Corp Trust 2.816% (USD LIBOR + 0.600%) due 10/25/34 §	21,723	21,943
B&M CLO Ltd (Cayman) 3.069% (USD LIBOR + 0.730%) due 04/16/26 § ~	238,093	238,237
Bayview Opportunity Master Fund IVa Trust 3.672% due 03/28/33 § ~	159,617	159,535
Countrywide Asset-Backed Certificates 2.356% (USD LIBOR + 0.140%) due 07/25/37 §	309,237	285,291
2.416% (USD LIBOR + 0.200%) due 09/25/37 §	80,939	71,995
Crown Point CLO Ltd (Cayman) 3.276% (USD LIBOR + 0.940%) due 07/17/28 § ~	200,000	200,009
Freddie Mac Structured Pass-Through Certificates 2.496% (USD LIBOR + 0.280%) due 09/25/31 §	944	935
Home Equity Asset Trust 3.071% (USD LIBOR + 0.855%) due 08/25/34 §	32,694	32,535
Home Equity Mortgage Loan Asset-Backed Trust 2.436% (USD LIBOR + 0.220%) due 04/25/37 §	96,275	78,299
Loomis Sayles CLO II Ltd (Cayman) 3.239% (USD LIBOR + 0.900%) due 04/15/28 § ~	280,000	279,706
MidOcean Credit CLO IV (Cayman) 3.139% (USD LIBOR + 0.800%) due 04/15/27 § # ~	450,000	450,031

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Option One Mortgage Loan Trust 2.356% (USD LIBOR + 0.140%) due 01/25/37 §	$82,298	$63,979
2.356% (USD LIBOR + 0.140%) due 03/25/37 §	102,597	78,463
TICP CLO Ltd (Cayman) 3.743% (USD LIBOR + 0.840%) due 04/20/28 § # ~	450,000	445,593

Total Asset-Backed Securities (Cost $2,412,563)		2,406,551

U.S. TREASURY OBLIGATIONS - 106.0%

U.S. Treasury Inflation Protected Securities - 106.0%

0.125% due 04/15/19 ^	1,137,858	1,130,961
0.125% due 04/15/20 ^	2,881,849	2,845,170
0.125% due 04/15/21 ^	106,329	104,191
0.125% due 04/15/22 ^	373,043	362,585
0.125% due 01/15/23 ^	132,105	127,938
0.125% due 07/15/24 ^	6,548,344	6,294,086
0.125% due 07/15/26 ^	126,160	119,047
0.250% due 01/15/25 ^	965,021	926,458
0.375% due 07/15/25 ^	667,357	646,584
0.375% due 01/15/27 ^	20,865	19,936
0.375% due 07/15/27 ^	5,151,000	4,925,610
0.500% due 01/15/28 ^	10,635,377	10,215,154
0.625% due 07/15/21 ^	6,878,674	6,862,407
0.625% due 04/15/23 ^	385,529	380,712
0.625% due 01/15/24 ^	5,298,676	5,230,175
0.625% due 01/15/26 ^	456,049	446,575
0.750% due 02/15/42 ^	223,054	209,785
0.750% due 02/15/45 ^	117,719	109,648
0.875% due 02/15/47 ^	45,935	43,996
1.000% due 02/15/46 ^	453,081	447,975
1.000% due 02/15/48 ^	3,667,743	3,626,290
1.125% due 01/15/21 ^	6,912,060	6,955,122
1.250% due 07/15/20 ^	543,104	549,428
1.375% due 02/15/44 ^	3,514,225	3,772,003
1.750% due 01/15/28 ^	779,486	835,110
2.000% due 01/15/26 ^	6,363,736	6,849,250
2.125% due 02/15/40 ^	11,659	14,113
2.125% due 02/15/41 ^	115,076	140,241
2.375% due 01/15/25 ^	5,053,558	5,508,528
2.500% due 01/15/29 ^	1,558,753	1,793,459
3.375% due 04/15/32 ^	83,765	108,967
3.875% due 04/15/29 ^	470,616	606,684

Total U.S. Treasury Obligations (Cost $73,488,841)		72,208,188

FOREIGN GOVERNMENT BONDS & NOTES - 3.6%

Argentina Bonar (Argentina) 37.717% (ARS Deposit + 2.000%) due 04/03/22 §	ARS 12,000	281
Argentina POM Politica Monetaria (Argentina) 42.820% (ARS Reference + 0.000%) due 06/21/20 §	500,000	14,372
Argentine Republic Government (Argentina) 6.875% due 01/26/27	$230,000	196,075
Australia Government (Australia) 1.250% due 02/21/22 ^ ~	AUD 953,788	802,023
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 100,000	121,973
Cyprus Government (Cyprus)
3.750% due 07/26/23	90,000	118,266
4.250% due 11/04/25	10,000	13,667

	Principal Amount	Value
Italy Buoni Poliennali Del Tesoro (Italy)
2.350% due 09/15/19 ^	EUR 228,506	$273,871
2.350% due 09/15/24 ^ ~	134,839	164,652
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 493,000	25,803
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 850,000	637,683
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 08/10/48 ^ ~	GBP 30,754	64,208
0.125% due 11/22/65 ^ ~	9,735	27,030

Total Foreign Government Bonds & Notes (Cost $2,619,081)		2,459,904

SHORT-TERM INVESTMENTS - 6.2%

Commercial Paper - 1.4%

Bank of Montreal (Canada) 2.121% due 10/04/18	CAD 200,000	154,805
3.338% due 10/01/18	100,000	77,413
Canadian Imperial bank (Canada) 2.121% due 10/04/18	100,000	77,403
HSBC Bank Canada (Canada) 1.799% due 10/17/18	100,000	77,356
2.121% due 10/04/18	100,000	77,403
Royal Bank of Canada (Canada) 1.884% due 10/09/18	200,000	154,769
The Bank of Nova Scotia (Canada) 1.879% due 10/10/18	200,000	154,762
1.884% due 10/09/18	100,000	77,385
The Toronto-Dominion Bank (Canada) 1.966% due 10/15/18	100,000	77,358

		928,654

Foreign Government Issues - 0.1%

Argentina Treasury Bill (Argentina) (96.116%) due 10/12/18	ARS 20,000	539
3.992% due 12/28/18	90,000	2,159
Hellenic Republic Treasury Bill (Greece) (1.665%) due 10/05/18	EUR 70,000	81,292

		83,990

	Shares
Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio	700,987	700,987

	Principal Amount
U. S. Government Agency Issues - 3.7%

Federal Home Loan Bank 2.149% due 11/16/18	$1,000,000	997,266
1.064% due 10/02/18	1,500,000	1,499,913

		2,497,179

Total Short-Term Investments (Cost $4,202,753)		4,210,810

TOTAL INVESTMENTS - 130.1% (Cost $90,116,204)		88,646,146

DERIVATIVES - 0.2%
(See Notes (c) through (f) in Notes to Schedule of Investments)		150,035

OTHER ASSETS & LIABILITIES, NET - (30.3%)		(20,673,344)

NET ASSETS - 100.0%		$68,122,837

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	106.0%
Mortgage-Backed Securities	9.5%
Short-Term Investments	6.2%
Foreign Government Bonds & Notes	3.6%
Asset-Backed Securities	3.5%
Others (each less than 3.0%)	1.3%

	130.1%
Derivatives	0.2%
Other Assets & Liabilities, Net	(30.3%	)

	100.0%

(b)

The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the six-month period ended September 30, 2018 was $16,163,629 at a weighted average interest rate of 1.987%.

(c)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	12/18	6	$1,109,654	$1,106,178	($3,476)
U.S. Treasury 10-Year Bonds	12/18	13	1,564,258	1,544,156	(20,102)

					(23,578)

Short Futures Outstanding
Australia 3-Year Bonds	12/18	13	1,047,006	1,045,578	1,428
Euro-BTP	12/18	4	586,790	575,137	11,653
Euro-OAT	12/18	12	2,112,784	2,104,518	8,266
Japan 10-Year Bonds	12/18	2	2,642,486	2,641,964	522
Long Gilt	12/18	10	1,594,839	1,576,341	18,498
U.S. Treasury 5-Year Notes	12/18	2	226,919	224,953	1,966
U.S. Treasury Ultra 10-Year Notes	12/18	28	3,592,932	3,528,000	64,932
U.S. Treasury Ultra 30-Year Bonds	12/18	4	634,807	617,125	17,682

					124,947

Total Futures Contracts					$101,369

(d)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	153,120	USD	4,647	11/18	DUB	$—	($1,167)
AUD	1,619,000	USD	1,170,942	10/18	SCB	—	(611)
BRL	135,031	USD	33,039	10/18	DUB	—	—
EUR	628,000	USD	737,406	10/18	UBS	—	(8,032)
JPY	45,800,000	USD	412,984	10/18	GSC	—	(9,766)
RUB	9,294,810	USD	144,835	11/18	UBS	—	(3,677)
USD	364,212	AUD	506,000	10/18	BRC	—	(1,562)
USD	805,302	AUD	1,113,000	10/18	GSC	745	—
USD	1,171,154	AUD	1,619,000	11/18	SCB	564	—
USD	32,686	BRL	135,031	10/18	DUB	—	(739)
USD	32,952	BRL	135,031	11/18	DUB	—	—
USD	77,063	CAD	100,000	10/18	BRC	—	(391)
USD	381,163	CAD	500,000	10/18	GSC	—	(6,028)
USD	458,690	CAD	600,000	10/18	JPM	—	(5,920)
USD	177,182	CNH	1,208,102	12/18	JPM	2,327	—
USD	163,686	EUR	141,000	10/18	BNP	—	(75)
USD	734,481	EUR	628,000	10/18	BRC	5,108	—
USD	24,823	EUR	20,000	10/18	DUB	1,589	—
USD	62,404	EUR	50,000	10/18	GSC	4,319	—
USD	739,191	EUR	628,000	11/18	UBS	8,000	—
USD	127,564	GBP	99,000	10/18	JPM	—	(1,497)
USD	87,694	KRW	97,279,280	12/18	SCB	—	(144)
USD	23,250	MXN	438,000	10/18	JPM	—	(39)
USD	608,074	NZD	920,000	10/18	BRC	—	(1,761)
USD	72,449	SGD	99,060	12/18	GSC	—	(144)
USD	73,367	TWD	2,233,379	12/18	SCB	—	(451)

Total Forward Foreign Currency Contracts						$22,652	($42,004)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(e)	Premiums received and value of written options outstanding as of September 30, 2018 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - iTraxx Main 29 5Y	0.900%	11/21/18	BRC	EUR 400,000	$554	($124)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 4.00	10/17/18	JPM	$140,000	$3,260	($4,270)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	04/22/24	JPM	$1,900,000	$13,823	($387)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	05/16/24	JPM	200,000	1,390	(3)

						15,213	(390)

Floor - U.S. CPI Urban Consumers	234.81	Maximum of [0, 0.000% - ((Final Index/Initial Index)-1)]	03/24/20	JPM	700,000	7,910	(7)
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	04/07/20	CIT	2,000,000	17,720	(1)
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	300,000	3,870	(1)

						29,500	(9)

Total Inflation Floor/Cap Options						$44,713	($399)

Interest Rate Floor Options

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - ICE Swap Rate	0.000%	2-Year/10-Year ICE Swap Rate	01/02/20	MSC	$1,000,000	$775	($1,403)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	3.250%	12/04/18	DUB	$700,000	$3,920	($1,801)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 30-Year Bonds (11/18)	$142.00	10/26/18	CME	2	$284,000	$943	($781)
Call - U.S. Treasury 30-Year Bonds (11/18)	142.50	10/26/18	CME	1	142,500	280	(266)
Call - Euro-Bund (11/18)	EUR 161.50	11/23/18	EUX	4	EUR 646,000	1,827	(1,161)

						3,050	(2,208)

Put - U.S. Treasury 10-Year Notes (11/18)	$120.00	10/26/18	CME	2	$240,000	1,279	(2,594)
Put - U.S. Treasury 30-Year Bonds (11/18)	142.00	10/26/18	CME	3	426,000	2,394	(5,672)
Put - Euro-Bund (10/18)	EUR 159.50	10/26/18	EUX	2	EUR 319,000	2,009	(2,740)

						5,682	(11,006)

Total Options on Futures						$8,732	($13,214)

Total Written Options						$61,954	($21,211)

(f)	Swap agreements outstanding as of September 30, 2018 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 09/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Daimler AG	Q	1.000%	12/20/20	ICE	0.420%	EUR 10,000	$153	$157	($4)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Main 28 5Y	Q	1.000%	12/20/22	ICE	EUR 40,000	($998)	($1,132)	$134

Credit Default Swaps on Credit Indices – Sell Protection (1)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 7	M	0.500%	01/17/47	DUB	$60,000	$706	($1,864)	$2,570
CMBX NA AAA 7	M	0.500%	01/17/47	MSC	40,000	470	(1,242)	1,712

						$1,176	($3,106)	$4,282

Total Credit Default Swaps						$331	($4,081)	$4,412

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.070%	U.S. CPI Urban Consumers	Z / Z	LCH	03/23/19	$620,000	$1,345	$37	$1,308
1.160%	France CPI Ex Tobacco	Z / Z	LCH	08/15/20	EUR 80,000	298	57	241
1.315%	Eurostat Eurozone HICP	Z / Z	LCH	08/15/20	1,340,000	5,981	95	5,886
2.027%	U.S. CPI Urban Consumers	Z / Z	LCH	11/23/20	$100,000	1,132	—	1,132
2.021%	U.S. CPI Urban Consumers	Z / Z	LCH	11/25/20	100,000	1,149	—	1,149
2.210%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/23	120,000	816	—	816
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	04/27/23	60,000	87	—	87
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/23	120,000	244	—	244
2.281%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/23	180,000	220	—	220
2.678%	3-Month USD-LIBOR	S / Q	CME	10/25/23	200,000	(3,816)	—	(3,816)
2.500%	3-Month USD-LIBOR	S / Q	CME	12/19/23	120,000	(3,379)	(305)	(3,074)
2.750%	3-Month USD-LIBOR	S / Q	LCH	12/19/23	400,000	(6,382)	(2,706)	(3,676)
0.380%	6-Month JPY-LIBOR	S / S	LCH	06/18/28	JPY 10,830,000	203	988	(785)
3.428%	GBP Retail Price	Z / Z	LCH	03/15/47	GBP 30,000	2,176	1,665	511
3.090%	3-Month USD-LIBOR	S / Q	CME	09/13/48	$300,000	(4,623)	—	(4,623)

						($4,549)	($169)	($4,380)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.788%	U.S. CPI Urban Consumers	Z / Z	MSC	07/18/26	$100,000	($5,454)	$—	($5,454)
1.805%	U.S. CPI Urban Consumers	Z / Z	MSC	09/20/26	10,000	(521)	—	(521)

						(5,975)	—	(5,975)

			Exchange
1.750%	3-Month USD-LIBOR	S / Q	CME	06/20/20	500,000	10,038	9,382	656
1.535%	Eurostat Eurozone HICP	Z / Z	LCH	06/15/23	EUR 700,000	(2,009)	55	(2,064)
2.000%	3-Month USD-LIBOR	S / Q	CME	07/27/26	$400,000	19,751	5,823	13,928
1.800%	U.S. CPI Urban Consumers	Z / Z	LCH	09/12/26	100,000	(5,188)	(1,010)	(4,178)
1.780%	U.S. CPI Urban Consumers	Z / Z	LCH	09/15/26	100,000	(5,403)	(4,854)	(549)
2.400%	3-Month USD-LIBOR	S / Q	CME	12/07/26	400,000	12,870	—	12,870
1.385%	Eurostat Eurozone HICP	Z / Z	LCH	12/15/26	EUR 290,000	(6,567)	(3,846)	(2,721)
1.750%	3-Month USD-LIBOR	S / Q	LCH	12/21/26	$340,000	33,393	(2,170)	35,563
1.360%	Eurostat Eurozone HICP	Z / Z	LCH	06/15/27	EUR 30,000	(801)	(440)	(361)
2.180%	U.S. CPI Urban Consumers	Z / Z	LCH	09/20/27	$20,000	(459)	—	(459)
1.575%	France CPI Ex Tobacco	Z / Z	LCH	01/15/28	EUR 60,000	(83)	—	(83)
2.335%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/28	$960,000	(4,241)	1,470	(5,711)
1.606%	France CPI Ex Tobacco	Z / Z	LCH	02/15/28	EUR 10,000	26	—	26
1.535%	Eurostat Eurozone HICP	Z / Z	LCH	03/15/28	40,000	(289)	—	(289)
3.250%	3-Month NZD-Bank Bills	S / Q	CME	03/21/28	NZD 100,000	(2,142)	283	(2,425)
3.100%	3-Month USD-LIBOR	S / Q	CME	04/17/28	$1,590,000	6,754	(4,824)	11,578
2.360%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/28	180,000	(6)	—	(6)
2.353%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/28	120,000	(89)	—	(89)
2.364%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/28	180,000	48	—	48
1.620%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/28	EUR 340,000	(219)	21	(240)
2.379%	U.S. CPI Urban Consumers	Z / Z	LCH	07/09/28	$500,000	298	(288)	586
1.618%	France CPI Ex Tobacco	Z / Z	LCH	07/15/28	EUR 400,000	1,100	—	1,100
2.765%	3-Month USD-LIBOR	S / Q	CME	07/18/28	$150,000	4,809	—	4,809
3.134%	3-Month USD-LIBOR	S / Q	CME	09/13/28	1,500,000	5,178	—	5,178
3.513%	GBP Retail Price	Z / Z	LCH	09/15/28	GBP 100,000	173	8	165
1.500%	6-Month GBP-LIBOR	S / S	LCH	03/20/29	710,000	17,780	11,440	6,340
3.190%	GBP Retail Price	Z / Z	LCH	04/15/30	300,000	(10,679)	(17,976)	7,297
3.400%	GBP Retail Price	Z / Z	LCH	06/15/30	200,000	1,500	2,539	(1,039)
3.530%	GBP Retail Price	Z / Z	LCH	10/15/31	50,000	184	490	(306)
3.500%	GBP Retail Price	Z / Z	LCH	09/15/33	60,000	(643)	46	(689)
2.000%	U.S. Fed Funds	A / A	LCH	12/15/47	$40,000	6,014	(72)	6,086
2.500%	3-Month USD-LIBOR	S / Q	CME	06/20/48	470,000	62,656	56,155	6,501
2.948%	3-Month USD-LIBOR	S / Q	CME	10/19/48	10,000	445	—	445
2.750%	3-Month USD-LIBOR	S / Q	CME	12/19/48	30,000	2,542	508	2,034
1.750%	6-Month GBP-LIBOR	S / S	LCH	03/20/49	GBP 130,000	380	(791)	1,171

						147,121	51,949	95,172

Total Interest Rate Swaps – Short						$141,146	$51,949	$89,197

Total Interest Rate Swaps						$136,597	$51,780	$84,817

Total Swap Agreements						$136,928	$47,699	$89,229

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Deprecation)
OTC Swap Agreements
Assets	$—	$4,282
Liabilities	(3,106)	(5,975)
Centrally Cleared Swap Agreements (6)
Assets	91,219	128,109
Liabilities	(40,414)	(37,187)

	$47,699	$89,229

(6)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$886,718	$—	$886,718	$—
	Mortgage-Backed Securities	6,473,975	—	6,473,975	—
	Asset-Backed Securities	2,406,551	—	2,406,551	—
	U.S. Treasury Obligations	72,208,188	—	72,208,188	—
	Foreign Government Bonds & Notes	2,459,904	—	2,459,904	—
	Short-Term Investments	4,210,810	700,987	3,509,823	—
	Derivatives:
	Credit Contracts
	Swaps	4,416	—	4,416	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	22,652	—	22,652	—
	Interest Rate Contracts
	Futures	124,947	124,947	—	—
	Swaps	127,975	—	127,975	—

	Total Interest Rate Contracts	252,922	124,947	127,975	—

	Total Assets - Derivatives	279,990	124,947	155,043	—

	Total Assets	88,926,136	825,934	88,100,202	—

Liabilities	Sale-buyback Financing Transactions	(15,910,174)	—	(15,910,174)	—
	Derivatives:
	Credit Contracts
	Written Options	(124)	—	(124)
	Swaps	(4)	—	(4)	—

	Total Credit Contracts	(128)	—	(128)	—

	Foreign Currency Contracts Forward Foreign Currency Contracts	(42,004)	—	(42,004)	—
	Written Options	(4,270)		(4,270)

	Total Foreign Currency Contracts	(46,274)	—	(46,274)	—

	Interest Rate Contracts
	Futures	(23,578)	(23,578)	—	—
	Written Options	(16,817)	—	(16,817)	—
	Swaps	(43,158)	—	(43,158)	—

	Total Interest Rate Contracts	(83,553)	(23,578)	(59,975)	—

	Total Liabilities - Derivatives	(129,955)	(23,578)	(106,377)	—

	Total Liabilities	(16,040,129)	(23,578)	(16,016,551)	—

	Total	$72,886,007	$802,356	$72,083,651	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 40.0%

Basic Materials - 1.4%

Alcoa Nederland Holding BV 6.750% due 09/30/24 ~	$220,000	$233,750
Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	450,000	428,761
3.750% due 04/10/22 ~	240,000	237,114
ArcelorMittal (Luxembourg) 7.000% due 10/15/39	180,000	209,773
Barrick Gold Corp (Canada) 5.250% due 04/01/42	30,000	31,349
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	240,000	263,806
BHP Billiton Finance USA Ltd (Australia) 2.875% due 02/24/22	15,000	14,764
6.750% due 10/19/75 ~	770,000	846,037
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	370,000	364,690
Freeport-McMoRan Inc 3.550% due 03/01/22	190,000	185,250
4.550% due 11/14/24	10,000	9,750
5.450% due 03/15/43	100,000	91,250
6.875% due 02/15/23	210,000	224,700
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	60,000	59,252
4.000% due 03/27/27 ~	640,000	601,504
4.125% due 05/30/23 ~	50,000	49,991
Newcrest Finance Pty Ltd (Australia) 4.450% due 11/15/21 ~	500,000	507,154
Nutrien Ltd (Canada) 4.875% due 03/30/20	100,000	102,052
OCP SA (Morocco) 4.500% due 10/22/25 ~	200,000	192,750
Southern Copper Corp (Peru) 6.750% due 04/16/40	840,000	993,536
Syngenta Finance NV (Switzerland) 3.698% due 04/24/20 ~	600,000	599,516
3.933% due 04/23/21 ~	290,000	289,359
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	240,000	280,320
Yamana Gold Inc (Brazil) 4.625% due 12/15/27	210,000	197,864

		7,014,292

Communications - 3.5%

21st Century Fox America Inc 6.200% due 12/15/34	100,000	123,391
6.650% due 11/15/37	10,000	13,242
Altice Financing SA (Luxembourg) 5.250% due 02/15/23 ~	EUR 300,000	362,798
Altice France SA (France) 7.375% due 05/01/26 ~	$660,000	663,168
Amazon.com Inc 3.875% due 08/22/37	160,000	156,948
4.050% due 08/22/47	200,000	196,195
4.950% due 12/05/44	280,000	313,825
AT&T Inc
3.000% due 02/15/22	80,000	78,404
3.400% due 05/15/25	170,000	162,013
4.350% due 06/15/45	840,000	725,230
British Telecommunications PLC (United Kingdom) 9.625% due 12/15/30	60,000	85,394
CCO Holdings LLC 5.000% due 02/01/28 ~	90,000	84,816
5.125% due 05/01/27 ~	320,000	304,195
5.250% due 09/30/22	10,000	10,147

	Principal Amount	Value
Charter Communications Operating LLC 3.579% due 07/23/20	$2,140,000	$2,142,171
4.200% due 03/15/28	140,000	134,105
4.464% due 07/23/22	500,000	508,708
5.375% due 04/01/38	100,000	97,082
5.750% due 04/01/48	10,000	10,029
6.384% due 10/23/35	50,000	53,998
6.834% due 10/23/55	30,000	33,177
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	400,000	487,726
Comcast Corp 3.375% due 08/15/25	150,000	144,899
3.999% due 11/01/49	51,000	45,514
5.150% due 03/01/20	550,000	565,571
5.650% due 06/15/35	20,000	22,160
DISH DBS Corp 5.875% due 11/15/24	560,000	505,400
7.750% due 07/01/26	50,000	47,562
eBay Inc 2.750% due 01/30/23	500,000	481,750
Myriad International Holdings BV (South Africa) 4.850% due 07/06/27 ~	250,000	246,825
NBCUniversal Media LLC 4.375% due 04/01/21	300,000	307,445
Sprint Capital Corp 8.750% due 03/15/32	160,000	180,350
Sprint Communications Inc 9.000% due 11/15/18 ~	104,000	104,775
Sprint Corp 7.875% due 09/15/23	20,000	21,597
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	150,000	149,812
4.738% due 09/20/29 ~	450,000	450,922
Telecom Italia SpA (Italy) 5.303% due 05/30/24 ~	200,000	195,000
Telefonica Emisiones SAU (Spain) 4.103% due 03/08/27	210,000	202,100
5.134% due 04/27/20	280,000	287,870
5.213% due 03/08/47	150,000	146,029
Telstra Corp Ltd (Australia) 4.800% due 10/12/21 ~	400,000	411,725
Time Warner Cable LLC 4.125% due 02/15/21	1,120,000	1,129,531
5.875% due 11/15/40	410,000	414,609
6.550% due 05/01/37	100,000	108,642
7.300% due 07/01/38	190,000	217,962
8.250% due 04/01/19	60,000	61,542
Time Warner Entertainment Co LP 8.375% due 07/15/33	100,000	124,384
Univision Communications Inc 5.125% due 02/15/25 ~	210,000	196,875
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	200,000	200,252
Verizon Communications Inc 2.625% due 08/15/26	20,000	18,156
3.376% due 02/15/25	846,000	824,003
3.414% (USD LIBOR + 1.100%) due 05/15/25 §	500,000	504,773
3.500% due 11/01/24	80,000	79,023
3.850% due 11/01/42	60,000	52,012
4.329% due 09/21/28 ~	755,000	760,838
4.400% due 11/01/34	190,000	185,598
4.500% due 08/10/33	420,000	417,689
5.500% due 03/16/47	30,000	32,824
Viacom Inc 3.875% due 04/01/24	130,000	127,857
4.250% due 09/01/23	40,000	40,338
Virgin Media Receivables Financing Notes (United Kingdom) 5.500% due 09/15/24	GBP 400,000	524,453

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	$680,000	$670,896
5.250% due 05/30/48	360,000	362,244
Warner Media LLC 4.750% due 03/29/21	100,000	103,079

		18,421,648

Consumer, Cyclical - 2.2%

Allison Transmission Inc 4.750% due 10/01/27 ~	80,000	75,700
5.000% due 10/01/24 ~	50,000	49,875
Beacon Roofing Supply Inc 4.875% due 11/01/25 ~	80,000	74,000
BMW US Capital LLC (Germany) 1.850% due 09/15/21 ~	40,000	38,215
Daimler Finance North America LLC (Germany) 3.350% due 05/04/21 ~	500,000	498,129
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	217,509	238,651
Ford Motor Co 4.750% due 01/15/43	80,000	66,885
Ford Motor Credit Co LLC 3.200% due 01/15/21	1,100,000	1,084,224
3.549% (USD LIBOR + 1.235%) due 02/15/23 §	300,000	298,516
5.875% due 08/02/21	400,000	418,591
8.125% due 01/15/20	600,000	634,092
General Motors Co 5.150% due 04/01/38	40,000	37,275
6.250% due 10/02/43	100,000	102,742
General Motors Financial Co Inc 2.450% due 11/06/20	480,000	470,670
3.150% due 01/15/20	400,000	399,434
3.200% due 07/13/20	600,000	598,481
4.200% due 03/01/21	400,000	405,170
4.250% due 05/15/23	30,000	30,080
4.350% due 01/17/27	40,000	38,265
4.375% due 09/25/21	80,000	81,474
GLP Capital LP 5.375% due 04/15/26	60,000	61,081
Hanesbrands Inc 4.625% due 05/15/24 ~	20,000	19,537
4.875% due 05/15/26 ~	70,000	67,287
Harley-Davidson Financial Services Inc 3.550% due 05/21/21 ~	500,000	497,927
Hilton Domestic Operating Co Inc 5.125% due 05/01/26 ~	40,000	39,950
Hilton Worldwide Finance LLC 4.875% due 04/01/27	500,000	494,115
Hilton Worldwide Finance LLC 4.625% due 04/01/25	10,000	9,845
Lennar Corp
4.750% due 11/29/27	740,000	715,025
5.000% due 06/15/27	10,000	9,787
McDonald’s Corp 2.769% (USD LIBOR + 0.430%) due 10/28/21 §	500,000	501,507
3.500% due 03/01/27	100,000	97,239
3.700% due 01/30/26	310,000	307,485
NCL Corp Ltd 4.750% due 12/15/21 ~	98,000	99,103
Newell Brands Inc 3.150% due 04/01/21	220,000	216,594
3.850% due 04/01/23	130,000	127,349
4.200% due 04/01/26	160,000	152,254
Sands China Ltd (Macau) 5.125% due 08/08/25 ~	310,000	309,689
The TJX Cos Inc 2.250% due 09/15/26	50,000	45,286
Toll Brothers Finance Corp 4.375% due 04/15/23	80,000	79,600

	Principal Amount	Value
VOC Escrow Ltd 5.000% due 02/15/28 ~	$140,000	$135,246
Walgreens Boots Alliance Inc 3.450% due 06/01/26	270,000	256,967
Walmart Inc 3.700% due 06/26/28	390,000	390,727
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	600,000	590,572
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	500,000	506,585

		11,371,226

Consumer, Non-Cyclical - 5.9%

Abbott Laboratories 3.750% due 11/30/26	350,000	349,505
4.750% due 11/30/36	160,000	170,615
4.900% due 11/30/46	190,000	206,874
AbbVie Inc 3.375% due 11/14/21	600,000	599,696
3.600% due 05/14/25	170,000	164,724
Aetna Inc 2.800% due 06/15/23	100,000	95,908
Allergan Funding SCS 3.450% due 03/15/22	180,000	179,000
3.800% due 03/15/25	420,000	411,702
4.550% due 03/15/35	30,000	29,213
4.750% due 03/15/45	21,000	20,462
Allergan Sales LLC 5.000% due 12/15/21 ~	700,000	726,403
Altria Group Inc 2.850% due 08/09/22	330,000	322,614
9.250% due 08/06/19	320,000	337,167
Amgen Inc 2.125% due 05/01/20	40,000	39,387
3.625% due 05/22/24	80,000	80,051
4.663% due 06/15/51	11,000	10,873
5.375% due 05/15/43	30,000	31,583
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	370,000	364,898
3.300% due 02/01/23	820,000	810,346
3.650% due 02/01/26	110,000	106,840
4.900% due 02/01/46	300,000	301,762
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	300,000	289,867
Anthem Inc 2.950% due 12/01/22	220,000	214,070
3.125% due 05/15/22	150,000	147,741
3.350% due 12/01/24	100,000	97,268
3.650% due 12/01/27	190,000	180,913
3.700% due 08/15/21	80,000	80,582
Bacardi Ltd (Bermuda) 4.500% due 01/15/21 ~	600,000	609,066
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22 ~	800,000	771,460
3.557% due 08/15/27 ~	870,000	811,248
4.540% due 08/15/47 ~	420,000	385,802
Bausch Health Cos Inc 5.500% due 03/01/23 ~	40,000	38,630
5.625% due 12/01/21 ~	50,000	50,000
5.875% due 05/15/23 ~	90,000	87,705
6.125% due 04/15/25 ~	60,000	57,213
7.000% due 03/15/24 ~	230,000	243,570
7.500% due 07/15/21 ~	160,000	163,400
8.500% due 01/31/27 ~	30,000	31,575
9.000% due 12/15/25 ~	40,000	43,202
9.250% due 04/01/26 ~	60,000	64,875
Baxalta Inc 2.875% due 06/23/20	149,000	147,821
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	600,000	596,525

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Becton Dickinson & Co 3.363% due 06/06/24	$460,000	$444,874
3.734% due 12/15/24	130,000	127,457
4.685% due 12/15/44	90,000	88,932
Campbell Soup Co 3.300% due 03/15/21	600,000	594,596
Cardinal Health Inc 2.616% due 06/15/22	140,000	133,969
3.079% due 06/15/24	180,000	170,212
Celgene Corp 2.250% due 08/15/21	170,000	164,414
2.875% due 02/19/21	500,000	494,537
3.250% due 08/15/22	400,000	394,782
3.550% due 08/15/22	90,000	89,797
3.875% due 08/15/25	150,000	147,917
5.000% due 08/15/45	100,000	99,599
5.250% due 08/15/43	60,000	60,879
Centene Corp 4.750% due 05/15/22	80,000	81,160
4.750% due 01/15/25	140,000	140,000
5.375% due 06/01/26 ~	400,000	411,000
5.625% due 02/15/21	40,000	40,850
6.125% due 02/15/24	120,000	126,600
Constellation Brands Inc 4.250% due 05/01/23	70,000	70,989
CVS Health Corp 2.750% due 12/01/22	190,000	183,384
3.125% due 03/09/20	700,000	700,286
3.350% due 03/09/21	140,000	139,815
3.700% due 03/09/23	130,000	129,550
3.875% due 07/20/25	277,000	273,212
4.100% due 03/25/25	250,000	249,575
4.300% due 03/25/28	1,570,000	1,557,504
5.050% due 03/25/48	10,000	10,256
5.125% due 07/20/45	160,000	164,881
Danone SA (France) 2.589% due 11/02/23 ~	640,000	602,577
DP World Ltd (United Arab Emirates) 5.625% due 09/25/48 ~	350,000	347,409
Ecolab Inc 4.350% due 12/08/21	106,000	109,236
Eli Lilly & Co 3.100% due 05/15/27	160,000	154,221
EMD Finance LLC (Germany) 2.400% due 03/19/20 ~	500,000	493,441
Gilead Sciences Inc 2.550% due 09/01/20	50,000	49,510
3.650% due 03/01/26	90,000	88,484
3.700% due 04/01/24	200,000	200,952
4.150% due 03/01/47	300,000	284,400
4.750% due 03/01/46	30,000	30,949
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	180,000	177,021
Halfmoon Parent Inc 3.400% due 09/17/21 ~	130,000	129,600
3.750% due 07/15/23 ~	360,000	359,020
4.125% due 11/15/25 ~	100,000	99,833
4.375% due 10/15/28 ~	260,000	259,619
HCA Inc 4.500% due 02/15/27	40,000	39,400
5.000% due 03/15/24	100,000	102,750
5.250% due 06/15/26	50,000	51,563
5.500% due 06/15/47	70,000	71,138
5.625% due 09/01/28	30,000	30,225
5.875% due 03/15/22	610,000	648,125
5.875% due 05/01/23	70,000	73,938
7.500% due 02/15/22	80,000	87,800
Humana Inc 3.150% due 12/01/22	110,000	107,747
3.950% due 03/15/27	50,000	49,210

	Principal Amount	Value
4.625% due 12/01/42	$110,000	$109,134
4.800% due 03/15/47	20,000	20,445
4.950% due 10/01/44	80,000	83,548
Johnson & Johnson 3.625% due 03/03/37	230,000	221,471
Keurig Dr Pepper Inc 4.057% due 05/25/23 ~	500,000	501,141
Kraft Heinz Foods Co 3.000% due 06/01/26	210,000	191,915
3.500% due 07/15/22	100,000	99,311
3.950% due 07/15/25	130,000	128,245
4.000% due 06/15/23	620,000	621,729
4.875% due 02/15/25 ~	172,000	174,945
5.000% due 07/15/35	150,000	148,423
5.000% due 06/04/42	50,000	47,835
5.200% due 07/15/45	80,000	78,389
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	190,000	186,913
Medtronic Global Holdings SCA 3.350% due 04/01/27	240,000	234,448
Medtronic Inc 3.500% due 03/15/25	370,000	367,353
Merck & Co Inc 2.750% due 02/10/25	210,000	202,078
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	310,000	316,400
5.500% due 01/15/42 ~	150,000	166,593
Philip Morris International Inc 1.875% due 11/01/19	350,000	346,151
2.500% due 08/22/22	500,000	482,425
2.500% due 11/02/22	190,000	182,635
4.500% due 03/20/42	80,000	78,243
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.375% due 06/24/22 ~	600,000	576,191
Reynolds American Inc (United Kingdom) 3.250% due 06/12/20	81,000	80,865
5.850% due 08/15/45	150,000	163,473
6.150% due 09/15/43	30,000	33,500
6.875% due 05/01/20	400,000	421,774
8.125% due 06/23/19	120,000	124,156
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	60,000	55,762
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	110,000	106,616
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.700% due 07/19/19	80,000	78,716
2.200% due 07/21/21	590,000	554,752
2.800% due 07/21/23	40,000	35,650
Teva Pharmaceutical Finance V BV (Israel) 1.500% due 10/25/18	CHF 400,000	407,833
United Rentals North America Inc 4.875% due 01/15/28	$40,000	37,600
5.500% due 07/15/25	50,000	51,188
5.875% due 09/15/26	90,000	92,700
UnitedHealth Group Inc 2.700% due 07/15/20	180,000	178,908
2.875% due 12/15/21	120,000	118,687
3.750% due 07/15/25	80,000	80,423
3.875% due 10/15/20	230,000	233,260
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	170,000	170,232

		31,003,407

Energy - 3.2%

Anadarko Petroleum Corp 4.850% due 03/15/21	80,000	82,248
5.550% due 03/15/26	20,000	21,282
6.450% due 09/15/36	630,000	720,048
8.700% due 03/15/19	420,000	430,607

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Apache Corp 3.250% due 04/15/22	$24,000	$23,642
4.250% due 01/15/44	400,000	357,492
4.750% due 04/15/43	80,000	75,743
5.100% due 09/01/40	190,000	188,287
Baker Hughes GE Co LLC 3.200% due 08/15/21	110,000	109,466
5.125% due 09/15/40	30,000	31,604
BP Capital Markets PLC (United Kingdom) 3.119% due 05/04/26	260,000	248,070
3.216% due 11/28/23	100,000	98,157
3.245% due 05/06/22	30,000	29,815
3.506% due 03/17/25	310,000	306,733
3.535% due 11/04/24	40,000	39,791
Chesapeake Energy Corp 5.750% due 03/15/23	30,000	29,363
6.125% due 02/15/21	230,000	236,498
8.000% due 12/15/22 ~	16,000	16,800
Chevron Corp 2.954% due 05/16/26	180,000	171,996
Cimarex Energy Co 3.900% due 05/15/27	60,000	57,356
CNOOC Finance USA LLC (China) 3.500% due 05/05/25	240,000	230,524
Concho Resources Inc 3.750% due 10/01/27	10,000	9,558
4.300% due 08/15/28	160,000	159,593
ConocoPhillips 6.500% due 02/01/39	80,000	104,013
Continental Resources Inc 4.375% due 01/15/28	100,000	99,381
Devon Energy Corp 3.250% due 05/15/22	310,000	304,557
5.850% due 12/15/25	525,000	572,722
Diamondback Energy Inc 5.375% due 05/31/25	70,000	71,838
Ecopetrol SA (Colombia) 5.875% due 05/28/45	410,000	407,028
Energy Transfer Partners LP 4.950% due 06/15/28	40,000	40,778
5.875% due 03/01/22	230,000	243,523
EOG Resources Inc 4.150% due 01/15/26	160,000	163,815
Exxon Mobil Corp 3.043% due 03/01/26	330,000	320,267
4.114% due 03/01/46	130,000	132,047
Genesis Energy LP 5.625% due 06/15/24	200,000	190,000
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	200,000	203,860
Kinder Morgan Energy Partners LP 3.500% due 03/01/21	80,000	80,265
3.950% due 09/01/22	150,000	151,081
6.850% due 02/15/20	210,000	219,915
Kinder Morgan Inc 4.300% due 03/01/28	270,000	268,008
5.000% due 02/15/21 ~	400,000	412,876
MPLX LP 4.000% due 03/15/28	130,000	125,211
4.500% due 04/15/38	240,000	226,637
4.700% due 04/15/48	430,000	403,605
4.875% due 12/01/24	230,000	239,174
Noble Energy Inc 3.850% due 01/15/28	240,000	227,026
5.250% due 11/15/43	200,000	199,007
Occidental Petroleum Corp 3.000% due 02/15/27	200,000	190,131
4.100% due 02/15/47	280,000	271,546
4.400% due 04/15/46	80,000	81,442
4.625% due 06/15/45	240,000	249,534

	Principal Amount	Value
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25	$855,000	$800,708
6.250% due 03/17/24	1,010,000	1,015,808
7.250% due 03/17/44	370,000	351,731
Petroleos Mexicanos (Mexico) 6.375% due 01/23/45	500,000	462,750
6.875% due 08/04/26	220,000	232,628
QEP Resources Inc 5.625% due 03/01/26	10,000	9,600
6.875% due 03/01/21	150,000	158,250
Range Resources Corp 5.000% due 03/15/23	310,000	306,125
Sabine Pass Liquefaction LLC 5.875% due 06/30/26	200,000	216,236
Schlumberger Holdings Corp 3.000% due 12/21/20 ~	190,000	188,596
Shell International Finance BV (Netherlands) 2.875% due 05/10/26	50,000	47,509
4.000% due 05/10/46	110,000	107,733
4.375% due 03/25/20	420,000	428,353
4.375% due 05/11/45	330,000	342,980
4.550% due 08/12/43	130,000	136,656
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	490,000	497,308
Targa Resources Partners LP 4.250% due 11/15/23	60,000	58,875
5.375% due 02/01/27	30,000	30,150
5.875% due 04/15/26 ~	40,000	41,450
The Williams Cos Inc 5.250% due 03/15/20	90,000	92,391
7.500% due 01/15/31	450,000	548,077
Transcontinental Gas Pipe Co LLC 7.850% due 02/01/26	520,000	634,065
Whiting Petroleum Corp 6.250% due 04/01/23	60,000	62,220
6.625% due 01/15/26	150,000	156,563
WPX Energy Inc 8.250% due 08/01/23	30,000	34,200

		16,834,922

Financial - 18.8%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	200,000	200,898
AerCap Ireland Capital DAC (Ireland) 3.750% due 05/15/19	550,000	552,259
4.450% due 10/01/25	500,000	495,263
5.000% due 10/01/21	150,000	154,389
Ally Financial Inc 3.500% due 01/27/19	300,000	300,375
8.000% due 11/01/31	460,000	559,475
Ambac LSNI LLC (Cayman) 7.396% (USD LIBOR + 5.000%) due 02/12/23 § ~	365,514	370,539
American Express Co 3.375% due 05/17/21	500,000	500,553
3.400% due 02/27/23	700,000	689,736
American Express Credit Corp 2.375% due 05/26/20	200,000	197,563
American International Group Inc 3.750% due 07/10/25	820,000	799,608
American Tower Corp REIT 5.900% due 11/01/21	500,000	531,912
Australia & New Zealand Banking Group Ltd (Australia) 2.772% (USD LIBOR + 0.460%) due 05/17/21 § ~	500,000	501,212
3.300% due 05/17/21	500,000	497,948
AvalonBay Communities Inc REIT 3.450% due 06/01/25	300,000	292,905

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Banco Santander SA (Spain) 3.545% (USD LIBOR + 1.120%) due 04/12/23 §	$200,000	$200,520
3.848% due 04/12/23	200,000	195,572
4.379% due 04/12/28	200,000	189,435
Bank of America Corp 3.004% due 12/20/23	655,000	635,858
3.106% (USD LIBOR + 0.790%) due 03/05/24 §	700,000	700,062
3.300% due 01/11/23	360,000	354,800
3.342% (USD LIBOR + 1.000%) due 04/24/23 §	500,000	506,914
3.419% due 12/20/28	603,000	566,261
3.500% due 04/19/26	360,000	348,203
3.550% due 03/05/24	390,000	385,662
3.593% due 07/21/28	100,000	95,387
3.864% due 07/23/24	500,000	500,192
4.000% due 04/01/24	850,000	857,995
4.100% due 07/24/23	500,000	509,293
4.200% due 08/26/24	390,000	392,052
4.250% due 10/22/26	1,700,000	1,681,427
4.450% due 03/03/26	90,000	90,202
6.100% due 03/17/25	160,000	168,000
6.250% due 09/05/24	280,000	295,750
Bank of Montreal (Canada) 3.803% due 12/15/32	60,000	56,135
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	600,000	596,682
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	800,000	868,700
Barclays PLC (United Kingdom) 3.684% due 01/10/23	500,000	487,296
4.972% due 05/16/29	430,000	424,208
6.500% due 09/15/19	EUR 600,000	719,270
Blackstone CQP Holdco LP 6.000% due 08/18/21 ~	$600,000	602,932
BNP Paribas SA (France) 4.375% due 03/01/33 ~	1,070,000	1,017,859
4.400% due 08/14/28 ~	340,000	334,131
BPCE SA (France) 4.000% due 09/12/23 ~	600,000	592,559
Brighthouse Financial Inc 4.700% due 06/22/47	350,000	290,256
Capital One Financial Corp 4.250% due 04/30/25	500,000	498,446
Chubb INA Holdings Inc 2.300% due 11/03/20	120,000	117,848
3.350% due 05/03/26	140,000	136,151
CIT Group Inc 4.750% due 02/16/24	100,000	100,325
5.250% due 03/07/25	110,000	112,475
Citibank NA 2.850% due 02/12/21	800,000	791,465
Citigroup Inc 2.750% due 04/25/22	800,000	777,679
3.344% (USD LIBOR + 1.023%) due 06/01/24 §	500,000	502,783
4.400% due 06/10/25	400,000	399,465
4.450% due 09/29/27	1,550,000	1,532,887
4.750% due 05/18/46	60,000	58,860
5.300% due 05/06/44	232,000	243,097
5.500% due 09/13/25	520,000	554,522
5.950% due 01/30/23	300,000	307,041
5.950% due 05/15/25	1,350,000	1,363,500
6.675% due 09/13/43	70,000	85,973
8.125% due 07/15/39	10,000	14,459
Commonwealth Bank of Australia (Australia) 3.900% due 07/12/47 ~	210,000	194,063
5.000% due 10/15/19 ~	160,000	163,334

	Principal Amount	Value
Cooperatieve Rabobank UA (Netherlands) 3.125% due 04/26/21	$400,000	$397,432
3.750% due 07/21/26	680,000	643,037
4.375% due 08/04/25	1,130,000	1,120,155
4.625% due 12/01/23	290,000	294,687
4.750% due 01/15/20 ~	340,000	346,558
5.500% due 06/29/20	EUR 300,000	367,488
6.875% due 03/19/20 ~	300,000	381,592
11.000% due 06/30/19 ~	$380,000	402,515
Credit Agricole SA (France) 8.375% due 10/13/19 ~	300,000	312,863
Credit Suisse Group AG 3.574% (USD LIBOR + 1.240%) due 06/12/24 § ~	500,000	503,150
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.750% due 03/26/25	500,000	482,731
3.800% due 09/15/22	800,000	796,224
3.800% due 06/09/23	500,000	494,681
4.875% due 05/15/45	640,000	650,767
Deutsche Bank AG (Germany) 3.150% due 01/22/21	600,000	586,591
3.307% (USD LIBOR + 0.970%) due 07/13/20 §	500,000	498,196
4.250% due 10/14/21	600,000	597,661
Digital Realty Trust LP REIT 4.450% due 07/15/28	500,000	500,261
EPR Properties REIT 5.250% due 07/15/23	400,000	410,842
ERP Operating LP REIT 3.375% due 06/01/25	200,000	194,977
GE Capital International Funding Co 2.342% due 11/15/20	383,000	374,334
3.373% due 11/15/25	485,000	461,937
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	194,107
HSBC Holdings PLC (United Kingdom) 2.922% (USD LIBOR + 0.600%) due 05/18/21 §	500,000	501,088
3.400% due 03/08/21	740,000	738,435
3.900% due 05/25/26	430,000	417,193
4.250% due 08/18/25	810,000	795,436
4.583% due 06/19/29	840,000	841,920
6.250% due 03/23/23	390,000	389,025
6.375% due 09/17/24	280,000	278,331
6.500% due 03/23/28	390,000	376,838
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	440,000	464,327
International Lease Finance Corp 5.875% due 08/15/22	400,000	423,411
Intesa Sanpaolo SPA (Italy) 3.125% due 07/14/22 ~	300,000	279,206
3.375% due 01/12/23 ~	220,000	203,823
3.875% due 07/14/27 ~	230,000	196,538
5.017% due 06/26/24 ~	880,000	794,861
5.710% due 01/15/26 ~	200,000	182,639
3.875% due 01/12/28 ~	220,000	186,672
Jackson National Life Global Funding 3.300% due 06/11/21 ~	400,000	398,383
JPMorgan Chase & Co 2.700% due 05/18/23	1,400,000	1,347,190
3.514% due 06/18/22	500,000	500,675
3.797% due 07/23/24	500,000	499,933
4.125% due 12/15/26	520,000	516,778
4.203% due 07/23/29	220,000	219,182
4.250% due 10/01/27	120,000	119,579
4.350% due 08/15/21	290,000	297,460
4.950% due 06/01/45	350,000	367,296

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
JPMorgan Chase Bank NA 3.086% due 04/26/21	$300,000	$299,248
Kimco Realty Corp REIT 2.700% due 03/01/24	900,000	839,025
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	30,981
Lifestorage LP REIT 3.500% due 07/01/26	800,000	743,098
Lloyds Bank PLC (United Kingdom) 3.300% due 05/07/21	500,000	498,183
Lloyds Banking Group PLC (United Kingdom) 3.331% (AUD Bank Bill + 1.400%) due 03/07/25 §	AUD 800,000	570,195
3.574% due 11/07/28	$200,000	183,470
4.000% due 03/07/25	AUD 900,000	648,386
4.375% due 03/22/28	$200,000	195,355
4.450% due 05/08/25	500,000	501,111
4.500% due 11/04/24	610,000	599,842
MetLife Inc 4.750% due 02/08/21	178,000	183,673
MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	30,000	30,863
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	200,000	195,779
3.455% due 03/02/23	600,000	592,470
Mizuho Financial Group Inc (Japan) 3.922% due 09/11/24	600,000	596,629
Morgan Stanley 2.891% (USD LIBOR + 0.550%) due 02/10/21 §	500,000	501,699
3.125% due 07/27/26	200,000	186,422
3.528% (USD LIBOR + 1.180%) due 01/20/22 §	500,000	507,160
3.737% due 04/24/24	600,000	596,368
Nasdaq Inc 3.850% due 06/30/26	800,000	772,759
National Australia Bank Ltd (Australia) 3.625% due 06/20/23	500,000	497,990
Navient Corp 8.000% due 03/25/20	630,000	667,485
New York Life Global Funding 2.900% due 01/17/24 ~	1,000,000	967,712
Nuveen Finance LLC 2.950% due 11/01/19 ~	110,000	109,876
Nykredit Realkredit AS (Denmark) 1.000% due 10/01/18 ~	DKK 14,700,000	2,288,935
Oversea-Chinese Banking Corp Ltd (Singapore) 2.762% (USD LIBOR + 0.450%) due 05/17/21 § ~	$400,000	401,840
Regions Bank 3.374% due 08/13/21	500,000	498,707
Reliance Standard Life Global Funding II 2.500% due 01/15/20 ~	70,000	69,298
Royal Bank of Canada (Canada) 2.150% due 10/26/20	170,000	166,641
3.200% due 04/30/21	190,000	189,713
Royal Bank of Scotland Group PLC (United Kingdom) 2.000% due 03/08/23	EUR 100,000	119,033
2.500% due 03/22/23	600,000	729,947
3.875% due 09/12/23	$600,000	583,611
4.519% due 06/25/24	200,000	199,613
5.125% due 05/28/24	1,700,000	1,702,965
6.125% due 12/15/22	160,000	167,671
Santander Holdings USA Inc 4.500% due 07/17/25	70,000	69,196
Santander UK Group Holdings PLC (United Kingdom) 2.375% due 03/16/20	100,000	98,769
2.875% due 10/16/20	1,100,000	1,086,556

	Principal Amount	Value
Simon Property Group LP REIT 2.500% due 09/01/20	$400,000	$394,855
Skandinaviska Enskilda Banken AB (Sweden) 2.742% (USD LIBOR + 0.430%) due 05/17/21 § ~	500,000	500,878
3.250% due 05/17/21 ~	500,000	496,946
Societe Generale SA (France) 4.250% due 09/14/23 ~	500,000	498,758
Standard Chartered PLC (United Kingdom) 5.700% due 03/26/44 ~	510,000	529,198
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	290,000	278,896
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	250,000	249,676
Synchrony Bank 3.650% due 05/24/21	500,000	495,820
Teachers Insurance & Annuity Association of America 4.900% due 09/15/44 ~	100,000	106,599
6.850% due 12/16/39 ~	18,000	23,636
The Depository Trust & Clearing Corp 4.875% due 06/15/20 ~	250,000	255,313
The Goldman Sachs Group Inc 3.060% (USD LIBOR + 0.750%) due 02/23/23 §	600,000	602,742
3.122% (USD LIBOR + 0.780%) due 10/31/22 §	500,000	502,631
3.484% (USD LIBOR + 1.170%) due 05/15/26 §	500,000	500,746
3.500% due 01/23/25	700,000	678,340
3.534% (USD LIBOR + 1.200%) due 09/15/20 §	500,000	507,995
3.750% due 05/22/25	600,000	588,270
3.850% due 07/08/24	740,000	736,044
4.223% due 05/01/29	990,000	976,981
4.250% due 10/21/25	1,720,000	1,705,054
5.150% due 05/22/45	310,000	316,584
6.250% due 02/01/41	550,000	661,426
The Toronto-Dominion Bank (Canada) 2.500% due 01/18/23 ~	1,200,000	1,168,000
3.250% due 06/11/21	230,000	229,997
UBS Group Funding Switzerland AG (Switzerland) 3.000% due 04/15/21 ~	1,000,000	985,456
3.491% due 05/23/23 ~	610,000	597,919
4.125% due 09/24/25 ~	1,000,000	994,181
4.253% due 03/23/28 ~	630,000	625,871
US Bank NA 3.150% due 04/26/21	850,000	848,671
Vesteda Finance BV (Netherlands) 2.500% due 10/27/22 ~	EUR 600,000	737,529
Visa Inc 3.150% due 12/14/25	$360,000	349,253
4.300% due 12/14/45	350,000	363,444
Washington Prime Group LP 5.950% due 08/15/24	700,000	662,036
WEA Finance LLC REIT (France) 3.750% due 09/17/24 ~	650,000	640,500
Wells Fargo & Co 3.000% due 10/23/26	650,000	603,448
3.450% due 02/13/23	110,000	108,134
3.572% (USD LIBOR + 1.230%) due 10/31/23 §	2,000,000	2,040,754
4.300% due 07/22/27	900,000	897,736
4.400% due 06/14/46	90,000	84,747
4.600% due 04/01/21	1,310,000	1,347,501
4.900% due 11/17/45	460,000	466,811
5.375% due 11/02/43	200,000	214,989
5.606% due 01/15/44	350,000	386,896
5.875% due 06/15/25	60,000	63,188

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Westpac Banking Corp (Australia) 2.300% due 05/26/20	$40,000	$39,521
2.600% due 11/23/20	200,000	197,171
3.050% due 05/15/20	500,000	499,574

		98,260,615

Industrial - 2.1%

Aviation Capital Group LLC 4.125% due 08/01/25 ~	600,000	589,993
Berry Global Inc 4.500% due 02/15/26 ~	30,000	28,575
CNH Industrial Capital LLC 4.875% due 04/01/21	400,000	410,929
DAE Funding LLC (United Arab Emirates) 4.500% due 08/01/22 ~	82,000	80,155
5.000% due 08/01/24 ~	80,000	78,500
Eaton Corp 2.750% due 11/02/22	310,000	301,082
4.150% due 11/02/42	80,000	76,172
GATX Corp 4.750% due 06/15/22	400,000	412,597
4.850% due 06/01/21	290,000	298,923
General Electric Co 3.150% due 09/07/22	187,000	184,411
5.000% due 01/21/21	400,000	390,450
5.300% due 02/11/21	480,000	500,330
5.500% due 01/08/20	20,000	20,581
5.875% due 01/14/38	40,000	44,676
6.000% due 08/07/19	132,000	135,440
6.875% due 01/10/39	798,000	997,244
Harris Corp 5.054% due 04/27/45	140,000	147,631
John Deere Capital Corp 1.700% due 01/15/20	100,000	98,492
2.867% (USD LIBOR + 0.550%) due 06/07/23 §	500,000	502,302
Lockheed Martin Corp 3.100% due 01/15/23	20,000	19,803
3.550% due 01/15/26	220,000	217,452
4.500% due 05/15/36	70,000	73,090
Northrop Grumman Corp 2.930% due 01/15/25	90,000	85,554
3.250% due 01/15/28	660,000	621,844
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	200,000	202,750
5.500% due 02/15/24 ~	130,000	133,413
Penske Truck Leasing Co Lp 4.125% due 08/01/23 ~	600,000	599,550
Raytheon Co 3.125% due 10/15/20	160,000	160,337
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	100,000	99,575
5.750% due 10/15/20	193,822	194,548
Rockwell Collins Inc 2.800% due 03/15/22	500,000	486,912
The Boeing Co 4.875% due 02/15/20	630,000	645,971
Union Pacific Corp 3.750% due 07/15/25	130,000	130,146
3.950% due 09/10/28	420,000	421,711
4.500% due 09/10/48	290,000	295,871
United Parcel Service Inc 2.500% due 04/01/23	110,000	106,119
3.050% due 11/15/27	80,000	76,485
United Technologies Corp 3.950% due 08/16/25	160,000	159,222
4.125% due 11/16/28	250,000	248,827

	Principal Amount	Value
4.500% due 04/15/20	$210,000	$214,299
4.500% due 06/01/42	70,000	69,444
Waste Management Inc 3.500% due 05/15/24	240,000	237,046

		10,798,452

Technology - 1.2%

Apple Inc 2.000% due 11/13/20	240,000	235,811
2.450% due 08/04/26	420,000	387,512
Broadcom Corp 3.125% due 01/15/25	190,000	176,694
3.875% due 01/15/27	30,000	28,343
Dell International LLC 3.480% due 06/01/19 ~	710,000	711,921
4.420% due 06/15/21 ~	200,000	203,088
5.450% due 06/15/23 ~	500,000	525,714
7.125% due 06/15/24 ~	410,000	440,457
First Data Corp 5.000% due 01/15/24 ~	480,000	484,560
7.000% due 12/01/23 ~	10,000	10,438
Hewlett Packard Enterprise Co 3.059% (USD LIBOR + 0.720%) due 10/05/21 §	600,000	600,663
Intel Corp 3.700% due 07/29/25	120,000	120,817
3.734% due 12/08/47	76,000	70,880
Microsoft Corp 2.400% due 08/08/26	810,000	747,261
2.700% due 02/12/25	140,000	134,252
2.875% due 02/06/24	580,000	567,260
3.300% due 02/06/27	570,000	560,225
3.450% due 08/08/36	20,000	19,090
3.950% due 08/08/56	80,000	78,351
salesforce.com Inc 3.250% due 04/11/23	200,000	198,627
3.700% due 04/11/28	60,000	59,520

		6,361,484

Utilities - 1.7%

American Electric Power Co Inc 2.150% due 11/13/20	500,000	489,570
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	68,280
Duke Energy Corp 2.819% (USD LIBOR + 0.500%) due 05/14/21 § ~	500,000	501,500
3.950% due 08/15/47	30,000	27,104
Emera US Finance LP (Canada) 2.700% due 06/15/21	800,000	777,052
FirstEnergy Corp 3.900% due 07/15/27	460,000	448,062
4.250% due 03/15/23	410,000	416,691
7.375% due 11/15/31	1,410,000	1,822,817
IPALCO Enterprises Inc 3.450% due 07/15/20	800,000	800,208
LG&E & KU Energy LLC 4.375% due 10/01/21	500,000	510,020
National Fuel Gas Co 4.900% due 12/01/21	2,000,000	2,045,845
Pacific Gas & Electric Co 5.800% due 03/01/37	130,000	145,294
6.050% due 03/01/34	490,000	552,980
Progress Energy Inc 4.400% due 01/15/21	60,000	61,185
Virginia Electric & Power Co 6.350% due 11/30/37	160,000	201,137

		8,867,745

Total Corporate Bonds & Notes (Cost $212,193,057)		208,933,791

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value

SENIOR LOAN NOTES - 2.1%

Communications - 0.3%

Altice France SA Term B-12 (France) 5.846% (USD LIBOR + 3.000%) due 01/31/26 §	$337,545	$333,841
Charter Communications Operating LLC Term B 4.250% (USD LIBOR + 2.000%) due 04/30/25 §	181,162	181,625
Level 3 Parent LLC Term B 4.432% (USD LIBOR + 2.250%) due 02/22/24 §	270,000	270,956
Sprint Communications Inc Term B 4.750% (USD LIBOR + 2.500%) due 02/02/24 §	41,352	41,482
Univision Communications Inc Term C-5 4.992% (USD LIBOR + 2.750%) due 03/15/24 §	396,711	386,369
UPC Financing Partnership Term AR 4.658% (USD LIBOR + 2.500%) due 01/15/26 §	214,177	214,267
Virgin Media Bristol LLC Term K 4.658% (USD LIBOR + 2.500%) due 01/15/26 §	88,408	88,645
Ziggo Secured Finance Partnership Term E (Netherlands) 4.658% (USD LIBOR + 2.500%) due 04/27/25 §	119,750	117,711

		1,634,896

Consumer, Cyclical - 0.8%

American Axle & Manufacturing Inc Term B 4.462% (USD LIBOR + 2.250%) due 04/06/24 §	57,139	57,228
American Builders & Contractors Supply Co Inc Term B-2 4.242% (USD LIBOR + 2.000%) due 10/31/23 §	250,053	249,711
Aramark Services Inc Term B-3 4.084% (USD LIBOR + 1.750%) due 03/11/25 §	194,831	195,464
Beacon Roofing Supply Inc Term B 4.383% (USD LIBOR + 2.250%) due 01/02/25 §	267,480	267,313
Boyd Gaming Corp Term B 4.417% (USD LIBOR + 2.500%) due 09/15/23 §	116,773	117,496
Caesars Resort Collection LLC Term B 4.992% (USD LIBOR + 2.750%) due 12/22/24 §	251,717	253,357
CityCenter Holdings LLC Term B 4.492% (USD LIBOR + 2.250%) due 04/18/24 §	53,285	53,408
CWGS Group LLC Term B 4.870% (USD LIBOR + 2.750%) due 11/08/23 §	423,550	417,197
Golden Nugget Inc Term B 4.952% (USD LIBOR + 2.750%) due 10/04/23 §	282,821	284,376
Hilton Worldwide Finance LLC Term B-2 3.966% (USD LIBOR + 1.750%) due 10/25/23 §	313,400	314,968
Michaels Stores Inc Term B 4.719% (USD LIBOR + 2.500%) due 01/28/23 §	158,175	157,879
New Red Finance Inc Term B (Canada) 4.492% (USD LIBOR + 2.250%) due 02/17/24 §	197,087	197,386
Party City Holdings Inc 5.139% (USD LIBOR + 2.750%) due 08/19/22 §	197,844	199,434

	Principal Amount	Value
PetSmart Inc Term B 5.120% (USD LIBOR + 3.000%) due 03/11/22 §	$578,499	$509,321
Scientific Games International Inc Term B-5 5.034% (USD LIBOR + 2.750%) due 08/14/24 §	279,848	279,738
Station Casinos LLC Term B 4.750% (USD LIBOR + 2.500%) due 06/08/23 §	406,059	408,238

		3,962,514

Consumer, Non-Cyclical - 0.5%

Air Medical Group Holdings Inc Term B 5.383% (USD LIBOR + 3.250%) due 04/28/22 §	308,582	304,435
Albertson’s LLC
Term B-4 4.992% (USD LIBOR + 2.750%) due 08/25/21 §	182,370	182,792
Term B-6 5.311% (USD LIBOR + 3.000%) due 06/22/23 §	87,409	87,529
Bausch Health Cos Inc Term B 5.104% (USD LIBOR + 3.000%) due 06/01/25 §	163,654	164,677
Brightview Landscapes LLC Term B 4.688% (USD LIBOR + 2.500%) due 08/15/25 §	100,000	100,531
Catalent Pharma Solutions Inc Term B 4.492% (USD LIBOR + 2.250%) due 05/20/24 §	86,784	87,435
Change Healthcare Holdings LLC Term B 4.992% (USD LIBOR + 2.750%) due 03/01/24 §	173,989	174,762
Enterprise Merger Sub Inc due 09/28/25 ¥	300,000	299,906
HCA Inc Term B-10 4.242% (USD LIBOR + 2.000%) due 03/13/25 §	470,168	474,216
Jaguar Holding Co II 4.742% (USD LIBOR + 2.500%) due 08/18/22 §	254,635	255,112
Post Holdings Inc Term B 4.220% (USD LIBOR + 2.000%) due 05/24/24 §	201,088	201,365
Prime Security Services Borrower LLC Term B 4.992% (USD LIBOR + 2.750%) due 05/02/22 §	272,002	273,626
Trans Union LLC Term B-3 4.242% (USD LIBOR + 2.000%) due 04/09/23 §	101	101

		2,606,487

Financial - 0.2%

Flying Fortress Holdings LLC Term B 4.136% (USD LIBOR + 1.750%) due 10/30/22 §	500,000	503,177
MGM Growth Properties Operating Partnership LP REIT Term B 4.242% (USD LIBOR + 2.000%) due 03/25/25 §	324,821	325,604
RPI Finance Trust Term B-6 4.386% (USD LIBOR + 2.000%) due 04/17/23 §	212,926	213,958
VICI Properties 1 LLC Term B 4.212% (USD LIBOR + 2.250%) due 12/22/24 §	198,636	199,257

		1,241,996

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Industrial - 0.1%

Avolon (US) LLC Term B-3 (Ireland) 4.165% (USD LIBOR + 2.000%) due 01/15/25 §	$146,075	$146,714
Berry Global Inc 4.186% (USD LIBOR + 2.000%) due 10/01/22 §	273,116	273,808
Quikrete Holdings Inc Term B 4.992% (USD LIBOR + 2.750%) due 11/15/23 §	109,662	109,984
XPO Logistics Inc Term B 4.230% (USD LIBOR + 2.000%) due 02/24/25 §	164,841	165,903

		696,409

Technology - 0.2%

Dell International LLC Term B 4.250% (USD LIBOR + 2.000%) due 09/07/23 §	415,771	417,070
First Data Corp 4.212% (USD LIBOR + 2.250%) due 04/26/24 §	156,263	156,547
ON Semiconductor Corp Term B 3.992% (USD LIBOR + 1.750%) due 03/31/23 §	66,419	66,597
Western Digital Corp Term B-4 3.992% (USD LIBOR + 1.750%) due 04/29/23 §	115,470	115,830

		756,044

Total Senior Loan Notes (Cost $10,968,084)		10,898,346

MORTGAGE-BACKED SECURITIES - 52.0%

Collateralized Mortgage Obligations - Commercial - 4.2%

Ashford Hospitality Trust 3.158% (USD LIBOR + 1.000%) due 05/15/35 § ~	600,000	601,880
BAMLL Re-REMIC Trust 5.977% due 08/10/45 § ~	1,812,145	1,348,357
Banc of America Commercial Mortgage Trust 5.672% due 04/10/49 §	287,753	176,819
BBCCRE Trust 4.715% due 08/10/33 § ~	320,000	283,426
BX Trust 3.078% (USD LIBOR + 0.920%) due 07/15/34 § ~	710,183	711,070
CD Commercial Mortgage Trust 5.398% due 12/11/49 §	841	619
CHT Trust 3.088% (USD LIBOR + 0.930%) due 11/15/36 § ~	520,000	520,793
Citigroup Commercial Mortgage Trust 3.251% due 05/10/35 ~	500,000	495,323
Commercial Mortgage Trust 4.239% due 11/10/47 §	160,000	159,636
4.496% due 02/10/48 §	90,000	86,946
Core Industrial Trust 3.977% due 02/10/34 § ~	400,000	394,936
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	101,797	74,719
CSAIL Commercial Mortgage Trust 4.440% due 04/15/50 §	1,060,000	1,043,825
CSMC Trust 2.761% due 04/05/33 ~	480,000	471,992
3.953% due 09/15/37 ~	400,000	399,394
4.373% due 09/15/37 ~	1,230,000	1,074,513
8.158% (USD LIBOR + 6.000%) due 11/15/33 § ~	490,000	496,483

	Principal Amount	Value
DBUBS Mortgage Trust 5.516% due 08/10/44 § ~	$260,000	$270,731
Fannie Mae 3.196% due 11/25/27 §	130,000	125,323
Fannie Mae (IO) 0.466% due 10/25/24 §	11,103,982	203,724
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.525% due 08/25/19 §	20,420,530	23,506
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	200,000	191,009
GE Commercial Mortgage Co 5.677% due 12/10/49 §	180,000	59,185
Government National Mortgage Association (IO) 0.412% due 01/16/53 §	11,459,223	332,059
0.616% due 04/16/47 §	4,384,084	176,681
GRACE Mortgage Trust 3.520% due 06/10/28 ~	600,000	599,762
GS Mortgage Securities Trust 3.203% due 02/10/29 ~	400,000	398,061
3.458% (USD LIBOR + 1.300%) due 09/15/31 § ~	1,120,000	1,122,100
4.569% due 11/10/48 §	720,000	724,731
5.622% due 11/10/39	133,594	115,344
Hudson Yards Mortgage Trust 2.835% due 08/10/38 ~	540,000	504,543
JP Morgan Chase Commercial Mortgage Securities Trust 4.438% (USD LIBOR + 2.280%) due 11/15/31 § ~	338,278	339,190
4.724% due 07/15/47 §	240,000	239,441
5.411% due 05/15/47	1,450,000	1,039,127
5.438% due 01/15/49 ~	470,000	79,903
5.502% due 06/12/47 §	570,000	472,568
6.012% due 02/12/49 §	989,768	741,669
JPMBB Commercial Mortgage Securities Trust 4.771% due 08/15/48 §	410,000	425,131
LSTAR Commercial Mortgage Trust 2.729% due 04/20/48 § ~	614,006	607,715
3.127% due 04/20/48 § ~	850,000	842,431
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	64,322	50,879
Morgan Stanley Bank of America Merrill Lynch Trust 3.040% due 04/15/48	1,000,000	984,389
Morgan Stanley Capital I Trust 2.782% due 08/15/49	540,000	505,041
3.516% due 07/13/29 § ~	600,000	596,834
3.560% due 07/13/29 § ~	700,000	693,291
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	273,624	271,383
Wells Fargo Commercial Mortgage Trust 4.423% due 07/15/46 §	290,000	297,747
Wells Fargo Commercial Mortgage Trust (IO) 1.439% due 03/15/50 §	4,755,682	401,882
WFRBS Commercial Mortgage Trust (IO) 1.520% due 03/15/44 § ~	4,118,995	115,336

		21,891,447

Collateralized Mortgage Obligations - Residential - 9.8%

Alternative Loan Trust 2.386% (USD LIBOR + 0.170%) due 07/25/46 §	435,263	418,000
2.426% (USD LIBOR + 0.210%) due 05/25/35 §	316,518	303,375
3.725% due 06/25/37 §	137,206	118,537
American Home Mortgage Investment Trust 6.200% due 06/25/36	1,376,757	529,625
Banc of America Funding Corp 2.579% due 03/27/36 § ~	2,505,910	1,841,202

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Banc of America Funding Trust 2.755% due 09/29/36 § ~	$3,332,324	$2,060,045
4.016% (USD LIBOR + 1.500%) due 09/26/45 § ~	2,760,000	2,164,342
4.205% due 05/25/35 §	26,604	28,004
BCAP LLC Trust 2.465% due 03/28/37 § ~	1,768,493	1,727,235
3.876% due 08/26/35 § ~	2,336,284	2,041,953
4.938% due 03/26/37 ~	46,803	47,192
Bear Stearns Adjustable Rate Mortgage Trust 3.995% due 01/25/35 §	414,627	418,553
4.191% due 08/25/33 §	30,092	30,179
4.551% due 10/25/36 §	12,941	12,510
Bear Stearns ALT-A Trust 3.927% due 11/25/36 §	53,331	44,991
3.972% due 05/25/35 §	21,866	22,094
Chase Mortgage Finance Trust 4.126% due 02/25/37 §	295,999	299,654
4.222% due 09/25/36 §	84,815	80,507
ChaseFlex Trust 2.366% (USD LIBOR + 0.150%) due 08/25/37 §	472,623	484,563
Chevy Chase Funding LLC 2.466% (USD LIBOR + 0.250%) due 08/25/35 § ~	23,204	23,093
2.563% due 05/25/35 § ~	990,401	759,241
Citigroup Mortgage Loan Trust Inc 3.968% due 06/27/37 § ~	2,000,000	1,715,574
4.240% (UST + 2.150%) due 09/25/35 §	13,876	14,094
COLT Mortgage Loan Trust 3.000% due 05/25/46 ~	134,066	134,402
Countrywide Home Loan Mortgage Pass-Through Trust 2.856% (USD LIBOR + 0.640%) due 03/25/35 §	10,993	10,973
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	55,687	47,261
CSMC Trust 3.500% due 02/25/48 § ~	3,714,036	3,611,335
Downey Saving & Loan Association Mortgage Loan Trust 2.348% (USD LIBOR + 0.180%) due 04/19/47 §	108,246	97,145
Eurosail-UK PLC (United Kingdom) 1.750% (GBP LIBOR + 0.950%) due 06/13/45 §	GBP 426,584	551,821
1.750% (GBP LIBOR + 0.950%) due 06/13/45 § ~	426,584	551,821
Fannie Mae 2.532% (USD LIBOR + 0.450%) due 09/25/46 §	$822,899	823,276
3.625% (US PRIME - 1.625%) due 11/25/23 §	86,250	87,477
5.500% due 04/25/35	410,198	452,093
Fannie Mae (IO) 3.784% (6.000% - USD LIBOR) due 11/25/45 §	1,929,878	315,232
3.884% (6.100% - USD LIBOR) due 09/25/46 §	1,252,461	157,699
4.000% due 03/25/43 - 04/25/43	2,255,492	459,589
Fannie Mae Connecticut Avenue Securities 6.466% (USD LIBOR + 4.250%) due 01/25/29 §	1,550,000	1,750,296
Freddie Mac 3.000% due 08/15/48	639,365	610,692
8.000% due 04/15/30	81,170	91,383

	Principal Amount	Value
Freddie Mac (IO) 3.500% due 04/15/43	$1,077,894	$176,478
3.942% (6.100% - USD LIBOR) due 08/15/44 §	313,196	52,770
4.000% due 04/15/43	444,578	63,120
Freddie Mac Structured Agency Credit Risk Debt Notes 4.016% (USD LIBOR + 1.800%) due 07/25/30 §	1,120,000	1,114,359
5.366% (USD LIBOR + 3.150%) due 07/25/30 §	1,120,000	1,099,440
6.216% (USD LIBOR + 4.000%) due 08/25/24 §	445,061	488,231
Government National Mortgage Association 2.380% (USD LIBOR + 0.300%) due 05/20/68 §	485,646	484,547
2.680% (USD LIBOR + 0.600%) due 07/20/65 §	716,272	721,064
2.880% (USD LIBOR + 0.800%) due 06/20/66 §	631,590	641,407
2.880% (USD LIBOR + 0.800%) due 07/20/66 §	1,277,753	1,296,737
3.247% (USD LIBOR + 0.750%) due 04/20/67 §	765,345	786,248
4.984% due 09/20/66 §	926,255	1,021,428
Government National Mortgage Association (IO) 3.942% (6.100% - USD LIBOR) due 10/16/46 §	255,236	43,360
3.985% (6.150% - USD LIBOR) due 02/20/46 §	1,710,284	274,283
4.000% due 11/20/44	1,120,899	244,125
4.500% due 11/16/45	391,231	85,328
Great Hall Mortgages PLC (United Kingdom) 2.467% (USD LIBOR + 0.130%) due 06/18/39 § ~	333,877	326,438
GSR Mortgage Loan Trust 6.000% due 11/25/35	777,906	656,889
6.000% due 07/25/37	399,206	363,868
HarborView Mortgage Loan Trust 2.338% (USD LIBOR + 0.170%) due 12/19/36 §	236,878	216,562
2.376% (USD LIBOR + 0.160%) due 05/25/38 §	377,588	334,401
2.608% (USD LIBOR + 0.440%) due 05/19/35 §	354,330	346,228
4.114% due 08/19/36 §	169,231	158,588
4.378% due 02/25/36 §	78,168	56,603
JP Morgan Mortgage Trust 3.500% due 09/25/48 § ~	1,536,020	1,493,648
3.500% due 10/25/48 § ~	724,714	710,679
3.500% due 10/25/48 § ~	2,393,075	2,346,733
4.229% due 07/25/35 §	52,644	53,063
5.750% due 01/25/36	16,184	12,919
Ludgate Funding PLC (United Kingdom) 0.959% (GBP LIBOR + 0.160%) due 01/01/61 §	GBP 531,968	658,888
Merrill Lynch Mortgage Investors Trust 3.975% due 11/25/35 §	$413,345	417,367
Morgan Stanley Resecuritization Trust 2.457% (US FED + 0.710%) due 12/27/46 § ~	1,693,404	1,281,391
New Residential Mortgage Loan Trust 4.000% due 04/25/57 § ~	847,988	853,810
Nomura Resecuritization Trust 2.205% (USD LIBOR + 0.306%) due 10/26/36 § ~	3,319,758	2,928,505
7.967% due 06/26/35 § ~	1,884,547	1,827,684
Prime Mortgage Trust 5.500% due 05/25/35 ~	1,586,886	1,348,058
RBSSP Resecuritization Trust 3.590% due 12/25/35 § ~	165,720	169,978

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Reperforming Loan REMIC Trust 2.556% (USD LIBOR + 0.340%) due 06/25/35 § ~	$37,284	$36,174
2.556% (USD LIBOR + 0.340%) due 01/25/36 § ~	218,762	215,435
WaMu Mortgage Pass-Through Certificates Trust 3.462% due 02/25/37 §	174,939	170,182
Wells Fargo Mortgage-Backed Securities Trust 3.964% due 03/25/36 §	154,147	153,138
3.995% due 04/25/35 §	384,560	392,708
4.371% due 12/25/34 §	18,737	19,177
4.392% due 04/25/36 §	15,490	15,799

		51,094,896

Fannie Mae - 27.7%

2.310% due 08/01/22	500,000	483,798
2.810% due 04/01/25	30,000	29,024
3.000% due 09/01/21 - 11/01/48	32,150,766	30,814,854
3.044% (US FED + 1.200%) due 10/01/44 §	14,850	14,788
3.487% (USD LIBOR + 1.737%) due 12/01/35 §	5,044	5,095
3.500% due 10/01/33 - 03/01/57	48,685,835	48,052,398
3.581% (USD LIBOR + 1.539%) due 11/01/32 §	37,865	38,508
4.000% due 03/01/25 - 06/01/57	49,074,569	49,529,104
4.214% (UST + 2.360%) due 11/01/34 §	39,003	41,290
4.275% (US FED + 1.926%) due 12/01/36 §	3,499	3,653
4.293% (UST + 2.043%) due 09/01/35 §	42,066	44,225
4.500% due 04/01/19 - 09/01/57	9,569,364	9,969,971
5.000% due 02/01/25 - 10/01/48	3,622,333	3,823,440
5.500% due 12/01/20 - 08/01/39	1,551,041	1,660,624
6.000% due 02/01/33 - 06/01/40	258,624	284,329

		144,795,101

Freddie Mac - 4.2%

3.000% due 02/01/38 - 10/01/48	3,786,539	3,632,341
3.000% due 10/25/48 ±	600,000	573,396
3.500% due 10/01/42 - 10/01/48	3,372,118	3,326,253
3.583% (UST + 2.250%) due 11/01/31 §	3,258	3,435
4.000% due 12/01/42 - 10/01/48	10,710,845	10,825,795
4.086% (USD LIBOR + 1.345%) due 09/01/35 §	6,520	6,744
4.118% (UST + 2.250%) due 04/01/32 §	11,263	11,763
4.297% (USD LIBOR + 1.725%) due 06/01/35 §	60,369	63,350
4.500% due 11/01/44 - 07/01/47	1,731,515	1,790,498
4.620% (USD LIBOR + 1.870%) due 09/01/35 §	34,695	36,577
5.000% due 08/01/48 - 10/01/48	1,099,999	1,157,657
5.500% due 03/01/23 - 05/01/40	629,765	679,594
6.000% due 03/01/23	11,642	12,662

		22,120,065

Government National Mortgage Association - 6.1%

3.000% due 09/20/47 - 10/20/48	6,819,813	6,608,968
3.500% due 10/20/47 - 10/20/48	2,858,230	2,843,694
4.000% due 08/20/47 - 10/20/48	7,844,658	7,988,173
4.500% due 09/20/48 - 10/20/48	7,680,000	7,939,482
5.000% due 10/15/38 - 11/20/48	6,438,816	6,733,939

		32,114,256

Total Mortgage-Backed Securities (Cost $274,924,587)		272,015,765

	Principal Amount	Value

ASSET-BACKED SECURITIES - 6.3%

Aegis Asset Backed Securities Trust 3.116% (USD LIBOR + 0.900%) due 10/25/34 §	$881,402	$879,096
Ally Auto Receivables Trust 2.720% due 05/17/21	600,000	599,839
Argent Securities Inc 3.036% (USD LIBOR + 0.820%) due 02/25/34 §	689,346	675,470
3.341% (USD LIBOR + 1.125%) due 11/25/34 §	469,638	468,153
Asset-Backed Funding Certificates Trust 2.916% (USD LIBOR + 0.700%) due 06/25/34 §	64,788	64,715
Basic Asset Backed Securities Trust 2.526% (USD LIBOR + 0.310%) due 04/25/36 §	563,388	562,544
Bear Stearns Asset Backed Securities I Trust 2.416% (USD LIBOR + 0.200%) due 12/25/36 §	226,496	226,379
2.456% (USD LIBOR + 0.240%) due 12/25/36 §	1,311,242	1,136,361
3.221% (USD LIBOR + 1.005%) due 06/25/35 §	300,000	300,860
Business Loan Express Business Loan Trust 2.646% (USD LIBOR + 0.430%) due 02/25/31 § ~	118,039	114,973
Chapel BV (Netherlands) 0.341% (EUR LIBOR + 0.660%) due 11/17/64 §	EUR 20,834	24,224
Chesapeake Funding II LLC
Class A1 3.230% due 08/15/30 ~	$600,000	599,780
Class A2 2.528% (USD LIBOR + 0.370%) due 08/15/30 § ~	600,000	600,701
CIT Mortgage Loan Trust 3.566% (USD LIBOR + 1.350%) due 10/25/37 § ~	598,102	605,038
Citigroup Mortgage Loan Trust 2.386% (USD LIBOR + 0.170%) due 05/25/37 §	148,561	147,722
2.666% (USD LIBOR + 0.450%) due 11/25/45 § ~	563,436	557,379
Community Funding CLO (Cayman) 5.750% due 11/01/27 ~	649,859	626,296
Countrywide Asset-Backed Certificates 2.356% (USD LIBOR + 0.140%) due 07/25/37 §	386,547	356,613
Countrywide Asset-Backed Certificates 2.346% (USD LIBOR + 0.130%) due 04/25/46 §	584,098	544,217
2.616% (USD LIBOR + 0.400%) due 06/25/36 §	500,000	493,131
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	600,000	599,863
First Franklin Mortgage Loan Trust 2.876% (USD LIBOR + 0.660%) due 05/25/36 §	579,879	580,374
Gallatin CLO IX Ltd (Cayman) 3.485% (USD LIBOR + 1.050%) due 01/21/28 § ~	500,000	500,000
GM Financial Consumer Automobile Receivables Trust 2.740% due 07/16/21	600,000	599,832
GSAA Home Equity Trust 2.316% (USD LIBOR + 0.100%) due 03/25/37 §	508,369	261,300
6.000% due 08/25/47	605,858	580,221

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Home Equity Asset Trust 3.116% (USD LIBOR + 0.900%) due 11/25/34 §	$517,980	$523,623
Jamestown CLO VIII Ltd (Cayman) 3.209% (USD LIBOR + 0.870%) due 01/15/28 § ~	700,000	697,936
LoanCore Issuer CDO Ltd (Cayman) 3.288% (USD LIBOR + 1.130%) due 05/15/28 § ~	500,000	501,707
Long Beach Mortgage Loan Trust 2.366% (USD LIBOR + 0.150%) due 09/25/36 §	174,660	136,398
2.371% (USD LIBOR + 0.155%) due 08/25/36 §	568,075	375,135
2.516% (USD LIBOR + 0.300%) due 02/25/36 §	1,103,477	934,115
Mastr Asset Backed Securities Trust 2.436% (USD LIBOR + 0.220%) due 10/25/36 §	684,923	323,082
Merrill Lynch Mortgage Investors Trust 2.376% (USD LIBOR + 0.160%) due 04/25/37 §	453,546	288,989
Monarch Grove CLO (Cayman) 3.215% (USD LIBOR + 0.880%) due 01/25/28 § ~	500,000	499,788
Morgan Stanley Home Equity Loan Trust 2.316% (USD LIBOR + 0.100%) due 12/25/36 §	1,067,669	652,301
2.356% (USD LIBOR + 0.140%) due 12/25/36 §	842,758	517,223
Mountain View CLO Ltd (Cayman) 3.139% (USD LIBOR + 0.800%) due 10/15/26 § ~	600,000	599,245
Navient Student Loan Trust 2.456% (USD LIBOR + 0.240%) due 03/25/67 § ~	428,282	428,521
Oaktree CLO Ltd (Cayman) 3.568% (USD LIBOR + 1.220%) due 10/20/26 § ~	800,000	800,669
OneMain Financial Issuance Trust 3.190% due 03/18/26 ~	469,498	470,679
Option One Mortgage Loan Trust 2.346% (USD LIBOR + 0.130%) due 07/25/37 §	1,018,035	697,024
OZLM IX CLO Ltd (Cayman) 3.568% (USD LIBOR + 1.220%) due 01/20/27 § ~	900,000	900,678
Regatta V Funding Ltd (Cayman) 3.495% (USD LIBOR + 1.160%) due 10/25/26 § ~	800,000	801,044
Residential Asset Securities 2.866% (USD LIBOR + 0.650%) due 09/25/35 §	1,100,000	1,090,092
SBA Small Business Investment Cos 2.517% due 03/10/25	84,510	81,831
3.187% due 03/10/28	225,968	222,658
3.548% due 09/11/28	310,000	310,231
Securitized Asset-Backed Receivables LLC Trust 2.346% (USD LIBOR + 0.130%) due 05/25/37 §	82,511	63,472
2.356% (USD LIBOR + 0.140%) due 05/25/36 §	187,626	121,471
SLM Student Loan Trust 2.445% (USD LIBOR + 0.110%) due 10/27/25 §	119,015	118,973
2.885% (USD LIBOR + 0.550%) due 10/26/26 §	115,159	115,255
SMB Private Education Loan Trust 3.658% (USD LIBOR + 1.500%) due 04/15/32 § ~	550,000	563,533
Sofi Professional Loan Program Trust 2.640% due 08/25/47 ~	508,344	505,520

	Principal Amount	Value
Structured Asset Investment Loan Trust 2.951% (USD LIBOR + 0.735%) due 08/25/35 §	$510,755	$512,554
Structured Asset Securities Corp Mortgage Loan Trust 2.666% (USD LIBOR + 0.450%) due 05/25/37 § ~	1,000,000	950,632
Symphony CLO XV Ltd (Cayman) 3.516% (USD LIBOR + 1.180%) due 10/17/26 § ~	800,000	800,389
Towd Point Mortgage Trust 2.750% due 06/25/57 § ~	941,186	919,293
Venture XII CLO Ltd (Cayman) 3.111% (USD LIBOR + 0.800%) due 02/28/26 § ~	700,000	696,665
Venture XVI CLO Ltd (Cayman) 3.189% (USD LIBOR + 0.850%) due 01/15/28 § ~	700,000	699,590
VOLT LXII LLC 3.125% due 09/25/47 ~	450,185	446,043
Westlake Automobile Receivables Trust 2.530% due 09/16/19 ~	598,155	598,174
2.980% due 01/18/22 ~	700,000	699,823
Zais CLO 1 Ltd (Cayman) 3.586% (USD LIBOR + 1.150%) due 04/15/28 § ~	500,000	500,000

Total Asset-Backed Securities (Cost $30,497,442)		32,869,437

U.S. GOVERNMENT AGENCY ISSUES - 0.3%

Fannie Mae 2.746% due 10/09/19	1,560,000	1,517,294

Total U.S. Government Agency Issues (Cost $1,525,944)		1,517,294

U.S. TREASURY OBLIGATIONS - 10.0%

U.S. Treasury Bonds - 5.4%

2.750% due 08/15/47	70,000	64,088
2.875% due 05/15/43	4,700,000	4,443,244
2.875% due 08/15/45	220,000	207,105
3.000% due 05/15/42	3,000,000	2,905,957
3.000% due 02/15/48	170,000	163,565
3.000% due 08/15/48	3,192,000	3,070,679
3.125% due 02/15/43	3,500,000	3,457,549
3.625% due 08/15/43	9,800,000	10,512,797
3.750% due 11/15/43	1,500,000	1,642,236
4.250% due 05/15/39	200,000	233,227
4.375% due 05/15/40	1,000,000	1,188,203
4.625% due 02/15/40	400,000	490,508

		28,379,158

U.S. Treasury Inflation Protected Securities - 0.3%

0.750% due 02/15/42 ^	1,171,034	1,101,374
2.125% due 02/15/40 ^	186,550	225,807
2.125% due 02/15/41 ^	299,198	364,628

		1,691,809

U.S. Treasury Notes - 4.3%

1.625% due 05/31/23	2,000,000	1,886,289
1.875% due 07/31/22 ‡	1,700,000	1,635,984
1.875% due 08/31/22	4,020,000	3,864,775
2.000% due 10/31/22	1,000,000	964,434
2.000% due 06/30/24	70,000	66,411
2.125% due 09/30/24	5,800,000	5,527,559
2.250% due 01/31/24	2,000,000	1,929,961
2.250% due 02/15/27	600,000	564,961
2.250% due 08/15/27	300,000	281,420

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
2.375% due 05/15/27	$2,300,000	$2,184,371
2.750% due 08/31/23	120,000	118,971
2.750% due 02/15/24	400,000	395,875
2.750% due 08/31/25	2,800,000	2,754,555
2.875% due 08/15/28	140,000	137,897

		22,313,463

Total U.S. Treasury Obligations (Cost $53,569,868)		52,384,430

FOREIGN GOVERNMENT BONDS & NOTES - 6.0%

Abu Dhabi Government International Bond (United Arab Emirates) 2.500% due 10/11/22 ~	400,000	385,670
Argentina POM Politica Monetaria (Argentina) 70.484% (ARS Reference + 0.000%) due 06/21/20 §	ARS 1,230,000	35,356
Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21	15,570,000	298,656
Argentine Republic Government International (Argentina) 5.625% due 01/26/22	$1,130,000	1,023,498
6.875% due 04/22/21	190,000	182,259
6.875% due 01/11/48	630,000	488,250
7.500% due 04/22/26	340,000	303,450
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 400,000	487,890
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/21	BRL 3,338,000	836,064
10.000% due 01/01/23	2,390,000	575,638
10.000% due 01/01/27	786,000	179,115
Brazilian Government International (Brazil) 4.625% due 01/13/28	$270,000	247,660
5.000% due 01/27/45	400,000	330,050
5.625% due 01/07/41	600,000	547,656
5.625% due 02/21/47	760,000	674,595
China Government (China) 3.310% due 11/30/25 ~	CNY 3,000,000	427,017
3.380% due 11/21/24 ~	7,000,000	1,002,994
3.390% due 05/21/25 ~	1,000,000	143,217
Colombia Government (Colombia) 5.625% due 02/26/44	$450,000	484,875
Ecuador Government International Bond (Ecuador) 7.875% due 01/23/28 ~	280,000	252,791
Egypt Government International Bond (Egypt) 5.577% due 02/21/23 ~	310,000	301,265
Indonesia Government (Indonesia)
3.500% due 01/11/28	200,000	186,405
3.750% due 04/25/22 ~	750,000	745,305
4.875% due 05/05/21 ~	500,000	515,853
5.125% due 01/15/45 ~	200,000	200,825
5.250% due 01/08/47 ~	400,000	408,924
Israel Government International Bond (Israel) 4.125% due 01/17/48	600,000	575,538
Japan Bank for International Cooperation (Japan) 2.375% due 07/21/22	700,000	677,536
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 288,097,023	2,639,579
Kenya Government International Bond (Kenya) 6.875% due 06/24/24 ~	$200,000	200,920
7.250% due 02/28/28 ~	200,000	195,264
Kuwait International Government (Kuwait) 3.500% due 03/20/27 ~	470,000	461,493
Mexican Bonos (Mexico) 6.500% due 06/09/22	MXN 30,710,000	1,576,476
7.750% due 11/23/34	20,610,000	1,069,542
7.750% due 11/13/42	44,120,000	2,271,282
8.000% due 11/07/47	31,460,000	1,661,989
10.000% due 12/05/24	11,400,000	675,764

	Principal Amount	Value
Nigeria Government International Bond (Nigeria) 6.500% due 11/28/27 ~	$200,000	$193,135
7.143% due 02/23/30 ~	200,000	195,970
Peru Government Bond (Peru) 6.150% due 08/12/32 ~	PEN 3,000,000	928,640
Peruvian Government International (Peru) 5.625% due 11/18/50	$220,000	261,690
6.550% due 03/14/37	100,000	126,750
Province of Ontario (Canada) 1.650% due 09/27/19	200,000	197,623
3.150% due 06/02/22	CAD 900,000	709,590
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	605,399
Qatar Government International Bond (Qatar) 4.500% due 04/23/28 ~	400,000	412,422
Republic of Poland Government International (Poland) 4.000% due 01/22/24	750,000	765,779
Russian Federal (Russia) 7.000% due 01/25/23	RUB 21,990,000	324,174
7.000% due 08/16/23	26,040,000	381,852
7.050% due 01/19/28	119,742,000	1,674,908
8.150% due 02/03/27	13,480,000	203,247
Tokyo Metropolitan Government (Japan) 2.500% due 06/08/22 ~	$1,000,000	970,570

Total Foreign Government Bonds & Notes (Cost $34,726,571)		31,222,410

MUNICIPAL BONDS - 1.0%

Alabama Economic Settlement Authority 3.163% due 09/15/25	900,000	884,043
City of Chicago IL ‘B’ 5.630% due 01/01/22	400,000	403,180
New Jersey Economic Development Authority ‘B’ 2.864% due 02/15/19	1,900,000	1,879,822
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	720,000	720,792
University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,379,313

Total Municipal Bonds (Cost $5,146,973)		5,267,150

SHORT-TERM INVESTMENTS - 12.0%

Commercial Paper - 0.7%

MUFG Bank Ltd 2.434% due 12/11/18	3,510,000	3,493,391

Foreign Government Issues - 4.1%

Argentina Treasury Bills (Argentina)
3.408% due 01/25/19	500,000	494,657
3.665% due 02/22/19	1,800,000	1,774,447
3.676% due 01/11/19	300,000	296,960
3.992% due 12/28/18	ARS 17,715,000	424,963
11.484% due 03/29/19	4,795,000	110,068
Hellenic Republic Treasury Bills (Greece)
0.571% due 11/02/18	EUR 300,000	348,135
4.750% due 04/17/19 ~	300,000	355,008
Japan Treasury Bills (Japan)
0.081% due 10/09/18	JPY 70,000,000	616,101
0.123% due 10/29/18	1,080,000,000	9,506,300
0.125% due 11/05/18	90,000,000	792,211
0.128% due 11/19/18	790,000,000	6,954,218

		21,673,068

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Money Market Fund - 4.8%

BlackRock Liquidity Funds T-Fund Portfolio	24,870,425	$24,870,425

	Principal Amount
U.S. Government Agency Issues - 0.8%

Federal Home Loan Bank
2.024% due 10/17/18	$100,000	99,907
2.147% due 11/14/18	2,400,000	2,393,722
2.156% due 11/23/18	260,000	259,181
2.203% due 12/21/18	1,390,000	1,383,213

		4,136,023

U.S. Treasury Bills - 1.6%

2.086% due 11/15/18	5,000,000	4,987,008
2.133% due 11/29/18	910,000	906,848
2.321% due 02/21/19	2,620,000	2,596,389

		8,490,245

Total Short-Term Investments (Cost $63,194,488)		62,663,152

TOTAL INVESTMENTS - 129.7% (Cost $686,747,014)		677,771,775

DERIVATIVES - (0.6%)
(See Notes (d) through (h) in Notes to Schedule of Investments)		(2,886,196)

OTHER ASSETS & LIABILITIES, NET - (29.1%)		(152,247,435)

NET ASSETS - 100.0%		$522,638,144

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	52.0%
Corporate Bonds & Notes	40.0%
Short-Term Investments	12.0%
U.S. Treasury Obligations	10.0%
Asset-Backed Securities	6.3%
Foreign Government Bonds & Notes	6.0%
Others (each less than 3.0%)	3.4%

	129.7%

Derivatives	(0.6%	)
Other Assets & Liabilities, Net	(29.1%	)

	100.0%

(b)

As of September 30, 2018, investments with a total aggregate value of $1,112,469 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(c)

The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the six-month period ended September 30, 2018 was $41,432,611 at a weighted average interest rate of 0.237%.

(d)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	12/18	7	$503,052	$505,890	$2,838
CAD FX	12/18	113	8,636,416	8,758,065	121,649
CHF FX	12/18	5	649,415	642,750	(6,665)
EUR FX	12/18	100	14,665,671	14,602,500	(63,171)
Euro-Bobl	12/18	7	1,068,593	1,062,244	(6,349)
Euro-BTP	12/18	33	4,692,531	4,744,883	52,352
Euro-Bund	12/18	44	8,171,517	8,111,972	(59,545)
Eurodollar	03/19	8	1,944,396	1,943,200	(1,196)
Eurodollar	12/19	876	212,689,911	212,123,400	(566,511)
Eurodollar	03/20	8	1,953,914	1,936,700	(17,214)
Eurodollar	06/20	188	45,719,326	45,510,100	(209,226)
Eurodollar	03/21	79	19,269,555	19,128,863	(140,692)
Japan 10-Year Bonds	12/18	2	2,644,347	2,641,964	(2,383)
JPY FX	12/18	6	676,779	664,050	(12,729)
MXN FX	12/18	496	12,685,555	13,091,920	406,365
U.S. Treasury 2-Year Notes	12/18	262	55,413,322	55,212,408	(200,914)
U.S. Treasury 5-Year Notes	12/18	2,249	254,992,005	252,959,783	(2,032,222)
U.S. Treasury 10-Year Notes	12/18	157	18,902,324	18,648,656	(253,668)
U.S. Treasury Long Bonds	12/18	43	6,105,878	6,041,500	(64,378)
U.S. Ultra Long Bonds	12/18	213	34,066,639	32,861,906	(1,204,733)

					(4,258,392)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Australia 10-Year Bonds	12/18	78	$7,325,563	$7,265,046	$60,517
Canada 10-Year Bonds	12/18	21	2,184,918	2,156,172	28,746
Euribor	12/18	41	11,935,876	11,936,456	(580)
Euro-BTP	12/18	83	11,784,914	11,934,099	(149,185)
Euro-Bund	12/18	312	57,946,970	57,521,253	425,717
Euro-Buxl	12/18	20	4,094,345	4,047,882	46,463
Eurodollar	11/18	734	178,828,925	178,811,575	17,350
Eurodollar	12/18	653	159,076,500	158,907,550	168,950
Eurodollar	06/20	4	971,227	968,300	2,927
Eurodollar	12/20	7	1,695,918	1,694,613	1,305
Euro-OAT	12/18	91	16,118,243	15,959,259	158,984
Euro-Schatz	12/18	2	259,905	259,553	352
GBP FX	12/18	16	1,308,671	1,308,600	71
Japan 10-Year Bonds	12/18	6	7,932,716	7,925,893	6,823
U.S. Treasury 10-Year Notes	12/18	598	71,706,376	71,031,188	675,188
U.S. Treasury Long Bonds	12/18	191	27,503,071	26,835,500	667,571
U.S. Treasury Ultra 10-Year Notes	12/18	37	4,747,012	4,662,000	85,012

					2,196,211

Total Futures Contracts					($2,062,181)

(e)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	17,170,000	USD	776,145	10/18	CIT	$—	($363,223)
ARS	2,620,000	USD	118,415	10/18	JPM	—	(55,406)
ARS	12,925,000	USD	287,191	03/19	CIT	—	(24,433)
ARS	6,865,000	USD	146,019	03/19	JPM	—	(12,977)
BRL	6,940,000	USD	1,855,193	10/18	BRC	—	(66,981)
BRL	18,504,900	USD	4,681,025	10/18	CIT	—	(178,599)
BRL	349,365	USD	87,256	10/18	DUB	—	(776)
BRL	349,365	USD	85,114	10/18	HSB	1,366	—
BRL	1,944,802	USD	482,977	11/18	CIT	—	(3,585)
BRL	349,365	USD	85,257	11/18	DUB	990	—
CAD	5,622,640	USD	4,310,643	10/18	CIT	44,381	—
CNY	19,784,791	USD	2,878,835	10/18	JPM	—	(5,588)
EUR	762,000	USD	888,729	10/18	BRC	—	(3,724)
EUR	1,260,000	USD	1,479,134	10/18	CIT	—	(13,853)
EUR	235,000	USD	275,235	10/18	JPM	—	(2,300)
EUR	3,819,000	USD	4,484,319	10/18	UBS	—	(48,845)
GBP	880,000	USD	1,167,584	10/18	CIT	—	(19,538)
IDR	46,874,390,000	USD	3,218,069	10/18	BRC	—	(82,204)
INR	280,700,000	USD	4,033,929	10/18	BRC	—	(176,332)
INR	22,361,880	USD	307,000	10/18	JPM	192	—
INR	22,361,880	USD	304,388	12/18	BRC	—	(66)
INR	76,790,500	USD	1,045,174	12/18	SCB	—	(135)
JPY	600,000,000	USD	5,399,933	10/18	RBS	—	(106,967)
JPY	210,000,000	USD	1,897,761	10/18	UBS	—	(45,223)
JPY	177,400,000	USD	1,589,077	11/18	JPM	—	(22,197)
JPY	308,900,000	USD	2,803,505	11/18	UBS	—	(75,155)
MXN	70,508,256	USD	3,662,767	10/18	BRC	91,600	—
MXN	70,117,770	USD	3,753,367	10/18	JPM	—	(19,793)
MXN	9,084,000	USD	482,207	10/18	JPM	809	—
MXN	43,317,000	USD	2,219,334	11/18	HSB	77,618	—
MXN	15,789,000	USD	818,442	11/18	RBS	18,795	—
MXN	7,708,000	USD	392,572	11/18	SCB	16,157	—
PHP	15,920,000	USD	294,610	10/18	CIT	—	(431)
RUB	183,622,304	USD	2,928,469	10/18	BRC	—	(131,611)
RUB	42,126,210	USD	616,382	10/18	BRC	25,821	—
RUB	20,036,200	USD	284,000	10/18	DUB	20,822	—
RUB	17,667,642	USD	277,000	10/18	HSB	—	(7,807)
RUB	42,244,552	USD	663,000	10/18	JPM	—	(19,340)
RUB	34,642,923	USD	501,000	10/18	JPM	27,180	—
RUB	86,713,700	USD	1,362,010	11/18	HSB	—	(45,103)
RUB	40,298,034	USD	614,000	11/18	JPM	—	(2,001)
RUB	54,484,730	USD	800,554	11/18	SCB	26,897	—
RUB	38,903,625	USD	606,212	11/18	UBS	—	(15,389)
RUB	124,662,000	USD	1,815,638	12/18	HSB	71,714	—
SEK	25,965,000	USD	2,856,515	11/18	HSB	76,648	—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
TRY	1,512,000	USD	232,771	10/18	HSB	$16,772	$—
TRY	2,871,048	USD	455,430	10/18	UBS	13,700	—
TRY	3,838,087	USD	579,982	11/18	BRC	36,123	—
TRY	1,284,118	USD	202,616	11/18	JPM	3,516	—
TWD	18,026,400	USD	587,179	10/18	CIT	5,316	—
TWD	8,885,300	USD	289,188	10/18	JPM	2,620	—
USD	338,509	ARS	12,925,000	10/18	CIT	23,703	—
USD	173,714	ARS	6,865,000	10/18	JPM	12,589	—
USD	1,693,020	AUD	2,285,100	10/18	BRC	40,993	—
USD	1,349,721	AUD	1,873,000	10/18	JPM	—	(4,219)
USD	85,482	BRL	349,365	10/18	DUB	—	(998)
USD	87,256	BRL	349,365	10/18	HSB	776	—
USD	87,000	BRL	350,523	11/18	DUB	467	—
USD	3,547,661	CAD	4,668,208	10/18	CIT	—	(68,105)
USD	751,402	CAD	981,000	10/18	JPM	—	(8,160)
USD	74,403	CHF	72,000	10/18	HSB	1,012	—
USD	314,072	CHF	304,000	10/18	JPM	4,197	—
USD	1,745,800	CNH	11,614,807	10/18	CIT	59,007	—
USD	6,474,964	CNY	43,139,446	10/18	JPM	210,038	—
USD	2,408,843	DKK	14,847,000	10/18	SCB	96,672	—
USD	5,464,006	EUR	4,678,000	10/18	BRC	30,869	—
USD	18,471,951	EUR	15,795,268	10/18	CIT	103,296	—
USD	160,077	EUR	138,000	10/18	JPM	—	(199)
USD	364,012	EUR	300,000	11/18	DUB	14,717	—
USD	129,155	EUR	110,000	11/18	HSB	1,080	—
USD	4,495,177	EUR	3,819,000	11/18	UBS	48,652	—
USD	517,658	GBP	401,000	11/18	BRC	—	(6,137)
USD	1,999,617	GBP	1,560,000	11/18	RBS	—	(38,090)
USD	307,253	INR	22,361,880	10/18	BRC	61	—
USD	11,562,484	JPY	1,279,742,363	10/18	BRC	277,070	—
USD	815,883	JPY	90,000,000	10/18	JPM	21,938	—
USD	9,516,365	JPY	1,050,000,000	10/18	UBS	253,938	—
USD	8,697,484	JPY	960,500,000	11/18	BRC	211,873	—
USD	2,430,342	JPY	267,900,000	11/18	JPM	64,123	—
USD	680,257	JPY	74,600,000	11/18	SCB	21,355	—
USD	810,656	JPY	90,000,000	11/18	UBS	16,309	—
USD	289,000	MXN	5,424,868	10/18	BNP	—	(685)
USD	55,000	MXN	1,041,488	10/18	BOA	—	(623)
USD	13,329,870	MXN	254,863,618	10/18	CIT	—	(240,902)
USD	1,015,736	MXN	19,700,000	10/18	JPM	—	(33,233)
USD	107,000	MXN	2,020,414	10/18	UBS	—	(905)
USD	1,024,662	MXN	19,353,000	11/18	BRC	—	(1,562)
USD	691,355	MXN	13,179,000	11/18	HSB	—	(7,482)
USD	554,135	MXN	10,616,000	11/18	JPM	—	(8,795)
USD	1,439,441	MXN	27,545,000	11/18	RBS	—	(21,176)
USD	199,099	PEN	653,800	10/18	DUB	1,405	—
USD	4,563,194	PHP	241,661,000	11/18	DUB	109,090	—
USD	420,000	RUB	28,753,200	10/18	BRC	—	(18,099)
USD	264,000	RUB	17,645,670	10/18	HSB	—	(4,628)
USD	3,048,000	RUB	204,558,752	10/18	JPM	—	(68,267)
USD	64,000	RUB	4,216,960	10/18	UBS	—	(252)
USD	281,005	RUB	19,178,860	12/18	SCB	—	(9,358)
USD	1,408,963	SEK	12,615,000	11/18	BRC	—	(16,104)
USD	269,250	SEK	2,370,000	11/18	JPM	1,521	—
USD	879,180	SEK	7,670,000	11/18	SCB	12,730	—
USD	383,828	SEK	3,375,000	11/18	UBS	2,567	—
USD	21,418	TRY	132,700	10/18	HSB	—	(512)
USD	202,046	TRY	1,244,300	10/18	JPM	—	(3,581)
USD	20,000	TRY	132,700	10/18	SCB	—	(1,612)
USD	328,229	TWD	9,984,000	10/18	BRC	160	—
USD	529,952	TWD	16,120,000	10/18	CIT	258	—

Total Forward Foreign Currency Contracts						$2,221,503	($2,113,266)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(f)	Purchased options outstanding as of September 30, 2018 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - CAD versus USD	CAD 1.29	10/12/18	CIT	$3,610,000	$23,212	$17,138
Put - CAD versus USD	1.28	10/25/18	CIT	4,230,000	33,967	19,602
Put - INR versus USD	INR 68.50	12/05/18	HSB	900,000	752	281

					$57,931	$37,021

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - AUD-FX (10/18)	AUD 73.00	10/05/18	CME	2	$146,000	$1,744	$160
Call - AUD-FX (10/18)	74.00	10/05/18	CME	7	518,000	4,042	105
Call - U.S. Treasury 5-Year Notes (11/18)	$112.50	10/26/18	CME	12	1,350,000	2,647	2,813
Call - U.S. Treasury 10-Year Notes (11/18)	118.50	10/26/18	CME	18	2,133,000	9,173	10,125
Call - U.S. Treasury 10-Year Notes (11/18)	118.75	10/26/18	CME	3	356,250	1,130	1,266
Call - U.S. Treasury Bonds (11/18)	140.00	10/26/18	CME	2	280,000	2,019	2,500
Call - U.S. Treasury Bonds (11/18)	140.50	10/26/18	CME	6	843,000	5,308	5,812
Call - U.S. Treasury Bonds (11/18)	141.00	10/26/18	CME	12	1,692,000	10,990	8,813
Call - Euro-BTP (10/18)	EUR 158.00	10/26/18	EUX	54	EUR 8,532,000	684	627
Call - Euro-OAT (10/18)	176.00	10/26/18	EUX	88	15,488,000	1,111	1,022
Call - CAD Treasury 10-Year Notes (12/18)	CAD 158.00	11/16/18	MSE	14	CAD 2,212,000	128	54
Call - U.S. Treasury 10-Year Notes (12/18)	$127.00	11/23/18	CME	682	$86,614,000	22,540	—
Call - U.S. Treasury Bonds (12/18)	140.00	11/23/18	CME	3	420,000	4,177	5,016
Call - Euro-BTP (11/18)	EUR 160.00	11/23/18	EUX	17	EUR 2,720,000	216	197
Call - Euro-BTP (11/18)	165.00	11/23/18	EUX	12	1,980,000	151	139
Call - Euro-Bund (12/18)	172.00	11/23/18	EUX	191	32,852,000	11,425	2,217
Call - U.S. Treasury 30-Year Bonds (12/18)	$178.00	11/23/18	CME	22	$3,916,000	180	—
Call - U.S. Treasury 30-Year Bonds (12/18)	180.00	11/23/18	CME	68	12,240,000	581	—

						78,246	40,866

Put - U.S. Treasury 10-Year Notes (11/18)	118.50	10/26/18	CME	12	1,422,000	5,693	3,375
Put - U.S. Treasury 10-Year Notes (11/18)	119.00	10/26/18	CME	2	238,000	972	1,062
Put - U.S. Treasury 10-Year Notes (11/18)	119.50	10/26/18	CME	6	717,000	2,870	5,250
Put - U.S. Treasury 5-Year Notes (12/18)	104.00	11/23/18	CME	3	312,000	26	—
Put - U.S. Treasury 2-Year Notes (12/18)	104.63	11/23/18	CME	252	52,731,000	4,391	—
Put - U.S. Treasury 5-Year Notes (12/18)	105.25	11/23/18	CME	1	105,250	9	—
Put - U.S. Treasury 5-Year Notes (12/18)	105.75	11/23/18	CME	56	5,922,000	479	—
Put - U.S. Treasury 5-Year Notes (12/18)	106.50	11/23/18	CME	45	4,792,500	385	—
Put - U.S. Treasury 5-Year Notes (12/18)	106.75	11/23/18	CME	3	320,250	26	—
Put - U.S. Treasury 5-Year Notes (12/18)	107.00	11/23/18	CME	1,856	198,592,000	17,754	—
Put - U.S. Treasury 5-Year Notes (12/18)	107.25	11/23/18	CME	132	14,157,000	1,129	—
Put - U.S. Treasury 5-Year Notes (12/18)	107.50	11/23/18	CME	7	752,500	60	—
Put - U.S. Treasury 10-Year Notes (12/18)	109.50	11/23/18	CME	84	9,198,000	718	—
Put - U.S. Treasury 10-Year Notes (12/18)	110.00	11/23/18	CME	66	7,260,000	564	—
Put - U.S. Treasury 10-Year Notes (12/18)	110.50	11/23/18	CME	17	1,878,500	145	—
Put - U.S. Treasury 10-Year Notes (12/18)	111.00	11/23/18	CME	13	1,443,000	111	—
Put - Euro-Bund (11/18)	EUR 145.00	11/23/18	EUX	24	EUR 3,480,000	303	279

						35,635	9,966

Total Options on Futures						$113,881	$50,832

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 3.500% due 11/13/48	$70.00	11/06/18	JPM	$5,000,000	$195	$—
Put - Fannie Mae 4.000% due 11/13/48	72.00	11/06/18	JPM	5,000,000	195	—

					$390	$—

Total Purchased Options					$172,202	$87,853

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(g)	Premiums received and value of written options outstanding as of September 30, 2018 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - TRY versus USD	TRY 7.11	10/23/18	SCB	$100,000	$2,363	($206)
Call - ZAR versus USD	ZAR 16.00	10/26/18	SCB	1,000,000	13,520	(884)
Call - TRY versus USD	TRY 7.40	11/19/18	HSB	500,000	15,838	(2,665)
Call - TRY versus USD	7.70	12/10/18	HSB	400,000	12,280	(2,837)

					44,001	(6,592)

Put - MXN versus USD	MXN 18.93	10/23/18	DUB	600,000	4,380	(9,780)
Put - RUB versus USD	RUB 68.50	10/26/18	DUB	800,000	7,120	(36,889)
Put - BRL versus USD	BRL 3.75	11/20/18	CIT	1,760,000	24,376	(15,205)

					35,876	(61,874)

Total Foreign Currency Options					$79,877	($68,466)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers	215.95	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	03/12/20	CIT	$1,200,000	$10,320	$—
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	600,000	7,740	(2)

						$18,060	($2)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - Euro-FX (10/18)	$1.17	10/05/18	CME	4	$585,000	$3,393	($1,700)
Call - U.S. Treasury 5-Year Notes (11/18)	113.00	10/26/18	CME	19	2,147,000	3,661	(1,484)
Call - U.S. Treasury 5-Year Notes (11/18)	113.25	10/26/18	CME	33	3,737,250	3,831	(1,289)
Call - U.S. Treasury 5-Year Notes (11/18)	113.50	10/26/18	CME	6	681,000	1,091	(141)
Call - U.S. Treasury 10-Year Notes (11/18)	119.00	10/26/18	CME	1	119,000	279	(313)
Call - U.S. Treasury 10-Year Notes (11/18)	119.25	10/26/18	CME	5	596,250	1,163	(1,094)
Call - U.S. Treasury 10-Year Notes (11/18)	119.50	10/26/18	CME	8	956,000	2,173	(1,250)
Call - U.S. Treasury 10-Year Notes (11/18)	120.00	10/26/18	CME	15	1,800,000	2,364	(1,172)
Call - U.S. Treasury 10-Year Notes (11/18)	120.50	10/26/18	CME	3	361,500	823	(94)
Call - U.S. Treasury Bonds (11/18)	142.00	10/26/18	CME	8	1,136,000	4,016	(3,125)
Call - U.S. Treasury Bonds (11/18)	142.50	10/26/18	CME	13	1,852,500	3,227	(3,453)
Call - U.S. Treasury Bonds (11/18)	143.00	10/26/18	CME	22	3,146,000	6,445	(4,125)
Call - U.S. Treasury Bonds (11/18)	144.00	10/26/18	CME	9	1,296,000	4,078	(844)
Call - U.S. Treasury Bonds (11/18)	145.00	10/26/18	CME	6	870,000	3,927	(281)
Call - U.S. Treasury 5-Year Notes (12/18)	113.00	11/23/18	CME	15	1,695,000	2,668	(2,578)
Call - U.S. Treasury 10-Year Notes (12/18)	120.00	11/23/18	CME	8	960,000	1,970	(1,625)
Call - U.S. Treasury 10-Year Notes (12/18)	120.50	11/23/18	CME	23	2,771,500	4,896	(2,875)
Call - U.S. Treasury Bonds (12/18)	143.00	11/23/18	CME	26	3,718,000	14,733	(12,594)
Call - U.S. Treasury Bonds (12/18)	144.00	11/23/18	CME	5	720,000	1,866	(1,563)
Call - U.S. Treasury Bonds (12/18)	145.00	11/23/18	CME	8	1,160,000	4,689	(1,625)
Call - U.S. Treasury Bonds (12/18)	146.00	11/23/18	CME	5	730,000	2,350	(703)
Call - U.S. Treasury Bonds (12/18)	148.00	11/23/18	CME	3	444,000	1,338	(234)
Call - U.S. Treasury Bonds (12/18)	150.00	11/23/18	CME	2	300,000	903	(94)
Call - U.S. Treasury Bonds (12/18)	151.00	11/23/18	CME	5	755,000	1,632	(156)

						$77,516	($44,412)

Total Written Options						$175,453	($112,880)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(h)	Swap agreements outstanding as of September 30, 2018 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Colombia Government	Q	1.000%	03/20/19	HSB	0.226%	$3,500,000	$13,959	($28,642)	$42,601
Petrobras International Co SA	Q	1.000%	12/20/19	GSC	1.335%	300,000	(1,122)	(32,995)	31,873
Brazil Government	Q	1.000%	06/20/23	BRC	2.463%	3,330,000	(201,895)	(190,709)	(11,186)
Russian Federation	Q	1.000%	12/20/23	JPM	1.432%	500,000	(10,000)	(13,052)	3,052

							(199,058)	(265,398)	66,340

				Exchange
Citigroup Inc	Q	1.000%	12/20/20	ICE	0.258%	900,000	14,405	18,995	(4,590)
Tesco PLC	Q	1.000%	06/20/22	ICE	0.649%	EUR 800,000	12,868	3,765	9,103

							27,273	22,760	4,513

Total Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection							($171,785)	($242,638)	$70,853

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 29 5Y	Q	5.000%	12/20/22	ICE	$3,450,000	($278,079)	($232,875)	($45,204)
CDX IG 30 5Y	Q	1.000%	06/20/23	ICE	5,100,000	(103,191)	(88,512)	(14,679)
CDX HY 31 5Y	Q	5.000%	12/20/23	ICE	7,060,000	(516,334)	(511,655)	(4,679)

						($897,604)	($833,042)	($64,562)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 23 2Y	Q	1.000%	12/20/19	ICE	$990,000	$9,829	$12,936	($3,107)
CDX IG 25 5Y	Q	1.000%	12/20/20	ICE	2,290,000	37,601	41,980	(4,379)
CDX IG 30 5Y	Q	1.000%	06/20/23	ICE	11,760,000	234,681	190,776	43,905
CDX IG 31 5Y	Q	1.000%	12/20/23	ICE	41,400,000	801,103	788,444	12,659

						$1,083,214	$1,034,136	$49,078

Total Credit Default Swaps						$13,825	($41,544)	$55,369

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
8.410%	Brazil CETIP Interbank	Z / Z	CIT	01/02/20	BRL 52,950,000	$72,690	$16,850	$55,840

			Exchange
1.597%	3-Month USD-LIBOR	S / Q	CME	03/29/19	$7,860,000	(37,284)	—	(37,284)
1.705%	3-Month USD-LIBOR	S / Q	CME	09/28/19	4,380,000	(46,381)	—	(46,381)
1.138%	3-Month USD-LIBOR	S / Q	CME	10/17/19	12,330,000	(211,244)	—	(211,244)
1.958%	3-Month USD-LIBOR	S / Q	CME	12/05/19	9,700,000	(98,166)	—	(98,166)
0.250%	6-Month JPY-LIBOR	S / S	CME	12/20/19	JPY 690,000,000	16,013	28,193	(12,180)
7.500%	Brazil CETIP Interbank	Z / Z	CME	01/02/20	BRL 44,900,000	(53,188)	(37,191)	(15,997)
7.750%	Brazil CETIP Interbank	Z / Z	CME	01/02/20	16,600,000	(7,062)	(7,823)	761
8.475%	Brazil CETIP Interbank	Z / Z	CME	01/02/20	24,600,000	24,209	(791)	25,000
8.850%	Brazil CETIP Interbank	Z / Z	CME	01/02/20	21,500,000	39,579	20,119	19,460
1.671%	3-Month USD-LIBOR	S / Q	CME	06/14/20	$12,160,000	(257,377)	(3,505)	(253,872)
7.351%	28-Day MXN TIIE	L / L	CME	04/05/21	MXN 294,420,000	(199,262)	(2,233)	(197,029)
7.330%	28-Day MXN TIIE	L / L	CME	04/06/22	202,000,000	(180,142)	(4,783)	(175,359)
2.250%	3-Month USD-LIBOR	S / Q	CME	05/31/22	$8,541,000	(241,304)	15,860	(257,164)
2.850%	3-Month USD-LIBOR	S / Q	CME	08/31/22	24,840,000	(196,637)	(7,017)	(189,620)
2.169%	3-Month USD-LIBOR	S / Q	CME	12/01/22	2,510,000	(88,761)	—	(88,761)
2.800%	3-Month USD-LIBOR	S / Q	CME	08/22/23	5,000,000	(62,684)	—	(62,684)
1.250%	6-Month EUR-LIBOR	A / S	LCH	12/19/28	EUR 1,400,000	34,233	23,656	10,577
1.000%	6-Month EUR-LIBOR	A / S	LCH	03/20/29	8,100,000	(81,489)	(43,250)	(38,239)
1.501%	6-Month EUR-LIBOR	A / S	LCH	07/04/42	1,900,000	(6,748)	—	(6,748)
1.500%	6-Month EUR-LIBOR	A / S	LCH	03/20/49	700,000	(13,334)	(13,916)	582

						(1,667,029)	(32,681)	(1,634,348)

Total Interest Rate Swaps – Long						($1,594,339)	($15,831)	($1,578,508)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1 Day U.S. Fed Funds + 0.310%	Q /Q	CME	12/19/23	$110,323,000	($6,915)	$—	($6,915)
1.500%	6-Month GBP-LIBOR	S / S	LCH	03/20/24	GBP 3,700,000	5,641	(3,270)	8,911
0.300%	6-Month JPY-LIBOR	S / S	CME	03/18/26	JPY 1,140,000,000	(35,183)	(80,670)	45,487
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/18/26	970,000,000	(28,007)	(61,349)	33,342
0.300%	6-Month JPY-LIBOR	S / S	LCH	09/20/27	440,000,000	8,241	(16,361)	24,602
2.500%	3-Month USD-LIBOR	S / Q	CME	12/20/27	$2,000,000	102,009	(11,780)	113,789
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/20/28	JPY 100,000,000	3,877	6,946	(3,069)
0.380%	6-Month JPY-LIBOR	S / S	LCH	06/18/28	10,000,000	(189)	157	(346)
0.399%	6-Month JPY-LIBOR	S / S	LCH	06/18/28	50,000,000	(1,753)	(42)	(1,711)
2.250%	3-Month USD-LIBOR	S / Q	LCH	06/20/28	$4,100,000	298,815	235,463	63,352
1.500%	6-Month GBP-LIBOR	S / S	LCH	12/19/28	GBP 900,000	19,584	14,640	4,944
0.450%	6-Month JPY-LIBOR	S / S	LCH	03/20/29	JPY 60,000,000	(2,037)	(4,281)	2,244
1.500%	6-Month GBP-LIBOR	S / S	LCH	03/20/29	GBP 1,000,000	25,043	16,113	8,930
0.750%	6-Month JPY-LIBOR	S / S	LCH	03/20/38	JPY 250,000,000	5,683	20,540	(14,857)
0.641%	6-Month JPY-LIBOR	S / S	CME	05/09/46	187,300,000	125,471	—	125,471
1.750%	3-Month CAD-CDOR	S / S	CME	12/16/46	CAD 300,000	53,603	38,495	15,108
1.498%	6-Month EUR-LIBOR	A / S	CME	08/23/47	EUR 1,145,000	11,243	1,423	9,820
1.000%	6-Month JPY-LIBOR	S / S	LCH	03/21/48	JPY 20,000,000	(1,532)	(601)	(931)
2.905%	3-Month USD-LIBOR	S / Q	CME	08/22/48	$900,000	47,329	—	47,329
2.940%	3-Month USD-LIBOR	S / Q	CME	08/22/48	300,000	13,671	—	13,671
1.500%	6-Month GBP-LIBOR	S / S	LCH	12/19/48	GBP 1,700,000	134,597	7,854	126,743

						$779,191	$163,277	$615,914

Total Interest Rate Swaps						($815,148)	$147,446	($962,594)

Total Swap Agreements						($801,323)	$105,902	($907,225)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Deprecation)
OTC Swap Agreements
Assets	$16,850	$133,366
Liabilities	(265,398)	(11,186)
Centrally Cleared Swap Agreements (6)
Assets	1,486,355	765,790
Liabilities	(1,131,905)	(1,795,195)

	$105,902	($907,225)

(6)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$208,933,791	$—	$208,933,791	$—
	Senior Loan Notes	10,898,346	—	10,898,346	—
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	21,891,447	—	21,891,447	—
	Collateralized Mortgage Obligations - Residential	51,094,896	—	51,094,896	—
	Fannie Mae	144,795,101	—	144,795,101	—
	Freddie Mac	22,120,065	—	21,546,669	573,396
	Government National Mortgage Association	32,114,256	—	32,114,256	—

	Total Mortgage-Backed Securities	272,015,765	—	271,442,369	573,396

	Asset-Backed Securities	32,869,437	—	32,869,437	—
	U.S. Government Agency Issues	1,517,294	—	1,517,294	—
	U.S. Treasury Obligations	52,384,430	—	52,384,430	—
	Foreign Government Bonds & Notes	31,222,410	—	31,222,410	—
	Municipal Bonds	5,267,150	—	5,267,150	—
	Short-Term Investments	62,663,152	24,870,425	37,792,727	—
	Derivatives:
	Credit Contracts
	Swaps	143,193	—	143,193	—
	Foreign Currency Contracts
	Futures	530,923	530,923	—	—
	Forward Foreign Currency Contracts	2,221,503	—	2,221,503	—
	Purchased Options	37,286	—	37,286	—

	Total Foreign Currency Contracts	2,789,712	530,923	2,258,789	—

	Interest Rate Contracts
	Futures	2,398,257	2,398,257	—	—
	Purchased Options	50,567	—	50,567	—
	Swaps	755,963	—	755,963	—

	Total Interest Rate Contracts	3,204,787	2,398,257	806,530	—

	Total Assets - Derivatives	6,137,692	2,929,180	3,208,512	—

	Total Assets	683,909,467	27,799,605	655,536,466	573,396

Liabilities	Sale-buyback Financing Transactions	(38,199,218)	—	(38,199,218)	—
	Derivatives:
	Credit Contracts
	Swaps	(87,824)	—	(87,824)	—
	Foreign Currency Contracts
	Futures	(82,565)	(82,565)	—	—
	Forward Foreign Currency Contracts	(2,113,266)	—	(2,113,266)	—
	Written Options	(70,166)	—	(70,166)	—

	Total Foreign Currency Contracts	(2,265,997)	(82,565)	(2,183,432)	—

	Interest Rate Contracts
	Futures	(4,908,796)	(4,908,796)	—	—
	Written Options	(42,714)	—	(42,714)	—
	Swaps	(1,718,557)	—	(1,718,557)	—

	Total Interest Rate Contracts	(6,670,067)	(4,908,796)	(1,761,271)	—

	Total Liabilities - Derivatives	(9,023,888)	(4,991,361)	(4,032,527)	—

	Total Liabilities	(47,223,106)	(4,991,361)	(42,231,745)	—

	Total	$636,686,361	$22,808,244	$613,304,721	$573,396

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 53.0%

Basic Materials - 2.4%

ArcelorMittal (Luxembourg) 5.250% due 08/05/20	$185,000	$190,522
5.500% due 03/01/21	80,000	83,058
Celulosa Arauco y Constitucion SA (Chile) 7.250% due 07/29/19	120,000	124,196
International Flavors & Fragrances Inc 3.400% due 09/25/20	65,000	65,102
INVISTA Finance LLC 4.250% due 10/15/19 ~	515,000	516,777
LyondellBasell Industries NV 6.000% due 11/15/21	200,000	212,486
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	325,000	324,820
The Sherwin-Williams Co 2.250% due 05/15/20	850,000	837,845
Votorantim SA (Brazil) 6.625% due 09/25/19 ~	100,000	102,750

		2,457,556

Communications - 4.1%

America Movil Sab de CV (Mexico) 5.000% due 03/30/20	200,000	204,981
Baidu Inc (China) 2.750% due 06/09/19	410,000	408,529
Charter Communications Operating LLC 3.579% due 07/23/20	370,000	370,375
4.464% due 07/23/22	250,000	254,354
Crown Castle Towers LLC 3.720% due 07/15/43 ~	55,000	55,133
CSC Holdings LLC 10.875% due 10/15/25 ~	200,000	232,750
Discovery Communications LLC 2.200% due 09/20/19	145,000	143,902
Expedia Group Inc 5.950% due 08/15/20	65,000	67,967
JD.com Inc (China) 3.125% due 04/29/21	370,000	359,626
Omnicom Group Inc 6.250% due 07/15/19	510,000	523,157
Telefonos de Mexico SAB de CV (Mexico) 5.500% due 11/15/19	220,000	225,439
The Interpublic Group of Cos Inc 3.500% due 10/01/20	45,000	45,024
Time Warner Cable LLC 8.250% due 04/01/19	405,000	415,407
8.750% due 02/14/19	240,000	244,983
Viacom Inc 2.750% due 12/15/19	435,000	432,646
5.625% due 09/15/19	160,000	163,960

		4,148,233

Consumer, Cyclical - 5.5%

Aptiv PLC 3.150% due 11/19/20	340,000	337,459
Daimler Finance North America LLC (Germany) 1.750% due 10/30/19 ~	165,000	162,634
2.300% due 02/12/21 ~	455,000	443,261
Delta Air Lines Inc 2.600% due 12/04/20	65,000	63,610
2.875% due 03/13/20	535,000	530,826
DR Horton Inc 2.550% due 12/01/20	125,000	122,500
Ford Motor Credit Co LLC 2.021% due 05/03/19	250,000	248,539
2.551% due 10/05/18	385,000	385,001
3.470% due 04/05/21	380,000	375,595
General Motors Co 3.500% due 10/02/18	175,000	175,000

	Principal Amount	Value
General Motors Financial Co Inc 3.100% due 01/15/19	$220,000	$220,188
3.200% due 07/13/20	260,000	259,342
Harley-Davidson Financial Services Inc 2.812% (USD LIBOR + 0.500%) due 05/21/20 § ~	135,000	135,439
Hyundai Capital America 1.750% due 09/27/19 ~	175,000	172,585
2.400% due 10/30/18 ~	125,000	124,995
2.500% due 03/18/19 ~	625,000	623,684
Lennar Corp 2.950% due 11/29/20	375,000	367,031
QVC Inc 3.125% due 04/01/19	600,000	600,096
Walmart Inc 3.125% due 06/23/21	265,000	265,635

		5,613,420

Consumer, Non-Cyclical - 5.9%

AbbVie Inc 2.300% due 05/14/21	125,000	121,735
Anthem Inc 2.500% due 11/21/20	80,000	78,771
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20 ~	450,000	441,171
Bayer US Finance II LLC (Germany) 3.003% (USD LIBOR + 0.630%) due 06/25/21 § ~	210,000	210,898
3.500% due 06/25/21 ~	330,000	329,423
Becton Dickinson and Co 2.404% due 06/05/20	330,000	325,111
2.675% due 12/15/19	325,000	323,254
3.261% (USD LIBOR + 0.875%) due 12/29/20 §	75,000	75,116
Bunge Ltd Finance Corp 3.500% due 11/24/20	115,000	114,695
Celgene Corp 2.875% due 02/19/21	165,000	163,197
Elanco Animal Health Inc 3.912% due 08/27/21 ~	70,000	70,111
4.272% due 08/28/23 ~	70,000	70,267
Equifax Inc 2.300% due 06/01/21	75,000	72,375
3.184% (USD LIBOR + 0.870%) due 08/15/21 §	105,000	105,670
3.600% due 08/15/21	105,000	104,397
ERAC USA Finance LLC 2.350% due 10/15/19 ~	55,000	54,670
2.800% due 11/01/18 ~	400,000	400,067
Express Scripts Holding Co 3.065% (USD LIBOR + 0.750%) due 11/30/20 §	105,000	105,059
Halfmoon Parent Inc 2.984% (USD LIBOR + 0.650%) due 09/17/21 § ~	110,000	110,178
3.400% due 09/17/21 ~	60,000	59,816
HCA Inc 6.500% due 02/15/20	240,000	249,780
Keurig Dr Pepper Inc 3.551% due 05/25/21 ~	280,000	279,667
Medco Health Solutions Inc 4.125% due 09/15/20	80,000	81,023
Reynolds American Inc (United Kingdom) 8.125% due 06/23/19	300,000	310,391
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	925,000	915,349
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.700% due 07/19/19	550,000	541,172

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
The Kroger Co 2.300% due 01/15/19	$100,000	$99,883
Tyson Foods Inc 2.250% due 08/23/21	160,000	154,100

		5,967,346

Energy - 4.6%

Cenovus Energy Inc (Canada) 5.700% due 10/15/19	370,000	378,794
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20 ~	300,000	297,050
Columbia Pipeline Group Inc 3.300% due 06/01/20	60,000	59,920
DCP Midstream Operating LP 2.700% due 04/01/19	730,000	730,000
Encana Corp (Canada) 6.500% due 05/15/19	355,000	362,749
Energy Transfer Equity LP 7.500% due 10/15/20	305,000	327,341
Eni SpA (Italy) 4.000% due 09/12/23 ~	270,000	267,213
EnLink Midstream Partners LP 2.700% due 04/01/19	220,000	219,312
Enterprise Products Operating LLC 2.800% due 02/15/21	245,000	241,988
Marathon Oil Corp 2.700% due 06/01/20	150,000	148,108
Petroleos Mexicanos (Mexico) 8.000% due 05/03/19	265,000	272,950
Phillips 66 2.911% (USD LIBOR + 0.600%) due 02/26/21 §	165,000	165,214
2.989% (USD LIBOR + 0.650%) due 04/15/19 § ~	150,000	150,060
Plains All American Pipeline LP 2.600% due 12/15/19	50,000	49,623
5.000% due 02/01/21	120,000	122,772
5.750% due 01/15/20	120,000	123,128
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	355,000	369,414
The Williams Cos Inc 5.250% due 03/15/20	380,000	390,097

		4,675,733

Financial - 17.7%

ABN AMRO Bank NV (Netherlands) 2.881% (USD LIBOR + 0.570%) due 08/27/21 § ~	200,000	200,703
AerCap Ireland Capital DAC (Ireland) 3.950% due 02/01/22	150,000	149,672
AIG Global Funding 3.350% due 06/25/21 ~	100,000	99,486
Air Lease Corp 2.125% due 01/15/20	70,000	68,414
2.500% due 03/01/21	370,000	364,278
3.500% due 01/15/22	90,000	89,398
American Express Credit Corp 2.200% due 03/03/20	195,000	192,850
2.375% due 05/26/20	40,000	39,513
American International Group Inc 2.300% due 07/16/19	250,000	248,925
ANZ New Zealand Int’l Ltd (New Zealand) 2.200% due 07/17/20 ~	200,000	196,029
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	200,000	198,200
Banco Santander Chile (Chile) 2.500% due 12/15/20 ~	445,000	437,769
Bank of America Corp 2.503% due 10/21/22	95,000	91,002
2.727% (USD LIBOR + 0.380%) due 01/23/22 §	210,000	209,429
3.023% (USD LIBOR + 0.650%) due 06/25/22 §	230,000	230,695

	Principal Amount	Value
3.508% (USD LIBOR + 1.160%) due 01/20/23 §	$295,000	$300,129
Banque Federative du Credit Mutuel SA (France) 2.200% due 07/20/20 ~	200,000	196,081
2.500% due 10/29/18 ~	425,000	425,089
3.308% (USD LIBOR + 0.960%) due 07/20/23 § ~	210,000	211,566
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	235,000	230,441
BB&T Corp 2.150% due 02/01/21	300,000	292,895
BPCE SA (France) 3.530% (USD LIBOR + 1.220%) due 05/22/22 § ~	250,000	252,652
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	35,000	34,897
Capital One Financial Corp 2.400% due 10/30/20	70,000	68,566
2.500% due 05/12/20	65,000	64,215
Capital One NA 1.850% due 09/13/19	665,000	657,905
CBOE Global Markets Inc 1.950% due 06/28/19	165,000	164,018
China Overseas Finance Cayman Ltd (China) 4.250% due 05/08/19	225,000	225,887
Citigroup Inc 2.050% due 06/07/19	325,000	323,459
2.700% due 03/30/21	15,000	14,749
2.900% due 12/08/21	310,000	303,696
3.198% (USD LIBOR + 0.790%) due 01/10/20 §	310,000	312,209
Citizens Bank NA 2.300% due 12/03/18	605,000	604,755
2.450% due 12/04/19	300,000	297,903
CNO Financial Group Inc 4.500% due 05/30/20	290,000	294,350
Credit Suisse AG (Switzerland) 5.400% due 01/14/20	70,000	71,863
Crown Castle International Corp REIT 2.250% due 09/01/21	255,000	245,099
3.400% due 02/15/21	110,000	109,776
Discover Bank 2.600% due 11/13/18	250,000	249,989
7.000% due 04/15/20	410,000	429,902
First Niagara Financial Group Inc 7.250% due 12/15/21	120,000	132,368
Grain Spectrum Funding LLC 4.000% due 10/10/33 ~	140,000	140,003
HSBC Holdings PLC (United Kingdom) 2.922% (USD LIBOR + 0.600%) due 05/18/21 §	200,000	200,435
ING Groep NV (Netherlands) 3.536% (USD LIBOR + 1.150%) due 03/29/22 §	205,000	208,252
International Lease Finance Corp 6.250% due 05/15/19	340,000	346,671
Intesa Sanpaolo SPA (Italy) 3.375% due 01/12/23 ~	200,000	185,293
3.875% due 01/15/19	225,000	225,215
iStar Inc 4.625% due 09/15/20	275,000	275,000
JPMorgan Chase & Co 2.877% (USD LIBOR + 0.550%) due 03/09/21 §	315,000	315,968
4.250% due 10/15/20	110,000	112,151
4.400% due 07/22/20	50,000	51,064
4.950% due 03/25/20	78,000	80,047
Mitsubishi UFJ Financial Group Inc (Japan) 2.985% (USD LIBOR + 0.650%) due 07/26/21 §	68,000	68,319

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Morgan Stanley 2.891% (USD LIBOR + 0.550%) due 02/10/21 §	$310,000	$311,054
5.500% due 01/26/20	125,000	128,773
5.500% due 07/24/20	125,000	129,742
New York Life Global Funding 2.661% (USD LIBOR + 0.320%) due 08/06/21 § ~	205,000	205,506
Regions Bank 2.776% (USD LIBOR + 0.380%) due 04/01/21 §	535,000	535,278
Reinsurance Group of America Inc 5.000% due 06/01/21	35,000	36,332
6.450% due 11/15/19	280,000	289,629
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	55,000	54,328
Santander UK PLC (United Kingdom) 2.125% due 11/03/20	385,000	374,684
SBA Tower Trust 3.168% due 04/09/47 ~	285,000	280,863
3.448% due 03/15/48 ~	210,000	207,181
Sberbank of Russia Via SB Capital SA (Russia) 3.080% due 03/07/19	EUR 200,000	233,928
Standard Chartered PLC (United Kingdom) 2.100% due 08/19/19 ~	$200,000	198,381
SunTrust Banks Inc 2.500% due 05/01/19	160,000	159,793
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	195,000	194,748
Synchrony Financial 2.700% due 02/03/20	55,000	54,399
The Charles Schwab Corp 2.632% (USD LIBOR + 0.320%) due 05/21/21 §	170,000	170,437
The Goldman Sachs Group Inc 2.300% due 12/13/19	295,000	292,490
3.122% (USD LIBOR + 0.780%) due 10/31/22 §	100,000	100,526
3.445% (USD LIBOR + 1.110%) due 04/26/22 §	295,000	298,598
5.375% due 03/15/20	100,000	103,110
6.000% due 06/15/20	30,000	31,370
Trinity Acquisition PLC 3.500% due 09/15/21	115,000	114,108
UBS Group Funding Switzerland AG (Switzerland) 3.530% (USD LIBOR + 1.220%) due 05/23/23 § ~	255,000	258,901
US Bank NA 2.655% (USD LIBOR + 0.320%) due 04/26/21 §	275,000	276,111
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	720,000	719,971
Wells Fargo & Co 2.550% due 12/07/20	23,000	22,644
Wells Fargo Bank NA 3.325% (USD LIBOR + 0.490%) due 07/23/21 §	330,000	329,689
XLIT Ltd (Bermuda) 2.300% due 12/15/18	250,000	249,840

		17,901,654

Industrial - 5.1%

Avnet Inc 3.750% due 12/01/21	90,000	89,797
Boral Finance PTY Ltd (Australia) 3.000% due 11/01/22 ~	35,000	33,704
Caterpillar Financial Services Corp 2.597% (USD LIBOR + 0.280%) due 09/07/21 §	95,000	95,121

	Principal Amount	Value
CNH Industrial Capital LLC 3.375% due 07/15/19	$130,000	$130,219
4.375% due 11/06/20	480,000	487,392
DAE Funding LLC (United Arab Emirates) 4.000% due 08/01/20 ~	210,000	208,162
Eagle Materials Inc 4.500% due 08/01/26	50,000	49,955
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	200,000	196,013
GATX Corp 2.500% due 07/30/19	215,000	214,333
2.600% due 03/30/20	235,000	232,111
General Dynamics Corp 2.628% (USD LIBOR + 0.290%) due 05/11/20 §	55,000	55,167
2.718% (USD LIBOR + 0.380%) due 05/11/21 §	95,000	95,673
Kansas City Southern 2.350% due 05/15/20	400,000	392,433
Keysight Technologies Inc 3.300% due 10/30/19	880,000	879,809
Martin Marietta Materials Inc 2.838% (USD LIBOR + 0.500%) due 12/20/19 §	150,000	150,396
Park Aerospace Holdings Ltd (Ireland) 3.625% due 03/15/21 ~	230,000	224,797
Penske Truck Leasing Co LP 2.500% due 06/15/19 ~	230,000	229,246
3.200% due 07/15/20 ~	50,000	49,759
Roper Technologies Inc 3.000% due 12/15/20	25,000	24,850
SMBC Aviation Capital Finance DAC (Ireland) 4.125% due 07/15/23 ~	265,000	265,567
Stanley Black & Decker Inc 1.622% due 11/17/18	75,000	74,885
Union Pacific Corp 3.200% due 06/08/21	200,000	199,992
United Technologies Corp 2.965% (USD LIBOR + 0.650%) due 08/16/21 §	125,000	125,348
Vulcan Materials Co 2.934% (USD LIBOR + 0.600%) due 06/15/20 §	215,000	215,608
2.971% (USD LIBOR + 0.650%) due 03/01/21 §	390,000	391,574

		5,111,911

Technology - 3.2%

Broadcom Corp 2.375% due 01/15/20	615,000	607,975
3.000% due 01/15/22	190,000	185,218
Dell International LLC 3.480% due 06/01/19 ~	425,000	426,150
DXC Technology Co 2.875% due 03/27/20	280,000	277,765
3.271% (USD LIBOR + 0.950%) due 03/01/21 §	480,000	480,008
Fidelity National Information Services Inc 2.250% due 08/15/21	250,000	241,561
Hewlett Packard Enterprise Co 2.100% due 10/04/19 ~	155,000	153,531
2.850% due 10/05/18	292,000	292,011
Microchip Technology Inc 3.922% due 06/01/21 ~	145,000	144,231
Xerox Corp 2.750% due 03/15/19	155,000	154,716
5.625% due 12/15/19	300,000	307,266

		3,270,432

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Utilities - 4.5%

Dominion Energy Inc 1.875% due 12/15/18 ~	$350,000	$349,437
2.579% due 07/01/20	110,000	108,615
2.962% due 07/01/19 §	45,000	44,988
Duke Energy Corp 3.550% due 09/15/21	65,000	65,198
EDP Finance BV (Portugal) 4.900% due 10/01/19 ~	200,000	202,858
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	320,000	304,569
4.250% due 09/14/23 ~	205,000	202,348
Exelon Generation Co LLC 2.950% due 01/15/20	575,000	573,597
FirstEnergy Corp 2.850% due 07/15/22	240,000	232,171
NextEra Energy Capital Holdings Inc 2.300% due 04/01/19	200,000	199,638
2.861% (USD LIBOR + 0.550%) due 08/28/21 §	210,000	210,033
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	380,000	379,994
San Diego Gas & Electric Co 1.914% due 02/01/22	97,501	95,137
Sempra Energy 1.625% due 10/07/19	265,000	261,233
2.839% (USD LIBOR + 0.500%) due 01/15/21 §	145,000	145,043
State Grid Overseas Investment Ltd (China) 2.250% due 05/04/20 ~	615,000	602,689
The Southern Co 1.850% due 07/01/19	625,000	620,410

		4,597,958

Total Corporate Bonds & Notes (Cost $54,093,238)		53,744,243

MORTGAGE-BACKED SECURITIES - 16.6%

Collateralized Mortgage Obligations - Commercial - 4.5%

BAMLL Commercial Mortgage Securities Trust 3.490% due 04/14/33 ~	130,000	126,886
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	73,319	71,628
BX Trust 3.558% (USD LIBOR + 1.400%) due 10/15/32 § ~	385,000	385,513
4.408% (USD LIBOR + 2.250%) due 10/15/32 § ~	125,000	125,493
Citigroup Commercial Mortgage Trust 1.485% due 10/10/47	9,881	9,857
1.637% due 06/10/48	75,399	74,924
1.643% due 09/10/58	30,837	30,453
CLNS Trust 2.931% (USD LIBOR + 0.800%) due 06/11/32 § ~	395,000	395,464
3.131% (USD LIBOR + 1.000%) due 06/11/32 § ~	200,000	200,298
Commercial Mortgage Trust 1.443% due 08/10/49	53,606	52,221
1.604% due 10/10/48	43,685	43,225
1.667% due 07/10/50	84,889	84,523
1.770% due 02/10/49	6,222	6,148
1.965% due 02/10/50	73,863	72,576
2.983% (USD LIBOR + 0.850%) due 02/13/32 § ~	180,000	180,311
3.009% due 08/10/46	1,919	1,917
3.221% due 10/10/48	200,000	199,955
CSAIL Commercial Mortgage Trust 2.025% due 09/15/50	165,872	162,094

	Principal Amount	Value
Great Wolf Trust 3.158% (USD LIBOR + 0.850%) due 09/15/34 § ~	$175,000	$175,215
3.628% (USD LIBOR + 1.320%) due 09/15/34 § ~	250,000	250,480
GS Mortgage Securities Trust 1.429% due 10/10/49	43,475	42,532
1.593% due 07/10/48	37,931	37,570
1.950% due 08/10/50	246,410	239,978
Hospitality Mortgage Trust 2.983% (USD LIBOR + 0.850%) due 05/08/30 § ~	140,000	140,204
InTown Hotel Portfolio Trust 2.858% (USD LIBOR + 0.700%) due 01/15/33 § ~	100,000	100,039
3.408% (USD LIBOR + 1.250%) due 01/15/33 § ~	100,000	100,168
JP Morgan Chase Commercial Mortgage Securities Trust 1.462% due 08/15/49	161,462	157,783
JPMBB Commercial Mortgage Securities Trust 1.423% due 06/15/49	17,308	17,027
1.445% due 10/15/48	7,520	7,502
1.451% due 09/15/47	5,799	5,785
Morgan Stanley Bank of America Merrill Lynch Trust 1.597% due 05/15/49	14,195	13,968
1.706% due 05/15/48	90,934	89,778
Morgan Stanley Capital I Trust 1.638% due 05/15/48	79,916	78,976
3.008% (USD LIBOR + 0.850%) due 11/15/34 § ~	195,000	195,054
3.158% (USD LIBOR + 1.000%) due 11/15/34 § ~	155,000	155,043
SLIDE Fund Trust 3.920% (USD LIBOR + 1.850%) due 06/15/31 § ~	130,000	130,733
Wells Fargo Commercial Mortgage Trust 1.441% due 10/15/49	18,345	18,182
1.471% due 04/15/50	67,865	67,335
1.531% due 05/15/48	32,631	32,475
1.577% due 01/15/59	36,608	36,100
1.968% due 07/15/50	136,512	133,226
1.975% due 09/15/50	126,634	123,295
WFRBS Commercial Mortgage Trust 1.663% due 10/15/57	29,412	29,283

		4,601,217

Collateralized Mortgage Obligations - Residential - 7.1%

COLT Mortgage Loan Trust 2.415% due 10/25/47 § ~	205,388	204,503
2.568% due 10/25/47 § ~	89,182	88,839
2.614% due 05/27/47 § ~	138,871	138,162
2.773% due 10/25/47 § ~	54,050	53,844
2.930% due 02/25/48 § ~	76,759	76,558
3.074% due 05/27/47 § ~	40,253	40,008
3.084% due 02/25/48 § ~	63,966	63,879
3.470% due 07/27/48 § ~	292,815	292,519
3.542% due 07/27/48 § ~	142,858	142,694
Deephaven Residential Mortgage Trust 2.577% due 10/25/47 § ~	224,501	223,081
2.711% due 10/25/47 § ~	59,079	58,687
2.813% due 10/25/47 § ~	59,079	58,622
2.976% due 12/25/57 § ~	162,417	161,683
3.479% due 04/25/58 § ~	221,701	221,148
3.485% due 12/26/46 § ~	40,843	40,814
3.963% due 08/25/58 § ~	100,000	100,251
Fannie Mae Connecticut Avenue Securities 2.896% (USD LIBOR + 0.680%) due 10/25/30 §	197,895	198,319
2.936% (USD LIBOR + 0.720%) due 01/25/31 §	93,514	93,721

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
2.966% (USD LIBOR + 0.750%) due 02/25/30 §	$219,441	$219,930
2.966% (USD LIBOR + 0.750%) due 02/25/30 §	102,695	102,789
3.066% (USD LIBOR + 0.850%) due 11/25/29 §	223,872	224,716
Fannie Mae REMICS 2.516% (USD LIBOR + 0.300%) due 11/25/47 §	45,023	45,086
2.716% (USD LIBOR + 0.500%) due 11/25/46 §	156,084	157,885
2.716% (USD LIBOR + 0.500%) due 11/25/46 §	153,166	154,305
2.716% (USD LIBOR + 0.500%) due 11/25/46 §	110,815	111,839
3.000% due 11/25/47	369,553	364,239
4.000% due 06/25/44	38,524	39,035
5.000% due 08/25/19	2,391	2,399
Freddie Mac REMICS 2.000% due 02/15/40	254,373	246,439
Freddie Mac Structured Agency Credit Risk Debt 2.766% (USD LIBOR + 0.550%) due 04/25/30 §	197,094	197,145
2.966% (USD LIBOR + 0.750%) due 03/25/30 §	233,628	234,638
3.016% (USD LIBOR + 0.800%) due 12/25/29 §	202,777	203,319
3.416% (USD LIBOR + 1.200%) due 08/25/29 §	207,380	208,846
3.820% due 05/25/48 § ~	75,056	75,200
3.985% due 09/25/47 § ~	24,401	24,438
4.168% due 08/25/48 § ~	75,000	75,305
Freddie Mac Whole Loan Securities Trust 3.868% due 05/25/47 § ~	65,713	65,704
Galton Funding Mortgage Trust 3.500% due 11/25/57 § ~	192,580	188,423
GS Mortgage-Backed Securities Trust 2.459% due 07/25/44 § ~	31,736	31,120
Homeward Opportunities Fund I Trust 3.766% due 06/25/48 § ~	156,808	157,202
3.897% due 06/25/48 § ~	128,297	128,617
Metlife Securitization Trust 3.000% due 04/25/55 § ~	140,315	136,982
Sequoia Mortgage Trust 3.500% due 02/25/48 § ~	316,065	315,162
4.000% due 06/25/48 § ~	302,528	303,451
4.500% due 08/25/48 § ~ ±	96,069	97,132
STACR Trust 3.016% (USD LIBOR + 0.800%) due 12/25/30 § ~	360,000	361,273
Verus Securitization Trust 2.929% due 02/25/48 § ~	74,507	73,724
3.677% due 06/01/58 § ~	221,272	221,620
3.779% due 06/01/58 § ~	96,205	96,356
3.830% due 06/01/58 § ~	96,205	96,356

		7,218,007

Fannie Mae - 3.9%

3.000% due 11/01/29-09/01/30	200,717	199,044
3.500% due 06/01/29-04/01/46	955,088	954,291
4.000% due 06/01/33-11/01/44	490,573	497,882
4.500% due 04/01/26-03/01/46	849,088	881,173
5.000% due 01/01/20-11/01/44	713,006	756,993
5.500% due 10/01/35-02/01/42	509,788	549,021
6.000% due 11/01/35-09/01/39	118,332	130,322

		3,968,726

Freddie Mac - 0.0%

5.500% due 01/01/20-12/01/39	29,401	31,653

	Principal Amount	Value
Government National Mortgage Association - 1.1%

5.000% due 01/20/48-08/20/48	$880,502	$921,074
6.000% due 07/15/36	122,200	135,611

		1,056,685

Total Mortgage-Backed Securities (Cost $17,111,377)		16,876,288

ASSET-BACKED SECURITIES - 19.3%

Allegro Ltd (Cayman) 3.175% (USD LIBOR + 0.840%) due 07/25/27 § ~	310,000	311,075
Ally Auto Receivables Trust 2.410% due 01/15/21 ~	240,000	239,794
2.460% due 09/15/22	40,000	39,509
2.840% due 09/15/22	85,000	84,754
2.930% due 11/15/23	70,000	68,865
Ally Master Owner Trust 3.300% due 07/17/23	105,000	104,956
AmeriCredit Automobile Receivables Trust 1.530% due 07/08/21	147,277	146,551
1.700% due 07/08/20	3,098	3,097
1.810% due 10/08/20	4,577	4,573
2.580% due 09/08/20	92,925	92,908
2.690% due 06/19/23	110,000	108,099
2.710% due 08/18/22	100,000	98,705
2.710% due 09/08/22	315,000	309,779
3.000% due 06/08/21	110,000	110,013
3.340% due 08/08/21	135,000	135,427
3.370% due 11/08/21 ~	225,000	225,559
3.580% due 08/09/21 ~	110,000	110,087
ARI Fleet Lease Trust 1.820% due 07/15/24 ~	6,195	6,192
1.910% due 04/15/26 ~	72,074	71,629
2.550% due 10/15/26 ~	145,000	144,366
Ascentium Equipment Receivables Trust 1.870% due 07/10/19 ~	26,857	26,825
2.290% due 06/10/21 ~	95,000	94,013
2.920% due 12/10/20 ~	80,000	79,939
Avis Budget Rental Car Funding AESOP LLC 2.500% due 02/20/21 ~	240,000	238,189
2.500% due 07/20/21 ~	275,000	271,457
2.970% due 02/20/20 ~	291,667	291,870
3.660% due 02/20/20 ~	310,000	310,336
Barings CLO Ltd (Cayman) 3.148% (USD LIBOR + 0.800%) due 01/20/28 § ~	385,000	382,881
Bayview Mortgage Fund Trust 3.500% due 01/28/58 § ~	211,990	210,679
Bayview Opportunity Master Fund Trust 3.500% due 01/28/55 § ~	128,887	128,345
BlueMountain CLO Ltd (Cayman) 3.260% (USD LIBOR + 0.930%) due 07/18/27 § ~	270,000	268,693
BMW Vehicle Lease Trust 1.430% due 09/20/19	45,069	44,946
2.180% due 06/22/20	185,000	183,763
California Republic Auto Receivables Trust 2.510% due 02/16/21	60,000	59,750
Capital Auto Receivables Asset Trust 1.540% due 08/20/20	24,534	24,465
1.630% due 01/20/21	40,000	39,742
1.730% due 04/20/20	9,482	9,473
2.430% due 05/20/22 ~	40,000	39,237
2.700% due 09/20/22 ~	65,000	63,802
3.360% due 11/21/22 ~	160,000	158,924
Carlyle Global Market Strategies CLO Ltd (Cayman) 3.348% (USD LIBOR + 1.000%) due 04/20/27 § ~	250,000	250,176

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
CarMax Auto Owner Trust 1.400% due 08/15/21	$190,253	$188,198
3.270% due 03/15/22	155,000	154,796
Chrysler Capital Auto Receivables Trust 1.640% due 07/15/21 ~	62,584	62,258
3.440% due 08/16/21 ~	380,000	380,472
CNH Equipment Trust 1.440% due 12/15/21	131,254	129,757
1.930% due 03/15/24	315,000	306,491
2.400% due 02/15/23	265,000	264,124
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 ~	50,091	49,018
2.690% due 03/25/30 ~	86,996	84,885
Enterprise Fleet Financing LLC 1.740% due 09/20/20 ~	47,016	46,986
1.830% due 09/20/21 ~	40,618	40,584
2.040% due 02/22/22 ~	295,000	291,412
3.140% due 02/20/24 ~	145,000	144,982
Ford Credit Auto Owner Trust 2.030% due 12/15/27 ~	350,000	338,762
Galaxy CLO Ltd (Cayman) 3.104% (USD LIBOR + 0.790%) due 11/15/26 § ~	430,000	427,172
GM Financial Automobile Leasing Trust 1.620% due 09/20/19	26,912	26,879
2.120% due 09/20/21	65,000	64,173
2.260% due 08/20/20	45,000	44,711
2.580% due 03/20/20	455,000	454,492
3.110% due 12/20/21	105,000	104,096
3.370% due 10/20/22	245,000	242,953
3.500% due 04/20/22	80,000	79,824
GM Financial Consumer Automobile Trust 2.450% due 07/17/23 ~	100,000	97,874
GMF Floorplan Owner Revolving Trust 2.410% due 05/17/21 ~	100,000	99,623
GreatAmerica Leasing Receivables Funding LLC 1.720% due 04/22/19 ~	7,703	7,699
1.730% due 06/20/19 ~	17,482	17,458
2.060% due 06/22/20 ~	100,000	99,525
2.600% due 06/15/21 ~	95,000	94,160
Hardee’s Funding LLC 4.250% due 06/20/48 ~	135,036	135,039
Hilton Grand Vacations Trust 1.770% due 11/25/26 ~	74,725	73,456
2.660% due 12/26/28 ~	64,167	62,983
2.960% due 12/26/28 § ~	64,167	62,571
Hyundai Auto Lease Securitization Trust 1.650% due 07/15/20 ~	100,000	99,616
Hyundai Auto Receivables Trust 2.380% due 04/17/23	395,000	386,733
KKR CLO Ltd (Cayman) 3.139% (USD LIBOR + 0.800%) due 01/16/28 § ~	390,000	388,339
3.389% (USD LIBOR + 1.050%) due 07/15/27 § ~	405,000	405,250
Madison Park Funding XIV Ltd (Cayman) 3.468% (USD LIBOR + 1.120%) due 07/20/26 § ~	295,000	295,362
Magnetite XVI Ltd (Cayman) 3.133% (USD LIBOR + 0.800%) due 01/18/28 § ~	515,000	513,787
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	56,684	55,595
2.750% due 07/25/59 § ~	137,444	135,010
MMAF Equipment Finance LLC 2.040% due 02/16/22 ~	100,000	98,681
3.200% due 09/12/22 ~	210,000	209,598
MVW Owner Trust 2.150% due 04/22/30 ~	21,179	20,896
2.420% due 12/20/34 ~	78,772	76,262

	Principal Amount	Value
Navient Private Education Refi Loan Trust 2.530% due 02/18/42 ~	$224,196	$222,551
Neuberger Berman CLO Ltd (Cayman) 3.189% (USD LIBOR + 0.850%) due 01/15/28 § ~	250,000	248,585
Nissan Auto Lease Trust 1.610% due 01/18/22	160,000	159,524
Nissan Master Owner Trust Receivables 1.540% due 06/15/21	75,000	74,148
OCP CLO Ltd (Cayman) 3.155% (USD LIBOR + 0.820%) due 10/26/27 § ~	360,000	360,224
3.468% (USD LIBOR + 1.120%) due 07/20/29 § ~	415,000	414,799
OZLM VIII Ltd (Cayman) 3.466% (USD LIBOR + 1.130%) due 10/17/26 § ~	330,000	330,168
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	200,000	200,037
Santander Drive Auto Receivables Trust 2.100% due 06/15/21	25,000	24,933
2.460% due 03/15/22	126,000	125,157
2.470% due 12/15/20	11,675	11,675
2.580% due 05/16/22	30,000	29,810
2.960% due 03/15/24	65,000	64,241
3.270% due 01/17/23	110,000	109,719
3.490% due 05/17/21	155,000	155,714
3.530% due 08/16/21	105,000	105,346
3.650% due 12/15/21	120,000	120,495
4.020% due 04/15/22	105,000	106,077
Santander Retail Auto Lease Trust 2.960% due 11/21/22 ~	85,000	84,063
Sierra Receivables Funding Co LLC 2.910% due 03/20/34 ~	196,135	193,874
Sierra Timeshare Receivables Funding LLC 2.050% due 06/20/31 § ~	31,154	31,083
2.300% due 10/20/31 ~	48,704	48,282
2.330% due 07/20/33 ~	28,877	28,323
2.400% due 03/22/32 ~	41,353	41,071
2.430% due 10/20/33 ~	75,065	73,566
2.580% due 09/20/32 ~	249,360	245,922
3.080% due 03/21/33 ~	221,634	220,225
SLM Student Loan Trust 2.616% (USD LIBOR + 0.400%) due 03/25/25 §	132,808	130,868
3.835% (USD LIBOR + 1.500%) due 04/25/23 §	43,007	43,951
3.985% (USD LIBOR + 1.650%) due 07/25/22 §	69,172	70,641
4.035% (USD LIBOR + 1.700%) due 07/25/23 §	68,257	70,084
SMB Private Education Loan Trust 3.050% due 05/15/26 ~	105,033	104,934
3.158% (USD LIBOR + 1.000%) due 06/15/27 § ~	100,928	101,920
3.308% (USD LIBOR + 1.150%) due 05/15/26 § ~	223,195	225,644
Synchrony Credit Card Master Note Trust 2.620% due 09/15/23	85,000	83,552
Taco Bell Funding LLC 3.832% due 05/25/46 ~	167,450	167,742
Towd Point Mortgage Trust 2.250% due 07/25/56 § ~	61,876	60,423
2.750% due 02/25/55 § ~	43,102	42,574
2.750% due 04/25/55 § ~	72,663	71,823
2.750% due 05/25/55 § ~	67,496	66,625
2.750% due 08/25/55 § ~	55,919	54,841
2.750% due 10/25/56 § ~	68,610	67,448
2.750% due 04/25/57 § ~	148,977	146,388
3.000% due 01/25/58 § ~	103,351	101,780

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
3.250% due 03/25/58 § ~	$415,609	$411,290
3.750% due 05/25/58 § ~	129,153	129,523
USAA Auto Owner Trust 1.960% due 11/15/22	165,000	164,951
Verizon Owner Trust 2.360% due 05/20/21 ~	125,000	123,115
2.530% due 04/20/22 ~	120,000	117,781
2.650% due 09/20/21 ~	100,000	98,609
Volvo Financial Equipment LLC 1.670% due 02/18/20 ~	20,929	20,879
Wheels SPV LLC 1.590% due 05/20/25 ~	48,960	48,811
World Omni Automobile Lease Securitization Trust 2.320% due 08/15/22	55,000	54,534

Total Asset-Backed Securities (Cost $19,743,078)		19,566,328

U.S. GOVERNMENT AGENCY ISSUES - 1.6%

Fannie Mae 1.500% due 07/30/20	775,000	757,525
Federal Home Loan Banks 2.625% due 05/28/20	830,000	827,764

Total U.S. Government Agency Issues (Cost $1,603,307)		1,585,289

U.S. TREASURY OBLIGATIONS - 7.2%

U.S. Treasury Inflation Protected Securities - 0.5%

0.625% due 04/15/23 ^	537,712	530,994

U.S. Treasury Notes - 6.7%

2.250% due 02/29/20	2,870,000	2,850,661
2.250% due 03/31/20	750,000	744,478
2.375% due 04/30/20	2,665,000	2,648,760
2.750% due 09/30/20	510,000	509,363

		6,753,262

Total U.S. Treasury Obligations (Cost $7,322,289)		7,284,256

MUNICIPAL BONDS - 0.1%

State Board of Administration Finance Corp FL ‘A’ 2.163% due 07/01/19	150,000	149,513

Total Municipal Bonds (Cost $150,000)		149,513

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.0%

Commercial Paper - 0.8%

Ford Motor Credit Co LLC 3.116% due 02/19/19	$405,000	$400,193
Syngenta Wilmington Inc 2.734% due 11/16/18	385,000	383,665

		783,858

	Shares
Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio	1,257,575	1,257,575

Total Short-Term Investments (Cost $2,041,714)		2,041,433

TOTAL INVESTMENTS - 99.8% (Cost $102,065,003)		101,247,350

DERIVATIVES - (0.1%)
(See Notes (b) and (c) in Notes to Schedule of Investments)		(81,490)

OTHER ASSETS & LIABILITIES, NET - 0.3%		259,355

NET ASSETS - 100.0%		$101,425,215

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	53.0%
Asset-Backed Securities	19.3%
Mortgage-Backed Securities	16.6%
U.S. Treasury Obligations	7.2%
Short-Term Investments	2.0%
Others (each less than 3.0%)	1.7%

	99.8%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	0.3%

	100.0%

(b)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	12/18	92	$19,453,264	$19,387,563	($65,701)
U.S. Treasury 5-Year Notes	12/18	22	2,498,234	2,474,484	(23,750)
U.S. Treasury Ultra 10-Year Notes	12/18	2	256,674	252,000	(4,674)

					(94,125)

Short Futures Outstanding
U.S. Treasury 10-Year Notes	12/18	9	1,084,557	1,069,031	15,526

Total Futures Contracts					($78,599)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	25,360	EUR	22,245	11/18	BNP	$—	($569)
USD	26,402	EUR	23,000	11/18	BOA	—	(407)
USD	79,315	EUR	69,000	11/18	CIT	—	(1,112)
USD	26,467	EUR	23,000	11/18	MSC	—	(341)
USD	26,419	EUR	23,000	11/18	SSB	—	(389)
USD	53,544	EUR	46,000	11/18	UBS	—	(73)

Total Forward Foreign Currency Contracts						$—	($2,891)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$53,744,243	$—	$53,744,243	$—
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	4,601,217	—	4,601,217	—
	Collateralized Mortgage Obligations - Residential	7,218,007	—	7,120,875	97,132
	Fannie Mae	3,968,726	—	3,968,726	—
	Freddie Mac	31,653	—	31,653	—
	Government National Mortgage Association	1,056,685	—	1,056,685	—

	Total Mortgage-Backed Securities	16,876,288	—	16,779,156	97,132

	Asset-Backed Securities	19,566,328	—	19,566,328	—
	U.S. Government Agency Issues	1,585,289	—	1,585,289	—
	U.S. Treasury Obligations	7,284,256	—	7,284,256	—
	Municipal Bonds	149,513	—	149,513	—
	Short-Term Investments	2,041,433	1,257,575	783,858	—
	Derivatives:
	Interest Rate Contracts
	Futures	15,526	15,526	—	—

	Total Assets	101,262,876	1,273,101	99,892,643	97,132

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,891)	—	(2,891)	—
	Interest Rate Contracts
	Futures	(94,125)	(94,125)	—	—

	Total Liabilities - Derivatives	(97,016)	(94,125)	(2,891)	—

	Total Liabilities	(97,016)	(94,125)	(2,891)	—

	Total	$101,165,860	$1,178,976	$99,889,752	$97,132

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 22.0%

Argentina - 0.4%

Rio Energy SA 6.875% due 02/01/25 ~	$150,000	$123,375
YPF SA 6.950% due 07/21/27 ~	80,000	70,276
7.000% due 12/15/47 ~	30,000	23,925
8.500% due 07/28/25 ~	160,000	156,602

		374,178

Azerbaijan - 0.9%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	420,000	467,732
State Oil Co of the Azerbaijan Republic 6.950% due 03/18/30 ~	270,000	292,999

		760,731

Brazil - 2.0%

Banco do Brasil SA 4.625% due 01/15/25 ~	200,000	184,560
Gol Finance Inc 7.000% due 01/31/25 ~	130,000	105,626
Petrobras Global Finance BV 6.850% due 06/05/15	310,000	266,600
6.875% due 01/20/40	240,000	223,740
8.750% due 05/23/26	300,000	329,100
Rumo Luxembourg Sarl 5.875% due 01/18/25 ~	200,000	185,877
Vale Overseas Ltd 6.875% due 11/21/36	165,000	192,720
6.875% due 11/10/39	165,000	194,123

		1,682,346

Chile - 1.4%

Corp Nacional del Cobre de Chile 4.500% due 08/01/47 ~	200,000	195,082
4.875% due 11/04/44 ~	200,000	207,420
5.625% due 10/18/43 ~	200,000	228,075
Empresa Nacional del Petroleo 3.750% due 08/05/26 ~	200,000	190,555
4.500% due 09/14/47 ~	200,000	180,200
VTR Finance BV 6.875% due 01/15/24 ~	200,000	204,250

		1,205,582

China - 1.6%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	200,000	194,645
China Evergrande Group 7.500% due 06/28/23 ~	200,000	184,308
China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	200,000	197,354
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	100,000	101,328
6.300% due 11/12/40 ~	100,000	119,476
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	200,000	208,220
Sunac China Holdings Ltd 7.950% due 08/08/22 ~	200,000	192,004
Yuzhou Properties Co Ltd 6.375% due 03/06/21 ~	200,000	194,605

		1,391,940

Colombia - 0.6%

Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 336,000,000	108,019
Millicom International Cellular SA 5.125% due 01/15/28 ~	$200,000	184,750
6.000% due 03/15/25 ~	200,000	201,874

		494,643

	Principal Amount	Value
Costa Rica - 0.2%

Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	$200,000	$197,875

Georgia - 0.3%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	212,863

Hong Kong - 0.1%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	100,000	102,337

Indonesia - 0.8%

P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	205,831
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	430,000	451,285

		657,116

Israel - 0.4%

Teva Pharmaceutical Finance Netherlands III BV 2.800% due 07/21/23	180,000	160,425
6.750% due 03/01/28	200,000	211,213

		371,638

Jamaica - 0.6%

Digicel Group Ltd 7.125% due 04/01/22 ~	200,000	131,970
8.250% due 09/30/20 ~	200,000	153,250
Digicel Ltd 6.000% due 04/15/21 ~	200,000	186,250

		471,470

Kazakhstan - 1.0%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	217,525
Halyk Savings Bank of Kazakhstan JSC 5.500% due 12/21/22 ~	90,427	90,445
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	332,063
KazMunayGas National Co JSC 5.375% due 04/24/30 ~	218,000	222,207

		862,240

Luxembourg - 0.2%

Altice Financing SA 7.500% due 05/15/26 ~	200,000	195,500

Malaysia - 0.3%

Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	258,873

Mexico - 2.7%

Axtel SAB de CV 6.375% due 11/14/24 ~	200,000	198,292
BBVA Bancomer SA 5.125% due 01/18/33 ~	200,000	182,750
Cemex SAB de CV 7.750% due 04/16/26 ~	200,000	218,500
Comision Federal de Electricidad 4.875% due 01/15/24 ~	200,000	203,756
5.750% due 02/14/42 ~	200,000	198,752
8.180% due 12/23/27 ~	MXN 950,000	47,591

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Mexichem SAB de CV 6.750% due 09/19/42 ~	$200,000	$212,302
Petroleos Mexicanos 5.500% due 06/27/44	45,000	38,201
5.625% due 01/23/46	190,000	161,766
6.000% due 03/05/20	50,000	51,537
6.500% due 06/02/41	115,000	108,100
6.750% due 09/21/47	284,000	271,700
6.875% due 08/04/26	192,000	203,021
7.190% due 09/12/24 ~	MXN 3,170,000	146,998

		2,243,266

Morocco - 0.3%

OCP SA 6.875% due 04/25/44 ~	$200,000	214,897

Netherlands - 0.2%

VEON Holdings BV 4.950% due 06/16/24 ~	200,000	191,938

Pakistan - 0.6%

The Second Pakistan International Sukuk Co Ltd 6.750% due 12/03/19 ~	350,000	351,496
The Third Pakistan International Sukuk Co Ltd 5.625% due 12/05/22 ~	200,000	192,301

		543,797

Peru - 0.7%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 358,000	108,621
Nexa Resources SA 5.375% due 05/04/27 ~	$200,000	194,800
Patrimonio EN Fideicomiso 5.750% due 04/03/28 ~	75,000	74,854
Petroleos del Peru SA 5.625% due 06/19/47 ~	200,000	199,252

		577,527

Philippines - 0.6%

Development Bank of the Philippines 5.500% due 03/25/21 ~	200,000	208,322
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	230,000	272,591

		480,913

Russia - 1.1%

Credit Bank of Moscow 5.875% due 11/07/21 ~	200,000	194,410
Gazprom OAO 8.625% due 04/28/34 ~	25,000	30,959
9.250% due 04/23/19 ~	60,000	61,647
Sberbank of Russia 5.125% due 10/29/22 ~	200,000	197,932
5.250% due 05/23/23 ~	200,000	197,826
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	232,000	225,040

		907,814

Singapore - 0.2%

Puma International Financing SA 5.125% due 10/06/24 ~	200,000	175,328

South Africa - 1.3%

Absa Group Ltd 6.250% due 04/25/28 ~	200,000	194,997
Eskom Holdings SOC Ltd 5.750% due 01/26/21 ~	356,000	347,264
6.750% due 08/06/23 ~	200,000	192,716
7.125% due 02/11/25 ~	200,000	192,784
MTN Mauritius Investments Ltd 4.755% due 11/11/24 ~	200,000	182,058

		1,109,819

	Principal Amount	Value
Ukraine - 0.2%

Ukreximbank 9.750% due 01/22/25 ~	$200,000	$201,700

United Kingdom - 0.3%

Standard Chartered Bank 7.590% due 01/13/26 ~	INR 20,000,000	267,996

Venezuela - 3.0%

Petroleos de Venezuela SA 5.375% due 04/12/27 Y ~	$113,000	25,029
8.500% due 10/27/20 Y ~	2,730,750	2,321,137
9.000% due 11/17/21 Y ~	239,354	56,248
9.750% due 05/17/35 Y ~	306,278	73,507
12.750% due 02/17/22 * Y ~	117,000	28,724

		2,504,645

Total Corporate Bonds & Notes (Cost $19,110,244)		18,658,972

SENIOR LOAN NOTES - 0.7%

United Arab Emirates - 0.7%

Dubai World Corp Term B1 2.000% Cash or 1.750% PIK due 09/30/22	651,568	613,560

Total Senior Loan Notes (Cost $596,623)		613,560

FOREIGN GOVERNMENT BONDS & NOTES - 69.4%

Angola - 0.3%

Angolan Government 8.250% due 05/09/28 ~	279,000	289,203

Argentina - 2.2%

Argentina Bonar 45.978% (ARS Deposit + 2.500%) due 03/11/19 §	ARS 486,000	11,835
46.010% (ARS Deposit + 3.250%) due 03/01/20 §	470,000	11,372
46.351% (ARS Deposit + 2.000%) due 04/03/22 §	4,931,267	115,448
Argentina POM Politica Monetaria 42.819% (ARS Reference + 0.000%) due 06/21/20 §	7,429,157	213,549
Argentine Republic Government 2.500% due 12/31/38 § ^	$462,217	273,517
5.875% due 01/11/28	238,000	189,091
6.875% due 04/22/21	210,000	201,445
6.875% due 01/11/48	439,000	340,225
7.500% due 04/22/26	252,000	224,910
8.280% due 12/31/33 ^	126,180	114,508
8.280% due 12/31/33	84,120	74,867
Provincia de Buenos Aires 40.612% (ARS Deposit + 3.750%) due 04/12/25 § ~	ARS 3,263,000	77,248

		1,848,015

Bahrain - 0.2%

Bahrain Government 7.000% due 10/12/28 ~	$200,000	199,040

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value

Belarus - 1.3%

Republic of Belarus 6.200% due 02/28/30 ~	$200,000	$193,895
6.875% due 02/28/23 ~	460,000	483,771
7.625% due 06/29/27 ~	400,000	427,918

		1,105,584

Brazil - 8.7%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	170,000	174,090
Brazil Letras do Tesouro Nacional 8.229% due 01/01/20	BRL 11,562,000	2,592,455
9.882% due 07/01/21	12,325,000	2,354,362
10.361% due 01/01/22	400,000	71,838
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/27	5,094,000	1,160,830
Brazilian Government 2.625% due 01/05/23	$200,000	183,650
4.250% due 01/07/25	175,000	165,594
4.625% due 01/13/28	200,000	183,452
5.000% due 01/27/45	141,000	116,343
5.625% due 02/21/47	200,000	177,525
7.125% due 01/20/37	110,000	118,829
8.250% due 01/20/34	70,000	82,337

		7,381,305

Chile - 2.9%

Bonos de la Tesoreria de la Republica en pesos 4.500% due 03/01/21	CLP 1,350,000,000	2,084,288
5.000% due 03/01/35	255,000,000	386,975

		2,471,263

Colombia - 1.4%

Colombia Government 3.875% due 04/25/27	$200,000	194,250
4.000% due 02/26/24	200,000	200,250
5.625% due 02/26/44	200,000	215,500
6.125% due 01/18/41	183,000	207,705
7.375% due 09/18/37	110,000	139,013
8.125% due 05/21/24	155,000	186,581

		1,143,299

Costa Rica - 0.2%

Costa Rica Government 4.375% due 04/30/25 ~	90,000	78,153
5.625% due 04/30/43 ~	90,000	69,581

		147,734

Croatia - 1.0%

Croatia Government 6.000% due 01/26/24 ~	310,000	337,378
6.375% due 03/24/21 ~	200,000	212,240
6.625% due 07/14/20 ~	260,000	273,455

		823,073

Dominican Republic - 1.9%

Dominican Republic 5.500% due 01/27/25 ~	290,000	291,812
5.875% due 04/18/24 ~	220,000	227,324
6.600% due 01/28/24 ~	100,000	105,922
6.850% due 01/27/45 ~	270,000	274,387
6.875% due 01/29/26 ~	290,000	310,283
7.450% due 04/30/44 ~	130,000	139,100
7.500% due 05/06/21 ~	270,000	283,163

		1,631,991

Ecuador - 7.4%

Ecuador Government 7.875% due 01/23/28 ~	770,000	695,175
7.950% due 06/20/24 ~	568,000	544,968

	Principal Amount	Value
8.750% due 06/02/23 ~	$458,000	$460,748
8.875% due 10/23/27 ~	490,000	466,394
9.625% due 06/02/27 ~	250,000	247,800
9.650% due 12/13/26 ~	852,000	851,531
10.500% due 03/24/20 ~	1,559,000	1,625,180
10.750% due 03/28/22 ~	1,294,000	1,379,728

		6,271,524

Egypt - 1.3%

Egypt Government 6.588% due 02/21/28 ~	200,000	191,827
6.875% due 04/30/40 ~	100,000	89,355
7.500% due 01/31/27 ~	450,000	459,365
7.903% due 02/21/48 ~	200,000	191,462
8.500% due 01/31/47 ~	200,000	201,322

		1,133,331

El Salvador - 0.8%

El Salvador Government 5.875% due 01/30/25 ~	102,000	95,455
6.375% due 01/18/27 ~	103,000	96,820
7.375% due 12/01/19 ~	100,000	102,125
7.625% due 02/01/41 ~	150,000	145,147
7.650% due 06/15/35 ~	55,000	53,645
8.250% due 04/10/32 ~	37,000	37,810
8.625% due 02/28/29 ~	115,000	121,900

		652,902

Ethiopia - 0.4%

Ethiopia International 6.625% due 12/11/24 ~	310,000	315,050

Gabon - 0.5%

Gabon Government 6.375% due 12/12/24 ~	400,000	379,560

Ghana - 0.5%

Ghana Government 7.625% due 05/16/29 ~	200,000	200,942
8.627% due 06/16/49 ~	200,000	201,000

		401,942

Hungary - 1.2%

Hungary Government 5.375% due 02/21/23	378,000	401,048
5.375% due 03/25/24	174,000	186,644
5.750% due 11/22/23	346,000	375,389
7.625% due 03/29/41	40,000	55,968

		1,019,049

India - 1.2%

Export-Import Bank of India 4.000% due 01/14/23 ~	200,000	198,326
India Government 7.170% due 01/08/28	INR 30,000,000	390,985
7.350% due 06/22/24	10,000,000	133,384
7.720% due 05/25/25	24,000,000	324,375

		1,047,070

Indonesia - 4.8%

Indonesia Government 5.125% due 01/15/45 ~	$200,000	200,825
5.250% due 01/17/42 ~	200,000	204,454
5.250% due 01/08/47 ~	200,000	204,462
5.950% due 01/08/46 ~	200,000	224,425
6.625% due 02/17/37 ~	100,000	117,247
7.750% due 01/17/38 ~	100,000	131,381
8.500% due 10/12/35 ~	100,000	137,182

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Indonesia Treasury 5.625% due 05/15/23	IDR 5,329,000,000	$325,251
6.125% due 05/15/28	5,180,000,000	302,861
6.625% due 05/15/33	3,236,000,000	186,323
7.000% due 05/15/22	303,000,000	19,917
7.500% due 08/15/32	3,403,000,000	211,924
7.500% due 05/15/38	1,460,000,000	88,326
8.250% due 07/15/21	3,687,000,000	251,256
8.250% due 05/15/29	1,761,000,000	120,256
8.250% due 05/15/36	958,000,000	62,858
8.375% due 03/15/24	8,404,000,000	569,328
8.375% due 09/15/26	7,071,000,000	480,339
8.750% due 05/15/31	833,000,000	57,577
Perusahaan Penerbit SBSN Indonesia III 4.550% due 03/29/26 ~	$200,000	199,500

		4,095,692

Ivory Coast - 0.7%

Ivory Coast Government 5.750% due 12/31/32 § ~	653,975	619,981

Jamaica - 0.3%

Jamaica Government 7.875% due 07/28/45	200,000	234,000

Kazakhstan - 0.8%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	200,000	197,798
Kazakhstan Government 4.875% due 10/14/44 ~	200,000	205,021
6.500% due 07/21/45 ~	230,000	283,980

		686,799

Kenya - 0.5%

Kenya Government 6.875% due 06/24/24 ~	200,000	200,920
8.250% due 02/28/48 ~	200,000	193,662

		394,582

Lebanon - 1.5%

Lebanon Government 5.150% due 11/12/18 ~	30,000	29,884
5.450% due 11/28/19 ~	192,000	182,312
6.000% due 01/27/23 ~	60,000	50,959
6.100% due 10/04/22 ~	559,000	478,901
6.375% due 03/09/20	165,000	156,573
6.600% due 11/27/26 ~	99,000	77,873
8.250% due 04/12/21 ~	325,000	306,026

		1,282,528

Malaysia - 1.2%

Malaysia Government 3.418% due 08/15/22	MYR 7,000	1,672
3.659% due 10/15/20	3,000,000	728,353
3.757% due 04/20/23	27,000	6,523
3.759% due 03/15/19	113,000	27,376
3.844% due 04/15/33	62,000	13,835
3.882% due 03/10/22	130,000	31,675
3.900% due 11/30/26	21,000	4,994
3.955% due 09/15/25	9,000	2,169
4.181% due 07/15/24	217,000	53,080
4.232% due 06/30/31	201,000	47,515
4.254% due 05/31/35	8,000	1,836
4.392% due 04/15/26	22,000	5,400
4.498% due 04/15/30	194,000	47,077
4.642% due 11/07/33	180,000	44,164

		1,015,669

	Principal Amount	Value
Mexico - 3.2%

Mexican Bonos 6.500% due 06/10/21	MXN 26,140,000	$1,355,581
6.500% due 06/09/22	10,750,000	551,844
8.000% due 12/07/23	5,470,000	295,372
Mexico Government 4.600% due 01/23/46	$200,000	187,000
4.750% due 03/08/44	68,000	65,144
5.550% due 01/21/45	94,000	100,110
5.750% due 10/12/10	112,000	113,400
6.050% due 01/11/40	60,000	66,750

		2,735,201

Morocco - 0.6%

Morocco Government 4.250% due 12/11/22 ~	320,000	321,120
5.500% due 12/11/42 ~	200,000	210,464

		531,584

Nigeria - 0.5%

Nigeria Government 6.500% due 11/28/27 ~	200,000	193,135
7.625% due 11/28/47 ~	200,000	191,952

		385,087

Oman - 0.5%

Oman Government 6.500% due 03/08/47 ~	200,000	190,767
6.750% due 01/17/48 ~	200,000	195,244

		386,011

Pakistan - 1.0%

Pakistan Government 6.875% due 12/05/27 ~	200,000	190,426
7.250% due 04/15/19 ~	230,000	231,077
8.250% due 04/15/24 ~	200,000	209,504
8.250% due 09/30/25 ~	200,000	208,874

		839,881

Panama - 0.8%

Panama Government 4.300% due 04/29/53	200,000	193,000
6.700% due 01/26/36	130,000	163,021
7.125% due 01/29/26	100,000	119,625
8.875% due 09/30/27	70,000	94,605
9.375% due 04/01/29	70,000	99,575

		669,826

Paraguay - 0.2%

Paraguay Government 4.625% due 01/25/23 ~	200,000	202,250

Peru - 1.4%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 236,000	77,176
Peruvian Government 5.625% due 11/18/50	$317,000	377,072
7.350% due 07/21/25	278,000	341,526
8.750% due 11/21/33	260,000	384,800

		1,180,574

Philippines - 0.9%

Philippine Government 6.375% due 10/23/34	130,000	162,424
7.750% due 01/14/31	170,000	229,774
9.500% due 02/02/30	200,000	296,605
10.625% due 03/16/25	46,000	63,740

		752,543

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Qatar - 0.3%

Qatar Government 5.103% due 04/23/48 ~	$200,000	$208,420

Romania - 0.5%

Romanian Government 4.375% due 08/22/23 ~	394,000	399,624
6.125% due 01/22/44 ~	38,000	42,964

		442,588

Russia - 2.2%

Russia Federal 7.050% due 01/19/28	RUB 15,890,000	222,264
7.400% due 12/07/22	2,717,000	40,717
7.500% due 08/18/21	36,339,000	550,292
7.700% due 03/23/33	2,460,000	35,260
7.750% due 09/16/26	22,568,000	333,467
8.500% due 09/17/31	16,510,000	252,786
Russia Foreign 4.375% due 03/21/29 ~	$200,000	192,243
5.250% due 06/23/47 ~	200,000	192,217

		1,819,246

Senegal - 0.4%

Senegal Government 6.250% due 05/23/33 ~	200,000	187,215
6.750% due 03/13/48 ~	200,000	179,340

		366,555

Serbia - 0.2%

Serbia Government 4.875% due 02/25/20 ~	200,000	202,902

South Africa - 4.2%

Republic of South Africa Government 4.300% due 10/12/28	424,000	381,171
4.875% due 04/14/26	200,000	191,180
5.000% due 10/12/46	200,000	172,298
5.650% due 09/27/47	230,000	210,376
6.500% due 02/28/41	ZAR 3,572,000	176,071
7.000% due 02/28/31	8,370,000	486,323
8.000% due 01/31/30	3,325,000	212,579
8.250% due 03/31/32	4,240,000	270,232
8.500% due 01/31/37	272,000	17,126
8.750% due 01/31/44	4,839,000	305,186
8.750% due 02/28/48	6,199,000	389,792
8.875% due 02/28/35	6,760,000	445,143
9.000% due 01/31/40	2,272,760	148,168
10.500% due 12/21/26	2,484,000	190,429

		3,596,074

Sri Lanka - 0.2%

Sri Lanka Government 6.825% due 07/18/26 ~	$200,000	197,329

Suriname - 0.2%

Republic of Suriname 9.250% due 10/26/26 ~	200,000	197,500

Thailand - 2.5%

Thailand Government 1.875% due 06/17/22	THB 21,990,000	671,858
2.000% due 12/17/22	22,085,000	675,639
2.125% due 12/17/26	2,461,000	73,228
2.400% due 12/17/23	5,680,000	176,147
2.875% due 12/17/28	2,311,000	71,911

	Principal Amount	Value
2.875% due 06/17/46	THB 333,000	$9,580
3.400% due 06/17/36	4,852,000	153,285
3.775% due 06/25/32	6,951,000	230,103
4.875% due 06/22/29	1,138,000	41,365

		2,103,116

Turkey - 1.7%

Turkey Government 3.000% due 02/23/22 ^ ~	TRY 319,962	51,426
4.875% due 04/16/43	$200,000	146,334
5.750% due 03/22/24	200,000	188,791
5.750% due 05/11/47	200,000	156,520
6.125% due 10/24/28	200,000	180,802
6.250% due 09/26/22	200,000	196,296
6.750% due 05/30/40	110,000	98,585
7.000% due 06/05/20	42,000	42,508
7.375% due 02/05/25	130,000	131,626
8.000% due 03/12/25	TRY 90,000	9,291
10.700% due 08/17/22	920,000	108,919
11.000% due 02/24/27	903,000	104,737

		1,415,835

Ukraine - 1.5%

Ukraine Government 7.375% due 09/25/32 ~	$600,000	523,416
7.750% due 09/01/22 ~	114,000	114,235
7.750% due 09/01/23 ~	114,000	112,219
7.750% due 09/01/25 ~	310,000	295,878
7.750% due 09/01/26 ~	100,000	94,252
7.750% due 09/01/27 ~	126,000	117,464

		1,257,464

Uruguay - 1.0%

Uruguay Government 4.125% due 11/20/45	108,548	101,385
4.975% due 04/20/55	288,082	288,802
5.100% due 06/18/50	90,000	92,138
7.625% due 03/21/36	122,000	165,039
7.875% due 01/15/33	163,000	222,689
8.500% due 03/15/28 ~	UYU 453,000	11,928

		881,981

Venezuela - 1.3%

Venezuela Government 7.650% due 04/21/25 * Y ~	$80,000	21,736
7.750% due 10/13/19 * Y ~	171,000	45,606
8.250% due 10/13/24 Y ~	472,000	128,242
9.000% due 05/07/23 * Y ~	189,000	51,918
9.250% due 09/15/27 * Y	252,000	69,728
9.250% due 05/07/28 * Y ~	315,000	84,641
11.750% due 10/21/26 * Y ~	768,700	214,045
11.950% due 08/05/31 * Y ~	1,525,900	423,361
12.750% due 08/23/22 * Y ~	211,000	58,384

		1,097,661

Vietnam - 0.5%

Vietnam Government 4.800% due 11/19/24 ~	200,000	203,946
6.750% due 01/29/20 ~	180,000	187,090

		391,036

Zambia - 0.4%

Zambia Government 8.500% due 04/14/24 ~	200,000	143,758
8.970% due 07/30/27 ~	307,000	220,095

		363,853

Total Foreign Government Bonds & Notes (Cost $62,753,386)		58,814,703

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Shares		Value

SHORT-TERM INVESTMENT - 3.9%

Money Market Fund - 3.9%

BlackRock Liquidity Funds T-Fund Portfolio	3,280,917	$3,280,917

Total Short-Term Investment (Cost $3,280,917)		3,280,917

TOTAL INVESTMENTS - 96.0% (Cost $85,741,170)		81,368,152

DERIVATIVES - 0.6%
(See Notes (d) and (e) in Notes to Schedule of Investments)		497,685

OTHER ASSETS & LIABILITIES, NET - 3.4%		2,863,303

NET ASSETS - 100.0%		$84,729,140

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	69.4%
Corporate Bonds & Notes	22.0%
Short-Term Investment	3.9%
Others (each less than 3.0%)	0.7%
96.0%

Derivatives	0.6%
Other Assets & Liabilities, Net	3.4%

100.0%

(b)	As of September 30, 2018, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Brazil	10.7%
Ecuador	7.4%
Mexico	5.9%
Indonesia	5.6%
South Africa	5.5%
Chile	4.3%
Venezuela	4.3%
United States (Includes Short-Term Investment)	3.9%
Russia	3.3%
Others (each less than 3.0%)	45.1%

96.0%
Derivatives	0.6%
Other Assets & Liabilities, Net	3.4%

100.0%

(c)	Investments with a total aggregate value of $3,602,306 or 4.3% of the Fund’s net assets were in default as of September 30, 2018.

(d)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	2,397,175	USD	575,000	10/18	GSC	$18,387	$—
BRL	2,549,088	USD	623,325	10/18	HSB	7,666	—
BRL	1,182,542	USD	285,000	10/18	MSC	7,722	—
BRL	2,175,979	USD	535,816	11/18	BNP	1,364	—
BRL	2,282,702	USD	560,000	11/18	DUB	3,526	—
CLP	360,128,500	USD	535,000	10/18	BNP	12,910	—
CLP	60,296,597	USD	88,159	10/18	HSB	3,578	—
CLP	62,463,397	USD	93,690	10/18	JPM	1,343	—
CNH	2,956,239	USD	430,939	10/18	MER	—	(1,957)
CNY	2,268,012	USD	331,000	10/18	BNP	—	(1,814)
CNY	12,332,060	USD	1,813,068	10/18	HSB	—	(23,156)
COP	2,710,802,533	USD	933,922	10/18	CSF	—	(18,847)
COP	1,189,740,000	USD	395,000	10/18	DUB	6,616	—
COP	2,710,802,533	USD	907,397	11/18	CSF	6,581	—
CZK	7,631,952	USD	352,000	10/18	DUB	—	(7,692)
CZK	21,926,870	USD	1,001,511	11/18	DUB	—	(11,028)
CZK	9,374,134	USD	431,069	01/19	BNP	—	(5,412)
HUF	88,567,197	USD	319,490	10/18	BNP	—	(622)
HUF	284,436,627	USD	1,027,496	10/18	MER	—	(3,439)
IDR	6,078,154,726	USD	409,000	10/18	GSC	—	(3,215)
IDR	2,604,623,419	USD	170,237	10/18	MER	3,651	—
ILS	941,204	USD	261,141	10/18	BNP	—	(1,663)
INR	43,670,842	USD	620,905	10/18	HSB	—	(22,318)
INR	18,185,580	USD	252,000	10/18	JPM	—	(2,734)
KRW	1,589,426,883	USD	1,416,947	10/18	BNP	16,308	—
KRW	208,476,500	USD	185,000	10/18	HSB	2,992	—
KRW	581,586,720	USD	520,000	10/18	MSC	4,442	—
MXN	1,951,297	USD	101,914	10/18	BNP	1,760	—
MXN	46,445,835	USD	2,399,880	10/18	GSC	67,830	—
MXN	26,844,056	USD	1,415,020	10/18	JPM	11,230	—
MYR	2,032,978	USD	492,449	10/18	DUB	—	(1,453)
PEN	32,758	USD	9,960	10/18	HSB	—	(58)
PEN	298,890	USD	90,000	10/18	JPM	354	—
PHP	19,378,590	USD	359,329	10/18	HSB	—	(1,631)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
PLN	7,859,646	USD	2,127,809	10/18	CIT	$5,546	$—
PLN	546,870	USD	150,000	10/18	JPM	—	(1,562)
PLN	880,227	USD	240,000	11/18	HSB	—	(916)
PLN	915,697	USD	251,006	01/19	BNP	—	(1,780)
RON	122,929	USD	30,931	10/18	BNP	—	(289)
RON	618,849	USD	153,820	10/18	HSB	437	—
RON	437,272	USD	110,000	10/18	MER	—	(1,003)
RON	512,974	USD	128,969	11/18	MER	—	(1,193)
RON	1,494,194	USD	376,126	01/19	HSB	—	(4,156)
RUB	108,074,792	USD	1,620,247	10/18	HSB	23,615	—
RUB	7,911,248	USD	117,000	10/18	JPM	3,333	—
RUB	1,511,500	USD	22,661	10/18	MER	330	—
RUB	28,011,739	USD	419,665	10/18	MSC	6,405	—
SGD	350,211	USD	256,000	10/18	BNP	374	—
SGD	1,786,817	USD	1,315,287	10/18	HSB	—	(7,240)
THB	13,789,200	USD	423,314	10/18	GSC	3,510	—
THB	23,261,003	USD	710,563	10/18	HSB	9,446	—
TRY	1,188,919	USD	229,881	10/18	BNP	—	(37,141)
TRY	897,326	USD	145,788	10/18	BNP	2,203	—
TRY	2,171,190	USD	393,000	10/18	HSB	—	(41,021)
TRY	575,280	USD	92,356	10/18	JPM	905	—
TRY	1,511,213	USD	253,000	10/18	MER	—	(8,012)
TRY	1,829,950	USD	296,000	10/18	SCB	660	—
TRY	2,057,075	USD	312,000	11/18	SCB	15,010	—
TWD	37,569,517	USD	1,231,928	10/18	BNP	4,919	—
USD	281,263	ARS	9,746,935	10/18	BNP	53,128	—
USD	38,770	ARS	1,570,185	10/18	JPM	1,324	—
USD	937,234	BRL	3,808,336	10/18	BNP	—	(5,466)
USD	416,371	BRL	1,733,519	10/18	JPM	—	(12,737)
USD	140,000	BRL	586,950	10/18	MER	—	(5,291)
USD	2,735,013	BRL	10,378,005	11/18	MSC	173,014	—
USD	1,230,910	BRL	4,323,939	04/19	SCB	178,650	—
USD	101,504	CLP	67,156,855	10/18	BNP	—	(671)
USD	886,228	CLP	532,667,070	03/19	BNP	75,917	—
USD	1,268,151	CLP	764,251,125	03/19	MSC	105,547	—
USD	429,767	CNH	2,956,239	10/18	MER	786	—
USD	45,000	CNY	309,105	10/18	MER	135	—
USD	85,000	COP	259,845,000	10/18	CSF	—	(2,715)
USD	440,000	COP	1,346,180,000	10/18	DUB	—	(14,425)
USD	45,000	COP	132,037,200	10/18	JPM	429	—
USD	79,250	CZK	1,761,609	10/18	BNP	—	(223)
USD	21,934	HUF	6,028,719	10/18	HSB	228	—
USD	60,320	HUF	17,223,471	10/18	MSC	—	(1,690)
USD	120,757	IDR	1,813,173,147	10/18	BNP	—	(292)
USD	68,000	IDR	996,200,000	10/18	BRC	1,492	—
USD	166,284	IDR	2,476,987,868	10/18	CIT	917	—
USD	229,055	IDR	3,358,216,471	10/18	GSC	4,856	—
USD	425,317	IDR	6,287,853,438	10/18	HSB	5,532	—
USD	26,806	IDR	397,264,239	10/18	MER	284	—
USD	65,000	IDR	952,705,000	10/18	SCB	1,396	—
USD	392,252	INR	28,801,075	10/18	ANZ	—	(2,519)
USD	40,000	INR	2,777,600	10/18	GSC	1,928	—
USD	559,468	MXN	10,594,919	10/18	BNP	—	(3,450)
USD	175,000	MXN	3,301,626	10/18	HSB	—	(418)
USD	743,082	MXN	14,299,391	10/18	JPM	—	(16,658)
USD	555,000	MXN	10,693,463	10/18	MER	—	(13,153)
USD	824,134	MYR	3,395,233	10/18	DUB	4,131	—
USD	438,000	MYR	1,815,510	11/18	DUB	—	(257)
USD	35,000	PHP	1,868,300	10/18	JPM	514	—
USD	45,000	PLN	169,487	10/18	BNP	—	(1,004)
USD	307,000	RUB	20,462,318	10/18	GSC	—	(4,240)
USD	210,454	RUB	14,376,636	10/18	HSB	—	(8,221)
USD	45,000	RUB	3,058,365	10/18	JPM	—	(1,519)
USD	55,000	SGD	75,053	10/18	HSB	57	—
USD	39,884	THB	1,304,996	10/18	BNP	—	(511)
USD	641,759	THB	21,014,093	10/18	DUB	—	(8,700)
USD	175,000	THB	5,714,188	10/18	JPM	—	(1,874)
USD	195,000	TRY	1,321,983	10/18	SCB	—	(19,311)
USD	55,000	TWD	1,676,400	10/18	HSB	—	(190)
USD	178,029	ZAR	2,398,768	10/18	BNP	9,161	—
USD	639,988	ZAR	9,365,069	10/18	JPM	—	(19,291)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	518,540	ZAR	7,705,021	10/18	MER	$—	($23,876)
USD	251,217	ZAR	3,516,610	11/18	MER	4,631	—
ZAR	644,900	USD	47,827	10/18	HSB	—	(2,428)
ZAR	12,094,023	USD	814,940	10/18	MER	36,451	—
ZAR	3,186,522	USD	212,883	10/18	SCB	11,441	—

Total Forward Foreign Currency Contracts						$926,902	($382,482)

(e)	Swap agreements outstanding as of September 30, 2018 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.935%	28-Day MXN-TIIE	L / L	CME	12/16/20	MXN 44,000,000	$—	$—	$—
2.400%	6-Month PLN-WIBOR	A / S	CME	03/26/23	PLN 1,060,000	(522)	—	(522)
8.156%	28-Day MXN-TIIE	L / L	CME	12/13/23	MXN 52,000,000	27,962	—	27,962

						$27,440	$—	$27,440

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.069%	6-Month CZK-PRIBOR	A / S	CME	09/19/23	CZK 20,000,000	$13,997	$—	$13,997
8.255%	28-Day MXN-TIIE	L / L	CME	12/06/28	MXN 12,000,000	(856)	—	(856)

						$13,141	$—	$13,141

Total Interest Rate Swaps						$40,581	$—	$40,581

Total Return Swaps

Receive Total Return	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	S	SCB	06/15/21	IDR 621,000,000	$48,433	$61,776	($13,343)
Indonesia Treasury 8.375% due 03/15/24	S	ANZ	03/15/24	369,000,000	25,090	27,723	(2,633)
Indonesia Treasury 8.375% due 03/15/24	S	SCB	03/15/24	112,000,000	7,615	8,415	(800)
Indonesia Treasury 11.000% due 09/15/25	S	SCB	09/15/25	432,000,000	33,615	49,649	(16,034)
Indonesia Treasury 7.000% due 05/15/27	S	SCB	05/15/27	100,000,000	6,402	7,253	(851)
Indonesia Treasury 9.000% due 03/15/29	S	ANZ	03/15/29	311,000,000	22,026	23,645	(1,619)
Indonesia Treasury 10.500% due 08/15/30	S	SCB	08/15/30	622,000,000	49,045	72,303	(23,258)
Indonesia Treasury 6.625% due 05/15/33	S	SCB	05/15/33	270,000,000	15,999	19,049	(3,050)
Indonesia Treasury 8.375% due 03/15/34	S	ANZ	03/15/34	1,261,000,000	83,700	99,524	(15,824)
Indonesia Treasury 8.375% due 03/15/34	S	SCB	03/15/34	42,000,000	2,788	3,315	(527)
Indonesia Treasury 8.250% due 05/15/36	S	SCB	05/15/36	980,000,000	66,351	75,728	(9,377)

					$361,064	$448,380	($87,316)

Total Swap Agreements					$401,645	$448,380	($46,735)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Deprecation)
OTC Swap Agreements
Assets	$448,380	$—
Liabilities	—	(87,316)
Centrally Cleared Swap Agreements (1)
Assets	—	41,959
Liabilities	—	(1,378)

	$448,380	($46,735)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$18,658,972	$—	$18,658,972	$—
	Senior Loan Notes	613,560	—	613,560	—
	Foreign Government Bonds & Notes	58,814,703	—	58,814,703	—
	Short-Term Investment	3,280,917	3,280,917	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	926,902	—	926,902	—
	Interest Rate Contracts
	Swaps	41,959	—	41,959	—

	Total Assets - Derivatives	968,861	—	968,861	—

	Total Assets	82,337,013	3,280,917	79,056,096	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(382,482)	—	(382,482)	—
	Interest Rate Contracts
	Swaps	(88,694)	—	(88,694)	—

	Total Liabilities - Derivatives	(471,176)	—	(471,176)	—

	Total Liabilities	(471,176)	—	(471,176)	—

	Total	$81,865,837	$3,280,917	$78,584,920	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	1,194	$—

Total Warrants (Cost $0)		—

COMMON STOCKS - 97.1%

Communications - 16.4%

Cargurus Inc *	2,066	115,056
Etsy Inc *	3,295	169,297
Eventbrite Inc ‘A’ *	2,719	103,240
Mimecast Ltd *	4,664	195,328
Okta Inc *	2,994	210,658
Proofpoint Inc *	588	62,522
RingCentral Inc ‘A’ *	2,325	216,341
Stamps.com Inc *	535	121,017
Stitch Fix Inc ‘A’ *	2,645	115,772
The Trade Desk Inc ‘A’ *	2,128	321,136
Twilio Inc ‘A’ *	2,407	207,676
World Wrestling Entertainment Inc ‘A’	3,569	345,229
Zendesk Inc *	1,242	88,182
Zscaler Inc *	3,878	158,145

		2,429,599

Consumer, Cyclical - 9.2%

At Home Group Inc *	5,815	183,347
Canada Goose Holdings Inc (Canada) *	1,930	124,562
iRobot Corp *	1,738	191,041
Live Nation Entertainment Inc *	695	37,857
Malibu Boats Inc ‘A’ *	1,615	88,373
Planet Fitness Inc ‘A’ *	5,728	309,484
Roku Inc *	4,154	303,367
SiteOne Landscape Supply Inc *	907	68,333
Sonos Inc *	3,586	57,519

		1,363,883

Consumer, Non-Cyclical - 33.4%

2U Inc *	890	66,919
Agios Pharmaceuticals Inc *	1,301	100,333
Amarin Corp PLC ADR (Ireland) *	5,268	85,710
Amicus Therapeutics Inc *	7,330	88,620
AnaptysBio Inc *	700	69,839
Audentes Therapeutics Inc *	2,553	101,073
Blueprint Medicines Corp *	1,541	120,290
Calavo Growers Inc	1,415	136,689
Chegg Inc *	6,537	185,847
Denali Therapeutics Inc *	2,502	54,393
FibroGen Inc *	2,494	151,511
Glaukos Corp *	3,461	224,619
Grand Canyon Education Inc *	2,201	248,273
GW Pharmaceuticals PLC ADR (United Kingdom) *	1,255	216,789
HealthEquity Inc *	2,192	206,947
Immunomedics Inc *	5,454	113,607
Inogen Inc *	915	223,370
Insperity Inc	2,632	310,444
Insulet Corp *	2,857	302,699
iRhythm Technologies Inc *	2,259	213,837
Loxo Oncology Inc *	1,159	197,992
Myovant Sciences Ltd *	4,527	120,192
Paylocity Holding Corp *	1,797	144,335
Penumbra Inc *	1,701	254,640
Sage Therapeutics Inc *	768	108,480
Sarepta Therapeutics Inc *	965	155,857
Spark Therapeutics Inc *	169	9,219
Tandem Diabetes Care Inc *	4,313	184,769

	Shares	Value
Teladoc Health Inc *	2,904	$250,760
Ultragenyx Pharmaceutical Inc *	1,368	104,433
Weight Watchers International Inc *	2,930	210,931

		4,963,417

Financial - 9.1%

Air Lease Corp	3,652	167,554
Cadence BanCorp	4,936	128,928
CenterState Bank Corp	6,677	187,290
Evercore Inc ‘A’	1,611	161,986
Hamilton Lane Inc ‘A’	3,954	175,083
Moelis & Co ‘A’	2,481	135,959
Webster Financial Corp	2,011	118,569
Western Alliance Bancorp *	2,686	152,807
Wintrust Financial Corp	1,496	127,070

		1,355,246

Industrial - 12.3%

Aerovironment Inc *	3,036	340,548
Atlas Air Worldwide Holdings Inc *	1,202	76,627
Axon Enterprise Inc *	3,080	210,764
Cactus Inc ‘A’ *	5,003	191,515
Chart Industries Inc *	1,094	85,693
Curtiss-Wright Corp	885	121,617
Generac Holdings Inc *	3,129	176,507
NV5 Global Inc *	849	73,608
Proto Labs Inc *	817	132,150
RBC Bearings Inc *	1,213	182,387
Trex Co Inc *	2,613	201,149
XPO Logistics Inc *	327	37,334

		1,829,899

Technology - 16.7%

Alteryx Inc ‘A’ *	2,138	122,315
Appian Corp *	2,096	69,378
Aspen Technology Inc *	658	74,953
Carbon Black Inc *	2,918	61,803
Cision Ltd *	6,343	106,562
Coupa Software Inc *	2,930	231,763
EPAM Systems Inc *	1,326	182,590
Everbridge Inc *	4,366	251,656
Five9 Inc *	4,696	205,168
HubSpot Inc *	1,231	185,819
Lumentum Holdings Inc *	1,641	98,378
Monolithic Power Systems Inc	1,175	147,498
New Relic Inc *	1,404	132,299
Paycom Software Inc *	717	111,429
Semtech Corp *	2,557	142,169
SendGrid Inc *	2,075	76,339
Talend SA ADR *	1,940	135,296
Yext Inc *	3,131	74,205
Zuora Inc ‘A’ *	2,922	67,527

		2,477,147

Total Common Stocks (Cost $10,794,229)		14,419,191

SHORT-TERM INVESTMENT - 2.0%

Money Market Fund - 2.0%

BlackRock Liquidity Funds T-Fund Portfolio	287,379	287,379

Total Short-Term Investment (Cost $287,379)		287,379

TOTAL INVESTMENTS - 99.1% (Cost $11,081,608)		14,706,570

OTHER ASSETS & LIABILITIES, NET - 0.9%		139,781

NET ASSETS - 100.0%		$14,846,351

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	33.4%
Technology	16.7%
Communications	16.4%
Industrial	12.3%
Consumer, Cyclical	9.2%
Financial	9.1%
Others (each less than 3.0%)	2.0%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$14,419,191	$14,419,191	$—	$—
	Short-Term Investment	287,379	287,379	—	—

	Total	$14,706,570	$14,706,570	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Basic Materials - 1.6%

The Sherwin-Williams Co	6,046	$2,752,200

Communications - 21.6%

Alibaba Group Holding Ltd ADR (China) *	3,781	622,958
Alphabet Inc ‘A’ *	5,937	7,166,434
Alphabet Inc ‘C’ *	3,457	4,125,826
Amazon.com Inc *	6,044	12,106,132
Booking Holdings Inc *	908	1,801,472
Comcast Corp ‘A’	36,291	1,285,064
Facebook Inc ‘A’ *	36,224	5,957,399
Netflix Inc *	11,954	4,472,350
Spotify Technology SA (Luxembourg) *	2,296	415,186

		37,952,821

Consumer, Cyclical - 5.8%

Chipotle Mexican Grill Inc *	704	319,982
Costco Wholesale Corp	4,225	992,368
Dollar Tree Inc *	7,287	594,255
Garrett Motion Inc (Switzerland) *	29	544
Hilton Worldwide Holdings Inc	9,014	728,151
Lululemon Athletica Inc *	3,476	564,815
Marriott International Inc ‘A’	11,381	1,502,633
NIKE Inc ‘B’	26,750	2,266,260
Ross Stores Inc	18,476	1,830,972
Six Flags Entertainment Corp	9,195	641,995
Starbucks Corp	11,833	672,588

		10,114,563

Consumer, Non-Cyclical - 22.8%

Abbott Laboratories	23,899	1,753,231
Biogen Inc *	3,599	1,271,563
BioMarin Pharmaceutical Inc *	3,914	379,541
Boston Scientific Corp *	18,731	721,143
Bristol-Myers Squibb Co	17,983	1,116,385
Colgate-Palmolive Co	13,914	931,542
Constellation Brands Inc ‘A’	7,429	1,601,841
CoStar Group Inc *	397	167,073
Danaher Corp	29,012	3,152,444
Edwards Lifesciences Corp *	8,494	1,478,805
Elanco Animal Health Inc *	459	16,014
Eli Lilly & Co	5,892	632,271
FleetCor Technologies Inc *	6,388	1,455,442
Global Payments Inc	14,969	1,907,051
Illumina Inc *	491	180,226
Medtronic PLC	27,134	2,669,172
Monster Beverage Corp *	8,819	513,971
PayPal Holdings Inc *	22,960	2,016,806
Pernod Ricard SA (France)	2,451	401,982
Philip Morris International Inc	9,730	793,384
Regeneron Pharmaceuticals Inc *	1,093	441,616
Square Inc ‘A’ *	6,738	667,129
Stryker Corp	8,042	1,428,903
The Estee Lauder Cos Inc ‘A’	8,036	1,167,792
Thermo Fisher Scientific Inc	17,526	4,277,746
TransUnion	13,566	998,186
Verisk Analytics Inc *	20,427	2,462,475
Vertex Pharmaceuticals Inc *	9,909	1,909,861
Worldpay Inc ‘A’ *	12,031	1,218,379
Zoetis Inc	26,105	2,390,174

		40,122,148

Energy - 0.9%

Concho Resources Inc *	3,727	569,299
Pioneer Natural Resources Co	5,515	960,658

		1,529,957

	Shares	Value
Financial - 13.0%

American Tower Corp REIT	15,678	$2,278,013
Aon PLC	14,339	2,205,051
Intercontinental Exchange Inc	22,653	1,696,483
Mastercard Inc ‘A’	29,106	6,479,287
The Blackstone Group LP	13,521	514,880
The Charles Schwab Corp	32,429	1,593,885
Visa Inc ‘A’	53,192	7,983,587

		22,751,186

Industrial - 7.2%

AMETEK Inc	17,473	1,382,464
Amphenol Corp ‘A’	14,649	1,377,299
Canadian Pacific Railway Ltd (Canada)	7,440	1,576,834
FLIR Systems Inc	8,966	551,140
Fortive Corp	14,349	1,208,186
Honeywell International Inc	1,104	183,706
Roper Technologies Inc	6,865	2,033,482
TE Connectivity Ltd	6,658	585,438
Union Pacific Corp	12,165	1,980,827
Vulcan Materials Co	15,823	1,759,518

		12,638,894

Technology - 26.5%

Activision Blizzard Inc	42,081	3,500,718
Adobe Systems Inc *	27,777	7,498,401
Analog Devices Inc	10,562	976,563
Apple Inc	13,283	2,998,504
Cognizant Technology Solutions Corp ‘A’	9,121	703,685
Electronic Arts Inc *	24,653	2,970,440
Fidelity National Information Services Inc	16,172	1,763,880
Fiserv Inc *	41,911	3,452,628
Intuit Inc	12,597	2,864,558
Microsoft Corp	95,266	10,895,572
MSCI Inc	7,101	1,259,788
NVIDIA Corp	9,372	2,633,719
PTC Inc *	4,411	468,404
salesforce.com Inc *	28,914	4,598,193

		46,585,053

Total Common Stocks (Cost $88,911,326)		174,446,822

SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

BlackRock Liquidity Funds T-Fund Portfolio	1,294,631	1,294,631

Total Short-Term Investment (Cost $1,294,631)		1,294,631

TOTAL INVESTMENTS - 100.1% (Cost $90,205,957)		175,741,453

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(228,189)

NET ASSETS - 100.0%		$175,513,264

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	26.5%
Consumer, Non-Cyclical	22.8%
Communications	21.6%
Financial	13.0%
Industrial	7.2%
Consumer, Cyclical	5.8%
Others (each less than 3.0%)	3.2%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$2,752,200	$2,752,200	$—	$—
	Communications	37,952,821	37,952,821	—	—
	Consumer, Cyclical	10,114,563	10,114,563	—	—
	Consumer, Non-Cyclical	40,122,148	39,720,166	401,982	—
	Energy	1,529,957	1,529,957	—	—
	Financial	22,751,186	22,751,186	—	—
	Industrial	12,638,894	12,638,894	—	—
	Technology	46,585,053	46,585,053	—	—

	Total Common Stocks	174,446,822	174,044,840	401,982	—

	Short-Term Investment	1,294,631	1,294,631	—	—

	Total	$175,741,453	$175,339,471	$401,982	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Basic Materials - 3.5%

Air Products & Chemicals Inc	14,751	$2,464,155
Freeport-McMoRan Inc	147,826	2,057,738
PPG Industries Inc	24,350	2,657,315

		7,179,208

Communications - 13.4%

AT&T Inc	96,728	3,248,126
Charter Communications Inc ‘A’ *	15,263	4,973,906
Comcast Corp ‘A’	134,622	4,766,965
DISH Network Corp ‘A’ *	105,629	3,777,293
Motorola Solutions Inc	47,308	6,156,663
Twenty-First Century Fox Inc ‘B’	111,097	5,090,465

		28,013,418

Consumer, Cyclical - 2.1%

The Home Depot Inc	20,730	4,294,219

Consumer, Non-Cyclical - 21.1%

AmerisourceBergen Corp	28,014	2,583,451
Amgen Inc	17,993	3,729,769
Anheuser-Busch InBev SA/NV ADR (Belgium)	26,176	2,292,232
Anthem Inc	23,891	6,547,329
British American Tobacco PLC ADR (United Kingdom)	48,510	2,262,021
CVS Health Corp	45,536	3,584,594
Johnson & Johnson	29,940	4,136,810
McCormick & Co Inc	21,175	2,789,806
Merck & Co Inc	61,768	4,381,822
Novartis AG ADR (Switzerland)	25,521	2,198,889
Pfizer Inc	51,240	2,258,147
Philip Morris International Inc	40,888	3,334,007
UnitedHealth Group Inc	14,261	3,793,996

		43,892,873

Energy - 10.7%

Chevron Corp	33,345	4,077,427
Exxon Mobil Corp	44,827	3,811,191
Halliburton Co	101,090	4,097,178
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	43,644	2,973,902
Schlumberger Ltd	39,949	2,433,693
Suncor Energy Inc (Canada)	127,130	4,918,660

		22,312,051

Financial - 26.9%

American Express Co	43,992	4,684,708
American Tower Corp REIT	28,589	4,153,982
Bank of America Corp	169,917	5,005,755
Capital One Financial Corp	27,115	2,574,027
Citigroup Inc	39,420	2,827,991
JPMorgan Chase & Co	85,414	9,638,116
Marsh & McLennan Cos Inc	41,516	3,434,203
MetLife Inc	42,172	1,970,276
State Street Corp	27,233	2,281,581
The Bank of New York Mellon Corp	51,897	2,646,228
The Progressive Corp	41,965	2,981,194
The Travelers Cos Inc	22,398	2,905,245
US Bancorp	106,679	5,633,718
Wells Fargo & Co	99,906	5,251,059

		55,988,083

Industrial - 14.1%

Deere & Co	18,810	2,827,707
Honeywell International Inc	40,442	6,729,549
Illinois Tool Works Inc	32,685	4,612,507
Martin Marietta Materials Inc	17,406	3,167,022

	Shares	Value
TE Connectivity Ltd	49,977	$4,394,478
United Parcel Service Inc ‘B’	26,765	3,124,814
United Technologies Corp	32,977	4,610,514

		29,466,591

Technology - 5.5%

Microsoft Corp	52,370	5,989,557
Oracle Corp	76,007	3,918,921
Xerox Corp	60,571	1,634,206

		11,542,684

Utilities - 1.5%

Sempra Energy	27,636	3,143,595

Total Common Stocks (Cost $126,914,215)		205,832,722

SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio	2,598,147	2,598,147

Total Short-Term Investment (Cost $2,598,147)		2,598,147

TOTAL INVESTMENTS - 100.0% (Cost $129,512,362)		208,430,869

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(48,856)

NET ASSETS - 100.0%		$208,382,013

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	26.9%
Consumer, Non-Cyclical	21.1%
Industrial	14.1%
Communications	13.4%
Energy	10.7%
Technology	5.5%
Basic Materials	3.5%
Others (each less than 3.0%)	4.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$205,832,722	$205,832,722	$—	$—
	Short-Term Investment	2,598,147	2,598,147	—	—

	Total	$208,430,869	$208,430,869	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Basic Materials - 2.9%

Eastman Chemical Co	1,275	$122,043
Steel Dynamics Inc	2,000	90,380
The Chemours Co	2,200	86,768

		299,191

Communications - 6.2%

eBay Inc *	2,876	94,966
GrubHub Inc *	1,300	180,206
LogMeIn Inc	1,100	98,010
RingCentral Inc ‘A’ *	1,500	139,575
Viacom Inc ‘B’	3,500	118,160

		630,917

Consumer, Cyclical - 11.4%

Alaska Air Group Inc	1,700	117,062
Aramark	3,200	137,664
BorgWarner Inc	2,800	119,784
Lululemon Athletica Inc *	1,100	178,739
Michael Kors Holdings Ltd *	1,700	116,552
Pool Corp	1,000	166,880
PVH Corp	860	124,184
Tiffany & Co	900	116,073
Watsco Inc	490	87,269

		1,164,207

Consumer, Non-Cyclical - 21.7%

Acadia Healthcare Co Inc *	2,500	88,000
Amicus Therapeutics Inc *	6,225	75,260
Booz Allen Hamilton Holding Corp	3,100	153,853
Euronet Worldwide Inc *	1,500	150,330
Hill-Rom Holdings Inc	1,200	113,280
Ionis Pharmaceuticals Inc *	2,000	103,160
Laboratory Corp of America Holdings *	800	138,944
Lamb Weston Holdings Inc	2,300	153,180
ManpowerGroup Inc	1,600	137,536
MarketAxess Holdings Inc	600	107,094
Neurocrine Biosciences Inc *	1,100	135,245
Post Holdings Inc *	1,400	137,256
Service Corp International	4,100	181,220
Syneos Health Inc *	2,500	128,875
Teleflex Inc	500	133,045
The Cooper Cos Inc	600	166,290
Tyson Foods Inc ‘A’	1,900	113,107

		2,215,675

Energy - 5.9%

Energen Corp *	725	62,473
Marathon Petroleum Corp	2,000	159,940
Noble Energy Inc	5,420	169,050
Pioneer Natural Resources Co	800	139,352
WPX Energy Inc *	3,275	65,893

		596,708

Financial - 19.5%

Alleghany Corp	300	195,759
Discover Financial Services	2,100	160,545
Douglas Emmett Inc REIT	3,200	120,704
Equity LifeStyle Properties Inc REIT	1,400	135,030
Everest Re Group Ltd	500	114,235
FNB Corp	8,020	102,014
Highwoods Properties Inc REIT	2,700	127,602
Hudson Pacific Properties Inc REIT	3,500	114,520
Huntington Bancshares Inc	9,600	143,232
Mid-America Apartment Communities Inc REIT	1,300	130,234
Raymond James Financial Inc	1,400	128,870
Ryman Hospitality Properties Inc REIT	1,261	108,660

	Shares	Value
SunTrust Banks Inc	2,600	$173,654
Western Alliance Bancorp *	2,000	113,780
Zions Bancorp NA	2,500	125,375

		1,994,214

Industrial - 14.6%

Graphic Packaging Holding Co	5,700	79,857
Hubbell Inc	940	125,556
Ingersoll-Rand PLC	1,610	164,703
ITT Inc	1,800	110,268
Kirby Corp *	1,400	115,150
Owens Corning	1,340	72,722
Packaging Corp of America	1,030	112,981
Parker-Hannifin Corp	800	147,144
PerkinElmer Inc	1,300	126,451
Spirit AeroSystems Holdings Inc ‘A’	1,700	155,839
Stanley Black & Decker Inc	1,000	146,440
Waste Management Inc	1,500	135,540

		1,492,651

Technology - 10.8%

Analog Devices Inc	2,200	203,412
Nuance Communications Inc *	6,500	112,580
ON Semiconductor Corp *	6,000	110,580
PTC Inc *	1,200	127,428
RealPage Inc *	1,800	118,620
Synopsys Inc *	1,800	177,498
Take-Two Interactive Software Inc *	1,200	165,588
Zebra Technologies Corp ‘A’ *	500	88,415

		1,104,121

Utilities - 5.0%

Ameren Corp	2,400	151,728
CMS Energy Corp	3,400	166,600
Public Service Enterprise Group Inc	3,600	190,044

		508,372

Total Common Stocks (Cost $9,288,690)		10,006,056

SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds T-Fund Portfolio	209,171	209,171

Total Short-Term Investment (Cost $209,171)		209,171

TOTAL INVESTMENTS - 100.1% (Cost $9,497,861)		10,215,227

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(6,113)

NET ASSETS - 100.0%		$10,209,114

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	21.7%
Financial	19.5%
Industrial	14.6%
Consumer, Cyclical	11.4%
Technology	10.8%
Communications	6.2%
Energy	5.9%
Utilities	5.0%
Others (each less than 3.0%)	5.0%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$10,006,056	$10,006,056	$—	$—
	Short-Term Investment	209,171	209,171	—	—

	Total	$10,215,227	$10,215,227	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 43.2%

Basic Materials - 0.2%

Anglo American Capital PLC (South Africa) 4.125% due 04/15/21 ~	$1,600,000	$1,611,080
Glencore Funding LLC (Switzerland) 3.000% due 10/27/22 ~	1,600,000	1,536,150

		3,147,230

Communications - 2.2%

Amazon.com Inc 2.400% due 02/22/23	3,500,000	3,367,505
AT&T Inc 3.000% due 02/15/22	3,200,000	3,136,156
3.289% (USD LIBOR + 0.950%) due 07/15/21 §	1,800,000	1,822,061
3.514% (USD LIBOR + 1.180%) due 06/12/24 §	3,750,000	3,769,778
3.875% due 08/15/21	2,000,000	2,018,653
eBay Inc 3.800% due 03/09/22	3,060,000	3,084,364
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	1,200,000	1,194,711
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	2,400,000	2,397,000
The Interpublic Group of Cos Inc 3.500% due 10/01/20	2,000,000	2,001,054
Verizon Communications Inc 3.334% (USD LIBOR + 1.000%) due 03/16/22 §	4,800,000	4,903,699
Vodafone Group PLC (United Kingdom) 3.329% (USD LIBOR + 0.990%) due 01/16/24 §	1,500,000	1,504,740

		29,199,721

Consumer, Cyclical - 5.5%

Alimentation Couche-Tard Inc (Canada) 2.350% due 12/13/19 ~	4,200,000	4,160,584
2.700% due 07/26/22 ~	2,000,000	1,923,920
American Honda Finance Corp 2.594% (USD LIBOR + 0.260%) due 06/16/20 §	4,000,000	4,008,286
BMW US Capital LLC (Germany) 3.250% due 08/14/20 ~	5,000,000	5,017,710
Daimler Finance North America LLC (Germany) 2.200% due 05/05/20 ~	3,000,000	2,946,899
2.450% due 05/18/20 ~	3,200,000	3,158,213
2.760% (USD LIBOR + 0.450%) due 02/22/21 § ~	6,000,000	6,005,091
Dollar Tree Inc 3.036% (USD LIBOR + 0.700%) due 04/17/20 §	2,000,000	2,003,205
Ford Motor Credit Co LLC 2.425% due 06/12/20	2,000,000	1,958,681
2.681% due 01/09/20	3,200,000	3,167,597
3.336% due 03/18/21	2,000,000	1,972,747
3.428% (USD LIBOR + 1.080%) due 08/03/22 §	3,200,000	3,168,389
General Motors Financial Co Inc 2.650% due 04/13/20	3,200,000	3,167,786
3.696% (USD LIBOR + 1.310%) due 06/30/22 §	1,700,000	1,718,988
4.200% due 03/01/21	3,000,000	3,038,774
Hyundai Capital America 3.154% (USD LIBOR + 0.820%) due 03/12/21 § ~	3,000,000	3,002,861

	Principal Amount	Value
Nissan Motor Acceptance Corp 2.150% due 07/13/20 ~	$3,085,000	$3,017,998
2.983% (USD LIBOR + 0.630%) due 09/21/21 § ~	2,500,000	2,505,772
2.987% (USD LIBOR + 0.650%) due 07/13/22 § ~	2,500,000	2,505,474
3.076% (USD LIBOR + 0.690%) due 09/28/22 § ~	3,200,000	3,206,926
Toyota Motor Corp (Japan) 3.183% due 07/20/21	5,000,000	5,007,382
Toyota Motor Credit Corp 2.807% (USD LIBOR + 0.480%) due 09/08/22 §	3,500,000	3,520,393
Walmart Inc 3.400% due 06/26/23	3,050,000	3,062,164

		73,245,840

Consumer, Non-Cyclical - 8.9%

Amgen Inc 2.650% due 05/11/22	1,500,000	1,457,843
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	4,000,000	3,944,848
3.300% due 02/01/23	7,300,000	7,214,052
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.077% (USD LIBOR + 0.740%) due 01/12/24 §	1,300,000	1,306,810
AstraZeneca PLC (United Kingdom) 2.977% (USD LIBOR + 0.665%) due 08/17/23 §	2,400,000	2,396,728
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22 ~	2,500,000	2,410,814
BAT International Finance PLC (United Kingdom) 2.750% due 06/15/20 ~	2,500,000	2,474,857
3.500% due 06/15/22 ~	3,200,000	3,169,259
Bayer US Finance II LLC (Germany) 3.344% (USD LIBOR + 1.010%) due 12/15/23 § ~	2,000,000	2,004,840
3.500% due 06/25/21 ~	1,750,000	1,746,942
Cargill Inc 3.050% due 04/19/21 ~	1,500,000	1,489,769
CVS Health Corp 2.750% due 12/01/22	1,500,000	1,447,771
Danone SA (France) 2.077% due 11/02/21 ~	2,500,000	2,394,376
General Mills Inc 3.150% due 12/15/21	2,000,000	1,979,447
3.200% due 04/16/21	1,000,000	994,085
3.346% (USD LIBOR + 1.010%) due 10/17/23 §	4,061,000	4,094,520
Halfmoon Parent Inc 3.200% due 09/17/20 ~	8,000,000	7,973,431
3.224% (USD LIBOR + 0.890%) due 07/15/23 § ~	3,450,000	3,452,443
Imperial Brands Finance PLC (United Kingdom) 2.950% due 07/21/20 ~	4,200,000	4,160,479
3.750% due 07/21/22 ~	1,000,000	996,210
Keurig Dr Pepper Inc 3.551% due 05/25/21 ~	7,000,000	6,991,681
Medtronic Inc 3.150% due 03/15/22	6,200,000	6,160,218
Mondelez International Holdings Netherlands BV 1.625% due 10/28/19 ~	2,000,000	1,972,035
2.000% due 10/28/21 ~	1,500,000	1,433,878
Mondelez International Inc 3.000% due 05/07/20	5,250,000	5,237,705
Moody’s Corp 3.250% due 06/07/21	5,000,000	4,977,163
Nestle Holdings Inc 3.350% due 09/24/23 ~	5,000,000	4,991,613

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Philip Morris International Inc 1.875% due 02/25/21	$4,000,000	$3,875,689
2.000% due 02/21/20	4,000,000	3,946,430
2.625% due 02/18/22	2,000,000	1,947,071
Reynolds American Inc (United Kingdom) 3.250% due 06/12/20	4,347,000	4,339,748
Smithfield Foods Inc 3.350% due 02/01/22 ~	2,900,000	2,805,123
UnitedHealth Group Inc 3.350% due 07/15/22	2,300,000	2,297,665
3.500% due 06/15/23	4,400,000	4,410,879
Zimmer Biomet Holdings Inc 2.700% due 04/01/20	1,500,000	1,485,869
Zoetis Inc 2.762% (USD LIBOR + 0.440%) due 08/20/21 §	3,350,000	3,357,176

		117,339,467

Energy - 1.5%

BP Capital Markets PLC (United Kingdom) 4.500% due 10/01/20	1,300,000	1,332,916
Energy Transfer Partners LP 3.600% due 02/01/23	3,400,000	3,344,244
Enterprise Products Operating LLC 2.550% due 10/15/19	5,000,000	4,981,497
5.250% due 01/31/20	2,100,000	2,156,223
Equinor ASA (Norway) 2.450% due 01/17/23	1,000,000	963,678
Kinder Morgan Energy Partners LP 3.500% due 03/01/21	2,000,000	2,006,621
3.950% due 09/01/22	2,000,000	2,014,420
MPLX LP 3.375% due 03/15/23	1,500,000	1,468,994
Williams Partners LP 5.250% due 03/15/20	1,500,000	1,539,857

		19,808,450

Financial - 20.5%

AerCap Ireland Capital DAC (Ireland) 3.950% due 02/01/22	960,000	957,900
AIG Global Funding 2.833% (USD LIBOR + 0.460%) due 06/25/21 § ~	2,000,000	2,004,110
Air Lease Corp 2.125% due 01/15/20	2,000,000	1,969,070
2.625% due 07/01/22	1,500,000	1,436,759
3.500% due 01/15/22	2,650,000	2,632,287
American Express Co 2.200% due 10/30/20	2,000,000	1,958,701
2.961% (USD LIBOR + 0.650%) due 02/27/23 §	5,000,000	5,000,427
Australia & New Zealand Banking Group Ltd (Australia) 2.300% due 06/01/21	2,500,000	2,427,031
2.550% due 11/23/21	1,350,000	1,310,856
AvalonBay Communities Inc REIT 3.625% due 10/01/20	1,500,000	1,507,469
Bank of America Corp 2.250% due 04/21/20	6,400,000	6,316,056
2.503% due 10/21/22	7,200,000	6,897,019
3.342% (USD LIBOR + 1.000%) due 04/24/23 §	6,359,000	6,446,937
3.499% due 05/17/22	5,000,000	4,998,773
3.508% (USD LIBOR + 1.160%) due 01/20/23 §	16,321,000	16,604,788
Bank of Montreal (Canada) 1.900% due 08/27/21	1,500,000	1,441,634
3.100% due 07/13/20	9,000,000	9,009,138
BB&T Corp 2.625% due 06/29/20	3,700,000	3,667,885

	Principal Amount	Value
Boston Properties LP REIT 4.125% due 05/15/21	$1,500,000	$1,526,183
Capital One Financial Corp 3.450% due 04/30/21	5,000,000	4,997,363
Citizens Bank NA 3.336% (USD LIBOR + 0.950%) due 03/29/23 §	4,000,000	4,007,376
Commonwealth Bank of Australia (Australia) 2.300% due 09/06/19	4,000,000	3,977,216
Cooperatieve Rabobank UA (Netherlands) 2.250% due 01/14/20	6,000,000	5,941,534
3.234% (USD LIBOR + 0.860%) due 09/26/23 § ~	2,500,000	2,504,765
4.500% due 01/11/21	1,600,000	1,639,482
Duke Realty LP REIT 3.875% due 10/15/22	2,000,000	2,019,551
Fifth Third Bank 1.625% due 09/27/19	1,455,000	1,436,636
2.775% (USD LIBOR + 0.440%) due 07/26/21 §	1,600,000	1,603,664
HSBC Bank USA NA 4.875% due 08/24/20	4,000,000	4,103,535
HSBC Holdings PLC (United Kingdom) 3.400% due 03/08/21	6,290,000	6,276,699
ING Bank NV (Netherlands) 2.450% due 03/16/20 ~	1,600,000	1,580,537
2.750% due 03/22/21 ~	2,200,000	2,161,848
Intercontinental Exchange Inc 3.450% due 09/21/23	2,200,000	2,190,890
Jackson National Life Global Funding 2.500% due 06/27/22 ~	1,850,000	1,781,293
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	1,350,000	1,337,787
MassMutual Global Funding II 2.350% due 04/09/19 ~	2,100,000	2,096,203
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,024,752
Mitsubishi UFJ Financial Group Inc (Japan) 3.061% (USD LIBOR + 0.740%) due 03/02/23 §	5,300,000	5,319,136
3.125% (USD LIBOR + 0.790%) due 07/25/22 §	4,000,000	4,025,542
Mitsubishi UFJ Trust & Banking Corp (Japan) 2.650% due 10/19/20 ~	6,000,000	5,905,408
National Australia Bank Ltd (Australia) 2.918% (USD LIBOR + 0.580%) due 09/20/21 § ~	3,000,000	3,014,898
New York Life Global Funding 1.500% due 10/24/19 ~	4,000,000	3,944,751
2.847% (USD LIBOR + 0.520%) due 06/10/22 § ~	2,000,000	2,017,006
3.250% due 08/06/21 ~	1,500,000	1,499,139
PNC Bank NA 2.450% due 11/05/20	3,700,000	3,639,593
Protective Life Global Funding 2.906% (USD LIBOR + 0.520%) due 06/28/21 § ~	3,000,000	3,005,822
Royal Bank of Canada (Canada) 2.150% due 10/26/20	2,000,000	1,960,482
3.073% (USD LIBOR + 0.730%) due 02/01/22 §	1,300,000	1,315,481
SL Green Operating Partnership LP REIT 3.345% (USD LIBOR + 0.980%) due 08/16/21 §	3,000,000	3,004,002
Sumitomo Mitsui Banking Corp (Japan) 2.514% due 01/17/20	7,250,000	7,193,820
2.650% due 07/23/20	2,000,000	1,977,446
Sumitomo Mitsui Financial Group Inc (Japan) 2.784% due 07/12/22	2,500,000	2,420,819
2.846% due 01/11/22	1,510,000	1,473,571

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
3.076% (USD LIBOR + 0.740%) due 01/17/23 §	$3,130,000	$3,134,976
3.202% (USD LIBOR + 0.860%) due 07/19/23 §	5,000,000	5,024,012
SunTrust Bank 2.929% (USD LIBOR + 0.590%) due 08/02/22 §	6,000,000	6,015,815
Svenska Handelsbanken AB (Sweden) 1.500% due 09/06/19	2,000,000	1,974,673
2.450% due 03/30/21	2,300,000	2,248,603
The Allstate Corp 3.016% (USD LIBOR + 0.630%) due 03/29/23 §	2,000,000	2,007,241
The Bank of Nova Scotia (Canada) 2.500% due 01/08/21	1,500,000	1,474,204
The Charles Schwab Corp 3.250% due 05/21/21	2,500,000	2,501,076
The Toronto-Dominion Bank (Canada) 2.982% (USD LIBOR + 0.640%) due 07/19/23 §	10,000,000	10,043,702
UBS Group Funding Switzerland AG (Switzerland) 2.650% due 02/01/22 ~	2,500,000	2,417,368
United Overseas Bank Ltd (Singapore) 3.200% due 04/23/21 ~	2,000,000	1,987,413
US Bank NA 2.050% due 10/23/20	2,100,000	2,057,251
3.050% due 07/24/20	3,750,000	3,746,531
3.104% due 05/21/21	4,000,000	3,990,438
USAA Capital Corp 3.000% due 07/01/20 ~	3,000,000	2,988,055
Wells Fargo & Co 2.600% due 07/22/20	2,940,000	2,909,275
2.625% due 07/22/22	7,000,000	6,763,336
3.452% (USD LIBOR + 1.110%) due 01/24/23 §	9,800,000	9,926,946
Wells Fargo Bank NA 3.325% due 07/23/21	5,000,000	4,995,281
Westpac Banking Corp (Australia) 2.150% due 03/06/20	2,000,000	1,974,794
2.800% due 01/11/22	2,000,000	1,955,637
3.034% (USD LIBOR + 0.720%) due 05/15/23 §	5,000,000	5,018,064
3.096% (USD LIBOR + 0.710%) due 06/28/22 §	4,000,000	4,028,143
Zions Bancorp NA 3.500% due 08/27/21	1,750,000	1,740,946

		272,434,850

Industrial - 0.6%

Union Pacific Corp 3.200% due 06/08/21	2,350,000	2,349,909
United Technologies Corp 2.965% (USD LIBOR + 0.650%) due 08/16/21 §	1,600,000	1,604,457
3.350% due 08/16/21	4,000,000	3,996,960

		7,951,326

Technology - 1.2%

Apple Inc 2.400% due 01/13/23	4,200,000	4,055,499
2.400% due 05/03/23	3,000,000	2,885,361
Fidelity National Information Services Inc 3.625% due 10/15/20	1,300,000	1,307,645
Fiserv Inc 3.800% due 10/01/23	2,200,000	2,205,543
Hewlett Packard Enterprise Co 3.105% (USD LIBOR + 0.720%) due 10/05/21 §	2,100,000	2,102,321
Oracle Corp 2.500% due 10/15/22	2,000,000	1,941,206
salesforce.com Inc 3.250% due 04/11/23	1,500,000	1,489,704

		15,987,279

	Principal Amount	Value
Utilities - 2.6%

Commonwealth Edison Co 4.000% due 08/01/20	$2,100,000	$2,127,261
Consolidated Edison Co of New York Inc 2.773% (USD LIBOR + 0.400%) due 06/25/21 §	5,000,000	5,028,483
Dominion Energy Inc 1.600% due 08/15/19	4,924,000	4,868,376
2.579% due 07/01/20	3,100,000	3,060,961
Duke Energy Corp 1.800% due 09/01/21	1,705,000	1,630,537
Electricite de France SA (France) 4.600% due 01/27/20 ~	1,500,000	1,528,271
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	2,500,000	2,379,444
NextEra Energy Capital Holdings Inc 3.342% due 09/01/20	2,200,000	2,205,475
Sempra Energy 1.625% due 10/07/19	3,000,000	2,957,358
2.400% due 02/01/20	2,000,000	1,975,652
2.784% (USD LIBOR + 0.450%) due 03/15/21 §	2,000,000	1,998,738
Southern California Edison Co 2.900% due 03/01/21	3,000,000	2,972,569
WEC Energy Group Inc 3.375% due 06/15/21	2,100,000	2,101,914

		34,835,039

Total Corporate Bonds & Notes (Cost $574,950,468)		573,949,202

ASSET-BACKED SECURITIES - 17.1%

Ally Auto Receivables Trust 1.810% due 06/15/20	1,458,483	1,455,489
2.397% due 07/15/19	4,387,704	4,387,339
2.720% due 05/17/21	8,000,000	7,997,850
American Express Credit Account Master Trust 1.640% due 12/15/21	32,400,000	32,196,914
AmeriCredit Automobile Receivables Trust 1.830% due 05/18/21	2,850,519	2,840,004
1.980% due 12/20/21	1,500,000	1,488,774
2.300% due 02/18/22	3,750,000	3,712,428
2.429% due 08/19/19	2,103,199	2,102,635
2.710% due 07/19/21	2,000,000	1,998,180
2.860% due 11/18/21	9,000,000	8,995,099
Capital Auto Receivables Asset Trust 2.540% due 10/20/20 ~	3,040,309	3,038,445
Chase Issuance Trust 1.270% due 07/15/21	1,300,000	1,285,437
1.370% due 06/15/21	10,600,000	10,499,914
1.580% due 08/15/21	5,000,000	4,949,106
Citibank Credit Card Issuance Trust 1.740% due 01/19/21	17,465,000	17,427,097
1.800% due 09/20/21	9,115,000	9,026,682
2.150% due 07/15/21	7,317,000	7,281,788
CNH Equipment Trust 1.840% due 03/15/21	1,697,640	1,691,259
Ford Credit Auto Owner Trust 1.800% due 09/15/20	3,279,429	3,273,704
GM Financial Consumer Automobile Receivables Trust 2.740% due 07/16/21	5,500,000	5,498,464
Honda Auto Receivables Owner Trust 1.800% due 01/21/20	1,288,820	1,285,599
2.360% due 06/15/20	3,799,188	3,794,690
2.660% due 12/18/20	3,000,000	2,998,097
2.670% due 12/21/20	10,000,000	9,992,575
Hyundai Auto Receivables Trust 1.370% due 07/15/20	867,536	866,690

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
John Deere Owner Trust 1.950% due 03/15/19	$419,805	$419,707
2.420% due 10/15/20	2,500,000	2,496,309
2.830% due 04/15/21	2,750,000	2,748,680
Mercedes-Benz Auto Receivables Trust 2.710% due 04/15/21	6,000,000	5,996,807
Navient Student Loan Trust 2.456% (USD LIBOR + 0.240%) due 09/27/66 § ~	3,006,995	3,007,520
2.456% (USD LIBOR + 0.240%) due 03/25/67 § ~	3,925,920	3,928,106
2.486% (USD LIBOR + 0.270%) due 03/25/67 § ~	5,377,851	5,379,094
Nelnet Student Loan Trust 2.420% (USD LIBOR + 0.110%) due 08/23/27 §	1,804,930	1,803,857
2.435% (USD LIBOR + 0.100%) due 01/25/30 §	2,216,687	2,215,643
Nissan Auto Receivables Owner Trust 2.390% due 12/15/20	3,469,704	3,463,300
Santander Drive Auto Receivables Trust 1.890% due 06/15/21	2,831,296	2,823,647
2.080% due 02/16/21	945,267	944,248
2.100% due 06/15/21	3,000,000	2,991,926
2.350% due 04/15/19	127,547	127,548
2.450% due 06/17/19	4,520,537	4,520,596
2.580% due 10/15/20	3,000,000	2,998,709
2.730% due 04/15/21	3,000,000	2,999,403
2.780% due 03/15/21	5,500,000	5,500,825
SLM Student Loan Trust 2.425% (USD LIBOR + 0.090%) due 10/25/24 §	869,605	869,293
2.435% (USD LIBOR + 0.100%) due 01/27/25 §	263,360	263,358
2.435% (USD LIBOR + 0.100%) due 04/25/27 §	1,229,980	1,228,998
2.885% (USD LIBOR + 0.550%) due 04/27/26 § ~	1,382,200	1,385,804
2.885% (USD LIBOR + 0.550%) due 10/26/26 §	1,151,592	1,152,549
SMB Private Education Loan Trust 2.428% (USD LIBOR + 0.270%) due 06/17/24 § ~	3,551,104	3,551,243
2.478% (USD LIBOR + 0.320%) due 12/16/24 § ~	5,918,187	5,923,505
Toyota Auto Receivables Owner Trust 1.740% due 08/17/20	2,726,379	2,716,082
2.640% due 03/15/21	3,000,000	2,998,385
Verizon Owner Trust 1.420% due 01/20/21 ~	981,850	978,456
2.060% due 09/20/21 ~	2,000,000	1,982,272

Total Asset-Backed Securities (Cost $227,262,652)		227,500,129

U.S. TREASURY OBLIGATIONS - 35.8%

U.S. Treasury Notes - 35.8%

0.750% due 08/15/19	14,000,000	13,777,969
1.125% due 01/31/19	114,100,000	113,653,518
1.375% due 07/31/19 ‡	52,000,000	51,490,156
1.500% due 12/31/18	134,300,000	134,059,414
2.000% due 01/31/20	55,500,000	54,981,855
2.500% due 05/31/20	18,500,000	18,414,004
3.125% due 05/15/19	89,000,000	89,360,117

Total U.S. Treasury Obligations (Cost $476,457,660)		475,737,033

	Shares	Value
SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio	4,632,850	$4,632,850

Total Short-Term Investment (Cost $4,632,850)		4,632,850

TOTAL INVESTMENTS - 96.5% (Cost $1,283,303,630)		1,281,819,214

DERIVATIVES - 3.5% (See Note (c) in Notes to Schedule of Investments)		45,801,897

OTHER ASSETS & LIABILITIES, NET - 0.0%		187,983

NET ASSETS - 100.0%		$1,327,809,094

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	43.2%
U.S. Treasury Obligations	35.8%
Asset-Backed Securities	17.1%
Others (each less than 3.0%)	0.4%

96.5%
Derivatives	3.5%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	As of September 30, 2018, an investment with a value of $899,097 was fully or partially segregated with the broker(s)/custodian as collateral for swap agreements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(c)	Swap agreements outstanding as of September 30, 2018 were as follows:

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI World Index	3-Month USD-LIBOR - 0.350%	Z	CIT	10/12/18	$218,373,887	$3,750,690	$—	$3,750,690
Russell Mid-Cap Growth Index	3-Month USD-LIBOR - 0.010%	Z	GSC	10/12/18	57,471,010	1,649,833	—	1,649,833
Russell Mid-Cap Value Index	3-Month USD-LIBOR - 0.050%	Z	GSC	10/12/18	48,179,597	429,093	—	429,093
MSCI EAFE Index	3-Month USD-LIBOR - 0.260%	Z	JPM	10/12/18	43,783,909	957,124	—	957,124
MSCI World Index	3-Month USD-LIBOR - 0.420%	Z	MSC	10/12/18	50,179,687	872,499	—	872,499
Russell 1000 Index	3-Month USD-LIBOR - 0.020%	Z	MSC	10/12/18	2,006,441	83,166	—	83,166
Russell 2000 Index	3-Month USD-LIBOR - 0.150%	Z	MSC	10/12/18	2,013,003	12,261	—	12,261
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.440%	Z	BRC	03/14/19	22,703,203	3,146,364	—	3,146,364
MSCI World Index	3-Month USD-LIBOR - 0.065%	Z	JPM	03/14/19	325,676,417	16,710,001	—	16,710,001
Russell 1000 Index	3-Month USD-LIBOR + 0.530%	Z	JPM	03/14/19	5,147,975	151,286	—	151,286
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.380%	Z	JPM	03/14/19	32,443,245	1,658,190	—	1,658,190
Russell 2000 Index	3-Month USD-LIBOR	Z	MSC	03/14/19	6,572,860	858,766	—	858,766
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.340%	Z	MSC	03/14/19	19,843,447	2,314,396	—	2,314,396
MSCI World Index	3-Month USD-LIBOR - 0.140%	Z	BRC	05/16/19	2,003,682	48,225	—	48,225
S&P 500 Index	3-Month USD-LIBOR + 0.500%	Z	BRC	05/16/19	25,385,812	1,254,981	—	1,254,981
S&P Mid-Cap 400 Index	3-Month USD-LIBOR + 0.340%	Z	JPM	05/16/19	89,715,469	3,187,369	—	3,187,369
MSCI EAFE Index	3-Month USD-LIBOR - 0.110%	Z	MSC	05/16/19	63,074,578	(1,966,693)	—	(1,966,693)
MSCI Japan Index	3-Month USD-LIBOR + 0.150%	Z	MSC	05/16/19	3,752,840	(64,799)	—	(64,799)
MSCI World Index	3-Month USD-LIBOR - 0.120%	Z	MSC	05/16/19	488,766,512	9,339,150	—	9,339,150
MSCI World Index	3-Month USD-LIBOR - 0.290%	Z	CIT	08/15/19	1,010,318	20,912	—	20,912
MSCI World Index	3-Month USD-LIBOR - 0.300%	Z	CIT	08/15/19	268,553,574	4,571,897	—	4,571,897
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.150%	Z	CIT	08/15/19	48,179,597	399,918	—	399,918
Russell 1000 Index	3-Month USD-LIBOR + 0.170%	Z	MSC	08/15/19	2,006,441	82,012	—	82,012
Russell 2000 Index	3-Month USD-LIBOR - 0.100%	Z	MSC	08/15/19	2,013,003	11,957	—	11,957
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.100%	Z	MSC	08/15/19	57,471,010	1,630,691	—	1,630,691

						$51,109,289	$—	$51,109,289

Total Return Swaps – Short

Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI Pacific Index	3-Month USD-LIBOR - 0.010%	Z	BRC	10/12/18	$6,993,777	$120,706	$—	$120,706
DJ Industrial Average Index	3-Month USD-LIBOR + 0.010%	Z	CIT	10/12/18	8,996,094	(398,664)	—	(398,664)
MSCI EAFE Index	3-Month USD-LIBOR - 0.100%	Z	CIT	10/12/18	29,132,719	662,029	—	662,029
S&P 500 Index	3-Month USD-LIBOR	Z	CIT	10/12/18	34,097,730	(1,515,387)	—	(1,515,387)
S&P Mid-Cap 400 Index	3-Month USD-LIBOR - 0.100%	Z	CIT	10/12/18	7,011,906	(41,533)	—	(41,533)
Russell Mid-Cap Index	3-Month USD-LIBOR - 0.180%	Z	JPM	10/12/18	1,002,540	(16,952)	—	(16,952)
MSCI Canada Index	3-Month USD-LIBOR - 0.350%	Z	MSC	10/12/18	1,003,341	8,220	—	8,220
MSCI Europe Index	3-Month USD-LIBOR - 0.190%	Z	MSC	10/12/18	13,098,545	341,977	—	341,977
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.075%	Z	MSC	10/12/18	6,034,578	(337,003)	—	(337,003)
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.050%	Z	MSC	10/12/18	44,740,853	(1,763,528)	—	(1,763,528)
Russell 1000 Value Index	3-Month USD-LIBOR + 0.075%	Z	MSC	10/12/18	9,999,752	(264,902)	—	(264,902)
MSCI EAFE Index	3-Month USD-LIBOR + 0.080%	Z	BRC	03/14/19	61,683,884	706,130	—	706,130
S&P 500 Index	3-Month USD-LIBOR + 0.520%	Z	GSC	03/14/19	24,398,398	(2,214,193)	—	(2,214,193)
MSCI Canada Index	3-Month USD-LIBOR - 0.440%	Z	BRC	05/16/19	21,323,971	(657,001)	—	(657,001)
MSCI Europe Index	3-Month USD-LIBOR - 0.270%	Z	BRC	05/16/19	89,467,806	2,947,041	—	2,947,041
MSCI Pacific Index	3-Month USD-LIBOR + 0.150%	Z	BRC	05/16/19	59,034,942	1,738,156	—	1,738,156
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.380%	Z	GSC	05/16/19	8,118,948	(433,186)	—	(433,186)
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.340%	Z	GSC	05/16/19	15,714,227	(245,919)	—	(245,919)
Russell 1000 Value Index	3-Month USD-LIBOR + 0.430%	Z	JPM	05/16/19	29,434,197	(485,199)	—	(485,199)
Russell 2000 Index	3-Month USD-LIBOR - 0.080%	Z	JPM	05/16/19	1,527,132	(93,641)	—	(93,641)
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.440%	Z	MSC	05/16/19	23,922,997	(1,944,659)	—	(1,944,659)
MSCI Canada Index	3-Month USD-LIBOR - 0.750%	Z	BRC	08/15/19	1,003,341	7,005	—	7,005
MSCI Pacific Index	3-Month USD-LIBOR + 0.080%	Z	BRC	08/15/19	6,993,777	122,612	—	122,612
MSCI EAFE Index	3-Month USD-LIBOR - 0.120%	Z	CIT	08/15/19	29,132,719	660,265	—	660,265
MSCI Europe Index	3-Month USD-LIBOR - 0.180%	Z	CIT	08/15/19	13,098,545	342,373	—	342,373
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.130%	Z	CIT	08/15/19	6,034,578	(335,998)	—	(335,998)
Russell 1000 Value Index	3-Month USD-LIBOR + 0.130%	Z	CIT	08/15/19	9,999,752	(263,236)	—	(263,236)
Russell Mid-Cap Index	3-Month USD-LIBOR	Z	GSC	08/15/19	1,002,540	(16,406)	—	(16,406)
S&P Mid-Cap 400 Index	3-Month USD-LIBOR	Z	GSC	08/15/19	7,011,906	(39,410)	—	(39,410)
DJ Industrial Average Index	3-Month USD-LIBOR + 0.140%	Z	MSC	08/15/19	8,996,094	(395,123)	—	(395,123)
S&P 500 Index	3-Month USD-LIBOR + 0.130%	Z	MSC	08/15/19	34,097,730	(1,501,966)	—	(1,501,966)

						($5,307,392)	$—	($5,307,392)

Total Swap Agreements						$45,801,897	$—	$45,801,897

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Deprecation)
OTC Swap Agreements
Assets	$—	$60,797,295
Liabilities	—	(14,995,398)

	$—	$45,801,897

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$573,949,202	$—	$573,949,202	$—
	Asset-Backed Securities	227,500,129	—	227,500,129	—
	U.S. Treasury Obligations	475,737,033	—	475,737,033	—
	Short-Term Investments	4,632,850	4,632,850	—	—
	Derivatives:
	Equity Contracts
	Swaps	60,797,295	—	60,797,295	—

	Total Assets	1,342,616,509	4,632,850	1,337,983,659	—

Liabilities	Derivatives:
	Equity Contracts
	Swaps	(14,995,398)	—	(14,995,398)	—

	Total Liabilities	(14,995,398)	—	(14,995,398)	—

	Total	$1,327,621,111	$4,632,850	$1,322,988,261	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%

Basic Materials - 1.5%

Orion Engineered Carbons SA (Luxembourg)	27,300	$876,330
Stepan Co	3,210	279,302

		1,155,632

Communications - 5.2%

A10 Networks Inc *	92,886	564,747
Extreme Networks Inc *	77,490	424,645
Finisar Corp *	47,960	913,638
Houghton Mifflin Harcourt Co *	55,977	391,839
Infinera Corp *	48,640	355,072
Mitel Networks Corp *	49,561	546,162
Scholastic Corp	16,112	752,269

		3,948,372

Consumer, Cyclical - 13.1%

Anixter International Inc *	12,470	876,641
Bloomin’ Brands Inc	43,642	863,675
BMC Stock Holdings Inc *	24,997	466,194
Citi Trends Inc	27,110	779,955
Cooper-Standard Holdings Inc *	7,301	875,974
Hawaiian Holdings Inc	23,930	959,593
Knoll Inc	28,654	671,936
Red Robin Gourmet Burgers Inc *	11,660	468,149
REV Group Inc	14,908	234,056
Signet Jewelers Ltd	13,480	888,736
Skechers U.S.A. Inc ‘A’ *	17,110	477,882
SkyWest Inc	17,846	1,051,130
Taylor Morrison Home Corp ‘A’ *	42,030	758,221
Tower International Inc	20,649	624,632

		9,996,774

Consumer, Non-Cyclical - 10.5%

Booz Allen Hamilton Holding Corp	14,776	733,333
Cott Corp	60,634	979,239
ICON PLC *	7,195	1,106,231
LifePoint Health Inc *	12,610	812,084
Molina Healthcare Inc *	6,345	943,502
Nomad Foods Ltd (United Kingdom) *	44,130	894,074
Nutrisystem Inc	17,840	660,972
Sotheby’s *	15,690	771,791
Viad Corp	7,390	437,857
WellCare Health Plans Inc *	2,030	650,595

		7,989,678

Energy - 9.7%

Dril-Quip Inc *	10,990	574,228
Helix Energy Solutions Group Inc *	37,480	370,302
MRC Global Inc *	42,180	791,719
Oasis Petroleum Inc *	75,700	1,073,426
Oil States International Inc *	20,260	672,632
Patterson-UTI Energy Inc	39,410	674,305
QEP Resources Inc *	84,630	958,012
RPC Inc	43,600	674,928
SM Energy Co	29,264	922,694
SRC Energy Inc *	73,560	653,948

		7,366,194

Financial - 28.4%

1st Source Corp	10,179	535,619
Armada Hoffler Properties Inc REIT	33,950	512,985
Associated Banc-Corp	35,050	911,300
BankUnited Inc	21,083	746,338
City Office REIT Inc	45,800	577,996
Customers Bancorp Inc *	22,226	522,978
Empire State Realty Trust Inc ‘A’ REIT	39,417	654,716
Essent Group Ltd *	22,020	974,385

	Shares	Value
First American Financial Corp	9,960	$513,836
First Commonwealth Financial Corp	27,732	447,595
Fulton Financial Corp	25,360	422,244
Gramercy Property Trust REIT	24,335	667,752
Heritage Financial Corp	27,422	963,883
Hope Bancorp Inc	12,973	209,774
IBERIABANK Corp	8,966	729,384
Independence Realty Trust Inc REIT	80,820	851,035
Independent Bank Group Inc	16,550	1,097,265
National Storage Affiliates Trust REIT	32,380	823,747
Sandy Spring Bancorp Inc	22,167	871,385
Selective Insurance Group Inc	12,305	781,368
STAG Industrial Inc REIT	37,618	1,034,495
State Auto Financial Corp	13,200	403,128
Sterling Bancorp	49,230	1,083,060
Synovus Financial Corp	18,220	834,294
Texas Capital Bancshares Inc *	12,160	1,005,024
Umpqua Holdings Corp	47,590	989,872
Webster Financial Corp	13,750	810,700
WSFS Financial Corp	14,875	701,356
Zions Bancorp	18,414	923,462

		21,600,976

Industrial - 13.7%

AECOM * l	—	23
Air Transport Services Group Inc *	25,050	537,824
Atlas Air Worldwide Holdings Inc *	7,050	449,438
Columbus McKinnon Corp	11,857	468,826
Covenant Transportation Group Inc ‘A’ *	17,703	514,449
EnerSys	11,350	988,925
Granite Construction Inc	13,270	606,439
Graphic Packaging Holding Co	66,940	937,829
MYR Group Inc *	6,910	225,542
Oshkosh Corp	11,950	851,318
Primoris Services Corp	28,862	716,355
Regal Beloit Corp	9,740	803,063
Sanmina Corp *	21,860	603,336
SPX FLOW Inc *	11,630	604,760
Terex Corp	13,879	553,911
Trinseo SA	12,139	950,484
Tutor Perini Corp *	32,290	607,052

		10,419,574

Technology - 11.1%

CSG Systems International Inc	16,750	672,345
Kulicke & Soffa Industries Inc (Singapore)	37,070	883,749
Luxoft Holding Inc *	18,330	867,925
MagnaChip Semiconductor Corp (South Korea) *	65,388	647,341
MaxLinear Inc *	25,630	509,524
Mellanox Technologies Ltd (Israel) *	5,180	380,471
NCR Corp *	37,170	1,056,000
NetScout Systems Inc *	30,512	770,428
Unisys Corp *	38,460	784,584
Verint Systems Inc *	23,420	1,173,342
WNS Holdings Ltd ADR (India) *	14,530	737,398

		8,483,107

Utilities - 3.5%

Black Hills Corp	12,706	738,092
PNM Resources Inc	19,630	774,403
Portland General Electric Co	13,780	628,506
Southwest Gas Holdings Inc	7,180	567,435

		2,708,436

Total Common Stocks (Cost $56,939,439)		73,668,743

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 3.5%

Money Market Fund - 3.5%

BlackRock Liquidity Funds T-Fund Portfolio	2,648,132	$2,648,132

Total Short-Term Investment (Cost $2,648,132)		2,648,132

TOTAL INVESTMENTS - 100.2% (Cost $59,587,571)		76,316,875

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(161,501)

NET ASSETS - 100.0%		$76,155,374

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	28.4%
Industrial	13.7%
Consumer, Cyclical	13.1%
Technology	11.1%
Consumer, Non-Cyclical	10.5%
Energy	9.7%
Communications	5.2%
Utilities	3.5%
Short-Term Investment	3.5%
Others (each less than 3.0%)	1.5%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$73,668,743	$73,668,743	$—	$—
	Short-Term Investment	2,648,132	2,648,132	—	—

	Total	$76,316,875	$76,316,875	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.6%

Brazil - 1.5%

Itau Unibanco Holding SA ADR	52,480	$576,230
Lojas Americanas SA	313,418	1,226,960

		1,803,190

India - 0.1%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22	567,139	61,259

Total Preferred Stocks (Cost $1,769,308)		1,864,449

COMMON STOCKS - 94.2%

Argentina - 0.5%

MercadoLibre Inc	1,670	568,585

Brazil - 3.5%

Atacadao Distribuicao Comercio e Industria Ltda	311,100	1,140,853
B3 SA - Brasil Bolsa Balcao	311,550	1,805,170
Vale SA ADR	82,690	1,227,120

		4,173,143

Chile - 0.2%

Banco de Chile	1,300,052	197,962

China - 22.5%

3SBio Inc ~	68,000	113,948
AAC Technologies Holdings Inc	35,500	366,584
Alibaba Group Holding Ltd ADR *	41,813	6,889,110
BEST Inc ADR *	23,561	139,481
China International Capital Corp Ltd ‘H’ ~	272,800	502,463
Dong-E-E-Jiao Co Ltd ‘A’	86,200	594,924
Huazhu Group Ltd ADR	74,155	2,395,206
Jiangsu Hengrui Medicine Co Ltd ‘A’	162,656	1,501,045
Meituan Dianping ‘B’ * ◇	156,500	1,305,691
New Oriental Education & Technology Group Inc ADR *	14,950	1,106,449
Pinduoduo Inc ADR *	37,020	973,256
Ping An Healthcare and Technology Co Ltd * ~	9,326	62,004
Sinopharm Group Co Ltd ‘H’	603,800	2,954,076
Sunny Optical Technology Group Co Ltd	33,600	387,914
Tencent Holdings Ltd	133,722	5,459,980
Wuxi Biologics Cayman Inc * ~	39,000	394,665
Yum China Holdings Inc	15,760	553,334
ZTO Express Cayman Inc ADR	70,610	1,170,008

		26,870,138

Colombia - 0.7%

Grupo Aval Acciones y Valores SA ADR	86,439	670,767
Grupo de Inversiones Suramericana SA	12,771	149,831

		820,598

Egypt - 0.5%

Commercial International Bank Egypt SAE	120,363	557,542

France - 6.4%

Kering SA	8,037	4,310,681
LVMH Moet Hennessy Louis Vuitton SE	9,216	3,256,665

		7,567,346

Hong Kong - 5.4%

AIA Group Ltd	369,400	3,293,910
Hong Kong Exchanges & Clearing Ltd	47,227	1,349,500

	Shares	Value
Hutchison China MediTech Ltd ADR *	8,030	$258,486
Jardine Strategic Holdings Ltd	42,811	1,553,788

		6,455,684

India - 9.4%

Apollo Hospitals Enterprise Ltd	22,334	321,128
Biocon Ltd	82,509	787,029
Cholamandalam Investment and Finance Co Ltd	22,088	355,830
Dalmia Bharat Ltd *	4,616	147,881
Housing Development Finance Corp Ltd	133,865	3,240,330
Kotak Mahindra Bank Ltd	182,067	2,868,811
Tata Consultancy Services Ltd	46,673	1,406,027
UltraTech Cement Ltd	14,187	794,907
Zee Entertainment Enterprises Ltd	208,312	1,261,407

		11,183,350

Indonesia - 0.9%

P.T. Bank Central Asia Tbk	358,400	580,519
P.T. Indocement Tunggal Prakarsa Tbk	399,700	496,058

		1,076,577

Italy - 1.4%

PRADA SpA	347,200	1,658,913

Malaysia - 0.5%

Genting Bhd	295,200	557,020

Mexico - 5.2%

Fomento Economico Mexicano SAB de CV	201,327	1,991,754
Fomento Economico Mexicano SAB de CV ADR	9,860	975,844
Grupo Aeroportuario del Sureste SAB de CV ‘B’	38,542	787,563
Grupo Financiero Inbursa SAB de CV ‘O’	680,683	1,070,092
Grupo Mexico SAB de CV ‘B’	473,796	1,363,613

		6,188,866

Peru - 1.3%

Credicorp Ltd	6,700	1,494,636

Philippines - 3.5%

Ayala Corp	24,000	412,121
Ayala Land Inc	995,000	737,545
BDO Unibank Inc	51,080	113,258
Jollibee Foods Corp	136,920	651,005
SM Investments Corp	85,032	1,422,185
SM Prime Holdings Inc	1,326,670	887,761

		4,223,875

Russia - 8.1%

LUKOIL PJSC ADR	14,130	1,081,982
Magnit PJSC	4,134	241,425
Novatek PJSC GDR ~	29,770	5,460,154
Polyus PJSC GDR ~	7,800	244,920
Sberbank of Russia PJSC	311,202	961,955
Yandex NV ‘A’ *	49,230	1,619,175

		9,609,611

South Africa - 2.9%

FirstRand Ltd	436,244	2,092,592
Mediclinic International PLC	82,040	458,205
Shoprite Holdings Ltd	66,787	904,354
Steinhoff International Holdings NV *	369,477	60,093

		3,515,244

South Korea - 8.5%

Amorepacific Corp	3,342	786,067
AMOREPACIFIC Group	1,864	156,744
Kakao Corp	4,070	436,457

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
LG Household & Health Care Ltd	1,805	$2,075,963
NAVER Corp	3,974	2,565,057
Netmarble Corp ~	2,804	290,623
Samsung Biologics Co Ltd * ~	3,598	1,731,439
Samsung Electronics Co Ltd	49,193	2,058,770

		10,101,120

Switzerland - 4.0%

Glencore PLC	1,109,866	4,784,303

Taiwan - 5.8%

Taiwan Semiconductor Manufacturing Co Ltd	814,995	6,954,789

Thailand - 0.5%

The Siam Commercial Bank PCL	138,200	636,695

Turkey - 0.6%

Anadolu Efes Biracilik Ve Malt Sanayii AS	122,301	426,852
BIM Birlesik Magazalar AS	21,120	284,302

		711,154

United Arab Emirates - 1.6%

DP World Ltd	71,924	1,373,748
Emaar Properties PJSC	414,447	558,684

		1,932,432

United States - 0.3%

Snap Inc ‘A’ *	47,974	406,819

Total Common Stocks (Cost $70,423,686)		112,246,402

SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds T-Fund Portfolio	2,525,315	2,525,315

Total Short-Term Investment (Cost $2,525,315)		2,525,315

TOTAL INVESTMENTS - 97.9% (Cost $74,718,309)		116,636,166

OTHER ASSETS & LIABILITIES, NET - 2.1%		2,524,504

NET ASSETS - 100.0%		$119,160,670

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	21.1%
Communications	18.1%
Consumer, Non-Cyclical	16.3%
Consumer, Cyclical	14.5%
Technology	9.0%
Basic Materials	6.4%
Energy	5.5%
Industrial	3.6%
Others (each less than 3.0%)	3.4%

97.9%
Other Assets & Liabilities, Net	2.1%

100.0%

(b)	As of September 30, 2018, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	22.5%
India	9.5%
South Korea	8.5%
Russia	8.1%
France	6.4%
Taiwan	5.8%
Hong Kong	5.4%
Mexico	5.2%
Brazil	5.0%
Switzerland	4.0%
Philippines	3.5%
Others (each less than 3.0%)	14.0%

97.9%
Other Assets & Liabilities, Net	2.1%

100.0%

(c)	Restricted securities as of September 30, 2018 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Meituan Dianping ‘B’ (Acq 09/20/18)	$1,389,803	$1,305,691	1.1%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$1,864,449	$1,864,449	$—	$—
	Common Stocks
	Argentina	568,585	568,585	—	—
	Brazil	4,173,143	4,173,143	—	—
	Chile	197,962	—	197,962	—
	China	26,870,138	17,486,611	9,383,527	—
	Colombia	820,598	820,598	—	—
	Egypt	557,542	—	557,542	—
	France	7,567,346	—	7,567,346	—
	Hong Kong	6,455,684	258,486	6,197,198	—
	India	11,183,350	—	11,183,350	—
	Indonesia	1,076,577	—	1,076,577	—
	Italy	1,658,913	—	1,658,913	—
	Malaysia	557,020	—	557,020	—
	Mexico	6,188,866	6,188,866	—	—
	Peru	1,494,636	1,494,636	—	—
	Philippines	4,223,875	—	4,223,875	—
	Russia	9,609,611	1,619,175	7,990,436	—
	South Africa	3,515,244	60,093	3,455,151	—
	South Korea	10,101,120	—	10,101,120	—
	Switzerland	4,784,303	—	4,784,303	—
	Taiwan	6,954,789	—	6,954,789	—
	Thailand	636,695	—	636,695
	Turkey	711,154	—	711,154	—
	United Arab Emirates	1,932,432	1,373,748	558,684	—
	United States	406,819	406,819	—	—

	Total Common Stocks	112,246,402	34,450,760	77,795,642	—

	Short-Term Investment	2,525,315	2,525,315	—	—

	Total	$116,636,166	$38,840,524	$77,795,642	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS
PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Australia - 1.7%

Amcor Ltd	23,376	$231,030
Orica Ltd	12,884	158,484
Rio Tinto PLC	11,575	583,864

		973,378

Belgium - 1.3%

KBC Group NV	9,674	719,343

Brazil - 0.6%

Ambev SA ADR	70,929	324,146

Canada - 3.7%

Canadian National Railway Co	12,994	1,166,861
Suncor Energy Inc	23,389	905,030

		2,071,891

China - 2.5%

Alibaba Group Holding Ltd ADR *	1,042	171,680
Baidu Inc ADR *	2,001	457,589
Yum China Holdings Inc	21,535	756,094

		1,385,363

Denmark - 2.3%

Carlsberg AS ‘B’	3,192	382,801
Novo Nordisk AS ‘B’	19,151	901,343

		1,284,144

France - 15.0%

Air Liquide SA	10,399	1,365,619
Danone SA	9,284	721,491
Dassault Systemes SE	2,155	322,468
Engie SA	39,128	576,052
Essilor International Cie Generale d’Optique SA	3,118	461,525
Hermes International	296	196,107
L’Oreal SA	2,534	610,914
Legrand SA	7,102	517,851
LVMH Moet Hennessy Louis Vuitton SE	3,574	1,262,947
Pernod Ricard SA	7,083	1,161,666
Schneider Electric SE	15,888	1,275,757

		8,472,397

Germany - 9.8%

Bayer AG	15,385	1,364,659
Beiersdorf AG	8,632	973,027
Linde AG	2,429	573,625
Merck KGaA	5,147	531,791
MTU Aero Engines AG	1,627	366,528
ProSiebenSat.1 Media SE	12,441	322,322
SAP SE	11,149	1,370,920

		5,502,872

Hong Kong - 2.6%

AIA Group Ltd	162,662	1,450,444

India - 3.0%

Housing Development Finance Corp Ltd	21,011	508,591
Tata Consultancy Services Ltd	38,857	1,170,569

		1,679,160

Israel - 1.3%

Check Point Software Technologies Ltd *	6,438	757,559

	Shares	Value
Italy - 2.4%

Eni SPA	34,437	$649,122
Intesa Sanpaolo SPA	226,090	576,062
Luxottica Group SPA	1,552	105,183

		1,330,367

Japan - 14.1%

Daikin Industries Ltd	6,200	825,243
Denso Corp	12,400	655,067
FANUC Corp	2,400	451,519
Hoya Corp	22,700	1,348,176
Japan Tobacco Inc	26,300	686,780
Kao Corp	3,300	266,567
Kubota Corp	41,300	701,653
Kyocera Corp	12,500	750,270
Olympus Corp	20,800	811,635
Shin-Etsu Chemical Co Ltd	3,600	318,270
Terumo Corp	19,600	1,160,008

		7,975,188

Netherlands - 4.6%

Akzo Nobel NV	10,634	994,739
ING Groep NV	74,077	961,452
Randstad NV	12,056	643,484

		2,599,675

Singapore - 1.5%

DBS Group Holdings Ltd	44,200	843,210

Spain - 2.2%

Amadeus IT Group SA	13,257	1,228,776

Sweden - 0.7%

Essity AB ‘B’	16,441	412,690

Switzerland - 12.4%

Julius Baer Group Ltd	9,828	491,165
Kuehne + Nagel International AG	1,423	225,795
Nestle SA	24,219	2,015,908
Novartis AG	11,572	996,100
Roche Holding AG	6,009	1,453,069
UBS Group AG	72,077	1,137,997
Zurich Insurance Group AG	2,064	650,790

		6,970,824

Taiwan - 1.4%

Taiwan Semiconductor Manufacturing Co Ltd ADR	18,525	818,064

United Kingdom - 14.2%

Barclays PLC	184,472	409,166
Compass Group PLC	54,680	1,215,725
Diageo PLC	25,727	911,463
Experian PLC	37,573	964,131
Just Eat PLC *	11,102	96,894
Prudential PLC	17,362	398,079
Reckitt Benckiser Group PLC	10,610	969,229
RELX NV	28,990	609,056
RELX PLC	11,091	233,319
Rolls-Royce Holdings PLC *	44,587	573,633
Smiths Group PLC	20,005	389,504
Tesco PLC	91,714	286,747
WPP PLC	64,116	938,956

		7,995,902

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
United States - 0.7%

QIAGEN NV *	10,998	$416,522

Total Common Stocks (Cost $29,430,556)		55,211,915

SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio	237,772	237,772

Total Short-Term Investment (Cost $237,772)		237,772

TOTAL INVESTMENTS - 98.4% (Cost $29,668,328)		55,449,687

OTHER ASSETS & LIABILITIES, NET - 1.6%		896,155

NET ASSETS - 100.0%		$56,345,842

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	36.0%
Industrial	15.9%
Financial	14.5%
Technology	10.1%
Consumer, Cyclical	7.4%
Basic Materials	6.8%
Communications	3.5%
Others (each less than 3.0%)	4.2%

98.4%
Other Assets & Liabilities, Net	1.6%

100.0%

(b)	As of September 30, 2018, the Fund’s composition by country of risk as a percentage of net assets was as follows:

France	15.0%
United Kingdom	14.2%
Japan	14.1%
Switzerland	12.4%
Germany	9.8%
Netherlands	4.6%
Canada	3.7%
India	3.0%
Others (each less than 3.0%)	21.6%

98.4%
Other Assets & Liabilities, Net	1.6%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$973,378	$—	$973,378	$—
	Belgium	719,343	—	719,343	—
	Brazil	324,146	324,146	—	—
	Canada	2,071,891	2,071,891	—	—
	China	1,385,363	1,385,363	—	—
	Denmark	1,284,144	—	1,284,144	—
	France	8,472,397	—	8,472,397	—
	Germany	5,502,872	—	5,502,872	—
	Hong Kong	1,450,444	—	1,450,444	—
	India	1,679,160	—	1,679,160	—
	Israel	757,559	757,559	—	—
	Italy	1,330,367	—	1,330,367	—
	Japan	7,975,188	—	7,975,188	—
	Netherlands	2,599,675	—	2,599,675	—
	Singapore	843,210	—	843,210	—
	Spain	1,228,776	—	1,228,776	—
	Sweden	412,690	—	412,690	—
	Switzerland	6,970,824	—	6,970,824	—
	Taiwan	818,064	818,064	—	—
	United Kingdom	7,995,902	609,056	7,386,846	—
	United States	416,522	—	416,522	—

	Total Common Stocks	55,211,915	5,966,079	49,245,836	—

	Short-Term Investment	237,772	237,772	—	—

	Total	$55,449,687	$6,203,851	$49,245,836	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Australia - 4.6%

Accent Group Ltd	168,236	$198,256
Altium Ltd	12,803	252,832
Asaleo Care Ltd	89,001	46,631
Australian Pharmaceutical Industries Ltd	52,648	65,617
Aveo Group »	117,013	170,952
Beach Energy Ltd	139,899	216,586
Charter Hall Long Wale REIT	78,445	238,348
Charter Hall Retail REIT	70,183	215,209
CSR Ltd	105,516	287,453
Metcash Ltd	174,340	377,732
Nine Entertainment Co Holdings Ltd	128,865	210,041
Orora Ltd	81,243	194,843
Sandfire Resources NL	49,279	264,358
Seven Group Holdings Ltd	16,893	275,969
Shopping Centres Australasia Property Group REIT	104,039	180,868
Super Retail Group Ltd	15,872	101,717
Whitehaven Coal Ltd	77,662	304,911

		3,602,323

Austria - 0.6%

AT&S Austria Technologie & Systemtechnik AG	8,682	200,415
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,585	273,585

		474,000

Belgium - 0.7%

Barco NV	2,535	339,482
Fagron	11,024	213,233

		552,715

Canada - 7.8%

AGF Management Ltd ‘B’	45,600	215,705
Alaris Royalty Corp	15,500	243,483
Baytex Energy Corp *	66,776	193,868
Canfor Pulp Products Inc	19,800	374,953
Choice Properties REIT	21,700	202,779
Cogeco Communications Inc	4,000	200,364
Dundee Precious Metals Inc *	89,300	210,175
Element Fleet Management Corp	58,500	301,185
Empire Co Ltd ‘A’	12,900	235,099
Enerplus Corp	42,100	519,874
Genworth MI Canada Inc	11,642	383,875
Hudbay Minerals Inc	31,200	157,975
Medical Facilities Corp	17,300	192,200
NuVista Energy Ltd *	37,900	220,067
Parex Resources Inc *	19,400	329,679
Points International Ltd *	13,800	193,752
Precision Drilling Corp *	63,600	219,607
Premier Gold Mines Ltd *	82,300	111,505
Rocky Mountain Dealership Inc	7,376	58,533
Seven Generations Energy Ltd ‘A’ *	19,600	233,686
Sherritt International Corp *	296,900	181,590
SmartCentres REIT	9,400	222,037
Superior Plus Corp	24,200	237,569
The Stars Group Inc *	7,000	173,855
Transat AT Inc *	29,500	180,885
Trican Well Service Ltd *	55,600	99,436
Wajax Corp	13,300	268,955

		6,162,691

China - 0.5%

Gemdale Properties & Investment Corp Ltd	2,326,886	210,688
Yangzijiang Shipbuilding Holdings Ltd	250,100	226,737

		437,425

	Shares	Value
Denmark - 3.3%

Alm Brand AS	20,343	$173,780
Dfds AS	7,999	395,617
FLSmidth & Co AS	3,017	187,605
Rockwool International AS ‘B’	1,357	580,639
Royal Unibrew AS	7,295	600,490
Spar Nord Bank AS	19,282	178,809
Topdanmark AS	9,953	454,892

		2,571,832

Egypt - 0.2%

Centamin PLC	129,808	179,262

Finland - 0.7%

Ramirent OYJ	25,875	208,857
Valmet OYJ	16,096	358,527

		567,384

France - 5.5%

Alstom SA	8,791	393,209
Alten SA	3,202	329,398
Arkema SA	2,139	265,084
Beneteau SA	10,613	170,624
Coface SA *	28,165	267,165
Eiffage SA	5,037	562,682
Eramet	3,485	368,148
Eutelsat Communications SA	9,574	226,190
Ipsen SA	2,655	446,977
IPSOS	6,285	192,439
Kaufman & Broad SA	5,316	249,470
Nexity SA	4,863	268,775
SCOR SE	5,160	239,225
Trigano SA	3,387	370,420

		4,349,806

Germany - 6.5%

AIXTRON SE *	10,464	105,744
Aurubis AG	2,833	197,713
Bauer AG	7,058	133,635
Brenntag AG	8,787	541,907
Covestro AG ~	4,322	349,854
Deutz AG	29,132	259,143
DIC Asset AG	16,283	179,227
HOCHTIEF AG	3,179	527,000
HUGO BOSS AG	3,719	286,121
Jenoptik AG	14,595	537,762
LEG Immobilien AG	4,343	516,146
Rheinmetall AG	1,620	169,338
Scout24 AG ~	5,277	245,787
Siltronic AG	1,961	239,811
Software AG	2,626	119,559
TAG Immobilien AG	15,015	357,753
Talanx AG	6,969	264,797
United Internet AG	2,330	110,162

		5,141,459

Hong Kong - 2.7%

Champion REIT	401,000	280,634
Dah Sing Financial Holdings Ltd	24,800	158,650
HK Electric Investments & HK Electric Investments Ltd ~ »	425,000	428,890
Kerry Properties Ltd	74,500	252,969
Lifestyle International Holdings Ltd	106,500	208,850
Melco International Development Ltd	85,000	169,215
Shun Tak Holdings Ltd	536,000	186,907
Valuetronics Holdings Ltd	272,500	141,404
Vitasoy International Holdings Ltd	92,000	313,740

		2,141,259

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Israel - 0.8%

AudioCodes Ltd	18,603	$187,146
Gazit-Globe Ltd	24,068	219,044
Nova Measuring Instruments Ltd *	9,565	251,655

		657,845

Italy - 2.5%

A2A SPA	234,206	406,167
ASTM SpA	9,410	202,845
DiaSorin SPA	2,663	279,905
El.En. SpA	7,380	181,183
ERG SPA	14,517	295,422
Infrastrutture Wireless Italiane SpA ~	30,674	227,035
Iren SPA	101,761	249,504
Rizzoli Corriere Della Sera Mediagroup SPA *	143,573	166,195

		2,008,256

Japan - 25.7%

Asahi Diamond Industrial Co Ltd	28,600	201,479
Capcom Co Ltd	20,400	517,365
Citizen Watch Co Ltd	32,400	213,509
cocokara fine Inc	3,700	237,352
Daiho Corp	8,200	232,437
Daiwabo Holdings Co Ltd	8,400	542,625
DIC Corp	7,200	259,144
DMG Mori Co Ltd	17,000	283,942
Feed One Co Ltd	110,200	205,615
First-corp Inc	24,000	248,034
Foster Electric Co Ltd	8,800	110,906
Glory Ltd	7,100	173,380
Goldcrest Co Ltd	19,900	324,945
Haseko Corp	29,000	376,650
Japan Securities Finance Co Ltd	43,500	260,703
Kato Sangyo Co Ltd	7,000	236,032
Kinden Corp	23,000	368,295
Kobe Bussan Co Ltd	6,100	346,901
Kureha Corp	5,200	389,416
Leopalace21 Corp	45,900	255,658
Look Holdings Inc	10,526	122,637
Megmilk Snow Brand Co Ltd	7,400	190,235
Meidensha Corp	15,000	245,515
Meitec Corp	6,600	317,350
Miraca Holdings Inc	8,100	210,713
Mochida Pharmaceutical Co Ltd	3,100	256,167
Morinaga & Co Ltd	4,600	171,883
Nagase & Co Ltd	29,400	516,397
NichiiGakkan Co Ltd	7,332	62,055
Nihon Unisys Ltd	19,900	513,316
Nippon Piston Ring Co Ltd	18,700	393,136
NIPPON REIT Investment Corp	83	268,336
Nippon Thompson Co Ltd	18,825	125,123
Nippon Yakin Kogyo Co Ltd	109,600	318,163
Nisshin Steel Co Ltd	20,400	305,871
Nissin Kogyo Co Ltd	11,900	200,367
Nojima Corp	10,100	221,181
North Pacific Bank Ltd	62,400	211,429
Oiles Corp	12,400	267,069
Penta-Ocean Construction Co Ltd	57,700	384,426
Rengo Co Ltd	27,700	236,205
Riken Vitamin Co Ltd	7,500	260,072
Roland DG Corp	7,500	181,368
Ryobi Ltd	12,800	504,419
Sanken Electric Co Ltd	6,000	157,622
Sankyu Inc	5,000	280,782
Seven Bank Ltd	67,600	213,504
Shinoken Group Co Ltd	21,800	231,301
Ship Healthcare Holdings Inc	9,200	356,022
Sinanen Holdings Co Ltd	8,000	205,267
Sumitomo Seika Chemicals Co Ltd	5,000	280,775

	Shares	Value
Tachi-S Co Ltd	13,600	$203,490
Takara Leben Co Ltd	26,400	79,636
Tekken Corp	7,700	200,460
The Hokkoku Bank Ltd	7,900	305,144
The Hyakugo Bank Ltd	50,400	203,666
The Oita Bank Ltd	6,200	225,703
The Okinawa Electric Power Co Inc	20,706	436,666
TOA ROAD Corp	6,300	211,535
Tocalo Co Ltd	15,100	155,467
Toho Holdings Co Ltd	13,600	361,172
Tokai Carbon Co Ltd	33,600	659,081
Topy Industries Ltd	7,900	232,577
Tosei Corp	36,900	381,735
Toshiba TEC Corp	7,800	227,185
Toyo Construction Co Ltd	48,700	198,508
Toyota Boshoku Corp	10,800	201,844
Tsugami Corp	34,000	336,559
Ulvac Inc	8,600	322,802
Unipres Corp	11,200	217,788
Unitika Ltd *	31,100	198,192
Wacom Co Ltd	49,200	209,780
Yodogawa Steel Works Ltd	9,400	232,499
Yuasa Trading Co Ltd	14,200	509,857

		20,304,440

Luxembourg - 0.6%

Orion Engineered Carbons SA	13,787	442,563

Malta - 0.3%

Kindred Group PLC SDR	21,009	235,503

Netherlands - 2.8%

ASR Nederland NV	13,119	625,329
BE Semiconductor Industries NV	6,948	146,612
BinckBank NV	44,232	271,938
Heijmans NV *	19,688	283,989
Koninklijke Volkerwessels NV	7,511	157,844
OCI NV *	4,815	153,934
SBM Offshore NV	17,019	307,225
Signify NV ~	10,419	269,694

		2,216,565

New Zealand - 0.5%

Air New Zealand Ltd	100,337	205,578
Z Energy Ltd	42,282	200,255

		405,833

Norway - 0.6%

Aker Solutions ASA *	37,144	264,201
Norwegian Finans Holding ASA *	15,933	194,731

		458,932

Portugal - 0.2%

Sonae SGPS SA	188,251	195,256

Singapore - 1.4%

First Resources Ltd	163,800	201,225
IGG Inc	189,000	235,127
Mapletree North Asia Commercial Trust REIT	313,009	260,930
Venture Corp Ltd	29,200	376,525

		1,073,807

South Korea - 5.6%

Chong Kun Dang Pharmaceutical Corp	2,093	222,555
DB Insurance Co Ltd	3,186	209,097
Dentium Co Ltd	2,734	247,866
Dong-A ST Co Ltd	2,366	229,226

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
Grand Korea Leisure Co Ltd	9,175	$206,344
GS Engineering & Construction Corp	4,634	218,401
Handsome Co Ltd	6,230	210,334
Hotel Shilla Co Ltd	2,139	209,158
Huchems Fine Chemical Corp	11,446	257,407
Hyundai Marine & Fire Insurance Co Ltd	9,819	371,171
Kumho Petrochemical Co Ltd	2,736	242,922
LG Uplus Corp	22,815	376,418
Nasmedia Co Ltd	3,394	123,724
OCI Co Ltd	2,056	203,846
SFA Engineering Corp	7,406	244,343
Silicon Works Co Ltd	6,688	244,534
SK Discovery Co Ltd	5,894	178,237
SL Corp	10,203	193,482
Soulbrain Co Ltd	3,697	200,284

		4,389,349

Spain - 2.7%

Atento SA	19,121	143,407
Atlantica Yield PLC	12,482	256,880
Bankinter SA	37,651	345,855
Cia de Distribucion Integral Logista Holdings SA	10,398	267,136
Construcciones y Auxiliar de Ferrocarriles SA	7,073	293,848
Enagas SA	16,763	451,816
Faes Farma SA	45,458	191,983
Talgo SA * ~	27,626	145,739

		2,096,664

Sweden - 2.9%

Betsson AB *	23,846	183,575
Evolution Gaming Group AB ~	3,812	271,242
G5 Entertainment AB	4,216	144,686
Hemfosa Fastigheter AB	22,703	313,396
JM AB	12,523	245,545
NCC AB ‘B’	9,873	174,676
Peab AB	33,020	301,872
SSAB AB ‘A’	68,842	345,540
Wihlborgs Fastigheter AB	23,286	280,830

		2,261,362

Switzerland - 6.4%

Adecco Group AG	7,400	388,998
Bucher Industries AG	635	204,461
Coca-Cola HBC AG	16,032	546,200
Emmi AG	343	256,071
Implenia AG	3,276	207,906
Julius Baer Group Ltd	9,791	489,316
Logitech International SA	7,878	353,323
Oriflame Holding AG	11,999	306,665
PSP Swiss Property AG	3,784	366,838
Schweiter Technologies AG	191	231,201
Siegfried Holding AG	730	339,468
Sika AG	1,020	148,430
Sonova Holding AG	2,610	518,002
Straumann Holding AG	502	378,188
Tecan Group AG	1,323	313,195

		5,048,262

United Kingdom - 11.6%

B&M European Value Retail SA	63,250	318,769
Barratt Developments PLC	20,839	153,896
Bellway PLC	11,338	444,984
Brewin Dolphin Holdings PLC	62,464	278,763
Charter Court Financial Services Group PLC ~	63,573	277,420
Chemring Group PLC	91,982	257,763
Computacenter PLC	18,617	306,998
Drax Group PLC	60,000	303,336
EI Group PLC *	131,386	283,589
esure Group PLC	71,807	259,653
Fevertree Drinks PLC	13,572	637,680

	Shares	Value
Great Portland Estates PLC REIT	36,208	$315,441
Gulf Keystone Petroleum Ltd *	66,924	251,656
Hansteen Holdings PLC REIT	118,256	149,512
Inchcape PLC	38,482	335,080
International Personal Finance PLC	64,868	189,397
J D Wetherspoon PLC	15,738	267,900
Jardine Lloyd Thompson Group PLC	17,453	431,309
Man Group PLC	60,608	139,033
Morgan Sindall Group PLC	14,410	247,172
OneSavings Bank PLC	53,260	281,880
Paragon Banking Group PLC	44,502	277,569
Persimmon PLC	6,821	210,002
Premier Oil PLC *	98,110	175,883
QinetiQ Group PLC	94,931	353,997
Safestore Holdings PLC REIT	65,637	444,561
Spirent Communications PLC	136,969	241,011
Stock Spirits Group PLC	65,485	168,147
Tate & Lyle PLC	46,932	417,344
Taylor Wimpey PLC	63,363	141,630
WH Smith PLC	14,120	379,124
Workspace Group PLC REIT	17,761	227,159

		9,167,658

United States - 1.1%

Argonaut Gold Inc *	119,900	132,743
BRP Inc	10,200	478,472
IMAX Corp *	11,000	283,800

		895,015

Total Common Stocks (Cost $74,558,255)		78,037,466

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	722,216	722,216

Total Short-Term Investment (Cost $722,216)		722,216

TOTAL INVESTMENTS - 99.7% (Cost $75,280,471)		78,759,682

OTHER ASSETS & LIABILITIES, NET - 0.3%		213,933

NET ASSETS - 100.0%		$78,973,615

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	20.4%
Industrial	18.8%
Consumer, Cyclical	16.3%
Consumer, Non-Cyclical	15.4%
Basic Materials	9.2%
Technology	6.2%
Energy	5.1%
Utilities	3.4%
Communications	3.4%
Others (each less than 3.0%)	1.5%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(b)	As of September 30, 2018, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	25.7%
United Kingdom	11.6%
Canada	7.8%
Germany	6.5%
Switzerland	6.4%
South Korea	5.6%
France	5.5%
Australia	4.6%
Denmark	3.3%
Others (each less than 3.0%)	22.7%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$3,602,323	$—	$3,602,323	$—
	Austria	474,000	—	474,000	—
	Belgium	552,715	—	552,715	—
	Canada	6,162,691	6,162,691	—	—
	China	437,425	—	437,425	—
	Denmark	2,571,832	—	2,571,832	—
	Egypt	179,262	—	179,262	—
	Finland	567,384	—	567,384	—
	France	4,349,806	—	4,349,806	—
	Germany	5,141,459	—	5,141,459	—
	Hong Kong	2,141,259	428,890	1,712,369	—
	Israel	657,845	438,801	219,044	—
	Italy	2,008,256	166,195	1,842,061	—
	Japan	20,304,440	—	20,304,440	—
	Luxembourg	442,563	442,563	—	—
	Malta	235,503	—	235,503	—
	Netherlands	2,216,565	157,844	2,058,721	—
	New Zealand	405,833	—	405,833	—
	Norway	458,932	—	458,932	—
	Portugal	195,256	—	195,256	—
	Singapore	1,073,807	—	1,073,807	—
	South Korea	4,389,349	419,431	3,969,918	—
	Spain	2,096,664	400,287	1,696,377	—
	Sweden	2,261,362	—	2,261,362	—
	Switzerland	5,048,262	—	5,048,262	—
	United Kingdom	9,167,658	2,575,479	6,592,179	—
	United States	895,015	895,015	—	—

	Total Common Stocks	78,037,466	12,087,196	65,950,270	—

	Short-Term Investment	722,216	722,216	—	—

	Total	$78,759,682	$12,809,412	$65,950,270	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Brazil - 0.5%

Telefonica Brasil SA	36,600	$354,894

Total Preferred Stocks (Cost $489,040)		354,894

COMMON STOCKS - 96.9%

Argentina - 0.6%

YPF SA ADR	27,945	431,750

Belgium - 1.2%

Ageas	17,217	925,562

Brazil - 0.5%

Petroleo Brasileiro SA ADR	34,529	416,765

Canada - 1.9%

ARC Resources Ltd	16,569	184,720
Barrick Gold Corp	52,720	583,261
Cameco Corp	18,323	208,882
Eldorado Gold Corp *	74,219	65,543
Kinross Gold Corp *	97,723	263,852
Tourmaline Oil Corp	11,077	195,015

		1,501,273

China - 5.4%

China Mobile Ltd	113,723	1,118,107
China Telecom Corp Ltd ‘H’	2,137,743	1,062,672
China Unicom Hong Kong Ltd	948,497	1,108,086
Dongfeng Motor Group Co Ltd ‘H’	860,191	886,433

		4,175,298

Denmark - 1.0%

AP Moller - Maersk AS ‘B’	568	797,967

Finland - 0.4%

Nokia OYJ	61,003	339,162

France - 11.5%

Air France-KLM *	89,470	932,484
Alstom SA	14,741	659,344
BNP Paribas SA	20,478	1,254,002
Cie de Saint-Gobain	28,954	1,247,945
Engie SA	48,243	710,245
Renault SA	3,077	266,166
Rexel SA	51,476	773,198
Societe Generale SA	22,376	960,834
TOTAL SA	33,640	2,187,297

		8,991,515

Germany - 3.2%

CECONOMY AG	41,021	289,997
E.ON SE	67,180	683,606
METRO AG	39,421	617,449
RWE AG	24,943	615,827
Salzgitter AG	5,215	260,193

		2,467,072

	Shares	Value
India - 0.9%

Canara Bank	68,924	$210,286
NTPC Ltd	207,447	477,350

		687,636

Ireland - 0.7%

Bank of Ireland Group PLC	72,799	556,689

Italy - 6.7%

Assicurazioni Generali SPA	60,896	1,048,620
BPER Banca	114,588	528,514
Eni SPA	91,831	1,730,974
Saipem SPA *	149,000	915,468
UniCredit SPA	68,844	1,032,978

		5,256,554

Japan - 27.1%

Benesse Holdings Inc	5,929	168,831
Canon Inc	20,538	651,251
Chiyoda Corp	26,328	214,304
Citizen Watch Co Ltd	45,935	302,701
Dai-ichi Life Holdings Inc	45,549	949,483
DeNA Co Ltd	23,972	423,301
Eisai Co Ltd	7,413	722,154
Fuji Media Holdings Inc	13,000	231,387
Fujitsu Ltd	15,131	1,077,892
Gree Inc	56,792	267,906
Hitachi Metals Ltd	40,283	498,823
Honda Motor Co Ltd	53,368	1,607,245
Ibiden Co Ltd	20,953	293,585
Inpex Corp	77,956	974,026
JGC Corp	32,533	746,016
JSR Corp	48,647	908,180
Mitsubishi Heavy Industries Ltd	28,822	1,113,032
Mitsubishi UFJ Financial Group Inc	218,232	1,355,808
Mizuho Financial Group Inc	713,182	1,242,935
Nikon Corp	23,339	438,570
Nippon Television Holdings Inc	23,734	411,137
Sankyo Co Ltd	6,760	264,447
Shimamura Co Ltd	5,810	551,128
Sumitomo Mitsui Financial Group Inc	35,790	1,440,328
Sumitomo Mitsui Trust Holdings Inc	23,052	948,508
T&D Holdings Inc	74,004	1,222,145
Takeda Pharmaceutical Co Ltd	26,862	1,148,567
Yahoo Japan Corp	274,658	986,335

		21,160,025

Netherlands - 3.8%

ING Groep NV	79,966	1,037,886
PostNL NV	119,821	428,763
Royal Dutch Shell PLC ‘B’	41,998	1,470,214

		2,936,863

Russia - 3.1%

Gazprom PJSC ADR	219,438	1,090,607
LUKOIL PJSC ADR	12,717	972,087
Sberbank of Russia PJSC ADR	29,768	374,333

		2,437,027

South Africa - 2.4%

Anglo American Platinum Ltd	10,396	339,877
Anglo American PLC	41,961	938,714
Gold Fields Ltd ADR	177,968	430,682
Impala Platinum Holdings Ltd *	65,457	126,430

		1,835,703

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Shares	Value
South Korea - 4.4%

KB Financial Group Inc	17,091	$832,400
Kia Motors Corp	28,450	899,929
KT Corp ADR	66,078	981,258
Shinhan Financial Group Co Ltd	18,636	753,053

		3,466,640

Spain - 1.1%

CaixaBank SA	191,908	872,782

Sweden - 1.5%

Telefonaktiebolaget LM Ericsson ‘B’	128,027	1,133,141

Switzerland - 6.3%

Adecco Group AG	20,600	1,082,888
Julius Baer Group Ltd	11,307	565,080
LafargeHolcim Ltd	19,551	967,909
UBS Group AG	96,524	1,523,982
Zurich Insurance Group AG	2,436	768,083

		4,907,942

Taiwan - 0.8%

MediaTek Inc	27,644	223,061
Shin Kong Financial Holding Co Ltd	1,115,423	436,224

		659,285

United Kingdom - 12.4%

AstraZeneca PLC	22,024	1,716,650
BP PLC	283,110	2,169,975
BT Group PLC	264,619	776,752
Centrica PLC	420,430	848,839
HSBC Holdings PLC	186,053	1,623,393
J Sainsbury PLC	207,712	870,214
Kingfisher PLC	84,750	286,561
Marks & Spencer Group PLC	159,223	599,070
Standard Chartered PLC	93,602	775,516

		9,666,970

Total Common Stocks (Cost $68,669,849)		75,623,621

EXCHANGE-TRADED FUND - 0.3%

iShares Core MSCI EAFE	3,630	232,610

Total Exchange-Traded Fund (Cost $235,211)		232,610

SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio	975,320	975,320

Total Short-Term Investment (Cost $975,320)		975,320

TOTAL INVESTMENTS - 98.9% (Cost $70,369,420)		77,186,445

OTHER ASSETS & LIABILITIES, NET - 1.1%		856,738

NET ASSETS - 100.0%		$78,043,183

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	29.8%
Energy	16.3%
Communications	10.9%
Consumer, Cyclical	9.8%
Industrial	8.9%
Consumer, Non-Cyclical	8.1%
Basic Materials	5.9%
Utilities	4.3%
Technology	3.4%
Others (each less than 3.0%)	1.5%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

(b)	As of September 30, 2018, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	27.1%
United Kingdom	12.4%
France	11.5%
Italy	6.7%
Switzerland	6.3%
China	5.4%
South Korea	4.4%
Netherlands	3.8%
Germany	3.2%
Russia	3.1%
Others (each less than 3.0%)	15.0%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund's assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Preferred Stocks	$354,894	$354,894	$—	$—
	Common Stocks
	Argentina	431,750	431,750	—	—
	Belgium	925,562	—	925,562	—
	Brazil	416,765	416,765	—	—
	Canada	1,501,273	1,501,273	—	—
	China	4,175,298	—	4,175,298	—
	Denmark	797,967	—	797,967	—
	Finland	339,162	—	339,162	—
	France	8,991,515	—	8,991,515	—
	Germany	2,467,072	—	2,467,072	—
	India	687,636	—	687,636	—
	Ireland	556,689	—	556,689	—
	Italy	5,256,554	—	5,256,554	—
	Japan	21,160,025	—	21,160,025	—
	Netherlands	2,936,863	—	2,936,863	—
	Russia	2,437,027	1,464,940	972,087	—
	South Africa	1,835,703	430,682	1,405,021	—
	South Korea	3,466,640	981,258	2,485,382	—
	Spain	872,782	—	872,782	—
	Sweden	1,133,141	—	1,133,141	—
	Switzerland	4,907,942	—	4,907,942	—
	Taiwan	659,285	—	659,285	—
	United Kingdom	9,666,970	848,839	8,818,131	—

	Total Common Stocks	75,623,621	6,075,507	69,548,114	—

	Exchange-Traded Fund	232,610	232,610	—	—
	Short-Term Investment	975,320	975,320	—	—

	Total	$77,186,445	7,638,331	$69,548,114	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%

Consumer, Cyclical - 4.3%

Extended Stay America Inc	27,920	$564,822
Hilton Grand Vacations Inc *	16,900	559,390
Hilton Worldwide Holdings Inc	14,010	1,131,728

		2,255,940

Financial - 93.4%

Alexandria Real Estate Equities Inc REIT	17,550	2,207,614
American Homes 4 Rent ‘A’ REIT	26,400	577,896
American Tower Corp REIT	5,310	771,543
Apartment Investment & Management Co ‘A’ REIT	35,640	1,572,793
AvalonBay Communities Inc REIT	17,150	3,106,722
Boston Properties Inc REIT	7,440	915,790
Corporate Office Properties Trust REIT	10,380	309,635
Crown Castle International Corp REIT	6,170	686,906
CubeSmart REIT	26,290	750,054
Duke Realty Corp REIT	26,810	760,600
EPR Properties REIT	15,740	1,076,773
Equinix Inc REIT	8,705	3,768,307
Equity LifeStyle Properties Inc REIT	8,080	779,316
Equity Residential REIT	7,690	509,539
Essex Property Trust Inc REIT	10,020	2,472,034
Extra Space Storage Inc REIT	14,790	1,281,406
First Industrial Realty Trust Inc REIT	13,700	430,180
HCP Inc REIT	18,040	474,813
Healthcare Trust of America Inc ‘A’ REIT	53,310	1,421,778
Hudson Pacific Properties Inc REIT	19,880	650,474
Invitation Homes Inc REIT	102,220	2,341,860
Kilroy Realty Corp REIT	15,940	1,142,739
Physicians Realty Trust REIT	28,230	475,958
Prologis Inc REIT	57,270	3,882,333
Public Storage REIT	4,380	883,139
Realty Income Corp REIT	5,620	319,722
Regency Centers Corp REIT	31,340	2,026,758
Simon Property Group Inc REIT	21,025	3,716,169
SL Green Realty Corp REIT	2,890	281,862
Spirit Realty Capital Inc REIT	120,210	968,893
STORE Capital Corp REIT	53,770	1,494,268
Sun Communities Inc REIT	12,817	1,301,438

	Shares	Value
Sunstone Hotel Investors Inc REIT	51,870	$848,593
Tanger Factory Outlet Centers Inc REIT	17,990	411,611
Terreno Realty Corp REIT	10,710	403,767
VICI Properties Inc REIT	7,740	167,339
Vornado Realty Trust REIT	6,910	504,430
Welltower Inc REIT	34,740	2,234,477
Weyerhaeuser Co REIT	13,450	434,031

		48,363,560

Technology - 1.9%

InterXion Holding NV *	14,550	979,215

Total Common Stocks (Cost $44,428,796)		51,598,715

TOTAL INVESTMENTS - 99.6% (Cost $44,428,796)		51,598,715

OTHER ASSETS & LIABILITIES, NET - 0.4%		207,000

NET ASSETS - 100.0%		$51,805,715

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition by property sector as a percentage of net assets was as follows:

REITS-Apartments	20.5%
REITS-Diversified	15.8%
REITS-Office Property	10.6%
REITS-Warehouse/Industrial	9.1%
REITS-Health Care	8.9%
REITS-Regional Malls	8.0%
REITS-Storage	5.6%
REITS-Single Tenant	5.3%
Hotels & Motels	4.4%
REITS-Manufactured Homes	4.0%
REITS-Shopping Centers	3.9%
Others (each less than 3.0%)	3.5%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$51,598,715	$51,598,715	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 13.7%

Multi-National - 13.7%

African Development Bank 1.125% due 09/20/19	$3,000,000	$2,954,112
European Investment Bank 1.125% due 08/15/19	2,500,000	2,467,160
Inter-American Development Bank 2.258% (USD LIBOR + 0.040%) due 11/26/18 §	2,500,000	2,499,824

		7,921,096

Total Corporate Bonds & Notes (Cost $7,925,115)		7,921,096

U.S. TREASURY OBLIGATIONS - 6.6%

U.S. Treasury Notes - 6.6%

0.750% due 08/15/19 ‡	3,900,000	3,838,149

Total U.S. Treasury Obligations (Cost $3,839,955)		3,838,149

FOREIGN GOVERNMENT BONDS & NOTES - 32.9%

Canada - 6.8%

Canadian Government 0.500% due 02/01/19	CAD 5,100,000	3,932,210

France - 5.3%

French Republic Government OAT ~ 1.000% due 05/25/19	EUR 2,600,000	3,049,235

Germany - 6.1%

Bundesrepublik Deutschland Bundesanleihe 3.750% due 01/04/19 ~	3,020,000	3,547,035

Sweden - 7.7%

Sweden Government International
1.125% due 03/15/19	$2,000,000	1,987,934
1.500% due 07/25/19	2,500,000	2,476,335

		4,464,269

United Kingdom - 7.0%

United Kingdom Gilt 1.750% due 07/22/19	GBP 3,100,000	4,071,674

Total Foreign Government Bonds & Notes (Cost $19,455,233)		19,064,423

	Shares	Value
SHORT-TERM INVESTMENTS - 58.9%

Money Market Fund - 37.4%

BlackRock Liquidity Funds T-Fund Portfolio	21,680,637	$21,680,637

	Principal Amount
U.S. Treasury Bills - 21.5%

2.043% due 11/01/18	$4,000,000	3,992,913
2.145% due 12/13/18 ‡	2,500,000	2,489,265
2.252% due 01/24/19	3,000,000	2,978,844
2.321% due 02/21/19	3,000,000	2,972,964

		12,433,986

Total Short-Term Investments (Cost $34,115,453)		34,114,623

TOTAL INVESTMENTS - 112.1% (Cost $65,335,756)		64,938,291

DERIVATIVES - (2.0%)
(See Notes (c) in Notes to Schedule of Investments)		(1,157,921)

OTHER ASSETS & LIABILITIES, NET - (10.1%)		(5,868,182)

NET ASSETS - 100.0%		$57,912,188

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	58.9%
Foreign Government Bonds & Notes	32.9%
Corporate Bonds & Notes	13.7%
U.S. Treasury Obligations	6.6%

	112.1%
Derivatives	(2.0%	)
Other Assets & Liabilities, Net	(10.1%	)

	100.0%

(b)	As of September 30, 2018, investments with a total aggregate value of $1,731,654 was fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(c)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	8,899,191	USD	6,503,395	11/18	CIT	$—	($68,380)
AUD	3,019,443	USD	2,180,630	11/18	UBS	2,733	—
CAD	2,843,552	USD	2,186,861	11/18	BRC	16,874	—
CAD	2,844,843	USD	2,193,134	11/18	GSC	11,603	—
CAD	2,919,717	USD	2,237,708	11/18	JPM	25,055	—
CAD	2,846,296	USD	2,188,095	11/18	RBC	17,767	—
CHF	851,700	USD	886,320	11/18	ANZ	—	(14,604)
CHF	2,789,241	USD	2,927,445	11/18	CIT	—	(72,656)
CHF	8,545,773	USD	8,823,473	11/18	JPM	—	(76,870)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CHF	2,315,715	USD	2,368,121	11/18	JPM	$2,014	$—
CHF	4,177,423	USD	4,344,476	11/18	UBS	—	(68,881)
EUR	3,817,182	USD	4,505,000	10/18	GSC	—	(63,769)
EUR	2,094,996	USD	2,410,144	11/18	BRC	31,778	—
EUR	5,601,094	USD	6,569,055	11/18	GSC	—	(40,434)
EUR	3,737,029	USD	4,411,970	11/18	UBS	—	(56,098)
GBP	1,719,087	USD	2,214,196	11/18	BRC	31,413	—
GBP	2,068,277	USD	2,711,572	11/18	GSC	—	(9,824)
GBP	8,749,955	USD	11,212,630	11/18	GSC	217,263	—
GBP	3,401,136	USD	4,424,024	11/18	JPM	18,812	—
JPY	1,542,500,000	USD	13,770,194	10/18	JPM	—	(167,906)
JPY	566,279,145	USD	5,124,851	11/18	ANZ	—	(122,845)
JPY	748,384,292	USD	6,717,702	11/18	BRC	—	(107,141)
JPY	318,871,412	USD	2,904,270	11/18	SCB	—	(87,643)
JPY	117,198,758	USD	1,067,831	11/18	SGN	—	(32,602)
JPY	1,323,153,681	USD	12,055,675	11/18	UBS	—	(368,111)
MXN	175,730,000	USD	9,246,028	10/18	JPM	101,197	—
NOK	39,100,000	USD	4,813,244	10/18	JPM	—	(3,883)
NOK	40,220,402	USD	4,830,665	11/18	GSC	121,005	—
NOK	14,098,440	USD	1,714,262	11/18	RBC	21,445	—
NZD	7,979,561	USD	5,268,664	11/18	ANZ	22,140	—
SEK	41,420,000	USD	4,727,285	10/18	JPM	—	(56,579)
USD	4,727,889	AUD	6,485,000	10/18	SSB	39,316	—
USD	2,173,561	AUD	3,036,340	11/18	ANZ	—	(22,020)
USD	5,077,536	AUD	6,957,205	11/18	CIT	46,773	—
USD	2,276,739	AUD	3,166,971	11/18	UBS	—	(13,302)
USD	8,646,080	CAD	11,155,000	10/18	SSB	4,796	—
USD	4,833,574	CHF	4,615,000	10/18	SSB	119,869	—
USD	9,025,059	CHF	8,901,371	11/18	BRC	—	(85,499)
USD	4,408,232	CHF	4,348,104	11/18	CIT	—	(42,055)
USD	2,180,475	CHF	2,116,184	11/18	CIT	14,560	—
USD	2,007,632	CHF	1,979,927	11/18	GSC	—	(18,824)
USD	2,207,090	CHF	2,118,365	11/18	GSC	38,942	—
USD	1,346,461	CHF	1,328,714	11/18	JPM	—	(13,479)
USD	6,769,692	CHF	6,677,286	11/18	SCB	—	(64,514)
USD	1,243,667	CHF	1,226,915	11/18	UBS	—	(12,081)
USD	6,756,750	EUR	5,720,000	10/18	BRC	101,620	—
USD	7,657,920	EUR	6,656,578	11/18	BRC	—	(100,971)
USD	2,613,261	EUR	2,236,979	11/18	GSC	5,844	—
USD	2,300,058	EUR	1,976,266	11/18	JPM	—	(3,473)
USD	4,560,233	EUR	3,900,836	11/18	JPM	13,428	—
USD	1,714,262	EUR	1,467,426	11/18	RBC	3,834	—
USD	3,736,126	EUR	3,246,307	11/18	SSB	—	(47,762)
USD	2,170,810	EUR	1,865,205	11/18	UBS	—	(3,269)
USD	2,173,666	EUR	1,860,689	11/18	UBS	4,852	—
USD	8,754,589	GBP	6,615,000	10/18	MSC	122,312	—
USD	2,926,297	GBP	2,225,592	11/18	ANZ	19,051	—
USD	6,717,702	GBP	5,107,175	11/18	BRC	46,301	—
USD	1,963,182	GBP	1,497,144	11/18	JPM	7,493	—
USD	2,180,500	JPY	241,809,818	11/18	GSC	44,567	—
USD	2,188,095	JPY	247,489,982	11/18	RBC	1,989	—
USD	4,484,180	JPY	496,717,139	11/18	SCB	96,623	—
USD	9,074,969	KRW	10,196,000,000	10/18	MSC	—	(118,264)
USD	2,186,861	NOK	17,813,015	11/18	BRC	—	(6,160)
USD	6,333,140	NOK	53,473,871	11/18	GSC	—	(250,209)
USD	2,231,031	NOK	18,722,648	11/18	JPM	—	(73,977)
USD	2,180,630	NOK	17,759,787	11/18	UBS	—	(5,838)
USD	4,505,000	NZD	6,769,041	10/18	GSC	17,428	—
USD	9,396,877	NZD	14,045,000	10/18	SSB	85,670	—
USD	6,713,218	NZD	10,140,047	11/18	ANZ	—	(10,084)
USD	2,193,134	NZD	3,332,675	11/18	GSC	—	(16,578)
USD	2,711,548	NZD	4,057,776	11/18	GSC	21,062	—
USD	2,368,121	NZD	3,557,287	11/18	JPM	9,482	—
USD	4,224,400	SEK	38,264,700	11/18	BRC	—	(98,561)
USD	2,455,860	SEK	22,246,359	11/18	GSC	—	(57,426)
USD	6,684,336	SEK	60,779,689	11/18	JPM	—	(182,260)

Total Forward Foreign Currency Contracts						$1,506,911	($2,664,832)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$7,921,096	$—	$7,921,096	$—
	U.S. Treasury Obligations	3,838,149	—	3,838,149	—
	Foreign Government Bonds & Notes	19,064,423	—	19,064,423	—
	Short-Term Investments	34,114,623	21,680,637	12,433,986	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,506,911	—	1,506,911	—

	Total Assets	66,445,202	21,680,637	44,764,565	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,664,832)	—	(2,664,832)

	Total Liabilities	(2,664,832)	—	(2,664,832)	—

	Total	$63,780,370	$21,680,637	$42,099,733	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 81.2%

Money Market Fund - 16.8%

BlackRock Liquidity Funds T-Fund Portfolio	8,557,714	$8,557,714

	Principal Amount
U.S. Treasury Bills - 64.4%

1.995% due 10/18/18	$9,002,000	8,993,233
2.039% due 10/25/18 ‡	23,933,000	23,899,932

		32,893,165

Total Short-Term Investments (Cost $41,452,774)		41,450,879

TOTAL INVESTMENTS - 81.2% (Cost $41,452,774)		41,450,879

DERIVATIVES - 1.7%
(See Notes (c) through (e) in Notes to Schedule of Investments)		879,627

OTHER ASSETS & LIABILITIES, NET - 17.1%		8,745,460

NET ASSETS - 100.0%		$51,075,966

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	81.2%
Derivatives	1.7%
Other Assets & Liabilities, Net	17.1%

100.0%

(b)

As of September 30, 2018, investments with a total aggregate value of $3,161,626 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, and swap agreements.

(c)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AEX Index	10/18	2	$250,716	$255,175	$4,459
CAC 40 Index	10/18	16	991,196	1,019,773	28,577
DAX Index	12/18	2	699,918	710,649	10,731
FTSE 100 Index	12/18	13	1,231,775	1,268,534	36,759
IBEX 35 Index	10/18	2	217,858	217,534	(324)
OMX Index	10/18	16	293,712	298,850	5,138
S&P 500 E-Mini Index	12/18	92	13,363,717	13,427,400	63,683
S&P/TSE 60 Index	12/18	3	440,643	441,435	792
SGX MSCI Index	10/18	3	80,608	81,252	644
SPI 200 Index	12/18	5	556,769	559,668	2,899
TOPIX Index	12/18	10	1,473,451	1,599,630	126,179

Total Futures Contracts					$279,537

(d)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	349,602	USD	253,262	12/18	CIT	$—	($387)
AUD	524,398	USD	379,889	12/18	JPM	—	(581)
CAD	474,801	USD	363,726	12/18	CIT	4,534	—
CAD	712,199	USD	545,588	12/18	JPM	6,801	—
CHF	301,200	USD	312,081	12/18	CIT	—	(2,683)
CHF	451,800	USD	468,121	12/18	JPM	—	(4,025)
DKK	408,000	USD	63,857	12/18	CIT	147	—
DKK	612,000	USD	95,786	12/18	JPM	220	—
EUR	1,052,801	USD	1,233,245	12/18	CIT	—	(2,230)
EUR	1,579,199	USD	1,849,866	12/18	JPM	—	(3,347)
GBP	501,600	USD	651,290	12/18	CIT	5,161	—
GBP	752,400	USD	976,937	12/18	JPM	7,741	—
HKD	1,031,600	USD	131,713	12/18	CIT	223	—
HKD	1,547,400	USD	197,569	12/18	JPM	334	—
ILS	72,000	USD	20,001	12/18	CIT	—	(78)
ILS	108,000	USD	30,002	12/18	JPM	—	(118)
JPY	98,232,000	USD	890,163	12/18	CIT	—	(19,648)
JPY	147,348,000	USD	1,335,246	12/18	JPM	—	(29,473)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
NOK	230,000	USD	27,641	12/18	CIT	$721	$—
NOK	345,000	USD	41,462	12/18	JPM	1,081	—
NZD	11,200	USD	7,453	12/18	CIT	—	(25)
NZD	16,800	USD	11,179	12/18	JPM	—	(38)
SEK	871,604	USD	96,533	12/18	CIT	2,265	—
SEK	1,307,396	USD	144,799	12/18	JPM	3,397	—
SGD	63,600	USD	46,734	12/18	CIT	—	(127)
SGD	95,400	USD	70,101	12/18	JPM	—	(190)
USD	5,179	AUD	7,200	12/18	CIT	—	(28)
USD	7,769	AUD	10,800	12/18	JPM	—	(43)
USD	15,487	CAD	20,400	12/18	CIT	—	(335)
USD	23,231	CAD	30,600	12/18	JPM	—	(503)
USD	15,324	CHF	14,800	12/18	CIT	121	—
USD	22,986	CHF	22,200	12/18	JPM	182	—
USD	1,876	DKK	12,000	12/18	CIT	—	(7)
USD	2,813	DKK	18,000	12/18	JPM	—	(10)
USD	62,039	EUR	53,200	12/18	CIT	—	(166)
USD	93,058	EUR	79,800	12/18	JPM	—	(250)
USD	34,465	GBP	26,800	12/18	CIT	—	(608)
USD	51,698	GBP	40,200	12/18	JPM	—	(913)
USD	3,063	HKD	24,000	12/18	CIT	—	(7)
USD	4,594	HKD	36,000	12/18	JPM	—	(10)
USD	27,716	JPY	3,068,800	12/18	CIT	520	—
USD	41,573	JPY	4,603,200	12/18	JPM	781	—
USD	763	NOK	6,400	12/18	CIT	—	(26)
USD	1,144	NOK	9,600	12/18	JPM	—	(39)
USD	707	SEK	6,400	12/18	CIT	—	(18)
USD	1,061	SEK	9,600	12/18	JPM	—	(28)
USD	1,746	SGD	2,400	12/18	CIT	—	(13)
USD	2,619	SGD	3,600	12/18	JPM	—	(19)

Total Forward Foreign Currency Contracts						$34,229	($65,973)

(e)	Swap agreements outstanding as of September 30, 2018 were as follows:

Total Return Basket Swaps

Counterparty	Payment Frequency	Currency	Expiration Dates (1)	Notional Amount Long (2)	Notional Amount Short (2)	Unrealized Appreciation (Depreciation) (3)	Net Dividends and Financing Fees, Including Cash (4)	Net Value of Reference Entities	Percentage of Total Net Value
GSC	M	USD	05/11/23 - 09/28/23	$40,840,120	($36,073,728)	($237,548)	($421,282)	$4,950,126	69.3%
JPM	M	AUD	01/11/19 -10/28/19	772,327	(698,862)	(133,141)	(51,051)	(8,625)	(0.1%	)
JPM	M	GBP	10/29/18 -10/28/19	3,752,095	(3,592,028)	(172,824)	(5,665)	(7,092)	(0.1%	)
JPM	M	HKD	12/06/18 -10/28/19	686,392	(636,822)	(60,992)	7,151	(18,573)	(0.3%	)
JPM	M	SGD	02/26/19 -10/29/19	89,637	(108,461)	18,735	(3,456)	3,367	0.0%
MSC	M	CAD	05/02/19	1,479,307	(1,800,059)	297,250	(6,225)	(17,277)	(0.2%	)
MSC	M	CHF	05/02/19	1,040,043	(1,211,597)	189,280	(15,328)	33,054	0.5%
MSC	M	DKK	05/01/19	670,436	(635,386)	286,933	17,794	304,189	4.3%
MSC	M	EUR	05/02/19	8,952,888	(8,304,755)	863,369	(58,653)	1,570,155	22.0%
MSC	M	JPY	05/01/20	7,151,222	(7,082,366)	(120,113)	(33,101)	(18,156)	(0.3%	)
MSC	M	NOK	05/02/19	504,289	(250,597)	47,327	4,189	296,830	4.2%
MSC	M	SEK	05/02/19	1,357,422	(924,268)	(374,839)	(319)	58,634	0.8%

				$67,296,178	($61,318,929)	$603,437	($565,946)	$7,146,632	100.0%

(1)	The expiration date(s) of the underlying investments in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount is representative of the cost basis of the long and short positions.
(3)	Unrealized Appreciation (Depreciation) includes Net Dividends and Financing Fees, Including Cash.
(4)	Net Dividends and Financing Fees, Including Cash, includes the gains (losses) realized within the swap when the swap resets.

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR and the 1-Day USD Federal Funds plus or minus a specified spread (rates range from (3.660%) to 0.250%) as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	GSC	05/11/23- 09/28/23

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

United Kingdom

nVent Electric PLC	572	$15,536

United States

3M Co	106	22,335
Abbott Laboratories	371	27,217
AbbVie Inc	1,163	109,997
ABIOMED Inc	742	333,715
Accenture PLC ‘A’	175	29,785
Activision Blizzard Inc	606	50,413
Adobe Systems Inc	2,951	796,622
Aflac Inc	5,208	245,141
Agilent Technologies Inc	4,419	311,716
Air Products & Chemicals Inc	692	115,599
Akamai Technologies Inc	782	57,203
Alcoa Corp	1,322	53,409
Align Technology Inc	428	167,442
ALLETE Inc	134	10,051
Amazon.com Inc	336	673,008
Amdocs Ltd	2,402	158,484
American Eagle Outfitters Inc	10,456	259,622
Ameriprise Financial Inc	365	53,896
Amgen Inc	1,486	308,033
Anadarko Petroleum Corp	5,643	380,395
ANSYS Inc	37	6,907
Antero Resources Corp	728	12,893
Anthem Inc	70	19,184
Apple Inc	396	89,393
Applied Materials Inc	4,508	174,234
Archer-Daniels-Midland Co	255	12,819
Arista Networks Inc	470	124,954
Armstrong World Industries Inc	262	18,235
Arrow Electronics Inc	1,789	131,885
Assured Guaranty Ltd	6,821	288,051
Athene Holding Ltd ‘A’	249	12,863
Automatic Data Processing Inc	345	51,978
AutoZone Inc	298	231,159
Avery Dennison Corp	627	67,935
Avnet Inc	1,345	60,216
Baxter International Inc	5,621	433,323
Bed Bath & Beyond Inc	596	8,940
Berry Global Group Inc	529	25,598
Best Buy Co Inc	2,902	230,303
Big Lots Inc	1,142	47,724
Biogen Inc	1,660	586,495
Bio-Techne Corp	133	27,147
Booking Holdings Inc	150	297,600
Booz Allen Hamilton Holding Corp	1,192	59,159
Boston Scientific Corp	1,139	43,852
Bristol-Myers Squibb Co	3,895	241,802
Broadcom Inc	797	196,644
Broadridge Financial Solutions Inc	667	88,011
Bruker Corp	9,801	327,843
Brunswick Corp	4,044	271,029
Burlington Stores Inc	1,946	317,042
Cabot Corp	2,267	142,186
Cadence Design Systems Inc	4,616	209,197
Cantel Medical Corp	229	21,082
Cardinal Health Inc	1,411	76,194
Carlisle Cos Inc	81	9,866
Carter’s Inc	955	94,163
Cboe Global Markets Inc	90	8,636
CDK Global Inc	441	27,589
CDW Corp	3,172	282,054
Celanese Corp ‘A’	1,905	217,170

Referenced Entity	Shares	Value
Celgene Corp	5,351	$478,861
CenterPoint Energy Inc	1,540	42,581
Cerner Corp	1,550	99,836
CH Robinson Worldwide Inc	681	66,684
Charles River Laboratories International Inc	3,062	411,961
Chevron Corp	1,498	183,175
Chipotle Mexican Grill Inc	416	189,080
Cigna Corp	56	11,662
Cimarex Energy Co	468	43,496
Cirrus Logic Inc	330	12,738
Cisco Systems Inc	4,156	202,189
Citrix Systems Inc	423	47,021
CNX Resources Corp	1,835	26,259
Cognizant Technology Solutions Corp ‘A’	2,501	192,952
Comcast Corp ‘A’	288	10,198
CommVault Systems Inc	859	60,130
ConocoPhillips	6,882	532,667
Consolidated Edison Inc	2,663	202,894
Copart Inc	2,199	113,314
CoStar Group Inc	46	19,359
Costco Wholesale Corp	841	197,534
Cracker Barrel Old Country Store Inc	190	27,955
Crane Co	1,770	174,080
Credit Acceptance Corp	49	21,465
Cummins Inc	1,076	157,171
Curtiss-Wright Corp	1,595	219,185
Dana Inc	1,691	31,571
Danaher Corp	1,341	145,713
Darden Restaurants Inc	1,390	154,554
Deckers Outdoor Corp	1,061	125,813
Deluxe Corp	151	8,598
DexCom Inc	354	50,636
Dolby Laboratories Inc ‘A’	720	50,378
Dollar General Corp	464	50,715
DR Horton Inc	2,334	98,448
DXC Technology Co	2,342	219,024
Eastman Chemical Co	742	71,024
Eaton Corp PLC	698	60,538
eBay Inc	299	9,873
Edwards Lifesciences Corp	48	8,357
Electronic Arts Inc	2,253	271,464
Eli Lilly & Co	301	32,300
EMCOR Group Inc	870	65,346
Emerson Electric Co	1,491	114,181
EOG Resources Inc	1,201	153,212
Esterline Technologies Corp	2,359	214,551
Everest Re Group Ltd	282	64,429
Exelixis Inc	2,631	46,621
Exelon Corp	2,515	109,805
Expeditors International of Washington Inc	1,323	97,280
F5 Networks Inc	982	195,830
Facebook Inc ‘A’	605	99,498
Federated Investors Inc ‘B’	3,990	96,239
FedEx Corp	1,071	257,886
Fidelity National Financial Inc	5,285	207,965
First Solar Inc	1,581	76,552
Five Below Inc	671	87,270
Flex Ltd	10,472	137,393
FLIR Systems Inc	2,106	129,456
Foot Locker Inc	5,238	267,033
Fortinet Inc	3,189	294,249
Freeport-McMoRan Inc	1,617	22,509
Garmin Ltd	799	55,970
General Dynamics Corp	1,403	287,222
Genpact Ltd	3,280	100,401
Gilead Sciences Inc	5,494	424,192
Globus Medical Inc ‘A’	1,916	108,752

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Graham Holdings Co ‘B’	18	$10,427
Greif Inc ‘A’	497	26,669
Halliburton Co	2,038	82,600
Harris Corp	139	23,520
HCA Healthcare Inc	50	6,956
HD Supply Holdings Inc	6,140	262,731
Helmerich & Payne Inc	1,319	90,708
Herman Miller Inc	5,549	213,082
HollyFrontier Corp	3,484	243,532
Honeywell International Inc	1,808	300,851
HP Inc	6,917	178,251
Humana Inc	1,247	422,134
Huntington Ingalls Industries Inc	1,622	415,362
Huntsman Corp	2,235	60,859
IAC/InterActiveCorp	1,655	358,672
ICU Medical Inc	297	83,977
IDACORP Inc	95	9,427
IDEX Corp	42	6,328
IDEXX Laboratories Inc	102	25,465
Illinois Tool Works Inc	465	65,621
Ingersoll-Rand PLC	838	85,727
Intel Corp	8,280	391,561
InterDigital Inc	121	9,680
International Business Machines Corp	3,815	576,866
Intuit Inc	1,977	449,570
Intuitive Surgical Inc	460	264,040
IQVIA Holdings Inc	286	37,106
ITT Inc	2,328	142,613
JB Hunt Transport Services Inc	151	17,960
John Wiley & Sons Inc ‘A’	2,136	129,442
Johnson & Johnson	407	56,235
Juniper Networks Inc	4,257	127,582
KBR Inc	694	14,664
Keysight Technologies Inc	613	40,630
KLA-Tencor Corp	1,012	102,931
Kohl’s Corp	1,213	90,429
L Brands Inc	903	27,361
L3 Technologies Inc	823	174,986
Lam Research Corp	314	47,634
Landstar System Inc	287	35,014
Laredo Petroleum Inc	1,089	8,897
Lear Corp	1,957	283,765
Lincoln Electric Holdings Inc	116	10,839
LivaNova PLC	294	36,447
Lockheed Martin Corp	336	116,243
Louisiana-Pacific Corp	850	22,516
Lowe’s Cos Inc	754	86,574
Lululemon Athletica Inc	3,607	586,101
LyondellBasell Industries NV ‘A’	4,050	415,165
Macy’s Inc	4,590	159,411
Manhattan Associates Inc	445	24,297
ManpowerGroup Inc	742	63,782
Marathon Oil Corp	6,743	156,977
Marvell Technology Group Ltd	3,311	63,902
Masco Corp	1,037	37,954
Masimo Corp	456	56,790
Maxim Integrated Products Inc	2,785	157,046
MAXIMUS Inc	1,194	77,682
McDermott International Inc	1,855	34,188
McKesson Corp	930	123,364
MEDNAX Inc	353	16,471
Medtronic PLC	561	55,186
Merck & Co Inc	3,387	240,274
Mettler-Toledo International Inc	188	114,488
Michael Kors Holdings Ltd	5,199	356,443
Micron Technology Inc	6,808	307,926
Microsoft Corp	5,471	625,718
Motorola Solutions Inc	199	25,898
MSA Safety Inc	366	38,957
MSC Industrial Direct Co Inc ‘A’	471	41,500
Murphy Oil Corp	273	9,102

Referenced Entity	Shares	Value
Murphy USA Inc	112	$9,571
Nasdaq Inc	1,034	88,717
National Instruments Corp	2,041	98,642
National Oilwell Varco Inc	315	13,570
NetApp Inc	2,088	179,338
Netflix Inc	594	222,233
Newfield Exploration Co	2,014	58,064
NIKE Inc ‘B’	3,866	327,528
Nordstrom Inc	2,430	145,338
Norfolk Southern Corp	285	51,442
Northrop Grumman Corp	663	210,416
NorthWestern Corp	406	23,816
Nu Skin Enterprises Inc ‘A’	3,198	263,579
NVIDIA Corp	248	69,693
NVR Inc	91	224,843
Occidental Petroleum Corp	1,885	154,890
OGE Energy Corp	184	6,683
Old Dominion Freight Line Inc	343	55,312
ONE Gas Inc	117	9,627
O’Reilly Automotive Inc	38	13,198
Oshkosh Corp	2,195	156,372
Palo Alto Networks Inc	97	21,850
Parker-Hannifin Corp	104	19,129
Patterson-UTI Energy Inc	5,168	88,424
Paychex Inc	425	31,301
PayPal Holdings Inc	818	71,853
Pfizer Inc	7,286	321,094
Phillips 66	928	104,604
Piedmont Office Realty Trust Inc ‘A’ REIT	508	9,616
Pitney Bowes Inc	1,698	12,022
Plantronics Inc	1,513	91,234
Popular Inc	490	25,112
PRA Health Sciences Inc	556	61,266
Primerica Inc	146	17,600
PVH Corp	155	22,382
QIAGEN NV	9,271	351,185
Qurate Retail Inc	534	11,860
Ralph Lauren Corp	732	100,687
Raytheon Co	2,202	455,065
Red Hat Inc	74	10,085
Reinsurance Group of America Inc	2,465	356,340
Reliance Steel & Aluminum Co	334	28,487
Republic Services Inc	92	6,685
ResMed Inc	292	33,679
Retail Properties of America Inc ‘A’ REIT	779	9,496
Robert Half International Inc	1,251	88,045
Rockwell Automation Inc	100	18,752
Ross Stores Inc	3,237	320,787
salesforce.com Inc	93	14,790
Schlumberger Ltd	285	17,362
Science Applications International Corp	599	48,279
Seagate Technology PLC	2,822	133,622
ServiceMaster Global Holdings Inc	153	9,491
Skechers U.S.A. Inc ‘A’	4,970	138,812
Skyworks Solutions Inc	3,690	334,720
Snap-on Inc	235	43,146
Sonoco Products Co	120	6,660
Spirit AeroSystems Holdings Inc ‘A’	3,349	307,003
Splunk Inc	1,258	152,105
SS&C Technologies Holdings Inc	204	11,593
Stanley Black & Decker Inc	1,363	199,598
Stryker Corp	142	25,231
Superior Energy Services Inc	5,750	56,005
Symantec Corp	5,512	117,295
SYNNEX Corp	1,538	130,269
T Rowe Price Group Inc	234	25,548
Take-Two Interactive Software Inc	94	12,971
Tapestry Inc	740	37,200
Target Corp	6,460	569,837
TE Connectivity Ltd	613	53,901
TEGNA Inc	1,058	12,654

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Teledyne Technologies Inc	158	$38,975
Texas Instruments Inc	2,943	315,754
The Allstate Corp	3,756	370,717
The Boeing Co	1,699	631,858
The Boston Beer Co Inc ‘A’	205	58,937
The Chemours Co	722	28,476
The Dun & Bradstreet Corp	696	99,187
The Estee Lauder Cos Inc ‘A’	473	68,736
The Gap Inc	7,955	229,502
The Kroger Co	2,334	67,943
The Procter & Gamble Co	384	31,960
The Progressive Corp	886	62,941
The Scotts Miracle-Gro Co	155	12,203
The TJX Cos Inc	3,710	415,594
Tiffany & Co	1,007	129,873
Torchmark Corp	397	34,416
Tractor Supply Co	194	17,631
Tupperware Brands Corp	2,194	73,389
Twitter Inc	1,415	40,271
Ulta Beauty Inc	292	82,379
United Technologies Corp	96	13,422
United Therapeutics Corp	1,809	231,335
Unum Group	1,309	51,143
Urban Outfitters Inc	5,440	222,496
Valero Energy Corp	3,434	390,618
Varian Medical Systems Inc	610	68,277
VeriSign Inc	54	8,646
Vertex Pharmaceuticals Inc	2,157	415,740
VF Corp	1,362	127,279
Viacom Inc ‘B’	1,856	62,659
Vistra Energy Corp	6,621	164,730
VMware Inc ‘A’	269	41,980
Walmart Inc	5,837	548,153
Waste Management Inc	1,830	165,359
Waters Corp	97	18,884
Wayfair Inc ‘A’	495	73,097
Weingarten Realty Investors REIT	950	28,272
WellCare Health Plans Inc	140	44,869
WESCO International Inc	2,246	138,017
Western Digital Corp	2,100	122,934
Whiting Petroleum Corp	1,298	68,846
Williams-Sonoma Inc	1,262	82,939
Woodward Inc	125	10,107
World Fuel Services Corp	923	25,549
WR Grace & Co	137	9,790
WW Grainger Inc	681	243,396
Xilinx Inc	1,880	150,720
Xylem Inc	95	7,588
Zebra Technologies Corp ‘A’	466	82,403
Zoetis Inc	375	34,335
Zynga Inc ‘A’	16,288	65,315

		42,727,083

Total Long Positions		42,742,619

Short Positions:

Argentina

MercadoLibre Inc	233	(79,330)

Ghana

Kosmos Energy Ltd	7,289	(68,152)

United States

Acadia Healthcare Co Inc	7,282	(256,326)
ACI Worldwide Inc	6,681	(188,003)
Adient PLC	3,931	(154,528)
Advanced Micro Devices Inc	6,041	(186,606)

Referenced Entity	Shares	Value
AECOM	2,355	($76,914)
AES Corp	7,595	(106,330)
Agios Pharmaceuticals Inc	3,763	(290,203)
Akorn Inc	1,732	(22,481)
Alaska Air Group Inc	3,967	(273,168)
Albemarle Corp	4,926	(491,516)
Alkermes PLC	5,516	(234,099)
Allegheny Technologies Inc	9,638	(284,803)
Alliant Energy Corp	216	(9,195)
Ally Financial Inc	5,127	(135,609)
Alnylam Pharmaceuticals Inc	1,330	(116,402)
Altria Group Inc	154	(9,288)
American Airlines Group Inc	11,797	(487,570)
American Homes 4 Rent ‘A’ REIT	297	(6,501)
American International Group Inc	7,048	(375,236)
American Tower Corp REIT	46	(6,684)
Apache Corp	140	(6,674)
Aptiv PLC	2,039	(171,072)
Arch Capital Group Ltd	273	(8,138)
Arconic Inc	3,305	(72,743)
ARRIS International PLC	2,753	(71,550)
Atlassian Corp PLC ‘A’	707	(67,971)
AutoNation Inc	1,130	(46,952)
Avanos Medical Inc	2,238	(153,303)
Baker Hughes a GE Co	2,030	(68,675)
Ball Corp	5,891	(259,145)
BancorpSouth Bank	366	(11,968)
Bank OZK	6,648	(252,358)
Belden Inc	3,214	(229,512)
BioMarin Pharmaceutical Inc	882	(85,528)
Black Hills Corp	4,446	(258,268)
Boston Properties Inc REIT	78	(9,601)
Brandywine Realty Trust REIT	512	(8,049)
Brookdale Senior Living Inc	46,026	(452,436)
Brown-Forman Corp ‘B’	181	(9,150)
Callon Petroleum Co	18,130	(217,379)
Campbell Soup Co	3,603	(131,978)
CarMax Inc	4,136	(308,835)
Carpenter Technology Corp	1,629	(96,030)
Cars.com Inc	921	(25,429)
Casey’s General Stores Inc	1,659	(214,193)
Catalent Inc	494	(22,502)
Centennial Resource Development Inc ‘A’	2,510	(54,843)
CenturyLink Inc	24,048	(509,818)
Charter Communications Inc ‘A’	2,028	(660,885)
Chemical Financial Corp	3,351	(178,943)
Cheniere Energy Inc	1,100	(76,439)
Ciena Corp	825	(25,773)
CIT Group Inc	1,463	(75,505)
Citigroup Inc	538	(38,596)
Clean Harbors Inc	2,103	(150,533)
CNO Financial Group Inc	1,085	(23,024)
Cognex Corp	1,916	(106,951)
Coherent Inc	292	(50,279)
Colfax Corp	1,302	(46,950)
Colony Capital Inc REIT	36,694	(223,466)
CommScope Holding Co Inc	468	(14,396)
Compass Minerals International Inc	2,616	(175,795)
Conduent Inc	5,245	(118,117)
Cooper Tire & Rubber Co	2,866	(81,108)
Corning Inc	3,677	(129,798)
Coty Inc ‘A’	25,157	(315,972)
Cousins Properties Inc REIT	9,004	(80,046)
Cree Inc	4,729	(179,087)
Crown Holdings Inc	3,877	(186,096)
Cullen/Frost Bankers Inc	75	(7,833)
CVS Health Corp	4,598	(361,955)
Cypress Semiconductor Corp	6,566	(95,141)
CyrusOne Inc REIT	102	(6,467)
DaVita Inc	541	(38,752)
DDR Corp REIT	7,075	(94,734)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Deere & Co	767	($115,303)
Delta Air Lines Inc	2,648	(153,134)
Discovery Inc ‘A’	3,867	(123,744)
DISH Network Corp ‘A’	7,471	(267,163)
Dominion Energy Inc	100	(7,028)
DowDuPont Inc	2,600	(167,206)
Dril-Quip Inc	155	(8,099)
Dunkin’ Brands Group Inc	4,340	(319,945)
Dycom Industries Inc	333	(28,172)
E*TRADE Financial Corp	944	(49,456)
EchoStar Corp ‘A’	330	(15,302)
Edgewell Personal Care Co	198	(9,154)
Endo International PLC	2,951	(49,665)
Ensco PLC ‘A’	35,347	(298,329)
EPR Properties REIT	302	(20,660)
EQT Corp	3,295	(145,738)
Euronet Worldwide Inc	391	(39,186)
Extraction Oil & Gas Inc	2,599	(29,343)
FireEye Inc	7,540	(128,180)
First Data Corp ‘A’	44,364	(1,085,587)
First Republic Bank	212	(20,352)
FirstEnergy Corp	15,102	(561,341)
Floor & Decor Holdings Inc ‘A’	652	(19,671)
Flowserve Corp	2,935	(160,515)
FNB Corp	10,656	(135,544)
Ford Motor Co	23,217	(214,757)
Gartner Inc	2,198	(348,383)
GATX Corp	344	(29,787)
GCI Liberty Inc ‘A’	522	(26,622)
General Electric Co	29,746	(335,832)
General Motors Co	1,126	(37,912)
Genesee & Wyoming Inc ‘A’	1,689	(153,682)
Gentex Corp	409	(8,777)
Global Payments Inc	3,028	(385,767)
Granite Construction Inc	4,308	(196,876)
Guidewire Software Inc	2,330	(235,353)
Harley-Davidson Inc	911	(41,268)
HCP Inc REIT	620	(16,318)
Healthcare Services Group Inc	2,537	(103,053)
HEICO Corp	3,756	(347,843)
Henry Schein Inc	415	(35,287)
Highwoods Properties Inc REIT	204	(9,641)
Home BancShares Inc	552	(12,089)
Host Hotels & Resorts Inc REIT	402	(8,482)
Hudson Pacific Properties Inc REIT	413	(13,513)
IHS Markit Ltd	4,486	(242,065)
International Game Technology PLC	3,662	(72,324)
Ionis Pharmaceuticals Inc	2,611	(134,675)
IPG Photonics Corp	47	(7,335)
Jack in the Box Inc	600	(50,298)
Jefferies Financial Group Inc	752	(16,514)
Kemper Corp	2,527	(203,297)
Kennametal Inc	453	(19,733)
Kilroy Realty Corp REIT	229	(16,417)
Kimco Realty Corp REIT	863	(14,447)
KLX Energy Services Holdings Inc	67	(2,151)
Knight-Swift Transportation Holdings Inc	2,492	(85,924)
Knowles Corp	7,727	(128,423)
Leggett & Platt Inc	2,092	(91,609)
LendingTree Inc	161	(37,046)
Lennar Corp ‘A’	641	(29,928)
Liberty Broadband Corp ‘C’	339	(28,578)
Liberty Expedia Holdings Inc ‘A’	212	(9,972)
LifePoint Health Inc	143	(9,209)
Lions Gate Entertainment Corp ‘A’	1,199	(29,244)
Live Nation Entertainment Inc	441	(24,021)
LKQ Corp	525	(16,627)
Loews Corp	918	(46,111)
Lumentum Holdings Inc	1,667	(99,937)
Macquarie Infrastructure Corp	14,910	(687,798)
Mallinckrodt PLC	4,244	(124,392)

Referenced Entity	Shares	Value
Markel Corp	16	($19,016)
MarketAxess Holdings Inc	68	(12,137)
Martin Marietta Materials Inc	49	(8,916)
Matador Resources Co	1,721	(56,879)
Mattel Inc	1,231	(19,327)
McCormick & Co Inc	1,930	(254,278)
Medical Properties Trust Inc REIT	1,365	(20,352)
Medidata Solutions Inc	1,709	(125,287)
Mercury General Corp	2,214	(111,054)
Meredith Corp	2,590	(132,220)
MetLife Inc	1,112	(51,953)
MGM Resorts International	823	(22,970)
Microchip Technology Inc	2,909	(229,549)
Monolithic Power Systems Inc	73	(9,164)
Monster Beverage Corp	822	(47,906)
Morgan Stanley	708	(32,972)
Nabors Industries Ltd	1,065	(6,560)
National Fuel Gas Co	2,865	(160,612)
NCR Corp	2,381	(67,644)
Nektar Therapeutics	770	(46,939)
NetScout Systems Inc	4,671	(117,943)
Neurocrine Biosciences Inc	888	(109,180)
New York Community Bancorp Inc	20,006	(207,462)
Newell Brands Inc	25,647	(520,634)
Newmont Mining Corp	5,237	(158,157)
News Corp ‘A’	512	(6,753)
NextEra Energy Inc	286	(47,934)
Nielsen Holdings PLC	6,587	(182,196)
NiSource Inc	1,074	(26,764)
Norwegian Cruise Line Holdings Ltd	1,139	(65,413)
NOW Inc	4,272	(70,702)
NRG Energy Inc	2,036	(76,146)
NuVasive Inc	5,878	(417,220)
Oasis Petroleum Inc	1,645	(23,326)
Omega Healthcare Investors Inc REIT	1,071	(35,097)
OPKO Health Inc	6,978	(24,144)
PacWest Bancorp	1,967	(93,728)
Pandora Media Inc	25,958	(246,861)
Paramount Group Inc REIT	632	(9,537)
Penske Automotive Group Inc	1,909	(90,468)
Perrigo Co PLC	1,209	(85,597)
PG&E Corp	815	(37,498)
Pinnacle Financial Partners Inc	1,093	(65,744)
Platform Specialty Products Corp	3,976	(49,581)
Post Holdings Inc	5,168	(506,671)
PPL Corp	16,683	(488,145)
Premier Inc ‘A’	7,324	(335,293)
Prestige Brands Holdings Inc	6,140	(232,645)
Range Resources Corp	5,179	(87,991)
Realogy Holdings Corp	4,710	(97,214)
Realty Income Corp REIT	117	(6,656)
Rowan Cos PLC ‘A’	5,607	(105,580)
Royal Gold Inc	1,002	(77,214)
Sabra Health Care REIT Inc	1,621	(37,478)
Sally Beauty Holdings Inc	1,459	(26,831)
Scientific Games Corp	2,858	(72,593)
Sealed Air Corp	383	(15,377)
Seattle Genetics Inc	2,777	(214,162)
Sempra Energy	2,581	(293,589)
Sensata Technologies Holding PLC	5,095	(252,457)
Six Flags Entertainment Corp	1,732	(120,928)
SL Green Realty Corp REIT	236	(23,017)
SLM Corp	42,882	(478,134)
SM Energy Co	4,803	(151,439)
Sotheby’s	2,914	(143,340)
Southwest Gas Holdings Inc	1,448	(114,435)
Spectrum Brands Holdings Inc	144	(10,760)
Spirit Airlines Inc	6,747	(316,907)
Sprouts Farmers Market Inc	2,161	(59,233)
Square Inc ‘A’	1,117	(110,594)
Stericycle Inc	2,068	(121,350)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Sterling Bancorp	16,368	($360,096)
Stifel Financial Corp	4,568	(234,156)
SVB Financial Group	136	(42,273)
Syneos Health Inc	2,073	(106,863)
Targa Resources Corp	4,700	(264,657)
Taubman Centers Inc REIT	734	(43,915)
Telephone & Data Systems Inc	1,531	(46,588)
Tempur Sealy International Inc	167	(8,834)
Tenet Healthcare Corp	3,449	(98,159)
Tesla Inc	2,068	(547,544)
Texas Capital Bancshares Inc	1,882	(155,547)
The Charles Schwab Corp	4,941	(242,850)
The Goodyear Tire & Rubber Co	1,086	(25,402)
The Hain Celestial Group Inc	6,798	(184,362)
The JM Smucker Co	313	(32,117)
The Kraft Heinz Co	11,149	(614,421)
The Middleby Corp	529	(68,426)
The Mosaic Co	1,139	(36,995)
The New York Times Co ‘A’	4,625	(107,069)
The Southern Co	2,018	(87,985)
The Ultimate Software Group Inc	20	(6,444)
The Wendy’s Co	6,946	(119,054)
The Williams Cos Inc	1,490	(40,513)
Thor Industries Inc	186	(15,568)
TransDigm Group Inc	1,014	(377,512)
Transocean Ltd	3,855	(53,777)
TreeHouse Foods Inc	6,415	(306,958)
TRI Pointe Group Inc	12,155	(150,722)
Tyler Technologies Inc	363	(88,957)
Under Armour Inc ‘A’	599	(12,711)
United Bankshares Inc	7,935	(288,437)
United Continental Holdings Inc	668	(59,492)
United Natural Foods Inc	921	(27,584)

Referenced Entity	Shares	Value
United States Steel Corp	1,384	($42,184)
Uniti Group Inc REIT	24,454	(492,748)
Universal Display Corp	2,911	(343,207)
Valley National Bancorp	1,221	(13,736)
Valvoline Inc	4,356	(93,698)
Ventas Inc REIT	175	(9,516)
VEREIT Inc REIT	58,702	(426,177)
ViaSat Inc	5,371	(343,475)
Visa Inc ‘A’	2,209	(331,549)
Visteon Corp	1,309	(121,606)
Vornado Realty Trust REIT	206	(15,038)
Vulcan Materials Co	309	(34,361)
Wabtec Corp	3,510	(368,129)
Washington Federal Inc	305	(9,760)
Washington Prime Group Inc REIT	4,692	(34,252)
Weatherford International PLC	74,323	(201,415)
Webster Financial Corp	3,148	(185,606)
Welbilt Inc	4,247	(88,677)
Wells Fargo & Co	3,819	(200,727)
Welltower Inc REIT	1,057	(67,986)
Willis Towers Watson PLC	181	(25,510)
Workday Inc ‘A’	1,296	(189,190)
Wyndham Destinations Inc	961	(41,669)
XPO Logistics Inc	673	(76,836)
Zayo Group Holdings Inc	9,408	(326,646)
Zillow Group Inc ‘C’	1,877	(83,057)
Zions Bancorp NA	1,856	(93,078)

		(37,645,011)

Total Short Positions		(37,792,493)

Total Long and Short Positions		$4,950,126

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW plus or minus a specified spread (rates range from (0.962%) to 0.350%) as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.

	JPM	01/11/19- 10/28/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Australia

Alumina Ltd	4,314	$8,636
Aurizon Holdings Ltd	50,025	148,522
BlueScope Steel Ltd	919	11,272
Boral Ltd	2,431	12,135
Caltex Australia Ltd	1,703	36,791
CIMIC Group Ltd	8,184	303,751
Newcrest Mining Ltd	6,226	87,428
Orica Ltd	1,996	24,552
Origin Energy Ltd	7,747	46,177
Qantas Airways Ltd	4,188	17,851
Santos Ltd	2,220	11,655
Woodside Petroleum Ltd	3,606	100,596

		809,366

Total Long Positions		809,366

Referenced Entity	Shares	Value
Short Positions:

Australia

APA Group »	24,957	($179,975)
Challenger Ltd	2,812	(22,753)
Computershare Ltd	843	(12,140)
CSL Ltd	46	(6,684)
Healthscope Ltd	68,792	(104,356)
Ramsay Health Care Ltd	234	(9,284)
REA Group Ltd	1,240	(76,933)
SEEK Ltd	13,592	(203,515)
Sydney Airport »	2,939	(14,629)
TPG Telecom Ltd	12,495	(77,075)
Transurban Group »	1,714	(11,912)
Vocus Group Ltd	41,691	(98,735)

		(817,991)

Total Short Positions		(817,991)

Total Long and Short Positions		($8,625)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR plus or minus a specified spread (rates range from (4.051%) to 0.300%) as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.

	JPM	10/29/18- 10/28/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Chile

Antofagasta PLC	1,142	$12,690

Russia

Evraz PLC	12,961	95,399

South Africa

Investec PLC	18,534	130,019

Switzerland

Coca-Cola HBC AG	5,528	188,335
IWG PLC	10,953	34,616

		222,951

United Kingdom

Aviva PLC	1,120	7,146
BAE Systems PLC	2,989	24,510
Barclays PLC	4,088	9,067
Barratt Developments PLC	16,613	122,687
BBA Aviation PLC	15,722	61,541
Beazley PLC	2,106	15,659
Bellway PLC	3,411	133,872
BP PLC	8,726	66,883
Britvic PLC	797	8,113
BT Group PLC	84,567	248,235
Burberry Group PLC	11,570	303,822
Centrica PLC	37,135	74,975
Close Brothers Group PLC	4,419	91,078
Direct Line Insurance Group PLC	4,216	17,795
Dixons Carphone PLC	8,638	19,042
Drax Group PLC	6,296	31,830
DS Smith PLC	1,225	7,630
Experian PLC	637	16,346
GVC Holdings PLC	1,479	17,699
Hays PLC	13,305	35,319
Howden Joinery Group PLC	1,599	9,765
Inchcape PLC	15,094	131,430
Indivior PLC	10,867	26,063
Intermediate Capital Group PLC	4,885	69,286
JD Sports Fashion PLC	12,770	76,312
Man Group PLC	47,563	109,108
Meggitt PLC	9,097	67,163
Moneysupermarket.com Group PLC	28,860	105,015
National Grid PLC	2,087	21,556
Persimmon PLC	5,384	165,760
Petrofac Ltd	1,076	9,048
Playtech PLC	2,567	16,292
Rentokil Initial PLC	1,697	7,029
Rolls-Royce Holdings PLC	1,969	25,332
Royal Bank of Scotland Group PLC	16,142	52,302
Royal Mail PLC	34,250	212,912
RPC Group PLC	1,556	16,114
Smith & Nephew PLC	10,753	196,186
Spectris PLC	930	28,726
Standard Life PLC	42,782	170,471
Tate & Lyle PLC	13,217	117,533
Taylor Wimpey PLC	34,749	77,671
Thomas Cook Group PLC	43,542	32,816

Referenced Entity	Shares	Value
WH Smith PLC	845	$22,688
William Hill PLC	40,819	134,132

		3,213,959

Total Long Positions		3,675,018

Short Positions:

Australia

BHP Billiton PLC	4,854	(105,923)
Rio Tinto PLC	1,115	(56,243)

		(162,166)

South Africa

Mediclinic International PLC	9,952	(55,583)
Old Mutual Ltd	5,230	(11,041)

		(66,624)

Switzerland

Glencore PLC	71,178	(306,827)

United Arab Emirates

NMC Health PLC	559	(24,711)

United Kingdom

AA PLC	42,022	(53,129)
Admiral Group PLC	3,964	(107,454)
Aggreko PLC	7,318	(83,225)
ASOS PLC	856	(64,189)
Auto Trader Group PLC	4,714	(27,423)
Babcock International Group PLC	13,120	(123,564)
Balfour Beatty PLC	18,634	(66,476)
British American Tobacco PLC	778	(36,271)
BTG PLC	7,739	(55,583)
Capita PLC	18,503	(34,429)
Cobham PLC	52,298	(79,468)
ConvaTec Group PLC	41,140	(124,477)
Essentra PLC	3,245	(17,096)
Greene King PLC	8,835	(56,414)
Halma PLC	5,234	(98,540)
Hargreaves Lansdown PLC	5,508	(160,342)
Inmarsat PLC	15,381	(100,127)
ITV PLC	11,556	(23,717)
J Sainsbury PLC	31,393	(131,522)
John Wood Group PLC	35,153	(352,684)
Legal & General Group PLC	11,661	(39,808)
Melrose Industries PLC	2,527	(6,578)
Merlin Entertainments PLC	37,028	(193,108)
Micro Focus International PLC	16,079	(299,020)
Pennon Group PLC	4,844	(45,019)
Provident Financial PLC	2,640	(20,769)
Reckitt Benckiser Group PLC	2,468	(225,453)
Rightmove PLC	10,885	(66,800)
Rotork PLC	15,060	(64,822)
Severn Trent PLC	782	(18,850)
St James’s Place PLC	788	(11,746)
The Sage Group PLC	7,758	(59,252)
The Weir Group PLC	2,777	(63,710)
Travis Perkins PLC	449	(6,231)
United Utilities Group PLC	9,479	(87,017)
Whitbread PLC	157	(9,650)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Wm Morrison Supermarkets PLC	10,202	($34,493)
WPP PLC	5,007	(73,326)

		(3,121,782)

Total Short Positions		(3,682,110)

Total Long and Short Positions		($7,092)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR plus or minus a specified spread (rates range from (2.250%) to 0.479%) as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.

	JPM	12/06/18- 10/28/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Hong Kong

Chow Tai Fook Jewellery Group Ltd	34,800	$35,683
CLP Holdings Ltd	1,000	11,711
Henderson Land Development Co Ltd	5,500	27,621
Kerry Properties Ltd	27,500	93,378
Lifestyle International Holdings Ltd	7,500	14,708
Melco International Development Ltd	48,000	95,557
Power Assets Holdings Ltd	1,000	6,951
Sino Land Co Ltd	30,000	51,396
Sun Hung Kai Properties Ltd	500	7,256
The Wharf Holdings Ltd	3,000	8,168
VTech Holdings Ltd	2,000	23,085
Wheelock & Co Ltd	14,000	84,170
Yue Yuen Industrial Holdings Ltd	43,000	119,539

		579,223

Macao

SJM Holdings Ltd	9,000	8,292

Total Long Positions		587,515

Referenced Entity	Shares	Value
Short Positions:

China

Guotai Junan International Holdings Ltd	16,000	($2,797)
Minth Group Ltd	14,000	(57,597)

		(60,394)

Hong Kong

AIA Group Ltd	16,200	(144,454)
ASM Pacific Technology Ltd	6,800	(69,487)
Cathay Pacific Airways Ltd	19,639	(29,608)
Haitong International Securities Group Ltd	6,270	(2,192)
Hong Kong & China Gas Co Ltd	53,497	(106,034)
Hysan Development Co Ltd	2,000	(10,100)
MTR Corp Ltd	24,603	(129,385)
Value Partners Group Ltd	36,276	(28,863)

		(520,123)

Macao

MGM China Holdings Ltd	16,197	(25,571)

Total Short Positions		(606,088)

Total Long and Short Positions		($18,573)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR plus or minus a specified spread (rates range from (2.000%) to 0.408%) as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.

	JPM	02/26/19- 10/29/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

China

Yangzijiang Shipbuilding Holdings Ltd	16,206	$14,692

Singapore

ComfortDelGro Corp Ltd	5,600	9,953
DBS Group Holdings Ltd	400	7,630
Genting Singapore Ltd	77,100	59,763

		77,346

Total Long Positions		92,038

Referenced Entity	Shares	Value
Short Positions:

Singapore

CapitaLand Ltd	7,700	($18,966)
Golden Agri-Resources Ltd	38,700	(7,069)
Singapore Post Ltd	75,800	(62,636)

		(88,671)

Total Short Positions		(88,671)

Total Long and Short Positions		$3,367

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate plus or minus a specified spread (rates range from (1.380%) to 0.330%) as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.

	MSC	05/02/19

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Canada

Air Canada	17,753	$379,346
Atco Ltd ‘I’	241	7,044
Bombardier Inc ‘B’	5,030	17,914
CAE Inc	480	9,744
Canadian Imperial Bank of Commerce	231	21,645
Canadian Tire Corp Ltd ‘A’	818	95,843
CGI Group Inc ‘A’	99	6,383
Constellation Software Inc	45	33,093
Dollarama Inc	8,527	268,620
Empire Co Ltd ‘A’	5,641	102,806
Fairfax Financial Holdings Ltd	20	10,866
Finning International Inc	3,774	92,184
Industrial Alliance Insurance & Financial Services Inc	1,541	61,621
Kinross Gold Corp	3,042	8,290
Linamar Corp	2,372	109,285
Methanex Corp	598	47,205
Quebecor Inc ‘B’	692	13,876
Suncor Energy Inc	306	11,841
Teck Resources Ltd ‘B’	576	13,882
Tourmaline Oil Corp	399	7,025
West Fraser Timber Co Ltd	3,552	202,150
WestJet Airlines Ltd	852	13,529

		1,534,192

Chile

Lundin Mining Corp	4,278	22,654

United States

Bausch Health Cos Inc	1,178	30,250
BRP Inc	1,499	70,317

		100,567

Total Long Positions		1,657,413

Referenced Entity	Shares	Value
Short Positions:

Brazil

Yamana Gold	2,666	($6,646)

Canada

Agnico Eagle Mines Ltd	1,393	(47,583)
AltaGas Ltd	6,965	(110,812)
Barrick Gold Corp	3,981	(44,043)
Brookfield Asset Management Inc ‘A’	390	(17,358)
Cameco Corp	13,525	(154,239)
Canadian Utilities Ltd ‘A’	2,322	(57,096)
Cenovus Energy Inc	807	(8,103)
Eldorado Gold Corp	12,431	(10,875)
Element Fleet Management Corp	9,238	(47,561)
Enbridge Inc	9,629	(310,717)
Franco-Nevada Corp	656	(41,037)
Gildan Activewear Inc	223	(6,785)
Goldcorp Inc	3,135	(31,941)
Inter Pipeline Ltd	1,138	(19,735)
Keyera Corp	2,884	(77,277)
Pembina Pipeline Corp	323	(10,975)
Peyto Exploration & Development Corp	2,418	(20,836)
PrairieSky Royalty Ltd	615	(10,804)
Seven Generations Energy Ltd ‘A’	637	(7,595)
Shopify Inc ‘A’	71	(11,670)
SNC-Lavalin Group Inc	236	(9,623)
Stantec Inc	582	(14,477)
TransCanada Corp	5,241	(212,050)
Wheaton Precious Metals Corp	9,519	(166,554)
WSP Global Inc	498	(27,255)

		(1,477,001)

Zambia

First Quantum Minerals Ltd	16,775	(191,043)

Total Short Positions		(1,674,690)

Total Long and Short Positions		($17,277)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS plus or minus a specified spread (rates range from (1.250%) to 0.350%) as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Switzerland

Adecco Group AG	2,181	$114,649
Barry Callebaut AG	5	9,468
Flughafen Zurich AG	481	97,191
GAM Holding AG	5,205	37,011
Georg Fischer AG	192	217,472
Partners Group Holding AG	18	14,269
Roche Holding AG	177	42,801
Sika AG	1,291	187,866
Sonova Holding AG	354	70,258
Temenos Group AG	3,166	515,654

		1,306,639

Total Long Positions		1,306,639

Referenced Entity	Shares	Value
Short Positions:

Austria

ams AG	3,594	($202,287)

Switzerland

Chocoladefabriken Lindt & Spruengli AG	16	(111,975)
Credit Suisse Group AG	27,239	(408,734)
Dufry AG	617	(69,711)
Lonza Group AG	222	(75,945)
Straumann Holding AG	10	(7,534)
UBS Group AG	2,352	(37,135)
Vifor Pharma AG	2,078	(360,264)

		(1,071,298)

Total Short Positions		(1,273,585)

Total Long and Short Positions		$33,054

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.

	MSC	05/01/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Denmark

Carlsberg AS ‘B’	84	$10,074
Coloplast AS ‘B’	279	28,501
Dfds AS	347	17,162
DSV AS	231	20,991
GN Store Nord AS	7,294	355,045
H Lundbeck AS	3,741	230,926
Jyske Bank AS	152	7,360
Novo Nordisk AS ‘B’	1,995	93,895
Orsted AS	766	52,052
Rockwool International AS ‘B’	88	37,654

		853,660

Total Long Positions		853,660

Referenced Entity	Shares	Value

Short Positions:

Denmark

AP Moller-Maersk AS ‘B’	143	($200,897)
Genmab AS	1,694	(266,080)
Pandora AS	1,321	(82,494)

		(549,471)

Total Short Positions		(549,471)

Total Long and Short Positions		$304,189

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA plus or minus a specified spread (rates range from (12.750%) to 0.350%) as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Belgium

Ageas	2,985	$160,469
Bekaert SA	462	11,479
bpost SA	1,870	30,346
Solvay SA	694	93,033
UCB SA	2,404	216,033

		511,360

Finland

Cargotec OYJ ‘B’	1,238	55,579
Fortum OYJ	2,112	52,930
Kesko OYJ ‘B’	2,788	151,252
Neste OYJ	5,152	424,655
Stora Enso OYJ ‘R’	821	15,678
UPM-Kymmene OYJ	1,551	60,829

		760,923

France

Aeroports de Paris	44	9,907
Alstom SA	537	24,019
Amundi SA	126	9,436
Atos SE	1,431	170,270
BioMerieux	245	20,450
Cie Generale des Etablissements Michelin	3,251	388,025
Cie Plastic Omnium SA	242	9,125
CNP Assurances	3,408	82,152
Elior Group	501	7,758
Engie SA	22,637	333,267
Eutelsat Communications SA	508	12,002
Faurecia SA	112	6,736
Hermes International	112	74,203
Imerys SA	119	8,788

Referenced Entity	Shares	Value
Ipsen SA	120	$20,202
Peugeot SA	8,465	228,349
Renault SA	1,364	117,989
Societe BIC SA	84	7,690
Sopra Steria Group	55	8,815
Teleperformance	2,373	447,678
Thales SA	1,108	157,425
TOTAL SA	5,564	361,775

		2,506,061

Germany

Allianz SE	755	168,037
Aurubis AG	2,417	168,681
Covestro AG	6,186	500,739
Delivery Hero SE	242	11,621
Deutsche Lufthansa AG	10,425	255,869
Hannover Rueck SE	102	14,397
HeidelbergCement AG	159	12,419
Hella GmbH & Co KGaA	172	9,586
HOCHTIEF AG	596	98,802
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	177	39,097
Rheinmetall AG	1,993	208,328
Salzgitter AG	2,902	144,790
Schaeffler AG Preferred	2,274	29,006
Software AG	3,545	161,401
Suedzucker AG	4,129	54,898
Talanx AG	1,949	74,055
Wirecard AG	1,191	257,672

		2,209,398

Italy

A2A SPA	157,692	273,474
Autogrill SPA	10,096	103,038

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
DiaSorin SPA	358	$37,629
Eni SPA	26,438	498,345
Hera SPA	24,488	76,152
Mediobanca Banca di Credito Finanziario SpA	900	8,957
Moncler SPA	6,520	280,539
Poste Italiane SpA	1,601	12,770
Prysmian SPA	1,552	36,034
Snam SpA	2,369	9,851
UniCredit SpA	2,711	40,678

		1,377,467

Luxembourg

APERAM SA	837	38,288
SES SA	5,429	119,133

		157,421

Netherlands

Aalberts Industries NV	191	8,133
Akzo Nobel NV	719	67,258
ASM International NV	3,904	202,251
ASML Holding NV	87	16,335
ASR Nederland NV	5,951	283,660
Koninklijke Ahold Delhaize NV	9,279	212,884
Koninklijke DSM NV	369	39,082
NN Group NV	3,585	160,007
Signify NV	7,502	194,188
Wolters Kluwer NV	517	32,230

		1,216,028

Portugal

Galp Energia SGPS SA	606	12,016

Spain

Acerinox SA	5,062	72,213
Amadeus IT Group SA	2,198	203,730
Ebro Foods SA	922	20,124
Enagas SA	1,207	32,532
Endesa SA	13,193	284,569
Mapfre SA	3,308	10,347
Repsol SA	27,215	541,777

		1,165,292

Switzerland

STMicroelectronics NV	3,456	63,320

United Kingdom

Fiat Chrysler Automobiles NV	406	7,101

Total Long Positions		9,986,387

Short Positions:

Belgium

Anheuser-Busch InBev SA NV	4,226	(369,924)
Telenet Group Holding NV	2,210	(121,769)
Umicore SA	349	(19,495)

		(511,188)

Finland

Amer Sports OYJ	3,253	(132,930)
Huhtamaki OYJ	2,954	(94,626)
Metso OYJ	227	(8,034)
Outokumpu OYJ	8,660	(50,786)

		(286,376)

France

Air France-KLM	7,718	(80,440)
Altran Technologies SA	1,766	(15,315)

Referenced Entity	Shares	Value
Bollore SA	85,447	($369,082)
Carrefour SA	3,284	(62,944)
Edenred	9,815	(374,025)
Electricite de France SA	10,253	(180,318)
Getlink SE	6,977	(89,131)
Iliad SA	1,650	(215,529)
Ingenico Group SA	3,582	(272,343)
JCDecaux SA	2,431	(88,909)
Orpea	885	(114,491)
Remy Cointreau SA	522	(68,079)
Rexel SA	472	(7,090)
Suez	6,221	(88,493)
Technicolor SA	28,806	(34,533)
Valeo SA	2,334	(101,064)
Vivendi SA	8,104	(208,411)

		(2,370,197)

Germany

1&1 Drillisch AG	568	(27,611)
Axel Springer SE	135	(9,076)
Bayer AG	1,333	(118,238)
Bilfinger SE	171	(8,627)
CECONOMY AG	2,425	(17,143)
Daimler AG	1,464	(92,264)
Deutsche Bank AG	44,447	(506,238)
Deutsche Telekom AG	13,514	(217,557)
Fielmann AG	234	(14,080)
Fraport AG Frankfurt Airport Services Worldwide	141	(12,448)
GEA Group AG	5,904	(210,147)
OSRAM Licht AG	2,132	(84,655)
Puma SE	20	(9,868)
Sartorius AG Preferred	151	(24,476)
Siemens Healthineers AG	315	(13,852)
thyssenkrupp AG	5,088	(128,352)
Zalando SE	3,595	(139,696)

		(1,634,328)

Italy

Atlantia SpA	797	(16,535)
Banco BPM SpA	31,361	(77,014)
BPER Banca	10,344	(47,710)
Buzzi Unicem SpA	4,141	(85,866)
Davide Campari-Milano SpA	2,623	(22,337)
Leonardo SPA	20,989	(252,271)
Pirelli & C SpA	1,255	(10,515)
Recordati SPA	956	(32,326)
Saipem SpA	5,089	(31,267)
Telecom Italia SpA/Milano	153,058	(92,521)
Unione di Banche Italiane SpA	30,029	(120,173)

		(788,535)

Luxembourg

Eurofins Scientific SE	483	(274,793)
Tenaris SA	22,594	(378,392)

		(653,185)

Netherlands

ALTICE EUROPE NV	24,311	(65,601)
Boskalis Westminster	1,784	(56,175)
Koninklijke KPN NV	22,598	(59,614)
Koninklijke Vopak NV	3,703	(182,433)
OCI NV	5,194	(166,051)
SBM Offshore NV	11,549	(208,481)

		(738,355)

Spain

Atresmedia Corp de Medios de Comunicacion SA	409	(2,539)
Banco Santander SA	20,778	(104,028)
Bankia SA	54,884	(214,251)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Cellnex Telecom SAU	10,777	($282,651)
Distribuidora Internacional de Alimentacion SA	8,123	(18,827)
Grifols SA	6,156	(173,093)
Industria de Diseno Textil SA	5,852	(176,798)
Telefonica SA	17,468	(137,793)
Zardoya Otis SA	3,050	(28,417)

		(1,138,397)

Referenced Entity	Shares	Value

United States

QIAGEN NV	7,807	($295,671)

Total Short Positions		(8,416,232)

Total Long and Short Positions		$1,570,155

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC plus or minus a specified spread (rates range from (2.750%) to 0.450%) as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.

	MSC	05/01/20

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Japan

Alfresa Holdings Corp	8,500	$227,679
Amada Holdings Co Ltd	2,300	24,556
ANA Holdings Inc	500	17,467
Astellas Pharma Inc	9,100	158,913
Bandai Namco Holdings Inc	6,800	264,186
Chubu Electric Power Co Inc	1,000	15,148
Citizen Watch Co Ltd	1,500	9,885
CyberAgent Inc	500	26,608
Daiichi Sankyo Co Ltd	300	13,004
Eisai Co Ltd	500	48,709
Fujitsu Ltd	1,100	78,364
GungHo Online Entertainment Inc	4,700	9,672
Hakuhodo DY Holdings Inc	8,300	145,776
Haseko Corp	24,700	320,802
Hitachi High-Technologies Corp	1,300	44,887
Hitachi Ltd	4,400	149,563
Idemitsu Kosan Co Ltd	9,300	492,384
Inpex Corp	19,000	237,397
ITOCHU Corp	2,400	43,927
Itochu Techno-Solutions Corp	12,200	265,047
Japan Airlines Co Ltd	13,400	481,624
JFE Holdings Inc	700	16,058
JXTG Holdings Inc	64,200	485,596
Kajima Corp	12,500	181,757
Kamigumi Co Ltd	5,300	116,826
Kaneka Corp	800	36,958
Kobayashi Pharmaceutical Co Ltd	900	66,259
Kobe Steel Ltd	1,500	13,330
Kose Corp	200	38,109
Kyushu Railway Co	500	15,223
Lion Corp	1,100	24,431
Marubeni Corp	1,100	10,060
Matsumotokiyoshi Holdings Co Ltd	5,200	213,243
Medipal Holdings Corp	7,300	152,510
Mitsubishi Gas Chemical Co Inc	6,900	146,887
Mitsubishi Tanabe Pharma Corp	6,600	110,462
Mitsui & Co Ltd	500	8,885
Mitsui Chemicals Inc	400	10,002
Mixi Inc	2,400	57,565
Mizuho Financial Group Inc	6,200	10,805
NHK Spring Co Ltd	13,000	135,192
Nikon Corp	2,400	45,099
Nippon Express Co Ltd	3,700	242,993
Nippon Shinyaku Co Ltd	700	45,921
Nippon Shokubai Co Ltd	900	69,929
NOK Corp	400	6,866
Nomura Research Institute Ltd	300	15,149
Obayashi Corp	22,900	216,893
Obic Co Ltd	100	9,458
Oji Holdings Corp	1,000	7,262

Referenced Entity	Shares	Value
Ono Pharmaceutical Co Ltd	800	$22,645
Oracle Corp Japan	2,000	161,145
Osaka Gas Co Ltd	1,200	23,432
Otsuka Corp	5,400	201,420
Persol Holdings Co Ltd	4,000	93,882
Pigeon Corp	200	11,271
Pola Orbis Holdings Inc	5,400	197,225
Rinnai Corp	100	7,624
Rohm Co Ltd	100	7,316
Sankyo Co Ltd	200	7,824
SCSK Corp	800	37,793
Sega Sammy Holdings Inc	9,600	141,555
Sekisui Chemical Co Ltd	900	16,597
SG Holdings Co Ltd	300	7,859
Shimamura Co Ltd	100	9,486
Shimizu Corp	1,300	11,869
Shinsei Bank Ltd	500	8,169
Sojitz Corp	20,600	74,336
Square Enix Holdings Co Ltd	10,000	413,465
Stanley Electric Co Ltd	200	6,838
Sugi Holdings Co Ltd	200	9,823
Sumitomo Chemical Co Ltd	2,000	11,705
Sumitomo Dainippon Pharma Co Ltd	900	20,670
Sumitomo Heavy Industries Ltd	1,200	42,830
Sundrug Co Ltd	200	7,137
Suruga Bank Ltd	2,100	10,500
Suzuken Co Ltd	3,700	175,562
Taiheiyo Cement Corp	2,800	87,816
Taisei Corp	7,300	332,759
Taisho Pharmaceutical Holdings Co Ltd	100	12,233
The Chugoku Bank Ltd	800	8,146
The Gunma Bank Ltd	8,600	44,268
The Hachijuni Bank Ltd	7,600	34,835
The Hiroshima Bank Ltd	1,600	10,827
The Iyo Bank Ltd	1,300	8,123
Tokyo Broadcasting System Holdings Inc	3,500	72,882
Tokyo Electric Power Co Holdings Inc	7,700	37,838
Tokyo Gas Co Ltd	1,500	36,897
Toppan Printing Co Ltd	500	8,027
Tosoh Corp	7,900	121,675
Toyo Suisan Kaisha Ltd	3,000	116,467
Toyoda Gosei Co Ltd	800	19,757
Toyota Boshoku Corp	6,700	125,218
Toyota Tsusho Corp	400	15,103

		8,418,175

Total Long Positions		8,418,175

Short Positions:

Japan

Aeon Co Ltd	13,300	(320,468)
AEON Financial Service Co Ltd	6,100	(126,337)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Referenced Entity	Shares	Value
Asics Corp	11,500	($171,508)
Calbee Inc	7,600	(250,239)
Casio Computer Co Ltd	2,000	(32,691)
Daifuku Co Ltd	500	(25,482)
Daiwa Securities Group Inc	2,600	(15,813)
Denso Corp	300	(15,848)
Don Quijote Holdings Co Ltd	900	(45,543)
Electric Power Development Co Ltd	300	(8,304)
FamilyMart UNY Holdings Co Ltd	1,396	(145,467)
Fast Retailing Co Ltd	200	(101,320)
Hamamatsu Photonics KK	2,904	(115,656)
Hokuriku Electric Power Co	13,400	(137,283)
Isetan Mitsukoshi Holdings Ltd	17,200	(211,164)
Japan Airport Terminal Co Ltd	300	(13,647)
Japan Post Insurance Co Ltd	500	(11,854)
Japan Tobacco Inc	600	(15,668)
JGC Corp	800	(18,345)
Kakaku.com Inc	3,500	(68,383)
Kansai Paint Co Ltd	6,000	(110,581)
Keihan Holdings Co Ltd	2,200	(84,017)
Keikyu Corp	9,100	(165,856)
Keio Corp	2,500	(136,834)
Keyence Corp	300	(174,266)
Kikkoman Corp	3,100	(184,626)
Kintetsu Group Holdings Co Ltd	3,700	(148,803)
Konica Minolta Inc	3,100	(32,990)
Kyushu Electric Power Co Inc	1,200	(14,504)
LINE Corp	1,800	(75,834)
M3 Inc	1,200	(27,214)
Marui Group Co Ltd	18,753	(462,709)
Mitsubishi Logistics Corp	5,200	(134,327)
Mitsubishi UFJ Lease & Finance Co Ltd	1,600	(9,417)
Nagoya Railroad Co Ltd	4,200	(104,010)
Nankai Electric Railway Co Ltd	1,900	(47,735)
NGK Spark Plug Co Ltd	10,400	(303,156)

Referenced Entity	Shares	Value
Nidec Corp	500	($71,898)
Nintendo Co Ltd	800	(291,067)
Nippon Paint Holdings Co Ltd	7,000	(261,283)
NSK Ltd	800	(9,170)
Odakyu Electric Railway Co Ltd	9,200	(217,644)
Orient Corp	4,900	(7,201)
Rakuten Inc	900	(6,895)
Ricoh Co Ltd	35,400	(380,358)
Seven Bank Ltd	19,000	(60,009)
Shikoku Electric Power Co Inc	11,700	(152,870)
Shimano Inc	2,100	(338,622)
SoftBank Group Corp	2,400	(239,759)
Sompo Holdings Inc	400	(17,043)
Sony Financial Holdings Inc	13,400	(295,498)
Suzuki Motor Corp	5,500	(315,211)
Sysmex Corp	300	(25,870)
T&D Holdings Inc	11,800	(194,872)
TDK Corp	2,000	(217,918)
Terumo Corp	200	(11,837)
The Bank of Kyoto Ltd	2,300	(120,052)
The Chugoku Electric Power Co Inc	13,200	(169,632)
The Yokohama Rubber Co Ltd	3,000	(64,662)
Tokio Marine Holdings Inc	3,000	(148,930)
Toray Industries Inc	1,600	(12,005)
Toyota Industries Corp	200	(11,837)
Toyota Motor Corp	3,800	(236,751)
Yamaha Corp	1,900	(100,677)
Yamato Holdings Co Ltd	5,700	(175,013)
Yaskawa Electric Corp	7,200	(213,848)

		(8,436,331)

Total Short Positions		(8,436,331)

Total Long and Short Positions		($18,156)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Norway

Equinor ASA	7,308	$205,474
Leroy Seafood Group ASA	16,001	130,583
Norsk Hydro ASA	10,978	65,834
Orkla ASA	3,118	26,344
Salmar ASA	3,968	198,229
Telenor ASA	396	7,744

		634,208

Total Long Positions		634,208

Referenced Entity	Shares	Value
Short Position:

Norway

Gjensidige Forsikring ASA	481	($8,107)
Schibsted ASA ‘A’	8,573	(321,809)

		(329,916)

United Kingdom

Subsea 7 SA	506	(7,462)

Total Short Position		(337,378)

Total Long and Short Positions		$296,830

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR plus or minus a specified spread (rates range from (0.500%) to 0.350%) as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.

	MSC	05/02/19

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2018:

Referenced Entity	Shares	Value
Long Positions:

Malta

Kindred Group PLC SDR	13,774	$154,402

Sweden

Axfood AB	1,291	24,164
Boliden AB	14,252	396,360
Electrolux AB ‘B’	3,517	77,477
Elekta AB ‘B’	3,138	42,192
Epiroc AB ‘A’	571	6,380
Essity AB ‘B’	533	13,379
Holmen AB ‘B’	741	19,264
NCC AB ‘B’	5,192	91,859
Sandvik AB	2,720	48,156
Securitas AB ‘B’	749	13,022
SSAB AB ‘A’	9,244	46,398
Svenska Cellulosa AB SCA ‘B’	4,231	47,850
Swedish Match AB	864	44,164
Swedish Orphan Biovitrum AB	4,065	118,921
Volvo AB ‘B’	8,795	155,117

		1,144,703

Total Long Positions		1,299,105

Referenced Entity	Shares	Value
Short Positions:

Colombia

Millicom International Cellular SA SDR	1,884	($108,049)

Sweden

Getinge AB ‘B’	7,217	(82,882)
Hexpol AB	2,518	(27,708)
Svenska Handelsbanken AB ‘A’	9,091	(114,652)
Tele2 AB ‘B’	1,450	(17,427)
Telefonaktiebolaget LM Ericsson ‘B’	100,528	(889,753)

		(1,132,422)

Total Short Positions		(1,240,471)

Total Long and Short Positions		$58,634

Total Basket Swaps		$7,146,632

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- Party	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI Canada Index appreciation	MSCI Canada Index depreciation	M	JPM	12/19/18	96	$480,899	$2,806	$—	$2,806
MSCI Hong Kong Index appreciation	MSCI Hong Kong Index depreciation	M	JPM	12/19/18	23	246,084	3,157	—	3,157
MSCI Italy Index appreciation	MSCI Italy Index depreciation	M	JPM	12/19/18	922	105,325	(522)	—	(522)
MSCI Japan Index appreciation	MSCI Japan Index depreciation	M	JPM	12/19/18	12,388	228,502	12,290	—	12,290
Swiss Market Index appreciation	Swiss Market Index depreciation	M	GSC	12/21/18	4	369,573	6,095	—	6,095
Swiss Market Index appreciation	Swiss Market Index depreciation	M	MSC	12/21/18	3	277,135	4,571	—	4,571

							$28,397	$—	$28,397

Total Swap Agreements									$631,834

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Deprecation)
OTC Swap Agreements
Assets	$—	$1,731,813
Liabilities	—	(1,099,979)

	$—	$631,834

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$41,450,879	$8,557,714	$32,893,165	$—
	Derivatives:
	Equity Contracts
	Futures	279,861	279,861	—	—
	Swaps	1,731,813	—	1,731,813	—

	Total Equity Contracts	2,011,674	279,861	1,731,813	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	34,229	—	34,229	—

	Total Asset — Derivatives	2,045,903	279,861	1,766,042	—

	Total Assets	43,496,782	8,837,575	34,659,207	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(324)	(324)	—	—
	Swaps	(1,099,979)	—	(1,099,979)	—

	Total Equity Contracts	(1,100,303)	(324)	(1,099,979)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(65,973)	—	(65,973)	—

	Total Liabilities — Derivatives	(1,166,276)	(324)	(1,165,952)	—

	Total Liabilities	(1,166,276)	(324)	(1,165,952)	—

	Total	$42,330,506	$8,837,251	$33,493,255	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 6.9%

Cyprus - 0.5%

Bank of Cyprus Holdings PLC *	104,173	$266,090

Iceland - 2.8%

Arion Banki HF ~	223,470	175,397
Eik fasteignafelag HF *	1,514,000	106,060
Eimskipafelag Islands HF	93,300	177,572
Hagar HF	618,250	260,195
Kvika Banki HF *	78,656	5,570
N1 HF *	94,600	100,706
Reginn HF *	719,300	120,700
Reitir fasteignafelag HF	360,629	246,774
Siminn HF	7,044,100	248,477
Sjova-Almennar Tryggingar HF	782,568	98,908
Tryggingamidstodin HF	182,200	49,189
Vatryggingafelag Islands HF	213,612	21,324

		1,610,872

Japan - 1.1%

Mitsubishi UFJ Financial Group Inc	33,400	207,504
Mizuho Financial Group Inc	69,600	121,299
Resona Holdings Inc	9,500	53,337
Sumitomo Mitsui Financial Group Inc	4,100	165,000
Sumitomo Mitsui Trust Holding Inc	2,100	86,408

		633,548

Myanmar - 0.3%

Yoma Strategic Holdings Ltd	980,467	189,884

Serbia - 0.1%

Komercijalna Banka AD Beograd *	1,991	37,514

South Korea - 0.7%

Hana Financial Group Inc	430	17,266
Hyundai Mobis Co Ltd	104	21,377
Hyundai Motor Co	188	21,945
KB Financial Group Inc	419	20,407
KT&G Corp	130	12,188
LG Chem Ltd	44	14,496
LG Electronics Inc	160	10,238
LG Household & Health Care Ltd	16	18,402
Lotte Corp l *	—	35
Lotte Shopping Co Ltd l	—	29
NAVER Corp	46	29,691
POSCO	58	15,396
S-Oil Corp	120	14,823
Samsung Biologics Co Ltd * ~	39	18,768
Samsung C&T Corp	160	18,671
Samsung Electronics Co Ltd	1,250	52,314
Samsung Life Insurance Co Ltd	180	15,789
Samsung SDI Co Ltd	126	29,344
Samsung SDS Co Ltd	94	19,572
SK Hynix Inc	363	24,015
SK Telecom Co Ltd	100	25,353

		400,119

Vietnam - 1.4%

Bank for Foreign Trade of Vietnam JSC	19,050	51,464
Bank for Investment and Development of Vietnam JSC *	12,200	18,424
Bao Viet Holdings	4,100	17,221
Binh Minh Plastics JSC	6,600	17,966
Coteccons Construction JSC	3,400	24,190
Danang Rubber JSC	1,800	2,121
Domesco Medical Import Export JSC	6,200	22,219

	Shares	Value
HA TIEN 1 Cement JSC	5,600	$3,599
Ho Chi Minh City Infrastructure Investment JSC *	17,410	20,260
Hoa Phat Group JSC *	26,320	47,721
Hoa Sen Group	4,070	2,206
KIDO Group Corp	9,700	11,955
Kinh Bac City Development Share Holding Corp *	13,300	7,241
Masan Group Corp *	16,900	67,256
PetroVietnam Drilling & Well Services JSC *	6,800	6,044
Petrovietnam Fertilizer & Chemicals JSC	10,000	8,316
PetroVietnam Gas JSC	4,300	21,350
PetroVietnam Nhon Trach 2 Power JSC	19,840	22,411
PetroVietnam Technical Services Corp	16,300	16,230
Pha Lai Thermal Power JSC	5,700	4,915
Refrigeration Electrical Engineering Corp	10,500	16,610
Saigon - Hanoi Commercial Joint Stock Bank *	24,510	9,561
Saigon Securities Inc	17,300	24,832
Saigon Thuong Tin Commercial JSB *	38,500	22,277
Tan Tao Investment & Industry JSC *	27,800	3,351
Viet Capital Securities JSC	7,560	21,039
Viet Nam Construction and Import-Export JSC	8,000	6,586
Vietnam Dairy Products JSC	12,288	72,278
Vietnam Joint Stock Commercial Bank for Industry and Trade	3,900	4,607
Vietnam Technological & Commercial Joint Stock Bank * Ω	17,400	23,156
Vingroup JSC *	47,577	200,058

		797,464

Total Common Stocks (Cost $4,167,977)		3,935,491

	Principal Amount
CORPORATE BONDS & NOTES - 3.3%

Argentina - 0.4%

Banco Hipotecario SA 51.792% (ARS Deposit + 2.500%) due 01/12/20 § ~	ARS 5,110,000	107,749
YPF SA 47.833% (ARS Deposit + 4.000%) due 07/07/20 § ~	$372,000	137,683

		245,432

China - 2.0%

21Vianet Group Inc 7.000% due 08/17/20 ~	200,000	196,494
China Evergrande Group 8.750% due 06/28/25 ~	200,000	179,799
eHi Car Services Ltd 5.875% due 08/14/22 ~	200,000	180,016
Logan Property Holdings Co Ltd 5.250% due 02/23/23 ~	200,000	175,309
Times China Holdings Ltd 6.250% due 01/17/21 ~	200,000	191,778
Zoomlion HK SPV Co Ltd 6.125% due 12/20/22 ~	200,000	191,572

		1,114,968

Ecuador - 0.1%

EP PetroEcuador 8.016% (USD LIBOR + 5.630%) due 09/24/19 § ~	65,789	65,888

Honduras - 0.5%

Inversiones Atlantida SA 8.250% due 07/28/22 ~	250,000	258,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value

India - 0.3%

ABJA Investment Co Pte Ltd 5.450% due 01/24/28 ~	$200,000	$181,634

Total Corporate Bonds & Notes (Cost $2,342,272)		1,866,547

SENIOR LOAN NOTES - 0.7%

Barbados - 0.5%

Barbados Government 12.501% (USD LIBOR + 10.000%) due 12/20/19 § Y Ω ±	800,000	267,040

Kenya - 0.2%

Republic of Kenya 7.503% (USD LIBOR + 5.000%) due 04/11/19 §	114,000	114,285

Total Senior Loan Notes (Cost $909,870)		381,325

MORTGAGE-BACKED SECURITIES - 2.0%

United States - 2.0%

Fannie Mae (IO)
3.000% due 04/25/48	617,782	118,989
3.934% (6.150% - USD LIBOR) due 01/25/43 §	1,432,366	161,713
4.000% due 08/25/48	2,560,596	611,087
Fannie Mae Interest Strip (IO) 3.500% due 02/25/48	592,719	131,237
Freddie Mac Strips (IO) 3.500% due 12/15/47	413,978	89,732

		1,112,758

Total Mortgage-Backed Securities (Cost $1,325,494)		1,112,758

FOREIGN GOVERNMENT BONDS & NOTES - 53.1%

Albania - 1.8%

Albania Government 5.750% due 11/12/20 ~	EUR 804,000	1,019,644

Angola - 0.4%

Angolan Government International Bond 8.250% due 05/09/28 ~	$200,000	207,314

Argentina - 3.6%

Argentine Republic Government International Bond
6.250% due 11/09/47	EUR 1,228,000	1,095,175
6.875% due 01/11/48	$726,000	562,650
Autonomous City of Buenos Aires 43.776% (ARS Deposit + 5.000%) due 01/23/22 §	ARS 662,000	13,269
Bonos De La Nacion Argentina En Moneda Dua 4.500% due 06/21/19	$211,610	205,706
Provincia de Buenos Aires
49.065% (ARS Deposit + 3.830%) due 05/31/22 §	ARS 4,209,000	91,293
52.752% (ARS Deposit + 3.750%) due 04/12/25 § ~	3,024,000	71,590

		2,039,683

	Principal Amount	Value
Bahrain - 2.0%

Bahrain Government International Bond
6.125% due 08/01/23 ~	$380,000	$386,811
7.000% due 10/12/28 ~	390,000	388,128
7.500% due 09/20/47 ~	380,000	367,597

		1,142,536

Barbados - 0.5%

Barbados Government
6.625% due 12/05/35 Y ~	421,000	219,846
7.000% due 08/04/22 Y ~	145,000	77,097

		296,943

Dominican Republic - 3.1%

Dominican Republic 8.900% due 02/15/23 ~	DOP 88,400,000	1,761,396

El Salvador - 3.2%

El Salvador Government
5.875% due 01/30/25 ~	$163,000	152,540
6.375% due 01/18/27 ~	194,000	182,360
8.250% due 04/10/32 ~	463,000	473,130
8.625% due 02/28/29 ~	971,000	1,029,260

		1,837,290

Iceland - 0.8%

Iceland Rikisbref 6.500% due 01/24/31	ISK 50,183,769	477,978

Indonesia - 1.4%

Indonesia Treasury Bond
6.125% due 05/15/28	IDR 9,957,000,000	582,159
7.000% due 05/15/27	3,422,000,000	212,992

		795,151

Macedonia - 4.1%

Macedonia Government
2.750% due 01/18/25 ~	EUR 140,000	160,684
3.975% due 07/24/21 ~	1,773,000	2,189,731

		2,350,415

New Zealand - 3.6%

New Zealand Government 2.500% due 09/20/35 ^ ~	NZD 2,652,993	2,068,729

Peru - 4.0%

Peru Government
5.700% due 08/12/24	PEN 3,054,000	965,248
6.350% due 08/12/28	628,000	200,299
8.200% due 08/12/26	3,126,000	1,119,008

		2,284,555

Saudi Arabia - 1.8%

Saudi Government
4.625% due 10/04/47 ~	$200,000	193,229
5.000% due 04/17/49 ~	800,000	813,800

		1,007,029

Serbia - 14.7%

Serbia Treasury
5.750% due 07/21/23	RSD 545,500,000	5,834,286
5.875% due 02/08/28	223,980,000	2,384,717
10.000% due 09/11/21	10,270,000	119,277

		8,338,280

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Sri Lanka - 7.1%

Sri Lanka Government
9.000% due 05/01/21	LKR 5,000,000	$28,756
9.250% due 05/01/20	71,020,000	415,743
9.450% due 10/15/21	47,000,000	271,089
10.000% due 10/01/22	220,100,000	1,268,564
10.000% due 03/15/23	19,000,000	109,862
10.200% due 07/15/23	24,000,000	140,132
10.250% due 03/15/25	3,360,000	19,295
10.600% due 07/01/19	2,630,000	15,706
10.750% due 03/01/21	88,000,000	522,947
11.000% due 08/01/21	9,270,000	55,556
11.000% due 08/01/24	15,000,000	88,668
11.000% due 08/01/25	5,000,000	29,753
11.000% due 06/01/26	77,800,000	461,742
11.200% due 07/01/22	15,380,000	92,837
11.400% due 01/01/24	33,000,000	200,202
11.500% due 12/15/21	15,000,000	91,605
11.500% due 08/01/26	9,000,000	54,053
11.500% due 09/01/28	26,000,000	155,659

		4,022,169

Tunisia - 0.5%

Banque Centrale de Tunisie International Bond 5.625% due 02/17/24 ~	EUR 260,000	296,771

Turkey - 0.5%

Turkey Government International Bond 6.125% due 10/24/28	$291,000	263,067

Total Foreign Government Bonds & Notes (Cost $30,851,279)		30,208,950

SHORT-TERM INVESTMENTS - 26.3%

Foreign Government Issues - 10.5%

Argentina Treasury Bills (Argentina) 23.378% due 11/30/18	ARS 7,515,000	175,726
Egypt Treasury Bills (Egypt)
(3.935%) due 10/02/18	EGP 5,600,000	312,569
11.272% due 10/16/18	3,850,000	213,840
16.961% due 12/18/18	1,700,000	91,703
17.868% due 01/08/19	2,850,000	152,036
18.580% due 01/15/19	3,325,000	176,505
18.643% due 07/23/19	5,125,000	248,971
18.823% due 01/29/19	2,500,000	131,756
19.470% due 04/23/19	3,725,000	188,104
19.769% due 04/16/19	11,950,000	604,687
19.773% due 04/02/19	8,975,000	457,294
Nigeria OMO Bill (Nigeria)
12.834% due 01/17/19	NGN 54,065,000	143,024
13.388% due 01/10/19	109,388,000	289,651
14.201% due 11/22/18	39,451,000	106,130
14.808% due 10/18/18	37,412,000	101,908
15.385% due 10/11/18	21,977,000	60,014
Nigeria Treasury Bills (Nigeria)
2.996% due 10/04/18	40,519,000	111,089
2.996% due 10/04/18	25,301,000	69,367
10.921% due 10/18/18	23,154,000	63,177
10.921% due 10/18/18	32,011,000	87,344
12.083% due 11/01/18	108,182,000	293,741
12.834% due 01/17/19	149,876,000	396,484
12.910% due 11/29/18	27,224,000	73,188
12.910% due 11/29/18	9,210,000	24,760
14.026% due 12/06/18	132,477,000	354,675
14.223% due 11/08/18	125,848,000	340,274
14.223% due 11/08/18	79,141,000	213,985
14.296% due 11/01/18	116,069,000	314,617
14.456% due 10/25/18	66,098,000	179,608

		5,976,227

	Shares	Value
Money Market Fund - 11.4%

BlackRock Liquidity Funds T-Fund Portfolio	6,495,112	$6,495,112

	Principal Amount
U.S. Treasury Bills - 4.4%

1.900% due 10/11/18 ‡	$1,250,000	1,249,291
2.043% due 11/01/18 ‡	1,250,000	1,247,785

		2,497,076

Total Short-Term Investments (Cost $15,085,943)		14,968,415

TOTAL INVESTMENTS - 92.3% (Cost $54,682,835)		52,473,486

DERIVATIVES - 0.7%
(See Notes (f) through (j) in Notes to Schedule of Investments)		(60,931)

OTHER ASSETS & LIABILITIES, NET - 7.0%		4,445,399

NET ASSETS - 100.0%		$56,857,954

Notes to Schedule of Investments

(a)	As of September 30, 2018, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	53.1%
Short-Term Investments	26.3%
Common Stocks	6.9%
Corporate Bonds & Notes	3.3%
Others (each less than 3.0%)	2.7%

92.3%
Derivatives	0.7%
Other Assets & Liabilities, Net	7.0%

100.0%

(b)	As of September 30, 2018, the fund’s composition by country of risk as a percentage of net assets as follows:

United States (Includes Short-Term Investments)	17.8%
Serbia	14.8%
Sri Lanka	7.1%
Nigeria	5.7%
Egypt	4.5%
Argentina	4.3%
Macedonia	4.1%
Peru	4.0%
Iceland	3.6%
New Zealand	3.6%
El Salvador	3.2%
Dominican Republic	3.1%
Others (each less than 3.0%)	16.5%

92.3%
Derivatives	0.7%
Other Assets & Liabilities, Net	7.0%

100.0%

(c)

Investments with a total aggregate value of $290,196 or 0.5% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(d)	Investments with a total aggregate value of $563,983 or 1.0% of the Fund’s net assets were in default as of September 30, 2018.

(e)

As of September 30, 2018, investments with a total aggregate value of $1,058,304 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(f)	Open futures contracts outstanding as of September 30, 2018 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euribor	09/19	121	$35,189,095	$35,184,955	($4,140)
Eurodollar	12/18	68	16,577,004	16,547,800	(29,204)

					(33,344)

Short Futures Outstanding
Euribor	09/20	121	35,064,509	35,046,224	18,285
Eurodollar	12/19	68	16,526,946	16,466,200	60,746
U.S. 5-Year Interest Rate Swap	12/18	2	197,574	196,688	886

					79,917

Total Futures Contracts					$46,573

(g)	Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AED	649,000	USD	176,637	05/19	SCB	$—	($8)
AED	675,000	USD	183,549	02/20	BNP	—	(20)
AED	5,700,000	USD	1,547,231	02/20	BNP	2,657	—
ARS	17,795,200	USD	517,048	10/18	BNP	—	(97,130)
ARS	17,985,000	USD	451,657	10/18	GSC	—	(20,345)
ARS	7,980,000	USD	240,579	11/18	BNP	—	(60,298)
AUD	370,000	USD	267,269	10/18	CIT	197	—
AUD	2,396,663	USD	1,780,470	10/18	SCB	—	(47,688)
AUD	2,125,070	USD	1,528,357	10/18	SCB	7,942	—
AUD	410,000	USD	294,608	12/18	CIT	1,934	—
BRL	643,000	USD	157,059	11/18	SCB	1,532	—
CLP	86,050,000	USD	134,980	10/18	SCB	—	(4,103)
CNH	3,000,000	USD	445,997	10/18	DUB	—	(10,314)
CNH	5,326,000	USD	792,706	10/18	GSC	—	(19,223)
CNH	4,000,000	USD	595,548	10/18	JPM	—	(14,637)
CNH	4,000,000	USD	595,717	10/18	SCB	—	(14,806)
CNH	837,000	USD	121,348	06/19	DUB	—	(744)
CNH	9,390,000	USD	1,372,451	06/19	SCB	—	(19,435)
CNH	3,000,000	USD	437,082	07/19	DUB	—	(5,009)
CNH	5,326,000	USD	775,672	07/19	GSC	—	(8,600)
CNH	4,000,000	USD	582,708	07/19	JPM	—	(6,611)
CNH	4,000,000	USD	582,601	07/19	SCB	—	(6,504)
COP	1,535,970,000	USD	527,870	10/18	CIT	—	(9,325)
COP	930,740,497	USD	310,713	10/18	GSC	3,499	—
COP	2,292,536,000	USD	771,723	11/18	UBS	1,232	—
COP	1,880,600,000	USD	604,160	12/18	CIT	29,770	—
COP	750,824,000	USD	241,597	12/18	GSC	11,435	—
COP	737,726,000	USD	240,743	12/18	SCB	7,866	—
COP	696,090,000	USD	229,461	12/18	UBS	5,059	—
CZK	25,560,000	EUR	993,520	10/18	DUB	—	(2,698)
EGP	5,460,000	USD	297,884	11/18	HSB	2,789	—
EGP	6,040,000	USD	327,369	12/18	HSB	2,874	—
EGP	1,910,000	USD	100,792	02/19	HSB	1,247	—
EGP	1,046,000	USD	55,315	03/19	DUB	246	—
EGP	7,651,000	USD	402,193	03/19	HSB	4,511	—
EGP	3,532,000	USD	182,532	04/19	DUB	2,739	—
EGP	7,400,000	USD	386,787	05/19	CIT	—	(67)
EGP	4,463,000	USD	230,052	05/19	DUB	2,050	—
EGP	1,494,000	USD	76,567	06/19	DUB	742	—
EGP	1,320,000	USD	67,762	07/19	DUB	—	(4)
EGP	5,430,000	USD	273,736	07/19	DUB	3,979	—
EGP	1,240,000	USD	63,460	08/19	DUB	—	(236)
EGP	4,483,000	USD	226,016	08/19	DUB	1,595	—
EGP	928,000	USD	46,987	08/19	JPM	368	—
EGP	3,460,000	USD	173,202	09/19	DUB	1,829	—
EGP	4,920,000	USD	246,926	09/19	HSB	2,049	—
EUR	153,338	HUF	49,590,000	12/18	GSC	—	(22)
EUR	972,790	PLN	4,160,000	10/18	DUB	2,307	—
EUR	20,843	PLN	90,700	10/18	GSC	—	(367)
EUR	222,171	RON	1,077,638	01/19	BNP	—	(7,562)
EUR	379,021	RON	1,832,000	01/19	CIT	—	(11,524)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
EUR	697,761	RON	3,375,000	01/19	DUB	$—	($21,618)
EUR	232,172	RON	1,120,000	01/19	JPM	—	(6,510)
EUR	772,298	RON	3,730,530	02/19	BNP	—	(21,258)
EUR	987,907	RON	4,776,000	02/19	CIT	—	(28,588)
EUR	682,595	RON	3,297,000	02/19	DUB	—	(18,220)
EUR	269,542	RON	1,300,000	02/19	JPM	—	(6,615)
EUR	81,595	RON	392,000	02/19	SCB	—	(1,625)
EUR	187,000	USD	218,040	10/18	JPM	—	(802)
EUR	106,000	USD	124,123	10/18	SCB	—	(992)
EUR	2,186,900	USD	2,555,396	11/18	DUB	—	(5,599)
EUR	1,067,100	USD	1,265,149	01/19	DUB	—	(14,830)
EUR	9,643	USD	11,394	01/19	JPM	—	(80)
EUR	290,099	USD	335,472	01/19	SCB	4,824	—
EUR	146,000	USD	171,166	02/19	GSC	524	—
EUR	70,000	USD	83,065	02/19	SCB	—	(890)
EUR	25,895	USD	30,498	03/19	SCB	—	(9)
IDR	3,365,255,000	USD	222,202	10/18	JPM	3,210	—
IDR	2,362,745,000	USD	155,885	10/18	SCB	2,378	—
IDR	3,632,700,000	USD	245,585	11/18	DUB	—	(4,311)
IDR	3,637,300,000	USD	245,722	11/18	SCB	—	(4,142)
ILS	5,410,000	USD	1,486,652	10/18	GSC	1,562	—
ILS	1,003,100	USD	280,965	10/18	JPM	—	(4,625)
ILS	5,410,000	USD	1,500,589	11/18	GSC	—	(7,688)
INR	5,745,000	USD	78,991	12/18	SCB	—	(749)
INR	25,735,000	USD	353,916	12/18	UBS	—	(3,427)
INR	17,695,000	USD	242,663	01/19	DUB	—	(2,516)
INR	35,115,000	USD	480,853	01/19	GSC	—	(4,290)
INR	22,910,000	USD	313,707	01/19	JPM	—	(2,784)
JPY	72,939,820	USD	654,051	10/18	SCB	—	(10,795)
JPY	184,608,180	USD	1,672,035	11/18	SCB	—	(41,564)
KRW	593,000,000	USD	534,620	01/19	JPM	1,569	—
MAD	4,718,000	USD	477,048	12/18	BNP	18,362	—
MAD	2,482,000	USD	250,884	12/18	SCB	9,749	—
MAD	1,576,000	USD	164,711	01/19	BNP	216	—
NOK	5,490,000	EUR	575,050	10/18	CIT	6,269	—
NOK	1,823,000	EUR	190,502	10/18	JPM	2,526	—
NOK	17,090,000	EUR	1,784,612	11/18	DUB	24,759	—
NOK	5,237,000	EUR	535,223	11/18	JPM	20,544	—
NZD	1,050,000	USD	688,817	10/18	SCB	7,295	—
NZD	252,070	USD	165,884	12/18	BNP	1,284	—
OMR	233,000	USD	604,567	01/19	BNP	—	(260)
OMR	573,000	USD	1,469,985	04/19	BNP	14,816	—
OMR	530,000	USD	1,350,835	08/19	BNP	17,799	—
PHP	20,660,000	USD	382,734	10/18	JPM	—	(1,119)
PHP	11,790,000	USD	220,778	11/18	BNP	—	(3,261)
PHP	14,500,000	USD	271,205	11/18	CIT	—	(3,690)
PHP	18,900,000	USD	353,418	11/18	UBS	—	(4,726)
PLN	90,700	EUR	21,152	10/18	GSC	6	—
QAR	1,800,000	USD	491,287	12/18	SCB	1,458	—
QAR	340,000	USD	93,151	01/19	BNP	403	—
RON	1,832,000	EUR	383,456	01/19	CIT	6,322	—
RON	2,809,700	EUR	591,061	01/19	DUB	6,170	—
RON	1,120,000	EUR	234,490	01/19	JPM	3,792	—
RON	1,300,000	EUR	271,407	02/19	JPM	4,422	—
RSD	49,712,000	EUR	419,055	10/18	CIT	317	—
RSD	62,268,000	EUR	517,800	10/18	DUB	9,177	—
RSD	20,000,000	EUR	168,648	11/18	DUB	—	(366)
THB	29,810,000	USD	915,813	10/18	GSC	6,507	—
THB	28,610,000	USD	879,012	10/18	SCB	6,229	—
THB	22,896,000	USD	688,912	11/18	UBS	19,993	—
TRY	3,937,973	USD	618,476	10/18	SCB	29,266	—
TRY	2,113,171	USD	506,999	01/19	DUB	—	(183,406)
TRY	2,113,000	USD	506,836	01/19	SCB	—	(183,270)
TRY	2,113,171	USD	458,587	02/20	DUB	—	(201,501)
TRY	8,968,075	USD	1,950,284	02/20	GSC	—	(857,826)
TRY	2,752,925	USD	593,273	02/20	JPM	—	(257,030)
TRY	6,586,829	USD	1,431,384	02/20	SCB	—	(630,776)
TWD	8,000,000	USD	268,546	10/18	BNP	—	(5,454)
TWD	15,180,000	USD	512,410	10/18	CIT	—	(13,985)
TWD	7,500,000	USD	253,122	10/18	DUB	—	(6,920)
TWD	19,782,000	USD	668,151	10/18	GSC	—	(17,631)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
TWD	5,900,000	USD	198,186	10/18	JPM	$—	($3,949)
TWD	20,640,000	USD	695,273	10/18	SCB	—	(16,527)
TWD	11,000,000	USD	378,527	04/19	CIT	—	(10,757)
TWD	10,292,000	USD	354,225	04/19	DUB	—	(10,126)
TWD	8,450,000	USD	291,883	04/19	GSC	—	(9,510)
UGX	35,487,000	USD	9,000	10/18	SCB	274	—
UGX	160,224,000	USD	42,010	11/18	SCB	—	(503)
UGX	92,631,000	USD	23,642	01/19	CIT	96	—
UGX	91,460,000	USD	22,499	01/19	SCB	972	—
UGX	58,090,000	USD	14,186	02/19	CIT	617	—
UGX	246,007,000	USD	62,971	02/19	SCB	—	(382)
USD	47,438	AED	175,000	10/19	SCB	—	(166)
USD	23,790	AED	88,000	12/19	BNP	—	(143)
USD	5,419,809	AED	19,991,000	02/20	BNP	—	(15,911)
USD	640,086	ARS	25,435,854	10/18	BNP	30,437	—
USD	144,538	ARS	5,786,724	10/18	DUB	6,097	—
USD	1,113,782	ARS	40,369,217	10/18	GSC	157,257	—
USD	148,554	BHD	57,000	12/18	SCB	—	(2,444)
USD	572,669	BHD	218,600	06/19	BNP	—	(5,408)
USD	527,894	BHD	201,400	06/19	SCB	—	(4,692)
USD	392,514	BHD	151,000	09/19	SCB	—	(6,404)
USD	1,485,990	BHD	571,000	10/19	SCB	—	(22,106)
USD	356,307	BHD	137,000	02/20	BNP	—	(4,359)
USD	358,395	BHD	138,000	03/20	BNP	—	(4,845)
USD	158,648	BRL	643,000	11/18	CIT	57	—
USD	133,188	CLP	86,050,000	10/18	BNP	2,311	—
USD	439,625	CNH	3,000,000	10/18	DUB	3,941	—
USD	780,252	CNH	5,326,000	10/18	GSC	6,769	—
USD	586,124	CNH	4,000,000	10/18	JPM	5,212	—
USD	586,041	CNH	4,000,000	10/18	SCB	5,129	—
USD	166,048	CNH	1,150,000	06/19	CIT	343	—
USD	580,406	CNH	3,940,000	06/19	DUB	12,687	—
USD	2,189,985	CNH	14,915,000	06/19	SCB	40,865	—
USD	443,001	CNH	3,000,000	07/19	DUB	10,928	—
USD	787,380	CNH	5,326,000	07/19	GSC	20,307	—
USD	591,541	CNH	4,000,000	07/19	JPM	15,444	—
USD	591,602	CNH	4,000,000	07/19	SCB	15,505	—
USD	605,247	CNH	4,194,000	08/19	CIT	1,771	—
USD	635,297	CNH	4,400,000	08/19	SCB	2,179	—
USD	2,335,019	EUR	1,923,604	10/18	JPM	97,320	—
USD	6,412,030	EUR	5,369,841	10/18	SCB	170,809	—
USD	1,152,276	EUR	970,072	11/18	DUB	21,718	—
USD	4,787,011	EUR	4,007,523	11/18	SCB	111,717	—
USD	1,054,542	EUR	890,450	12/18	DUB	13,251	—
USD	1,133,661	EUR	952,000	12/18	GSC	21,212	—
USD	196,619	EUR	164,311	12/18	SCB	4,756	—
USD	910,114	EUR	781,234	01/19	DUB	—	(5,256)
USD	669,503	EUR	566,665	01/19	JPM	4,682	—
USD	486,459	EUR	421,155	01/19	SCB	—	(7,655)
USD	310,749	EUR	262,087	01/19	SCB	3,476	—
USD	503,560	EUR	430,000	02/19	DUB	—	(1,797)
USD	2,474,834	EUR	2,110,967	02/19	GSC	—	(7,581)
USD	787,117	EUR	665,852	02/19	SCB	5,455	—
USD	373,070	EUR	319,634	02/19	UBS	—	(2,351)
USD	1,307,855	EUR	1,093,767	03/19	SCB	20,066	—
USD	52,383	GHS	279,000	05/19	JPM	—	(336)
USD	160,055	GHS	893,000	06/19	JPM	—	(7,565)
USD	85,198	GHS	470,000	06/19	SCB	—	(3,049)
USD	71,453	GHS	403,000	07/19	JPM	—	(3,491)
USD	47,960	IDR	726,500,000	11/18	DUB	—	(292)
USD	149,918	IDR	2,273,500,000	11/18	GSC	—	(1,082)
USD	139,510	ILS	500,000	10/18	GSC	1,968	—
USD	428,708	INR	31,480,000	12/18	CIT	—	(23)
USD	1,027,408	INR	75,720,000	01/19	JPM	—	(225)
USD	220,687	JPY	24,267,562	10/18	SCB	6,672	—
USD	406,600	JPY	44,998,000	11/18	GSC	9,156	—
USD	844,307	KRW	946,130,000	11/18	CIT	—	(9,486)
USD	639,980	KRW	714,800,000	12/18	GSC	—	(5,409)
USD	589,481	KRW	654,000,000	01/19	DUB	—	(1,541)
USD	799,567	KRW	886,000,000	01/19	GSC	—	(1,114)
USD	662,743	KRW	738,759,457	01/19	JPM	—	(4,877)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	480,447	MAD	4,472,000	12/18	BNP	$10,868	$—
USD	150,966	MYR	625,000	10/18	GSC	2	—
USD	222,899	MYR	915,000	11/18	GSC	2,010	—
USD	226,553	MYR	930,000	11/18	UBS	2,043	—
USD	266,020	NZD	401,000	10/18	CIT	208	—
USD	2,296,536	NZD	3,484,073	10/18	SCB	—	(13,096)
USD	3,082,257	NZD	4,535,812	10/18	SCB	75,259	—
USD	737,102	NZD	1,120,071	12/18	BNP	—	(5,704)
USD	2,154,776	OMR	891,000	01/19	BNP	—	(156,101)
USD	1,450,633	OMR	573,000	04/19	BNP	—	(34,168)
USD	5,280,204	OMR	2,146,000	08/19	BNP	—	(260,571)
USD	250,552	PHP	13,620,000	10/18	BNP	—	(1,308)
USD	166,513	PHP	9,005,000	10/18	DUB	179	—
USD	192,273	PHP	10,352,000	10/18	GSC	1,060	—
USD	146,026	PHP	7,965,000	11/18	DUB	—	(923)
USD	222,795	PHP	12,028,000	11/18	JPM	887	—
USD	237,748	PHP	12,880,000	11/18	MSC	121	—
USD	196,206	QAR	724,000	12/18	BNP	—	(2,016)
USD	665,897	QAR	2,476,000	12/18	SCB	—	(11,911)
USD	623,129	QAR	2,294,000	01/19	BNP	—	(5,055)
USD	232,602	QAR	859,230	01/19	SCB	—	(2,689)
USD	229,036	RUB	15,170,000	10/18	GSC	—	(1,753)
USD	279,575	SGD	382,305	10/18	DUB	—	(127)
USD	633,471	TRY	3,937,973	10/18	SCB	—	(14,271)
USD	506,756	TRY	2,113,171	01/19	DUB	183,163	—
USD	507,323	TRY	2,113,000	01/19	SCB	183,757	—
USD	418,760	TRY	2,125,000	02/20	DUB	160,235	—
USD	1,867,664	TRY	8,968,075	02/20	GSC	775,206	—
USD	572,353	TRY	2,756,000	02/20	JPM	235,734	—
USD	1,304,407	TRY	6,628,800	02/20	SCB	498,700	—
USD	359,935	TWD	10,400,000	10/18	CIT	18,364	—
USD	103,484	TWD	3,000,000	10/18	DUB	4,938	—
USD	1,230,083	TWD	35,625,000	10/18	GSC	58,238	—
USD	975,118	TWD	27,977,000	10/18	SCB	55,858	—
USD	299,752	TWD	8,450,000	04/19	JPM	17,379	—
USD	735,683	TWD	21,292,000	04/19	SCB	23,814	—
USD	267,549	UYU	8,796,340	10/18	CIT	3,748	—
USD	81,806	UYU	2,712,000	10/18	JPM	690	—
USD	361,665	UYU	12,270,000	11/18	CIT	—	(3,668)
USD	273,511	UYU	9,242,684	11/18	JPM	—	(2,307)
USD	104,972	UYU	3,568,000	12/18	CIT	—	(774)
USD	233,435	UYU	7,874,000	12/18	JPM	71	—
USD	177,854	UYU	6,140,000	02/19	CIT	—	(2,281)
USD	299,993	ZAR	4,414,800	10/18	GSC	—	(11,602)
USD	287,441	ZAR	4,319,000	12/18	GSC	—	(14,604)
USD	274,619	ZAR	4,289,000	12/18	SCB	—	(25,847)
UYU	10,982,000	USD	360,972	10/18	CIT	—	(31,839)
UYU	19,090,000	USD	625,810	11/18	CIT	—	(57,112)
UYU	6,332,684	USD	212,649	11/18	JPM	—	(23,671)
UYU	11,442,000	USD	354,351	12/18	CIT	—	(15,242)
UYU	6,140,000	USD	195,168	02/19	CIT	—	(15,033)
ZAR	578,000	USD	40,561	10/18	GSC	158	—

Total Forward Foreign Currency Contracts						$3,478,342	($3,848,063)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(h)	Purchased options outstanding as of September 30, 2018 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 7.45	11/09/18	CIT	$3,600,000	$13,752	$388
Call - MXN versus USD	MXN 21.32	05/06/19	CIT	545,000	19,680	7,711
Call - MXN versus USD	21.32	05/06/19	CIT	1,150,000	44,367	16,270
Call - MXN versus USD	21.32	05/06/19	GSC	545,000	19,691	7,711
Call - MXN versus USD	21.32	05/07/19	GSC	1,265,000	49,746	18,038
Call - CNH versus USD	CNH 6.93	06/26/19	GSC	2,500,000	18,710	46,335
Call - CNH versus USD	6.95	06/26/19	GSC	1,000,000	10,240	17,335
Call - EUR versus USD	$0.87	02/24/22	GSC	3,880,000	77,561	15,949
Call - EUR versus USD	0.88	02/28/22	BNP	3,856,000	72,878	17,617

					326,625	147,354

Put - EUR versus SEK	SEK 9.70	01/16/19	DUB	EUR 835,000	2,444	829
Put - EUR versus SEK	9.67	01/18/19	CIT	632,000	1,819	564
Put - EUR versus SEK	9.68	01/18/19	BNP	616,000	1,601	578
Put - EUR versus SEK	9.58	04/12/19	CIT	870,000	3,737	1,671
Put - EUR versus SEK	9.96	04/12/19	CIT	1,160,000	13,828	8,637
Put - EUR versus SEK	9.96	04/15/19	BNP	955,000	11,786	7,214
Put - EUR versus SEK	9.56	04/23/19	DUB	1,350,000	5,557	2,677
Put - EUR versus USD	$1.14	05/27/19	GSC	1,905,000	27,021	24,708
Put - EUR versus USD	1.13	05/29/19	BNP	2,222,000	36,260	225

					104,053	47,103

Total Foreign Currency Options					$430,678	$194,457

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	3.010%	07/03/28	MSC	$1,214,000	$69,077	$57,892
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.980%	07/05/28	MSC	1,214,000	69,441	56,877
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.991%	07/05/28	GSC	1,121,000	64,373	52,853

							202,891	167,622

Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	1.910%	05/15/19	GSC	EUR 1,815,000	39,766	10,564
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.010%	07/03/28	MSC	$1,214,000	69,077	73,703
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.980%	07/05/28	MSC	1,214,000	69,441	74,971
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.991%	07/05/28	GSC	1,121,000	64,373	68,814

							242,657	228,052

Total Interest Rate Swaptions							$445,548	$395,674

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Notional Amount	Cost	Value
Call - FTSE 100	GBP 6,275.00	02/15/22	GSC	64	GBP 401,600	$89,450	$87,249
Call - Euro Stoxx 50	EUR 3,560.00	06/16/23	GSC	175	EUR 623,000	60,588	40,260

						$150,038	$127,509

Total Purchased Options						$1,026,264	$717,640

(i)	Premiums received and value of written options outstanding as of September 30, 2018 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CNH versus USD	CNH 7.45	11/09/18	DUB	$3,600,000	$5,184	($388)

Total Written Options					$5,184	($388)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(j)	Swap agreements outstanding as of September 30, 2018 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Lebanon Government	Q	5.000%	12/20/18	GSC	10.029%	$663,000	$6,515	($39,103)	$45,618
Qatar Government	Q	1.000%	03/20/19	GSC	0.116%	490,000	(2,211)	(8,606)	6,395
Croatia Government	Q	1.000%	06/20/20	CIT	0.302%	143,000	(1,740)	10,929	(12,669)
Qatar Government	Q	1.000%	12/20/20	GSC	0.243%	1,120,000	(18,800)	21,581	(40,381)
Qatar Government	Q	1.000%	06/20/21	CIT	0.306%	937,457	(17,466)	5,720	(23,186)
Qatar Government	Q	1.000%	06/20/21	GSC	0.306%	1,241,000	(23,122)	5,274	(28,396)
Lebanon Government	Q	5.000%	06/20/21	GSC	7.530%	200,000	11,306	(1,580)	12,886
Qatar Government	Q	1.000%	12/20/22	GSC	0.517%	350,000	(6,835)	(3,911)	(2,924)
Qatar Government	Q	1.000%	12/20/23	GSC	0.684%	300,000	(4,661)	284	(4,945)
Qatar Government	Q	1.000%	09/20/24	GSC	0.803%	290,000	(3,184)	(622)	(2,562)
South Africa Government	Q	1.000%	12/20/25	BNP	2.421%	3,167,000	269,123	573,006	(303,883)
France Government	Q	0.250%	12/20/28	CIT	0.449%	1,181,000	19,439	24,721	(5,282)
France Government	Q	0.250%	12/20/28	GSC	0.483%	2,213,000	36,425	45,448	(9,023)
Colombia Government	Q	1.000%	12/20/28	GSC	1.849%	419,000	6,801	30,205	(23,404)

							271,590	663,346	(391,756)

				Exchange
South Africa Government	Q	1.000%	06/20/21	ICE	1.442%	1,790,000	18,339	127,155	(108,816)
Qatar Government	Q	1.000%	12/20/22	ICE	0.517%	2,040,000	(38,068)	(137)	(37,931)
Russia Government	Q	1.000%	06/20/23	ICE	1.347%	646,000	9,472	6,389	3,083
Colombia Government	Q	1.000%	12/20/23	ICE	1.099%	1,820,000	8,501	15,774	(7,273)
Malaysia Government	Q	1.000%	12/20/23	ICE	0.935%	6,090,000	(18,801)	29,285	(48,086)
Mexico Government	Q	1.000%	12/20/23	ICE	1.127%	3,075,000	18,533	29,969	(11,436)
Russia Government	Q	1.000%	12/20/23	ICE	1.432%	2,531,600	51,380	64,082	(12,702)
France Government	Q	0.250%	12/20/24	ICE	0.451%	334,000	1,072	412	660

							50,428	272,929	(222,501)

Total Credit Default Swaps on Sovereign Issues – Buy Protection							$322,018	$936,275	($614,257)

Credit Default Swaps on Sovereign Issues – Sell Protection (4)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/18 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Turkey Government	Q	1.000%	06/20/20	BNP	3.091%	$2,488,000	($85,012)	($125,661)	$40,649
Argentina Government	Q	5.000%	12/20/23	GSC	5.843%	1,165,254	(17,488)	(49,750)	32,262
Turkey Government	Q	1.000%	12/20/26	BNP	4.009%	1,313,084	(239,664)	(223,125)	(16,539)
Turkey Government	Q	1.000%	12/20/26	GSC	4.009%	547,119	(99,860)	(93,525)	(6,335)
Turkey Government	Q	1.000%	12/20/27	GSC	4.042%	327,000	(65,034)	(48,358)	(16,676)

							($507,058)	($540,419)	$33,361

Credit Default Swaps on Credit Indices – Buy Protection (1)
Referenced Obligation		Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 30		Q	1.000%	12/20/23	ICE	$1,660,000	$70,746	$78,187	($7,441)

Total Credit Default Swaps							($114,294)	$474,043	($588,337)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.060%	3-Month NZD Bank Bills	Q/S	JPM	06/04/23	NZD 810,000	$47,081	$—	$47,081
2.203%	3-Month KRW-KWCDC	S/Q	DUB	06/20/23	KRW 525,000,000	3,661	—	3,661
2.213%	3-Month KRW-KWCDC	S/Q	GSC	06/20/23	418,000,000	3,094	—	3,094
2.215%	3-Month KRW-KWCDC	A/Q	CIT	06/20/23	541,000,000	4,049	—	4,049
2.215%	3-Month KRW-KWCDC	Z/Q	JPM	06/20/23	426,000,000	3,188	—	3,188
3.920%	3-Month MYR KLIBOR	S/Q	JPM	07/19/23	MYR 1,600,000	174	—	174
3.930%	3-Month MYR KLIBOR	S/Q	SCB	07/19/23	2,000,000	439	—	439
3.880%	3-Month MYR KLIBOR	S/Q	CIT	07/23/23	2,800,000	(986)	—	(986)
3.880%	3-Month MYR KLIBOR	S/Q	SCB	07/23/23	600,000	(211)	—	(211)
3.880%	3-Month MYR KLIBOR	Q/Q	CIT	08/01/23	600,000	(232)	—	(232)
3.880%	3-Month MYR KLIBOR	Q/Q	JPM	08/01/23	1,200,000	(464)	—	(464)
3.885%	3-Month MYR KLIBOR	Q/Q	JPM	08/14/23	1,280,000	(460)	(2)	(458)
3.858%	3-Month MYR KLIBOR	Q/Q	JPM	09/04/23	1,600,000	(1,142)	—	(1,142)
3.875%	3-Month MYR KLIBOR	Q/Q	SCB	09/04/23	700,000	(365)	—	(365)
3.878%	3-Month MYR KLIBOR	Q/Q	SCB	09/04/23	600,000	(296)	—	(296)
3.885%	3-Month MYR KLIBOR	Q/Q	JPM	09/05/23	1,300,000	(538)	(3)	(535)
2.135%	3-Month KRW-KWCDC	Q/Q	DUB	09/19/23	KRW 398,000,000	1,653	—	1,653
2.270%	3-Month KRW-KWCDC	S/Q	DUB	06/20/28	321,300,000	3,749	—	3,749
2.273%	3-Month KRW-KWCDC	S/Q	GSC	06/20/28	229,500,000	2,724	—	2,724
2.275%	3-Month KRW-KWCDC	A/Q	SCB	06/20/28	132,820,000	1,603	—	1,603
2.278%	3-Month KRW-KWCDC	A/Q	DUB	06/20/28	325,000,000	3,987	—	3,987
2.278%	3-Month KRW-KWCDC	S/Q	JPM	06/20/28	325,000,000	3,987	—	3,987
2.280%	3-Month KRW-KWCDC	S/Q	GSC	06/20/28	232,000,000	2,892	—	2,892
2.288%	3-Month KRW-KWCDC	Q/Q	DUB	06/20/28	479,100,000	6,258	—	6,258

						83,845	(5)	83,850

			Exchange
7.700%	28-Day MXN-TIIE	Z/L	CME	12/12/19	MXN 72,000,000	(16,882)	—	(16,882)
7.715%	28-Day MXN-TIIE	S/L	CME	12/13/19	70,800,000	(15,938)	—	(15,938)
1.744%	3-Month USD-LIBOR	Q/Z	LCH	07/31/20	$1,000,000	(21,836)	—	(21,836)
1.744%	3-Month USD-LIBOR	Q/S	LCH	07/31/20	800,000	(17,465)	—	(17,465)
1.750%	3-Month USD-LIBOR	Q/Q	LCH	07/31/20	535,000	(11,746)	—	(11,746)
1.560%	3-Month USD-LIBOR	Q/S	LCH	08/22/20	713,000	(18,578)	—	(18,578)
8.080%	28-Day MXN-TIIE	L/L	CME	08/31/20	MXN 64,469,000	7,433	(1,820)	9,253
1.545%	3-Month USD-LIBOR	Q/Q	LCH	09/23/20	$80,000	(2,215)	—	(2,215)
1.424%	3-Month USD-LIBOR	S/Q	LCH	10/28/20	680,000	(21,520)	—	(21,520)
1.426%	3-Month USD-LIBOR	S/Q	LCH	10/28/20	680,000	(21,485)	—	(21,485)
1.540%	3-Month USD-LIBOR	Q/Q	LCH	11/05/20	706,000	(20,948)	—	(20,948)
1.555%	3-Month USD-LIBOR	S/Q	LCH	11/09/20	683,000	(20,174)	—	(20,174)
1.114%	3-Month USD-LIBOR	S/Q	LCH	02/23/21	441,000	(19,480)	—	(19,480)
2.410%	6-Month PLN-WIBOR	A/S	LCH	12/13/21	PLN 1,172,000	1,919	—	1,919
2.460%	6-Month PLN-WIBOR	S/S	LCH	01/12/22	2,113,000	4,165	—	4,165
2.025%	6-Month CZK-PRIBOR	S/S	LCH	07/27/22	CZK 44,620,000	(22,168)	—	(22,168)
2.056%	6-Month CZK-PRIBOR	S/S	LCH	07/30/22	39,730,000	(17,688)	—	(17,688)
2.068%	6-Month CZK-PRIBOR	S/S	LCH	07/31/22	40,377,000	(17,181)	—	(17,181)
2.105%	6-Month CZK-PRIBOR	A/S	LCH	08/03/22	10,900,000	(4,000)	—	(4,000)
2.080%	6-Month CZK-PRIBOR	A/S	LCH	08/06/22	13,360,000	(5,503)	—	(5,503)
2.060%	6-Month CZK-PRIBOR	A/S	LCH	08/16/22	9,821,000	(4,757)	—	(4,757)
2.105%	6-Month CZK-PRIBOR	A/S	LCH	08/17/22	36,300,000	(14,838)	—	(14,838)
2.100%	6-Month CZK-PRIBOR	A/S	LCH	08/18/22	19,010,000	(7,972)	—	(7,972)
2.115%	6-Month CZK-PRIBOR	A/S	LCH	08/21/22	19,326,000	(7,643)	—	(7,643)
2.128%	6-Month CZK-PRIBOR	A/S	LCH	08/21/22	6,337,000	(2,373)	—	(2,373)
2.168%	6-Month CZK-PRIBOR	A/S	LCH	08/23/22	4,618,000	(1,426)	—	(1,426)
2.200%	6-Month CZK-PRIBOR	A/S	LCH	08/23/22	24,188,000	(6,143)	—	(6,143)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Receive	Pay	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.841%	3-Month USD-LIBOR	S/Q	LCH	09/15/22	$320,000	($14,514)	($11,734)	($2,780)
2.489%	3-Month CAD-CDOR	S/Q	LCH	02/05/23	CAD 1,830,000	(11,176)	—	(11,176)
2.506%	3-Month CAD-CDOR	S/Q	LCH	02/05/23	1,650,000	(9,152)	—	(9,152)
2.458%	3-Month CAD-CDOR	S/S	LCH	02/06/23	1,998,500	(14,154)	—	(14,154)
2.688%	6-Month PLN-WIBOR	S/S	LCH	02/07/23	PLN 1,998,000	5,961	—	5,961
2.625%	6-Month PLN-WIBOR	S/S	LCH	02/09/23	2,455,000	5,596	—	5,596
0.471%	6-Month EUR-LIBOR	Z/S	LCH	02/27/23	EUR 3,100,000	27,336	—	27,336
2.507%	6-Month PLN-WIBOR	A/S	LCH	06/15/23	PLN 1,352,000	506	—	506
2.525%	6-Month PLN-WIBOR	S/S	LCH	06/18/23	548,000	317	—	317
2.145%	6-Month CZK-PRIBOR	A/S	LCH	08/06/23	CZK 14,310,000	(6,778)	—	(6,778)
2.200%	6-Month CZK-PRIBOR	A/S	LCH	08/07/23	28,544,000	(11,137)	—	(11,137)
2.175%	6-Month CZK-PRIBOR	A/S	LCH	08/08/23	1,300,000	(575)	—	(575)
2.180%	6-Month CZK-PRIBOR	A/S	LCH	08/08/23	10,460,000	(4,517)	—	(4,517)
2.168%	6-Month CZK-PRIBOR	A/S	LCH	08/10/23	6,500,000	(2,974)	—	(2,974)
2.160%	6-Month CZK-PRIBOR	A/S	LCH	08/13/23	5,300,000	(2,513)	—	(2,513)
2.167%	6-Month CZK-PRIBOR	A/S	LCH	08/13/23	6,120,000	(2,818)	—	(2,818)
2.485%	3-Month NZD Bank Bills	Q/S	LCH	07/25/26	NZD 1,000,000	(10,353)	—	(10,353)
2.226%	6-Month PLN-WIBOR	Q/S	LCH	07/28/26	PLN 1,850,000	(20,832)	—	(20,832)
2.280%	6-Month PLN-WIBOR	A/S	LCH	09/21/26	483,000	(5,152)	—	(5,152)
2.300%	6-Month PLN-WIBOR	S/S	LCH	09/21/26	1,787,000	(18,369)	—	(18,369)
2.490%	6-Month PLN-WIBOR	S/S	LCH	10/13/26	510,000	(3,440)	—	(3,440)
2.470%	6-Month PLN-WIBOR	A/S	LCH	10/19/26	519,000	(3,725)	—	(3,725)
2.430%	6-Month PLN-WIBOR	A/S	LCH	10/20/26	570,000	(4,540)	—	(4,540)
2.470%	6-Month PLN-WIBOR	A/S	LCH	10/28/26	514,000	(3,720)	—	(3,720)
2.560%	6-Month PLN-WIBOR	A/S	LCH	11/02/26	514,000	(2,833)	—	(2,833)
2.540%	6-Month PLN-WIBOR	A/S	LCH	11/07/26	514,000	(3,057)	—	(3,057)
2.500%	6-Month PLN-WIBOR	A/S	LCH	11/08/26	514,000	(3,460)	—	(3,460)
2.516%	6-Month PLN-WIBOR	S/S	LCH	11/10/26	1,419,000	(9,107)	—	(9,107)
3.120%	6-Month PLN-WIBOR	S/S	LCH	02/07/28	528,000	2,032	—	2,032
3.140%	6-Month PLN-WIBOR	S/S	LCH	02/07/28	350,000	1,503	1,343	160
3.170%	6-Month PLN-WIBOR	S/S	LCH	02/07/28	1,067,000	5,290	—	5,290
3.100%	6-Month PLN-WIBOR	S/S	LCH	02/08/28	528,000	1,795	—	1,795
3.080%	6-Month PLN-WIBOR	S/S	LCH	02/09/28	1,017,000	3,003	—	3,003
2.405%	U.S. CPI Urban Consumers	Z/Z	LCH	02/06/33	$149,500	56	—	56
1.772%	Eurostat Eurozone HICP	A/Z	LCH	08/15/42	EUR 379,000	(12,726)	—	(12,726)
1.775%	Eurostat Eurozone HICP	A/Z	LCH	08/15/42	381,000	(12,435)	—	(12,435)
1.793%	Eurostat Eurozone HICP	S/Z	LCH	08/15/42	371,000	(10,073)	—	(10,073)
1.847%	Eurostat Eurozone HICP	Z/Z	LCH	10/15/42	374,000	(4,637)	—	(4,637)
1.935%	Eurostat Eurozone HICP	Z/Z	LCH	02/15/43	30,900	399	—	399
1.885%	Eurostat Eurozone HICP	A/Z	LCH	08/07/47	6,000	(129)	—	(129)

						(461,544)	(12,211)	(449,333)

Total Interest Rate Swaps – Long						($377,699)	($12,216)	($365,483)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.160%	3-Month SAR-SAIBOR	Q/Q	GSC	08/03/20	SAR 3,990,000	$23,135	$—	$23,135
2.350%	3-Month SAR-SAIBOR	Q/Q	GSC	08/12/20	5,188,000	25,219	—	25,219
3.410%	3-Month SAR-SAIBOR	Q/Q	GSC	08/22/20	4,051,000	(2,402)	—	(2,402)
2.645%	3-Month SAR-SAIBOR	A/Q	GSC	02/23/21	2,118,000	2,356	—	2,356
3.380%	3-Month SAR-SAIBOR	Q/A	GSC	05/10/26	1,945,000	9,984	—	9,984

						58,292	—	58,292

			Exchange
(0.088%)	3-Month EUR-LIBOR	S/Q	LCH	03/25/20	EUR 4,046,000	(5,244)	—	(5,244)
(0.086%)	3-Month EUR-LIBOR	Z/Q	LCH	03/25/20	4,046,000	(5,315)	—	(5,315)
(0.106%)	3-Month EUR-LIBOR	S/Q	LCH	03/26/20	1,309,000	(1,405)	—	(1,405)
(0.110%)	3-Month EUR-LIBOR	S/Q	LCH	03/27/20	1,309,000	(1,343)	—	(1,343)
(0.103%)	3-Month EUR-LIBOR	S/Q	LCH	03/27/20	1,309,000	(1,442)	—	(1,442)
(0.113%)	3-Month EUR-LIBOR	S/Q	LCH	03/29/20	2,579,000	(2,488)	—	(2,488)
(0.120%)	3-Month EUR-LIBOR	S/Q	LCH	04/03/20	3,902,000	(3,310)	—	(3,310)
(0.110%)	3-Month EUR-LIBOR	S/Q	LCH	04/05/20	1,336,000	(1,252)	—	(1,252)
(0.111%)	3-Month EUR-LIBOR	S/Q	LCH	04/06/20	1,336,000	(1,236)	—	(1,236)
(0.090%)	3-Month EUR-LIBOR	S/Q	LCH	04/15/20	9,278,000	(10,070)	—	(10,070)
1.265%	6-Month HUF-BUBOR	A/S	LCH	12/13/21	HUF 80,325,000	3,056	—	3,056

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.460%	6-Month HUF-BUBOR	A/S	LCH	01/12/22	HUF 141,670,000	$3,167	$—	$3,167
0.250%	6-Month EUR-LIBOR	A/S	LCH	09/20/22	EUR 2,028,730	(1,922)	8,741	(10,663)
1.253%	6-Month HUF-BUBOR	A/S	LCH	02/06/23	HUF 132,996,000	14,445	—	14,445
1.315%	6-Month HUF-BUBOR	A/S	LCH	02/09/23	166,839,000	16,642	—	16,642
2.753%	3-Month NZD Bank Bills	Q/S	LCH	02/09/23	NZD 1,440,000	(17,480)	—	(17,480)
2.755%	3-Month NZD Bank Bills	S/Q	LCH	02/09/23	1,040,000	(12,696)	—	(12,696)
2.734%	3-Month NZD Bank Bills	Q/S	LCH	02/20/23	1,100,000	(12,767)	—	(12,767)
2.740%	3-Month NZD Bank Bills	Z/Q	LCH	02/22/23	1,180,000	(13,877)	—	(13,877)
1.000%	6-Month EUR-LIBOR	S/S	LCH	03/21/23	EUR 175,000	(6,302)	(5,772)	(530)
0.431%	6-Month EUR-LIBOR	S/S	LCH	05/22/23	260,000	(1,363)	(1,718)	355
1.820%	6-Month HUF-BUBOR	S/S	LCH	06/15/23	HUF 231,691,000	9,198	—	9,198
1.885%	6-Month HUF-BUBOR	S/S	LCH	06/18/23	47,309,000	1,407	—	1,407
2.887%	3-Month USD-LIBOR	S/Q	LCH	06/27/23	$350,000	2,651	—	2,651
1.923%	6-Month HUF-BUBOR	Q/S	LCH	07/28/26	HUF 131,000,000	26,943	—	26,943
1.940%	6-Month HUF-BUBOR	Q/S	LCH	08/01/26	92,200,000	18,615	—	18,615
1.888%	6-Month HUF-BUBOR	A/S	LCH	09/21/26	89,324,000	20,110	—	20,110
1.930%	6-Month HUF-BUBOR	Q/S	LCH	09/21/26	36,212,000	7,757	—	7,757
1.935%	6-Month HUF-BUBOR	A/S	LCH	09/21/26	35,307,000	7,517	—	7,517
2.140%	6-Month HUF-BUBOR	A/S	LCH	10/13/26	35,971,000	5,837	—	5,837
2.075%	6-Month HUF-BUBOR	A/S	LCH	10/28/26	35,850,000	6,508	—	6,508
2.180%	6-Month HUF-BUBOR	A/S	LCH	11/03/26	35,967,000	5,568	—	5,568
2.150%	6-Month HUF-BUBOR	A/S	LCH	11/07/26	35,266,000	5,770	—	5,770
2.120%	6-Month HUF-BUBOR	A/S	LCH	11/08/26	35,033,000	6,009	—	6,009
2.145%	6-Month HUF-BUBOR	S/S	LCH	11/10/26	96,456,000	15,931	—	15,931
3.400%	3-Month NZD Bank Bills	S/Q	LCH	04/28/27	NZD 900,000	(28,828)	—	(28,828)
3.395%	3-Month NZD Bank Bills	S/Q	LCH	05/08/27	705,000	(22,368)	—	(22,368)
3.405%	3-Month NZD Bank Bills	A/Q	LCH	05/08/27	705,000	(22,729)	—	(22,729)
3.313%	3-Month NZD Bank Bills	Q/S	LCH	05/18/27	609,000	(16,734)	—	(16,734)
1.965%	U.S. CPI Urban Consumers	Z/Z	LCH	06/23/27	$2,000,000	78,414	—	78,414
2.175%	3-Month USD-LIBOR	S/Q	LCH	09/19/27	568,000	41,537	—	41,537
7.670%	28-Day MXN-TIIE	A/L	CME	12/02/27	MXN 17,900,000	32,087	—	32,087
7.670%	28-Day MXN-TIIE	S/L	CME	12/03/27	18,000,000	32,286	—	32,286
3.128%	3-Month NZD Bank Bills	S/Q	LCH	01/09/28	NZD 1,000,000	(16,234)	—	(16,234)
3.130%	3-Month NZD Bank Bills	Z/Q	LCH	01/09/28	1,000,000	(16,370)	—	(16,370)
3.150%	3-Month NZD Bank Bills	S/Q	LCH	01/11/28	1,000,000	(17,454)	—	(17,454)
3.203%	3-Month NZD Bank Bills	S/Q	LCH	01/12/28	2,000,000	(40,624)	—	(40,624)
2.676%	3-Month USD-LIBOR	S/Q	LCH	01/30/28	$620,000	21,830	—	21,830
2.723%	3-Month USD-LIBOR	Z/Q	LCH	01/31/28	40,000	1,255	—	1,255
2.735%	3-Month USD-LIBOR	S/Q	LCH	02/01/28	640,200	19,485	—	19,485
2.353%	U.S. CPI Urban Consumers	Z/Z	LCH	02/06/28	36,100	100	—	100
2.090%	6-Month HUF-BUBOR	S/S	LCH	02/07/28	HUF 23,271,000	6,017	—	6,017
2.115%	6-Month HUF-BUBOR	S/S	LCH	02/07/28	69,724,000	17,509	—	17,509
2.180%	6-Month HUF-BUBOR	A/S	LCH	02/07/28	34,475,000	7,989	—	7,989
2.195%	6-Month HUF-BUBOR	Z/S	LCH	02/08/28	35,165,000	7,998	—	7,998
2.230%	6-Month HUF-BUBOR	S/S	LCH	02/09/28	67,395,000	14,638	—	14,638
2.845%	3-Month USD-LIBOR	S/Q	LCH	02/09/28	$21,640	466	—	466
3.020%	3-Month USD-LIBOR	S/Q	LCH	05/10/28	175,000	1,303	(846)	2,149
3.006%	3-Month USD-LIBOR	S/Q	LCH	05/29/28	244,000	2,077	—	2,077
2.942%	3-Month USD-LIBOR	S/Q	LCH	06/27/28	150,000	2,044	—	2,044
2.121%	6-Month CZK-PRIBOR	S/S	LCH	07/27/28	CZK 18,950,000	22,700	—	22,700
2.150%	6-Month CZK-PRIBOR	S/S	LCH	07/30/28	15,520,000	16,815	—	16,815
2.155%	6-Month CZK-PRIBOR	S/S	LCH	07/31/28	15,410,000	16,381	—	16,381
2.230%	6-Month CZK-PRIBOR	A/S	LCH	08/03/28	4,160,000	3,197	—	3,197
2.197%	6-Month CZK-PRIBOR	A/S	LCH	08/06/28	7,340,000	6,605	—	6,605
2.208%	6-Month CZK-PRIBOR	A/S	LCH	08/06/28	5,130,000	4,409	—	4,409
2.248%	6-Month CZK-PRIBOR	A/S	LCH	08/07/28	14,560,000	10,649	—	10,649
2.225%	6-Month CZK-PRIBOR	A/S	LCH	08/08/28	5,840,000	4,793	—	4,793
2.225%	6-Month CZK-PRIBOR	A/S	LCH	08/09/28	730,000	599	—	599
2.220%	6-Month CZK-PRIBOR	A/S	LCH	08/10/28	3,630,000	3,050	—	3,050
2.225%	6-Month CZK-PRIBOR	A/S	LCH	08/13/28	3,390,000	2,784	—	2,784
2.185%	6-Month CZK-PRIBOR	A/S	LCH	08/16/28	3,919,000	3,866	—	3,866
2.230%	6-Month CZK-PRIBOR	A/S	LCH	08/17/28	16,440,000	13,276	—	13,276
2.230%	6-Month CZK-PRIBOR	A/S	LCH	08/20/28	7,770,000	6,282	—	6,282
2.240%	6-Month CZK-PRIBOR	A/S	LCH	08/21/28	7,839,000	6,037	—	6,037
2.320%	6-Month CZK-PRIBOR	A/S	LCH	08/23/28	11,032,000	5,004	—	5,004
8.300%	28-Day MXN-TIIE	L/L	CME	08/23/28	MXN 8,170,000	(2,587)	37	(2,624)
3.112%	3-Month USD-LIBOR	Q/S	LCH	10/02/28	$13,900	—	(7)	7
3.117%	3-Month USD-LIBOR	Q/S	LCH	10/02/28	310,300	—	—	—
1.569%	Eurostat Eurozone HICP	S/Z	LCH	08/15/32	EUR 379,000	8,516	—	8,516
1.585%	Eurostat Eurozone HICP	Z/Z	LCH	08/15/32	381,000	7,447	—	7,447
1.601%	Eurostat Eurozone HICP	A/Z	LCH	08/15/32	371,000	6,164	—	6,164
1.638%	Eurostat Eurozone HICP	S/Z	LCH	10/15/32	374,000	4,366	—	4,366

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Pay	Receive	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.735%	Eurostat Eurozone HICP	Z/Z	LCH	02/15/33	EUR 30,900	($146)	$—	($146)
2.980%	3-Month USD-LIBOR	S/Q	LCH	07/05/38	$127,000	1,959	—	1,959
3.010%	3-Month USD-LIBOR	S/Q	LCH	07/05/38	292,000	3,939	—	3,939
2.982%	3-Month USD-LIBOR	S/Q	LCH	07/06/38	178,000	2,725	—	2,725
2.968%	3-Month USD-LIBOR	S/Q	LCH	07/07/38	274,000	4,447	—	4,447
2.419%	U.S. CPI Urban Consumers	A/Z	LCH	02/06/43	149,500	(304)	—	(304)
0.783%	6-Month JPY-LIBOR	S/S	LCH	12/19/46	JPY 47,720,000	18,523	—	18,523
0.853%	6-Month JPY-LIBOR	S/S	LCH	06/19/47	14,700,000	3,605	—	3,605
0.856%	6-Month JPY-LIBOR	A/S	LCH	06/19/47	14,700,000	3,502	—	3,502
2.160%	U.S. CPI Urban Consumers	A/Z	LCH	08/04/47	$135,000	9,087	—	9,087
2.148%	U.S. CPI Urban Consumers	S/Z	LCH	08/07/47	80,000	5,631	—	5,631
2.146%	U.S. CPI Urban Consumers	S/Z	LCH	08/25/47	169,000	12,041	—	12,041
2.149%	U.S. CPI Urban Consumers	S/Z	LCH	09/01/47	168,000	11,867	—	11,867
0.892%	6-Month JPY-LIBOR	S/S	LCH	09/18/47	JPY 51,000,000	8,330	—	8,330
0.924%	6-Month JPY-LIBOR	A/S	LCH	09/18/47	46,000,000	4,097	—	4,097
2.220%	U.S. CPI Urban Consumers	S/Z	LCH	10/05/47	$147,000	7,965	—	7,965
0.946%	6-Month JPY-LIBOR	A/S	LCH	12/18/47	JPY 85,000,000	3,819	—	3,819
0.949%	6-Month JPY-LIBOR	S/S	LCH	12/18/47	22,000,000	806	—	806
0.953%	6-Month JPY-LIBOR	S/S	LCH	12/18/47	39,000,000	1,105	—	1,105
0.958%	6-Month JPY-LIBOR	S/S	LCH	12/18/47	43,850,000	721	—	721
1.635%	6-Month EUR-LIBOR	Z/S	LCH	02/27/48	EUR 640,000	(18,912)	—	(18,912)
1.360%	6-Month EUR-LIBOR	S/A	LCH	04/05/48	99,300	4,853	3,419	1,434
1.473%	6-Month EUR-LIBOR	S/A	LCH	04/05/48	36,000	598	—	598
2.918%	3-Month USD-LIBOR	Q/S	LCH	04/16/48	$108,500	4,536	—	4,536
2.905%	3-Month USD-LIBOR	Q/S	LCH	04/17/48	115,000	5,095	—	5,095
1.600%	6-Month EUR-LIBOR	S/S	LCH	05/18/48	EUR 249,700	(4,929)	(734)	(4,195)
3.115%	3-Month USD-LIBOR	S/Q	LCH	05/18/48	$67,900	146	(145)	291
3.118%	3-Month USD-LIBOR	A/Q	LCH	05/23/48	50,000	81	—	81
1.539%	6-Month EUR-LIBOR	S/S	LCH	05/29/48	EUR 133,000	(326)	—	(326)
3.017%	3-Month USD-LIBOR	A/Q	LCH	05/29/48	$38,600	832	—	832
1.458%	6-Month EUR-LIBOR	S/S	LCH	05/31/48	EUR 55,300	1,149	50	1,099
0.861%	6-Month JPY-LIBOR	S/S	LCH	06/17/48	JPY 12,380,000	3,294	—	3,294
3.143%	3-Month USD-LIBOR	Q/S	LCH	09/28/48	$318,000	(1,184)	—	(1,184)
3.120%	3-Month USD-LIBOR	Q/S	LCH	10/01/48	470,700	—	—	—
3.123%	3-Month USD-LIBOR	Q/S	LCH	10/01/48	208,700	—	—	—
3.116%	3-Month USD-LIBOR	Q/S	LCH	10/02/48	2,900	—	—	—

						432,618	3,025	429,593

Total Interest Rate Swaps – Short						$490,910	$3,025	$487,885

Total Interest Rate Swaps						$113,211	($9,191)	$122,402

Total Return Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counter- party	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Kospi 200 Index-appreciation	Kospi 200 Index-depreciation	Z/Z	CIT	12/13/18	3	KRW 226,200,000	$6,260	$—	$6,260
Egyptian Treasury Bills	3-Month USD-LIBOR + 0.550%	S/Z	GSC	07/23/19	—	EGP 3,900,000	5,553	913	4,640

							$11,813	$913	$10,900

Total Swap Agreements							$10,730	$465,765	($455,035)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Deprecation)
OTC Swap Agreements
Assets	$718,081	$297,943
Liabilities	(594,246)	(503,296)
Centrally Cleared Swap Agreements (6)
Assets	364,843	811,274
Liabilities	(22,913)	(1,060,956)

	$465,765	($455,035)

(6)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2018:

		Total Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Cyprus	$266,090	$266,090	$—	$—
	Iceland	1,610,872	1,334,392	276,480	—
	Japan	633,548	—	633,548	—
	Myanmar	189,884	—	189,884	—
	Serbia	37,514	37,514	—	—
	South Korea	400,119	33,565	366,554	—
	Vietnam	797,464	84,112	713,352	—

	Total Common Stocks	3,935,491	1,755,673	2,179,818	—

	Corporate Bond & Notes	1,866,547	—	1,866,547	—
	Senior Loan Notes	381,325	—	114,285	267,040
	Mortgage-Backed Securities	1,112,758	—	1,112,758	—
	Foreign Government Bonds & Notes	30,208,950	—	30,208,950	—
	Short-Term Investments	14,968,415	6,495,112	8,473,303	—
	Derivatives:
	Credit Contracts
	Swaps	141,553	—	141,553	—
	Equity Contracts
	Purchased Options	127,509	—	127,509	—
	Swaps	6,260	—	6,260	—

	Total Equity Contracts	133,769	—	133,769	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,478,342	—	3,478,342	—
	Purchased Options	194,457	—	194,457	—

	Total Foreign Currency Contracts	3,672,799	—	3,672,799	—

	Interest Rate Contracts
	Futures	79,917	79,917	—	—
	Purchased Options	395,674	—	395,674	—
	Swaps	961,404	—	961,404	—

	Total Interest Rate Contracts	1,436,995	79,917	1,357,078	—

	Total Assets - Derivatives	5,385,116	79,917	5,305,199	—

	Total Assets	57,858,602	8,330,702	49,260,860	267,040

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(729,890)	—	(729,890)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,848,063)	—	(3,848,063)	—
	Written Options	(388)	—	(388)	—

	Total Foreign Currency Contracts	(3,848,451)	—	(3,848,451)	—

	Interest Rate Contracts
	Futures	(33,344)	(33,344)	—	—
	Swaps	(834,362)	—	(834,362)	—

	Total Interest Rate Contracts	(867,706)	(33,344)	(834,362)	—

	Total Liabilities - Derivatives	(5,446,047)	(33,344)	(5,412,703)	—

	Total Liabilities	(5,446,047)	(33,344)	(5,412,703)	—

	Total	$52,412,555	$8,297,358	$43,848,157	$267,040

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2018:

Senior Loan Notes
Value, Beginning of Year	$790,978
Purchases	—
Sales (Includes Paydowns)	—
Accrued Discounts (Premiums)	1,414
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation (Depreciation)	(525,352)
Transfers In	—
Transfers Out	—

Value, End of Period	$267,040

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($525,352)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-110 and A-111

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2018 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2018. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of September 30, 2018.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~

Securities are not registered under the Securities Act of 1933

(1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

◇	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2018.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
l	Total shares owned by the Fund as of September 30, 2018 were less than one share.
»	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3) (See Note 3D in Notes to Financial Statements).

Counterparty & Exchange Abbreviations:

ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley

MSE	Montreal Exchange
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
UBS	UBS

Currency Abbreviations:

AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BHD	Bahraini Dinar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
LKR	Sri Lankan Rupee
MAD	Moroccan Dirham
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Riyal
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Uganda Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Payment Frequency Abbreviations:

A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

See Notes to Financial Statements

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

September 30, 2018 (Unaudited)

Reference Rate Abbreviations:

ARS Deposit	Argentina Deposit Rate
ARS Reference	Argentina Reference Rate
AUD Bank Bill	Australian Dollar Bank Bill Rate
EUR LIBOR	Euro London Interbank Offered Rate
GBP LIBOR	British Pound London Interbank Offered Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate
USD LIBOR	United States Dollar London Interbank Offered Rate
UST	United States Treasury Rate

Other Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2018 (Unaudited)

	PF Inflation Managed Fund	PF Managed Bond Fund	PF Short Duration Bond Fund	PF Emerging Markets Debt Fund	PF Developing Growth Fund	PF Growth Fund
ASSETS
Investments, at value (excluding derivatives)	$88,646,146	$677,771,775	$101,247,350	$81,368,152	$14,706,570	$175,741,453
Outstanding purchased options, at value	—	87,853	—	—	—	—
Cash	—	812,258	333,447	—	—	—
Cash (segregated for derivative instruments)	298,000	5,593,204	67,300	685,697	—	—
Foreign currency held, at value	126,093	6,098,482	3,576	330,071	—	—
Receivables:
Dividends and interest	182,984	3,688,169	597,423	1,078,946	3,082	63,661
Fund shares sold	1,573	—	—	3,147	—	—
Securities sold	4,724,380	167,939,388	90,540	966,609	256,663	1,354
Variation margin on futures contracts	14,131	2,937	6,231	—	—	—
Variation margin on swap contracts	—	286,774	—	49,192	—	—
Swap agreements	13,830	—	—	94	—	—
Due from adviser	4,155	36,892	8,912	7,863	1,099	8,953
Forward foreign currency contracts appreciation	22,652	2,221,503	—	926,902	—	—
Swap premiums paid	—	16,850	—	448,380	—	—
Swap agreements appreciation	4,282	133,366	—	—	—	—
Prepaid expenses and other assets	—	7,544	486	—	—	165
Total Assets	94,038,226	864,696,995	102,355,265	85,865,053	14,967,414	175,815,586
LIABILITIES
Payables:
Fund shares redeemed	49,933	424,348	71,940	71,073	13,337	158,380
Securities purchased	9,755,737	299,386,867	750,133	231,819	88,786	—
Sale-buyback financing transactions	15,910,174	38,199,218	—	—	—	—
Due to custodian	14,996	—	—	3,569	—	—
Swap agreements	—	316,088	—	—	—	—
Variation margin on swap contracts	58,157	—	—	—	—	—
Due to brokers	—	770,000	—	250,000	—	—
Accrued advisory fees	22,696	173,413	33,655	54,180	6,967	78,724
Accrued administration fees	8,511	65,030	12,621	10,353	1,742	21,470
Accrued support service expenses	2,822	18,344	3,463	3,320	321	5,978
Accrued custodian fees and expenses	4,254	44,311	5,718	19,337	965	3,501
Accrued legal, audit and tax service fees	4,257	38,055	7,528	5,362	626	11,827
Accrued trustees’ fees and expenses and deferred compensation	2,734	15,606	2,255	—	2,333	4,219
Accrued other	8,822	104,841	39,846	17,102	5,986	18,223
Forward foreign currency contracts depreciation	42,004	2,113,266	2,891	382,482	—	—
Outstanding options written, at value	21,211	112,880	—	—	—	—
Swap premiums received	3,106	265,398	—	—	—	—
Swap agreements depreciation	5,975	11,186	—	87,316	—	—
Total Liabilities	25,915,389	342,058,851	930,050	1,135,913	121,063	302,322
NET ASSETS	$68,122,837	$522,638,144	$101,425,215	$84,729,140	$14,846,351	$175,513,264
NET ASSETS CONSIST OF:
Paid-in capital	$77,139,956	$537,022,265	$103,743,839	$97,137,366	$10,644,582	$80,332,039
Undistributed/accumulated net investment income (loss)	1,497,467	6,786,073	1,723,503	1,697,263	(24,333)	12,915
Undistributed/accumulated net realized gain (loss)	(9,255,187)	(9,261,749)	(3,142,978)	(10,219,252)	601,140	9,632,814
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(1,259,399)	(11,908,445)	(899,149)	(3,886,237)	3,624,962	85,535,496
NET ASSETS	$68,122,837	$522,638,144	$101,425,215	$84,729,140	$14,846,351	$175,513,264
Class P Shares:
Shares of beneficial interest outstanding	7,673,862	49,852,895	10,277,171	9,649,641	773,596	5,992,434
Net Asset Value Per Share	$8.88	$10.48	$9.87	$8.78	$19.19	$29.29

Investments, at cost (excluding derivatives)	$90,116,204	$686,747,014	$102,065,003	$85,741,170	$11,081,608	$90,205,957
Outstanding purchased options, at cost	—	172,202	—	—	—	—
Foreign currency held, at cost	126,994	6,122,315	3,580	330,717	—	—
Premiums received from outstanding options written	61,954	175,453	—	—	—	—

See Notes to Financial Statements

B-1

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

September 30, 2018 (Unaudited)

	PF Large-Cap Value Fund	PF Mid-Cap Equity Fund	PF Multi-Asset Fund	PF Small-Cap Value Fund	PF Emerging Markets Fund	PF International Large-Cap Fund
ASSETS
Investments, at value (excluding derivatives)	$208,430,869	$10,215,227	$1,281,819,214	$76,316,875	$116,636,166	$55,449,687
Cash	—	5,306	2,730	—	—	3,422
Foreign currency held, at value	—	—	—	—	208,384	2,038
Receivables:
Dividends and interest	332,533	8,263	6,049,470	57,782	144,747	1,035,926
Fund shares sold	—	—	—	—	2,203	—
Securities sold	—	—	—	113,284	2,859,642	267,220
Due from adviser	11,616	1,414	54,084	4,683	41,035	13,912
Swap agreements appreciation	—	—	60,797,295	—	—	—
Prepaid expenses and other assets	2,798	—	27,210	—	1,594	700
Total Assets	208,777,816	10,230,210	1,348,750,003	76,492,624	119,893,771	56,772,905
LIABILITIES
Payables:
Fund shares redeemed	194,279	—	—	72,671	125,607	54,637
Securities purchased	—	—	5,208,197	182,898	17,136	—
Due to custodian	3,718	—	—	—	28,428	—
Variation margin on futures contracts	—	—	1,500	—	—	—
Accrued advisory fees	112,286	5,451	380,742	47,695	81,912	39,421
Accrued administration fees	25,912	1,258	163,175	9,539	15,358	6,957
Accrued support service expenses	5,874	23	52,182	2,443	5,795	1,339
Accrued custodian fees and expenses	7,991	1,914	17,545	2,731	232,068	77,866
Accrued legal, audit and tax service fees	15,115	945	65,506	5,688	11,917	5,955
Accrued trustees’ fees and expenses and deferred compensation	8,511	1,315	—	1,062	1,680	4,122
Accrued foreign capital gains tax	—	—	—	—	182,071	212,625
Accrued other	22,117	10,190	56,664	12,523	31,129	24,141
Swap agreements depreciation	—	—	14,995,398	—	—	—
Total Liabilities	395,803	21,096	20,940,909	337,250	733,101	427,063
NET ASSETS	$208,382,013	$10,209,114	$1,327,809,094	$76,155,374	$119,160,670	$56,345,842
NET ASSETS CONSIST OF:
Paid-in capital	$65,552,959	($5,549,640)	$1,271,836,205	$44,233,290	$64,582,187	($17,754,639)
Undistributed/accumulated net investment income (loss)	1,909,082	52,392	12,018,743	115,001	(307,305)	1,029,088
Undistributed/accumulated net realized gain (loss)	62,001,465	14,988,996	(363,335)	15,077,779	13,149,156	47,507,375
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	78,918,507	717,366	44,317,481	16,729,304	41,736,632	25,564,018
NET ASSETS	$208,382,013	$10,209,114	$1,327,809,094	$76,155,374	$119,160,670	$56,345,842
Class P Shares:
Shares of beneficial interest outstanding	11,433,628	878,005	130,521,607	6,330,449	7,416,661	2,657,507
Net Asset Value Per Share	$18.23	$11.63	$10.17	$12.03	$16.07	$21.20

Investments, at cost (excluding derivatives)	$129,512,362	$9,497,861	$1,283,303,630	$59,587,571	$74,718,309	$29,668,328
Foreign currency held, at cost	—	—	—	—	208,548	2,045

See Notes to Financial Statements

B-2

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

September 30, 2018 (Unaudited)

	PF International Small-Cap Fund	PF International Value Fund	PF Real Estate Fund	PF Currency Strategies Fund	PF Equity Long/Short Fund	PF Global Absolute Return Fund
ASSETS
Investments, at value (excluding derivatives)	$78,759,682	$77,186,445	$51,598,715	$64,938,291	$41,450,879	$52,473,486
Outstanding purchased options, at value	—	—	—	—	—	717,640
Cash	—	—	—	2,245	876,384	1,757,953
Cash (segregated for derivative instruments)	—	—	—	—	9,255,000	—
Foreign currency held, at value	42,467	91,289	—	12,483	220,395	2,235,971
Receivables:
Dividends and interest	362,515	889,724	162,536	163,634	14,915	532,300
Fund shares sold	1,574	—	944	7,868	3,462	7,868
Securities sold	—	480,589	161,693	—	—	57,639
Variation margin on swap contracts	—	—	—	—	—	1,417,139
Swap agreements	—	—	—	—	—	229,197
Due from adviser	1,751	12,540	2,092	—	—	9,812
Forward foreign currency contracts appreciation	—	—	—	1,506,911	34,229	3,478,342
Swap premiums paid	—	—	—	—	—	718,081
Swap agreements appreciation	—	—	—	—	1,731,813	297,943
Prepaid expenses and other assets	—	1,099	70	—	—	275,450
Total Assets	79,167,989	78,661,686	51,926,050	66,631,432	53,587,077	64,208,821
LIABILITIES
Payables:
Fund shares redeemed	76,909	74,991	44,098	42,514	43,111	43,111
Securities purchased	—	399,650	—	5,951,758	—	1,822,103
Due to custodian	3,245	—	21,888	—	—	—
Variation margin on futures contracts	—	—	—	—	24,849	5,942
Swap agreements	—	—	—	—	1,103	—
Due to brokers	—	—	—	—	1,200,000	380,000
Accrued advisory fees	55,589	41,166	36,751	31,499	41,839	37,970
Accrued administration fees	9,810	9,500	6,125	7,269	6,276	7,119
Accrued support service expenses	3,247	2,225	1,162	1,921	—	1,874
Accrued custodian fees and expenses	26,758	56,465	1,360	8,758	8,621	78,732
Accrued legal, audit and tax service fees	5,440	7,109	2,389	4,153	3,057	4,260
Accrued trustees’ fees and expenses and deferred compensation	—	5,155	595	1,147	—	206
Accrued foreign capital gains tax	—	1	—	—	—	—
Accrued other	13,376	22,241	5,967	5,393	16,303	23,557
Forward foreign currency contracts depreciation	—	—	—	2,664,832	65,973	3,848,063
Outstanding options written, at value	—	—	—	—	—	388
Swap premiums received	—	—	—	—	—	594,246
Swap agreements depreciation	—	—	—	—	1,099,979	503,296
Total Liabilities	194,374	618,503	120,335	8,719,244	2,511,111	7,350,867
NET ASSETS	$78,973,615	$78,043,183	$51,805,715	$57,912,188	$51,075,966	$56,857,954
NET ASSETS CONSIST OF:
Paid-in capital	$73,819,678	$64,169,048	$39,000,692	$58,703,955	$54,236,872	$64,252,102
Undistributed/accumulated net investment income (loss)	854,654	2,581,287	692,852	(1,607,043)	(5,179,658)	1,073,611
Undistributed/accumulated net realized gain (loss)	821,627	4,495,664	4,942,252	2,373,282	1,141,102	(4,733,844)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	3,477,656	6,797,184	7,169,919	(1,558,006)	877,650	(3,733,915)
NET ASSETS	$78,973,615	$78,043,183	$51,805,715	$57,912,188	$51,075,966	$56,857,954
Class P Shares:
Shares of beneficial interest outstanding	7,361,911	7,753,100	4,064,039	6,338,543	5,763,278	6,359,736
Net Asset Value Per Share	$10.73	$10.07	$12.75	$9.14	$8.86	$8.94

Investments, at cost (excluding derivatives)	$75,280,471	$70,369,420	$44,428,796	$65,335,756	$41,452,774	$54,682,835
Outstanding purchased options, at cost	—	—	—	—	—	1,026,264
Foreign currency held, at cost	42,661	92,044	—	12,387	221,620	2,381,641
Premiums received from outstanding options written	—	—	—	—	—	5,184

See Notes to Financial Statements

B-3

PACIFIC FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2018 (Unaudited)

	PF Inflation Managed Fund	PF Managed Bond Fund	PF Short Duration Bond Fund	PF Emerging Markets Debt Fund	PF Developing Growth Fund	PF Growth Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$3,729	$204,281	$10,365	$85,943	$16,880	$666,597
Interest, net of foreign taxes withheld	1,663,208	10,062,683	1,364,337	2,395,062	—	581
Other	—	38	—	—	—	—
Total Investment Income	1,666,937	10,267,002	1,374,702	2,481,005	16,880	667,178

EXPENSES
Advisory fees	145,185	1,120,347	214,895	334,272	31,477	518,332
Administration fees	54,444	420,130	80,586	63,874	7,869	141,363
Support services expenses	6,237	48,477	9,288	7,367	800	16,483
Custodian fees and expenses	3,087	32,005	4,341	14,766	719	2,597
Shareholder report expenses	3,261	25,342	4,856	3,851	418	8,617
Transfer agency out-of-pocket expenses	2,615	20,328	3,894	3,089	335	6,914
Registration fees	104	796	155	128	14	253
Legal, audit and tax service fees	5,026	38,919	7,480	5,987	650	13,049
Trustees’ fees and expenses	1,675	13,030	2,496	1,897	215	4,440
Interest expense	156,240	296,785	—	—	—	—
Other (1)	4,233	53,751	22,783	10,795	3,557	8,392
Total Expenses	382,107	2,069,910	350,774	446,026	46,054	720,440
Adviser Expense Reimbursement (2)	(26,238)	(232,649)	(55,294)	(47,881)	(6,707)	(60,745)
Net Expenses	355,869	1,837,261	295,480	398,145	39,347	659,695
NET INVESTMENT INCOME (LOSS)	1,311,068	8,429,741	1,079,222	2,082,860	(22,467)	7,483

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions (3)	(255,475)	(5,378,288)	16,666	(266,727)	1,740,568	3,780,141
Closed short positions	—	(594)	—	—	—	—
Foreign currency transactions	(65,139)	184,396	(284)	(1,018,013)	—	(140)
Forward foreign currency contract transactions	231,255	(798,489)	20,684	(1,585,770)	—	—
Futures contract transactions	(28,561)	(1,423,809)	(40,372)	—	—	—
Purchased option transactions	(12,415)	(1,256,862)	—	—	—	—
Swap transactions	5,682	1,353,296	—	(94,323)	—	—
Written option transactions	52,731	1,532,897	—	—	—	—
Net Realized Gain (Loss)	(71,922)	(5,787,453)	(3,306)	(2,964,833)	1,740,568	3,780,001

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	(1,425,289)	(6,075,137)	(104,818)	(4,915,780)	882,942	24,157,516
Foreign currencies	(154)	(94,488)	24	(13,319)	—	—
Forward foreign currency contracts	(7,013)	2,547,232	(3,048)	509,677	—	—
Futures contracts	158,052	(4,067,137)	(96,610)	—	—	—
Purchased options	3,236	77,212	—	—	—	—
Swaps	36,749	(707,318)	—	(24,952)	—	—
Written options	(5,733)	(41,321)	—	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	(1,240,152)	(8,360,957)	(204,452)	(4,444,374)	882,942	24,157,516
NET GAIN (LOSS)	(1,312,074)	(14,148,410)	(207,758)	(7,409,207)	2,623,510	27,937,517
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,006)	($5,718,669)	$871,464	($5,326,347)	$2,601,043	$27,945,000

Foreign taxes withheld on dividends and interest	$—	$10,795	$209	$22,841	$—	$2,060

(1)	Other Expense for the PF Short Duration Bond and PF Developing Growth Funds include $21,373 and $3,290 of Accounting fees, respectively.
(2)	See Note 7B in Notes to Financial Statements.
(3)	Net realized gain (loss) on investment security transactions for the PF Emerging Markets Debt Fund is net of foreign capital gains tax withheld of $3,951.

See Notes to Financial Statements

B-4

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2018 (Unaudited)

	PF Large-Cap Value Fund	PF Mid-Cap Equity Fund	PF Multi-Asset Fund	PF Small-Cap Value Fund	PF Emerging Markets Fund	PF International Large-Cap Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,038,923	$127,935	$118,803	$481,116	$1,986,675	$1,704,497
Interest, net of foreign taxes withheld	—	—	13,596,089	—	—	150
Total Investment Income	2,038,923	127,935	13,714,892	481,116	1,986,675	1,704,647

EXPENSES
Advisory fees	613,441	60,553	1,894,599	304,477	649,995	362,154
Administration fees	141,563	13,974	811,971	60,895	121,874	63,910
Support services expenses	15,766	1,769	85,544	6,964	15,018	7,894
Custodian fees and expenses	5,943	1,409	16,230	2,018	174,068	57,226
Shareholder report expenses	8,242	925	44,720	3,640	7,851	4,127
Transfer agency out-of-pocket expenses	6,606	744	35,823	2,920	6,297	3,316
Registration fees	307	14	1,841	117	252	86
Legal, audit and tax service fees	13,163	1,266	73,211	5,621	12,114	5,888
Trustees’ fees and expenses	4,211	484	22,060	1,871	4,034	2,146
Offering expenses	—	—	44,377	—	—	—
Other (1)	8,185	5,434	13,353	5,890	29,943	15,169
Total Expenses	817,427	86,572	3,043,729	394,413	1,021,446	521,916
Adviser Expense Reimbursement (2)	(62,423)	(12,045)	(283,025)	(29,041)	(249,578)	(95,852)
Net Expenses	755,004	74,527	2,760,704	365,372	771,868	426,064
NET INVESTMENT INCOME (LOSS)	1,283,919	53,408	10,954,188	115,744	1,214,807	1,278,583

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions (3)	8,565,834	9,494,357	(227,988)	7,673,039	9,079,819	30,534,010
Foreign currency transactions	—	—	—	—	(252,153)	17,815
Futures contract transactions	—	—	(7,672)	—	—	—
Swap transactions	—	—	1,160,795	—	—	—
Net Realized Gain (Loss)	8,565,834	9,494,357	925,135	7,673,039	8,827,666	30,551,825

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities (4)	1,515,232	(7,451,538)	(938,834)	(1,886,265)	(23,379,583)	(29,240,853)
Foreign currencies	—	—	—	—	1,919	(24,046)
Swaps	—	—	62,102,521	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	1,515,232	(7,451,538)	61,163,687	(1,886,265)	(23,377,664)	(29,264,899)
NET GAIN (LOSS)	10,081,066	2,042,819	62,088,822	5,786,774	(14,549,998)	1,286,926
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,364,985	$2,096,227	$73,043,010	$5,902,518	($13,335,191)	$2,565,509

Foreign taxes withheld on dividends and interest	$24,934	$—	$26,741	$2,871	$342,215	$236,048

(1)	Other Expense for the PF Mid-Cap Equity Fund includes $4,743 of Accounting fees.
(2)	See Note 7B in Notes to Financial Statements.
(3)	Net realized gain (loss) on investment security transactions for the PF International Large-Cap Fund is net of foreign capital gains tax withheld of $66,997.
(4)

Change in net unrealized appreciation (depreciation) on investment securities for the PF Emerging Markets and PF International Large-Cap Funds was net of increase in deferred foreign capital gains tax of $174,834 and $206,403, respectively.

See Notes to Financial Statements

B-5

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2018 (Unaudited)

	PF International Small-Cap Fund	PF International Value Fund	PF Real Estate Fund	PF Currency Strategies Fund	PF Equity Long/Short Fund	PF Global Absolute Return Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,418,830	$2,406,003	$762,947	$163,146	$93,246	$130,033
Interest, net of foreign taxes withheld	—	—	—	306,113	331,231	1,769,162
Total Investment Income	1,418,830	2,406,003	762,947	469,259	424,477	1,899,195

EXPENSES
Advisory fees	363,677	339,674	181,012	200,025	309,613	242,722
Administration fees	64,178	78,386	30,168	46,160	40,384	45,510
Support services expenses	7,562	9,578	3,218	5,154	4,796	5,230
Custodian fees and expenses	20,107	45,346	996	6,517	6,429	57,331
Shareholder report expenses	3,952	5,007	1,683	2,694	2,507	2,735
Transfer agency out-of-pocket expenses	3,171	4,021	1,350	2,161	2,011	2,194
Registration fees	127	119	51	86	80	87
Legal, audit and tax service fees	6,102	7,287	2,557	4,158	3,866	4,219
Trustees’ fees and expenses	1,947	2,596	867	1,328	1,235	1,347
Interest expense	—	—	—	—	—	21,183
Other	7,715	12,659	3,076	2,540	13,862	16,003
Total Expenses	478,538	504,673	224,978	270,823	384,783	398,561
Advisory Fee Waiver (1)	—	—	—	—	(40,384)	—
Adviser Expense Reimbursement (2)	(7,896)	(86,612)	(13,798)	—	—	(58,805)
Net Expenses	470,642	418,061	211,180	270,823	344,399	339,756
NET INVESTMENT INCOME (LOSS)	948,188	1,987,942	551,767	198,436	80,078	1,559,439

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions (3)	(645,896)	5,492,625	4,392,988	(14,795)	(1,329)	(233,152)
Foreign currency transactions	(21,570)	(20,316)	—	(31,444)	(26,306)	(807,984)
Forward foreign currency contract transactions	—	—	—	2,463,086	(689,966)	607,741
Futures contract transactions	—	—	—	—	864,880	16,720
Purchased option transactions	—	—	—	(276,152)	—	234,184
Swap transactions	—	—	—	—	(791,123)	(1,408,550)
Written option transactions	—	—	—	235,799	—	8,160
Net Realized Gain (Loss)	(667,466)	5,472,309	4,392,988	2,376,494	(643,844)	(1,582,881)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities (4)	(4,209,172)	(8,988,747)	(2,376,068)	(636,851)	4,753	(3,852,679)
Foreign currencies	(10,426)	(28,207)	—	(3,462)	284	(465,919)
Forward bonds and forward volatility agreements	—	—	—	—	—	10,313
Forward foreign currency contracts	—	—	—	(2,032,930)	(6,710)	35,167
Futures contracts	—	—	—	—	1,052,359	50,960
Purchased options	—	—	—	477,239	—	(83,593)
Swaps	—	—	—	—	(5,557,711)	829,803
Written options	—	—	—	(193,674)	—	4,796
Change in Net Unrealized Appreciation (Depreciation)	(4,219,598)	(9,016,954)	(2,376,068)	(2,389,678)	(4,507,025)	(3,471,152)
NET GAIN (LOSS)	(4,887,064)	(3,544,645)	2,016,920	(13,184)	(5,150,869)	(5,054,033)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,938,876)	($1,556,703)	$2,568,687	$185,252	($5,070,791)	($3,494,594)

Foreign taxes withheld on dividends and interest	$178,492	$412,283	$—	$—	$—	$76,877

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 7B in Notes to Financial Statements.
(3)	Net realized gain (loss) on investment security transactions for the PF Global Absolute Return Fund is net of foreign capital gains tax withheld of $7,604.
(4)	Change in net unrealized appreciation (depreciation) on investment securities for the PF International Value Fund was net of decrease in deferred foreign capital gains tax of $20,233.

See Notes to Financial Statements

B-6

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018
	PF Inflation Managed Fund		PF Managed Bond Fund		PF Short Duration Bond Fund
OPERATIONS
Net investment income (loss)	$1,311,068	$488,345	$8,429,741	$18,549,661	$1,079,222	$2,448,443
Net realized gain (loss)	(71,922)	15,306	(5,787,453)	9,219,892	(3,306)	(803,745)
Change in net unrealized appreciation (depreciation)	(1,240,152)	(36,317)	(8,360,957)	(4,482,311)	(204,452)	(655,791)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,006)	467,334	(5,718,669)	23,287,242	871,464	988,907

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(165,026)	—	(26,381,232)	—	(2,387,342)
Net realized gains - Class P	—	—	—	(871,668)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(165,026)	—	(27,252,900)	—	(2,387,342)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	817,129	64,592,086	2,569,475	5,783,284	584,948	4,942,999
Dividends and distribution reinvestments - Class P	—	165,026	—	27,252,900	—	2,387,342
Cost of shares repurchased - Class P	(8,465,582)	(2,417,220)	(72,889,141)	(172,610,204)	(12,299,955)	(61,302,167)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,648,453)	62,339,892	(70,319,666)	(139,574,020)	(11,715,007)	(53,971,826)
NET INCREASE (DECREASE) IN NET ASSETS	(7,649,459)	62,642,200	(76,038,335)	(143,539,678)	(10,843,543)	(55,370,261)

NET ASSETS
Beginning of Year or Period	75,772,296	13,130,096	598,676,479	742,216,157	112,268,758	167,639,019
End of Year or Period	$68,122,837	$75,772,296	$522,638,144	$598,676,479	$101,425,215	$112,268,758
Undistributed/Accumulated Net Investment Income (Loss)	$1,497,467	$186,399	$6,786,073	($1,643,668)	$1,723,503	$644,281

	PF Emerging Markets Debt Fund		PF Developing Growth Fund		PF Growth Fund
OPERATIONS
Net investment income (loss)	$2,082,860	$2,347,533	($22,467)	($41,051)	$7,483	$231,718
Net realized gain (loss)	(2,964,833)	1,779,170	1,740,568	1,272,919	3,780,001	10,114,729
Change in net unrealized appreciation (depreciation)	(4,444,374)	(420,204)	882,942	1,084,703	24,157,516	18,433,706
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,326,347)	3,706,499	2,601,043	2,316,571	27,945,000	28,780,153

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(3,464,056)	—	—	—	(255,381)
Net realized gains - Class P	—	—	—	—	—	(5,034,209)
Net Decrease from Dividends and Distributions to Shareholders	—	(3,464,056)	—	—	—	(5,289,590)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	13,976,686	46,255,849	5,001,927	1,177,216	1,010,283	78,781,362
Dividends and distribution reinvestments - Class P	—	3,464,056	—	—	—	5,289,590
Cost of shares repurchased - Class P	(9,678,989)	(6,818,320)	(2,220,077)	(2,835,820)	(60,173,875)	(35,961,516)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,297,697	42,901,585	2,781,850	(1,658,604)	(59,163,592)	48,109,436
NET INCREASE (DECREASE) IN NET ASSETS	(1,028,650)	43,144,028	5,382,893	657,967	(31,218,592)	71,599,999

NET ASSETS
Beginning of Year or Period	85,757,790	42,613,762	9,463,458	8,805,491	206,731,856	135,131,857
End of Year or Period	$84,729,140	$85,757,790	$14,846,351	$9,463,458	$175,513,264	$206,731,856
Undistributed/Accumulated Net Investment Income (Loss)	$1,697,263	($385,597)	($24,333)	($1,866)	$12,915	$5,432

(1)	Unaudited.

See Notes to Financial Statements

B-7

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year/Period Ended March 31, 2018
	PF Large-Cap Value Fund		PF Mid-Cap Equity Fund		PF Multi-Asset Fund (2)
OPERATIONS
Net investment income (loss)	$1,283,919	$5,264,729	$53,408	$255,243	$10,954,188	$1,047,910
Net realized gain (loss)	8,565,834	105,969,265	9,494,357	15,006,079	925,135	(1,288,736)
Change in net unrealized appreciation (depreciation)	1,515,232	(74,455,651)	(7,451,538)	(5,362,910)	61,163,687	(16,846,206)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,364,985	36,778,343	2,096,227	9,898,412	73,043,010	(17,087,032)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(5,568,048)	—	(279,701)	—	—
Net realized gains - Class P	—	(5,764,837)	—	(10,976,374)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(11,332,885)	—	(11,256,075)	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	69,408,800	2,825,708	10,035,915	226,914	521,465,606	750,387,520
Dividends and distribution reinvestments - Class P	—	11,332,885	—	11,256,075	—	—
Cost of shares repurchased - Class P	(27,334,917)	(318,212,161)	(33,232,638)	(44,826,567)	—	(10)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	42,073,883	(304,053,568)	(23,196,723)	(33,343,578)	521,465,606	750,387,510
NET INCREASE (DECREASE) IN NET ASSETS	53,438,868	(278,608,110)	(21,100,496)	(34,701,241)	594,508,616	733,300,478

NET ASSETS
Beginning of Year or Period	154,943,145	433,551,255	31,309,610	66,010,851	733,300,478	—
End of Year or Period	$208,382,013	$154,943,145	$10,209,114	$31,309,610	$1,327,809,094	$733,300,478
Undistributed/Accumulated Net Investment Income (Loss)	$1,909,082	$625,163	$52,392	($1,016)	$12,018,743	$1,064,555

	PF Small-Cap Value Fund		PF Emerging Markets Fund		PF International Large-Cap Fund
OPERATIONS
Net investment income (loss)	$115,744	$194,522	$1,214,807	$1,311,410	$1,278,583	$2,258,631
Net realized gain (loss)	7,673,039	13,993,171	8,827,666	29,818,496	30,551,825	32,271,447
Change in net unrealized appreciation (depreciation)	(1,886,265)	(5,896,589)	(23,377,664)	17,643,260	(29,264,899)	(6,291,224)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,902,518	8,291,104	(13,335,191)	48,773,166	2,565,509	28,238,854

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(230,521)	—	(1,205,327)	—	(2,849,998)
Net realized gains - Class P	—	(15,035,437)	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(15,265,958)	—	(1,205,327)	—	(2,849,998)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	393,141	759,572	6,445,116	2,759,146	380,121	5,456,504
Dividends and distribution reinvestments - Class P	—	15,265,958	—	1,205,327	—	2,849,998
Cost of shares repurchased - Class P	(11,654,827)	(46,126,238)	(52,340,708)	(73,761,115)	(71,984,280)	(84,980,635)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,261,686)	(30,100,708)	(45,895,592)	(69,796,642)	(71,604,159)	(76,674,133)
NET INCREASE (DECREASE) IN NET ASSETS	(5,359,168)	(37,075,562)	(59,230,783)	(22,228,803)	(69,038,650)	(51,285,277)

NET ASSETS
Beginning of Year or Period	81,514,542	118,590,104	178,391,453	200,620,256	125,384,492	176,669,769
End of Year or Period	$76,155,374	$81,514,542	$119,160,670	$178,391,453	$56,345,842	$125,384,492
Undistributed/Accumulated Net Investment Income (Loss)	$115,001	($743)	($307,305)	($1,522,112)	$1,029,088	($249,495)

(1)	Unaudited.
(2)	PF Multi-Asset Fund commenced operations on January 31, 2018.

See Notes to Financial Statements

B-8

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018	Six-Month Period Ended September 30, 2018 (1)	Year Ended March 31, 2018
	PF International Small-Cap Fund		PF International Value Fund		PF Real Estate Fund
OPERATIONS
Net investment income (loss)	$948,188	$754,316	$1,987,942	$5,038,239	$551,767	$777,524
Net realized gain (loss)	(667,466)	4,296,821	5,472,309	27,546,854	4,392,988	4,246,790
Change in net unrealized appreciation (depreciation)	(4,219,598)	1,654,919	(9,016,954)	(9,695,966)	(2,376,068)	(6,500,964)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,938,876)	6,706,056	(1,556,703)	22,889,127	2,568,687	(1,476,650)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(1,105,961)	—	(7,139,546)	—	(616,661)
Net realized gains - Class P	—	(3,413,550)	—	—	—	(5,759,868)
Net Decrease from Dividends and Distributions to Shareholders	—	(4,519,511)	—	(7,139,546)	—	(6,376,529)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	2,373,243	49,538,815	508,289	5,213,861	18,291,328	9,367,327
Dividends and distribution reinvestments - Class P	—	4,519,511	—	7,139,546	—	6,376,529
Cost of shares repurchased - Class P	(9,277,032)	(9,226,369)	(64,533,952)	(59,107,900)	(10,573,518)	(5,409,463)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,903,789)	44,831,957	(64,025,663)	(46,754,493)	7,717,810	10,334,393
NET INCREASE (DECREASE) IN NET ASSETS	(10,842,665)	47,018,502	(65,582,366)	(31,004,912)	10,286,497	2,481,214

NET ASSETS
Beginning of Year or Period	89,816,280	42,797,778	143,625,549	174,630,461	41,519,218	39,038,004
End of Year or Period	$78,973,615	$89,816,280	$78,043,183	$143,625,549	$51,805,715	$41,519,218
Undistributed/Accumulated Net Investment Income (Loss)	$854,654	($93,534)	$2,581,287	$593,345	$692,852	$141,085

	PF Currency Strategies Fund		PF Equity Long/Short Fund		PF Global Absolute Return Fund
OPERATIONS
Net investment income (loss)	$198,436	($119,890)	$80,078	($300,859)	$1,559,439	$3,801,257
Net realized gain (loss)	2,376,494	(900,769)	(643,844)	16,433,672	(1,582,881)	(2,083,532)
Change in net unrealized appreciation (depreciation)	(2,389,678)	(433,088)	(4,507,025)	(6,424,573)	(3,471,152)	1,525,013
Net Increase (Decrease) in Net Assets Resulting from Operations	185,252	(1,453,747)	(5,070,791)	9,708,240	(3,494,594)	3,242,738

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(2,053,772)	—	(4,575,880)	—	(221,727)
Net realized gains - Class P	—	—	—	(5,371,424)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(2,053,772)	—	(9,947,304)	—	(221,727)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	2,773,370	7,841,564	5,381,421	3,506,269	4,806,912	7,667,734
Dividends and distribution reinvestments - Class P	—	2,053,772	—	9,947,304	—	221,727
Cost of shares repurchased - Class P	(7,601,535)	(31,655,007)	(6,357,246)	(27,173,385)	(7,418,240)	(34,991,071)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,828,165)	(21,759,671)	(975,825)	(13,719,812)	(2,611,328)	(27,101,610)
NET INCREASE (DECREASE) IN NET ASSETS	(4,642,913)	(25,267,190)	(6,046,616)	(13,958,876)	(6,105,922)	(24,080,599)

NET ASSETS
Beginning of Year or Period	62,555,101	87,822,291	57,122,582	71,081,458	62,963,876	87,044,475
End of Year or Period	$57,912,188	$62,555,101	$51,075,966	$57,122,582	$56,857,954	$62,963,876
Undistributed/Accumulated Net Investment Income (Loss)	($1,607,043)	($1,805,479)	($5,179,658)	($5,259,736)	$1,073,611	($485,828)

(1)	Unaudited.

See Notes to Financial Statements

B-9

PACIFIC FUNDS

STATEMENT OF CASH FLOWS (1)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2018 (Unaudited)

PF Inflation Managed Fund
CASH FLOWS FROM OPERATING ACTIVITIES (2):
Net increase (decrease) in net assets from operations	($1,006)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term securities	(41,659,738)
Proceeds from disposition of long-term securities	41,608,224
Proceeds (purchases) of short-term securities, net	682,414
Proceeds (purchases) from foreign currency transactions	204,582
(Increase) decrease in dividends and interest receivable	(14,723)
(Increase) decrease in receivable for securities sold	(3,375,661)
(Increase) decrease in receivable due from adviser	(1,382)
(Increase) decrease in variation margin on futures contracts	(33,370)
(Increase) decrease in variation margin on swap contracts	(2,905)
Increase (decrease) in payable for securities purchased	6,723,164
Increase (decrease) in payable for due to custodian	14,980
Increase (decrease) in accrued advisory fees	5,936
Increase (decrease) in accrued administration fees	2,226
Increase (decrease) in accrued support services expenses	2,375
Increase (decrease) in accrued custodian fees and expenses	2,607
Increase (decrease) in accrued legal, audit and tax service fees	1,812
Increase (decrease) in accrued trustees’ fees and expenses and deferred compensation	486
Increase (decrease) in accrued other payable	5,033
Change in net unrealized (appreciation) depreciation on investment securities	1,425,289
Change in net unrealized (appreciation) depreciation on swaps (3)	(5,201)
Change in net unrealized (appreciation) depreciation on written options	5,733
Change in net unrealized (appreciation) depreciation on purchased options	(3,236)
Change in net unrealized (appreciation) depreciation on forward foreign currency contract transactions	7,013
Change in net unrealized (appreciation) depreciation on foreign currencies	154
Net realized (gain) loss on investment security transactions	255,475
Net realized (gain) loss on written option transactions	(52,731)
Net realized (gain) loss on purchased options transactions	12,415
Net realized (gain) loss on forward foreign currency contract transactions	(231,255)
Net realized (gain) loss on foreign currency	65,139
Net amortization on investments	119,078
Net cash provided by (used in) operating activities	5,762,927

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	819,959
Payment of shares redeemed	(8,441,127)
Increase (decrease) in payable for reverse repurchase agreement	(2,450,000)
Proceeds from sale-buyback financing activities	707,981,083
Payment on sale-buyback financing transactions	(703,608,762)
Net cash provided by (used in) financing activities	(5,698,847)

NET INCREASE (DECREASE) IN CASH AND FOREIGN CURRENCY	64,080

CASH AND FOREIGN CURRENCY (4):
Beginning of Period	360,013
End of Period	$424,093

(1)

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, but does not include any short-term investments. The PF Inflation Managed Fund has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other funds have met the exemption criteria.

(2)	Interest paid by the PF Inflation Managed Fund was $156,240.
(3)	Excludes centrally cleared swaps included in variation margin.
(4)	Includes cash (segregated for derivative instruments) of $298,000.

See Notes to Financial Statements

B-10

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)		Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Inflation Managed Fund
4/1/2018 - 9/30/2018 (5)	$8.88	$0.16	($0.16)	$—	$—	$—	$—	$8.88	1.05%	0.98	%(6)	3.61%	0.00%	$68,123	46%
4/1/2017 - 3/31/2018	8.92	0.27	(0.19)	0.08	(0.12)	—	(0.12)	8.88	1.06%	0.94%		3.08%	0.87%	75,772	108%
4/1/2016 - 3/31/2017	8.73	0.29	(0.10)	0.19	—	—	—	8.92	0.98%	0.80%		3.35%	2.18%	13,130	194%
4/1/2015 - 3/31/2016	8.80	0.20	(0.27)	(0.07)	—	—	—	8.73	0.79%	0.64%		2.36%	(0.80%)	52,190	89%
4/1/2014 - 3/31/2015	8.84	0.06	0.15	0.21	(0.25)	—	(0.25)	8.80	0.68%	0.58%		0.68%	2.38%	126,154	139%
4/1/2013 - 3/31/2014	9.73	0.07	(0.78)	(0.71)	(0.04)	(0.14)	(0.18)	8.84	0.64%	0.56%		0.83%	(7.40%)	185,765	36%
PF Managed Bond Fund
4/1/2018 - 9/30/2018 (5)	$10.58	$0.16	($0.26)	($0.10)	$—	$—	$—	$10.48	0.74%	0.66	%(6)	3.01%	(0.95%)	$522,638	219%
4/1/2017 - 3/31/2018	10.67	0.29	0.05	0.34	(0.42)	(0.01)	(0.43)	10.58	0.64%	0.57%		2.63%	3.29%	598,676	364%
4/1/2016 - 3/31/2017	10.57	0.26	0.10	0.36	(0.15)	(0.11)	(0.26)	10.67	0.64%	0.56%		2.39%	3.42%	742,216	372%
4/1/2015 - 3/31/2016	11.06	0.28	(0.16)	0.12	(0.25)	(0.36)	(0.61)	10.57	0.64%	0.55%		2.58%	1.31%	421,377	370%
4/1/2014 - 3/31/2015	10.76	0.15	0.52	0.67	(0.17)	(0.20)	(0.37)	11.06	0.63%	0.55%		1.37%	6.32%	643,882	578%
4/1/2013 - 3/31/2014	11.11	0.13	(0.27)	(0.14)	(0.15)	(0.06)	(0.21)	10.76	0.63%	0.55%		1.16%	(1.22%)	579,753	530%
PF Short Duration Bond Fund
4/1/2018 - 9/30/2018 (5)	$9.79	$0.10	($0.02)	$0.08	$—	$—	$—	$9.87	0.65%	0.55%		2.01%	0.82%	$101,425	24%
4/1/2017 - 3/31/2018	9.88	0.15	(0.09)	0.06	(0.15)	—	(0.15)	9.79	0.63%	0.55%		1.56%	0.65%	112,269	67%
4/1/2016 - 3/31/2017	9.84	0.12	0.01	0.13	(0.09)	—	(0.09)	9.88	0.68%	0.55%		1.16%	1.36%	167,639	233%
4/1/2015 - 3/31/2016	10.01	0.12	(0.09)	0.03	(0.20)	—	(0.20)	9.84	0.65%	0.55%		1.18%	0.35%	75,899	98%
4/1/2014 - 3/31/2015	10.05	0.11	(0.02)	0.09	(0.13)	—	(0.13)	10.01	0.64%	0.55%		1.11%	0.88%	213,334	60%
4/1/2013 - 3/31/2014	10.12	0.10	(0.04)	0.06	(0.13)	—	(0.13)	10.05	0.64%	0.55%		1.02%	0.64%	229,189	43%
PF Emerging Markets Debt Fund
4/1/2018 - 9/30/2018 (5)	$9.37	$0.22	($0.81)	($0.59)	$—	$—	$—	$8.78	1.05%	0.94%		4.89%	(6.30%)	$84,729	26%
4/1/2017 - 3/31/2018	9.39	0.51	0.30	0.81	(0.83)	—	(0.83)	9.37	1.11%	0.94%		5.28%	8.76%	85,758	68%
4/1/2016 - 3/31/2017	9.14	0.72	0.58	1.30	(1.05)	—	(1.05)	9.39	1.10%	0.94%		7.58%	14.88%	42,614	75%
4/1/2015 - 3/31/2016	8.89	0.61	(0.35)	0.26	(0.01)	—	(0.01)	9.14	1.07%	0.94%		6.91%	2.93%	108,161	80%
4/1/2014 - 3/31/2015	9.69	0.50	(0.95)	(0.45)	(0.35)	—	(0.35)	8.89	1.08%	0.94%		5.20%	(4.73%)	162,011	105%
4/1/2013 - 3/31/2014	10.53	0.47	(0.90)	(0.43)	(0.32)	(0.09)	(0.41)	9.69	1.06%	0.94%		4.71%	(3.92%)	130,516	116%
PF Developing Growth Fund
4/1/2018 - 9/30/2018 (5)	$14.84	($0.04)	$4.39	$4.35	$—	$—	$—	$19.19	0.88%	0.75%		(0.43%)	29.31%	$14,846	67%
4/1/2017 - 3/31/2018	11.50	(0.06)	3.40	3.34	—	—	—	14.84	0.90%	0.75%		(0.45%)	29.04%	9,463	86%
4/1/2016 - 3/31/2017	9.80	(0.04)	1.74	1.70	—	—	—	11.50	0.90%	0.75%		(0.40%)	17.35%	8,805	123%
4/1/2015 - 3/31/2016	14.80	(0.07)	(3.18)	(3.25)	—	(1.75)	(1.75)	9.80	0.82%	0.75%		(0.51%)	(23.59%)	42,196	229%
4/1/2014 - 3/31/2015	15.54	(0.05)	1.20	1.15	—	(1.89)	(1.89)	14.80	0.82%	0.75%		(0.35%)	8.36%	83,731	264%
4/1/2013 - 3/31/2014	13.29	(0.04)	2.67	2.63	(0.02)	(0.36)	(0.38)	15.54	0.83%	0.75%		(0.28%)	19.90%	59,921	84%
PF Growth Fund
4/1/2018 - 9/30/2018 (5)	$25.38	$0.00 (7)	$3.91	$3.91	$—	$—	$—	$29.29	0.76%	0.70%		0.01%	15.41%	$175,513	8%
4/1/2017 - 3/31/2018	20.94	0.04	5.33	5.37	(0.04)	(0.89)	(0.93)	25.38	0.76%	0.70%		0.16%	25.93%	206,732	34%
4/1/2016 - 3/31/2017	18.82	0.02	2.61	2.63	(0.02)	(0.49)	(0.51)	20.94	0.77%	0.70%		0.12%	14.25%	135,132	43%
4/1/2015 - 3/31/2016	19.30	0.02	0.43	0.45	(0.09)	(0.84)	(0.93)	18.82	0.76%	0.70%		0.11%	2.17%	122,698	35%
4/1/2014 - 3/31/2015	17.33	0.05	2.19	2.24	(0.13)	(0.14)	(0.27)	19.30	0.76%	0.70%		0.30%	12.96%	147,893	39%
4/1/2013 - 3/31/2014	13.93	0.03	3.47	3.50	(0.10)	—	(0.10)	17.33	0.79%	0.70%		0.20%	25.15%	101,285	76%
PF Large-Cap Value Fund
4/1/2018 - 9/30/2018 (5)	$17.14	$0.12	$0.97	$1.09	$—	$—	$—	$18.23	0.87%	0.80%		1.36%	6.36%	$208,382	17%
4/1/2017 - 3/31/2018	16.60	0.22	0.79	1.01	(0.23)	(0.24)	(0.47)	17.14	0.86%	0.80%		1.27%	6.01%	154,943	7%
4/1/2016 - 3/31/2017	14.78	0.22	2.11	2.33	(0.20)	(0.31)	(0.51)	16.60	0.86%	0.80%		1.40%	15.88%	433,551	21%
4/1/2015 - 3/31/2016	16.46	0.23	(0.43)	(0.20)	(0.22)	(1.26)	(1.48)	14.78	0.86%	0.80%		1.45%	(1.29%)	299,971	10%
4/1/2014 - 3/31/2015	16.71	0.23	1.36	1.59	(0.38)	(1.46)	(1.84)	16.46	0.86%	0.80%		1.37%	9.40%	344,403	13%
4/1/2013 - 3/31/2014	13.96	0.36	2.62	2.98	(0.23)	—	(0.23)	16.71	0.86%	0.80%		2.33%	21.41%	380,372	13%

See Notes to Financial Statements	See explanation of references, if any, on B-13

B-11

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Mid-Cap Equity Fund
4/1/2018 - 9/30/2018 (5)	$10.73	$0.03	$0.87	$0.90	$—	$—	$—	$11.63	0.93%	0.80%	0.57%	8.39%	$10,209	84%
4/1/2017 - 3/31/2018	11.00	0.05	1.75	1.80	(0.04)	(2.03)	(2.07)	10.73	0.88%	0.80%	0.40%	16.31%	31,310	77%
4/1/2016 - 3/31/2017	10.63	0.05	2.43	2.48	(0.17)	(1.94)	(2.11)	11.00	0.89%	0.80%	0.45%	24.02%	66,011	101%
4/1/2015 - 3/31/2016	12.15	0.15	(0.59)	(0.44)	(0.12)	(0.96)	(1.08)	10.63	0.86%	0.80%	1.34%	(3.79%)	169,595	184%
4/1/2014 - 3/31/2015	12.84	0.05	0.80	0.85	(0.03)	(1.51)	(1.54)	12.15	0.86%	0.80%	0.40%	7.44%	218,141	172%
4/1/2013 - 3/31/2014	11.00	0.04	2.84	2.88	(0.06)	(0.98)	(1.04)	12.84	0.87%	0.80%	0.36%	26.82%	171,357	114%
PF Multi-Asset Fund (8)
4/1/2018 - 9/30/2018 (5)	$9.42	$0.10	$0.65	$0.75	$—	$—	$—	$10.17	0.56%	0.51%	2.02%	7.96%	$1,327,809	38%
1/31/2018 - 3/31/2018	10.00	0.03	(0.61)	(0.58)	—	—	—	9.42	0.59%	0.51%	1.68%	(5.80%)	733,300	37%
PF Small-Cap Value Fund
4/1/2018 - 9/30/2018 (5)	$11.22	$0.02	$0.79	$0.81	$—	$—	$—	$12.03	0.97%	0.90%	0.29%	7.22%	$76,155	20%
4/1/2017 - 3/31/2018	12.09	0.02	0.79	0.81	(0.02)	(1.66)	(1.68)	11.22	0.97%	0.90%	0.17%	6.54%	81,515	30%
4/1/2016 - 3/31/2017	10.14	0.01	2.44	2.45	(0.07)	(0.43)	(0.50)	12.09	0.98%	0.90%	0.12%	23.99%	118,590	49%
4/1/2015 - 3/31/2016	10.45	0.03	(0.27)	(0.24)	(0.01)	(0.06)	(0.07)	10.14	0.96%	0.90%	0.33%	(2.29%)	199,324	55%
4/1/2014 - 3/31/2015	13.55	0.07	1.17	1.24	(0.14)	(4.20)	(4.34)	10.45	0.96%	0.90%	0.55%	11.55%	145,801	140%
4/1/2013 - 3/31/2014	12.15	0.20	1.98	2.18	(0.16)	(0.62)	(0.78)	13.55	0.97%	0.90%	1.52%	18.13%	147,702	41%
PF Emerging Markets Fund
4/1/2018 - 9/30/2018 (5)	$17.30	$0.13	($1.36)	($1.23)	$—	$—	$—	$16.07	1.26%	0.95%	1.50%	(7.00%)	$119,161	15%
4/1/2017 - 3/31/2018	13.81	0.10	3.49	3.59	(0.10)	—	(0.10)	17.30	1.20%	0.95%	0.63%	25.93%	178,391	34%
4/1/2016 - 3/31/2017	12.09	0.08	1.71	1.79	(0.07)	—	(0.07)	13.81	1.20%	0.95%	0.64%	14.83%	200,620	69%
4/1/2015 - 3/31/2016	13.58	0.10	(1.47)	(1.37)	(0.12)	—	(0.12)	12.09	1.23%	0.95%	0.84%	(10.09%)	118,049	65%
4/1/2014 - 3/31/2015	14.75	0.12	(0.71)	(0.59)	(0.19)	(0.39)	(0.58)	13.58	1.23%	0.95%	0.81%	(4.15%)	138,242	40%
4/1/2013 - 3/31/2014	14.22	0.09	0.83	0.92	(0.10)	(0.29)	(0.39)	14.75	1.27%	0.95%	0.59%	6.43%	153,333	31%
PF International Large-Cap Fund
4/1/2018 - 9/30/2018 (5)	$20.85	$0.32	$0.03	$0.35	$—	$—	$—	$21.20	1.22%	1.00%	3.00%	1.63%	$56,346	4%
4/1/2017 - 3/31/2018	18.19	0.26	2.74	3.00	(0.34)	—	(0.34)	20.85	1.14%	1.00%	1.28%	16.54%	125,384	10%
4/1/2016 - 3/31/2017	16.69	0.25	1.58	1.83	(0.33)	—	(0.33)	18.19	1.13%	1.00%	1.46%	11.17%	176,670	16%
4/1/2015 - 3/31/2016	18.50	0.20	(1.85)	(1.65)	(0.16)	—	(0.16)	16.69	1.10%	1.00%	1.17%	(8.93%)	289,863	24%
4/1/2014 - 3/31/2015	18.46	0.29	0.01	0.30	(0.26)	—	(0.26)	18.50	1.10%	1.00%	1.56%	1.70%	220,898	41%
4/1/2013 - 3/31/2014	16.48	0.22	1.97	2.19	(0.21)	—	(0.21)	18.46	1.10%	1.00%	1.23%	13.28%	240,522	14%
PF International Small-Cap Fund
4/1/2018 - 9/30/2018 (5)	$11.24	$0.12	($0.63)	($0.51)	$—	$—	$—	$10.73	1.12%	1.10%	2.22%	(4.62%)	$78,974	15%
4/1/2017 - 3/31/2018	10.50	0.19	1.79	1.98	(0.29)	(0.95)	(1.24)	11.24	1.16%	1.10%	1.63%	19.24%	89,816	52%
4/1/2016 - 3/31/2017	10.27	0.21	1.10	1.31	(0.41)	(0.67)	(1.08)	10.50	1.18%	1.09%	2.07%	13.85%	42,798	53%
4/1/2015 - 3/31/2016	10.69	0.15	(0.12)	0.03	(0.32)	(0.13)	(0.45)	10.27	1.11%	1.08%	1.37%	0.22%	118,558	51%
1/14/2015 - 3/31/2015	10.00	0.03	0.66	0.69	—	—	—	10.69	1.24%	1.08%	1.34%	6.90%	127,493	8%
PF International Value Fund
4/1/2018 - 9/30/2018 (5)	$10.17	$0.19	($0.29)	($0.10)	$—	$—	$—	$10.07	0.97%	0.80%	3.81%	(1.08%)	$78,043	18%
4/1/2017 - 3/31/2018	9.31	0.30	0.99	1.29	(0.43)	—	(0.43)	10.17	0.92%	0.80%	2.95%	14.01%	143,626	111%
4/1/2016 - 3/31/2017	8.35	0.21	1.03	1.24	(0.28)	—	(0.28)	9.31	0.90%	0.80%	2.43%	15.15%	174,630	67%
4/1/2015 - 3/31/2016	9.51	0.16	(1.19)	(1.03)	(0.13)	—	(0.13)	8.35	0.92%	0.80%	1.80%	(10.87%)	140,760	73%
4/1/2014 - 3/31/2015	10.33	0.22	(0.65)	(0.43)	(0.39)	—	(0.39)	9.51	0.91%	0.80%	2.19%	(4.07%)	142,653	87%
4/1/2013 - 3/31/2014	9.10	0.39	1.08	1.47	(0.24)	—	(0.24)	10.33	0.91%	0.80%	3.89%	16.15%	176,541	54%
PF Real Estate Fund
4/1/2018 - 9/30/2018 (5)	$11.86	$0.17	$0.72	$0.89	$—	$—	$—	$12.75	1.12%	1.05%	2.74%	7.50%	$51,806	96%
4/1/2017 - 3/31/2018	14.94	0.30	(0.75)	(0.45)	(0.22)	(2.41)	(2.63)	11.86	1.13%	1.05%	2.12%	(4.15%)	41,519	47%
4/1/2016 - 3/31/2017	15.99	0.16	(0.18)	(0.02)	(0.39)	(0.64)	(1.03)	14.94	1.12%	1.05%	1.01%	(0.14%)	39,038	27%
4/1/2015 - 3/31/2016	16.87	0.36	0.15	0.51	(0.23)	(1.16)	(1.39)	15.99	1.12%	1.05%	2.33%	3.61%	70,717	26%
4/1/2014 - 3/31/2015	14.19	0.22	3.11	3.33	(0.31)	(0.34)	(0.65)	16.87	1.11%	1.05%	1.41%	23.69%	49,486	34%
4/1/2013 - 3/31/2014	13.67	0.21	0.54	0.75	(0.23)	—	(0.23)	14.19	1.12%	1.05%	1.52%	5.61%	73,828	18%

See Notes to Financial Statements	See explanation of references, if any, on B-13

B-12

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)		Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Currency Strategies Fund
4/1/2018 - 9/30/2018 (5)	$9.12	$0.03	($0.01)	$0.02	$—	$—	$—	$9.14	0.88%	0.88%		0.64%	0.11%	$57,912	0%
4/1/2017 - 3/31/2018	9.49	(0.01)	(0.13)	(0.14)	(0.23)	—	(0.23)	9.12	0.88%	0.88%		(0.15%)	(1.32%)	62,555	0%
4/1/2016 - 3/31/2017	9.75	(0.06)	0.90	0.84	(1.10)	—	(1.10)	9.49	0.90%	0.90%		(0.62%)	8.95%	87,822	0%
4/1/2015 - 3/31/2016	9.92	(0.08)	0.11	0.03	(0.20)	—	(0.20)	9.75	0.86%	0.86%		(0.78%)	0.35%	127,251	82%
4/1/2014 - 3/31/2015	9.41	(0.07)	0.79	0.72	(0.21)	—	(0.21)	9.92	0.86%	0.86%		(0.76%)	7.69%	187,572	141%
4/1/2013 - 3/31/2014	10.32	(0.07)	(0.52)	(0.59)	(0.32)	—	(0.32)	9.41	0.89%	0.85%		(0.68%)	(5.98%)	131,023	49%
PF Equity Long/Short Fund
4/1/2018 - 9/30/2018 (5)	$9.71	$0.01	($0.86)	($0.85)	$—	$—	$—	$8.86	1.43%	1.28%		0.30%	(8.85%)	$51,076	0%
4/1/2017 - 3/31/2018	9.78	(0.04)	1.41	1.37	(0.64)	(0.80)	(1.44)	9.71	1.39%	1.24%		(0.41%)	14.45%	57,123	0%
4/1/2016 - 3/31/2017	10.31	(0.10)	1.38	1.28	(1.81)	—	(1.81)	9.78	1.43%	1.28%		(0.95%)	13.10%	71,081	0%
4/27/2015 - 3/31/2016	10.00	(0.12)	2.09	1.97	(1.66)	—	(1.66)	10.31	1.42%	1.27%		(1.21%)	20.01%	167,587	0%
PF Global Absolute Return Fund
4/1/2018 - 9/30/2018 (5)	$9.47	$0.24	($0.77)	($0.53)	$—	$—	$—	$8.94	1.31%	1.12	%(6)	5.14%	(5.59%)	$56,858	30%
4/1/2017 - 3/31/2018	9.14	0.42	(0.07)	0.35	(0.02)	—	(0.02)	9.47	1.25%	1.12%		4.47%	3.99%	62,964	91%
4/1/2016 - 3/31/2017	9.04	0.41	0.02	0.43	(0.33)	—	(0.33)	9.14	1.19%	1.10%		4.47%	4.80%	87,044	100%
4/1/2015 - 3/31/2016	10.03	0.47	(0.61)	(0.14)	(0.85)	—	(0.85)	9.04	1.17%	1.08%		4.87%	(1.46%)	131,774	127%
4/1/2014 - 3/31/2015	9.69	0.48	0.39	0.87	(0.53)	—	(0.53)	10.03	1.21%	1.10%		4.82%	9.13%	177,656	132%
4/1/2013 - 3/31/2014	10.19	0.36	(0.65)	(0.29)	(0.20)	(0.01)	(0.21)	9.69	1.36%	1.18%		3.64%	(2.80%)	198,360	115%

(1)	Net investment income (loss) per share has been calculated using the average shares method.
(2)	The ratios are annualized for periods of less than one full year.
(3)

The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any, as discussed in Note 6 and Note 7B, respectively, in Notes to the Financial Statements.

(4)	The total returns include reinvestment of all dividends and capital gains distribution, if any. Total returns are not annualized for periods less than one full year.
(5)	Unaudited for the six-month period.
(6)	The annualized ratios of expenses, excluding interest expense, after expense reductions to average net assets for the six-month period ended September 30, 2018 are as follows:

Fund	Class P
PF Inflation Managed Fund	0.55%
PF Managed Bond Fund	0.55%
PF Global Absolute Return Fund	1.05%

(7)	Reflects an amount rounding to less than $0.01 per share.
(8)	PF Multi-Asset Fund commenced operations on January 31, 2018.

See Notes to Financial Statements

B-13

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of September 30, 2018, the Trust was comprised of thirty-five separate funds, eighteen of which are presented in these financial statements (each individually a “Fund”, and collectively the “Funds”). All of the Funds listed in the table below (collectively known as the “PF Underlying Funds”) offer Class P shares only, which are sold at net asset value:

PF Underlying Funds
PF Inflation Managed Fund	PF Large-Cap Value Fund	PF International Small-Cap Fund
PF Managed Bond Fund	PF Mid-Cap Equity Fund (1)	PF International Value Fund
PF Short Duration Bond Fund	PF Multi-Asset Fund	PF Real Estate Fund
PF Emerging Markets Debt Fund	PF Small-Cap Value Fund	PF Currency Strategies Fund
PF Developing Growth Fund	PF Emerging Markets Fund	PF Equity Long/Short Fund
PF Growth Fund	PF International Large-Cap Fund	PF Global Absolute Return Fund

(1)	Class P shares of the PF Mid-Cap Equity are currently not available for investment by any fund of funds of the Trust.

Presently, only the following Fund of Funds, the Investment Adviser, and certain of its affiliates can invest in Class P shares of the PF Underlying Funds.

Fund of Funds
Pacific FundsSM Portfolio Optimization Conservative*	Pacific FundsSM Portfolio Optimization Growth*
Pacific FundsSM Portfolio Optimization Moderate-Conservative*	Pacific FundsSM Portfolio Optimization Aggressive-Growth*
Pacific FundsSM Portfolio Optimization Moderate*	Pacific FundsSM Diversified Alternatives

*	These Funds are collectively known as the “Portfolio Optimization Funds”.

There is a separate semi-annual report containing the financial statements for the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives, which is available without charge. For information on how to obtain the semi-annual report for these Funds, see the Where to Go for More Information section of this report on page D-7.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP. The following Accounting Standards Update(s) (each an “ASU”) were implemented during this reporting cycle.

On November 17, 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This update intends to reduce diversity in the presentation of restricted cash and restricted cash equivalents in the statement. Any restricted cash and restricted cash equivalents is included as components of cash and cash equivalents as presented on the statement of cash flows (disclosures have been amended as reported on page B-10).

On August 28, 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. This update intends to improve the effectiveness of disclosure requirements on fair value measurements, including the consideration of costs and benefits. Changes to disclosure as a result of the implementation of ASU 2018-13, if any, are disclosed in Note 3D.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund presented in these financial statements distributes all of its net investment income and realized capital gains, if any, to shareholders at least annually, although distributions could occur more often if advantageous to the applicable Fund and its shareholders. Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Each Fund may utilize the consent dividend provision of Section 565 of the Internal Revenue Code to effectively distribute income and capital gains for tax purposes even though they are not actually paid by the Fund.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs). Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund, including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW PRONOUNCEMENTS

On March 30, 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities, which requires the premium associated with the purchase of callable debt securities be amortized to the earliest call date and no longer amortized through the contractual life of the instrument. The changes are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of this ASU and its impact on the financial statements.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund presented in these financial statements is divided into shares. The price per share of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, option contracts, and swap agreements for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Mutual Funds

Fund investments in affiliated or unaffiliated mutual funds are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of September 30, 2018, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer

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and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to exchange listed option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value of future cash flows, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable

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to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. The exact time frame for the implementation of Brexit is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2018, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2018, none of the Funds presented in this report had any unfunded loan commitments.

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Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated

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account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing

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securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize

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concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the reasons described: the PF Inflation Managed and PF Managed Bond Funds used futures contracts to manage interest rate risk exposure, as a substitute for cash bond exposure, and for purposes of liquidity. The PF Short Duration Bond Fund entered into interest rate futures to manage duration and yield curve exposure. The PF Multi-Asset Fund entered into futures contracts to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy. The PF Equity Long/Short Fund used futures to gain exposure to equity markets. The PF Global Absolute Return Fund entered into futures contracts to manage duration and interest rate risk, to maintain full exposure to the equity markets, to manage exposure to various securities markets and movements in interest rates, to provide daily liquidity for the Fund’s inflows and outflows, and as a part of the Fund’s investment strategy.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the following Funds entered into option contracts for the reasons described: the PF Inflation Managed Fund purchased and wrote options on futures, currencies, bond indices, and swaps as a means of capitalizing on anticipated changes in market

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volatility and to generate income. The PF Managed Bond Fund purchased and wrote options and swaptions on futures, bond indices, currencies, and swaps and also purchased options on TBAs as a means of capitalizing on anticipated changes in market volatility and to generate income. The PF Managed Bond Fund held inflation floors, and the PF Inflation Managed Fund held inflation caps and floors, to hedge duration. The PF Currency Strategies Fund purchased options to hedge risk on currency investments. The PF Global Absolute Return Fund purchased and wrote options to protect gains and to enhance returns.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the reasons described: the PF Inflation Managed and PF Managed Bond Funds purchased and sold forward contracts in connection with settling planned purchases or sales of investments, to hedge and manage the currency exposure associated with some or all of the Funds’ investments, to manage interest rate risk and yield curve exposures, and as part of the investment strategy of these Funds. The PF Short Duration Bond Fund entered into Forward Contracts in order to decrease currency exposure. The PF Emerging Markets Debt Fund entered into Forward Contracts to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy. The PF Currency Strategies and PF Equity Long/Short Funds purchased and sold non-deliverable Forward Contracts to gain or increase exposure to various currencies (both long and short positions), for hedging purposes to protect the Funds’ returns against adverse currency movements, and as a part of the investment strategies of these Funds. The PF Global Absolute Return Fund entered into Forward Contracts to hedge against currency exposure associated with some or all of the Fund’s investments, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to enhance returns, and as a substitute for the purchase or sale of securities.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into interest rate swap agreements for the reasons described: the PF Inflation Managed and PF Managed Bond Funds entered into interest rate swaps to manage nominal or real interest rate risk in various global markets, and as a substitute for cash bond exposure. The PF Emerging Markets Debt Fund entered into interest rate swaps to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy. The PF Global Absolute Return Fund entered into interest rate swaps to gain or hedge interest rate risk, to gain or mitigate exposure to various markets, and to increase returns.

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Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

During the reporting period, the PF Global Absolute Return Fund held cross-currency swaps to gain or mitigate exposure on currency risk, for purposes of hedging, and as part of the Fund’s investment strategy.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to the Fund because, in addition to the total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-

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backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2018 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the following Funds entered into credit default swap agreements for the reasons described: the PF Inflation Managed and PF Managed Bond Funds purchased credit protection through credit default swaps to reduce credit exposure to individual issuers, reduce broad credit risk, and to benefit from price differences between the credit default swap and cash bonds markets. The PF Managed Bond Fund also entered into credit default swaps on credit indices to obtain exposure to the credit risk of individual securities or to the broader investment grade, high yield, emerging market, mortgage, or other asset classes. The PF Global Absolute Return Fund entered into credit default swaps to increase or decrease credit exposure to a single issuer of debt securities, to a specific debt security, or to a basket of debt securities, and to enhance returns.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the following Funds entered into total return swap agreements for the reasons described: the PF Emerging Markets Debt and the PF Multi-Asset Funds entered into total return swaps to gain exposure to various markets, for purposes of hedging, and as part of each Fund’s investment strategy. The PF Equity Long/Short Fund used total return swaps to gain exposure to various markets. The PF Global Absolute Return Fund used total return swaps to enhance returns, to gain market exposure, and to increase or decrease credit exposure to a single issuer of debt securities, to a specific debt security, or to a basket of debt securities.

Total Return Basket Swaps – A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These financing fees are based on defined market rates or a specified benchmark rate, plus or minus a specified spread. Positions within the swap are reset periodically, and financing fees are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps in the Statements of Operations.

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Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions in the Statements of Operations. Total return basket swaps outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

During the reporting period, the PF Equity Long/Short Fund entered into total return basket swaps to gain exposure to equity indices and to gain security level stock exposure.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying reference asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying reference asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying reference asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying reference asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying reference asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying reference asset.

None of the Funds presented in these financial statements held volatility swaps as of September 30, 2018.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Outstanding purchased options, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
Interest rate contracts	Receivable: Variation margin on swap contracts	Payable: Variation margin on swap contracts
	Swap agreements appreciation	Swap agreements depreciation
Foreign currency contracts	Outstanding purchased options, at value	Outstanding options written, at value
	Receivable: Variation margin on futures contracts Receivable: Variation margin on swap contracts	Payable: Variation margin on futures contracts Payable: Variation margin on swap contracts
	Swap agreements appreciation	Swap agreements depreciation
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of September 30, 2018:

	Asset Derivative Investments Value
Fund	Total Value at September 30, 2018	Credit Contracts		Equity Contracts		Foreign Currency Contracts		Interest Rate Contracts
PF Inflation Managed	$279,990	$4,416	*	$—		$22,652		$252,922	*
PF Managed Bond	6,137,692	143,193	*	—		2,789,712	*	3,204,787	*
PF Short Duration Bond	15,526	—		—		—		15,526	*
PF Emerging Markets Debt	968,861	—		—		926,902		41,959	*
PF Multi-Asset	60,797,295	—		60,797,295		—		—
PF Currency Strategies	1,506,911	—		—		1,506,911		—
PF Equity Long/Short	2,045,903	—		2,011,674	*	34,229		—
PF Global Absolute Return	5,385,116	141,553	*	133,769		3,672,799		1,436,995	*

	Liability Derivative Investments Value
Fund	Total Value at September 30, 2018	Credit Contracts		Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	($129,955)	($128	)*	$—		($46,274)	($83,553	)*
PF Managed Bond	(9,023,888)	(87,824	)*	—		(2,265,997)*	(6,670,067	)*
PF Short Duration Bond	(97,016)	—		—		(2,891)	(94,125	)*
PF Emerging Markets Debt	(471,176)	—		—		(382,482)	(88,694	)*
PF Multi-Asset	(14,995,398)	—		(14,995,398)		—	—
PF Currency Strategies	(2,664,832)	—		—		(2,664,832)	—
PF Equity Long/Short	(1,166,276)	—		(1,100,303	)*	(65,973)	—
PF Global Absolute Return	(5,446,047)	(729,890	)*	—		(3,848,451)	(867,706	)*

*	Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared options, and/or centrally cleared swaps as reported in the Notes to Schedules of Investments.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on futures contract transactions
Equity contracts	Net realized gain (loss) on purchased option transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts	Net realized gain (loss) on forward foreign currency contract transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on forward foreign currency contract transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options

The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended September 30, 2018:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	$248,692	($344)	$—	$231,255	$17,781
PF Managed Bond	(592,967)	171,695	—	(843,843)	79,181
PF Short Duration Bond	(19,688)	—	—	20,684	(40,372)
PF Emerging Markets Debt	(1,680,093)	—	—	(1,585,770)	(94,323)
PF Multi-Asset	1,153,123	—	1,153,123	—	—
PF Currency Strategies	2,422,733	—	—	2,422,733	—
PF Equity Long/Short	(616,209)	—	73,757	(689,966)	—
PF Global Absolute Return	(541,745)	(358,737)	(26,004)	584,303	(741,307)

	Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	$185,291	$67	$—	($8,023)	$193,247
PF Managed Bond	(2,191,332)	54,970	—	2,691,297	(4,937,599)
PF Short Duration Bond	(99,658)	—	—	(3,048)	(96,610)
PF Emerging Markets Debt	484,725	—	—	509,677	(24,952)
PF Multi-Asset	62,102,521	—	62,102,521	—	—
PF Currency Strategies	(1,749,365)	—	—	(1,749,365)	—
PF Equity Long/Short	(4,512,062)	—	(4,505,352)	(6,710)	—
PF Global Absolute Return	847,446	(67,194)	(7,612)	227,346	694,906

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of the average number of positions and values of derivative investments by derivative type for the period ended September 30, 2018:

	Average Positions and Values on Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Options Contracts		Swap Agreements
Fund	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
PF Inflation Managed	10	($22,280)	31	$9,382	19	($13,040)	53	$59,215
PF Managed Bond	37	462,684	100	(684,955)	83	(55,601)	49	(756,845)
PF Short Duration Bond	4	(15,139)	4	1,106	—	—	—	—
PF Emerging Markets Debt	—	—	120	(13,315)	—	—	17	(59,850)
PF Multi-Asset	1	1,090	—	—	—	—	44	6,455,485
PF Currency Strategies	—	—	90	376,487	2	52,688	—	—
PF Equity Long/Short	11	(317,030)	48	(54,183)	—	—	19	2,181,126
PF Global Absolute Return	4	19,147	240	(182,988)	25	579,923	240	(692,035)
The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended September 30, 2018.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements (or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of September 30, 2018:

	Gross Amounts Presented in the Statements of Assets and Liabilities		Gross Amounts Not Offset in Statements of Assets and Liabilities					Gross Amounts Presented in the Statements of Assets and Liabilities			Gross Amounts Not Offset in Statements of Assets and Liabilities
Description		Financial Instruments		Collateral Received		Net Amount				Financial Instruments		Collateral Pledged		Net Amount
	Assets							Liabilities

PF Inflation Managed
Swap agreements	$4,282		($1,712)		$—		$2,570		($5,975)		$1,712		$—		($4,263)
Option contracts	—		—		—		—		(7,997)		—		—		(7,997)
Forward foreign currency contracts	22,652		(21,258)		—		1,394		(42,004)		21,258		—		(20,746)
Sale-buyback financing transactions									(15,910,174)		15,896,015		—		(14,159)

PF Managed Bond
Swap agreements	133,366		—		(58,892)		74,474		(11,186)		—		—		(11,186)
Option contracts	37,021		(15,488)		—		21,533		(68,468)		15,488		—		(52,980)
Forward foreign currency contracts	2,221,503		(1,287,812)		(350,564)		583,127		(2,113,266)		1,287,812		—		(825,454)
Sale-buyback financing transactions									(38,199,218)		37,369,982		—		(829,236)

PF Short Duration Bond
Forward foreign currency contracts	—		—		—		—		(2,891)		—		—		(2,891)

PF Emerging Markets Debt
Swap agreements	—		—		—		—		(87,316)		—		—		(87,316)
Forward foreign currency contracts	926,902		(228,899)		(250,000)		448,003		(382,482)		228,899		69,858		(83,725)

PF Multi-Asset
Swap agreements	60,797,295		(14,125,210)		(46,083,829)		588,256		(14,995,398)		14,125,210		870,188		—

PF Currency Strategies
Forward foreign currency contracts	1,506,911		(1,235,289)		(20,650)		250,972		(2,664,832)		1,235,289		876,988		(552,555)

PF Equity Long/Short
Swap agreements	1,731,813		(538,035)		(1,193,778)		—		(1,099,979)		538,035		561,944		—
Forward foreign currency contracts	34,229		(34,229)		—		—		(65,973)		34,229		31,744		—

PF Global Absolute Return
Swap agreements	297,943		(191,477)		(54,324)		52,142		(503,296)		191,477		272,053		(39,766)
Option contracts	717,640		(388)		(482,600)		234,652		(388)		388		—		—
Forward foreign currency contracts	3,478,342		(3,087,379)		(128,073)		262,890		(3,848,063)		3,087,379		635,771		(124,913)

During the reporting period, certain Funds may have had investments in repurchase agreements. The gross value and related collateral received for these investments, if any, are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral, if any, held by each applicable Fund presented in these financial statements, exceeded the value of the repurchase agreements as of September 30, 2018.

6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”) serves as Investment Adviser to each Fund of the Trust. PLFA manages the PF Multi-Asset Fund. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each Fund. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise certain PF Underlying Funds presented in these financial statements. PLFA, as Investment Adviser of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of September 30, 2018, the investment advisory fees that PLFA receives from each

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund presented in these financial statements based upon an annual percentage of the average daily net assets of each Fund, and the sub-adviser of each Fund, are as follows:

Fund	Advisory Fees	Sub-Adviser(s)
PF Inflation Managed	0.40%	Pacific Investment Management Company LLC
PF Managed Bond	0.40%	Pacific Investment Management Company LLC and Western Asset Management Company, LLC (co-sub-advisors)
PF Short Duration Bond	0.40%	T. Rowe Price Associates, Inc.
PF Emerging Markets Debt (1)	0.785%	Ashmore Investment Management Limited
PF Developing Growth	0.60%	Lord, Abbett & Co. LLC
PF Growth	0.55%	MFS Investment Management
PF Large-Cap Value	0.65%	ClearBridge Investments, LLC
PF Mid-Cap Equity	0.65%	Scout Investments, Inc. (April 1, 2018 through June 12, 2018); Rothschild Asset Management Inc. (June 13, 2018 to present)
PF Multi-Asset	0.35%
PF Small-Cap Value	0.75%	AllianceBernstein L.P.
PF Emerging Markets	0.80%	OppenheimerFunds, Inc.
PF International Large-Cap	0.85%	MFS Investment Management
PF International Small-Cap	0.85%	QS Investors, LLC
PF International Value	0.65%	Wellington Management Company LLP
PF Real Estate (1)	0.90%	Morgan Stanley Investment Management Inc. (April 1, 2018 through April 30, 2018); Principal Real Estate Investors LLC (May 1, 2018 to present)
PF Currency Strategies (2)	0.65%	Macro Currency Group and UBS Asset Management (Americas) Inc. (co-sub-advisers)
PF Equity Long/Short (3)	1.15%	AQR Capital Management, LLC
PF Global Absolute Return	0.80%	Eaton Vance Investment Managers

(1)

Effective November 1, 2018, PLFA agreed to waive a portion of its advisory fees through July 31, 2020 for the following Funds: 0.02% for the PF Emerging Markets Debt Fund and 0.15% for the PF Real Estate Fund. There is no guarantee that PLFA will continue such waivers after that date.

(2)	Effective October 16, 2018, UBS Asset Management (Americas) Inc. became the sole sub-adviser of the PF Currency Strategies Fund.
(3)	PLFA agreed to waive 0.15% of its advisory fee through July 31, 2019 for the PF Equity Long/Short Fund. There is no guarantee that PLFA will continue such waivers after that date.

Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. The Trust paid the Administrator an administration fee at an annual rate of 0.15% for each of the PF Underlying Funds. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and Investment Adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of Pacific Life and PLFA (including individuals who may be officers or Trustees of the Trust) to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust. Support services do not include any services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Class P shares of the PF Underlying Funds presented in these financial statements are not subject to a distribution and/or service fee.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, the administration fees earned by Pacific Life, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the six month reporting period ended September 30, 2018 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2018 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund (other than the PF Equity Long/Short Fund) presented in these financial statements for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets. These operating expenses include, but are not limited to: administration fees and expenses; organizational expenses; custody expenses; expenses for audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; and extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses, and other expenses not incurred in the ordinary course of each Fund’s business. The expense cap for the PF Underlying Funds (except the PF Multi-Asset, PF International Small-Cap, PF Currency Strategies, PF Equity Long/Short, and PF Global Absolute Return Funds) is 0.15% through July 31, 2019 and 0.30% thereafter through July 31, 2023. The expense cap for the PF Multi-Asset Fund is 0.16% through July 31, 2019. The expense cap for the PF International Small-Cap, PF Currency Strategies, and PF Global Absolute Return Funds is 0.25% through July 31, 2019. There is no expense cap for the PF Equity Long/Short Fund.

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund presented in these financial statements for period ended September 30, 2018 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of September 30, 2018 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of September 30, 2018 that are subject to recoupment by PLFA from the Funds presented in these financial statements are as follows:

	Expiration Date
Fund	3/31/2019	3/31/2020	3/31/2021	3/31/2022
PF Inflation Managed	$95,880	$33,114	$19,621	$26,238
PF Managed Bond	415,627	590,876	540,942	232,649
PF Short Duration Bond	108,855	123,091	131,342	55,294
PF Emerging Markets Debt	154,900	107,918	77,724	47,881
PF Developing Growth	45,591	22,807	13,829	6,707
PF Growth	80,955	82,308	89,652	60,745
PF Large-Cap Value	188,396	243,001	247,008	62,423
PF Mid-Cap Equity	116,181	79,956	49,499	12,045
PF Multi-Asset			48,872	283,025
PF Small-Cap Value	120,806	104,811	75,777	29,041
PF Emerging Markets	383,441	433,451	516,488	249,578
PF International Large-Cap	282,785	336,014	256,803	95,852
PF International Small-Cap	17,806	46,102	28,196	7,896
PF International Value	181,062	181,721	213,419	86,612
PF Real Estate	41,737	46,036	30,103	13,798
PF Global Absolute Return	117,298	91,278	109,755	58,805

Total	$2,351,320	$2,522,484	$2,449,030	$1,328,589

There was no recoupment of expense reimbursement by PLFA from any Funds presented in these financial statements for the period ended September 30, 2018.

C. INVESTMENTS IN AFFILIATED FUNDS

As of September 30, 2018, Pacific Life owned the following percentage of the total shares outstanding (aggregate of all share classes) of the following Fund:

Fund	Ownership Percentage
PF Mid-Cap Equity	100.00%

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. A Trustee who defers compensation has the option to select credit rate options that track the performance, at NAV of Class A of certain series of the Trust without a sales load or at NAV of Class I shares of the Pacific Select Fund. Pacific Select Fund is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Select Fund. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended September 30, 2018, such expenses increased by $3,433 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of September 30, 2018 the total amount in the DCP Liability accounts was $51,208 for all applicable Funds presented in these financial statements.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

E. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

G. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board will be asked to determine that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended September 30, 2018, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act are summarized in the following table:

Fund	Purchases	Sales	Net Realized Gain (Loss)
PF Multi-Asset	$30,193,432	$—	$—

8. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended September 30, 2018, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
PF Inflation Managed	$34,107,572	$38,469,173	$6,049,250	$2,806,282
PF Managed Bond	1,314,069,972	1,310,429,143	90,668,071	112,083,556
PF Short Duration Bond	8,091,884	5,749,911	16,260,234	26,177,515
PF Emerging Markets Debt	—	—	30,951,815	19,495,966
PF Developing Growth	—	—	9,415,979	6,845,104
PF Growth	—	—	14,032,807	72,003,081
PF Large-Cap Value	—	—	74,904,017	30,923,072
PF Mid-Cap Equity	—	—	15,923,948	39,208,982
PF Multi-Asset	121,032,969	126,975,977	517,288,124	167,689,532
PF Small-Cap Value	—	—	16,016,783	27,658,956
PF Emerging Markets	—	—	24,127,634	69,029,570
PF International Large-Cap	—	—	3,280,221	73,078,356
PF International Small-Cap	—	—	12,965,264	18,050,725
PF International Value	—	—	18,835,199	79,323,722
PF Real Estate	—	—	47,315,922	38,689,828
PF Currency Strategies	—	—	5,428,220	—
PF Global Absolute Return	956,666	49,404	15,653,604	10,921,189

9. SECURED BORROWINGS

The contractual maturity of secured borrowings and type of collateral pledged as of September 30, 2018, are summarized in the following table:

		Remaining Contractual Maturity of the Agreements
Secured Borrowings	Collateral Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
PF Inflation Managed
Sale-buyback financing transactions	U.S. Treasury Obligations	$—	$15,910,174	$—	$—	$15,910,174
Total borrowings		$—	$15,910,174	$—	$—	$15,910,174
PF Managed Bond
Sale-buyback financing transactions	U.S. Treasury Obligations	$—	$28,517,921	$9,681,297	$—	$38,199,218
Total borrowings		$—	$28,517,921	$9,681,297	$—	$38,199,218

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

10. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the year or period ended March 31, 2018, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for sale-buyback financing transactions, futures and options, swap income, paydown gain/loss, partnership income, foreign currency transactions, passive foreign investment companies, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, as of March 31, 2018:

		Distributable Earnings		Late-Year Ordinary and Post-October Losses Deferral
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
PF Inflation Managed	($8,947,892)	$242,609	$—	$—	$—	$—	$—
PF Managed Bond	(1,263,843)	3,408	—	2,948,243	—	—	2,948,243
PF Short Duration Bond	(3,120,664)	646,107	—	—	—	—	—
PF Emerging Markets Debt	(6,909,138)	177,326	—	—	—	—	—
PF Developing Growth	(1,011,567)	—	—	—	—	—	—
PF Growth	—	404,823	5,934,530	—	—	—	—
PF Large-Cap Value	—	1,052,201	53,382,023	—	—	—	—
PF Mid-Cap Equity	—	466,616	5,796,945	—	—	—	—
PF Multi-Asset	(52,422)	1,064,555	—	—	—	—	—
PF Small-Cap Value	—	175,310	7,808,545	—	—	—	—
PF Emerging Markets	—	674,478	6,209,047	—	—	—	—
PF International Large-Cap	—	65,299	18,661,917	—	—	—	—
PF International Small-Cap	—	90,120	1,498,859	—	—	—	—
PF International Value	—	1,161,039	—	—	—	—	—
PF Real Estate	—	141,518	1,589,368	—	—	—	—
PF Currency Strategies	(3,212)	—	—	520,923	—	—	520,923
PF Equity Long/Short	—	1,496,713	458,624	—	—	—	—
PF Global Absolute Return	(3,225,292)	—	—	1,112,607	—	—	1,112,607

Accumulated capital losses represent net capital loss carryovers as of March 31, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the expiration dates and the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2018 and capital loss carryover from prior years utilized during the year or period ended March 31, 2018:

	Unlimited Period of Net		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year/Period Ended March 31, 2018	Capital Loss Carryover Expired During the Year/Period Ended March 31, 2018
	Capital Loss Carryover
Fund	Short-Term	Long-Term
PF Inflation Managed	($870,143)	($8,077,749)	($8,947,892)	$66,842	$—
PF Managed Bond	—	(1,263,843)	(1,263,843)	—	—
PF Short Duration Bond	(1,199,471)	(1,921,193)	(3,120,664)	—	—
PF Emerging Markets Debt	(2,148,355)	(4,760,783)	(6,909,138)	593,866	—
PF Developing Growth	(1,011,567)	—	(1,011,567)	1,204,021	—
PF Multi-Asset	(52,422)	—	(52,422)	—	—
PF Emerging Markets	—	—	—	22,986,989	—
PF International Large-Cap	—	—	—	12,210,202	—
PF International Value	—	—	—	24,566,134	28,195,469
PF Currency Strategies	(3,212)	—	(3,212)	—	—
PF Global Absolute Return	—	(3,225,292)	(3,225,292)	2,278,679	—

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and short sales for Federal income tax purposes as of September 30, 2018, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (2)	Net Unrealized Appreciation (Depreciation)
PF Inflation Managed	$94,184,468	$174,666	($5,712,988)	($5,538,322)	$210,659	($5,327,663)
PF Managed Bond	690,935,666	13,875,265	(27,039,156)	(13,163,891)	(2,933,206)	(16,097,097)
PF Short Duration Bond	102,065,116	74,004	(891,770)	(817,766)	(81,496)	(899,262)
PF Emerging Markets Debt	86,006,672	689,498	(5,328,018)	(4,638,520)	486,781	(4,151,739)
PF Developing Growth	11,131,489	3,658,340	(83,259)	3,575,081	—	3,575,081
PF Growth	90,536,641	85,644,318	(439,506)	85,204,812	—	85,204,812
PF Large-Cap Value	129,866,097	79,743,241	(1,178,469)	78,564,772	—	78,564,772
PF Mid-Cap Equity	9,563,520	927,574	(275,867)	651,707	—	651,707
PF Multi-Asset	1,283,497,851	853,278	(2,531,915)	(1,678,637)	45,801,897	44,123,260
PF Small-Cap Value	59,998,121	17,838,670	(1,519,916)	16,318,754	—	16,318,754
PF Emerging Markets	76,656,684	44,136,930	(4,157,448)	39,979,482	(181,225)	39,798,257
PF International Large-Cap	30,616,410	25,328,380	(495,103)	24,833,277	(217,341)	24,615,936
PF International Small-Cap	75,283,813	9,003,319	(5,527,450)	3,475,869	(1,555)	3,474,314
PF International Value	71,798,937	8,712,515	(3,325,007)	5,387,508	(19,841)	5,367,667
PF Real Estate	44,949,727	6,821,831	(172,843)	6,648,988	—	6,648,988
PF Currency Strategies	65,335,756	74	(397,539)	(397,465)	(1,160,541)	(1,558,006)
PF Equity Long/Short	41,452,774	—	(1,895)	(1,895)	879,545	877,650
PF Global Absolute Return	54,692,101	1,519,420	(3,738,035)	(2,218,615)	(1,524,566)	(3,743,181)

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives, short sales, and foreign currencies, if any.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2014.

11. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gain distributions to shareholders during the fiscal year or period ended March 31, 2018, were as follows:

Funds	Ordinary Income	Long-Term Capital Gains	Total Distributions
PF Inflation Managed	$165,026	$—	$165,026
PF Managed Bond	27,252,900	—	27,252,900
PF Short Duration Bond	2,387,342	—	2,387,342
PF Emerging Markets Debt	3,464,056	—	3,464,056
PF Growth	1,081,093	4,208,497	5,289,590
PF Large-Cap Value	6,916,773	4,416,112	11,332,885
PF Mid-Cap Equity	2,759,880	8,496,195	11,256,075
PF Small Cap Value	230,521	15,035,437	15,265,958
PF Emerging Markets	1,205,327	—	1,205,327
PF International Large-Cap	2,849,998	—	2,849,998
PF International Small-Cap	1,494,781	3,024,730	4,519,511
PF International Value	7,139,546	—	7,139,546
PF Real Estate	636,138	5,740,391	6,376,529
PF Currency Strategies	2,053,772	—	2,053,772
PF Equity Long/Short	6,050,516	3,896,788	9,947,304
PF Global Absolute Return	221,727	—	221,727

There were no income and capital gains distributions to shareholders by any of the Funds presented in these financial statements during the period ended September 30, 2018.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

12. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund for the period ended September 30, 2018 and the year or period ended March 31, 2018, were as follows:

	Six-Month Period ended 9/30/2018	Year/ Period ended 3/31/2018	Six-Month Period ended 9/30/2018	Year ended 3/31/2018	Six-Month Period ended 9/30/2018	Year ended 3/31/2018	Six-Month Period ended 9/30/2018	Year ended 3/31/2018
	PF Inflation Managed Fund		PF Managed Bond Fund		PF Short Duration Bond Fund		PF Emerging Markets Debt Fund
Class P
Shares sold	91,748	7,313,111	246,377	531,321	59,596	501,598	1,594,312	4,948,673
Dividends and distributions reinvested	—	18,480	—	2,548,681	—	243,358	—	375,304
Shares repurchased	(951,009)	(271,176)	(6,956,957)	(16,107,371)	(1,251,822)	(6,235,028)	(1,096,878)	(707,964)
Net increase (decrease)	(859,261)	7,060,415	(6,710,580)	(13,027,369)	(1,192,226)	(5,490,072)	497,434	4,616,013
Beginning shares outstanding	8,533,123	1,472,708	56,563,475	69,590,844	11,469,397	16,959,469	9,152,207	4,536,194
Ending shares outstanding	7,673,862	8,533,123	49,852,895	56,563,475	10,277,171	11,469,397	9,649,641	9,152,207

	PF Developing Growth Fund		PF Growth Fund		PF Large-Cap Value Fund		PF Mid-Cap Equity Fund
Class P
Shares sold	262,803	76,603	36,723	2,958,294	3,938,389	162,487	881,298	19,834
Dividends and distributions reinvested	—	—	—	221,110	—	641,021	—	1,040,934
Shares repurchased	(127,083)	(204,222)	(2,189,290)	(1,488,410)	(1,544,850)	(17,877,474)	(2,921,451)	(4,145,268)
Net increase (decrease)	135,720	(127,619)	(2,152,567)	1,690,994	2,393,539	(17,073,966)	(2,040,153)	(3,084,500)
Beginning shares outstanding	637,876	765,495	8,145,001	6,454,007	9,040,089	26,114,055	2,918,158	6,002,658
Ending shares outstanding	773,596	637,876	5,992,434	8,145,001	11,433,628	9,040,089	878,005	2,918,158

	PF Multi-Asset Fund (1)		PF Small-Cap Value Fund		PF Emerging Markets Fund		PF International Large-Cap Fund
Class P
Shares sold	52,673,065	77,848,543	32,812	63,528	375,423	166,751	17,980	258,634
Dividends and distributions reinvested	—	—	—	1,337,718	—	72,654	—	135,456
Shares repurchased	—	(1)	(967,882)	(3,945,051)	(3,269,990)	(4,456,527)	(3,374,774)	(4,094,473)
Net increase (decrease)	52,673,065	77,848,542	(935,070)	(2,543,805)	(2,894,567)	(4,217,122)	(3,356,794)	(3,700,383)
Beginning shares outstanding	77,848,542	—	7,265,519	9,809,324	10,311,228	14,528,350	6,014,301	9,714,684
Ending shares outstanding	130,521,607	77,848,542	6,330,449	7,265,519	7,416,661	10,311,228	2,657,507	6,014,301

	PF International Small-Cap Fund		PF International Value Fund		PF Real Estate Fund		PF Currency Strategies Fund
Class P
Shares sold	211,011	4,317,301	51,089	509,308	1,417,393	778,164	299,391	868,157
Dividends and distributions reinvested	—	403,934	—	700,642	—	495,992	—	235,254
Shares repurchased	(842,390)	(805,699)	(6,424,771)	(5,843,205)	(853,913)	(387,143)	(823,337)	(3,493,107)
Net increase (decrease)	(631,379)	3,915,536	(6,373,682)	(4,633,255)	563,480	887,013	(523,946)	(2,389,696)
Beginning shares outstanding	7,993,290	4,077,754	14,126,782	18,760,037	3,500,559	2,613,546	6,862,489	9,252,185
Ending shares outstanding	7,361,911	7,993,290	7,753,100	14,126,782	4,064,039	3,500,559	6,338,543	6,862,489

	PF Equity Long/Short Fund		PF Global Absolute Return Fund
Class P
Shares sold	584,431	344,554	520,421	813,777
Dividends and distributions reinvested	—	990,313	—	23,488
Shares repurchased	(701,298)	(2,720,419)	(806,741)	(3,711,334)
Net increase (decrease)	(116,867)	(1,385,552)	(286,320)	(2,874,069)
Beginning shares outstanding	5,880,145	7,265,697	6,646,056	9,520,125
Ending shares outstanding	5,763,278	5,880,145	6,359,736	6,646,056

(1)	PF Multi-Asset Fund commenced operations on January 31, 2018.

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, administration fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2018 to September 30, 2018.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 09/30/18” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/18-09/30/18” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2018 to September 30, 2018.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/18-09/30/18.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/18	Ending Account Value at 09/30/18	Annualized Expense Ratio	Expenses Paid During the Period 04/01/18 - 09/30/18 (1)
PF Inflation Managed Fund
Actual Fund Return
Class P	$1,000.00	$1,000.00	0.98%	$4.91

Hypothetical
Class P	$1,000.00	$1,020.16	0.98%	$4.96
PF Managed Bond Fund
Actual Fund Return
Class P	$1,000.00	$990.50	0.66%	$3.29

Hypothetical
Class P	$1,000.00	$1,021.76	0.66%	$3.35
PF Short Duration Bond Fund
Actual Fund Return
Class P	$1,000.00	$1,008.20	0.55%	$2.77

Hypothetical
Class P	$1,000.00	$1,022.31	0.55%	$2.79
PF Emerging Markets Debt Fund
Actual Fund Return
Class P	$1,000.00	$937.00	0.94%	$4.56

Hypothetical
Class P	$1,000.00	$1,020.36	0.94%	$4.76
PF Developing Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,293.10	0.75%	$4.31

Hypothetical
Class P	$1,000.00	$1,021.31	0.75%	$3.80
PF Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,154.10	0.70%	$3.78

Hypothetical
Class P	$1,000.00	$1,021.56	0.70%	$3.55
PF Large-Cap Value Fund
Actual Fund Return
Class P	$1,000.00	$1,063.60	0.80%	$4.14

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Mid-Cap Equity Fund
Actual Fund Return
Class P	$1,000.00	$1,083.90	0.80%	$4.18

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Multi-Asset Fund
Actual Fund Return
Class P	$1,000.00	$1,079.60	0.51%	$2.66

Hypothetical
Class P	$1,000.00	$1,022.51	0.51%	$2.59
PF Small-Cap Value Fund
Actual Fund Return
Class P	$1,000.00	$1,072.20	0.90%	$4.68

Hypothetical
Class P	$1,000.00	$1,020.56	0.90%	$4.56

See explanation of references on page D-2

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/18	Ending Account Value at 09/30/18	Annualized Expense Ratio	Expenses Paid During the Period 04/01/18 - 09/30/18 (1)
PF Emerging Markets Fund
Actual Fund Return
Class P	$1,000.00	$930.00	0.95%	$4.60

Hypothetical
Class P	$1,000.00	$1,020.31	0.95%	$4.81
PF International Large-Cap Fund
Actual Fund Return
Class P	$1,000.00	$1,016.30	1.00%	$5.05

Hypothetical
Class P	$1,000.00	$1,020.05	1.00%	$5.06
PF International Small-Cap Fund
Actual Fund Return
Class P	$1,000.00	$953.80	1.10%	$5.39

Hypothetical
Class P	$1,000.00	$1,019.55	1.10%	$5.57
PF International Value Fund
Actual Fund Return
Class P	$1,000.00	$989.20	0.80%	$3.99

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Real Estate Fund
Actual Fund Return
Class P	$1,000.00	$1,075.00	1.05%	$5.46

Hypothetical
Class P	$1,000.00	$1,019.80	1.05%	$5.32
PF Currency Strategies Fund
Actual Fund Return
Class P	$1,000.00	$1,001.10	0.88%	$4.41

Hypothetical
Class P	$1,000.00	$1,020.66	0.88%	$4.46
PF Equity Long/Short Fund
Actual Fund Return
Class P	$1,000.00	$911.50	1.28%	$6.13

Hypothetical
Class P	$1,000.00	$1,018.65	1.28%	$6.48
PF Global Absolute Return Fund
Actual Fund Return
Class P	$1,000.00	$944.10	1.12%	$5.46

Hypothetical
Class P	$1,000.00	$1,019.45	1.12%	$5.67

(1)

Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.

PACIFIC FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Funds Series Trust (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers (the “Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds and directly manages PF Multi-Asset Fund, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, Pacific Funds Short Duration Income, and Pacific Funds Strategic Income (the “PAM Managed Funds”) under the name Pacific Asset Management (“PAM”); Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Portfolio Optimization Aggressive-Growth (the “Portfolio Optimization Funds”); and Pacific Funds Diversified Alternatives (together with the Portfolio Optimization Funds, the “Asset Allocation Funds” and together with the Portfolio Optimization Funds and PAM Managed Funds, the “Directly Managed Funds”). For all other Funds, PLFA has retained other firms to serve as Sub-Advisers under PLFA’s supervision. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 13, 2017. The description below does not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to the approval of a change in sub-adviser and a new sub-advisory agreement with respect to the PF Real Estate Fund and the PF Mid-Cap Equity Fund, as described in further detail below.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreement. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreement, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the New Sub-Advisory Agreements

The Board approved a change in sub-adviser and a new sub-advisory agreement with respect to each of the PF Real Estate Fund and the PF Mid-Cap Equity Fund. Under the 1940 Act, a change in sub-adviser generally requires shareholder approval of a new sub-advisory agreement; however, pursuant to an exemptive order issued to Pacific Life Insurance Company (“Pacific Life”) by the Securities and Exchange Commission (“SEC”) on October 13, 1999 and relied upon by the Trust and PLFA, PLFA and the Trust may hire, terminate, and replace, as applicable, sub-advisers and enter into new sub-advisory agreements (except, as a general matter, sub-advisers affiliated with PLFA) without shareholder approval in accordance with the requirements of the exemptive order.

PF Real Estate Fund

At an in-person meeting on March 27, 2018, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved, effective on or about May 1, 2018, a new sub-advisory agreement with Principal Real Estate Investors, LLC (“Principal”), with respect to the PF Real Estate Fund (the “Principal Sub-Advisory Agreement”) and appointed Principal as the new sub-adviser for the Fund. Also at the March 27, 2018 meeting, the Board terminated the sub-advisory agreement for the PF Real Estate Fund with the prior sub-adviser upon the effectiveness of the Principal Sub-Advisory Agreement. In connection with the change in sub-adviser, changes were also made to the Fund’s principal investment strategies and benchmark.

Principal’s appointment as the sub-adviser and the Board’s approval of the Principal Sub-Advisory Agreement were made in accordance with the requirements of the exemptive order and do not require shareholder approval. In order to facilitate the sub-adviser change, a portion of the PF Real Estate Fund’s holdings were sold and new investments were purchased in accordance with recommendations by Principal. PLFA and/or the Trust retained a transitioning agent in order to help reduce the transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

In considering the appointment of Principal as sub-adviser, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the PF Real Estate Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that Principal be appointed as the new sub-adviser for the PF Real Estate Fund and in evaluating the proposed Principal Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of Principal and PLFA’s analysis in reaching its conclusion to recommend Principal as sub-adviser for the PF Real Estate Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed appropriate. Prior to making a decision, the Trustees also considered the report of PLFA’s Conflicts Review Committee.

PACIFIC FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

In evaluating the Principal Sub-Advisory Agreement for the PF Real Estate Fund, the Board, including all the Independent Trustees, considered the following factors, among others:

A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining Principal as the new sub-adviser to the PF Real Estate Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by Principal. In this regard, the Trustees considered various materials relating to Principal, including copies of the proposed Principal Sub-Advisory Agreement; copies of Principal’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

The Trustees considered that under the Principal Sub-Advisory Agreement, Principal would be responsible for providing the investment management services for the PF Real Estate Fund’s assets, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the PF Real Estate Fund. The Trustees considered the quality of the management services expected to be provided to the PF Real Estate Fund over both the short- and long-term, the organizational depth and resources of Principal, including the background and experience of Principal’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that the Trust’s Chief Compliance Officer (“CCO”) had reviewed the written compliance policies and procedures and code of ethics of Principal. The Trustees also considered the CCO’s assessment of Principal’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics prior to the effectiveness of the Principal Sub-Advisory Agreement. The Trustees also took note of the due diligence PLFA conducted with respect to Principal, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by Principal.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the PF Real Estate Fund by Principal under the Principal Sub-Advisory Agreement.

B. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a real estate strategy and PLFA’s identification of Principal to serve as sub-adviser with regard to the PF Real Estate Fund’s day-to-day investment activities. The Trustees considered factors concerning performance in connection with their consideration of this matter and in connection with approval of the related Principal Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of a fund managed by Principal using similar investment strategies (the “Principal Comparable Performance”). The Trustees considered that this information included a comparison of the Principal Comparable Performance against a pertinent benchmark and against the applicable peer group for the one-, three- and five-year periods as of December 31, 2017. The Trustees also considered that this information included a comparison of the Principal Comparable Performance against a pertinent benchmark and an applicable peer group for each of the previous ten calendar years. Additionally, the Trustees considered the standard deviation, risk-adjusted returns and other performance metrics of the Principal Comparable Performance during certain periods.

The Board determined that Principal’s performance record was acceptable.

C. Sub-Advisory Fees

The Trustees considered comparative fee information regarding the fees charged under other advisory contracts of Principal with regard to other funds with substantially similar investment strategies as the PF Real Estate Fund. The Trustees also considered that the proposed sub-advisory fee schedule under the Principal Sub-Advisory Agreement contains breakpoints and is the same as the sub-advisory fee schedule for the current Sub-Adviser. The Trustees also considered the portion of the advisory fee retained by PLFA and that the advisory fee schedule would remain unchanged. In comparing the proposed sub-advisory fees to be paid by the PF Real Estate Fund to fees charged by Principal for the other similarly-managed funds, the Trustees noted that there were differences in the nature of the PF Real Estate Fund and those other funds, the services provided to each and the competitive and regulatory landscapes surrounding each that could reasonably be expected to account for differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Principal, and that the PF Real Estate Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser change.

The Board concluded that the compensation payable under the Principal Sub-Advisory Agreement is fair and reasonable.

D. Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the anticipated costs to Principal of sub-advising the PF Real Estate Fund and the projected profitability of the Principal Sub-Advisory Agreement to Principal, to the extent practicable based on the information provided by Principal. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and Principal with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the Principal Sub-Advisory Agreement to Principal is an estimate because it had not yet begun to manage the PF Real Estate Fund, the Trustees considered that projected profitability information for Principal at this time was of limited utility.

PACIFIC FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

The Trustees also considered the organizational strengths of Principal and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the PF Real Estate Fund. The Board concluded that the PF Real Estate Fund’s fee structure reflected in the Principal Sub-Advisory Agreement is fair and reasonable.

E. Ancillary Benefits

The Trustees received information from PLFA and Principal concerning other benefits that may be received by Principal and its affiliates as a result of their relationship with the PF Real Estate Fund, including commissions that may be paid to broker-dealers affiliated with Principal and the anticipated use of soft-dollars by Principal. In this regard, the Trustees noted that Principal represented that it does not anticipate utilizing an affiliated broker-dealer and that it anticipates using soft dollar credits generated by Fund commissions to pay for research services. The Trustees considered potential benefits to be derived by Principal from its relationship with the PF Real Estate Fund and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Principal Sub-Advisory Agreement is in the best interests of the PF Real Estate Fund and its shareholders; and (ii) the compensation payable under the Principal Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PF Mid-Cap Equity Fund

At an in-person meeting on March 27, 2018, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved the appointment of Rothschild Asset Management Inc. (“Rothschild”), as the interim sub-adviser to the PF Mid-Cap Equity Fund and approved an interim sub-advisory agreement with Rothschild (the “Interim Sub-Advisory Agreement”) effective on or about June 12, 2018, pursuant to Rule 15a-4 under the 1940 Act. As described in a supplement dated March 30, 2018, certain principal investment strategies and principal risks of the PF Mid-Cap Equity Fund were modified in connection with the sub-adviser change. At an in-person meeting on June 19, 2018, the Board, including all of the Independent Trustees, approved, effective August 1, 2018, the sub-advisory agreement between Rothschild and PLFA, with respect to the PF Mid-Cap Equity Fund (the “Rothschild Sub-Advisory Agreement”) and appointed Rothschild as the sub-adviser for the Fund. Rothschild’s appointment as the sub-adviser was made in accordance with the exemptive order issued by the SEC with regard to the Trust and does not require shareholder approval. In order to facilitate the change in sub-adviser, a portion of the Fund’s holdings were sold and new investments purchased in accordance with recommendations by the new sub-adviser’s portfolio management team. PLFA, on behalf of the Fund, retained a transitioning agent in order to help reduce the transaction costs associated with the purchase and sale of portfolio holdings in connection with this transition.

In considering the appointment of Rothschild as sub-adviser, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the PF Mid-Cap Equity Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that Rothschild be appointed as the new sub-adviser for the PF Mid-Cap Equity Fund and in evaluating the proposed Rothschild Sub-Advisory Agreement. Additionally, the Board considered the due diligence conducted by PLFA on the investment resources and personnel of Rothschild and an assessment of the investment strategies used by Rothschild. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of Rothschild and PLFA’s analysis in reaching its conclusion to recommend Rothschild as a sub-adviser for the PF Mid-Cap Equity Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of sub-advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a fund when PLFA and the Board believed it to be appropriate.

In evaluating the proposed Interim Sub-Advisory Agreement and the Rothschild Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining Rothschild as the sub-adviser to the PF Mid-Cap Equity Fund, particularly in light of the nature, extent, and quality of the services provided by Rothschild under the Interim Sub-Advisory Agreement. In this regard, the Trustees considered various materials relating to Rothschild, including copies of the proposed Rothschild Sub-Advisory Agreement; copies of Rothschild’s Form ADV; financial information; a written presentation from Rothschild; a comprehensive report including an assessment from PLFA; responses from Rothschild to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees also considered verbal presentations at an in-person meeting held on June 19, 2018 from the investment management team of PLFA and from management and investment personnel from Rothschild.

The Trustees considered that under the Rothschild Sub-Advisory Agreement, Rothschild would be responsible for providing the investment advisory services to the PF Mid-Cap Equity Fund, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the PF Mid-Cap Equity Fund over both the short- and long-term, the organizational depth and resources of Rothschild, including the background and experience of Rothschild’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy. In this regard, the Trustees took into account that Rothschild already served as the PF Mid-Cap Equity Fund’s interim sub-adviser for a short period, effective June 12, 2018, and also sub-advises a number of other funds within the Pacific Funds complex, and that the Board has had substantial experience and interaction with Rothschild in that regard, and has familiarity with the firm’s investment philosophy and strategies.

PACIFIC FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

In addition, the Trustees considered that the Trust’s Chief Compliance Officer (“CCO”) previously had reviewed the written compliance policies and procedures and code of ethics of Rothschild. The Trustees also considered the CCO’s assessment of Rothschild’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics prior to the effectiveness of the Interim Sub-Advisory Agreement. The Trustees also took note of the due diligence PLFA conducted with respect to Rothschild, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by Rothschild. The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the PF Mid-Cap Equity Fund by Rothschild under the Rothschild Sub-Advisory Agreement.

B. Performance

The Trustees considered PLFA’s recommendation of Rothschild to serve as sub-adviser with regard to the PF Mid-Cap Equity Fund’s day-to-day investment activities. The Trustees considered factors concerning performance in connection with their consideration of this matter and in connection with approval of the related Rothschild Sub-Advisory Agreement, including the factors described below.

The Trustees considered that the PF Mid-Cap Equity Fund’s historical performance had been obtained under a different sub-adviser, although PLFA has managed the Fund since its inception. With respect to the management of strategies similar to that employed by the PF Mid-Cap Equity Fund, the Trustees considered information about the hypothetical performance of a portfolio of mid-cap companies that were carved out of accounts managed by Rothschild that were invested in both small- and mid-cap companies using similar, although not identical, investment strategies (the “Rothschild Comparable Performance”). The Trustees considered that this information included a comparison of the Rothschild Comparable Performance against the PF Mid-Cap Equity Fund’s benchmark and peer group for the trailing one-, three- and five-year periods as of March 31, 2018, as well as performance for each of the past ten calendar years. The Trustees noted that hypothetical performance does not carry the same credibility as actual performance, and also considered the risk and risk-adjusted returns of the Rothschild Comparable Performance against the PF Mid-Cap Equity Fund’s benchmark and peer group for the trailing one-, three-, five- and ten-year periods as of March 31, 2018.

The Board determined that Rothschild’s performance with respect to similar, although not identical accounts and strategies, provided a sufficient basis to conclude that it was capable of managing the PF Mid-Cap Equity Fund in accordance with its investment objectives and strategies.

C. Sub-Advisory Fees

The Trustees considered comparative fee information regarding the fees charged under other advisory contracts of Rothschild with regard to other funds with substantially similar investment strategies as the PF Mid-Cap Equity Fund. The Trustees also considered that the proposed sub-advisory fee schedule under the Rothschild Sub-Advisory Agreement will be slightly lower than the sub-advisory fee schedule for the Interim Sub-Advisory Agreement, that the advisory fee schedule paid by the PF Mid-Cap Equity Fund would remain unchanged, and that the portion of the advisory fee retained by PLFA would increase slightly.

The Trustees noted that the sub-advisory fee rates were the result of arms’-length negotiations between PLFA and Rothschild, and that the PF Mid-Cap Equity Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered the services rendered by PLFA to the PF Mid-Cap Equity Fund under the investment advisory agreement between PLFA and the Fund.

The Board concluded that the compensation payable under the Rothschild Sub-Advisory Agreement is fair and reasonable, and that the amount of the advisory fee retained by PLFA after paying the sub-advisory fee to Rothschild is fair and reasonable.

D. Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding Rothschild’s firm-wide costs and profitability. The Trustees noted that any assessment of Rothschild’s projected profitability from the PF Mid-Cap Equity Fund would be speculative, would involve assumptions regarding expense allocations and other factors, and would not provide useful information.

The Trustees also considered the organizational strengths of Rothschild and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the PF Mid-Cap Equity Fund. The Board concluded that the PF Mid-Cap Equity Fund’s fee structure reflected in the Rothschild Sub-Advisory Agreement is fair and reasonable.

E. Ancillary Benefits

The Trustees received information from PLFA and Rothschild concerning other benefits that may be received by Rothschild and its affiliates as a result of their relationship with the PF Mid-Cap Equity Fund, including commissions that may be paid to broker-dealers affiliated with Rothschild and the anticipated use of soft-dollars by Rothschild. In this regard, the Trustees noted that Rothschild represented that it does not anticipate utilizing an affiliated broker-dealer and that it anticipates using soft-dollar credits generated by Fund commissions to pay for research services. The Trustees considered potential benefits to be derived by Rothschild from its relationship with the PF Mid-Cap Equity Fund and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Rothschild Sub-Advisory Agreement is in the best interests of the PF Mid-Cap Equity Fund and its shareholders; and (ii) the compensation payable under the Rothschild Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s website at https://www.pacificlife.com/pacificfunds.html. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies) and annual and semi-annual reports are available:

•	On the Trust’s website at https://www.pacificlife.com/pacificfunds.html

•	On the SEC’s website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99 CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906 CERT pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust

By:	/s/ Adrian Griggs
Adrian Griggs
Chief Executive Officer

Date:	December 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian Griggs
Adrian Griggs
Chief Executive Officer

Date:	December 6, 2018

By:	/s/ Trevor T. Smith
Trevor T. Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	December 6, 2018